UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05972
Name of Registrant: Vanguard International Equity Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: January 31, 2016
Item 1: Schedule of Investments

Vanguard Pacific Stock Index Fund

Schedule of Investments
As of January 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Australia (16.3%)
Commonwealth Bank of Australia	1,678,534	94,881
Westpac Banking Corp.	3,283,134	72,710
National Australia Bank Ltd.	2,586,590	51,386
Australia & New Zealand Banking Group Ltd.	2,842,902	49,350
BHP Billiton Ltd.	3,175,347	34,872
CSL Ltd.	462,523	34,453
Wesfarmers Ltd.	1,106,431	33,384
Woolworths Ltd.	1,252,897	21,781
Telstra Corp. Ltd.	4,259,548	17,163
Scentre Group	5,054,134	15,788
Macquarie Group Ltd.	303,952	15,678
Transurban Group	1,990,508	15,346
Woodside Petroleum Ltd.	709,851	14,307
Westfield Corp.	1,909,722	13,595
Brambles Ltd.	1,559,389	12,457
Rio Tinto Ltd.	419,720	11,853
AMP Ltd.	2,897,139	11,165
Amcor Ltd.	1,143,852	10,908
Suncorp Group Ltd.	1,271,071	10,604
QBE Insurance Group Ltd.	1,352,157	10,577
Insurance Australia Group Ltd.	2,405,206	9,097
AGL Energy Ltd.	665,855	8,880
Goodman Group	1,729,687	7,574
Caltex Australia Ltd.	267,992	7,167
Stockland	2,328,915	6,833
Vicinity Centres	3,273,592	6,815
* Newcrest Mining Ltd.	723,553	6,802
APA Group	1,101,904	6,717
GPT Group	1,772,007	6,199
ASX Ltd.	190,199	5,753
Ramsay Health Care Ltd.	127,917	5,554
Oil Search Ltd.	1,161,462	5,458
Sonic Healthcare Ltd.	408,146	5,381
Aurizon Holdings Ltd.	2,031,024	5,371
James Hardie Industries plc	441,318	5,114
LendLease Group	544,205	5,082
Origin Energy Ltd.	1,707,954	5,055
Dexus Property Group	957,831	5,052
Mirvac Group	3,669,082	5,010
Sydney Airport	1,063,667	5,009
Medibank Pvt Ltd.	2,751,951	4,932
Treasury Wine Estates Ltd.	730,285	4,753
Aristocrat Leisure Ltd.	621,882	4,570
Tatts Group Ltd.	1,450,934	4,316
Cochlear Ltd.	56,580	3,792
Asciano Ltd.	595,041	3,772
Orica Ltd.	368,563	3,756
DUET Group	2,281,971	3,755
* South32 Ltd.	5,287,046	3,711

	Incitec Pivot Ltd.	1,662,619	3,706
	Santos Ltd.	1,610,521	3,694
	Computershare Ltd.	487,210	3,637
	SEEK Ltd.	338,587	3,525
	Bendigo & Adelaide Bank Ltd.	451,340	3,472
	Bank of Queensland Ltd.	369,000	3,457
	Crown Resorts Ltd.	376,389	3,320
	Coca-Cola Amatil Ltd.	539,938	3,233
*	Star Entertainment Grp Ltd.	829,921	3,203
	Challenger Ltd.	560,410	3,190
	Boral Ltd.	759,277	3,047
	Qantas Airways Ltd.	1,002,571	2,788
	Healthscope Ltd.	1,732,818	2,739
	Tabcorp Holdings Ltd.	815,852	2,682
	Domino's Pizza Enterprises Ltd.	60,450	2,596
	TPG Telecom Ltd.	333,077	2,400
	Ansell Ltd.	150,633	2,165
	REA Group Ltd.	53,341	2,025
^	Fortescue Metals Group Ltd.	1,602,477	2,014
	BlueScope Steel Ltd.	557,456	1,865
	Orora Ltd.	1,188,211	1,855
^	Alumina Ltd.	2,436,976	1,824
	AusNet Services	1,740,855	1,823
	DuluxGroup Ltd.	385,090	1,785
	IOOF Holdings Ltd.	302,110	1,773
^	carsales.com Ltd.	209,435	1,770
	Magellan Financial Group Ltd.	104,514	1,713
	CIMIC Group Ltd.	99,271	1,712
	Harvey Norman Holdings Ltd.	530,010	1,690
	Iluka Resources Ltd.	419,730	1,647
^	JB Hi-Fi Ltd.	97,907	1,641
	Veda Group Ltd.	811,107	1,623
	Investa Office Fund	573,170	1,603
	M2 Group Ltd.	173,547	1,566
^	Flight Centre Travel Group Ltd.	56,038	1,566
	Fairfax Media Ltd.	2,398,364	1,522
	Adelaide Brighton Ltd.	449,322	1,518
	BT Investment Management Ltd.	195,014	1,492
	Recall Holdings Ltd.	308,761	1,451
	Perpetual Ltd.	43,379	1,281
	Macquarie Atlas Roads Group	416,172	1,274
	Sirtex Medical Ltd.	46,143	1,245
*,^ Metcash Ltd.		966,103	1,213
	Northern Star Resources Ltd.	573,593	1,209
	ALS Ltd.	490,488	1,163
^	Qube Holdings Ltd.	701,814	1,146
	GrainCorp Ltd. Class A	183,489	1,119
	nib holdings Ltd.	437,347	1,115
	Shopping Centres Australasia Property Group	721,703	1,102
^	Vocus Communications Ltd.	196,190	1,102
	Charter Hall Group	344,925	1,099
	Platinum Asset Management Ltd.	234,191	1,084
	BWP Trust	487,975	1,071
	Cromwell Property Group	1,460,969	1,030
	Super Retail Group Ltd.	140,616	1,028
^	Navitas Ltd.	303,637	1,013
	Charter Hall Retail REIT	342,133	1,006

	Downer EDI Ltd.	434,004	972
^	G8 Education Ltd.	364,895	939
^	InvoCare Ltd.	109,311	928
	CSR Ltd.	502,359	917
	Evolution Mining Ltd.	883,635	913
	Mantra Group Ltd.	262,387	906
	IRESS Ltd.	128,058	882
	OZ Minerals Ltd.	315,529	863
	Nufarm Ltd.	175,227	859
^	Primary Health Care Ltd.	477,708	842
	Nine Entertainment Co. Holdings Ltd.	697,109	826
	Aveo Group	385,201	819
	Spotless Group Holdings Ltd.	1,064,854	796
	Premier Investments Ltd.	79,062	743
	Automotive Holdings Group Ltd.	234,047	726
*	Mayne Pharma Group Ltd.	771,279	723
	ARB Corp. Ltd.	66,032	720
*	Burson Group Ltd.	239,230	715
	Abacus Property Group	322,022	693
	Ardent Leisure Group	441,837	648
	Sigma Pharmaceuticals Ltd.	1,091,270	642
	Brickworks Ltd.	58,370	630
	Bega Cheese Ltd.	124,810	630
	Pact Group Holdings Ltd.	175,927	626
	SAI Global Ltd.	214,943	622
^	Genworth Mortgage Insurance Australia Ltd.	333,807	619
	Estia Health Ltd.	127,399	618
	Independence Group NL	385,777	611
^	Myer Holdings Ltd.	822,313	611
^	Regis Resources Ltd.	356,576	598
	Sims Metal Management Ltd.	120,227	587
	Seven West Media Ltd.	979,247	583
*,^ Syrah Resources Ltd.		207,931	576
	Sandfire Resources NL	158,217	573
	Breville Group Ltd.	131,795	572
	Cleanaway Waste Management Ltd.	1,078,826	567
	Regis Healthcare Ltd.	137,601	566
	FlexiGroup Ltd.	276,760	557
	Australian Pharmaceutical Industries Ltd.	364,370	544
	WorleyParsons Ltd.	219,153	538
	Tassal Group Ltd.	155,174	532
	McMillan Shakespeare Ltd.	57,694	525
*	Australian Agricultural Co. Ltd.	546,714	522
*	Pacific Brands Ltd.	903,842	521
	Japara Healthcare Ltd.	251,460	515
	OzForex Group Ltd.	230,110	512
^	Retail Food Group Ltd.	156,901	506
*,2 MYOB Group Ltd.		226,171	502
	iSentia Group Ltd.	152,956	500
	Technology One Ltd.	144,216	487
	Steadfast Group Ltd.	460,319	479
	Gateway Lifestyle	224,401	467
^	Cover-More Group Ltd.	315,833	447
	Southern Cross Media Group Ltd.	550,602	444
*	Broadspectrum Ltd.	511,335	442
	Asaleo Care Ltd.	390,050	434
*	Costa Group Holdings Ltd.	237,557	415

	Village Roadshow Ltd.	83,042	413
	GUD Holdings Ltd.	87,986	410
^	Greencross Ltd.	78,205	401
^	GWA Group Ltd.	269,958	390
^	Monadelphous Group Ltd.	82,976	371
	Programmed Maintenance Services Ltd.	257,640	370
	Altium Ltd.	102,796	362
*	Saracen Mineral Holdings Ltd.	704,125	358
*	NEXTDC Ltd.	200,386	357
^	Mineral Resources Ltd.	133,220	356
	Growthpoint Properties Australia Ltd.	161,197	347
	Ingenia Communities Group	170,622	336
*,^ Highfield Resources Ltd.		244,305	333
*	Virgin Australia Holdings Ltd.	946,488	330
	Folkestone Education Trust	200,583	319
*	APN News & Media Ltd.	833,090	308
*	Newcrest Mining Ltd. ADR	32,727	308
	National Storage REIT	286,376	307
^	Seven Group Holdings Ltd.	89,722	304
	Beach Energy Ltd.	1,113,269	303
	Sims Metal Management Ltd. ADR	63,294	302
	New Hope Corp. Ltd.	248,867	293
	Credit Corp. Group Ltd.	35,221	282
*	iProperty Group Ltd.	99,219	281
*	Mesoblast Ltd.	242,908	265
^	Select Harvests Ltd.	69,220	264
^	Western Areas Ltd.	192,499	262
	Webjet Ltd.	67,977	260
	Virtus Health Ltd.	56,444	256
^	Cabcharge Australia Ltd.	114,012	254
	GDI Property Group	421,136	253
*,^ UGL Ltd.		157,819	248
	UXC Ltd.	285,650	245
	TFS Corp. Ltd.	263,662	242
*,^ Ten Network Holdings Ltd.		270,457	232
*,^ Lynas Corp. Ltd.		3,376,727	230
*	Karoon Gas Australia Ltd.	196,111	226
	Tox Free Solutions Ltd.	117,020	220
^	Ainsworth Game Technology Ltd.	137,090	217
	Hotel Property Investments	112,164	209
*,^ Paladin Energy Ltd.		1,369,635	205
	Reject Shop Ltd.	27,271	204
	Thorn Group Ltd.	143,264	204
*,^ Liquefied Natural Gas Ltd.		418,482	195
	Astro Japan Property Group	48,525	183
*,^ Whitehaven Coal Ltd.		607,507	181
*,^ AWE Ltd.		465,794	174
*	Infigen Energy	508,622	171
*,^ Starpharma Holdings Ltd.		349,356	160
	Cedar Woods Properties Ltd.	44,952	141
^	Slater & Gordon Ltd.	323,362	140
*	Billabong International Ltd.	118,057	136
	RCR Tomlinson Ltd.	105,718	136
*	Arrium Ltd.	2,773,644	131
	STW Communications Group Ltd.	235,538	127
	ERM Power Ltd.	121,428	126
^	Cash Converters International Ltd.	319,273	119

*	Senex Energy Ltd.	1,091,195	118
*	Drillsearch Energy Ltd.	282,066	100
*	Perseus Mining Ltd.	501,179	98
*	Resolute Mining Ltd.	421,382	97
	SMS Management & Technology Ltd.	56,015	96
	Decmil Group Ltd.	119,124	85
*,^ Mount Gibson Iron Ltd.		623,360	82
	Watpac Ltd.	101,769	77
	Cardno Ltd.	107,534	72
	MACA Ltd.	139,094	69
^	Capitol Health Ltd.	465,009	68
	MMA Offshore Ltd.	279,707	66
	Beadell Resources Ltd.	521,772	57
*	Bradken Ltd.	140,925	44
*,^ Horizon Oil Ltd.		851,641	43
	Acrux Ltd.	77,116	39
*	Troy Resources Ltd.	177,050	28
*	Sundance Energy Australia Ltd.	320,851	28
*	Medusa Mining Ltd.	95,316	26
*	Buru Energy Ltd.	163,146	26
	Hills Ltd.	156,721	24
*	Kingsgate Consolidated Ltd.	130,071	21
*	S2 Resources Ltd.	196,647	19
	Ausdrill Ltd.	101,390	17
*	Atlas Iron Ltd.	1,061,833	12
*	Tap Oil Ltd.	111,154	8
	Panoramic Resources Ltd.	123,398	7
	Mincor Resources NL	49,790	5
*	BGP Holdings PLC	15,642,708	—
^	Dick Smith Holdings Ltd.	147,770	—
			876,909
Hong Kong (8.3%)
	AIA Group Ltd.	11,909,445	66,210
	CK Hutchison Holdings Ltd.	2,784,091	34,786
	Hong Kong Exchanges and Clearing Ltd.	1,184,297	26,245
	Sun Hung Kai Properties Ltd.	1,648,118	17,881
	Cheung Kong Property Holdings Ltd.	2,784,091	15,091
	CLP Holdings Ltd.	1,523,541	12,798
	Link REIT	2,221,143	12,743
	Jardine Matheson Holdings Ltd.	240,320	12,625
	Hang Seng Bank Ltd.	754,241	12,541
	Power Assets Holdings Ltd.	1,320,316	12,068
	Hong Kong & China Gas Co. Ltd.	6,728,666	11,844
	BOC Hong Kong Holdings Ltd.	3,559,546	9,476
	Sands China Ltd.	2,393,547	8,360
	Hongkong Land Holdings Ltd.	1,160,300	7,311
	Galaxy Entertainment Group Ltd.	2,105,950	6,616
	MTR Corp. Ltd.	1,392,217	6,303
	Wharf Holdings Ltd.	1,338,297	6,263
	Jardine Strategic Holdings Ltd.	220,600	6,042
	Cheung Kong Infrastructure Holdings Ltd.	610,215	5,739
	Swire Pacific Ltd. Class A	573,125	5,529
	Henderson Land Development Co. Ltd.	1,011,206	5,508
	Techtronic Industries Co. Ltd.	1,235,500	4,688
^	AAC Technologies Holdings Inc.	692,000	4,434
	New World Development Co. Ltd.	5,346,870	4,377
	Want Want China Holdings Ltd.	6,570,000	4,316

	Hang Lung Properties Ltd.	2,211,317	4,079
	Sino Land Co. Ltd.	3,046,300	3,914
	China Mengniu Dairy Co. Ltd.	2,700,000	3,767
	Bank of East Asia Ltd.	1,135,476	3,338
	Samsonite International SA	1,272,573	3,299
	Li & Fung Ltd.	5,723,259	3,292
	Wheelock & Co. Ltd.	810,486	3,103
	Swire Properties Ltd.	1,154,565	3,004
*,2 WH Group Ltd.		5,185,865	2,970
	Yue Yuen Industrial Holdings Ltd.	829,019	2,863
	New World China Land Ltd.	2,636,000	2,559
	Hysan Development Co. Ltd.	633,603	2,455
	PCCW Ltd.	4,023,143	2,413
	Tingyi Cayman Islands Holding Corp.	1,888,600	2,158
*	Semiconductor Manufacturing International Corp.	24,612,000	2,137
	NWS Holdings Ltd.	1,387,411	2,069
	Esprit Holdings Ltd.	1,870,400	1,934
	ASM Pacific Technology Ltd.	241,428	1,756
	First Pacific Co. Ltd.	2,384,823	1,644
	Hopewell Holdings Ltd.	537,624	1,632
	Cathay Pacific Airways Ltd.	1,016,548	1,604
	VTech Holdings Ltd.	158,500	1,591
^	Prada SPA	514,900	1,537
	Kerry Properties Ltd.	648,358	1,501
	Fortune REIT	1,319,000	1,342
^	Sun Art Retail Group Ltd.	2,195,500	1,239
	SJM Holdings Ltd.	1,871,359	1,235
	Champion REIT	2,432,000	1,144
^	Wynn Macau Ltd.	1,032,440	1,118
	Johnson Electric Holdings Ltd.	367,125	1,086
^	Haitong International Securities Group Ltd.	2,096,347	1,046
	Xinyi Glass Holdings Ltd.	2,044,000	1,041
	Shangri-La Asia Ltd.	1,096,096	1,021
^	Brightoil Petroleum Holdings Ltd.	3,437,000	1,017
^	Melco International Development Ltd.	822,000	1,000
	Television Broadcasts Ltd.	280,000	981
	Minth Group Ltd.	506,000	926
	China Travel International Investment Hong Kong Ltd.	2,698,000	919
	HKBN Ltd.	717,000	917
	Stella International Holdings Ltd.	381,500	915
*	Global Brands Group Holding Ltd.	5,927,259	910
	MGM China Holdings Ltd.	753,600	907
	Cafe de Coral Holdings Ltd.	326,000	893
	Uni-President China Holdings Ltd.	1,353,400	878
	Shui On Land Ltd.	3,500,166	854
	FIH Mobile Ltd.	2,353,000	842
^	Value Partners Group Ltd.	913,000	831
	NagaCorp Ltd.	1,356,000	828
	Man Wah Holdings Ltd.	757,600	823
	L'Occitane International SA	454,000	794
^	Xinyi Solar Holdings Ltd.	2,452,000	788
	Kerry Logistics Network Ltd.	569,179	786
	Orient Overseas International Ltd.	207,824	774
	Dah Sing Financial Holdings Ltd.	164,552	774
*	Goldin Financial Holdings Ltd.	698,335	753
^	Town Health International Medical Group Ltd.	3,918,000	731
	Huabao International Holdings Ltd.	1,958,000	730

	Nexteer Automotive Group Ltd.	703,000	728
	Pacific Textiles Holdings Ltd.	498,000	726
	Great Eagle Holdings Ltd.	253,000	711
	Texwinca Holdings Ltd.	718,000	695
^	Chow Tai Fook Jewellery Group Ltd.	1,151,400	668
	Shun Tak Holdings Ltd.	1,916,000	645
^	Luk Fook Holdings International Ltd.	343,000	636
^	Guotai Junan International Holdings Ltd.	2,282,213	609
*,^ KuangChi Science Ltd.		1,649,000	599
	Dah Sing Banking Group Ltd.	368,456	580
	Lifestyle International Holdings Ltd.	468,500	580
	Yuexiu REIT	1,138,000	578
	SmarTone Telecommunications Holdings Ltd.	360,500	559
	Sunlight REIT	1,133,000	538
	SITC International Holdings Co. Ltd.	1,151,000	534
*	Freeman Financial Corp. Ltd.	9,580,000	532
	G-Resources Group Ltd.	22,365,000	515
^	United Co. RUSAL plc	1,748,000	503
*	China Oceanwide Holdings Ltd.	4,694,000	486
*,^ China Financial International Investments Ltd.		4,540,000	484
*,2 China Jicheng Holdings Ltd.		2,555,171	481
	Giordano International Ltd.	1,170,000	468
	CITIC Telecom International Holdings Ltd.	1,346,000	466
*	China Harmony New Energy Auto Holding Ltd.	726,500	462
	Hopewell Highway Infrastructure Ltd.	966,656	445
*,^ China LNG Group Ltd.		16,320,000	442
*,^ FDG Electric Vehicles Ltd.		10,070,000	431
^	Shougang Fushan Resources Group Ltd.	3,900,000	419
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,330,000	419
	K Wah International Holdings Ltd.	1,135,500	406
	Yingde Gases Group Co. Ltd.	1,051,500	399
	Prosperity REIT	1,055,000	370
*,^ Goodbaby International Holdings Ltd.		807,000	344
	Towngas China Co. Ltd.	708,929	342
	Beijing Enterprises Medical & Health Group Ltd.	4,866,000	340
	Sun Hung Kai & Co. Ltd.	558,000	326
	Chow Sang Sang Holdings International Ltd.	214,000	321
^	TCL Communication Technology Holdings Ltd.	430,000	320
*,^ Sino Oil And Gas Holdings Ltd.		12,815,000	316
*	TOM Group Ltd.	1,484,000	314
	Ju Teng International Holdings Ltd.	762,000	301
	Pacific Basin Shipping Ltd.	1,643,000	300
^	Truly International Holdings Ltd.	1,294,000	294
	Kowloon Development Co. Ltd.	359,000	293
	Dynam Japan Holdings Co. Ltd.	253,200	290
	Chong Hing Bank Ltd.	155,000	289
	NewOcean Energy Holdings Ltd.	836,000	283
^	SA Sa International Holdings Ltd.	1,035,860	283
*	China Smarter Energy Group Holdings Ltd.	2,416,961	279
*	Kong Sun Holdings Ltd.	3,825,000	278
*	Mason Financial Holdings Ltd.	7,760,000	277
	HKR International Ltd.	643,200	272
*,^ MMG Ltd.		1,460,000	269
*	Canvest Environmental Protection Group Co. Ltd.	667,000	266
*	Gemdale Properties & Investment Corp. Ltd.	4,906,000	261
	APT Satellite Holdings Ltd.	355,500	259
*	Mei Ah Entertainment Group Ltd.	3,040,000	256

*,^ United Photovoltaics Group Ltd.		3,432,000	255
*	CST Mining Group Ltd.	24,144,000	240
	Far East Consortium International Ltd.	728,000	233
*	Emperor Capital Group Ltd.	2,904,000	233
^	China LotSynergy Holdings Ltd.	6,680,000	231
*,^ HC International Inc.		494,000	230
	Lee's Pharmaceutical Holdings Ltd.	238,000	220
*,^ Macau Legend Development Ltd.		1,673,000	217
^	GCL New Energy Holdings Ltd.	4,228,000	208
	China Aerospace International Holdings Ltd.	1,792,000	203
*	Peace Map Holding Ltd.	5,520,000	198
*,^ China Huarong Energy Co. Ltd.		7,189,000	197
*,^ China Ocean Shipbuilding Industry Group Ltd.		8,825,000	194
*	Good Resources Holdings Ltd.	2,258,940	193
*,^ Microport Scientific Corp.		406,000	192
	Springland International Holdings Ltd.	990,242	192
	Regal Hotels International Holdings Ltd.	376,000	189
*,^ Technovator International Ltd.		412,000	186
*,^ Summit Ascent Holdings Ltd.		778,000	184
*	United Laboratories International Holdings Ltd.	464,000	176
	Spring REIT	487,000	176
	Varitronix International Ltd.	242,000	172
	Liu Chong Hing Investment Ltd.	152,000	165
	Parkson Retail Group Ltd.	1,420,000	164
^	New Sports Group Ltd.	8,060,000	158
*	Midland Holdings Ltd.	472,000	157
	Road King Infrastructure Ltd.	189,000	151
	EVA Precision Industrial Holdings Ltd.	1,048,000	150
^	Shenwan Hongyuan HK Ltd.	380,000	150
*	Sincere Watch Hong Kong Ltd.	2,250,000	149
^	China Silver Group Ltd.	712,000	148
*	Louis XIII Holdings Ltd.	528,500	146
*,2 CGN New Energy Holdings Co. Ltd.		968,000	144
	TCC International Holdings Ltd.	978,000	143
^	Lai Sun Development Co. Ltd.	10,935,000	136
	AMVIG Holdings Ltd.	352,000	132
*,^ Haier Healthwise Holdings Ltd.		2,930,000	114
*	Suncorp Technologies Ltd.	11,530,000	114
*	Xinchen China Power Holdings Ltd.	748,000	114
	Polytec Asset Holdings Ltd.	1,270,000	111
^	Trinity Ltd.	926,000	110
*	Yanchang Petroleum International Ltd.	4,510,000	105
	Imperial Pacific International Holdings Ltd.	5,112,845	104
*	Sunshine Oilsands Ltd.	1,682,500	104
*	SOCAM Development Ltd.	186,000	103
*,^ Winshine Entertainment & Media Holding Co. Ltd.		1,788,000	98
	Singamas Container Holdings Ltd.	1,048,000	96
*	PetroAsian Energy Holdings Ltd.	4,044,000	93
*	Auto Italia Holdings	3,550,000	92
	Inspur International Ltd.	498,000	83
*,^ Anton Oilfield Services Group		912,000	79
*,^ Honghua Group Ltd.		1,535,000	71
*	New Focus Auto Tech Holdings Ltd.	1,460,000	69
	IT Ltd.	282,000	69
	Yip's Chemical Holdings Ltd.	240,000	67
	New World Department Store China Ltd.	482,000	63
*	Hong Kong Television Network Ltd.	385,000	60

	TPV Technology Ltd.	530,000	59
*	L'sea Resources International Holdings Ltd.	1,520,569	50
*	Silver Base Group Holdings Ltd.	358,000	43
	Henderson Investment Ltd.	524,000	42
	Emperor Watch & Jewellery Ltd.	1,740,000	35
*	China Household Holdings Ltd.	3,145,000	35
	Oriental Press Group	334,000	35
	GT Group Holdings Ltd.	488,000	33
*,^ SPT Energy Group Inc.		366,000	29
*	Neo-Neon Holdings Ltd.	198,000	27
*	Newtree Group Holdings Ltd.	74,332	22
*,^ Hang Fat Ginseng Holdings Co. Ltd.		4,730,000	21
*	Portico International Holdings Ltd.	38,500	12
	REXLot Holdings Ltd.	150,000	9
	Heng Tai Consumables Group Ltd.	66,000	3
*	China Oceanwide Holdings Ltd. Rights Exp. 03/03/2016	2,347,000	—
			444,729
Japan (60.1%)
	Toyota Motor Corp.	2,767,371	166,678
	Mitsubishi UFJ Financial Group Inc.	13,753,924	70,529
	Honda Motor Co. Ltd.	1,772,527	48,048
	KDDI Corp.	1,858,700	47,067
	Sumitomo Mitsui Financial Group Inc.	1,283,134	43,047
	Mizuho Financial Group Inc.	24,479,341	42,355
	SoftBank Group Corp.	916,370	40,353
	Japan Tobacco Inc.	1,026,159	40,188
	Takeda Pharmaceutical Co. Ltd.	765,491	37,068
	East Japan Railway Co.	376,285	34,587
	Seven & i Holdings Co. Ltd.	770,454	34,364
	Central Japan Railway Co.	180,000	33,410
	NTT DOCOMO Inc.	1,344,300	29,814
	Astellas Pharma Inc.	2,152,070	29,799
	Canon Inc.	1,037,017	28,977
	Sony Corp.	1,241,444	28,813
	Kao Corp.	496,077	26,622
	FANUC Corp.	193,776	25,945
	Fuji Heavy Industries Ltd.	619,912	25,369
	Tokio Marine Holdings Inc.	695,090	24,870
	Mitsubishi Estate Co. Ltd.	1,241,982	24,587
	Bridgestone Corp.	634,950	23,132
	Nissan Motor Co. Ltd.	2,322,152	23,095
	Hitachi Ltd.	4,605,258	22,759
	Mitsui Fudosan Co. Ltd.	940,580	22,142
	Mitsubishi Corp.	1,364,034	21,865
	Murata Manufacturing Co. Ltd.	186,834	21,611
	Denso Corp.	497,886	21,473
	Shin-Etsu Chemical Co. Ltd.	407,255	20,801
	Keyence Corp.	44,077	20,799
	Panasonic Corp.	2,104,390	19,761
	Nippon Telegraph & Telephone Corp.	458,375	19,514
	Mitsui & Co. Ltd.	1,684,800	19,151
	ORIX Corp.	1,296,910	18,341
	Nomura Holdings Inc.	3,348,594	18,173
	Mitsubishi Electric Corp.	1,955,954	18,153
	Daiwa House Industry Co. Ltd.	639,105	18,044
	Daikin Industries Ltd.	265,412	17,933
	ITOCHU Corp.	1,425,697	16,756

Fast Retailing Co. Ltd.	51,420	16,626
Kubota Corp.	1,108,828	16,388
Nidec Corp.	238,228	16,254
Eisai Co. Ltd.	265,068	16,022
Hoya Corp.	409,702	15,815
FUJIFILM Holdings Corp.	405,095	15,652
Dai-ichi Life Insurance Co. Ltd.	1,117,800	15,450
Nintendo Co. Ltd.	106,698	14,961
Nippon Steel & Sumitomo Metal Corp.	829,830	14,874
Ono Pharmaceutical Co. Ltd.	90,533	14,591
Komatsu Ltd.	932,109	13,937
Daiichi Sankyo Co. Ltd.	668,691	13,923
MS&AD Insurance Group Holdings Inc.	509,901	13,849
SMC Corp.	59,400	13,453
Secom Co. Ltd.	192,403	13,407
Kyocera Corp.	308,150	12,850
Shionogi & Co. Ltd.	293,951	12,828
Ajinomoto Co. Inc.	538,706	12,813
Toray Industries Inc.	1,499,857	12,714
Shimano Inc.	78,898	12,586
Otsuka Holdings Co. Ltd.	370,879	12,477
Suzuki Motor Corp.	405,668	12,455
Mitsubishi Heavy Industries Ltd.	3,168,743	12,454
Olympus Corp.	318,094	12,404
Oriental Land Co. Ltd.	191,977	12,259
Asahi Group Holdings Ltd.	376,821	12,095
Sumitomo Mitsui Trust Holdings Inc.	3,759,819	12,022
West Japan Railway Co.	182,537	11,826
Kirin Holdings Co. Ltd.	830,316	11,791
Sumitomo Realty & Development Co. Ltd.	419,539	11,761
Dentsu Inc.	219,702	11,676
MEIJI Holdings Co. Ltd.	134,530	11,292
Sumitomo Corp.	1,116,238	11,127
Sompo Japan Nipponkoa Holdings Inc.	372,726	11,054
Daiwa Securities Group Inc.	1,703,984	10,648
Resona Holdings Inc.	2,302,443	10,588
Tokyo Gas Co. Ltd.	2,281,959	10,514
Recruit Holdings Co. Ltd.	330,735	10,441
Terumo Corp.	323,000	10,270
Mazda Motor Corp.	563,491	10,254
Tokyo Electron Ltd.	155,113	10,044
Sumitomo Electric Industries Ltd.	758,421	9,993
Daito Trust Construction Co. Ltd.	74,358	9,454
Sekisui House Ltd.	583,935	9,192
JX Holdings Inc.	2,401,523	9,171
Aeon Co. Ltd.	686,695	9,165
Sysmex Corp.	140,584	9,053
Nitto Denko Corp.	157,166	9,038
Chubu Electric Power Co. Inc.	701,772	9,013
Tokyu Corp.	1,120,409	8,732
Rakuten Inc.	829,800	8,576
Asahi Kasei Corp.	1,310,836	8,517
Toyota Industries Corp.	163,020	8,182
Inpex Corp.	916,600	8,161
Aisin Seiki Co. Ltd.	188,629	8,010
Yamato Holdings Co. Ltd.	364,461	8,002
Marubeni Corp.	1,652,656	7,904

*	Kansai Electric Power Co. Inc.	726,114	7,893
	Hankyu Hanshin Holdings Inc.	1,263,000	7,879
*	Tokyo Electric Power Co. Inc.	1,540,784	7,742
	Sumitomo Chemical Co. Ltd.	1,504,276	7,643
	Japan Exchange Group Inc.	536,200	7,623
	Osaka Gas Co. Ltd.	1,959,548	7,432
	Fujitsu Ltd.	1,776,981	7,421
	Kintetsu Group Holdings Co. Ltd.	1,793,927	7,397
	Shiseido Co. Ltd.	389,453	7,351
	Mitsubishi Chemical Holdings Corp.	1,307,579	7,293
	T&D Holdings Inc.	621,561	7,112
	JFE Holdings Inc.	510,907	6,926
	Makita Corp.	120,027	6,756
	Odakyu Electric Railway Co. Ltd.	634,362	6,747
	Taisei Corp.	1,078,863	6,714
	NEC Corp.	2,534,284	6,712
	Unicharm Corp.	340,623	6,649
	Chugai Pharmaceutical Co. Ltd.	216,457	6,631
	Ricoh Co. Ltd.	678,582	6,561
	TDK Corp.	118,287	6,497
*,^ Toshiba Corp.		3,794,424	6,335
	Santen Pharmaceutical Co. Ltd.	395,800	6,323
^	Japan Post Holdings Co. Ltd.	479,313	6,315
	Obayashi Corp.	684,575	6,176
	Bank of Yokohama Ltd.	1,136,462	6,062
	Nitori Holdings Co. Ltd.	74,182	6,025
	Electric Power Development Co. Ltd.	178,379	6,018
	NTT Data Corp.	124,400	5,994
	Tohoku Electric Power Co. Inc.	473,542	5,947
	Dai Nippon Printing Co. Ltd.	624,513	5,843
	Isuzu Motors Ltd.	573,598	5,812
	Asahi Glass Co. Ltd.	951,115	5,799
	Kikkoman Corp.	171,922	5,731
	Suntory Beverage & Food Ltd.	123,600	5,716
	Koito Manufacturing Co. Ltd.	122,455	5,674
	Yamaha Motor Co. Ltd.	278,947	5,587
	NGK Insulators Ltd.	262,541	5,489
	LIXIL Group Corp.	259,618	5,479
	Keio Corp.	599,808	5,331
	Lawson Inc.	66,495	5,250
	Sumitomo Metal Mining Co. Ltd.	492,149	5,222
	Omron Corp.	198,410	5,157
^	Nikon Corp.	349,030	5,135
	Toyota Tsusho Corp.	222,248	5,087
	Mitsubishi Motors Corp.	617,521	4,987
*	Kyushu Electric Power Co. Inc.	461,444	4,987
	Yahoo Japan Corp.	1,294,400	4,938
	Tobu Railway Co. Ltd.	1,000,206	4,878
	Japan Post Bank Co. Ltd.	393,711	4,787
	NSK Ltd.	459,236	4,759
	Kajima Corp.	839,362	4,748
	Shizuoka Bank Ltd.	541,859	4,730
	Yakult Honsha Co. Ltd.	101,315	4,667
	TOTO Ltd.	143,439	4,655
	Ryohin Keikaku Co. Ltd.	21,800	4,624
	Isetan Mitsukoshi Holdings Ltd.	361,480	4,590
	NGK Spark Plug Co. Ltd.	193,981	4,583

Toppan Printing Co. Ltd.	522,872	4,550
Shimizu Corp.	579,293	4,491
Sekisui Chemical Co. Ltd.	365,845	4,471
Kawasaki Heavy Industries Ltd.	1,431,357	4,432
Daicel Corp.	300,673	4,423
Bandai Namco Holdings Inc.	194,254	4,419
^ Casio Computer Co. Ltd.	226,972	4,404
Keikyu Corp.	518,531	4,297
Trend Micro Inc.	101,058	4,251
Chiba Bank Ltd.	687,129	4,250
Nisshin Seifun Group Inc.	259,624	4,203
Seibu Holdings Inc.	209,444	4,189
Yamaha Corp.	172,339	4,113
M3 Inc.	178,900	4,103
Nagoya Railroad Co. Ltd.	899,000	4,100
Chugoku Electric Power Co. Inc.	307,013	4,093
Shimadzu Corp.	260,596	4,035
Rohm Co. Ltd.	88,433	4,019
Mitsui Chemicals Inc.	905,190	3,963
Don Quijote Holdings Co. Ltd.	114,300	3,871
Seiko Epson Corp.	275,900	3,869
Aozora Bank Ltd.	1,140,676	3,821
Kuraray Co. Ltd.	315,213	3,802
Mitsubishi Materials Corp.	1,231,508	3,799
Nissin Foods Holdings Co. Ltd.	74,047	3,775
Konica Minolta Inc.	446,553	3,764
Marui Group Co. Ltd.	232,942	3,696
Nippon Express Co. Ltd.	786,925	3,686
Mitsubishi Tanabe Pharma Corp.	221,836	3,645
Fukuoka Financial Group Inc.	857,041	3,637
Alps Electric Co. Ltd.	182,800	3,624
Nomura Research Institute Ltd.	99,732	3,619
NH Foods Ltd.	185,466	3,599
JTEKT Corp.	222,966	3,597
Hirose Electric Co. Ltd.	31,618	3,593
Kyowa Hakko Kirin Co. Ltd.	245,386	3,557
Keisei Electric Railway Co. Ltd.	266,404	3,542
Oji Holdings Corp.	874,521	3,532
Teijin Ltd.	963,175	3,529
Obic Co. Ltd.	67,800	3,512
Nippon Yusen KK	1,615,083	3,465
Toho Gas Co. Ltd.	525,518	3,456
Amada Holdings Co. Ltd.	364,793	3,445
Hisamitsu Pharmaceutical Co. Inc.	76,340	3,435
Alfresa Holdings Corp.	184,232	3,432
^ Yamada Denki Co. Ltd.	706,140	3,420
Taiheiyo Cement Corp.	1,183,000	3,410
Nippon Paint Holdings Co. Ltd.	177,400	3,391
ANA Holdings Inc.	1,151,143	3,379
J Front Retailing Co. Ltd.	244,090	3,367
USS Co. Ltd.	217,260	3,337
Sohgo Security Services Co. Ltd.	68,000	3,322
Stanley Electric Co. Ltd.	150,541	3,313
Keihan Electric Railway Co. Ltd.	527,000	3,306
Taisho Pharmaceutical Holdings Co. Ltd.	49,023	3,305
Hamamatsu Photonics KK	132,844	3,301
Rinnai Corp.	35,707	3,279

Asics Corp.	175,732	3,262
Nankai Electric Railway Co. Ltd.	552,000	3,258
Nissan Chemical Industries Ltd.	140,700	3,257
JGC Corp.	205,221	3,255
MISUMI Group Inc.	265,400	3,246
IHI Corp.	1,503,720	3,213
Suruga Bank Ltd.	176,896	3,212
Daihatsu Motor Co. Ltd.	205,557	3,209
Tosoh Corp.	663,000	3,208
Toyo Suisan Kaisha Ltd.	90,296	3,127
Tokyu Fudosan Holdings Corp.	473,755	3,107
Calbee Inc.	74,400	3,092
Hulic Co. Ltd.	355,500	3,065
Hino Motors Ltd.	269,709	3,061
Credit Saison Co. Ltd.	160,175	3,012
Yamazaki Baking Co. Ltd.	137,435	2,998
Toho Co. Ltd.	114,433	2,992
Hiroshima Bank Ltd.	594,000	2,974
Japan Airlines Co. Ltd.	78,792	2,957
Kaneka Corp.	307,995	2,948
Mabuchi Motor Co. Ltd.	54,302	2,932
Toyo Seikan Group Holdings Ltd.	160,073	2,905
FamilyMart Co. Ltd.	61,765	2,890
Haseko Corp.	275,900	2,890
^ Yaskawa Electric Corp.	259,755	2,883
Ezaki Glico Co. Ltd.	52,700	2,881
Suzuken Co. Ltd.	83,162	2,877
Kobe Steel Ltd.	2,954,957	2,871
Sony Financial Holdings Inc.	173,324	2,868
Park24 Co. Ltd.	101,300	2,822
Iida Group Holdings Co. Ltd.	157,600	2,810
Joyo Bank Ltd.	686,338	2,787
JSR Corp.	191,843	2,786
Tsuruha Holdings Inc.	33,500	2,780
Seven Bank Ltd.	649,340	2,766
Yokogawa Electric Corp.	243,896	2,731
Bank of Kyoto Ltd.	350,363	2,718
Kansai Paint Co. Ltd.	192,790	2,694
Sojitz Corp.	1,228,918	2,654
Kakaku.com Inc.	136,700	2,652
MediPal Holdings Corp.	162,984	2,644
Hokuriku Electric Power Co.	186,434	2,638
Hoshizaki Electric Co. Ltd.	37,500	2,622
* Kyushu Financial Group Inc.	415,700	2,593
Gunma Bank Ltd.	468,081	2,592
Otsuka Corp.	52,226	2,591
Hakuhodo DY Holdings Inc.	241,850	2,577
Kobayashi Pharmaceutical Co. Ltd.	30,200	2,573
Kose Corp.	27,500	2,556
Takashimaya Co. Ltd.	291,494	2,497
Mitsubishi UFJ Lease & Finance Co. Ltd.	501,460	2,490
Sotetsu Holdings Inc.	427,000	2,483
Minebea Co. Ltd.	312,000	2,445
Kewpie Corp.	111,500	2,439
AEON Financial Service Co. Ltd.	105,270	2,422
Yamaguchi Financial Group Inc.	222,864	2,413
Shinsei Bank Ltd.	1,543,373	2,412

	Brother Industries Ltd.	236,159	2,387
	Kurita Water Industries Ltd.	112,178	2,386
	Shimamura Co. Ltd.	21,253	2,377
	Miraca Holdings Inc.	57,585	2,376
	Air Water Inc.	149,281	2,374
	Hokuhoku Financial Group Inc.	1,275,000	2,365
	Kaken Pharmaceutical Co. Ltd.	35,600	2,351
	NOK Corp.	112,656	2,342
^	CyberAgent Inc.	49,200	2,322
	TonenGeneral Sekiyu KK	282,713	2,305
	Iyo Bank Ltd.	271,598	2,302
	Nishi-Nippon Railroad Co. Ltd.	368,000	2,301
	Nippon Shokubai Co. Ltd.	35,200	2,301
	Hachijuni Bank Ltd.	409,828	2,292
	Asahi Intecc Co. Ltd.	49,670	2,289
	Sumitomo Heavy Industries Ltd.	578,153	2,289
	Lion Corp.	246,000	2,287
	Disco Corp.	24,000	2,283
^	Japan Airport Terminal Co. Ltd.	56,800	2,279
	Pigeon Corp.	105,700	2,270
	Sumitomo Rubber Industries Ltd.	178,490	2,265
	Shikoku Electric Power Co. Inc.	155,444	2,258
	Konami Holdings Corp.	96,149	2,226
	Mitsui OSK Lines Ltd.	1,109,811	2,199
	Hitachi Metals Ltd.	193,607	2,178
	Tokyo Tatemono Co. Ltd.	202,100	2,174
	Sundrug Co. Ltd.	32,600	2,160
	Nippon Electric Glass Co. Ltd.	412,752	2,136
	Chugoku Bank Ltd.	179,409	2,136
	DIC Corp.	825,000	2,126
	Sawai Pharmaceutical Co. Ltd.	30,600	2,122
	Toyo Tire & Rubber Co. Ltd.	98,800	2,114
	Nexon Co. Ltd.	129,700	2,105
	Denka Co. Ltd.	470,927	2,087
	Sankyo Co. Ltd.	54,317	2,077
	Temp Holdings Co. Ltd.	139,800	2,068
	Nomura Real Estate Holdings Inc.	117,178	2,058
	Ebara Corp.	463,000	2,051
	Ube Industries Ltd.	1,050,936	2,047
	Fuji Electric Co. Ltd.	581,783	2,023
	Nifco Inc.	41,300	2,002
	SBI Holdings Inc.	200,006	2,001
	Nabtesco Corp.	114,765	1,986
	Benesse Holdings Inc.	70,547	1,973
	Maruichi Steel Tube Ltd.	68,714	1,946
	Aoyama Trading Co. Ltd.	48,600	1,935
	Mitsubishi Logistics Corp.	139,831	1,917
	Glory Ltd.	59,600	1,906
	Square Enix Holdings Co. Ltd.	78,715	1,892
	Sugi Holdings Co. Ltd.	36,200	1,877
	Kamigumi Co. Ltd.	207,148	1,867
	Tsumura & Co.	67,972	1,852
	Mitsubishi Gas Chemical Co. Inc.	385,921	1,845
	Hitachi High-Technologies Corp.	64,980	1,844
*,^ Sharp Corp.		1,590,829	1,843
	SCSK Corp.	41,900	1,841
	NHK Spring Co. Ltd.	185,996	1,833

	Hitachi Chemical Co. Ltd.	102,966	1,810
	IT Holdings Corp.	81,800	1,805
	THK Co. Ltd.	112,732	1,801
	Nippon Kayaku Co. Ltd.	168,000	1,800
	Citizen Holdings Co. Ltd.	294,948	1,800
	Aeon Mall Co. Ltd.	116,455	1,780
	Rohto Pharmaceutical Co. Ltd.	95,100	1,775
^	Sumitomo Dainippon Pharma Co. Ltd.	159,238	1,774
	Matsumotokiyoshi Holdings Co. Ltd.	37,600	1,760
*,^ Acom Co. Ltd.		385,600	1,752
	Century Tokyo Leasing Corp.	47,000	1,740
	Sega Sammy Holdings Inc.	183,091	1,725
	Nihon Kohden Corp.	75,900	1,707
	Sumitomo Forestry Co. Ltd.	134,400	1,706
	Azbil Corp.	73,300	1,700
	Daifuku Co. Ltd.	100,200	1,673
	Nippon Shinyaku Co. Ltd.	48,000	1,672
	77 Bank Ltd.	358,000	1,662
	Resorttrust Inc.	65,600	1,653
	Toyoda Gosei Co. Ltd.	76,203	1,651
	NTN Corp.	433,000	1,648
	COMSYS Holdings Corp.	112,500	1,642
*	Hokkaido Electric Power Co. Inc.	175,793	1,638
	Nichirei Corp.	218,000	1,624
	Seino Holdings Co. Ltd.	148,500	1,618
	Kawasaki Kisen Kaisha Ltd.	900,000	1,616
	Nishi-Nippon City Bank Ltd.	719,839	1,614
	Showa Shell Sekiyu KK	196,022	1,600
	Kinden Corp.	128,631	1,595
^	Advantest Corp.	170,987	1,591
	Start Today Co. Ltd.	49,900	1,589
	Zenkoku Hosho Co. Ltd.	50,700	1,589
	Ushio Inc.	122,084	1,587
	Showa Denko KK	1,438,499	1,576
	Yokohama Rubber Co. Ltd.	103,400	1,550
^	Ito En Ltd.	57,400	1,547
	Sapporo Holdings Ltd.	344,000	1,534
	H2O Retailing Corp.	88,600	1,510
	DeNA Co. Ltd.	104,351	1,510
^	Ibiden Co. Ltd.	107,183	1,510
^	Hitachi Construction Machinery Co. Ltd.	103,532	1,510
	House Foods Group Inc.	75,900	1,507
	Fujikura Ltd.	307,000	1,504
	Nippon Paper Industries Co. Ltd.	93,348	1,500
	Daido Steel Co. Ltd.	358,087	1,489
	Idemitsu Kosan Co. Ltd.	99,092	1,486
	Topcon Corp.	103,900	1,474
	SCREEN Holdings Co. Ltd.	189,000	1,471
	Dowa Holdings Co. Ltd.	216,000	1,465
	Oracle Corp. Japan	32,168	1,461
	Coca-Cola West Co. Ltd.	66,024	1,457
	Izumi Co. Ltd.	37,400	1,454
	Sumitomo Osaka Cement Co. Ltd.	355,000	1,447
	Sanwa Holdings Corp.	203,300	1,441
^	Japan Post Insurance Co. Ltd.	63,031	1,428
	Horiba Ltd.	40,000	1,424
	Hikari Tsushin Inc.	21,400	1,413

Nihon M&A Center Inc.	29,800	1,411
Megmilk Snow Brand Co. Ltd.	53,200	1,389
^ Sanrio Co. Ltd.	59,950	1,388
Takara Holdings Inc.	184,500	1,382
Nagase & Co. Ltd.	115,400	1,382
Toho Holdings Co. Ltd.	59,300	1,377
Wacoal Holdings Corp.	117,000	1,368
UNY Group Holdings Co. Ltd.	211,600	1,356
* Leopalace21 Corp.	243,300	1,348
^ Kagome Co. Ltd.	77,800	1,344
GS Yuasa Corp.	383,999	1,342
^ K's Holdings Corp.	39,300	1,339
^ Bic Camera Inc.	148,700	1,338
ADEKA Corp.	97,600	1,330
TS Tech Co. Ltd.	53,400	1,325
Tokyo Ohka Kogyo Co. Ltd.	42,300	1,322
Autobacs Seven Co. Ltd.	75,600	1,322
Juroku Bank Ltd.	361,000	1,295
^ Welcia Holdings Co. Ltd.	23,958	1,294
Taiyo Nippon Sanso Corp.	142,301	1,288
Pilot Corp.	33,900	1,284
MonotaRO Co. Ltd.	55,502	1,283
Tokai Rika Co. Ltd.	52,100	1,282
Tokai Tokyo Financial Holdings Inc.	227,700	1,278
Calsonic Kansei Corp.	145,000	1,274
Furukawa Electric Co. Ltd.	614,600	1,265
Toyota Boshoku Corp.	62,209	1,263
Nisshinbo Holdings Inc.	125,400	1,263
Ulvac Inc.	49,500	1,261
Taiyo Yuden Co. Ltd.	108,500	1,256
United Arrows Ltd.	25,900	1,253
Sumco Corp.	184,368	1,245
OSG Corp.	74,530	1,239
^ Cosmos Pharmaceutical Corp.	8,200	1,238
Japan Steel Works Ltd.	383,865	1,225
Pola Orbis Holdings Inc.	17,800	1,224
ABC-Mart Inc.	22,287	1,213
Chiyoda Corp.	165,123	1,210
Awa Bank Ltd.	218,000	1,202
Daishi Bank Ltd.	315,000	1,198
Toyobo Co. Ltd.	906,000	1,191
Nipro Corp.	119,300	1,186
Sangetsu Co. Ltd.	69,100	1,186
Nippon Suisan Kaisha Ltd.	226,700	1,186
Coca-Cola East Japan Co. Ltd.	73,300	1,183
Shimachu Co. Ltd.	52,000	1,180
Sankyu Inc.	235,000	1,157
Senshu Ikeda Holdings Inc.	283,100	1,157
Capcom Co. Ltd.	51,800	1,148
San-In Godo Bank Ltd.	156,700	1,131
Musashino Bank Ltd.	35,400	1,120
Penta-Ocean Construction Co. Ltd.	279,100	1,118
Relo Holdings Inc.	9,300	1,114
Tsubakimoto Chain Co.	156,000	1,108
Nikkon Holdings Co. Ltd.	61,300	1,107
Zensho Holdings Co. Ltd.	90,900	1,106
Toda Corp.	229,000	1,105

	Shiga Bank Ltd.	247,000	1,103
	Hitachi Capital Corp.	44,400	1,094
	OKUMA Corp.	143,000	1,089
	Skylark Co. Ltd.	93,800	1,087
	Tadano Ltd.	108,000	1,085
	Ogaki Kyoritsu Bank Ltd.	309,000	1,083
	Ain Holdings Inc.	23,700	1,077
	Lintec Corp.	53,000	1,075
	Kenedix Inc.	264,400	1,074
	Yamato Kogyo Co. Ltd.	45,317	1,073
	Fuyo General Lease Co. Ltd.	21,800	1,072
	Miura Co. Ltd.	79,600	1,063
	NTT Urban Development Corp.	108,100	1,061
	Morinaga & Co. Ltd.	192,000	1,058
	Toagosei Co. Ltd.	126,100	1,054
	Nichi-iko Pharmaceutical Co. Ltd.	45,500	1,049
	Kumagai Gumi Co. Ltd.	354,000	1,047
	Heiwa Corp.	53,100	1,034
	Ship Healthcare Holdings Inc.	42,800	1,022
	Mitsui Engineering & Shipbuilding Co. Ltd.	733,000	1,021
	Central Glass Co. Ltd.	190,000	1,020
	Aica Kogyo Co. Ltd.	53,100	1,013
	Hyakugo Bank Ltd.	240,000	1,012
	Keiyo Bank Ltd.	233,000	1,010
	HIS Co. Ltd.	33,800	1,003
	Okasan Securities Group Inc.	180,000	1,003
	DMG Mori Co. Ltd.	102,900	1,000
	Canon Marketing Japan Inc.	55,200	997
	Iwatani Corp.	191,000	983
	Mochida Pharmaceutical Co. Ltd.	12,600	974
	NOF Corp.	136,000	966
	Mitsubishi Pencil Co. Ltd.	21,000	966
	Kyowa Exeo Corp.	93,400	961
	Zeon Corp.	142,000	958
	Ariake Japan Co. Ltd.	17,000	953
	Jafco Co. Ltd.	29,200	947
	Nippon Seiki Co. Ltd.	43,000	944
	Shochiku Co. Ltd.	107,000	935
	Nihon Parkerizing Co. Ltd.	98,000	930
	Topre Corp.	41,900	923
	Oki Electric Industry Co. Ltd.	826,000	921
	Okumura Corp.	175,000	921
	TechnoPro Holdings Inc.	33,000	916
^	COLOPL Inc.	47,100	910
	Arcs Co. Ltd.	44,900	910
	Takasago Thermal Engineering Co. Ltd.	67,800	906
	KYORIN Holdings Inc.	48,600	900
*,^ Aiful Corp.		285,300	897
	Ryosan Co. Ltd.	33,100	896
	Kokuyo Co. Ltd.	83,200	893
	Ai Holdings Corp.	36,400	889
	SKY Perfect JSAT Holdings Inc.	156,700	889
	Rengo Co. Ltd.	207,000	889
^	Nishimatsu Construction Co. Ltd.	245,000	887
	Mitsui Mining & Smelting Co. Ltd.	558,000	884
	Nisshin Steel Co. Ltd.	92,600	881
	North Pacific Bank Ltd.	286,600	880

^	Nippon Gas Co. Ltd.	39,400	879
	Hazama Ando Corp.	179,200	873
	Matsui Securities Co. Ltd.	100,900	873
	Amano Corp.	66,000	871
*,^ euglena Co. Ltd.		60,500	866
	Kiyo Bank Ltd.	67,000	863
	Morinaga Milk Industry Co. Ltd.	189,000	862
	Maeda Road Construction Co. Ltd.	55,000	860
	Meitec Corp.	25,500	860
	Japan Petroleum Exploration Co. Ltd.	32,879	854
	Nippon Light Metal Holdings Co. Ltd.	493,200	854
	Tokyo Seimitsu Co. Ltd.	39,800	854
	Kyoritsu Maintenance Co. Ltd.	11,300	851
	Yaoko Co. Ltd.	20,300	850
	Duskin Co. Ltd.	47,700	850
*	Cosmo Energy Holdings Co. Ltd.	76,504	844
	Tokyo Dome Corp.	176,000	843
	Hitachi Zosen Corp.	165,600	843
	FP Corp.	22,900	835
	Hyakujushi Bank Ltd.	258,000	835
	Sakata Seed Corp.	33,900	828
	Valor Holdings Co. Ltd.	37,700	816
	Anritsu Corp.	131,295	814
*,^ Japan Display Inc.		350,700	811
	Fuji Machine Manufacturing Co. Ltd.	84,200	811
	Kissei Pharmaceutical Co. Ltd.	35,500	811
	FCC Co. Ltd.	36,500	810
^	GMO Payment Gateway Inc.	15,500	806
	Adastria Co. Ltd.	13,400	806
	Colowide Co. Ltd.	57,500	804
	Hokuetsu Kishu Paper Co. Ltd.	130,300	791
	Itochu Techno-Solutions Corp.	48,632	790
	Hokkoku Bank Ltd.	280,000	785
	GMO internet Inc.	62,800	778
	Onward Holdings Co. Ltd.	124,000	777
	Fuji Oil Holdings Inc.	46,800	767
	Yoshinoya Holdings Co. Ltd.	63,100	766
	Inaba Denki Sangyo Co. Ltd.	24,500	764
	Cocokara fine Inc.	18,200	757
	Exedy Corp.	32,300	755
	Unipres Corp.	35,400	746
	SHO-BOND Holdings Co. Ltd.	21,700	744
	Hanwa Co. Ltd.	177,000	743
	San-A Co. Ltd.	16,100	743
	Koei Tecmo Holdings Co. Ltd.	49,400	738
	Nissan Shatai Co. Ltd.	75,800	737
	TPR Co. Ltd.	27,600	735
	Saibu Gas Co. Ltd.	333,000	734
	Hitachi Transport System Ltd.	45,000	733
	Fujitec Co. Ltd.	77,400	730
	Totetsu Kogyo Co. Ltd.	30,100	729
	Nippo Corp.	49,000	728
	Okamura Corp.	79,800	725
^	Maeda Corp.	117,000	723
	Tokyo Steel Manufacturing Co. Ltd.	101,900	720
	Mandom Corp.	17,500	719
	Descente Ltd.	47,200	718

	Maruha Nichiro Corp.	37,600	715
	Nippon Densetsu Kogyo Co. Ltd.	36,800	715
	Tokyo TY Financial Group Inc.	23,300	714
*,^ Tokuyama Corp.		361,000	714
	Nippon Flour Mills Co. Ltd.	98,000	713
	Fujitsu General Ltd.	53,000	713
	Itoham Foods Inc.	124,000	713
	Toho Bank Ltd.	209,000	707
	Nippon Soda Co. Ltd.	131,000	706
	IBJ Leasing Co. Ltd.	36,800	705
	Keihin Corp.	44,600	702
*	Orient Corp.	370,500	698
	Kyudenko Corp.	35,000	698
	Toyo Ink SC Holdings Co. Ltd.	185,000	697
	Yamanashi Chuo Bank Ltd.	148,000	695
^	Fukuyama Transporting Co. Ltd.	141,000	694
	Nanto Bank Ltd.	237,680	691
	MOS Food Services Inc.	24,800	688
	TSI Holdings Co. Ltd.	95,700	687
	Kadokawa Dwango Corp.	46,356	686
	NS Solutions Corp.	30,200	685
	Asatsu-DK Inc.	31,440	684
	Kanematsu Corp.	428,000	682
	Daikyonishikawa Corp.	41,600	679
	Meidensha Corp.	174,000	675
	Kanamoto Co. Ltd.	27,500	673
	Accordia Golf Co. Ltd.	72,200	668
	Fuji Kyuko Co. Ltd.	65,000	668
	DCM Holdings Co. Ltd.	92,200	666
	Nachi-Fujikoshi Corp.	173,000	664
	Taikisha Ltd.	30,900	662
	Trusco Nakayama Corp.	18,500	659
*	Nippon Sheet Glass Co. Ltd.	892,000	658
	Nippon Television Holdings Inc.	35,200	654
	Daiseki Co. Ltd.	42,100	653
	Paramount Bed Holdings Co. Ltd.	18,900	652
	Chiyoda Co. Ltd.	23,400	651
	Nissha Printing Co. Ltd.	36,000	650
	Japan Aviation Electronics Industry Ltd.	64,000	648
	Sumitomo Mitsui Construction Co. Ltd.	778,500	642
	HI-LEX Corp.	23,200	641
	Kandenko Co. Ltd.	105,000	640
	Shinmaywa Industries Ltd.	79,000	638
^	Nihon Unisys Ltd.	59,800	638
	Kusuri No Aoki Co. Ltd.	14,700	635
	ASKUL Corp.	19,600	632
	Kuroda Electric Co. Ltd.	39,000	630
	Takara Standard Co. Ltd.	89,000	630
	J Trust Co. Ltd.	88,800	626
	Transcosmos Inc.	25,300	626
^	Daio Paper Corp.	70,100	625
	Komeri Co. Ltd.	31,400	624
	Nippon Signal Company Ltd.	64,800	622
	Chudenko Corp.	28,800	621
*	Pioneer Corp.	265,200	620
^	Zojirushi Corp.	43,100	617
	Furukawa Co. Ltd.	347,000	616

Foster Electric Co. Ltd.	28,400	614
Seiko Holdings Corp.	129,000	614
Nichias Corp.	100,000	613
^ Jin Co. Ltd.	14,100	606
Fuji Seal International Inc.	20,000	604
Bank of Okinawa Ltd.	16,900	604
^ COOKPAD Inc.	46,100	603
Heiwado Co. Ltd.	29,400	602
Yodogawa Steel Works Ltd.	32,400	600
Bank of Iwate Ltd.	15,300	598
Toei Co. Ltd.	63,000	593
Sumitomo Bakelite Co. Ltd.	155,000	590
Senko Co. Ltd.	92,000	590
^ Bank of Nagoya Ltd.	170,000	589
^ EDION Corp.	78,200	587
PALTAC Corp.	33,800	585
Marusan Securities Co. Ltd.	57,500	583
Makino Milling Machine Co. Ltd.	88,000	579
^ Wacom Co. Ltd.	151,200	575
^ Okamoto Industries Inc.	70,000	575
Next Co. Ltd.	54,900	574
Starts Corp. Inc.	29,400	574
Aeon Delight Co. Ltd.	17,400	574
Kintetsu World Express Inc.	35,000	573
Takeuchi Manufacturing Co. Ltd.	36,600	572
Internet Initiative Japan Inc.	30,200	571
Tokyu Construction Co. Ltd.	84,600	571
Axial Retailing Inc.	17,700	569
^ Gulliver International Co. Ltd.	52,000	566
Hitachi Kokusai Electric Inc.	47,000	566
Sumitomo Warehouse Co. Ltd.	108,000	557
^ Yamagata Bank Ltd.	144,000	556
Noritz Corp.	35,800	554
Nissin Kogyo Co. Ltd.	39,600	554
PanaHome Corp.	76,000	554
Seikagaku Corp.	38,100	551
Takuma Co. Ltd.	71,000	550
Daikyo Inc.	340,000	549
Komori Corp.	48,600	548
Saizeriya Co. Ltd.	26,000	548
Taiyo Holdings Co. Ltd.	16,200	547
Joyful Honda Co. Ltd.	28,100	545
Yamazen Corp.	65,000	542
Ashikaga Holdings Co. Ltd.	159,400	538
Aomori Bank Ltd.	181,000	537
Tokyo Broadcasting System Holdings Inc.	35,100	535
Gurunavi Inc.	26,400	533
NSD Co. Ltd.	36,600	532
^ Kureha Corp.	150,000	530
Aida Engineering Ltd.	58,000	529
^ Nomura Co. Ltd.	40,300	528
United Super Markets Holdings Inc.	57,200	526
Kameda Seika Co. Ltd.	12,600	525
Hogy Medical Co. Ltd.	10,600	524
Toppan Forms Co. Ltd.	43,500	523
KYB Corp.	181,180	523
ZERIA Pharmaceutical Co. Ltd.	44,400	521

Kato Sangyo Co. Ltd.	20,900	519
Token Corp.	6,900	519
TOC Co. Ltd.	64,600	514
Ryobi Ltd.	124,000	511
TOMONY Holdings Inc.	147,400	507
Sanyo Special Steel Co. Ltd.	104,000	506
Tokai Carbon Co. Ltd.	186,000	505
Royal Holdings Co. Ltd.	27,100	501
Daihen Corp.	95,000	501
Siix Corp.	17,300	501
Seiren Co. Ltd.	47,800	498
Fancl Corp.	37,700	497
Asahi Diamond Industrial Co. Ltd.	50,000	496
Okinawa Electric Power Co. Inc.	20,200	493
^ TOKAI Holdings Corp.	105,200	493
Oita Bank Ltd.	141,000	488
Hitachi Maxell Ltd.	33,400	488
Monex Group Inc.	192,300	488
Geo Holdings Corp.	31,400	485
Tochigi Bank Ltd.	102,000	485
CKD Corp.	51,700	484
AOKI Holdings Inc.	38,800	483
Mitsuba Corp.	34,700	481
Doshisha Co. Ltd.	24,200	481
UACJ Corp.	220,000	480
* Dexerials Corp.	48,200	477
Takara Leben Co. Ltd.	92,600	476
Mirait Holdings Corp.	60,900	474
^ Financial Products Group Co. Ltd.	59,500	474
Earth Chemical Co. Ltd.	12,400	474
Nitto Boseki Co. Ltd.	157,000	473
Shinko Electric Industries Co. Ltd.	76,600	469
SMS Co. Ltd.	24,000	468
Akita Bank Ltd.	158,000	468
Bank of the Ryukyus Ltd.	36,300	468
Sanki Engineering Co. Ltd.	57,400	468
NET One Systems Co. Ltd.	82,600	465
Daibiru Corp.	57,200	460
Futaba Corp.	36,200	459
Nagaileben Co. Ltd.	28,700	458
Eagle Industry Co. Ltd.	27,000	457
Towa Pharmaceutical Co. Ltd.	8,200	457
Nitta Corp.	17,900	456
Nisshin Oillio Group Ltd.	109,000	456
Aichi Bank Ltd.	9,500	456
Japan Wool Textile Co. Ltd.	65,000	455
Bunka Shutter Co. Ltd.	55,300	455
Alpine Electronics Inc.	39,900	455
Atom Corp.	80,047	454
Gunze Ltd.	161,000	453
Sato Holdings Corp.	21,600	447
Nitto Kogyo Corp.	27,000	447
^ Shima Seiki Manufacturing Ltd.	28,700	445
Dip Corp.	20,700	444
Nichicon Corp.	64,600	443
Ihara Chemical Industry Co. Ltd.	36,200	442
^ kabu.com Securities Co. Ltd.	146,000	442

	Fuji Soft Inc.	19,600	441
	Create SD Holdings Co. Ltd.	20,400	441
	Oiles Corp.	29,700	440
	Showa Sangyo Co. Ltd.	112,000	439
	Nippon Steel & Sumikin Bussan Corp.	135,000	439
	Eizo Corp.	18,200	434
^	Star Micronics Co. Ltd.	39,500	432
	Kumiai Chemical Industry Co. Ltd.	39,300	432
	Toa Corp.	166,000	432
	Hiday Hidaka Corp.	13,000	430
	Milbon Co. Ltd.	11,800	429
	Japan Securities Finance Co. Ltd.	93,600	428
	Showa Corp.	48,400	426
	Unizo Holdings Co. Ltd.	11,500	424
	Sakata INX Corp.	44,400	423
	TV Asahi Holdings Corp.	23,100	421
	Nikkiso Co. Ltd.	63,400	420
	Toshiba TEC Corp.	130,000	418
	Aichi Steel Corp.	108,000	418
	Asahi Holdings Inc.	28,600	416
	Gree Inc.	92,679	409
*,^ Laox Co. Ltd.		264,010	408
	TKC Corp.	16,700	407
	Takasago International Corp.	18,300	406
	Hokuetsu Bank Ltd.	206,000	405
	Life Corp.	18,300	405
	Obara Group Inc.	11,700	404
	Doutor Nichires Holdings Co. Ltd.	26,500	404
	Sanyo Chemical Industries Ltd.	52,000	404
	San-Ai Oil Co. Ltd.	52,000	403
	Jeol Ltd.	71,000	402
	Inabata & Co. Ltd.	41,800	401
	Musashi Seimitsu Industry Co. Ltd.	19,900	401
^	Toshiba Plant Systems & Services Corp.	34,200	400
	Fukui Bank Ltd.	213,000	399
	Riso Kagaku Corp.	28,800	398
	Ricoh Leasing Co. Ltd.	12,700	396
	Yondoshi Holdings Inc.	17,500	396
	Piolax Inc.	7,600	395
	Jaccs Co. Ltd.	117,000	395
	Tomy Co. Ltd.	63,200	395
	Kitz Corp.	87,800	393
	Marudai Food Co. Ltd.	105,000	393
	Yorozu Corp.	18,300	392
	Shikoku Bank Ltd.	190,000	391
	Higashi-Nippon Bank Ltd.	137,000	390
	Nishimatsuya Chain Co. Ltd.	45,100	389
	Nichiha Corp.	26,900	389
	DTS Corp.	18,700	389
	Kura Corp.	9,200	388
	As One Corp.	11,100	387
	Nissin Electric Co. Ltd.	42,900	387
	Miyazaki Bank Ltd.	139,000	386
	Tachi-S Co. Ltd.	25,100	385
	Ichibanya Co. Ltd.	7,700	384
^	Ikyu Corp.	13,200	379
	Eighteenth Bank Ltd.	140,000	378

	Xebio Holdings Co. Ltd.	21,400	377
	Chugoku Marine Paints Ltd.	54,000	376
	Raito Kogyo Co. Ltd.	42,900	375
*	Macnica Fuji Electronics Holdings Inc.	30,400	375
	Dydo Drinco Inc.	8,300	375
	Fujicco Co. Ltd.	20,100	374
	Chofu Seisakusho Co. Ltd.	18,100	374
	Max Co. Ltd.	37,000	371
	Prima Meat Packers Ltd.	138,000	371
	Noevir Holdings Co. Ltd.	13,400	370
	Nishio Rent All Co. Ltd.	14,200	369
	Fuji Co. Ltd.	19,500	367
	Hokuto Corp.	19,100	366
	Toridoll.corp	20,000	365
	Mitsubishi Shokuhin Co. Ltd.	15,500	365
	Mizuno Corp.	76,000	365
	Morita Holdings Corp.	35,900	364
	Zenrin Co. Ltd.	17,600	364
	Kisoji Co. Ltd.	20,400	363
^	Ci:z Holdings Co. Ltd.	21,400	362
^	Goldwin Inc.	8,000	361
	Ohsho Food Service Corp.	10,400	360
	Daiho Corp.	76,000	359
	Kyoei Steel Ltd.	20,600	359
	Kohnan Shoji Co. Ltd.	24,900	358
	Plenus Co. Ltd.	23,100	357
	St. Marc Holdings Co. Ltd.	13,200	355
	Konoike Transport Co. Ltd.	28,500	355
	Pacific Industrial Co. Ltd.	34,500	354
^	Mitsumi Electric Co. Ltd.	73,800	351
	NEC Networks & System Integration Corp.	21,200	351
	Enplas Corp.	10,000	351
	Heiwa Real Estate Co. Ltd.	33,800	350
	Iino Kaiun Kaisha Ltd.	94,600	350
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	84,000	349
^	Yokohama Reito Co. Ltd.	39,700	349
	Shizuoka Gas Co. Ltd.	53,000	349
^	Ringer Hut Co. Ltd.	16,900	347
	Trancom Co. Ltd.	5,800	346
	Namura Shipbuilding Co. Ltd.	47,400	346
	Relia Inc.	39,500	345
*,^ Pacific Metals Co. Ltd.		139,000	342
	Yuasa Trading Co. Ltd.	15,000	338
	Topy Industries Ltd.	168,000	335
*	Toyo Engineering Corp.	135,000	335
^	Press Kogyo Co. Ltd.	82,300	334
	Clarion Co. Ltd.	96,000	333
	Kanto Denka Kogyo Co. Ltd.	43,000	332
	Sintokogio Ltd.	43,800	329
	Mitsui Sugar Co. Ltd.	72,000	329
	Sanken Electric Co. Ltd.	104,000	329
	Avex Group Holdings Inc.	29,200	329
	Itochu Enex Co. Ltd.	42,800	328
	Fujita Kanko Inc.	70,000	326
	Bando Chemical Industries Ltd.	82,000	325
	Fuji Media Holdings Inc.	28,700	323
	Minato Bank Ltd.	196,000	323

Optex Co. Ltd.	12,800	322
Create Restaurants Holdings Inc.	12,700	321
Belc Co. Ltd.	8,500	318
Shikoku Chemicals Corp.	37,000	318
Mitsuboshi Belting Ltd.	43,000	318
Kurabo Industries Ltd.	186,000	318
Ichiyoshi Securities Co. Ltd.	34,100	317
Daiwabo Holdings Co. Ltd.	169,000	317
Sumitomo Riko Co. Ltd.	34,500	314
Sumitomo Real Estate Sales Co. Ltd.	14,900	314
UKC Holdings Corp.	15,000	314
Open House Co. Ltd.	16,600	313
Tokyotokeiba Co. Ltd.	142,000	313
Mani Inc.	19,400	310
Sogo Medical Co. Ltd.	8,500	308
Kasai Kogyo Co. Ltd.	23,500	307
Sanden Holdings Corp.	112,000	306
Wakita & Co. Ltd.	40,900	306
Benefit One Inc.	14,300	306
Matsuya Co. Ltd.	38,400	305
Fujimori Kogyo Co. Ltd.	12,700	305
^ Sanyo Electric Railway Co. Ltd.	79,000	304
Eiken Chemical Co. Ltd.	14,400	303
Osaka Soda Co. Ltd.	79,000	303
Sankyo Tateyama Inc.	25,100	301
BML Inc.	9,800	300
Sekisui Jushi Corp.	24,900	300
Ehime Bank Ltd.	148,000	300
^ Toyo Construction Co. Ltd.	67,000	299
^ Nichii Gakkan Co.	41,500	296
JVC Kenwood Corp.	126,300	296
Round One Corp.	60,500	296
Hosiden Corp.	61,600	293
Hitachi Koki Co. Ltd.	46,100	292
JCR Pharmaceuticals Co. Ltd.	13,600	291
Chiyoda Integre Co. Ltd.	11,500	290
Tokai Corp.	10,700	290
Tv Tokyo Holdings Corp.	15,800	290
^ Modec Inc.	24,400	290
Kinugawa Rubber Industrial Co. Ltd.	55,000	288
Aisan Industry Co. Ltd.	30,200	288
Toshiba Machine Co. Ltd.	94,000	288
^ Tekken Corp.	119,000	287
Fukuda Corp.	33,000	287
FIDEA Holdings Co. Ltd.	143,100	287
SMK Corp.	58,000	286
^ OSAKA Titanium Technologies Co. Ltd.	17,400	284
Hibiya Engineering Ltd.	22,200	283
Itoki Corp.	41,800	283
OBIC Business Consultants Co. Ltd.	7,100	283
Okabe Co. Ltd.	39,100	283
Shinko Plantech Co. Ltd.	35,900	282
Nippon Synthetic Chemical Industry Co. Ltd.	40,000	279
^ Iseki & Co. Ltd.	203,000	278
Bank of Saga Ltd.	133,000	275
Kyokuto Kaihatsu Kogyo Co. Ltd.	27,800	274
Joshin Denki Co. Ltd.	34,000	274

	Takamatsu Construction Group Co. Ltd.	14,300	273
	Riken Corp.	80,000	272
^	Nihon Nohyaku Co. Ltd.	44,300	271
	Daido Metal Co. Ltd.	33,200	270
	EPS Holdings Inc.	24,700	269
	Japan Pulp & Paper Co. Ltd.	97,000	268
	Sanyo Shokai Ltd.	106,000	268
	Tsukishima Kikai Co. Ltd.	28,900	268
	Konishi Co. Ltd.	13,200	266
^	Torii Pharmaceutical Co. Ltd.	11,700	265
	Yokogawa Bridge Holdings Corp.	29,400	265
	Yellow Hat Ltd.	13,600	263
	T Hasegawa Co. Ltd.	20,000	262
	Sodick Co. Ltd.	39,900	262
	Noritake Co. Ltd.	122,000	262
	Taihei Dengyo Kaisha Ltd.	25,000	261
^	S Foods Inc.	12,800	260
	Shindengen Electric Manufacturing Co. Ltd.	72,000	260
	T-Gaia Corp.	23,900	259
	Katakura Industries Co. Ltd.	26,500	258
	Warabeya Nichiyo Co. Ltd.	12,300	258
	Tsurumi Manufacturing Co. Ltd.	17,000	257
	Kansai Urban Banking Corp.	24,500	256
	Goldcrest Co. Ltd.	15,200	256
	Arcland Sakamoto Co. Ltd.	12,100	256
	Mitsui-Soko Holdings Co. Ltd.	93,000	255
	Sac's Bar Holdings Inc.	17,200	255
	Toho Zinc Co. Ltd.	125,000	253
	Hamakyorex Co. Ltd.	14,600	251
^	Alpen Co. Ltd.	15,300	249
	Jimoto Holdings Inc.	165,300	249
	Tenma Corp.	13,500	249
	Neturen Co. Ltd.	33,100	249
*	Ishihara Sangyo Kaisha Ltd.	329,000	248
	J-Oil Mills Inc.	86,000	248
	G-Tekt Corp.	19,500	247
	Canon Electronics Inc.	17,000	247
	Sakai Chemical Industry Co. Ltd.	79,000	244
	Towa Bank Ltd.	310,000	243
	Key Coffee Inc.	15,100	243
	Nippon Road Co. Ltd.	52,000	243
^	Shibuya Corp.	19,400	242
	Ines Corp.	25,100	242
	Fukushima Industries Corp.	11,100	241
	Nohmi Bosai Ltd.	20,700	241
	Wowow Inc.	10,000	240
	Tsukui Corp.	22,000	240
	Fujimi Inc.	18,700	239
	Denki Kogyo Co. Ltd.	59,000	238
	Sumitomo Seika Chemicals Co. Ltd.	41,000	237
	Tocalo Co. Ltd.	12,400	237
	Pressance Corp.	7,300	237
	Nissin Corp.	82,000	237
*,^ Toho Titanium Co. Ltd.		30,400	234
	Sagami Chain Co. Ltd.	22,000	233
	Nippon Chemi-Con Corp.	150,000	233
	Nippon Kanzai Co. Ltd.	15,100	232

	Kyokuto Securities Co. Ltd.	20,200	232
	Rock Field Co. Ltd.	9,000	231
^	Union Tool Co.	9,400	231
	Sanshin Electronics Co. Ltd.	23,700	229
	Yurtec Corp.	30,000	229
	Qol Co. Ltd.	15,600	229
	Elecom Co. Ltd.	18,500	227
	Chiba Kogyo Bank Ltd.	45,300	227
	Nippon Koei Co. Ltd.	64,000	227
^	Juki Corp.	28,200	227
*	Kintetsu Department Store Co. Ltd.	85,000	226
	Tokushu Tokai Paper Co. Ltd.	79,000	226
	Belluna Co. Ltd.	43,900	225
	Okuwa Co. Ltd.	25,000	224
	Daisan Bank Ltd.	164,000	224
	Idec Corp.	24,600	223
^	Nippon Ceramic Co. Ltd.	14,600	223
	Information Services International-Dentsu Ltd.	11,100	222
	Tsukuba Bank Ltd.	71,400	222
	YAMABIKO Corp.	31,100	221
*	Kappa Create Co. Ltd.	21,600	219
	JSP Corp.	11,300	219
^	METAWATER Co. Ltd.	10,600	218
	Sanyo Denki Co. Ltd.	42,000	218
	C Uyemura & Co. Ltd.	5,500	218
	Vital KSK Holdings Inc.	28,800	218
*,^ Unitika Ltd.		519,000	218
	ESPEC Corp.	17,900	218
	Justsystems Corp.	29,600	217
	Pack Corp.	10,700	217
	Futaba Industrial Co. Ltd.	52,300	217
	Maruzen Showa Unyu Co. Ltd.	62,000	216
	KFC Holdings Japan Ltd.	13,000	213
	Starzen Co. Ltd.	7,900	213
	Nittetsu Mining Co. Ltd.	55,000	213
	Nippon Thompson Co. Ltd.	53,000	212
^	Jamco Corp.	9,200	211
	Pal Co. Ltd.	10,200	211
^	Keiyo Co. Ltd.	50,100	211
	Toenec Corp.	33,000	210
	Tamron Co. Ltd.	14,700	210
	Toyo Corp.	22,700	210
	Toa Corp.	20,800	209
	France Bed Holdings Co. Ltd.	26,000	208
	Tsugami Corp.	56,000	206
	Tosei Corp.	33,400	206
	Kurimoto Ltd.	114,000	205
	Tosho Co. Ltd.	7,000	204
	Mito Securities Co. Ltd.	60,100	204
	Ministop Co. Ltd.	11,500	204
^	F@N Communications Inc.	32,100	203
	Kamei Corp.	21,700	203
	Koa Corp.	26,000	202
	Michinoku Bank Ltd.	123,000	202
	Chukyo Bank Ltd.	112,000	202
	Arata Corp.	10,400	201
	Sakai Moving Service Co. Ltd.	8,400	201

	Toyo Kanetsu KK	96,000	200
*,^ Takata Corp.		36,100	199
	Broadleaf Co. Ltd.	21,500	199
^	Marvelous Inc.	27,400	198
	Mie Bank Ltd.	101,000	198
	Kyokuyo Co. Ltd.	87,000	197
	ASKA Pharmaceutical Co. Ltd.	19,800	197
	Nitto Kohki Co. Ltd.	10,300	196
	Osaka Steel Co. Ltd.	11,100	196
	Nippon Carbon Co. Ltd.	99,000	196
	Toyo Securities Co. Ltd.	64,000	195
	Kaga Electronics Co. Ltd.	15,600	195
	Daiichi Jitsugyo Co. Ltd.	44,000	195
	Teikoku Sen-I Co. Ltd.	17,900	192
	Maeda Kosen Co. Ltd.	20,100	192
^	Senshukai Co. Ltd.	30,600	192
	Mitsubishi Steel Manufacturing Co. Ltd.	109,000	192
	Kato Works Co. Ltd.	51,000	191
	Dai Nippon Toryo Co. Ltd.	99,000	190
	Kyodo Printing Co. Ltd.	72,000	190
	Tamura Corp.	72,000	190
	Ryoyo Electro Corp.	19,100	189
	Shin-Etsu Polymer Co. Ltd.	34,000	188
	Shinko Shoji Co. Ltd.	18,500	188
	Daiwa Industries Ltd.	25,600	188
	Denyo Co. Ltd.	14,500	185
	Yusen Logistics Co. Ltd.	15,600	185
	Toyo Tanso Co. Ltd.	13,200	184
	Keihanshin Building Co. Ltd.	34,200	184
*	Mitsubishi Paper Mills Ltd.	266,000	184
	Aiphone Co. Ltd.	11,200	183
	Matsuya Foods Co. Ltd.	7,600	181
	Achilles Corp.	149,000	180
	OSJB Holdings Corp.	97,400	180
	Yonekyu Corp.	8,600	180
	Kanematsu Electronics Ltd.	10,600	180
	Japan Digital Laboratory Co. Ltd.	13,500	180
	Fujibo Holdings Inc.	105,000	179
	Cosel Co. Ltd.	21,500	178
	Sinfonia Technology Co. Ltd.	123,000	177
^	Osaki Electric Co. Ltd.	35,000	177
	Weathernews Inc.	5,300	177
*	KNT-CT Holdings Co. Ltd.	102,000	176
	Oyo Corp.	17,900	176
	Godo Steel Ltd.	92,000	174
	Cawachi Ltd.	10,300	173
	Meisei Industrial Co. Ltd.	46,200	172
	Tonami Holdings Co. Ltd.	62,000	172
	Nippon Denko Co. Ltd.	106,700	172
	K&O Energy Group Inc.	13,400	172
	Roland DG Corp.	8,600	171
	Giken Ltd.	11,000	170
*,^ KLab Inc.		27,400	170
	Yahagi Construction Co. Ltd.	27,100	170
	Nippon Valqua Industries Ltd.	69,000	169
	Komatsu Seiren Co. Ltd.	32,100	169
	Nippon Beet Sugar Manufacturing Co. Ltd.	101,000	169

Tokyo Tekko Co. Ltd.	40,000	168
Meiko Network Japan Co. Ltd.	17,900	167
Misawa Homes Co. Ltd.	24,000	166
Melco Holdings Inc.	9,500	166
Takiron Co. Ltd.	34,000	166
Maruwa Co. Ltd.	7,600	165
^ Sun Frontier Fudousan Co. Ltd.	19,400	165
Aichi Corp.	24,300	162
MTI Ltd.	26,500	162
Icom Inc.	9,100	161
* Tokyo Rope Manufacturing Co. Ltd.	116,000	160
Sekisui Plastics Co. Ltd.	49,000	159
* Fujiya Co. Ltd.	100,000	158
Yushin Precision Equipment Co. Ltd.	9,800	157
Daiken Corp.	65,000	157
Tokyo Energy & Systems Inc.	19,000	156
Nichiden Corp.	6,600	156
Asahi Co. Ltd.	12,400	155
Advan Co. Ltd.	16,200	155
Torishima Pump Manufacturing Co. Ltd.	20,300	155
Honeys Co. Ltd.	14,300	154
Hioki EE Corp.	8,300	153
Studio Alice Co. Ltd.	8,800	152
Nihon Trim Co. Ltd.	4,400	152
Kita-Nippon Bank Ltd.	5,700	150
Uchida Yoko Co. Ltd.	41,000	150
Ryoden Trading Co. Ltd.	24,000	149
Furuno Electric Co. Ltd.	22,400	149
Elematec Corp.	7,400	148
^ U-Shin Ltd.	26,700	148
Mars Engineering Corp.	8,600	148
Sumitomo Densetsu Co. Ltd.	12,100	146
Toyo Kohan Co. Ltd.	44,800	145
^ Akebono Brake Industry Co. Ltd.	70,500	145
Artnature Inc.	19,100	145
CHIMNEY Co. Ltd.	6,000	144
^ Megachips Corp.	16,500	143
Daikokutenbussan Co. Ltd.	4,000	143
^ Nippon Parking Development Co. Ltd.	140,100	142
Hosokawa Micron Corp.	30,000	140
Shibusawa Warehouse Co. Ltd.	56,000	140
Nagatanien Holdings Co. Ltd.	16,000	139
* Nippon Yakin Kogyo Co. Ltd.	134,700	139
Tabuchi Electric Co. Ltd.	24,200	137
Riken Technos Corp.	43,400	137
Stella Chemifa Corp.	7,900	137
Shimizu Bank Ltd.	5,800	137
Hokkaido Gas Co. Ltd.	59,000	136
JP-Holdings Inc.	51,400	134
Mitsui Matsushima Co. Ltd.	126,000	131
Right On Co. Ltd.	10,300	130
Fudo Tetra Corp.	118,300	130
CONEXIO Corp.	14,500	129
Atsugi Co. Ltd.	139,000	129
Onoken Co. Ltd.	14,200	129
Chori Co. Ltd.	10,000	128
Koatsu Gas Kogyo Co. Ltd.	26,000	128

	NS United Kaiun Kaisha Ltd.	84,000	128
	Kobe Bussan Co. Ltd.	5,400	128
	Happinet Corp.	14,200	126
	Itochu-Shokuhin Co. Ltd.	3,600	125
	Shiroki Corp.	40,000	124
^	Nissei ASB Machine Co. Ltd.	7,400	124
	Yomiuri Land Co. Ltd.	36,000	124
	Ateam Inc.	8,700	124
	Arakawa Chemical Industries Ltd.	13,100	123
	Parco Co. Ltd.	14,400	122
*	Nakayama Steel Works Ltd.	221,000	122
	Teikoku Electric Manufacturing Co. Ltd.	16,600	121
	Mimasu Semiconductor Industry Co. Ltd.	13,900	121
	Sanoh Industrial Co. Ltd.	20,800	121
^	Zuiko Corp.	3,500	120
^	Japan Cash Machine Co. Ltd.	14,300	119
	Cleanup Corp.	19,800	118
	CMK Corp.	44,300	118
	Sinanen Holdings Co. Ltd.	31,000	118
*,^ Nippon Sharyo Ltd.		59,000	118
	Tosho Printing Co. Ltd.	28,000	118
	Seika Corp.	50,000	118
	Organo Corp.	31,000	116
	Mitsui High-Tec Inc.	22,500	115
	Takaoka Toko Co. Ltd.	9,800	115
^	Japan Drilling Co. Ltd.	5,500	114
	Zuken Inc.	11,900	112
	Nihon Yamamura Glass Co. Ltd.	79,000	112
	Toko Inc.	35,000	112
	Hakuto Co. Ltd.	11,700	112
*,^ WATAMI Co. Ltd.		15,900	111
^	Toho Co. Ltd.	6,100	111
	Future Architect Inc.	16,900	111
	Fuso Pharmaceutical Industries Ltd.	49,000	111
	Yushiro Chemical Industry Co. Ltd.	10,000	111
	Iwasaki Electric Co. Ltd.	62,000	109
*	SWCC Showa Holdings Co. Ltd.	210,000	109
	GCA Savvian Corp.	11,800	108
	Tatsuta Electric Wire and Cable Co. Ltd.	31,900	108
	Japan Transcity Corp.	33,000	107
	Kitagawa Iron Works Co. Ltd.	57,000	106
*	Janome Sewing Machine Co. Ltd.	19,200	106
	Fujitsu Frontech Ltd.	9,600	106
	Nippon Chemiphar Co. Ltd.	22,000	104
	Chuetsu Pulp & Paper Co. Ltd.	63,000	103
	Pasona Group Inc.	15,800	103
	Fuji Oil Co. Ltd.	41,600	102
	Tsutsumi Jewelry Co. Ltd.	5,000	101
^	Funai Electric Co. Ltd.	13,900	100
^	Aeon Fantasy Co. Ltd.	5,200	99
	Aderans Co. Ltd.	19,800	99
	NEC Capital Solutions Ltd.	6,900	98
	AOI Electronics Co. Ltd.	4,200	98
	T RAD Co. Ltd.	62,000	97
	CMIC Holdings Co. Ltd.	8,200	97
^	Nippon Coke & Engineering Co. Ltd.	137,400	96
	Taiho Kogyo Co. Ltd.	8,900	96

	Mitsui Home Co. Ltd.	21,000	96
^	Nihon Dempa Kogyo Co. Ltd.	15,800	96
	Mitsubishi Nichiyu Forklift Co. Ltd.	24,000	96
^	Hodogaya Chemical Co. Ltd.	54,000	95
	Mitani Sekisan Co. Ltd.	7,400	95
*	Kinki Sharyo Co. Ltd.	32,000	94
	Hisaka Works Ltd.	13,300	94
	Shinwa Co. Ltd.	7,600	94
	NDS Co. Ltd.	37,000	93
	Kanaden Corp.	12,400	93
	Mitsubishi Kakoki Kaisha Ltd.	52,000	92
	Rhythm Watch Co. Ltd.	75,000	92
	Matsuda Sangyo Co. Ltd.	7,700	90
	Sumitomo Precision Products Co. Ltd.	27,000	88
	Noritsu Koki Co. Ltd.	19,300	88
	Corona Corp. Class A	9,900	88
	Sankyo Seiko Co. Ltd.	24,100	85
	Ichikoh Industries Ltd.	48,000	85
^	Daikoku Denki Co. Ltd.	6,400	85
	CAC Holdings Corp.	11,400	85
	Dai-ichi Seiko Co. Ltd.	7,000	85
	Gun-Ei Chemical Industry Co. Ltd.	32,000	82
	Asunaro Aoki Construction Co. Ltd.	13,300	82
^	Toda Kogyo Corp.	35,000	82
	Toyo Denki Seizo KK	28,000	81
	Krosaki Harima Corp.	38,000	81
	Kyosan Electric Manufacturing Co. Ltd.	28,000	79
*,^ Aplus Financial Co. Ltd.		91,000	79
	Hokkan Holdings Ltd.	31,000	78
	Endo Lighting Corp.	8,600	78
	Gecoss Corp.	9,900	77
	Pronexus Inc.	9,200	76
	Toli Corp.	29,000	76
	Chugai Ro Co. Ltd.	40,000	76
	Inaba Seisakusho Co. Ltd.	7,500	75
	Kourakuen Holdings Corp.	5,900	75
	Tokyo Electron Device Ltd.	5,700	75
	Maezawa Kyuso Industries Co. Ltd.	6,300	74
^	Dunlop Sports Co. Ltd.	11,000	74
	Tomoku Co. Ltd.	35,000	74
	Nice Holdings Inc.	55,000	72
	Kobelco Eco-Solutions Co. Ltd.	19,000	72
	Japan Radio Co. Ltd.	26,000	71
	Taisei Lamick Co. Ltd.	2,800	70
	Shimojima Co. Ltd.	7,900	70
^	Panasonic Industrial Devices SUNX Co. Ltd.	13,400	70
	Fujikura Kasei Co. Ltd.	15,400	69
	Daisyo Corp.	5,400	67
	Alpha Systems Inc.	4,300	65
^	Pocket Card Co. Ltd.	14,800	64
	Srg Takamiya Co. Ltd.	18,000	61
	Axell Corp.	7,300	61
	Daidoh Ltd.	14,600	61
	Tokyo Rakutenchi Co. Ltd.	15,000	61
	Asahi Organic Chemicals Industry Co. Ltd.	34,000	60
	Gakken Holdings Co. Ltd.	29,000	60
	Mory Industries Inc.	23,000	59

	Kitano Construction Corp.	24,000	59
	Best Denki Co. Ltd.	54,800	59
	Toa Oil Co. Ltd.	53,000	59
	Showa Aircraft Industry Co. Ltd.	6,000	57
	Mitsubishi Research Institute Inc.	1,900	57
	Chuo Spring Co. Ltd.	25,000	57
*	Yamada SxL Home Co. Ltd.	89,000	56
	Takihyo Co. Ltd.	14,000	55
	ST Corp.	5,800	54
*,^ Shin Nippon Biomedical Laboratories Ltd.		17,300	53
	Maezawa Kasei Industries Co. Ltd.	6,100	53
	Paris Miki Holdings Inc.	12,800	49
	Okura Industrial Co. Ltd.	19,000	49
	Airport Facilities Co. Ltd.	9,900	48
	ValueCommerce Co. Ltd.	10,800	42
*	Kojima Co. Ltd.	17,000	39
*,^ Sanix Inc.		26,700	38
	Japan Pure Chemical Co. Ltd.	1,900	33
	Olympic Group Corp.	6,500	33
*,^ Livesense Inc.		10,900	29
	NIFTY Corp.	2,600	24
	Cybozu Inc.	7,400	19
*,^ FDK Corp.		14,000	12
	Ohara Inc.	2,500	12
*	Nissen Holdings Co. Ltd.	8,000	11
	Nippon Kasei Chemical Co. Ltd.	10,000	10
			3,234,708
New Zealand (0.7%)
	Spark New Zealand Ltd.	1,787,734	3,910
	Auckland International Airport Ltd.	870,536	3,141
	Fisher & Paykel Healthcare Corp. Ltd.	550,323	3,094
	Fletcher Building Ltd.	674,635	3,024
	Contact Energy Ltd.	717,435	2,144
	Ryman Healthcare Ltd.	401,444	2,096
	SKYCITY Entertainment Group Ltd.	577,356	1,752
	Z Energy Ltd.	358,732	1,566
	SKY Network Television Ltd.	402,020	1,194
^	Mighty River Power Ltd.	674,942	1,163
	Kiwi Property Group Ltd.	1,297,882	1,156
	Air New Zealand Ltd.	546,834	1,049
*	Xero Ltd.	94,209	1,030
	Trade Me Group Ltd.	394,713	1,029
*	Chorus Ltd.	383,452	935
*	a2 Milk Co. Ltd.	670,211	818
	Goodman Property Trust	1,000,239	815
	Infratil Ltd.	396,679	798
	EBOS Group Ltd.	89,442	782
	Precinct Properties New Zealand Ltd.	821,942	656
	Genesis Energy Ltd.	493,320	609
	Argosy Property Ltd.	801,655	593
	Freightways Ltd.	139,924	577
	Summerset Group Holdings Ltd.	219,544	566
	Vector Ltd.	258,167	541
	Nuplex Industries Ltd.	188,014	507
	Metlifecare Ltd.	115,629	332
	Vital Healthcare Property Trust	242,654	300
*	Diligent Corp.	71,374	278

	Heartland Bank Ltd.	318,266	256
	Warehouse Group Ltd.	145,129	252
	TOWER Ltd.	165,523	196
	Kathmandu Holdings Ltd.	153,523	152
*	New Zealand Oil & Gas Ltd.	245,090	66
			37,377
Singapore (3.2%)
	Oversea-Chinese Banking Corp. Ltd.	3,208,291	17,954
	Singapore Telecommunications Ltd.	7,225,009	17,916
	DBS Group Holdings Ltd.	1,759,479	17,492
	United Overseas Bank Ltd.	1,186,767	15,087
	CapitaLand Ltd.	2,499,658	5,434
	Keppel Corp. Ltd.	1,413,058	5,039
	Wilmar International Ltd.	2,066,403	4,178
	Singapore Exchange Ltd.	816,660	4,068
	ComfortDelGro Corp. Ltd.	2,015,180	4,027
	Singapore Press Holdings Ltd.	1,577,717	3,960
	Singapore Airlines Ltd.	498,326	3,877
	CapitaLand Mall Trust	2,621,512	3,683
	Global Logistic Properties Ltd.	3,025,073	3,585
	Ascendas REIT	2,010,313	3,296
	Singapore Technologies Engineering Ltd.	1,558,655	3,162
	Genting Singapore plc	6,044,397	3,015
	Jardine Cycle & Carriage Ltd.	110,290	2,914
	City Developments Ltd.	585,113	2,870
	Suntec REIT	2,434,200	2,719
	Hutchison Port Holdings Trust	5,024,839	2,401
	UOL Group Ltd.	467,317	1,851
	CapitaLand Commercial Trust Ltd.	1,980,600	1,812
	SATS Ltd.	619,700	1,695
	Golden Agri-Resources Ltd.	6,427,763	1,684
	Sembcorp Industries Ltd.	884,320	1,576
	StarHub Ltd.	599,067	1,428
	Venture Corp. Ltd.	250,400	1,372
	Yangzijiang Shipbuilding Holdings Ltd.	2,076,510	1,368
	Singapore Post Ltd.	1,450,300	1,365
	Mapletree Industrial Trust	1,203,700	1,303
	Mapletree Commercial Trust	1,294,600	1,217
	Keppel REIT	1,836,100	1,156
	Mapletree Greater China Commercial Trust	1,828,800	1,082
^	Noble Group Ltd.	4,443,604	982
	Mapletree Logistics Trust	1,446,500	957
^	Sembcorp Marine Ltd.	830,666	919
^	Raffles Medical Group Ltd.	283,900	811
*,^ Neptune Orient Lines Ltd.		911,500	793
^	SMRT Corp. Ltd.	704,000	756
	Frasers Centrepoint Trust	553,700	740
	Starhill Global REIT	1,342,900	695
^	Genting Hong Kong Ltd.	2,123,800	670
^	Keppel Infrastructure Trust	1,965,700	636
	Ascott Residence Trust	772,300	624
^	Olam International Ltd.	539,500	617
	Asian Pay Television Trust	1,400,700	611
	United Engineers Ltd.	480,900	603
	CDL Hospitality Trusts	646,700	595
^	First Resources Ltd.	481,100	593
*,^ Biosensors International Group Ltd.		1,083,600	588

	SIA Engineering Co. Ltd.	225,500	549
	M1 Ltd.	331,100	538
	Yanlord Land Group Ltd.	744,700	536
	CapitaLand Retail China Trust	518,200	515
	Cache Logistics Trust	829,000	508
^	Ezion Holdings Ltd.	1,370,400	503
	Frasers Commercial Trust	607,700	497
	Cambridge Industrial Trust	1,315,400	481
^	Frasers Centrepoint Ltd.	404,500	469
	Wing Tai Holdings Ltd.	418,000	452
	SIIC Environment Holdings Ltd.	969,100	447
	Ascendas Hospitality Trust	781,900	418
	First REIT	473,600	390
	Far East Hospitality Trust	843,100	380
	Lippo Malls Indonesia Retail Trust	1,697,300	371
	OUE Hospitality Trust	715,800	367
	Ascendas India Trust	635,400	358
	Keppel DC REIT	501,500	353
*,^ Tiger Airways Holdings Ltd.		1,076,500	349
	Soilbuild Business Space REIT	668,300	341
	SPH REIT	509,100	330
	Religare Health Trust	497,800	329
*,^ Yoma Strategic Holdings Ltd.		1,027,500	325
^,2 ARA Asset Management Ltd.		441,556	322
^	Silverlake Axis Ltd.	769,700	301
	OUE Ltd.	258,400	300
	Sabana Shari'ah Compliant Industrial REIT	620,800	290
	Croesus Retail Trust	483,600	275
	Accordia Golf Trust	749,200	271
*	GL Ltd.	430,000	261
^	COSCO Corp. Singapore Ltd.	1,089,601	260
*,^ Perennial Real Estate Holdings Ltd.		409,200	243
^	Sarine Technologies Ltd.	206,500	225
^	Super Group Ltd.	384,800	205
^	Hyflux Ltd.	519,400	178
	Midas Holdings Ltd.	922,100	166
^	OSIM International Ltd.	221,900	159
*	China Everbright Water Ltd.	469,100	156
	Bumitama Agri Ltd.	291,300	139
	Indofood Agri Resources Ltd.	443,700	135
	Raffles Education Corp. Ltd.	688,600	116
	Keppel Telecommunications & Transportation Ltd.	105,000	105
	CSE Global Ltd.	316,600	98
	Boustead Singapore Ltd.	157,900	88
*	Gallant Venture Ltd.	512,200	79
*,^ Ezra Holdings Ltd.		1,786,900	72
*,^ Ying Li International Real Estate Ltd.		680,500	63
*,^ Vard Holdings Ltd.		502,700	54
*,^ China Fishery Group Ltd.		754,600	40
*	GMG Global Ltd.	173,000	38
	Hi-P International Ltd.	30,100	9
	Swiber Holdings Ltd.	59,500	8
*	Boustead Projects Ltd.	9,900	5
			172,243
South Korea (10.9%)
	Samsung Electronics Co. Ltd.	104,110	100,721
	Samsung Electronics Co. Ltd. Preference Shares	19,257	16,200

Hyundai Motor Co.	142,210	15,946
Shinhan Financial Group Co. Ltd.	447,315	14,458
Hyundai Mobis Co. Ltd.	64,795	14,077
NAVER Corp.	26,358	13,898
SK Hynix Inc.	520,091	12,004
Korea Electric Power Corp.	251,943	11,060
LG Chem Ltd.	42,958	10,749
Amorepacific Corp.	31,029	10,576
POSCO	66,965	10,037
KB Financial Group Inc.	380,182	9,725
Kia Motors Corp.	254,442	9,661
KT&G Corp.	109,108	9,449
Samsung C&T Corp.	68,419	8,622
Samsung Fire & Marine Insurance Co. Ltd.	33,381	8,333
LG Household & Health Care Ltd.	8,609	7,177
Samsung Life Insurance Co. Ltd.	75,920	6,993
SK Holdings Co. Ltd.	34,873	6,897
*,^ Celltrion Inc.	71,408	6,747
SK Innovation Co. Ltd.	59,918	6,622
LG Corp.	87,910	5,440
Samsung SDS Co. Ltd.	28,118	5,240
Hana Financial Group Inc.	290,789	5,233
LG Electronics Inc.	106,509	5,193
Coway Co. Ltd.	52,557	4,325
Samsung SDI Co. Ltd.	53,897	4,264
LG Display Co. Ltd.	220,852	4,059
SK Telecom Co. Ltd.	22,955	4,027
*,^ Hanmi Pharm Co. Ltd.	6,233	3,705
Kangwon Land Inc.	105,744	3,652
Korea Zinc Co. Ltd.	9,737	3,555
AMOREPACIFIC Group	27,753	3,479
NCSoft Corp.	17,537	3,452
*,^ Hyundai Heavy Industries Co. Ltd.	43,871	3,411
Orion Corp.	3,860	3,335
Lotte Chemical Corp.	14,122	3,284
CJ Corp.	12,764	3,154
Hyundai Glovis Co. Ltd.	18,093	3,106
^ Kakao Corp.	33,760	3,106
Korea Aerospace Industries Ltd.	50,900	3,039
Hyundai Steel Co.	73,937	3,039
Hyundai Motor Co. 2nd Preference Shares	35,271	2,995
E-MART Inc.	20,690	2,841
Hankook Tire Co. Ltd.	72,647	2,833
S-Oil Corp.	40,726	2,681
Dongbu Insurance Co. Ltd.	46,013	2,614
Samsung Electro-Mechanics Co. Ltd.	53,625	2,490
Industrial Bank of Korea	255,179	2,469
CJ CheilJedang Corp.	7,130	2,455
BNK Financial Group Inc.	303,948	2,297
^ Hanssem Co. Ltd.	10,001	2,290
Hyundai Development Co-Engineering & Construction	59,451	2,259
Hyundai Engineering & Construction Co. Ltd.	70,418	2,172
Woori Bank	293,802	2,172
Yuhan Corp.	7,726	2,161
GS Holdings Corp.	50,068	2,119
Hyosung Corp.	22,775	2,086
Lotte Shopping Co. Ltd.	10,402	2,069

	Amorepacific Corp. Preference Shares	10,516	2,036
	KCC Corp.	5,375	1,979
*,^ ViroMed Co. Ltd.		12,005	1,965
	KT Corp.	84,132	1,940
	Hyundai Motor Co. Preference Shares	22,947	1,869
^	BGF retail Co. Ltd.	10,199	1,838
	Samsung Securities Co. Ltd.	55,858	1,777
	Hanwha Chemical Corp.	80,080	1,762
	Daelim Industrial Co. Ltd.	26,611	1,752
	S-1 Corp.	20,453	1,745
^	Hotel Shilla Co. Ltd.	31,583	1,730
^	Medy-Tox Inc.	3,982	1,729
	LG Uplus Corp.	212,050	1,720
	KEPCO Plant Service & Engineering Co. Ltd.	20,541	1,713
	Hyundai Marine & Fire Insurance Co. Ltd.	60,078	1,627
	Hyundai Department Store Co. Ltd.	15,006	1,608
*,^ Hanmi Science Co. ltd		11,848	1,581
	Hanon Systems	166,885	1,493
^	Ottogi Corp.	1,248	1,476
	Korea Investment Holdings Co. Ltd.	37,635	1,472
	Hanwha Corp.	46,973	1,449
^	CJ CGV Co. Ltd.	12,739	1,445
	CJ E&M Corp.	18,298	1,415
	LG Chem Ltd. Preference Shares	7,710	1,404
	Hyundai Wia Corp.	15,632	1,387
^	Samsung Heavy Industries Co. Ltd.	146,130	1,287
*	CJ Korea Express Corp.	6,908	1,271
^	Youngone Corp.	29,283	1,253
	Shinsegae Co. Ltd.	6,902	1,230
	NongShim Co. Ltd.	3,070	1,200
^	SK Chemicals Co. Ltd.	17,781	1,199
	Daewoo Securities Co. Ltd.	180,040	1,198
	Hanwha Life Insurance Co. Ltd.	204,651	1,185
	Cheil Worldwide Inc.	62,122	1,181
	DGB Financial Group Inc.	155,424	1,163
	Korea Kolmar Co. Ltd.	13,239	1,128
^	Hyundai Greenfood Co. Ltd.	58,910	1,116
*,^ Com2uSCorp		9,613	1,097
	Lotte Chilsung Beverage Co. Ltd.	593	1,080
	Green Cross Holdings Corp.	26,506	1,073
*,^ Hanwha Techwin Co. Ltd.		38,712	1,055
*,^ Komipharm International Co. Ltd.		30,242	1,040
	Samsung Card Co. Ltd.	32,633	1,040
	Woori Investment & Securities Co. Ltd.	125,139	1,009
^	OCI Co. Ltd.	17,615	985
^	Korean Reinsurance Co.	87,762	975
^	LG Innotek Co. Ltd.	13,989	971
	LG Household & Health Care Ltd. Preference Shares	2,003	963
^	Green Cross Corp.	5,271	954
^	Meritz Securities Co. Ltd.	304,748	942
	KB Insurance Co. Ltd.	37,611	936
*,^ GS Engineering & Construction Corp.		43,493	929
*,^ Daewoo Engineering & Construction Co. Ltd.		195,899	911
	Mirae Asset Securities Co. Ltd.	57,258	909
^	Mando Corp.	6,358	909
^	Cosmax Inc.	5,749	908
^	Eo Technics Co. Ltd.	7,955	837

	Samyang Holdings Corp.	5,632	836
	Korea Gas Corp.	26,578	834
^	Kolon Industries Inc.	16,596	825
	GS Retail Co. Ltd.	14,980	822
*,^ Kumho Tire Co. Inc.		156,890	822
^	Hansae Co. Ltd.	16,098	809
^	Dongsuh Cos. Inc.	30,722	808
^	Innocean Worldwide Inc.	11,029	776
*	Korean Air Lines Co. Ltd.	37,272	775
^	Kolon Life Science Inc.	4,102	758
	Hyundai Securities Co. Ltd.	167,070	756
^	Fila Korea Ltd.	9,243	751
^	Hite Jinro Co. Ltd.	29,550	738
^	Kumho Petrochemical Co. Ltd.	16,919	721
*	Osstem Implant Co. Ltd.	10,365	719
	SK Networks Co. Ltd.	156,248	715
^	Chong Kun Dang Pharmaceutical Corp.	5,708	694
^	Hana Tour Service Inc.	8,323	683
^	Doosan Corp.	10,615	680
*	Ssangyong Cement Industrial Co. Ltd.	46,716	666
*,^ LG Life Sciences Ltd.		11,349	665
^	Doosan Heavy Industries & Construction Co. Ltd.	46,880	664
	Ilyang Pharmaceutical Co. Ltd.	12,788	662
*,^ iNtRON Biotechnology Inc.		11,520	644
^	Meritz Fire & Marine Insurance Co. Ltd.	50,705	635
*,^ NHN Entertainment Corp.		15,490	625
^	Samlip General Foods Co. Ltd.	2,305	621
	LG International Corp.	23,764	618
	Daesang Corp.	19,348	616
*,^ Hyundai Mipo Dockyard Co. Ltd.		9,952	610
^	LG Hausys Ltd.	5,868	583
	Daewoo International Corp.	44,657	580
^	Lotte Food Co. Ltd.	731	579
	LS Corp.	18,274	575
	Korea Electric Terminal Co. Ltd.	6,843	573
^	Dong-A ST Co. Ltd.	4,199	563
^	Paradise Co. Ltd.	44,610	557
*,^ SM Entertainment Co.		15,172	552
^	Samsung Fine Chemicals Co. Ltd.	17,336	549
^	LOTTE Himart Co. Ltd.	11,540	545
*,^ Medipost Co. Ltd.		6,797	538
	Hyundai Home Shopping Network Corp.	5,674	531
	KIWOOM Securities Co. Ltd.	11,309	523
^	S&T Motiv Co. Ltd.	7,388	523
*,^ HLB Inc.		30,136	522
	Bukwang Pharmaceutical Co. Ltd.	19,101	516
^	Amicogen Inc.	8,454	510
	LS Industrial Systems Co. Ltd.	14,902	509
	SKC Co. Ltd.	19,237	501
	Huons Co. Ltd.	7,201	495
	Hanjin Transportation Co. Ltd.	11,342	494
	InBody Co. Ltd.	10,542	481
	JB Financial Group Co. Ltd.	110,900	479
^	Seoul Semiconductor Co. Ltd.	36,361	476
*,^ Pan Ocean Co. Ltd.		184,842	475
	Dong-A Socio Holdings Co. Ltd.	2,617	470
	Lotte Confectionery Co. Ltd.	230	464

^	OCI Materials Co. Ltd.	4,944	462
*,^ Doosan Infracore Co. Ltd.		129,414	458
	Taekwang Industrial Co. Ltd.	547	454
*,^ GemVax & Kael Co. Ltd.		24,977	454
	Korea Petrochemical Ind Co. Ltd.	2,689	451
*,^ Seegene Inc.		13,696	443
	Handsome Co. Ltd.	12,902	439
*,^ Wonik IPS Co. Ltd.		48,595	433
	CJ O Shopping Co. Ltd.	2,877	432
*,^ Chabiotech Co. Ltd.		32,644	418
	LG Electronics Inc. Preference Shares	16,228	418
^	iMarketKorea Inc.	22,270	411
^	Korea Real Estate Investment & Trust Co. Ltd.	151,848	401
	GS Home Shopping Inc.	2,936	400
*	Hyundai Elevator Co. Ltd.	9,677	397
^	SFA Engineering Corp.	8,920	397
	Daou Technology Inc.	23,029	396
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	2,532	396
^	Hansol Chemical Co. Ltd.	7,832	393
	Young Poong Corp.	490	390
	JW Pharmaceutical Corp.	11,000	386
^	Loen Entertainment Inc.	5,746	381
	LF Corp.	17,310	376
^	Halla Holdings Corp.	7,070	370
	Poongsan Corp.	17,774	362
^	Binggrae Co. Ltd.	5,968	358
*	Muhak Co. Ltd.	13,932	356
*,^ Hanwha General Insurance Co. Ltd.		56,693	351
	Hankook Tire Worldwide Co. Ltd.	23,580	350
	Koh Young Technology Inc.	11,422	350
^	Dae Hwa Pharmaceutical Co. Ltd.	10,363	349
^	Partron Co. Ltd.	37,918	345
^	YG Entertainment Inc.	9,383	344
*,^ Binex Co. Ltd.		21,825	344
*,^ Hanjin Shipping Co. Ltd.		135,881	343
^	Dongwon F&B Co. Ltd.	1,066	341
	Grand Korea Leisure Co. Ltd.	17,707	341
*,^ Genexine Co. Ltd.		3,993	340
*,^ Dongbu HiTek Co. Ltd.		29,245	340
*	Samsung Engineering Co. Ltd Rights Exp. 02/12/2016	88,489	335
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	94,455	335
*,^ Gamevil Inc.		5,014	334
^	Hanjin Kal Corp.	25,319	333
^	Meritz Financial Group Inc.	31,983	330
^	KEPCO Engineering & Construction Co. Inc.	13,462	329
	Daishin Securities Co. Ltd.	32,412	328
	Interpark Holdings Corp.	36,083	327
*	Asiana Airlines Inc.	84,959	326
	DuzonBizon Co. Ltd.	17,697	322
^	Lutronic Corp.	6,830	321
^	Ahnlab Inc.	5,591	318
^	Hyundai Livart Furniture Co. Ltd.	9,784	318
^	Huchems Fine Chemical Corp.	22,564	317
*	Hansol Technics Co. Ltd.	16,017	314
^	Cell Biotech Co. Ltd.	5,481	314
^	Nexen Tire Corp.	32,546	313
^	Cuckoo Electronics Co. Ltd.	1,552	310

	Kwang Dong Pharmaceutical Co. Ltd.	29,386	306
	Samyang Corp.	3,184	304
^	Chongkundang Holdings Corp.	3,115	304
*,^ Webzen Inc.		15,711	302
^	Daewoong Pharmaceutical Co. Ltd.	4,186	301
^	Crown Confectionery Co. Ltd.	608	300
	Hanil Cement Co. Ltd.	3,546	292
	Korea Kolmar Holdings Co. Ltd.	5,897	292
^	LEENO Industrial Inc.	8,900	289
^	Humedix Co. Ltd.	4,909	286
	Youngone Holdings Co. Ltd.	4,909	284
*,^ Samsung Engineering Co. Ltd.		26,218	279
^	Dongwon Industries Co. Ltd.	1,228	270
	Namyang Dairy Products Co. Ltd.	425	270
^	KONA I Co. Ltd.	11,398	268
*,^ WeMade Entertainment Co. Ltd.		7,992	267
*	i-SENS Inc.	8,269	267
	Tongyang Life Insurance Co. Ltd.	31,110	266
	IS Dongseo Co. Ltd.	8,480	264
*,^ Sansung Life & Science Co. Ltd.		11,056	264
	CJ CheilJedang Corp. Preference Shares	1,253	262
	Hansol Paper Co. Ltd.	14,715	262
	Hancom Inc.	13,852	260
*	Mirae Asset Life Insurance Co. Ltd.	67,421	254
^	Cosmax BTI Inc	4,116	254
	Hyundai Corp.	12,335	254
*,^ COSON Co. Ltd.		13,322	245
^	Soulbrain Co. Ltd.	7,671	244
^	Maeil Dairy Industry Co. Ltd.	6,926	237
*,^ Seobu T&D		14,052	237
*,^ Kumho Industrial Co. Ltd.		25,549	236
	Hankook Shell Oil Co. Ltd.	578	234
*,^ Dongkuk Steel Mill Co. Ltd.		54,235	233
	NS Shopping Co. Ltd.	1,499	231
^	JW Holdings Corp.	29,522	226
	S&T Dynamics Co. Ltd.	21,412	225
*	Green Cross Cell Corp.	5,374	224
*,^ Ssangyong Motor Co.		40,269	221
^	Seah Besteel Corp.	10,317	219
*,^ SK Securities Co. Ltd.		245,171	218
*,^ Agabang&Company		22,329	218
	Sungwoo Hitech Co. Ltd.	31,431	218
	Silicon Works Co. Ltd.	9,198	216
*,^ Jusung Engineering Co. Ltd.		32,397	216
	KISWIRE Ltd.	7,200	215
*,^ Hyundai Rotem Co. Ltd.		20,921	213
^	Kolon Corp.	3,425	213
	Daekyo Co. Ltd.	27,547	210
*,^ Coreana Cosmetics Co. Ltd.		22,740	210
^	KH Vatec Co. Ltd.	12,932	209
^	Kolao Holdings	25,107	209
^	SK Gas Ltd.	3,416	208
*,^ Yuanta Securities Korea Co. Ltd.		78,425	206
	SL Corp.	13,785	202
*,^ Hyundai Merchant Marine Co. Ltd.		84,118	202
	Samchully Co. Ltd.	2,610	202
	Able C&C Co. Ltd.	10,026	200

*,^ Naturalendo Tech Co. Ltd.	12,905	198
*,^ Woongjin Thinkbig Co. Ltd.	19,431	195
POSCO Chemtech Co. Ltd.	19,572	195
Daeduck Electronics Co.	29,381	194
^ Posco ICT Co. Ltd.	50,296	193
^ AK Holdings Inc.	4,761	188
Humax Co. Ltd.	14,878	187
GOLFZON Co. Ltd.	2,849	186
*,^ Pharmicell Co. Ltd.	47,087	184
* China Ocean Resources Co. Ltd.	72,149	184
KT Skylife Co. Ltd.	13,988	176
*,^ Hansol Holdings Co. Ltd.	28,037	174
*,^ Foosung Co. Ltd.	48,122	172
Lock&Lock Co. Ltd.	15,389	166
SBS Media Holdings Co. Ltd.	55,748	165
^ Lumens Co. Ltd.	37,737	165
Sindoh Co. Ltd.	3,962	164
*,^ Samsung Pharmaceutical Co. Ltd.	21,901	160
*,^ Korea Line Corp.	10,864	157
*,^ Hanjin Heavy Industries & Construction Co. Ltd.	57,114	155
*,^ Neowiz Games Corp.	11,282	153
Namhae Chemical Corp.	18,610	146
* Taeyoung Engineering & Construction Co. Ltd.	36,177	146
^ Seoyon E-Hwa Co. Ltd.	12,026	144
E1 Corp.	2,974	138
KISCO Corp.	4,359	136
Kwangju Bank	21,375	133
*,^ Duk San Neolux Co. Ltd.	5,604	131
CJ Hellovision Co. Ltd.	12,830	129
Dae Han Flour Mills Co. Ltd.	842	129
*,^ Insun ENT Co. Ltd.	24,551	127
* Hyundai C&F Inc.	5,099	123
Kyobo Securities Co. Ltd.	16,417	122
^ DY Corp.	25,319	121
Daeduck GDS Co. Ltd.	15,142	121
Hanwha Investment & Securities Co. Ltd.	41,357	121
^ Sung Kwang Bend Co. Ltd.	15,908	117
Daishin Securities Co. Ltd. Preference Shares	19,354	117
* Eugene Investment & Securities Co. Ltd.	56,837	115
Youlchon Chemical Co. Ltd.	12,047	115
SeAH Steel Corp.	2,547	107
*,^ CUROCOM Co. Ltd.	69,635	105
Sam Young Electronics Co. Ltd.	11,192	105
* Duksan Hi-Metal Co. Ltd.	12,546	96
* Taewoong Co. Ltd.	8,132	93
*,^ STS Semiconductor & Telecommunications	49,016	93
Seoyon Co. Ltd.	9,429	92
INTOPS Co. Ltd.	5,617	92
^ GOLFZONYUWONHOLDINGS Co. Ltd.	13,382	90
Eusu Holdings Co. Ltd.	15,078	87
TK Corp.	12,269	87
*,^ KTB Investment & Securities Co. Ltd.	44,088	83
Hitejinro Holdings Co. Ltd.	6,100	81
*,^ 3S Korea Co. Ltd.	38,610	79
MegaStudy Co. Ltd.	2,433	79
* ICD Co. Ltd.	12,547	76
Dongbu Securities Co. Ltd.	24,758	73

* MegaStudyEdu Co. Ltd.			1,495	73
*,^ NEPES Corp.			15,206	71
* Interflex Co. Ltd.			7,133	64
^	Hanjin Heavy Industries & Construction Holdings Co. Ltd.		16,410	61
^ Iljin Display Co. Ltd.			14,709	59
*,^ Doosan Engine Co. Ltd.			23,830	51
^ EG Corp.			4,686	42
*,^ SK Communications Co. Ltd.			10,417	31
* Kumho Electric Co. Ltd.			1,195	12
				586,746
Total Common Stocks (Cost $6,852,526)				5,352,712
	Coupon
Temporary Cash Investments (3.6%)[1]
Money Market Fund (3.5%)
[3,4] Vanguard Market Liquidity Fund	0.441%		189,304,912	189,305

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6] Federal Home Loan Bank Discount Notes	0.609%	6/17/16	2,000	1,997
[5,6,7]Federal Home Loan Bank Discount Notes	0.567%	7/6/16	2,500	2,496
				4,493
Total Temporary Cash Investments (Cost $193,794)				193,798
Total Investments (103.1%) (Cost $7,046,320)				5,546,510
Other Assets and Liabilities-Net (-3.1%)[4]				(165,961)
Net Assets (100%)				5,380,549

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $165,615,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 3.0%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate value of these securities was $4,419,000, representing 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $179,667,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $2,097,000 have been segregated as initial margin for open futures contracts.
7 Securities with a value of $615,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts,

Pacific Stock Index Fund

or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	610	5,352,053	49
Temporary Cash Investments	189,305	4,493	—
Futures Contracts—Assets[1]	801	—	—
Forward Currency Contracts—Assets	—	767	—
Forward Currency Contracts—Liabilities	—	(381)	—
Total	190,716	5,356,932	49
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid

Pacific Stock Index Fund

market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Topix Index	March 2016	174	20,682	(1,018)
S&P ASX 200 Index	March 2016	97	8,517	280
KOSPI 200 Index	March 2016	27	2,616	(28)
				(766)

At January 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Contract Amount (000)

Pacific Stock Index Fund

						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America, N.A.	3/15/16	JPY	3,747,830	USD	30,709	281
BNP Paribas	3/15/16	JPY	2,325,585	USD	18,913	317
BNP Paribas	3/22/16	AUD	15,523	USD	11,087	(128)
JPMorgan Chase Bank, N.A.	3/22/16	AUD	14,097	USD	10,092	(139)
BNP Paribas	3/15/16	JPY	775,250	USD	6,447	(37)
JPMorgan Chase Bank, N.A.	3/15/16	KRW	3,227,525	USD	2,727	(38)
Goldman Sachs International	3/15/16	USD	25,255	JPY	3,059,015	(39)
JPMorgan Chase Bank, N.A.	3/22/16	USD	13,157	AUD	18,409	160
Morgan Stanley Capital
Services LLC	3/15/16	USD	5,123	JPY	619,200	3
Morgan Stanley Capital
Services LLC	3/15/16	USD	3,175	JPY	383,125	6
						386

AUD—Australian dollar.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.

At January 31, 2016, the counterparties had deposited in segregated accounts securities with a value of $1,898,000 in connection with amounts due to the fund for open forward currency contracts.

E. At January 31, 2016, the cost of investment securities for tax purposes was $7,057,312,000. Net unrealized depreciation of investment securities for tax purposes was $1,510,802,000, consisting of unrealized gains of $428,468,000 on securities that had risen in value since their purchase and $1,939,270,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard European Stock Index Fund

Schedule of Investments
As of January 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)[1]
Austria (0.4%)
* Erste Group Bank AG	666,406	19,250
OMV AG	335,263	8,630
ANDRITZ AG	166,511	7,743
voestalpine AG	264,693	6,961
Wienerberger AG	272,339	4,168
* IMMOFINANZ AG	2,111,624	3,980
* Raiffeisen Bank International AG	273,144	3,445
CA Immobilien Anlagen AG	170,263	2,920
BUWOG AG	139,180	2,861
Oesterreichische Post AG	78,659	2,792
Vienna Insurance Group AG Wiener Versicherung Gruppe	89,457	2,210
Mayr Melnhof Karton AG	18,638	2,115
* Conwert Immobilien Invest SE	142,683	2,018
^ Verbund AG	154,611	1,869
UNIQA Insurance Group AG	259,194	1,640
Zumtobel Group AG	65,893	1,368
Schoeller-Bleckmann Oilfield Equipment AG	25,728	1,343
Lenzing AG	18,567	1,241
RHI AG	60,367	1,134
S IMMO AG	125,829	1,046
Telekom Austria AG	186,061	1,025
Strabag SE	38,353	936
Flughafen Wien AG	10,241	900
EVN AG	70,287	777
Palfinger AG	25,978	741
Semperit AG Holding	21,978	657
Kapsch TrafficCom AG	12,076	426
		84,196
Belgium (2.4%)
Anheuser-Busch InBev SA/NV	1,851,664	232,879
KBC Groep NV	640,616	36,712
Delhaize Group	238,898	25,075
UCB SA	283,478	24,238
Ageas	481,209	19,542
Groupe Bruxelles Lambert SA	180,752	13,742
Solvay SA Class A	164,285	13,610
Proximus SADP	325,966	11,268
Umicore SA	233,529	8,586
Colruyt SA	153,985	8,234
Ackermans & van Haaren NV	57,887	7,500
Ontex Group NV	162,443	6,020
* Telenet Group Holding NV	113,686	5,918
bpost SA	232,622	5,519
Cofinimmo SA	46,971	5,116
* Galapagos NV	78,672	3,920
Euronav NV	294,131	3,430
Elia System Operator SA/NV	61,842	2,982
Warehouses De Pauw CVA	33,184	2,691

	Bekaert SA	80,319	2,588
	Melexis NV	48,877	2,456
	Befimmo SA	39,203	2,249
	Gimv NV	44,456	2,142
	D'ieteren SA/NV	63,451	2,077
	Cie d'Entreprises CFE	16,511	1,692
*	AGFA-Gevaert NV	390,980	1,669
	Ion Beam Applications	45,403	1,530
*	Tessenderlo Chemie NV (Voting Shares)	54,828	1,452
*	Mobistar SA	67,139	1,395
	KBC Ancora	36,498	1,366
	Kinepolis Group NV	28,800	1,220
	Econocom Group SA/NV	128,240	1,202
	Barco NV	18,898	1,187
*,^ Nyrstar (Voting Shares)		765,112	1,123
*	BHF Kleinwort Benson Group	177,941	1,106
	Van de Velde NV	15,549	949
	EVS Broadcast Equipment SA	21,921	701
	Fagron	74,040	552
*	Wereldhave Belgium NV	4,568	497
			466,135
Denmark (3.0%)
	Novo Nordisk A/S Class B	4,283,768	239,327
	Danske Bank A/S	1,792,023	48,226
	Pandora A/S	266,761	35,689
	Vestas Wind Systems A/S	517,018	33,831
	Novozymes A/S	528,755	22,070
	Carlsberg A/S Class B	246,141	20,751
	AP Moeller - Maersk A/S Class B	15,239	19,607
	Coloplast A/S Class B	233,592	19,177
	DSV A/S	426,688	16,605
*	Genmab A/S	124,378	15,619
	ISS A/S	400,097	14,145
	AP Moeller - Maersk A/S Class A	10,483	13,250
	Chr Hansen Holding A/S	204,445	12,518
	TDC A/S	1,860,027	7,988
*	Jyske Bank A/S	165,869	7,283
	GN Store Nord A/S	350,213	6,556
	Tryg A/S	266,399	5,094
*	William Demant Holding A/S	55,204	4,866
	Sydbank A/S	166,098	4,850
*	H Lundbeck A/S	137,509	4,466
*	Topdanmark A/S	170,500	4,333
^	FLSmidth & Co. A/S	114,162	4,004
*	Royal Unibrew A/S	94,346	3,956
	SimCorp A/S	78,280	3,841
	NKT Holding A/S	55,277	3,073
*	Dfds A/S	73,647	2,613
	Rockwool International A/S Class B	14,770	2,238
	ALK-Abello A/S	13,426	1,857
*	Bavarian Nordic A/S	43,818	1,838
^	Ambu A/S Class B	55,387	1,719
	Schouw & Co.	27,366	1,617
	Spar Nord Bank A/S	192,933	1,588
	Matas A/S	82,854	1,566
	Alm Brand A/S	159,924	1,071
*,^ Bang & Olufsen A/S		75,061	792

	Solar A/S Class B	13,858	783
*,^ D/S Norden A/S		18,961	253
			589,060
Finland (1.7%)
	Nokia Oyj	8,700,986	62,678
	Sampo Oyj Class A	1,092,448	52,901
	Kone Oyj Class B	880,466	38,700
	UPM-Kymmene Oyj	1,230,084	20,047
	Fortum Oyj	1,036,733	16,302
	Wartsila OYJ Abp	362,590	16,287
	Elisa Oyj	370,948	13,435
	Stora Enso Oyj	1,337,771	10,903
	Nokian Renkaat Oyj	313,545	10,661
	Neste Oyj	298,434	9,350
	Huhtamaki Oyj	240,530	8,503
	Orion Oyj Class B	236,042	7,788
	Amer Sports Oyj	272,588	7,461
	Metso Oyj	311,478	6,427
	Kesko Oyj Class B	157,382	6,314
	Tieto Oyj	170,281	4,584
	Metsa Board Oyj	520,935	3,484
	Valmet Oyj	311,408	3,096
^	Cargotec Oyj Class B	95,792	3,054
	Konecranes Oyj	136,387	3,027
	Caverion Corp.	292,193	2,784
	Sponda Oyj	560,081	2,291
	Citycon Oyj	911,419	2,175
	Kemira Oyj	177,306	2,009
	Uponor Oyj	126,154	1,941
^	Outotec Oyj	421,612	1,657
^	YIT Oyj	292,599	1,559
*	Oriola-KD Oyj	288,462	1,311
	Raisio Oyj	290,791	1,298
*,^ Outokumpu Oyj		474,862	1,167
	Cramo Oyj	58,761	1,130
	Ramirent Oyj	154,426	1,032
^	Sanoma Oyj	196,335	907
*	Finnair Oyj	148,148	794
*,^ Stockmann OYJ Abp Class B		63,166	485
	F-Secure Oyj	144,692	395
			327,937
France (13.9%)
	Sanofi	2,622,021	218,050
	TOTAL SA	4,856,841	215,747
	AXA SA	4,471,410	110,501
	BNP Paribas SA	2,267,143	107,399
	LVMH Moet Hennessy Louis Vuitton SE	581,384	93,514
	Danone SA	1,319,699	90,895
	Airbus Group SE	1,286,209	80,898
	Orange SA	4,430,553	78,668
	Vinci SA	1,082,996	73,370
	Schneider Electric SE	1,283,702	68,493
	Societe Generale SA	1,702,811	64,959
^	Vivendi SA	2,731,164	59,376
	Essilor International SA	462,588	57,390
	L'Oreal SA	319,179	54,556

	Pernod Ricard SA	455,784	53,342
	Engie SA	3,303,252	52,706
	Air Liquide SA	457,092	47,268
	Cie de Saint-Gobain	1,054,528	43,462
	Safran SA	649,883	42,101
	Cie Generale des Etablissements Michelin	435,761	39,756
	L'Oreal SA Loyalty Line	232,325	39,710
	Carrefour SA	1,265,122	36,007
	Air Liquide SA	337,631	34,914
	Legrand SA	618,107	34,046
	Renault SA	400,549	33,988
	Cap Gemini SA	370,350	33,843
^	Kering	173,391	29,220
	Publicis Groupe SA	441,246	26,468
	Veolia Environnement SA	1,084,488	26,146
*	Alcatel-Lucent SA	6,444,770	25,555
	Valeo SA	180,751	23,487
	Dassault Systemes	291,543	22,535
*,^ Sodexo SA		212,753	20,837
	Klepierre	477,661	20,703
	Christian Dior SE	120,700	20,414
	Credit Agricole SA	1,949,496	19,454
	Hermes International	55,637	18,929
	Thales SA	239,757	18,249
	SES SA	691,574	18,083
	Accor SA	469,554	17,833
	Bouygues SA	437,644	17,131
	Atos SE	204,173	16,141
	Ingenico Group SA	127,198	15,015
	Suez Environnement Co.	752,733	13,954
	Iliad SA	54,049	13,553
*,^ Alstom SA		501,840	13,466
*	Peugeot SA	904,014	13,443
	SCOR SE	364,503	12,706
	Eutelsat Communications SA	381,432	12,328
	Groupe Eurotunnel SE	1,070,859	12,306
	Technip SA	258,532	12,046
	Bureau Veritas SA	600,561	11,441
	Gecina SA	87,280	11,220
	Teleperformance	132,872	11,070
	Natixis SA	2,175,006	10,641
	Societe BIC SA	62,720	10,215
	Eiffage SA	147,838	10,153
	Arkema SA	162,336	10,140
	STMicroelectronics NV	1,443,709	9,432
	Zodiac Aerospace	446,927	9,320
	Bollore SA	2,283,036	9,214
	Edenred	469,790	8,839
	Numericable-SFR SAS	214,246	8,507
	Rexel SA	698,657	8,274
2	Euronext NV	162,952	7,899
	Orpea	97,929	7,752
	Aeroports de Paris	66,797	7,567
	Lagardere SCA	263,200	7,480
	Wendel SA	70,746	7,085
	Fonciere Des Regions	83,299	7,078
2	Elior	324,243	6,515

	Eurofins Scientific SE	19,653	6,447
	JCDecaux SA	162,235	6,388
	Electricite de France SA	483,284	6,320
	Rubis SCA	82,280	6,156
	SEB SA	62,590	6,111
^	Casino Guichard Perrachon SA	133,769	6,064
*	UBISOFT Entertainment	215,190	5,911
	ICADE	82,199	5,842
	Eurazeo SA	94,798	5,787
	Technicolor SA	781,933	5,557
	Faurecia	141,308	5,133
	CNP Assurances	383,730	5,131
	Credit Agricole SA Loyalty Line	497,173	4,961
	Imerys SA	79,835	4,941
	Ipsen SA	80,438	4,636
	Plastic Omnium SA	134,180	4,381
	BioMerieux	33,065	4,158
	Remy Cointreau SA	55,279	3,970
	Nexity SA	84,503	3,825
	Altran Technologies SA	272,561	3,442
	Sartorius Stedim Biotech	9,284	3,386
	Sopra Steria Group	29,854	3,236
	Alten SA	53,285	2,999
	Havas SA	375,420	2,991
	Korian SA	88,072	2,980
*	Nexans SA	77,245	2,958
*,^ Air France-KLM		344,651	2,768
	Societe Television Francaise 1	245,608	2,762
	Elis SA	153,929	2,690
	Euler Hermes Group	30,598	2,617
	Metropole Television SA	152,961	2,439
*	DBV Technologies SA	46,541	2,365
*	SPIE SA	132,323	2,340
	Mercialys SA	96,342	1,967
*,2 Europcar Groupe SA		172,510	1,963
	Vicat SA	35,881	1,938
	Neopost SA	80,299	1,922
	Virbac SA	10,244	1,882
	Saft Groupe SA	64,140	1,677
	IPSOS	79,207	1,624
	Gaztransport Et Technigaz SA	43,106	1,612
	Electricite de France SA Loyalty Line	122,442	1,601
	Faiveley Transport SA	15,611	1,557
	Coface SA	186,329	1,528
*,^ Genfit		45,752	1,453
	Trigano SA	22,367	1,412
*,^ CGG SA		1,582,708	1,328
*	Groupe Fnac SA	22,829	1,309
^	Vallourec SA	273,745	1,206
	Tarkett SA	43,125	1,146
	LISI	45,095	1,105
*	Parrot SA	45,837	1,027
	Vilmorin & Cie SA	14,384	1,017
	Boiron SA	12,611	951
*	GameLoft SE	170,972	938
	Guerbet	11,169	916
*,^ Etablissements Maurel et Prom		300,825	898

	Bonduelle SCA	30,655	797
	FFP	12,238	793
^	Rallye SA	50,343	770
^	Bourbon SA	58,967	768
*	Euro Disney SCA	500,156	711
*	Derichebourg SA	186,068	590
^	Assystem	24,260	589
	Albioma SA	39,283	553
*,^ Eramet		20,707	450
	Haulotte Group SA	27,288	409
	Jacquet Metal Service	29,675	402
	Manitou BF SA	22,042	394
	Mersen	27,102	393
	GL Events	21,932	383
*	Esso SA Francaise	5,970	285
^	Solocal Group	40,407	274
	Union Financiere de France BQE SA	6,570	166
*	Stallergenes Greer plc	5,371	160
			2,689,359
Germany (13.4%)
	Bayer AG	1,919,743	216,061
	Siemens AG	1,838,424	176,214
	Allianz SE	1,056,914	171,048
	SAP SE	2,074,918	165,341
	Daimler AG	2,217,543	155,260
	BASF SE	2,143,000	142,839
*	Deutsche Telekom AG	7,349,284	127,973
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	339,976	65,504
	Bayerische Motoren Werke AG	755,315	62,907
	Fresenius SE & Co. KGaA	910,472	60,417
	Linde AG	429,608	58,459
	Deutsche Bank AG	3,204,898	57,435
	Deutsche Post AG	2,207,007	53,491
	Continental AG	250,838	52,638
	Volkswagen AG Preference Shares	426,062	49,616
	adidas AG	464,527	47,834
	E.ON SE	4,363,247	44,710
	Fresenius Medical Care AG & Co. KGaA	496,451	44,090
	Henkel AG & Co. KGaA Preference Shares	402,623	42,780
	Deutsche Boerse AG	433,471	36,989
	Infineon Technologies AG	2,610,629	34,934
	Vonovia SE	1,084,838	33,065
	Merck KGaA	300,739	26,186
	Henkel AG & Co. KGaA	272,182	25,098
	ProSiebenSat.1 Media SE	495,900	24,777
	HeidelbergCement AG	327,045	24,091
	Beiersdorf AG	232,417	21,451
	Deutsche Wohnen AG	780,623	20,581
*	Commerzbank AG	2,419,861	19,665
	Symrise AG	283,009	18,353
	Brenntag AG	359,667	17,648
	GEA Group AG	412,241	17,295
	Porsche Automobil Holding SE Preference Shares	356,484	16,167
	RWE AG	1,126,050	15,773
	ThyssenKrupp AG	988,062	15,267
	Hannover Rueck SE	140,372	14,774
	United Internet AG	275,321	14,249

^	Wirecard AG	267,379	13,522
	TUI AG	713,966	12,125
*	QIAGEN NV	525,820	12,012
	HUGO BOSS AG	149,428	11,901
	LEG Immobilien AG	145,717	11,828
	METRO AG	384,725	10,901
	MTU Aero Engines AG	118,403	10,871
	K&S AG	445,922	9,427
	Evonik Industries AG	302,903	9,351
	Volkswagen AG	68,362	8,974
	OSRAM Licht AG	197,762	8,829
	LANXESS AG	213,075	8,797
	Bayerische Motoren Werke AG Preference Shares	126,565	8,714
*,2 Zalando SE		244,988	8,437
	MAN SE	82,027	8,288
	Telefonica Deutschland Holding AG	1,592,660	7,900
*	Deutsche Lufthansa AG	538,613	7,898
	Freenet AG	250,384	7,786
	KION Group AG	154,243	7,615
	RTL Group SA	90,086	7,297
	Rheinmetall AG	99,601	7,117
	Fuchs Petrolub SE Preference Shares	161,801	6,636
	TUI AG	383,129	6,483
	Kabel Deutschland Holding AG	49,469	6,338
	Fraport AG Frankfurt Airport Services Worldwide	85,806	5,204
	Gerresheimer AG	73,101	5,194
*	Dialog Semiconductor plc	166,773	5,102
	Sartorius AG Preference Shares	19,834	5,102
	Axel Springer SE	96,733	5,037
	STADA Arzneimittel AG	144,920	5,021
*	Nordex SE	143,074	4,637
	Deutsche EuroShop AG	106,757	4,566
^	KUKA AG	59,017	4,537
	Fielmann AG	58,674	4,427
	HOCHTIEF AG	47,521	4,365
	Rational AG	9,526	4,272
	Aurubis AG	104,643	4,266
	Drillisch AG	96,887	3,986
	Aareal Bank AG	139,347	3,813
	Norma Group SE	74,164	3,715
	Software AG	109,065	3,690
	Krones AG	33,820	3,646
	DMG Mori AG	88,019	3,519
^	Bilfinger SE	76,076	3,358
*	GRENKELEASING AG	17,164	3,303
^	TAG Immobilien AG	274,914	3,236
*	Wincor Nixdorf AG	63,748	3,232
	alstria office REIT-AG	249,943	3,121
^	Stroeer SE	52,187	3,071
	Hella KGaA Hueck & Co.	72,420	3,025
	Jungheinrich AG Preference Shares	37,247	2,972
*	MorphoSys AG	60,628	2,884
	FUCHS PETROLUB SE	79,276	2,806
	CTS Eventim AG & Co. KGaA	75,980	2,795
	Suedzucker AG	180,954	2,737
	Leoni AG	76,312	2,665
	Wacker Chemie AG	34,702	2,540

	Talanx AG	87,610	2,531
	RHOEN-KLINIKUM AG	87,022	2,527
*,2 Deutsche Pfandbriefbank AG		237,255	2,453
	Bechtle AG	27,158	2,398
*	PATRIZIA Immobilien AG	88,833	2,271
	Duerr AG	32,222	2,182
	CompuGroup Medical AG	53,287	2,143
	Pfeiffer Vacuum Technology AG	22,966	2,116
	Indus Holding AG	42,696	1,950
	Nemetschek AG	42,162	1,935
	Salzgitter AG	89,391	1,909
^	Kloeckner & Co. SE	215,833	1,871
	ElringKlinger AG	66,484	1,682
	Sixt SE	31,826	1,478
	Sixt SE Preference Shares	39,454	1,468
	KWS Saat SE	5,241	1,459
	Takkt AG	76,184	1,415
*,^ SGL Carbon SE		137,930	1,409
	Puma SE	6,335	1,281
	BRAAS Monier Building Group SA	52,197	1,279
	Jenoptik AG	93,407	1,259
*	Vossloh AG	21,422	1,228
	Bertrandt AG	11,071	1,225
*,^ SMA Solar Technology AG		24,175	1,194
	Draegerwerk AG & Co. KGaA Preference Shares	17,710	1,183
	Carl Zeiss Meditec AG	37,945	1,122
*,^ Heidelberger Druckmaschinen AG		545,792	1,083
^	BayWa AG	32,065	939
	Wacker Neuson SE	58,639	830
	RWE AG Preference Shares	76,079	815
^	Gerry Weber International AG	59,700	798
	DIC Asset AG	79,629	774
*,^ AIXTRON SE		205,525	744
	Deutsche Beteiligungs AG	23,791	709
	Deutz AG	209,153	681
	Hamburger Hafen und Logistik AG	45,549	633
	comdirect bank AG	57,063	627
	Biotest AG Preference Shares	45,949	609
*	Hornbach Baumarkt AG	17,728	493
	Draegerwerk AG & Co. KGaA	7,550	461
*	H&R AG	34,938	336
	Bauer AG	21,791	334
	Biotest AG	13,549	222
*	CropEnergies AG	46,603	210
			2,592,137
Greece (0.2%)
	Alpha Bank AE	3,120,653	6,329
	Hellenic Telecommunications Organization SA	556,506	4,846
	OPAP SA	481,543	3,570
	Eurobank Ergasias SA	4,110,500	3,417
	National Bank of Greece SA	11,664,956	3,224
	Piraeus Bank SA	14,940,385	2,997
*	JUMBO SA	223,798	2,377
	Titan Cement Co. SA	104,994	2,025
	Motor Oil Hellas Corinth Refineries SA	128,589	1,386
	FF Group	79,263	1,245
	Public Power Corp. SA	247,745	943

	Hellenic Exchanges SA	144,162	707
	Grivalia Properties REIC AE	90,027	693
*	Hellenic Petroleum SA	163,098	689
	Mytilineos Holdings SA	173,562	604
	Athens Water Supply & Sewage Co. SA	96,422	488
	Metka SA	52,563	398
*	Ellaktor SA	293,850	379
			36,317
Ireland (0.6%)
	Kerry Group plc Class A	337,279	27,503
*	Bank of Ireland	64,029,920	21,118
	Ryanair Holdings plc ADR	196,928	15,429
	Smurfit Kappa Group plc	546,222	11,851
	Paddy Power plc	77,325	11,550
	Kingspan Group plc	409,725	10,551
	Glanbia plc	406,113	7,710
	C&C Group plc	789,906	3,074
	Green REIT plc	1,529,354	2,483
	Permanent TSB Group Holdings plc	263,610	1,114
	FBD Holdings plc	44,504	311
*,^ Irish Bank Resolution Corp. Ltd.		2,503,596	—
			112,694
Italy (3.8%)
	Eni SPA	5,724,785	83,079
	Intesa Sanpaolo SPA (Registered)	27,945,762	79,623
	Enel SPA	15,945,238	65,466
	Assicurazioni Generali SPA	2,926,867	43,946
	UniCredit SPA	11,364,506	43,933
	Atlantia SPA	1,105,498	28,967
	Snam SPA	5,048,397	28,326
	Luxottica Group SPA	408,401	25,529
*	Telecom Italia SPA (Registered)	22,642,143	25,200
	Terna Rete Elettrica Nazionale SPA	3,322,335	17,804
	Fiat Chrysler Automobiles NV	2,026,298	14,187
	CNH Industrial NV	2,133,758	13,312
	Telecom Italia SPA (Bearer)	14,032,965	12,629
*,^ Ferrari NV		306,677	12,159
	Tenaris SA	1,098,439	11,375
*	Finmeccanica SPA	887,263	10,570
	Mediobanca SPA	1,277,359	10,237
	Prysmian SPA	477,844	9,832
	Unione di Banche Italiane SPA	2,012,715	9,432
	Banca Popolare di Milano Scarl	10,217,641	8,389
*	Banco Popolare SC	839,450	7,819
	EXOR SPA	239,262	7,800
	Enel Green Power SPA	3,608,230	7,072
	Banca Popolare dell'Emilia Romagna SC	1,111,935	6,667
	Recordati SPA	237,488	5,886
	Mediaset SPA	1,746,041	5,861
	Intesa Sanpaolo SPA	2,171,412	5,774
	Davide Campari-Milano SPA	657,813	5,771
	Azimut Holding SPA	244,240	5,143
	UnipolSai SPA	2,413,128	5,128
	Italcementi SPA	450,798	5,054
	Unipol Gruppo Finanziario SPA	1,141,807	4,678
*	Yoox Net-A-Porter Group SPA	134,899	4,642

	Moncler SPA	308,496	4,574
	Hera SPA	1,545,501	4,338
	A2A SPA	3,615,283	4,335
	Banca Monte dei Paschi di Siena SPA	5,609,776	4,072
	Banca Popolare di Sondrio SCARL	1,044,884	4,008
*	Banca Mediolanum SPA	597,650	3,988
	FinecoBank Banca Fineco SPA	493,935	3,839
	Cerved Information Solutions SPA	443,629	3,667
2	Anima Holding SPA	495,499	3,643
	Banca Generali SPA	132,233	3,607
	De' Longhi SPA	132,270	3,164
	Ansaldo STS SPA	279,196	2,984
	DiaSorin SPA	54,422	2,864
^	Brembo SPA	69,736	2,861
*,2 Infrastrutture Wireless Italiane SPA		557,148	2,814
	Buzzi Unicem SPA	168,446	2,553
*	Autogrill SPA	294,981	2,507
^	Salvatore Ferragamo SPA	109,788	2,483
^	Tod's SPA	31,357	2,482
*	Credito Valtellinese SC	2,581,426	2,403
	Societa Cattolica di Assicurazioni SCRL	337,098	2,401
^	Interpump Group SPA	186,448	2,373
	Ei Towers SPA	39,216	2,282
	Parmalat SPA	727,232	1,890
*,^ Saipem SpA Rights Exp. 02/11/2016		581,841	1,828
	Salini Impregilo SPA	447,081	1,741
	Amplifon SPA	203,535	1,706
	ACEA SPA	114,121	1,696
*,^ Saras SPA		800,781	1,681
	Beni Stabili SpA SIIQ	2,482,341	1,677
^	Industria Macchine Automatiche SPA	34,033	1,664
	Societa Iniziative Autostradali e Servizi SPA	164,251	1,558
	Iren SPA	1,024,850	1,514
	Banca IFIS SPA	46,743	1,466
*,2 OVS SPA		237,954	1,452
	MARR SPA	75,393	1,445
	ERG SPA	113,116	1,419
	Danieli & C Officine Meccaniche SPA	93,879	1,353
	Banca Carige SPA	1,587,071	1,249
	Credito Emiliano SPA	178,271	1,193
^	Brunello Cucinelli SPA	64,828	1,085
	Italmobiliare SPA	38,134	1,078
2	RAI Way SPA	221,084	1,031
	ASTM SPA	82,021	894
	Buzzi Unicem SPA	92,843	872
^	Piaggio & C SPA	386,810	813
*	CIR-Compagnie Industriali Riunite SPA	819,166	790
*,^ Safilo Group SPA		71,413	773
*,^ Geox SPA		180,095	698
	Cementir Holding SPA	129,334	694
	Danieli & C Officine Meccaniche SPA	28,979	562
	Immobiliare Grande Distribuzione SIIQ SPA	702,597	555
	Esprinet SPA	65,299	532
^	Astaldi SPA	102,858	518
	Italmobiliare SPA	13,124	496
*,^ RCS MediaGroup SPA		784,790	486
*,^ Fincantieri SPA		1,100,295	418

	Zignago Vetro SPA	66,821	396
*,^ Saipem SPA		581,841	361
*	Gruppo Editoriale L'Espresso SPA	386,076	355
^	Trevi Finanziaria Industriale SPA	188,600	316
	DeA Capital SPA	216,354	306
*	Cofide SPA	734,900	290
	Falck Renewables SPA	259,966	266
*	Arnoldo Mondadori Editore SPA	285,378	260
*	Juventus Football Club SPA	936,139	257
*,^ Sogefi SPA		94,219	176
			747,342
Netherlands (4.7%)
	Unilever NV	3,612,814	158,529
	ING Groep NV	8,965,104	102,134
	ASML Holding NV	754,530	69,253
	Unibail-Rodamco SE	228,661	57,637
	Koninklijke Philips NV	2,148,096	57,204
	Heineken NV	507,811	44,095
	Koninklijke Ahold NV	1,937,178	43,819
	Akzo Nobel NV	576,316	36,969
	RELX NV	2,189,363	36,533
	Koninklijke KPN NV	7,230,643	27,980
	Aegon NV	4,424,424	25,020
	Wolters Kluwer NV	687,238	23,403
	NN Group NV	665,803	22,557
	Koninklijke DSM NV	406,708	19,714
	Heineken Holding NV	227,984	17,447
	Randstad Holding NV	255,212	13,904
*	Altice NV Class A	890,918	12,849
	Gemalto NV	186,798	11,225
*,2 ABN AMRO Group NV		501,987	10,463
	TNT Express NV	1,085,141	9,257
^	ArcelorMittal	2,326,264	8,825
	Boskalis Westminster	183,329	7,222
	Aalberts Industries NV	224,077	7,077
	Koninklijke Vopak NV	154,754	6,731
*	SBM Offshore NV	429,211	5,666
	Wereldhave NV	93,732	5,121
	Eurocommercial Properties NV	106,571	4,658
	ASM International NV	113,064	4,503
*	Altice NV Class B	280,057	4,145
	IMCD Group NV	110,833	3,929
*	PostNL NV	1,026,605	3,736
	TKH Group NV	96,305	3,579
*	OCI NV	191,322	3,462
*	APERAM SA	109,008	3,405
2	GrandVision NV	118,449	3,302
	Corbion NV	140,080	3,114
^	Delta Lloyd NV	518,837	3,069
	USG People NV	154,537	2,884
*	TomTom NV	276,571	2,870
*	Koninklijke BAM Groep NV	507,976	2,729
	Arcadis NV	154,712	2,075
*	Fugro NV	139,730	2,059
	Vastned Retail NV	44,329	1,941
*,2 Refresco Gerber NV		114,736	1,920
	NSI NV	323,800	1,319

	Accell Group	58,926	1,197
	BinckBank NV	147,719	1,178
	Wessanen	123,534	1,049
	Brunel International NV	45,844	769
^	Koninklijke Ten Cate NV	21,357	604
			904,130
Norway (1.0%)
^	Statoil ASA	2,216,551	30,330
	DNB ASA	2,480,313	29,928
	Telenor ASA	1,616,137	26,363
	Yara International ASA	409,549	15,526
	Orkla ASA	1,817,330	14,723
	Norsk Hydro ASA	3,115,497	10,357
	Marine Harvest ASA	733,330	9,995
	Gjensidige Forsikring ASA	395,703	6,296
*	Schibsted ASA Class B	205,864	5,789
	Schibsted ASA Class A	188,783	5,541
*	Storebrand ASA	1,041,142	4,241
*	Subsea 7 SA	618,002	3,701
^	TGS Nopec Geophysical Co. ASA	237,671	3,444
^	Bakkafrost P/F	74,476	2,481
2	XXL ASA	228,904	2,409
	Salmar ASA	119,965	2,365
	Veidekke ASA	168,112	2,106
	Kongsberg Gruppen ASA	120,181	1,917
	Atea ASA	220,385	1,794
*,^ Seadrill Ltd.		819,380	1,767
*,^ Nordic Semiconductor ASA		362,282	1,693
	SpareBank 1 SMN	293,092	1,589
*,^ Det Norske Oljeselskap ASA		259,739	1,587
^	Petroleum Geo-Services ASA	500,895	1,529
	Leroy Seafood Group ASA	32,954	1,264
2	BW LPG Ltd.	164,347	1,262
	SpareBank 1 SR-Bank ASA	297,977	1,233
^	Opera Software ASA	237,718	1,217
2	Entra ASA	145,702	1,147
	Austevoll Seafood ASA	169,478	1,087
2	Aker Solutions ASA	345,029	1,046
^	Hoegh LNG Holdings Ltd.	98,730	1,029
	Aker ASA	57,234	1,019
*,^ DNO ASA		1,412,559	946
*,^ Norwegian Air Shuttle ASA		24,801	754
*	REC Silicon ASA	4,666,953	716
^	Prosafe SE	429,242	699
	Ocean Yield ASA	93,009	645
	Wilh Wilhelmsen ASA	153,272	576
*	Norwegian Property ASA	573,149	571
	Stolt-Nielsen Ltd.	43,089	495
*,^ Akastor ASA		339,876	342
	BW Offshore Ltd.	896,382	221
*	Fred Olsen Energy ASA	54,209	216
			203,956
Portugal (0.3%)
	EDP - Energias de Portugal SA	4,481,899	15,651
	Galp Energia SGPS SA	1,100,295	13,055
	Jeronimo Martins SGPS SA	571,602	7,972

*	Banco Comercial Portugues SA	94,809,048	4,011
	NOS SGPS SA	527,900	3,831
	EDP Renovaveis SA	467,297	3,631
	CTT-Correios de Portugal SA	349,416	3,035
	Sonae SGPS SA	2,098,660	2,353
	Portucel SA	601,908	2,015
	REN - Redes Energeticas Nacionais SGPS SA	325,303	978
*,^ Banco BPI SA		816,893	894
	Altri SGPS SA	166,733	677
	Semapa-Sociedade de Investimento e Gestao	44,269	533
*	Pharol SGPS SA	1,261,109	328
^	Mota-Engil SGPS SA	156,825	247
	Sonaecom SGPS SA	78,110	167
*	Banco Espirito Santo SA	8,371,877	15
			59,393
Spain (4.8%)
	Banco Santander SA	33,439,284	143,302
	Telefonica SA	9,830,763	103,759
	Banco Bilbao Vizcaya Argentaria SA	14,763,720	95,028
	Iberdrola SA	13,092,560	92,032
	Industria de Diseno Textil SA	2,462,679	81,045
	Amadeus IT Holding SA	982,202	40,112
*	Repsol SA	2,455,872	25,464
*	Ferrovial SA	1,105,871	24,233
	Red Electrica Corp. SA	251,931	20,398
*	Banco de Sabadell SA	10,747,147	19,452
	CaixaBank SA	5,946,108	18,066
^	Abertis Infraestructuras SA	1,138,773	16,966
*,2 Aena SA		150,149	16,718
*	Grifols SA	773,338	16,141
	Enagas SA	528,014	15,358
	Endesa SA	739,395	14,314
	Gas Natural SDG SA	715,711	14,060
	Bankinter SA	1,605,474	11,204
	Bankia SA	10,731,316	10,679
*	ACS Actividades de Construccion y Servicios SA	408,320	10,374
	Banco Popular Espanol SA	3,650,231	9,863
	Gamesa Corp. Tecnologica SA	521,237	9,741
*	Grifols SA Preference Shares	597,952	8,818
	Merlin Properties Socimi SA	751,996	8,733
	Distribuidora Internacional de Alimentacion SA	1,392,219	7,505
	Viscofan SA	108,818	6,522
2	Cellnex Telecom SAU	322,704	5,562
^	Bolsas y Mercados Espanoles SHMSF SA	179,087	5,380
	Mapfre SA	2,362,723	5,307
	Acciona SA	60,033	4,612
	Zardoya Otis SA	421,177	4,437
	Mediaset Espana Comunicacion SA	442,184	4,300
	Ebro Foods SA	201,725	3,954
*	Inmobiliaria Colonial SA	4,860,455	3,256
	Grupo Catalana Occidente SA	104,389	3,204
*,^ Acerinox SA		322,876	2,912
	Almirall SA	141,928	2,740
*,^ Indra Sistemas SA		267,367	2,643
*,2 Euskaltel SA		222,076	2,584
^	Tecnicas Reunidas SA	71,481	2,382
*,^ Fomento de Construcciones y Contratas SA		315,020	2,376

^	Melia Hotels International SA	201,858	2,204
	Prosegur Cia de Seguridad SA	488,702	2,192
*	NH Hotel Group SA	484,570	2,013
*	Hispania Activos Inmobiliarios SA	156,734	1,949
	Applus Services SA	233,063	1,903
^	Obrascon Huarte Lain SA	347,316	1,858
	Cia de Distribucion Integral Logista Holdings SA	86,590	1,805
	Faes Farma SA	568,430	1,666
	Corp Financiera Alba SA	40,683	1,609
	CIE Automotive SA	96,235	1,403
	Atresmedia Corp. de Medios de Comunicacion SA	126,085	1,197
^	Construcciones y Auxiliar de Ferrocarriles SA	4,399	1,168
^	Sacyr SA	683,876	1,154
	Ence Energia y Celulosa SA	310,191	989
*,^ Pharma Mar SA		361,220	917
*	Liberbank SA	643,596	891
	Papeles y Cartones de Europa SA	111,937	592
^	Promotora de Informaciones SA	111,929	581
^	Abengoa SA Class B	1,905,178	384
*	Deoleo SA	858,086	218
^	Duro Felguera SA	153,830	200
^	Tubacex SA	92,332	167
			922,596
Sweden (4.8%)
	Nordea Bank AB	7,381,291	74,327
	Hennes & Mauritz AB Class B	2,206,031	72,241
	Telefonaktiebolaget LM Ericsson Class B	6,922,892	61,493
	Swedbank AB Class A	2,423,848	50,835
*	Assa Abloy AB Class B	2,178,948	46,183
*	Svenska Handelsbanken AB Class A	3,342,361	42,055
	Svenska Cellulosa AB SCA Class B	1,345,794	39,886
	Investor AB Class B	1,049,164	35,144
	Volvo AB Class B	3,579,485	32,512
	Skandinaviska Enskilda Banken AB Class A	3,370,457	32,486
	Atlas Copco AB Class A	1,439,782	30,821
	TeliaSonera AB	6,048,338	28,566
	Sandvik AB	2,511,322	21,016
	Hexagon AB Class B	596,494	19,891
	Atlas Copco AB Class B	908,409	18,553
	Skanska AB Class B	838,190	16,172
	Swedish Match AB	446,234	15,874
	SKF AB	967,887	14,762
	Alfa Laval AB	727,869	12,549
	Investment AB Kinnevik	476,802	12,300
	Electrolux AB Class B	517,597	11,274
	Securitas AB Class B	712,921	10,509
	Trelleborg AB Class B	564,637	9,746
	Getinge AB	424,534	9,351
	Boliden AB	636,708	8,858
	Industrivarden AB Class A	449,898	7,784
*	Lundin Petroleum AB	496,462	7,138
	Meda AB Class A	638,066	6,867
*,^ Fingerprint Cards AB Class B		119,537	6,469
	NCC AB Class B	190,472	6,466
^	ICA Gruppen AB	177,394	6,274
^	Elekta AB Class B	823,687	6,143
	Industrivarden AB	381,559	6,043

	Tele2 AB	720,010	5,987
	Castellum AB	381,779	5,692
	BillerudKorsnas AB	355,904	5,671
	Husqvarna AB	872,816	5,544
*	Hexpol AB	575,189	5,104
*	Fastighets AB Balder	214,505	4,793
	Fabege AB	308,032	4,776
*	Swedish Orphan Biovitrum AB	370,433	4,689
*	Betsson AB	283,508	4,532
*	Axfood AB	244,222	4,273
	Loomis AB Class B	140,493	4,184
	AAK AB	59,798	3,893
	Nibe Industrier AB Class B	133,376	3,854
	Indutrade AB	71,697	3,817
*	NetEnt AB	71,873	3,595
	Hufvudstaden AB Class A	258,056	3,556
	Modern Times Group MTG AB Class B	125,098	3,318
*	Wallenstam AB	460,151	3,278
	Holmen AB	114,242	3,274
	JM AB	113,254	3,119
	L E Lundbergforetagen AB Class B	60,377	3,091
	Wihlborgs Fastigheter AB	153,877	2,956
	Saab AB Class B	97,206	2,934
	Kungsleden AB	423,715	2,834
	Peab AB	371,719	2,823
	Intrum Justitia AB	84,997	2,817
	Com Hem Holding AB	313,211	2,647
	Ratos AB	452,881	2,428
	Avanza Bank Holding AB	63,446	2,393
*	Lifco AB Class B	106,552	2,370
*,^ Sweco AB Class B		154,844	2,277
	AF AB	124,817	1,968
*	Pandox AB	121,876	1,899
2	Thule Group AB	154,776	1,847
	Nobia AB	163,445	1,826
	Hemfosa Fastigheter AB	183,677	1,815
	Atrium Ljungberg AB	99,370	1,437
	Melker Schorling AB	24,865	1,375
*,^ SSAB AB Class A		520,035	1,254
*	Svenska Handelsbanken AB Class B	81,375	1,063
	Klovern AB Preference Shares	33,224	1,056
	SAS AB Preference Shares	16,256	1,013
	Lindab International AB	138,978	1,004
	Concentric AB	97,951	995
	Bure Equity AB	125,314	935
*,^ SAS AB		320,196	921
*,^ SSAB AB Class B		423,872	890
	Axis Communications AB	22,259	887
	Clas Ohlson AB	53,244	883
	Haldex AB	101,810	880
	Klovern AB	875,917	874
*	Collector AB	56,347	825
	Investment AB Oresund	32,714	790
	Rezidor Hotel Group AB	225,969	773
	Mekonomen AB	35,017	715
	Nordnet AB	170,717	681
	SkiStar AB	44,852	607

	Fastighets AB Balder Preference Shares	14,398	510
	Sagax AB Preference Shares	135,275	485
	Hemfosa Fastigheter AB Preference Shares	21,058	360
	NCC AB Class A	10,411	352
	Ratos AB Preference Shares	1,612	352
			928,379
Switzerland (13.6%)
	Nestle SA	7,270,469	535,633
	Roche Holding AG	1,663,827	430,972
	Novartis AG	4,949,910	383,487
	UBS Group AG	8,153,930	134,745
	ABB Ltd.	4,634,677	80,087
	Syngenta AG	213,151	78,485
	Credit Suisse Group AG	4,372,533	77,461
	Cie Financiere Richemont SA	1,186,370	77,109
	Zurich Insurance Group AG	345,983	76,692
	Swiss Re AG	795,155	74,018
	Givaudan SA	21,413	40,100
	Geberit AG	87,549	31,033
	Actelion Ltd.	229,185	30,202
	Swisscom AG	53,062	26,394
^	Swatch Group AG (Bearer)	70,617	24,152
	SGS SA	11,890	23,108
	Adecco SA	375,972	23,081
	LafargeHolcim Ltd.	525,095	22,101
	Julius Baer Group Ltd.	507,877	21,558
	Swiss Life Holding AG	74,692	19,039
	Lonza Group AG	120,924	18,525
*	LafargeHolcim Ltd.	415,132	17,605
	Sika AG	4,891	17,503
	Partners Group Holding AG	46,129	16,637
	Chocoladefabriken Lindt & Spruengli AG	237	16,369
	Galenica AG	11,351	15,859
	Schindler Holding AG	102,978	15,781
	Kuehne & Nagel International AG	117,324	15,528
	Sonova Holding AG	120,854	14,517
	Baloise Holding AG	108,775	13,334
	Chocoladefabriken Lindt & Spruengli AG	2,223	13,026
*	Dufry AG	111,497	12,090
	Swiss Prime Site AG	147,555	11,809
	Clariant AG	627,572	10,248
	Aryzta AG	194,883	8,916
^	Transocean Ltd.	812,596	8,522
	Roche Holding AG (Bearer)	32,466	8,353
	PSP Swiss Property AG	92,638	7,894
	Schindler Holding AG (Registered)	48,708	7,527
	Swatch Group AG (Registered)	111,835	7,422
	Helvetia Holding AG	14,025	7,309
	EMS-Chemie Holding AG	16,878	7,084
	Georg Fischer AG	9,544	6,307
	BB Biotech AG	25,915	6,022
	Straumann Holding AG	18,254	5,542
	Logitech International SA	336,646	5,342
	Flughafen Zuerich AG	7,150	5,272
	Barry Callebaut AG	4,471	5,118
	GAM Holding AG	365,402	5,105
*,2 Sunrise Communications Group AG		78,578	4,630

	dorma&kaba Holding AG	7,112	4,393
	Temenos Group AG	87,094	4,233
	Valiant Holding AG	36,765	4,012
	Banque Cantonale Vaudoise	6,603	3,986
	Cembra Money Bank AG	65,381	3,934
	Pargesa Holding SA	66,260	3,862
	Tecan Group AG	26,672	3,852
	DKSH Holding AG	62,110	3,824
	ams AG	132,695	3,664
	OC Oerlikon Corp. AG	402,213	3,590
	Panalpina Welttransport Holding AG	32,070	3,113
	Bucher Industries AG	14,936	3,062
	Mobimo Holding AG	14,339	3,027
	Forbo Holding AG	2,826	2,999
	Allreal Holding AG	22,256	2,935
	Leonteq AG	21,915	2,727
^	Sulzer AG	29,745	2,713
	U-Blox AG	13,429	2,709
	SFS Group AG	37,527	2,438
	Belimo Holding AG	1,067	2,420
	Autoneum Holding AG	10,757	2,347
	Emmi AG	4,990	2,302
	Burckhardt Compression Holding AG	7,363	2,299
	Gategroup Holding AG	60,695	2,244
	Kuoni Reisen Holding AG	6,471	2,014
	Rieter Holding AG	10,772	1,997
	St. Galler Kantonalbank AG	5,187	1,839
	Schweiter Technologies AG	2,167	1,781
	VZ Holding AG	6,269	1,678
	Implenia AG	33,515	1,644
*	Cosmo Pharmaceuticals SA	11,164	1,639
	Daetwyler Holding AG	11,557	1,475
	Huber & Suhner AG	34,037	1,439
	EFG International AG	155,490	1,356
	Valora Holding AG	6,444	1,327
	Ascom Holding AG	81,111	1,295
	Conzzeta AG	2,131	1,285
	Vontobel Holding AG	29,816	1,256
*,^ Meyer Burger Technology AG		214,184	1,235
	Kudelski SA	81,413	1,118
	Ypsomed Holding AG	7,325	1,021
	Siegfried Holding AG	5,502	1,014
*	Bell AG	288	1,011
*	AFG Arbonia-Forster Holding AG	100,793	975
*	APG SGA SA	2,396	932
	BKW AG	23,546	860
*	Zehnder Group AG	22,656	798
*	Basilea Pharmaceutica AG	10,193	752
	Vetropack Holding AG	512	710
^	Alpiq Holding AG	6,440	662
	Swissquote Group Holding SA	22,501	578
*	Schmolz & Bickenbach AG	1,163,129	558
*	Plazza AG	2,121	411
	Bachem Holding AG	6,214	316
*	Orascom Development Holding AG	23,200	203
			2,636,517

United Kingdom (31.4%)
HSBC Holdings plc	45,303,332	319,505
British American Tobacco plc	4,326,706	241,100
GlaxoSmithKline plc	11,286,629	232,511
BP plc	42,331,936	228,603
Vodafone Group plc	61,672,551	198,238
AstraZeneca plc	2,928,828	188,590
Royal Dutch Shell plc Class A	7,330,468	160,139
Diageo plc	5,847,035	157,412
Lloyds Banking Group plc	148,618,684	139,235
BT Group plc	19,428,739	135,217
SABMiller plc	2,194,701	131,426
Reckitt Benckiser Group plc	1,475,811	131,261
National Grid plc	8,756,579	123,370
Unilever plc	2,799,995	123,102
Royal Dutch Shell plc Class B	5,635,954	122,796
Imperial Tobacco Group plc	2,236,532	121,099
BG Group plc	7,900,671	119,560
Prudential plc	5,923,598	116,377
Barclays plc	38,877,102	104,031
Shire plc	1,364,577	76,542
Rio Tinto plc	2,856,016	70,035
Compass Group plc	3,824,422	65,818
WPP plc	3,010,507	65,471
Aviva plc	9,398,526	64,820
BAE Systems plc	7,338,612	54,276
Legal & General Group plc	13,785,754	48,117
BHP Billiton plc	4,902,175	47,601
SSE plc	2,292,023	47,558
* Tesco plc	18,843,200	46,884
ARM Holdings plc	3,276,262	46,737
RELX NV	2,595,978	45,675
Standard Chartered plc	6,231,646	42,039
Royal Dutch Shell plc Class A	1,820,970	39,818
Experian plc	2,257,963	38,519
Sky plc	2,432,057	37,631
Associated British Foods plc	808,336	36,467
Glencore plc	27,143,830	34,997
Smith & Nephew plc	2,087,445	34,772
Centrica plc	11,714,885	34,373
Next plc	342,762	33,974
Rolls-Royce Holdings plc	4,263,349	33,913
ITV plc	8,715,110	33,317
CRH plc	1,135,535	30,120
Wolseley plc	605,954	30,060
Land Securities Group plc	1,831,415	28,723
Old Mutual plc	11,377,470	27,757
* Royal Bank of Scotland Group plc	7,543,876	27,311
Capita plc	1,541,563	25,949
London Stock Exchange Group plc	726,371	25,720
Kingfisher plc	5,429,458	25,408
British Land Co. plc	2,384,424	25,259
Whitbread plc	424,765	24,344
Standard Life plc	4,553,444	23,791
Marks & Spencer Group plc	3,830,304	23,257
Sage Group plc	2,507,319	22,351
United Utilities Group plc	1,587,204	21,716

Pearson plc	1,892,922	21,370
Carnival plc	424,827	21,192
Persimmon plc	712,045	20,777
Taylor Wimpey plc	7,517,123	20,727
Bunzl plc	772,928	20,678
CRH plc	755,754	20,145
Barratt Developments plc	2,318,216	19,885
International Consolidated Airlines Group SA (London Shares)	2,369,508	18,323
InterContinental Hotels Group plc	550,334	18,085
Burberry Group plc	1,031,396	17,675
Severn Trent plc	554,239	17,393
Direct Line Insurance Group plc	3,200,996	17,194
St. James's Place plc	1,205,835	16,510
Inmarsat plc	1,042,782	16,418
GKN plc	3,989,370	15,962
Johnson Matthey plc	450,555	15,938
DCC plc	205,350	15,854
Dixons Carphone plc	2,316,075	15,708
Randgold Resources Ltd.	216,138	15,339
Hammerson plc	1,825,733	15,252
Intertek Group plc	374,203	15,167
Ashtead Group plc	1,171,778	15,116
Travis Perkins plc	574,362	15,028
Berkeley Group Holdings plc	293,057	14,816
Provident Financial plc	340,290	14,314
3i Group plc	2,243,282	14,223
RSA Insurance Group plc	2,364,303	14,116
Rexam plc	1,630,193	13,978
Mondi plc	854,887	13,937
Royal Mail plc	2,118,311	13,927
Informa plc	1,510,723	13,739
Croda International plc	313,830	12,817
Wm Morrison Supermarkets plc	5,038,492	12,603
Smiths Group plc	912,575	12,346
Rightmove plc	213,656	12,191
Anglo American plc London Shares	3,041,950	12,134
Pennon Group plc	956,721	12,127
Betfair Group plc	190,394	11,921
G4S plc	3,611,653	11,725
Admiral Group plc	461,335	11,722
J Sainsbury plc	3,287,486	11,543
DS Smith plc	2,186,907	11,442
William Hill plc	2,053,486	11,432
Bellway plc	284,441	11,295
easyJet plc	504,956	11,193
Amlin plc	1,164,359	11,113
Segro plc	1,726,646	10,836
Derwent London plc	231,840	10,753
Inchcape plc	1,029,360	10,584
Halma plc	876,248	10,485
Howden Joinery Group plc	1,445,345	10,353
Schroders plc	263,067	10,278
Hargreaves Lansdown plc	507,927	9,902
2 Merlin Entertainments plc	1,652,073	9,794
Henderson Group plc	2,456,050	9,772
Tate & Lyle plc	1,084,766	9,720
Cobham plc	2,650,906	9,624

Rentokil Initial plc	4,213,212	9,433
Meggitt plc	1,812,068	9,425
Coca-Cola HBC AG	459,955	9,419
Hiscox Ltd.	661,285	9,392
Intu Properties plc	2,182,380	9,339
2 Auto Trader Group plc	1,653,160	9,280
Booker Group plc	3,823,422	9,099
Greene King plc	718,755	9,054
Hikma Pharmaceuticals plc	313,384	9,045
Capital & Counties Properties plc	1,691,444	8,951
IG Group Holdings plc	845,629	8,871
Great Portland Estates plc	800,603	8,781
ICAP plc	1,248,176	8,635
Man Group plc	3,566,400	8,341
Aberdeen Asset Management plc	2,301,104	8,111
John Wood Group plc	851,250	7,868
Shaftesbury plc	646,777	7,764
Babcock International Group plc	584,401	7,658
UBM plc	1,021,607	7,642
Investec plc	1,184,457	7,536
RPC Group plc	699,099	7,510
* BTG plc	888,574	7,447
Spirax-Sarco Engineering plc	169,761	7,410
Micro Focus International plc	372,983	7,388
IMI plc	635,365	7,337
Petrofac Ltd.	602,626	6,868
WH Smith plc	258,808	6,829
Aggreko plc	558,580	6,818
Beazley plc	1,206,297	6,486
Phoenix Group Holdings	522,901	6,483
Close Brothers Group plc	346,968	6,393
Essentra plc	606,428	6,373
Cable & Wireless Communications plc	6,463,866	6,372
Intermediate Capital Group plc	758,293	6,321
Spectris plc	275,932	6,251
Berendsen plc	399,929	6,236
Regus plc	1,449,709	6,128
Weir Group plc	494,708	6,125
Britvic plc	584,411	6,034
Daily Mail & General Trust plc	616,784	5,973
Hays plc	3,277,311	5,951
AA plc	1,410,595	5,946
Jupiter Fund Management plc	969,498	5,770
* Balfour Beatty plc	1,602,148	5,745
* Just Eat plc	1,068,311	5,722
BBA Aviation plc	2,415,963	5,628
Moneysupermarket.com Group plc	1,138,479	5,509
* Thomas Cook Group plc	3,575,503	5,470
Amec Foster Wheeler plc	909,639	5,386
Playtech plc	488,159	5,365
Greencore Group plc	945,718	5,253
* Tullow Oil plc	2,104,233	5,215
Grafton Group plc	498,133	5,007
Saga plc	1,753,346	4,927
Rotork plc	2,009,003	4,919
WS Atkins plc	233,887	4,831
^ Polymetal International plc	580,048	4,784

	UNITE Group plc	516,438	4,749
	Crest Nicholson Holdings plc	567,785	4,643
	QinetiQ Group plc	1,391,044	4,614
	Antofagasta plc	826,197	4,509
	SSP Group plc	1,094,716	4,470
	Domino's Pizza Group plc	316,806	4,457
	Ultra Electronics Holdings plc	161,889	4,405
	Kennedy Wilson Europe Real Estate plc	273,948	4,369
	Ladbrokes plc	2,365,681	4,310
	UDG Healthcare plc	569,166	4,255
	National Express Group plc	981,568	4,250
	Bovis Homes Group plc	313,395	4,200
	Victrex plc	187,187	4,155
	Michael Page International plc	712,162	4,135
	Lancashire Holdings Ltd.	461,176	4,123
	Fresnillo plc	394,538	4,084
	Kier Group plc	212,654	4,055
	Galliford Try plc	189,791	4,034
	Stagecoach Group plc	991,758	3,940
^	Carillion plc	1,001,735	3,937
	Dignity plc	114,481	3,844
^	TalkTalk Telecom Group plc	1,222,791	3,833
	Home Retail Group plc	1,910,592	3,736
*	Firstgroup plc	2,802,808	3,733
	Big Yellow Group plc	331,410	3,650
*,^ Ocado Group plc		939,850	3,555
	Restaurant Group plc	464,116	3,536
	Greggs plc	236,116	3,519
	Go-Ahead Group plc	99,217	3,484
	Bodycote plc	444,995	3,480
*	Sports Direct International plc	585,239	3,480
	HomeServe plc	591,638	3,425
	Drax Group plc	944,836	3,410
	Mitie Group plc	842,446	3,404
	Jardine Lloyd Thompson Group plc	284,651	3,394
	Elementis plc	1,067,053	3,277
	Cineworld Group plc	453,816	3,275
	Indivior plc	1,501,747	3,251
	Redrow plc	507,976	3,228
	Savills plc	298,385	3,220
	Debenhams plc	2,853,192	3,204
	Grainger plc	956,424	3,159
	Laird plc	620,518	3,156
	LondonMetric Property plc	1,359,567	3,145
	Paragon Group of Cos. plc	693,572	3,126
	Pets at Home Group plc	849,603	3,122
*	Serco Group plc	2,557,194	3,122
	Workspace Group plc	269,934	3,114
	Electrocomponents plc	1,021,470	3,064
	Senior plc	971,673	3,040
2	Spire Healthcare Group plc	653,605	3,024
	Marston's plc	1,333,192	3,006
	Dairy Crest Group plc	320,628	2,991
	Al Noor Hospitals Group plc	179,554	2,977
	Tritax Big Box REIT plc	1,576,569	2,920
	Dechra Pharmaceuticals plc	204,096	2,915
	Genus plc	140,916	2,892

	Bwin Party Digital Entertainment plc	1,636,996	2,884
^	Ashmore Group plc	907,719	2,855
	AVEVA Group plc	148,878	2,845
*	Cairn Energy plc	1,341,764	2,743
	Vesuvius plc	633,579	2,740
	Card Factory plc	539,308	2,684
	Dunelm Group plc	211,795	2,652
	Synthomer plc	626,914	2,635
	Tullett Prebon plc	544,159	2,620
	Ted Baker plc	60,947	2,611
*	SVG Capital plc	371,200	2,602
*,2 Wizz Air Holdings plc		94,665	2,563
^	Hansteen Holdings plc	1,596,033	2,531
	Diploma plc	263,617	2,525
	Halfords Group plc	464,151	2,523
	SIG plc	1,306,589	2,508
2	John Laing Group plc	851,794	2,495
	Brewin Dolphin Holdings plc	623,507	2,492
	Centamin plc	2,514,652	2,439
	Virgin Money Holdings UK plc	534,538	2,406
	Fidessa Group plc	88,773	2,385
	F&C Commercial Property Trust Ltd.	1,209,435	2,285
	St. Modwen Properties plc	410,417	2,273
	Mitchells & Butlers plc	545,667	2,265
*	Vectura Group plc	941,313	2,261
	Interserve plc	335,061	2,241
	Renishaw plc	84,742	2,208
*	Ophir Energy plc	1,592,465	2,047
	Entertainment One Ltd.	953,498	2,043
	NMC Health plc	147,037	2,030
	Morgan Advanced Materials plc	662,960	2,017
	esure Group plc	562,657	2,016
	Telecom Plus plc	139,292	2,003
	KCOM Group plc	1,193,857	1,983
	Keller Group plc	165,416	1,935
	BGEO Group plc	76,049	1,925
	J D Wetherspoon plc	197,288	1,905
2	Sophos Group plc	543,220	1,878
	Computacenter plc	158,472	1,869
	Countrywide plc	357,879	1,795
	International Personal Finance plc	507,157	1,749
	UK Commercial Property Trust Ltd.	1,422,140	1,686
2	Zoopla Property Group plc	545,307	1,670
	Devro plc	387,979	1,657
	N Brown Group plc	356,514	1,585
	SuperGroup plc	74,782	1,569
	Redefine International PLC	2,300,272	1,559
*	Enterprise Inns plc	1,182,801	1,558
	Spirent Communications plc	1,427,801	1,512
	De La Rue plc	234,627	1,492
	Northgate plc	308,675	1,474
	Foxtons Group plc	604,347	1,457
*	Melrose Industries plc	337,854	1,440
	Petra Diamonds Ltd.	1,116,614	1,414
	Hunting plc	319,934	1,410
	Chesnara plc	293,415	1,369
	RPS Group plc	517,180	1,352

	Just Retirement Group plc			625,286	1,321
*	Aldermore Group plc			418,526	1,296
	Helical Bar plc			224,274	1,290
	Oxford Instruments plc			122,919	1,287
	Picton Property Income Ltd.			1,271,924	1,276
	Premier Farnell plc			857,653	1,233
	Xaar plc			178,619	1,223
	Shanks Group plc			926,532	1,177
	Soco International plc			511,450	1,175
*,2 Shawbrook Group plc				272,771	1,155
	ITE Group plc			574,292	1,153
*,^ Imagination Technologies Group plc				571,195	1,084
	Chemring Group plc			449,871	1,078
*	Allied Minds plc			264,229	1,069
	Acacia Mining plc			353,698	1,045
*	Mothercare plc			341,574	1,021
*,^ Evraz plc				1,134,208	1,013
*,^ KAZ Minerals plc				607,323	1,002
	Schroder REIT Ltd.			1,207,079	996
	Stobart Group Ltd.			662,774	970
	OneSavings Bank plc			221,028	965
	Cape plc			281,139	906
*,^ AO World plc				411,672	894
	U & I Group plc			289,847	872
	Vedanta Resources plc			245,519	861
*	Premier Foods plc			1,610,510	857
	Poundland Group plc			419,236	851
	Daejan Holdings plc			9,557	836
	888 Holdings plc			329,153	823
*	Lamprell plc			602,690	721
	Speedy Hire plc			1,186,646	702
	Fenner plc			451,614	685
	Xchanging plc			230,595	623
	Partnership Assurance Group plc			335,243	586
*	Genel Energy plc			356,260	535
	Lonmin plc			637,271	504
	Gem Diamonds Ltd.			253,778	427
*	EnQuest plc			1,675,241	373
*	Hochschild Mining plc			540,570	364
*	Premier Oil plc			1,189,227	322
	Ferrexpo plc			323,946	80
*	Tritax Big Box REIT plc Rights Exp. 02/11/2016			143,324	12
					6,104,775
Total Common Stocks (Cost $25,397,886)					19,404,923
		Coupon
Temporary Cash Investments (1.7%)[1]
Money Market Fund (1.5%)
[3,4] Vanguard Market Liquidity Fund		0.441%		294,196,924	294,197

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
[5,6,7]Fannie Mae Discount Notes		0.210%	2/10/16	15,000	14,999
8	Federal Home Loan Bank Discount Notes	0.200%	2/5/16	10,000	10,000
8	Federal Home Loan Bank Discount Notes	0.200%	2/19/16	5,000	4,999

7 United States Treasury Bill	0.388%	5/26/16	6,000	5,993
				35,991
Total Temporary Cash Investments (Cost $330,188)				330,188
Total Investments (101.7%) (Cost $25,728,074)				19,735,111
Other Assets and Liabilities-Net (-1.7%)[4]				(323,096)
Net Assets (100%)				19,412,015

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $277,894,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.3% and 1.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate value of these securities was $120,956,000, representing 0.6% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $294,197,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $5,600,000 have been segregated as initial margin for open futures contracts.
7 Securities with a value of $4,306,000 have been segregated as collateral for open forward currency contracts.
8 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

European Stock Index Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,429	19,389,494	—
Temporary Cash Investments	294,197	35,991	—
Futures Contracts—Assets[1]	1,328	—	—
Forward Currency Contracts—Assets	—	1,741	—
Forward Currency Contracts—Liabilities	—	(5,260)	—
Total	301,954	19,421,966	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts

European Stock Index Fund

contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	March 2016	1,204	39,449	(2,389)
FTSE 100 Index	March 2016	326	27,778	360
				(2,029)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	3/23/16	EUR	78,536	USD	86,866	(1,669)
Bank of America, N.A.	3/23/16	GBP	38,880	USD	58,905	(3,498)
Barclays Bank PLC	3/23/16	EUR	8,209	USD	8,937	(32)
Goldman Sachs Bank USA	3/23/16	GBP	3,653	USD	5,267	(61)
Citibank, N.A	3/23/16	USD	32,928	EUR	30,213	153
Goldman Sachs Bank USA	3/23/16	USD	21,716	GBP	14,561	966
UBS AG	3/23/16	USD	20,652	EUR	19,022	17
BNP Paribas	3/23/16	USD	13,791	GBP	9,253	605
						(3,519)

European Stock Index Fund

EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

At January 31, 2016, the counterparty had deposited in segregated accounts securities with a value of $590,000 in connection with amounts due to the fund for open forward currency contracts.

E. At January 31, 2016, the cost of investment securities for tax purposes was $25,737,698,000. Net unrealized depreciation of investment securities for tax purposes was $6,002,587,000, consisting of unrealized gains of $690,463,000 on securities that had risen in value since their purchase and $6,693,050,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Stock Index Fund

Schedule of Investments
As of January 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Brazil (6.4%)
	Ambev SA	48,428,555	226,636
	Itau Unibanco Holding SA Preference Shares	25,255,624	158,648
	BRF SA	12,385,464	149,505
	Itau Unibanco Holding SA ADR	19,475,908	122,503
	Ambev SA ADR	25,715,197	120,090
	Cielo SA	13,834,572	117,691
	Banco Bradesco SA Preference Shares	23,856,409	108,994
	Itausa - Investimentos Itau SA Preference Shares	55,253,257	95,634
	Ultrapar Participacoes SA	6,164,397	91,808
*	Petroleo Brasileiro SA	48,210,897	84,227
^	Banco Bradesco SA ADR	16,120,699	73,672
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	27,519,049	71,043
*	Petroleo Brasileiro SA Preference Shares	47,865,186	58,377
	BB Seguridade Participacoes SA	9,418,978	54,670
	Kroton Educacional SA	24,090,580	51,387
	Embraer SA	7,046,682	50,862
	Telefonica Brasil SA Preference Shares	5,718,356	49,813
	Banco do Brasil SA	13,408,985	46,751
	Banco Bradesco SA	9,459,138	46,604
	Klabin SA	8,763,651	46,068
	Lojas Renner SA	10,197,360	45,328
	CCR SA	13,806,676	44,290
	Raia Drogasil SA	4,006,676	41,627
	Fibria Celulose SA	3,579,840	39,446
	Lojas Americanas SA Preference Shares	8,050,198	37,619
	CETIP SA - Mercados Organizados	3,608,619	34,617
*	Hypermarcas SA	6,080,948	34,102
	WEG SA	8,712,200	33,711
	Vale SA Preference Shares	17,164,586	31,247
	Vale SA	12,445,212	30,443
	JBS SA	11,183,806	30,298
	Embraer SA ADR	1,033,107	29,733
	Tractebel Energia SA	3,445,938	29,248
	Equatorial Energia SA	3,035,413	27,503
*,^ Petroleo Brasileiro SA ADR		6,594,324	22,882
^	Vale SA Class B ADR	9,322,019	22,839
	Vale SA Class B ADR Preference Shares	12,227,660	22,621
	BR Malls Participacoes SA	7,039,899	20,991
	Itau Unibanco Holding SA	3,691,450	20,951
*	Petroleo Brasileiro SA ADR Preference Shares	8,358,578	20,311
	Suzano Papel e Celulose SA Preference Shares Class A	4,709,500	18,785
*	CPFL Energia SA	4,539,386	18,449
	TOTVS SA	2,226,729	18,066
	Sul America SA	3,960,947	17,931
	BRF SA ADR	1,456,120	17,663
	BTG Pactual Group	4,015,764	16,937
	Natura Cosmeticos SA	2,716,667	15,243
	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,765,431	14,684
	Cia de Saneamento Basico do Estado de Sao Paulo	2,684,786	14,363

Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,499,116	14,362
Multiplan Empreendimentos Imobiliarios SA	1,258,939	13,075
Cia Energetica de Minas Gerais Preference Shares	8,572,689	12,699
Localiza Rent a Car SA	2,299,293	12,628
Estacio Participacoes SA	4,172,800	12,244
Qualicorp SA	3,571,900	12,078
EDP - Energias do Brasil SA	3,910,421	11,883
Tim Participacoes SA	7,426,442	11,878
Cosan SA Industria e Comercio	1,808,701	11,408
M Dias Branco SA	724,717	10,530
Porto Seguro SA	1,596,348	10,459
Cia Energetica de Sao Paulo Preference Shares	2,998,286	9,922
Tim Participacoes SA ADR	1,091,088	8,630
Lojas Americanas SA	2,970,741	8,550
Braskem SA Preference Shares	1,397,378	8,415
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,551,798	8,151
Gerdau SA Preference Shares	8,777,162	7,939
* AES Tiete Energia SA	2,342,740	7,690
^ Cia Brasileira de Distribuicao ADR	789,860	7,543
* Centrais Eletricas Brasileiras SA	4,888,052	7,138
^ Cia Paranaense de Energia ADR	1,289,006	7,077
Centrais Eletricas Brasileiras SA Preference Shares	2,741,951	6,909
Transmissora Alianca de Energia Eletrica SA	1,536,686	6,692
Multiplus SA	831,335	6,591
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	561,517	6,415
Duratex SA	4,638,716	6,159
Braskem SA ADR	497,137	5,961
* B2W Cia Digital	1,710,500	5,689
Cia Energetica de Minas Gerais ADR	3,382,239	5,006
Smiles SA	641,664	4,578
Cia Siderurgica Nacional SA	5,027,948	4,493
^ Cia Siderurgica Nacional SA ADR	5,755,866	4,432
Gerdau SA ADR	4,642,753	4,225
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
Identificacao SA	418,181	4,175
Telefonica Brasil SA ADR	472,639	4,121
Bradespar SA Preference Shares	4,065,463	3,404
EcoRodovias Infraestrutura e Logistica SA	3,267,899	3,269
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	275,419	2,787
Alupar Investimento SA	841,609	2,606
* Oi SA Preference Shares	5,405,362	2,237
Arteris SA	888,291	2,120
Even Construtora e Incorporadora SA	2,000,000	2,068
Iguatemi Empresa de Shopping Centers SA	400,719	2,024
Odontoprev SA	744,945	1,882
BR Properties SA	920,639	1,881
Linx SA	143,100	1,794
Usinas Siderurgicas de Minas Gerais SA	2,175,644	1,740
Guararapes Confeccoes SA	162,220	1,638
Mahle-Metal Leve SA	256,873	1,558
Sao Martinho SA	127,700	1,529
Centrais Eletricas Brasileiras SA ADR	593,662	1,496
Via Varejo SA	2,000,400	1,462
Cia Paranaense de Energia Preference Shares	263,705	1,459
Cia Energetica de Minas Gerais	979,643	1,424
* Oi SA	2,566,349	1,409
Cia Hering	421,400	1,366

* CPFL Energia SA ADR	158,506	1,300
* Marfrig Global Foods SA	839,800	1,285
Cia Paranaense de Energia	352,487	1,269
Banco do Estado do Rio Grande do Sul SA Preference Shares	1,038,500	1,159
Iochpe Maxion SA	430,079	1,151
Usinas Siderurgicas de Minas Gerais SA Preference Shares	5,036,778	1,076
* Gafisa SA	1,823,594	1,075
Aliansce Shopping Centers SA	392,477	1,031
SLC Agricola SA	238,515	978
Arezzo Industria e Comercio SA	205,000	976
MRV Engenharia e Participacoes SA	424,400	974
Fleury SA	228,900	837
* Minerva SA	255,500	786
QGEP Participacoes SA	709,525	742
Light SA	343,489	698
Tupy SA	149,000	663
International Meal Co. Alimentacao SA	729,604	657
* Magnesita Refratarios SA	173,060	641
Metalurgica Gerdau SA Preference Shares Class A	2,472,691	640
Alpargatas SA Preference Shares	320,300	584
Marcopolo SA Preference Shares	1,079,600	549
Randon Participacoes SA Preference Shares	771,000	425
* Rumo Logistica Operadora Multimodal SA	754,900	358
* Restoque Comercio e Confeccoes de Roupas SA	573,769	339
* Mills Estruturas e Servicos de Engenharia SA	521,158	325
GAEC Educacao SA	118,450	296
Direcional Engenharia SA	334,050	276
Cia de Saneamento de Minas Gerais-COPASA	77,850	251
CVC Brasil Operadora e Agencia de Viagens SA	71,500	224
* Oi SA ADR	475,896	199
JSL SA	98,500	170
Sonae Sierra Brasil SA	30,600	116
Santos Brasil Participacoes SA	38,200	114
LPS Brasil Consultoria de Imoveis SA	164,650	109
* Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	53,000	105
* Gol Linhas Aereas Inteligentes SA Preference Shares	262,400	101
2 Ser Educacional SA	31,900	60
* Paranapanema SA	114,900	55
* PDG Realty SA Empreendimentos e Participacoes	97,000	49
Itausa - Investimentos Itau SA	115	—
* Minerva SA Rights Expire 02/25/2016	51,947	—
		2,950,452
Chile (1.4%)
Empresas COPEC SA	6,169,752	53,698
SACI Falabella	7,842,348	51,710
Banco de Chile	418,239,999	43,115
Empresas CMPC SA	17,991,812	40,796
Enersis Americas SA	166,324,784	39,704
Cencosud SA	19,038,244	38,578
Empresa Nacional de Electricidad SA	28,174,325	36,727
Enersis Americas SA ADR	2,946,266	34,736
Empresa Nacional de Electricidad SA ADR	894,847	34,720
Colbun SA	118,685,786	30,028
Banco de Credito e Inversiones	729,445	28,257
Cia Cervecerias Unidas SA	2,465,887	26,685
* Latam Airlines Group SA	4,868,777	24,957
Aguas Andinas SA Class A	49,099,335	24,626

	Banco Santander Chile	550,204,304	23,880
	Banco Santander Chile ADR	1,169,699	20,224
	Corpbanca SA	2,581,460,074	19,572
	Empresa Nacional de Telecomunicaciones SA	1,903,827	18,309
	AES Gener SA	40,658,690	17,962
	Sociedad Quimica y Minera de Chile SA ADR	790,779	12,834
	Embotelladora Andina SA Preference Shares	3,858,037	10,918
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	663,282	10,629
	Vina Concha y Toro SA	2,759,116	4,378
	Parque Arauco SA	2,439,104	3,799
*	Latam Airlines Group SA BVMF	732,067	2,797
	SONDA SA	1,297,250	2,071
	E.CL SA	459,371	632
*	Cia Sud Americana de Vapores SA	15,416,586	292
	Ripley Corp. SA	501,516	198
	Administradora de Fondos de Pensiones Habitat SA	127,534	151
	Inversiones Aguas Metropolitanas SA	85,363	116
	Forus SA	3,367	8
			657,107
China (27.6%)
	Tencent Holdings Ltd.	84,893,360	1,594,866
	China Mobile Ltd.	84,391,567	926,972
	China Construction Bank Corp.	1,450,575,913	885,569
	Industrial & Commercial Bank of China Ltd.	1,164,054,003	605,822
	Bank of China Ltd.	1,215,694,177	476,031
	Ping An Insurance Group Co. of China Ltd.	81,258,976	368,156
	China Life Insurance Co. Ltd.	119,243,470	289,102
	CNOOC Ltd.	254,349,252	259,241
	China Petroleum & Chemical Corp.	411,393,372	232,412
	PetroChina Co. Ltd.	338,953,479	209,978
	China Overseas Land & Investment Ltd.	60,812,276	177,670
	Agricultural Bank of China Ltd.	430,372,065	153,625
	China Pacific Insurance Group Co. Ltd.	42,337,594	149,395
	China Merchants Bank Co. Ltd.	76,217,905	148,158
	CITIC Ltd.	101,818,674	144,110
	China Telecom Corp. Ltd.	255,691,683	120,263
	China Resources Land Ltd.	42,708,771	105,550
	Hengan International Group Co. Ltd.	11,608,400	103,987
	China Unicom Hong Kong Ltd.	90,914,248	100,725
	China Minsheng Banking Corp. Ltd.	108,167,241	95,996
	Lenovo Group Ltd.	102,280,109	91,811
	PICC Property & Casualty Co. Ltd.	51,546,895	88,174
	Haitong Securities Co. Ltd.	55,895,464	85,123
	China Shenhua Energy Co. Ltd.	55,307,925	83,510
	Bank of Communications Co. Ltd.	133,098,345	81,374
	CITIC Securities Co. Ltd.	37,807,700	73,556
*	China CITIC Bank Corp. Ltd.	123,088,719	72,079
	China Communications Construction Co. Ltd.	71,736,504	64,079
^	CRRC Corp. Ltd.	66,237,277	61,903
	Sinopharm Group Co. Ltd.	16,856,700	59,877
*,^ Hanergy Thin Film Power Group Ltd.		206,154,000	57,723
	Guangdong Investment Ltd.	44,768,080	57,278
	CSPC Pharmaceutical Group Ltd.	67,597,757	57,169
	Belle International Holdings Ltd.	82,971,500	55,903
	Dongfeng Motor Group Co. Ltd.	46,406,744	55,245
^	Evergrande Real Estate Group Ltd.	81,110,785	53,757
	ENN Energy Holdings Ltd.	11,696,400	52,740

*,^ Byd Co. Ltd.		11,368,281	52,298
	China Merchants Holdings International Co. Ltd.	18,867,610	52,077
	China Resources Power Holdings Co. Ltd.	30,185,048	51,346
^	China Vanke Co. Ltd.	22,131,641	50,694
2	Dalian Wanda Commercial Properties Co. Ltd.	10,414,034	50,278
*	China Taiping Insurance Holdings Co. Ltd.	23,471,220	49,547
	Shenzhou International Group Holdings Ltd.	8,975,065	48,125
	Sino Biopharmaceutical Ltd.	67,195,559	46,304
	Huaneng Power International Inc.	55,828,978	45,933
	Country Garden Holdings Co. Ltd.	118,251,728	45,833
	China Cinda Asset Management Co. Ltd.	145,068,000	45,648
2	CGN Power Co. Ltd.	153,870,878	45,631
	China Railway Group Ltd.	62,833,408	45,373
	Fosun International Ltd.	34,036,267	45,095
	New China Life Insurance Co. Ltd.	13,106,119	44,891
	China Everbright International Ltd.	42,067,000	44,735
2	China Galaxy Securities Co. Ltd.	58,871,370	43,551
	Beijing Enterprises Holdings Ltd.	8,513,500	42,507
	Brilliance China Automotive Holdings Ltd.	43,528,700	41,968
	China State Construction International Holdings Ltd.	25,914,872	41,850
	Zhuzhou CSR Times Electric Co. Ltd.	8,035,000	41,459
*,^ Alibaba Pictures Group Ltd.		201,620,000	41,201
2	People's Insurance Co. Group of China Ltd.	102,079,000	40,947
	Great Wall Motor Co. Ltd.	49,876,500	38,508
	Anhui Conch Cement Co. Ltd.	18,982,152	37,268
*,2 Huatai Securities Co. Ltd.		18,983,223	35,530
	Haier Electronics Group Co. Ltd.	19,647,000	34,684
	ANTA Sports Products Ltd.	14,249,000	34,445
	Kunlun Energy Co. Ltd.	44,923,230	33,895
	Far East Horizon Ltd.	43,976,010	33,883
	COSCO Pacific Ltd.	29,253,788	33,204
	China Gas Holdings Ltd.	25,636,900	32,752
	Geely Automobile Holdings Ltd.	75,252,300	32,397
^	China Huishan Dairy Holdings Co. Ltd.	85,585,365	32,314
^	China Railway Construction Corp. Ltd.	32,025,265	32,162
	China Longyuan Power Group Corp. Ltd.	53,602,800	32,028
^	Beijing Enterprises Water Group Ltd.	63,686,000	31,780
	China Resources Beer Holdings Company Ltd.	19,813,860	31,597
^	China Conch Venture Holdings Ltd.	18,905,633	30,578
	Guangzhou Automobile Group Co. Ltd.	35,958,584	30,314
	Sino-Ocean Land Holdings Ltd.	58,649,302	29,736
	Longfor Properties Co. Ltd.	23,069,080	29,472
^	Kingsoft Corp. Ltd.	13,237,000	28,760
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	8,551,857	28,446
	China Everbright Ltd.	13,658,010	28,398
	Shenzhen International Holdings Ltd.	18,061,500	28,378
	Shimao Property Holdings Ltd.	19,972,457	28,158
	Chongqing Changan Automobile Co. Ltd. Class B	14,142,062	27,766
	China Resources Gas Group Ltd.	10,730,100	26,776
	China Everbright Bank Co. Ltd.	54,966,472	25,893
	GOME Electrical Appliances Holding Ltd.	183,483,805	25,719
	AviChina Industry & Technology Co. Ltd.	35,888,000	25,216
^	GCL-Poly Energy Holdings Ltd.	193,674,800	24,977
2	Shengjing Bank Co. Ltd.	21,337,654	24,820
	TravelSky Technology Ltd.	16,065,000	24,535
	Jiangsu Expressway Co. Ltd.	20,300,139	24,426
	Chongqing Rural Commercial Bank Co. Ltd.	45,280,461	23,177

*	Sinopec Shanghai Petrochemical Co. Ltd.	56,938,788	23,088
	China Medical System Holdings Ltd.	19,544,711	22,977
	Beijing Capital International Airport Co. Ltd.	24,754,564	22,489
	Shanghai Pharmaceuticals Holding Co. Ltd.	11,548,853	22,373
	ZTE Corp.	12,277,792	22,312
^	Zijin Mining Group Co. Ltd.	95,087,680	21,625
^	China Oilfield Services Ltd.	29,579,800	21,476
	Jiangxi Copper Co. Ltd.	20,569,898	20,869
^	Shanghai Electric Group Co. Ltd.	46,997,756	20,858
	Zhejiang Expressway Co. Ltd.	22,874,704	20,061
	China Power International Development Ltd.	44,185,469	19,735
	China National Building Material Co. Ltd.	46,726,960	19,487
*,^ Aluminum Corp. of China Ltd.		63,433,220	19,278
^	Tsingtao Brewery Co. Ltd.	5,352,000	19,111
	Shandong Weigao Group Medical Polymer Co. Ltd.	29,081,800	18,752
	Air China Ltd.	28,468,748	18,509
*	Alibaba Health Information Technology Ltd.	35,678,000	18,046
	Sunac China Holdings Ltd.	28,823,406	17,955
	Shenzhen Investment Ltd.	46,351,015	17,917
	China Southern Airlines Co. Ltd.	29,268,000	17,748
	Guangzhou R&F Properties Co. Ltd.	16,125,300	17,427
*,^ Luye Pharma Group Ltd.		20,985,000	17,372
	Shanghai Industrial Holdings Ltd.	7,551,445	16,569
	Kingboard Chemical Holdings Ltd.	10,755,171	16,539
	Huadian Power International Corp. Ltd.	27,310,000	16,326
	Nine Dragons Paper Holdings Ltd.	25,650,000	16,175
*,^ China COSCO Holdings Co. Ltd.		45,142,000	16,161
	China Communications Services Corp. Ltd.	39,727,973	15,645
2	Sinopec Engineering Group Co. Ltd.	18,453,272	15,542
	Yuexiu Property Co. Ltd.	106,723,732	15,521
*,^ China Traditional Chinese Medicine Co. Ltd.		26,767,013	14,773
	China Jinmao Holdings Group Ltd.	56,412,094	14,765
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	6,127,500	14,715
	Weichai Power Co. Ltd.	15,326,640	14,687
	China International Marine Containers Group Co. Ltd.	9,325,698	14,601
^	China Shipping Development Co. Ltd.	22,444,021	14,155
	Huaneng Renewables Corp. Ltd.	64,452,000	14,013
^	China Coal Energy Co. Ltd.	39,915,800	13,619
	Sinotrans Ltd.	29,755,000	13,610
	Inner Mongolia Yitai Coal Co. Ltd. Class B	17,353,698	13,193
*,^ China Shipping Container Lines Co. Ltd.		67,700,618	13,170
	Lee & Man Paper Manufacturing Ltd.	22,890,000	12,972
*,^ CAR Inc.		10,292,532	12,936
^	Yanzhou Coal Mining Co. Ltd.	31,579,320	12,774
	KWG Property Holding Ltd.	20,099,500	12,741
	SOHO China Ltd.	27,103,506	12,646
2	BAIC Motor Corp. Ltd.	17,476,700	12,517
	Datang International Power Generation Co. Ltd.	46,508,568	12,425
^	Huishang Bank Corp. Ltd.	27,255,380	12,225
*,^ China Eastern Airlines Corp. Ltd.		24,402,000	11,914
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,788,487	11,871
	Metallurgical Corp. of China Ltd.	50,523,937	11,738
*,2 Legend Holdings Corp.		3,810,900	11,598
	Haitian International Holdings Ltd.	9,510,000	11,566
^	Agile Property Holdings Ltd.	23,682,887	11,378
*	China Merchants Shekou Industrial Zone Co. Ltd. Class A	5,050,130	11,069
	Lao Feng Xiang Co. Ltd. Class B	2,923,706	11,069

*,^ Renhe Commercial Holdings Co. Ltd.		256,260,999	10,803
^	China Zhongwang Holdings Ltd.	23,754,886	10,758
	CSG Holding Co. Ltd. Class B	13,280,792	10,693
	BBMG Corp.	18,892,500	10,617
	Dazhong Transportation Group Co. Ltd. Class B	9,614,472	10,591
*	Li Ning Co. Ltd.	22,621,791	10,437
^	Beijing Jingneng Clean Energy Co. Ltd.	35,142,000	10,372
^	Golden Eagle Retail Group Ltd.	9,262,000	10,206
*	Fuyao Glass Industry Group Co. Ltd. Class A	4,961,832	9,729
	China Dongxiang Group Co. Ltd.	48,153,000	9,648
*	Hopson Development Holdings Ltd.	10,298,000	9,580
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	3,103,908	9,472
	Guangdong Electric Power Development Co. Ltd. Class B	15,675,144	9,371
^	China Molybdenum Co. Ltd.	63,770,000	9,324
	Shenzhen Expressway Co. Ltd.	11,514,000	9,200
^	Xinjiang Goldwind Science & Technology Co. Ltd.	7,000,800	9,164
*	Kweichow Moutai Co. Ltd. Class A	299,448	9,133
*,^ Greentown China Holdings Ltd.		11,999,500	9,112
^	China Hongqiao Group Ltd.	16,572,756	9,081
*,^,
	2 Dali Foods Group Co. Ltd.	18,272,000	8,924
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	3,735,157	8,896
	Guangshen Railway Co. Ltd.	20,708,000	8,812
*	China Agri-Industries Holdings Ltd.	32,527,961	8,789
*,2 Tianhe Chemicals Group Ltd.		57,304,542	8,617
^	Zhaojin Mining Industry Co. Ltd.	14,684,000	8,370
	Huadian Fuxin Energy Corp. Ltd.	41,055,852	8,055
^	Angang Steel Co. Ltd.	18,318,374	8,016
*	Shanghai Pudong Development Bank Co. Ltd. Class A	3,114,809	8,001
^	Poly Property Group Co. Ltd.	28,745,900	7,823
^	China Resources Cement Holdings Ltd.	31,772,686	7,697
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,934,243	7,596
^	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	3,341,000	7,423
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,703,579	7,165
*,^ Sinopec Oilfield Service Corp.		32,090,000	7,100
^	Biostime International Holdings Ltd.	2,411,500	7,048
	Shanghai Baosight Software Co. Ltd. Class B	2,156,013	6,995
	BOE Technology Group Co. Ltd. Class B	27,279,522	6,934
*	Industrial Bank Co. Ltd. Class A	3,135,301	6,891
*,^,
	2 China Railway Signal & Communication Corp. Ltd.	13,549,400	6,834
	Kingboard Laminates Holdings Ltd.	16,823,500	6,812
	China BlueChemical Ltd.	32,151,405	6,757
^	China South City Holdings Ltd.	34,672,000	6,537
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,627,486	6,534
	Anhui Expressway Co. Ltd.	8,134,000	6,452
	Anhui Gujing Distillery Co. Ltd. Class B	2,131,134	6,368
	China National Accord Medicines Corp. Ltd. Class B	1,203,249	6,158
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,859,532	5,945
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	22,539,379	5,926
	Shanghai Bailian Group Co. Ltd. Class B	3,653,716	5,879
*	GF Securities Co. Ltd. Class A	2,747,547	5,759
*,2 Red Star Macalline Group Corp. Ltd.		6,295,359	5,746
	Shandong Chenming Paper Holdings Ltd. Class B	8,608,238	5,725
	China Machinery Engineering Corp.	8,268,639	5,715
	CRRC Corp. Ltd. Class A	3,760,200	5,670
^	Dalian Port PDA Co. Ltd.	13,948,000	5,657

	Weifu High-Technology Group Co. Ltd. Class B	2,844,219	5,581
	Shanghai Haixin Group Co. Class B	8,159,819	5,579
*,^ CSSC Offshore and Marine Engineering Group Co. Ltd.		4,048,000	5,565
	Double Coin Holdings Ltd. Class B	4,398,334	5,249
	Jiangling Motors Corp. Ltd. Class B	1,721,446	5,231
*,^ Maanshan Iron & Steel Co. Ltd.		28,090,000	5,198
*	SAIC Motor Corp. Ltd. Class A	1,796,165	5,084
^	CIMC Enric Holdings Ltd.	10,001,713	5,067
^	Zhongsheng Group Holdings Ltd.	9,868,000	5,004
	PAX Global Technology Ltd.	4,684,000	4,748
	China Lesso Group Holdings Ltd.	8,635,000	4,699
*	China Merchants Bank Co. Ltd. Class A	2,024,500	4,613
	Sichuan Expressway Co. Ltd.	15,576,000	4,606
*	China State Construction Engineering Corp. Ltd. Class A	5,892,100	4,595
	Foshan Electrical and Lighting Co. Ltd. Class B	5,622,601	4,550
*	Agricultural Bank of China Ltd. Class A	9,806,700	4,457
^	Dongfang Electric Corp. Ltd.	5,406,630	4,387
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	2,617,518	4,282
*	China Minsheng Banking Corp. Ltd. Class A	3,236,500	4,226
^	Harbin Electric Co. Ltd.	11,562,000	4,188
^	Sinofert Holdings Ltd.	31,028,000	4,186
	Digital China Holdings Ltd.	4,015,000	4,162
	Greatview Aseptic Packaging Co. Ltd.	9,902,000	4,155
*	Bank of Communications Co. Ltd. Class A	4,952,000	4,027
*	Fullshare Holdings Ltd.	16,927,500	3,969
^	Sunny Optical Technology Group Co. Ltd.	1,840,000	3,949
*	Bank of Beijing Co. Ltd. Class A	2,778,800	3,941
^	Sinotruk Hong Kong Ltd.	11,749,000	3,932
*	China Foods Ltd.	12,095,506	3,892
*	Huadian Energy Co. Ltd. Class B	7,910,644	3,855
^	NetDragon Websoft Inc.	1,489,500	3,824
*	China Railway Group Ltd. Class A	3,114,029	3,768
*	China High Speed Transmission Equipment Group Co. Ltd.	4,846,000	3,738
*	Midea Group Co. Ltd. Class A	898,268	3,729
^	Boer Power Holdings Ltd.	2,112,000	3,687
*	Daqin Railway Co. Ltd. Class A	3,530,820	3,655
^	Beijing North Star Co. Ltd.	12,768,000	3,609
*	China Everbright Bank Co. Ltd. Class A	6,576,600	3,569
*	Huaxia Bank Co. Ltd. Class A	2,463,400	3,568
	Beijing Enterprises Clean Energy Group Ltd.	69,660,579	3,544
*	Ping An Bank Co. Ltd. Class A	2,318,569	3,524
	Tianjin Capital Environmental Protection Group Co. Ltd.	5,436,000	3,494
*	China Shipbuilding Industry Co. Ltd. Class A	3,594,300	3,382
^	Bosideng International Holdings Ltd.	43,220,000	3,347
*,^ Sany Heavy Equipment International Holdings Co. Ltd.		16,069,000	3,254
*	Tsingtao Brewery Co. Ltd. Class A	773,551	3,232
^	Tibet 5100 Water Resources Holdings Ltd.	9,771,000	3,228
	Skyworth Digital Holdings Ltd.	6,206,000	3,225
	Xinhua Winshare Publishing and Media Co. Ltd.	3,853,000	3,103
*	Hangzhou Hikvision Digital Technology Co. Ltd. Class A	759,535	3,065
*	Jiangsu Hengrui Medicine Co. Ltd. Class A	455,689	3,048
	Shandong Chenming Paper Holdings Ltd.	4,740,500	3,028
^	Tech Pro Technology Development Ltd.	11,284,000	2,981
*,^ CITIC Resources Holdings Ltd.		38,776,000	2,971
*	China Vanke Co. Ltd. Class A	794,700	2,951
^	China National Materials Co. Ltd.	16,841,000	2,932
*	Wuliangye Yibin Co. Ltd. Class A	814,200	2,928

	Wasion Group Holdings Ltd.	4,684,000	2,907
*,^ GF Securities Co. Ltd.		1,429,200	2,883
*	China National Nuclear Power Co. Ltd. Class A	2,679,200	2,883
2	Cosmo Lady China Holdings Co. Ltd.	3,192,000	2,872
^	Logan Property Holdings Co. Ltd.	9,339,368	2,781
*	Yunnan Baiyao Group Co. Ltd. Class A	299,784	2,734
	Bengang Steel Plates Co. Ltd. Class B	8,157,311	2,695
*	GD Power Development Co. Ltd. Class A	6,103,116	2,672
*,^ China Yurun Food Group Ltd.		19,262,149	2,648
	Jinzhou Port Co. Ltd. Class B	4,738,200	2,564
*	Huaneng Power International Inc. Class A	2,453,722	2,559
*	Henan Shuanghui Investment & Development Co. Ltd. Class A	951,644	2,550
*	Gree Electric Appliances Inc. of Zhuhai Class A	892,300	2,540
*	China United Network Communications Ltd. Class A	4,106,500	2,528
	Tong Ren Tang Technologies Co. Ltd.	1,640,000	2,527
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	5,528,000	2,487
*,^ China Overseas Property Holdings Ltd.		20,475,092	2,473
*	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	274,705	2,456
*	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	1,204,712	2,443
*	Poly Real Estate Group Co. Ltd. Class A	1,728,252	2,288
*	Lao Feng Xiang Co. Ltd. Class A	406,700	2,250
*	Shanghai International Airport Co. Ltd. Class A	568,526	2,235
*,^ Hybrid Kinetic Group Ltd.		63,484,000	2,226
*	BYD Electronic International Co. Ltd.	5,264,000	2,225
*	Shanghai RAAS Blood Products Co. Ltd. Class A	388,433	2,221
*	Baoshan Iron & Steel Co. Ltd. Class A	2,775,500	2,198
*	Power Construction Corp. of China Ltd. Class A	2,224,602	2,134
*	Suning Commerce Group Co. Ltd. Class A	1,317,500	2,131
	Shandong Airlines Co. Ltd. Class B	816,692	2,083
	CIFI Holdings Group Co. Ltd.	10,936,000	2,073
*	Gemdale Corp. Class A	839,400	2,066
*,^ SMI Holdings Group Ltd.		19,624,000	2,039
*,2 Fuyao Glass Industry Group Co. Ltd.		984,401	2,005
	Guotai Junan Securities Co. Ltd. Class A	741,700	1,959
*	Guangzhou Baiyun International Airport Co. Ltd. Class A	1,045,367	1,940
*	China Fortune Land Development Co. Ltd. Class A	565,537	1,938
*	Huadong Medicine Co. Ltd. Class A	186,717	1,928
	CPMC Holdings Ltd.	3,769,000	1,917
*	China National Chemical Engineering Co. Ltd. Class A	2,317,977	1,913
^	Phoenix Healthcare Group Co. Ltd.	2,203,000	1,906
	Intime Retail Group Co. Ltd.	2,499,000	1,905
*	Shanghai Oriental Pearl Media Co. Ltd. Class A	487,012	1,902
	Dah Chong Hong Holdings Ltd.	5,000,000	1,902
*	Kangmei Pharmaceutical Co. Ltd. Class A	945,100	1,878
*	Shanghai International Port Group Co. Ltd. Class A	2,640,400	1,874
	China Water Affairs Group Ltd.	4,250,000	1,811
*,2 Ozner Water International Holding Ltd.		7,973,000	1,800
*	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	751,685	1,785
	Huangshan Tourism Development Co. Ltd. Class B	981,302	1,775
*	Heilan Home Co. Ltd. Class A	1,188,131	1,761
*	Zhengzhou Yutong Bus Co. Ltd. Class A	619,600	1,759
^	SSY Group Ltd.	6,678,000	1,739
*	Shenergy Co. Ltd. Class A	2,030,379	1,738
*	Dongjiang Environmental Co. Ltd. Class A	815,840	1,725
*	China International Travel Service Corp. Ltd. Class A	245,508	1,717
*	Tasly Pharmaceutical Group Co. Ltd. Class A	339,730	1,715
*	China Eastern Airlines Corp. Ltd. Class A	1,828,500	1,684

^	China Modern Dairy Holdings Ltd.	9,107,000	1,670
*	Avic Aviation Engine Corp. plc Class A	307,686	1,670
*,2 Beijing Urban Construction Design & Development Group Co. Ltd.		3,189,000	1,660
*	Zhejiang Zheneng Electric Power Co. Ltd. Class A	2,087,262	1,653
*	Wanhua Chemical Group Co. Ltd. Class A	794,751	1,651
*	Xiandai Investment Co. Ltd. Class A	1,686,245	1,648
	China Merchants Securities Co. Ltd. Class A	719,700	1,639
*	Huayu Automotive Systems Co. Ltd. Class A	775,984	1,631
	Central China Securities Co. Ltd.	4,023,000	1,625
*	Hainan Airlines Co. Ltd. Class A	3,465,700	1,596
*	Wuxi Little Swan Co. Ltd. Class A	492,890	1,573
*	Beijing Yanjing Brewery Co. Ltd. Class A	1,538,043	1,571
*	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	549,760	1,561
*	Shenwan Hongyuan Group Co. Ltd. Class A	1,244,115	1,536
*	Sanan Optoelectronics Co. Ltd. Class A	525,900	1,529
*	Luxshare Precision Industry Co. Ltd. Class A	358,831	1,515
*	Western Securities Co. Ltd. Class A	409,750	1,504
*	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	475,105	1,503
*	Dong-E-E-Jiao Co. Ltd. Class A	219,567	1,502
^	Kingdee International Software Group Co. Ltd.	4,278,000	1,497
	Bank of Nanjing Co. Ltd. Class A	667,200	1,483
	Yuexiu Transport Infrastructure Ltd.	2,530,000	1,478
*	Air China Ltd. Class A	1,500,899	1,476
*	Guosen Securities Co. Ltd. Class A	655,300	1,453
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	1,467,700	1,432
	TBEA Co. Ltd. Class A	1,099,000	1,427
2	Fu Shou Yuan International Group Ltd.	1,966,000	1,415
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	1,701,400	1,415
*	Yestar International Holdings Co. Ltd.	3,662,500	1,405
*,^ Tianneng Power International Ltd.		1,878,000	1,404
*	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	381,805	1,399
*	Coolpad Group Ltd.	9,032,000	1,382
*	TCL Corp. Class A	2,477,200	1,363
*	Shenzhen Hepalink Pharmaceutical Co. Ltd. Class A	339,300	1,362
	AVIC Aircraft Co. Ltd. Class A	516,200	1,357
	Zhejiang Chint Electrics Co. Ltd. Class A	520,558	1,349
*	Foshan Haitian Flavouring & Food Co. Ltd. Class A	320,416	1,338
^	Baoxin Auto Group Ltd.	2,322,500	1,326
*	Sichuan Chuantou Energy Co. Ltd. Class A	1,125,600	1,326
*	Everbright Securities Co. Ltd. Class A	530,700	1,316
*	Fengfan Stock Ltd. Co. Class A	279,700	1,310
*	Sany Heavy Industry Co. Ltd. Class A	1,787,926	1,307
*	Spring Airlines Co. Ltd. Class A	173,700	1,306
*	Founder Securities Co. Ltd. Class A	1,257,990	1,295
	Hengdeli Holdings Ltd.	11,980,000	1,285
*	Guangshen Railway Co. Ltd. Class A	2,437,700	1,267
*	SDIC Power Holdings Co. Ltd. Class A	1,342,900	1,264
*	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	472,791	1,263
*	Bank of Ningbo Co. Ltd. Class A	683,340	1,260
*	Shanghai Electric Group Co. Ltd. Class A	1,045,430	1,259
*	Zhejiang Dahua Technology Co. Ltd. Class A	279,217	1,258
*	China Security & Fire Co. Ltd. Class A	286,000	1,254
*	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	452,300	1,251
*	Livzon Pharmaceutical Group Inc. Class A	209,260	1,250
	C C Land Holdings Ltd.	4,007,000	1,250
*	Anhui Huamao Textile Co. Class A	1,495,364	1,241
	Yashili International Holdings Ltd.	5,493,000	1,240

*	Kama Co. Ltd. Class B	1,104,250	1,238
*	Hualan Biological Engineering Inc. Class A	185,088	1,230
*	Oceanwide Holdings Co. Ltd. Class A	809,200	1,229
*	Hunan Valin Steel Co. Ltd. Class A	2,165,000	1,218
*	China Oil & Gas Group Ltd.	21,060,000	1,214
*,^ Chinasoft International Ltd.		3,424,000	1,205
	Tianjin Development Holdings Ltd.	2,492,000	1,196
*	Hangzhou Robam Appliances Co. Ltd. Class A	203,421	1,195
*	Zhonglu Co. Ltd. Class B	451,800	1,193
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	418,705	1,189
^	Sinopec Kantons Holdings Ltd.	2,259,000	1,176
	Beijing Tongrentang Co. Ltd. Class A	265,200	1,172
*	Yunnan Wenshan Electric Power Co. Ltd. Class A	923,127	1,160
*	Shenzhen Laibao Hi-tech Co. Ltd. Class A	961,687	1,152
*	Shenzhen Topway Video Communication Co. Ltd. Class A	521,600	1,148
*	Mingfa Group International Co. Ltd.	4,687,000	1,148
	China ZhengTong Auto Services Holdings Ltd.	3,091,500	1,147
*	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	2,367,801	1,141
*	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	327,100	1,138
*	China XD Electric Co. Ltd. Class A	1,438,200	1,137
^	Vinda International Holdings Ltd.	701,000	1,135
*	Jiangsu Kangde Xin Composite Material Co. Ltd. Class A	249,300	1,133
*	Wintime Energy Co. Ltd. Class A	2,027,610	1,128
^	CT Environmental Group Ltd.	3,876,000	1,125
*	Huadian Power International Corp. Ltd. Class A	1,465,217	1,118
*,2 Hua Hong Semiconductor Ltd.		1,441,000	1,112
*	China Gezhouba Group Co. Ltd. Class A	1,340,700	1,105
	Hubei Energy Group Co. Ltd. Class A	1,692,237	1,103
*	Shang Gong Group Co. Ltd. Class B	1,034,500	1,098
*,^,
	2 China Huarong Asset Management Co. Ltd.	3,284,000	1,097
*	Shanghai Construction Group Co. Ltd. Class A	1,519,602	1,097
	Luthai Textile Co. Ltd. Class B	823,632	1,097
*	Chinese Universe Publishing and Media Co. Ltd. Class A	360,791	1,091
*	Luzhou Laojiao Co. Ltd. Class A	337,400	1,090
*	Anhui Conch Cement Co. Ltd. Class A	544,000	1,088
*	Topchoice Medical Investment Corp. Class A	229,100	1,086
^	Hua Han Health Industry Holdings Ltd.	10,684,000	1,085
	Orient Securities Co. Ltd. Class A	390,100	1,078
	Shanghai Diesel Engine Co. Ltd. Class B	1,340,100	1,078
*	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	308,000	1,077
*	Shanghai Jahwa United Co. Ltd. Class A	232,700	1,075
*	Offshore Oil Engineering Co. Ltd. Class A	1,139,700	1,074
*	Tianjin Port Co. Ltd. Class A	834,696	1,073
*	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	492,500	1,068
	China Lilang Ltd.	1,852,000	1,064
*	Shanghai SMI Holding Co. Ltd. Class A	524,200	1,060
*	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	418,671	1,060
*	Yingkou Port Liability Co. Ltd. Class A	2,077,400	1,058
*	Huabei Expressway Co. Ltd. Class A	1,600,090	1,053
*	Carnival Group International Holdings Ltd.	7,020,000	1,050
*	Shenzhen Feima International Supply Chain Co. Ltd. Class A	389,550	1,049
^	Dawnrays Pharmaceutical Holdings Ltd.	1,540,000	1,046
^	West China Cement Ltd.	5,040,000	1,039
*	Fujian Expressway Development Co. Ltd. Class A	2,122,900	1,039
*	CITIC Guoan Information Industry Co. Ltd. Class A	540,700	1,038
*,^ National Agricultural Holdings Ltd.		3,008,000	1,036

*	Henan Pinggao Electric Co. Ltd. Class A	498,800	1,036
*	Chongqing Department Store Class A	314,460	1,035
	First Tractor Co. Ltd.	1,938,000	1,031
*	Guanghui Energy Co. Ltd. Class A	1,579,925	1,023
*	Wuhan Iron & Steel Co. Ltd. Class A	2,383,001	1,021
	Chongqing Road & Bridge Co. Class A	984,100	1,010
^	China Overseas Grand Oceans Group Ltd.	2,952,000	1,008
*,^ Greenland Hong Kong Holdings Ltd.		3,538,000	1,006
*	GoerTek Inc. Class A	240,164	1,000
	Qingling Motors Co. Ltd.	3,582,000	989
*	Datang International Power Generation Co. Ltd. Class A	1,601,100	978
*	Shaan Xi Provincial Natural Gas Co. Ltd. Class A	743,700	978
*	China Quanjude Group Co. Ltd. Class A	359,399	977
*	Yonghui Superstores Co. Ltd. Class A	826,900	977
*	Shenzhen Coship Electronics Co. Ltd. Class A	640,400	976
*,^ China Reinsurance Group Corp.		3,992,000	974
*	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	905,200	973
	Huaxin Cement Co. Ltd. Class B	1,445,800	969
	Ajisen China Holdings Ltd.	2,374,000	961
*	China Spacesat Co. Ltd. Class A	207,900	959
*	Lifetech Scientific Corp.	5,606,000	957
^	China Singyes Solar Technologies Holdings Ltd.	2,000,000	955
*	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	879,385	954
*	Suofeiya Home Collection Co. Ltd. Class A	167,161	950
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	840,228	950
	Beijing Capital Land Ltd.	2,530,000	949
*	Taiji Computer Corp. Ltd. Class A	159,800	947
	Guangdong Provincial Expressway Development Co. Ltd. Class B	1,905,155	945
*	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	654,838	945
	Avic Capital Co. Ltd. Class A	627,700	944
*	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	539,200	939
*	Chongqing Dima Industry Co. Ltd. Class A	868,700	938
	Wuxi Little Swan Co. Ltd. Class B	403,993	937
*	China South Publishing & Media Group Co. Ltd. Class A	343,100	936
*	Zhejiang Weixing Industrial Development Co. Ltd. Class A	452,100	932
*	Shandong Hualian Mining Industry Holding Co. Ltd. Class A	730,743	919
	China Fangda Group Co. Ltd. Class B	1,194,300	910
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	184,300	908
*	Changjiang Securities Co. Ltd. Class A	633,400	903
	Shanghai Highly Group Co. Ltd. Class B	1,074,274	902
*	China Railway Construction Corp. Ltd. Class A	587,000	900
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	486,700	900
^	Jiangnan Group Ltd.	6,010,000	895
*	Metallurgical Corp. of China Ltd. Class A	1,520,200	892
*	Industrial Securities Co. Ltd. Class A	760,890	889
*	Shanghai Potevio Co. Ltd. Class A	169,500	888
*	Hebei Iron & Steel Co. Ltd. Class A	1,970,700	887
*	NARI Technology Co. Ltd. Class A	444,400	877
*	Shenzhen Airport Co. Class A	826,400	873
*	China First Heavy Industries Class A	1,058,500	872
*	Beijing Dabeinong Technology Group Co. Ltd. Class A	588,700	872
*	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	363,276	870
*,^ Leyou Technologies Holdings Ltd.		6,095,000	869
*	Jiangxi Ganyue Expressway Co. Ltd. Class A	1,243,100	865
*	Guangzhou Haige Communications Group Inc. Co. Class A	340,500	864
*	Dalian Friendship Group Class A	491,252	861
*	Changyuan Group Ltd. Class A	435,800	860

*,2 Cogobuy Group		782,000	855
*	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	549,850	854
	XTEP International Holdings Ltd.	1,897,500	850
*	Zhejiang Hailiang Co. Ltd. Class A	823,916	850
*	Changchun Eurasia Group Co. Ltd. Class A	182,041	843
*	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	262,000	842
*	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	779,000	836
*	Guangdong Haid Group Co. Ltd. Class A	448,700	835
*	Angel Yeast Co. Ltd. Class A	183,817	834
*	Harbin Gloria Pharmaceuticals Co. Ltd. Class A	236,334	832
*	Beijing Shiji Information Technology Co. Ltd. Class A	68,199	830
*	Kingenta Ecological Engineering Group Co. Ltd. Class A	365,600	830
*	Shanghai Shimao Co. Ltd. Class A	596,562	826
*	Org Packaging Co. Ltd. Class A	241,400	820
*	Leo Group Co. Ltd. Class A	364,941	818
	361 Degrees International Ltd.	2,501,000	816
*	Anxin Trust Co. Ltd. Class A	342,400	815
*	Zhejiang China Commodities City Group Co. Ltd. Class A	903,400	814
	China All Access Holdings Ltd.	2,366,000	813
*	Zhongtian Urban Development Group Co. Ltd. Class A	797,400	811
*	Shanghai Tunnel Engineering Co. Ltd. Class A	673,500	809
*	Jihua Group Corp. Ltd. Class A	709,000	808
*	Guangxi Liugong Machinery Co. Ltd. Class A	829,578	806
	Harbin Pharmaceutical Group Co. Ltd. Class A	551,334	801
*	Anhui Zhongding Sealing Parts Co. Ltd. Class A	319,600	801
*	Silver Plaza Group Co. Ltd. Class A	673,492	796
*	Iflytek Co. Ltd. Class A	206,800	795
*	Sichuan Road & Bridge Co. Ltd. Class A	1,394,480	793
*	Guangdong Golden Dragon Development Inc. Class A	263,700	788
*	Shandong Huatai Paper Co. Ltd. Class A	1,246,360	788
*	China CSSC Holdings Ltd. Class A	230,470	786
*	DHC Software Co. Ltd. Class A	205,645	785
^	Fufeng Group Ltd.	2,450,000	784
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	871,100	782
*	AVIC International Holding HK Ltd.	9,826,000	781
*	Shandong Hi-speed Co. Ltd. Class A	1,043,700	779
*	Chongqing Brewery Co. Class A	425,050	779
*	Tongfang Guoxin Electronics Co. Ltd. Class A	85,000	777
*	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	229,300	773
*	Tsinghua Tongfang Co. Ltd. Class A	448,700	773
*	Hi Sun Technology China Ltd.	5,229,000	772
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	1,479,376	771
*	Guangdong Alpha Animation and Culture Co. Ltd. Class A	163,000	763
*	Suning Universal Co. Ltd. Class A	380,200	762
*	Baotou Huazi Industry Co. Ltd. Class A	334,700	762
*	Zhejiang Medicine Co. Ltd. Class A	429,950	761
*	Sailun Jinyu Group Co. Ltd.	741,100	758
*	Shenzhen Energy Group Co. Ltd. Class A	768,700	756
*	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	309,200	756
*	Fujian Sunner Development Co. Ltd. Class A	272,292	755
*	Shenji Group Kunming Machine Tool Co. Ltd. Class A	395,120	754
	Xingda International Holdings Ltd.	4,054,000	752
*	Hubei Xinyangfeng Fertilizer Co. Ltd. Class A	185,975	752
*	Zhejiang Daily Media Group Co. Ltd. Class A	414,800	750
*	Lianhe Chemical Technology Co. Ltd. Class A	340,350	749
*	Guangdong Hongda Blasting Co. Ltd. Class A	612,958	748
*	Shenzhen Gas Corp. Ltd. Class A	666,697	746

*	Puyang Refractories Group Co. Ltd. Class A	881,581	744
*	Guangxi Guiguan Electric Power Co. Ltd. Class A	868,300	743
*	China Datang Corp. Renewable Power Co. Ltd.	6,513,000	742
*,^ China Water Industry Group Ltd.		3,988,000	742
*	China Shenhua Energy Co. Ltd. Class A	363,900	741
*	Shanghai Electric Power Co. Ltd. Class A	496,500	741
*	Financial Street Holdings Co. Ltd. Class A	563,700	738
*	Hongfa Technology Co. Ltd. Class A	226,500	736
*	Chacha Food Co. Ltd. Class A	297,357	734
*	Jointo Energy Investment Co. Ltd. Hebei Class A	612,688	734
	Shenguan Holdings Group Ltd.	6,646,000	732
*	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	103,850	732
*	Hubei Chutian Expressway Co. Ltd. Class A	884,600	730
*,^ Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.		919,000	726
*	Xizang Haisco Pharmaceutical Group Co. Ltd. Class A	321,413	726
*	Zhongjin Gold Corp. Ltd. Class A	592,000	724
*	Hefei Meiling Co. Ltd. Class A	900,080	724
*	Rising Nonferrous Metals Share Co. Ltd. Class A	164,220	723
	Dalian Refrigeration Co. Ltd. Class B	691,500	723
*	Wanxiang Qianchao Co. Ltd. Class A	347,200	722
*	Beijing Wangfujing Department Store Group Co. Ltd. Class A	245,700	721
*	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	583,890	718
	Apeloa Pharmaceutical Co. Ltd. Class A	778,028	715
*	Hubei Yihua Chemical Industry Co. Ltd. Class A	805,883	714
*	China CYTS Tours Holding Co. Ltd. Class A	242,500	713
*	Whirlpool China Co. Ltd. Class A	481,150	712
*	Beiqi Foton Motor Co. Ltd. Class A	999,288	711
*	Jizhong Energy Resources Co. Ltd. Class A	972,551	708
*	Gohigh Data Networks Technology Co. Ltd. Class A	401,900	708
*	Dongxing Securities Co. Ltd. Class A	206,200	708
*	China CIFCO Investment Co. Ltd. Class A	263,200	707
*	China Railway Erju Co. Ltd. Class A	348,500	706
*	Suzhou Victory Precision Manufacture Co. Ltd. Class A	269,326	704
*	Anhui Golden Seed Winery Co. Ltd. Class A	636,300	701
*	Daye Special Steel Co. Ltd. Class A	490,900	698
*	Dongxu Optoelectronic Technology Co. Ltd. Class A	749,100	697
*	China CITIC Bank Corp. Ltd. Class A	824,050	695
*	Qinghai Salt Lake Industry Co. Ltd. Class A	245,700	695
	Changshouhua Food Co. Ltd.	1,536,000	694
*	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	231,892	691
*	Shaanxi Xinghua Chemistry Co. Ltd. Class A	758,672	691
*	Neusoft Corp. Class A	243,000	691
*	Eternal Asia Supply Chain Management Ltd. Class A	164,000	688
*,^ Wanda Hotel Development Co. Ltd.		6,493,000	687
*	Tianjin Realty Development Group Co. Ltd. Class A	1,102,300	685
*	Youngor Group Co. Ltd. Class A	393,700	684
*	China National Medicines Corp. Ltd. Class A	173,286	681
*	Chongqing Changan Automobile Co. Ltd. Class A	301,200	676
*	Shinva Medical Instrument Co. Ltd. Class A	178,048	674
*	Beijing Orient Landscape & Ecology Co. Ltd. Class A	239,300	673
*	Humanwell Healthcare Group Co. Ltd. Class A	271,300	670
*	China Avionics Systems Co. Ltd. Class A	239,784	667
*	CITIC Securities Co. Ltd. Class A	302,500	667
*	Shanghai Datun Energy Resources Co. Ltd. Class A	500,900	666
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	1,034,900	665
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	227,999	664
*	Tus-Sound Environmental Resources Co. Ltd. Class A	155,293	664

* Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	204,400	660
* Zhejiang Juhua Co. Ltd. Class A	348,200	659
* Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A	154,000	657
Southwest Securities Co. Ltd. Class A	526,306	656
* Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	802,848	653
* China Animal Husbandry Industry Co. Ltd. Class A	280,600	652
Jointown Pharmaceutical Group Co. Ltd. Class A	257,920	652
Tongling Nonferrous Metals Group Co. Ltd. Class A	1,681,000	652
* AVIC Helicopter Co. Ltd. Class A	109,500	651
Shanxi Guoxin Energy Corp. Ltd. Class A	398,226	650
* Xinhu Zhongbao Co. Ltd. Class A	1,116,600	647
* Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	146,800	646
* Shanghai U9 Game Co. Ltd. Class A	236,700	646
Eastern Communications Co. Ltd. Class B	905,900	646
* TOP Energy Co. Ltd-A Class A	880,805	645
* Yantai Xinchao Industry Co. Class A	357,300	644
* RiseSun Real Estate Development Co. Ltd. Class A	627,100	643
* Anyang Iron & Steel Inc. Class A	1,705,600	643
* Qinghai Huzhu Barley Wine Co. Ltd. Class A	262,700	643
Shanghai Jin Jiang International Hotels Group Co. Ltd.	1,736,000	642
Beijing New Building Materials plc Class A	459,100	641
* Xi'An Shaangu Power Co. Ltd. Class A	682,909	640
* Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	232,900	640
* Beijing SPC Environmental Protection Tech Co. Ltd. Class A	187,321	639
* Chaowei Power Holdings Ltd.	1,074,000	637
Zhejiang Yankon Group Co. Ltd. Class A	583,075	637
* Hunan Jingfeng Pharmaceutical Co. Ltd. Class A	349,877	637
* China-Kinwa High Technology Co. Ltd. Class A	685,400	637
* Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	474,100	636
* Xi'an LONGi Silicon Materials Corp. Class A	399,500	632
* Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	956,354	631
* Thaihot Group Co. Ltd. Class A	206,300	631
* Shanghai Xujiahui Commercial Co. Ltd. Class A	326,856	630
* Shenzhen Agricultural Products Co. Ltd. Class A	289,900	630
* Zhejiang Supor Cookware Co. Ltd. Class A	160,240	630
* Shanghai AJ Group Co. Ltd. Class A	438,300	630
* Zhejiang Longsheng Group Co. Ltd. Class A	531,100	628
* Jiangsu Protruly Vision Technology Group Co. Ltd. Class A	340,800	627
* Materials Industry Zhongda Group Co. Ltd. Class A	326,200	622
* Shandong Gold Mining Co. Ltd. Class A	245,100	622
* Inner Mongolia Xingye Mining Co. Ltd. Class A	579,300	622
* Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	501,200	622
* FAW CAR Co. Ltd. Class A	326,543	621
* Zhongyuan Union Cell & Gene Engineering Corp. Ltd. Class A	115,300	620
* China Merchants Energy Shipping Co. Ltd. Class A	857,700	619
* Jiangsu Hengli Hydraulic Co. Ltd. Class A	393,100	619
* Bright Dairy & Food Co. Ltd. Class A	378,400	619
^ China Suntien Green Energy Corp. Ltd.	5,491,000	619
* Guodian Changyuan Electric Power Co. Ltd. Class A	340,700	618
* Yonyou Network Technology Co. Ltd. Class A	218,000	617
* GRG Banking Equipment Co. Ltd. Class A	190,383	616
* Pingdingshan Tianan Coal Mining Co. Ltd. Class A	988,882	616
* XCMG Construction Machinery Co. Ltd. Class A	1,366,900	615
* Beijing Shougang Co. Ltd. Class A	937,800	614
* Henan Zhongyuan Expressway Co. Ltd. Class A	813,200	614
* Wuhan Department Store Group Co. Ltd. Class A	267,624	613
* Keda Clean Energy Co. Ltd. Class A	295,600	613

* Jiangsu Fasten Co. Ltd. Class A	505,700	611
* Hebei Chengde Lolo Co. Class A	331,900	610
* Luthai Textile Co. Ltd. Class A	400,800	610
An Hui Wenergy Co. Ltd. Class A	684,070	606
* Sinolink Securities Co. Ltd. Class A	354,500	604
* Shanghai Wanye Enterprises Co. Ltd. Class A	357,600	602
* Jiangsu Sunrain Solar Energy Co. Ltd. Class A	537,445	600
* Shaanxi International Trust Co. Ltd. Class A	341,600	599
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	170,600	599
* Shandong Realcan Pharmaceutical Co. Ltd. Class A	158,000	598
* China Aviation Optical-Electrical Technology Co. Ltd. Class A	134,600	597
* Bohai Leasing Co. Ltd. Class A	575,800	597
* Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	108,000	592
* China Minsheng Drawin Technology Group Ltd.	10,960,000	591
* Changchun Faway Automobile Components Co. Ltd. Class A	171,400	588
* Dr Peng Telecom & Media Group Co. Ltd. Class A	230,700	587
* Fujian Rongji Software Co. Ltd. Class A	286,400	586
* Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	403,300	585
* Guoxuan High-Tech Co. Ltd.	157,264	585
* Shandong Xinhua Pharmaceutical Co. Ltd. Class A	378,800	583
* Yang Quan Coal Industry Group Co. Ltd. Class A	617,200	583
* Sunshine City Group Co. Ltd. Class A	613,400	582
China High-Speed Railway Technology Co. Ltd. Class A	456,500	581
* Jiangsu Guotai International Group Guomao Co. Ltd. Class A	236,500	581
* Baotou Beifang Chuangye Co. Ltd. Class A	352,000	581
* Shanghai Yaoji Playing Card Co. Ltd. Class A	231,259	581
* Hongda Xingye Co. Ltd. Class A	274,920	579
* Fiberhome Telecommunication Technologies Co. Ltd. Class A	185,000	579
* Shandong Denghai Seeds Co. Ltd. Class A	285,236	578
* Beijing SL Pharmaceutical Co. Ltd. Class A	149,631	577
* Neway Valve Suzhou Co. Ltd. Class A	229,588	577
* Shenzhen Yan Tian Port Holding Co. Ltd. Class A	614,620	576
* Jilin Forest Industry Co. Ltd. Class A	433,412	576
* Cinda Real Estate Co. Ltd. Class A	784,322	573
* Tatwah Smartech Co. Ltd. Class A	189,700	572
* INESA Electron Co. Ltd. Class A	442,000	572
BOE Technology Group Co. Ltd. Class A	1,648,400	571
Minmetals Development Co. Ltd. Class A	252,800	569
* Jiuzhitang Co. Ltd. Class A	175,500	566
* First Tractor Co. Ltd. Class A	352,300	565
* Lianhua Supermarket Holdings Co. Ltd.	1,728,000	565
* Shenzhen Wongtee International Enterprise Co. Ltd. Class B	401,400	565
* Befar Group Co. Ltd. Class A	662,052	564
* Jiangsu Hongtu High Technology Co. Ltd. Class A	190,750	563
* Zijin Mining Group Co. Ltd. Class A	1,324,700	562
* Zhejiang NHU Co. Ltd. Class A	263,551	561
* Beijing Shunxin Agriculture Co. Ltd. Class A	183,000	561
* Beijing Capital Co. Ltd. Class A	537,600	561
* Western Mining Co. Ltd. Class A	613,700	558
* Shanghai SK Petroleum & Chemical Equipment Corp. Ltd. Class A	253,600	558
* Guoyuan Securities Co. Ltd. Class A	214,200	557
* Sinosoft Technology Group Ltd.	1,206,000	557
* CNHTC Jinan Truck Co. Ltd. Class A	249,421	557
* Guangdong Advertising Group Co. Ltd. Class A	203,500	556
* Shanghai Feilo Acoustics Co. Ltd. Class A	263,500	556
* Jiangsu King's Luck Brewery JSC Ltd. Class A	143,365	554
* Zhejiang Weixing New Building Materials Co. Ltd. Class A	261,930	554

*	Sichuan EM Technology Co. Ltd. Class A	523,300	554
*	Palm Landscape Architecture Co. Ltd. Class A	239,201	553
*	Tianjin Hi-Tech Development Co. Ltd. Class A	581,200	553
*	Henan Shenhuo Coal & Power Co. Ltd. Class A	644,700	552
*	Orient Group Inc. Class A	593,500	550
*	Shaanxi Jinye Science Technology And Education Co. Ltd. Group Class A	435,808	549
*	Grandblue Environment Co. Ltd. Class A	306,700	548
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	1,338,400	547
*	Dongfang Electric Corp. Ltd. Class A	339,300	545
*	Kailuan Energy Chemical Co. Ltd. Class A	742,169	545
	Yifan Xinfu Pharmaceutical Co. Ltd. Class A	93,538	543
*	Beijing Tiantan Biological Products Corp. Ltd. Class A	119,800	543
*	YanTai Shuangta Food Co. Ltd. Class A	494,500	543
*	Sinolink Worldwide Holdings Ltd.	4,532,000	542
	Powerlong Real Estate Holdings Ltd.	3,022,000	541
*	Huadian Heavy Industries Co. Ltd. Class A	384,376	541
*	Shenzhen O-film Tech Co. Ltd. Class A	161,925	540
*	Jiangsu Zhongtian Technology Co. Ltd. Class A	224,200	540
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	215,542	539
*	Xinjiang Yilite Industry Co. Ltd. Class A	342,900	538
*	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	126,200	537
*	Emei Shan Tourism Co. Class A	283,000	537
	China Soft Power Technology Holdings Ltd.	11,396,000	537
*	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	516,500	535
*	Nanjing Chixia Development Co. Ltd. Class A	709,400	535
*	Chongqing Water Group Co. Ltd. Class A	537,000	535
*	China CAMC Engineering Co. Ltd. Class A	148,300	534
*	Tibet Rhodiola Pharmaceutical Holding Co. Class A	96,800	533
*	SooChow Securities Co. Ltd. Class A	325,500	531
*,^ Enerchina Holdings Ltd.		11,811,000	531
*	Jinyu Bio-Technology Co. Ltd. Class A	138,300	528
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	387,600	528
	Bloomage BioTechnology Corp. Ltd.	230,000	526
*	Zhejiang Semir Garment Co. Ltd. Class A	362,601	524
*	Jiangsu Chengxing Phosph-Chemicals Co. Ltd. Class A	625,217	524
*	AVIC Electromechanical Systems Co. Ltd. Class A	193,300	524
*,^ China Electronics Corp. Holdings Co. Ltd.		1,754,000	524
*	China Southern Airlines Co. Ltd. Class A	544,600	523
*	Shanghai DZH Ltd. Class A	401,000	521
*	Datong Coal Industry Co. Ltd. Class A	659,335	521
*	TONTEC Technology Investment Group Co. Ltd. Class A	264,400	520
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	319,000	519
*	INESA Electron Co. Ltd. Class B	696,900	519
*	Yantai Tayho Advanced Materials Co. Ltd. Class A	270,407	518
*	CMST Development Co. Ltd. Class A	445,100	518
*	Stanley Fertilizer Co. Ltd. Class A	128,056	516
*	Chongqing Iron & Steel Co. Ltd. Class A	1,290,600	516
*	KPC Pharmaceuticals Inc. Class A	122,844	515
*	Hainan Haiyao Co. Ltd. Class A	161,300	515
*	Jiangsu Hongdou Industrial Co. Ltd. Class A	170,100	512
*	Guangzhou Development Group Inc. Class A	407,500	512
*	Guangdong Guanghong Holdings Co. Ltd. Class A	444,003	511
*	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	57,400	510
*	Muyuan Foodstuff Co. Ltd. Class A	80,800	510
*	Shangying Global Co. Ltd. Class A	195,900	510
*	MYS Group Co. Ltd.	406,368	510
*	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	270,900	509

*	Venustech Group Inc. Class A	152,800	507
*	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	479,489	506
*	Chuying Agro-pastora Group Co. Ltd. Class A	269,700	505
*	Chengzhi Co. Ltd. Class A	214,400	504
	XJ Electric Co. Ltd. Class A	254,700	504
*	Beijing Shouhang Resources Saving Co. Ltd. Class A	158,657	504
*	Pacific Securities Co. Ltd. Class A	547,690	504
*	Shenzhen Rapoo Technology Co. Ltd. Class A	94,290	502
	Jiangsu Lianfa Textile Co. Ltd. Class A	227,900	502
*	Jiangsu Changqing Agrochemical Co. Ltd. Class A	254,600	502
*	Sichuan Tianqi Lithium Industries Inc. Class A	28,200	502
*	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	160,800	501
*	Zhonghong Holding Co. Ltd. Class A	1,195,800	500
*	China Jushi Co. Ltd. Class A	167,000	499
*	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	309,500	498
*	Lanpec Technologies Ltd. Class A	308,000	498
*	Shanxi Zhangze Electric Power Co. Ltd. Class A	755,900	498
	Harbin Air Conditioning Co. Ltd. Class A	221,800	497
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	122,800	496
	Peak Sport Products Co. Ltd.	1,950,000	495
*	Chengshang Group Co. Ltd. Class A	402,600	495
*	Guangdong Shaoneng Group Co. Ltd. Class A	467,940	495
*	Heilongjiang Agriculture Co. Ltd. Class A	328,750	495
*	Han's Laser Technology Industry Group Co. Ltd. Class A	159,200	493
*	Xiamen International Airport Co. Ltd. Class A	182,555	492
	Jiangxi Special Electric Motor Co. Ltd. Class A	299,600	492
*,^ China Chengtong Development Group Ltd.		6,750,000	491
*	Chengdu Santai Holding Group Co. Ltd. Class A	140,500	489
*	Beijing Capital Development Co. Ltd. Class A	370,552	488
*	Kingfa Sci & Tech Co. Ltd. Class A	562,100	488
*	Chongqing Fuling Zhacai Group Co. Ltd. Class A	210,560	488
	China SCE Property Holdings Ltd.	2,266,000	488
*	Sinochem International Corp. Class A	392,400	487
*	Luxi Chemical Group Co. Ltd. Class A	656,080	487
*	Inspur Electronic Information Industry Co. Ltd. Class A	153,649	486
	Pang Da Automobile Trade Co. Ltd. Class A	1,128,100	485
*	Star Lake Bioscience Co. Inc. Zhaoqing Guangdong Class A	621,400	485
*	Shengyi Technology Co. Ltd. Class A	421,392	484
*	Hundsun Technologies Inc. Class A	79,800	484
*	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	203,459	483
*	Beijing Gehua CATV Network Co. Ltd. Class A	204,500	483
	Tianjin Port Development Holdings Ltd.	3,466,000	482
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	632,400	481
*	Guangdong Weihua Corp. Class A	366,774	481
*	Zhongshan Public Utilities Group Co. Ltd. Class A	303,300	477
*	China Hainan Rubber Industry Group Co. Ltd. Class A	618,300	476
*	Time Publishing and Media Co. Ltd. Class A	187,800	474
*	Gansu Gangtai Holding Group Co. Ltd. Class A	202,200	474
	Guorui Properties Ltd.	1,307,000	472
*	Ingenious Ene-Carbon New Materials Co. Ltd. Class A	375,700	472
*	Hubei Xingfa Chemicals Group Co. Ltd. Class A	306,000	472
*	Jinduicheng Molybdenum Co. Ltd. Class A	486,600	471
*	Xinjiang Youhao Group Co. Ltd. Class A	365,700	470
*	China Automotive Engineering Research Institute Co. Ltd. Class A	462,445	470
*	Yonggao Co. Ltd. Class A	423,500	470
*	Anhui Shanying Paper Industry Co. Ltd. Class A	1,053,500	469
*	Henan Lotus Flower Gourmet Powder Co. Ltd. Class A	614,500	469

* Macrolink Real Estate Co. Ltd. Class A	454,025	469
* Xinjiang Zhongtai Chemical Co. Ltd. Class A	516,615	468
^ Yuanda China Holdings Ltd.	11,820,000	468
* Shandong Pharmaceutical Glass Co. Ltd. Class A	208,500	466
* Zhejiang Century Huatong Group Co. Ltd. Class A	149,900	466
* Nanjing Iron & Steel Co. Ltd. Class A	1,251,300	466
* Xinxiang Chemical Fiber Co. Ltd. Class A	772,100	466
* Fujian Dongbai Group Co. Ltd. Class A	202,300	466
* Yabao Pharmaceutical Group Co. Ltd. Class A	270,400	466
* Zhongshan Broad Ocean Motor Co. Ltd. Class A	340,300	464
* Shanghai Yuyuan Tourist Mart Co. Ltd. Class A	293,500	463
Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	614,600	462
Guizhou Tyre Co. Ltd. Class A	567,100	461
* Goldleaf Jewelry Co. Ltd. Class A	189,664	459
* Yantai Jereh Oilfield Services Group Co. Ltd. Class A	190,100	457
* Heilongjiang Interchina Water Treatment Co. Ltd. Class A	699,300	456
* Weihai Guangtai Airport Equipment Co. Ltd. Class A	152,902	455
* Shangdong Hongda Mining Co. Ltd. Class A	208,582	455
* Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A	285,500	455
* Shanghai Nine Dragon Tourism Co. Ltd. Class A	539,300	455
* Hunan Gold Corp. Ltd. Class A	410,140	453
* Dashang Group Co. Ltd. Class A	84,700	450
* Fiyta Holdings Ltd. Class A	297,200	449
* Hunan Jiangnan Red Arrow Co. Ltd. Class A	268,500	449
* Hisense Electric Co. Ltd. Class A	208,700	449
* Tellhow Sci-Tech Co. Ltd. Class A	241,800	449
* Oriental Energy Co. Ltd. Class A	157,700	449
* Addsino Co. Ltd. Class A	205,400	449
* Jiangsu Expressway Co. Ltd. Class A	386,798	447
* Hang Zhou Great Star Industrial Co. Ltd. Class A	188,300	447
* Guangzhou Hengyun Enterprises Holdings Ltd. Class A	346,522	447
* Shanghai Aerospace Automobile Electromechanical Co. Class A	337,389	445
* Tianshui Huatian Technology Co. Ltd. Class A	222,200	444
Shandong Bohui Paper Industrial Co. Ltd. Class A	924,500	444
* Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	174,314	443
* Xinjiang Tianfu Energy Co. Ltd. Class A	412,000	443
* GITI Tire Corp. Class A	193,100	443
* COSCO Shipping Co. Ltd. Class A	494,201	442
* Huawen Media Investment Corp. Class A	338,320	442
* China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd.
Class A	228,400	442
* Sinoma Science & Technology Co. Ltd. Class A	136,200	442
* Tengda Construction Group Co. Ltd. Class A	725,599	441
* Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	179,480	441
* Luyin Investment Group Co. Ltd. Class A	432,400	440
* Guizhou Panjiang Refined Coal Co. Ltd. Class A	332,200	439
* Tongwei Co. Ltd. Class A	243,600	439
* Nanjing Gaoke Co. Ltd. Class A	219,000	438
* China Meheco Co. Ltd. Class A	237,000	437
* Hainan Yedao Co. Ltd. Class A	212,900	435
Texhong Textile Group Ltd.	668,000	435
* Markor International Home Furnishings Co. Ltd. Class A	234,900	434
* Zhejiang Yasha Decoration Co. Ltd. Class A	274,400	434
* Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	685,100	433
Landing International Development Ltd.	30,470,000	433
Shanghai Maling Aquarius Co. Ltd. Class A	323,200	433
* Kunwu Jiuding Investment Holdings Co. Ltd. Class A	81,800	433

*	Sou Yu Te Fashion Co. Ltd. Class A	188,697	433
*	Guangdong HEC Technology Holding Co. Ltd. Class A	376,300	432
*	BeijingHualian Hypermarket Co. Ltd. Class A	503,900	432
*	Beijing Jingyuntong Technology Co. Ltd. Class A	416,460	430
*	Jiangsu Zongyi Co. Ltd. Class A	170,900	430
*	Shenzhen Topraysolar Co. Ltd. Class A	370,100	429
*	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	119,312	428
*	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	63,399	426
*	Dongguan Development Holdings Co. Ltd. Class A	313,467	425
*	Northeast Pharmaceutical Group Co. Ltd. Class A	327,121	425
*	Apex Technology Co. Ltd. Class A	82,199	424
*	Shanghai Tianchen Co. Ltd. Class A	202,092	424
*	Joyoung Co. Ltd. Class A	179,623	424
*	Aeolus Tyre Co. Ltd. Class A	161,803	423
*	Huapont Life Sciences Co. Ltd. Class A	298,100	422
*	CITIC Heavy Industries Co. Ltd. Class A	594,500	421
*	Northeast Securities Co. Ltd. Class A	207,000	420
*	Elec-Tech International Co. Ltd. Class A	496,545	419
*	Liaoning Cheng Da Co. Ltd. Class A	176,400	419
*	Changchun Gas Co. Ltd. Class A	440,000	419
*,^ Daphne International Holdings Ltd.		3,080,000	419
*	Jilin Ji En Nickel Industry Co. Ltd. Class A	363,162	418
*	Shandong Sunway Petrochemical Engineering Co. Ltd. Class A	251,700	418
*	Henan Mingtai Al Industrial Co. Ltd. Class A	229,914	418
*	Shanghai Yimin Commerce Group Co. Ltd. Class A	440,100	417
*	Taiyuan Coal Gasification Co. Ltd. Class A	315,231	417
*	Shanghai Jiao Yun Co. Ltd. Class A	261,100	417
*	Beijing Hualian Department Store Co. Ltd. Class A	712,500	417
*	Bluestar Adisseo Co. Class A	208,900	416
	Shenghe Resources Class A	313,100	416
*	Fujian Longking Co. Ltd. Class A	226,022	416
*	Dalian Zeus Entertainment Group Co. Ltd. Class A	36,000	415
*	Xishui Strong Year Co. Ltd. Inner Mongolia Class A	108,000	415
^	TCL Multimedia Technology Holdings Ltd.	772,000	415
*	Zhejiang Wanma Co. Ltd. Class A	137,200	415
*	YunNan Metropolitan Real Estate Development Co. Ltd. Class A	612,300	414
*	Sichuan Shuangma Cement Co. Ltd. Class A	501,600	414
*	Jishi Media Co. Ltd. Class A	688,800	414
*	Guangdong Chj Industry Co. Ltd. Class A	273,400	413
*	China Baoan Group Co. Ltd. Class A	229,000	412
	Tieling Newcity Investment Holding Ltd. Class A	682,800	412
*	China Railway Tielong Container Logistics Co. Ltd. Class A	425,350	412
*	COFCO Property Group Co. Ltd. Class A	283,300	412
*	Shenzhen Grandland Decoration Group Co. Ltd. Class A	144,800	411
*	Zhejiang Runtu Co. Ltd. Class A	202,600	411
*	China Wafer Level CSP Co. Ltd. Class A	78,300	410
*	North China Pharmaceutical Co. Ltd. Class A	393,760	410
*	Sichuan Changhong Electric Co. Ltd. Class A	749,100	410
*	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd.
	Class A	80,600	409
*	Anhui Jianghuai Automobile Co. Ltd. Class A	299,501	409
*	Far East Smarter Energy Co. Ltd. Class A	430,560	406
*	Jiangsu Changbao Steeltube Co. Ltd. Class A	251,200	406
*	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	195,600	406
*	Chengdu Xingrong Environment Co. Ltd. Class A	519,900	405
	Fujian Newland Computer Co. Ltd. Class A	164,154	403
*	China Tianying Inc. Class A	172,700	403

* Changchun High & New Technology Industries Inc. Class A	27,600	403
* Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	1,010,900	403
* Hengtong Optic-electric Co. Ltd. Class A	254,000	402
* Hubei Fuxing Science And Technology Co. Ltd. Class A	236,200	401
* Hangzhou Liaison Interactive Information Technology Co. Ltd. Class A	75,900	401
* Kunming Yunnei Power Co. Ltd. Class A	440,800	400
* Hubei Shuanghuan Science and Technology Stock Co. Ltd. Class A	474,500	400
* Beijing Urban Construction Investment & Development Co. Ltd. Class A	244,100	399
* Anhui Chaodong Cement Co. Ltd. Class A	119,900	398
* Jianxin Mining Co. Ltd. Class A	380,800	398
* Shijiazhuang Changshan Textile Co. Ltd. Class A	221,700	397
* Wuxi Huaguang Boiler Co. Ltd. Class A	180,400	396
^ Hilong Holding Ltd.	3,190,000	396
* Shandong Homey Aquatic Development Co. Ltd. Class A	372,799	396
* Sealand Securities Co. Ltd. Class A	300,700	395
^ Poly Culture Group Corp. Ltd.	170,800	394
* Mayinglong Pharmaceutical Group Co. Ltd. Class A	164,600	394
* Glarun Technology Co. Ltd. Class A	55,400	394
* NavInfo Co. Ltd. Class A	92,700	393
* Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	514,000	393
* Eastern Communications Co. Ltd. Class A	369,300	392
* Xinxing Ductile Iron Pipes Co. Ltd. Class A	546,400	391
* CCS Supply Chain Management Co. Ltd. Class A	181,900	391
* Zhejiang Ming Jewelry Co. Ltd. Class A	212,700	391
* Zhejiang Hangmin Co. Ltd. Class A	285,300	391
* China World Trade Center Co. Ltd. Class A	172,500	390
* Inner Mongolia Pingzhuang Energy Co. Ltd. Class A	560,900	390
* Xiamen Xiangyu Co. Ltd. Class A	263,900	389
* Jiangxi Wannianqing Cement Co. Ltd. Class A	410,700	388
* Zhangjiagang Freetrade Science and Technology Co. Ltd. Class A	504,300	388
* Shenzhen Fuanna Bedding and Furnishing Co. Ltd. Class A	296,300	387
* Tongding Interconnection Information Co. Ltd. Class A	172,700	387
* Searainbow Holding Corp. Class A	113,800	387
* Loncin Motor Co. Ltd. Class A	161,900	387
* Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	280,600	386
* Zhejiang Huafeng Spandex Co. Ltd. Class A	556,800	386
* Hytera Communications Corp. Ltd. Class A	279,500	385
* Sinodata Co. Ltd. Class A	49,900	385
* Jonjee High-Tech Industrial And Commercial Holding Co. Ltd. Class A	234,200	385
* Anhui Heli Co. Ltd. Class A	271,200	385
* Shanghai Lansheng Corp. Class A	96,700	385
* Zhongbai Holdings Group Co. Ltd. Class A	382,250	384
* Huangshan Novel Co. Ltd. Class A	152,200	384
* Shandong Iron and Steel Co. Ltd. Class A	1,031,800	383
* Sunward Intelligent Equipment Co. Ltd. Class A	378,100	382
* People.cn Co. Ltd. Class A	169,300	382
* CSSC Offshore and Marine Engineering Group Co. Ltd. Class A	99,100	381
* Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	154,290	381
* Guangzhou Guangri Stock Co. Ltd. Class A	179,700	381
* Talkweb Information System Co. Ltd. Class A	76,100	380
* Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	332,200	380
* Ningbo Sanxing Electric Co. Ltd. Class A	246,300	379
* Maanshan Iron & Steel Co. Ltd. Class A	971,300	378
* Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	172,100	377
* Jiangxi Zhengbang Technology Co. Ltd. Class A	164,500	377
* Shenzhen Jinjia Color Printing Group Co. Ltd. Class A	250,800	377
* AVIC Aero-Engine Controls Co. Ltd. Class A	80,900	377

*	MeiHua Holdings Group Co. Ltd. Class A	270,800	376
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	590,651	376
*	Tian Di Science & Technology Co. Ltd. Class A	456,100	374
*	MIE Holdings Corp.	3,498,000	374
	Shandong Sinobioway Biomedicine Co. Ltd.	105,700	373
*	Shenzhen Clou Electronics Co. Ltd. Class A	110,900	372
*	Beijing Utour International Travel Service Co. Ltd. Class A	46,400	371
*	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	155,362	370
*	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	524,600	370
*	Hunan Corun New Energy Co. Ltd. Class A	172,000	370
*	Cachet Pharmaceutical Co. Ltd. Class A	66,956	369
*	Sichuan Western Resources Holding Co. Ltd. Class A	274,000	369
*	Shandong Humon Smelting Co. Ltd. Class A	314,600	369
*	Infotmic Co. Ltd. Class A	245,000	369
*	Jinke Properties Group Co. Ltd. Class A	658,600	368
	Xiamen King Long Motor Group Co. Ltd. Class A	167,700	368
*	Hunan Jinjian Cereals Industry Co. Class A	450,700	368
*	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	253,300	367
*	Guangzhou Echom Science & Technology Co. Ltd. Class A	315,800	367
*	Meidu Energy Corp. Class A	456,200	365
*	Gansu Dunhuang Seed Co. Ltd. Class A	398,170	364
*	Nanjing Pharmaceutical Co. Ltd. Class A	346,562	364
*	Suzhou Anjie Technology Co. Ltd. Class A	106,100	364
*,^ Loudong General Nice Resources China Holdings Ltd.		4,257,000	364
*	Henan Zhongfu Industry Co. Ltd. Class A	555,500	363
*	Lancy Co. Ltd. Class A	31,600	362
*	Shandong Sun Paper Industry JSC Ltd. Class A	591,300	362
*	Gansu Yasheng Industrial Group Co. Ltd. Class A	474,900	362
*,^ China Precious Metal Resources Holdings Co. Ltd.		10,944,000	362
*	Beijing SDL Technology Co. Ltd. Class A	141,060	361
*	Shanghai Industrial Development Co. Ltd. Class A	258,900	361
*	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	148,200	361
*	Xinyu Iron & Steel Co. Ltd. Class A	515,800	361
*	Sichuan Haite High-tech Co. Ltd. Class A	173,100	360
*	SDIC Xinji Energy Co. Ltd. Class A	374,000	360
*	Dawning Information Industry Co. Ltd. Class A	37,900	360
*	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A	319,771	360
*	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	419,700	357
*	Guilin Tourism Co. Ltd. Class A	225,133	357
*	Hainan Mining Co. Ltd. Class A	232,400	356
*	Shanghai Shenda Co. Ltd. Class A	195,100	355
*	Nanjing Central Emporium Class A	358,100	355
	Xinjiang International Industry Co. Ltd. Class A	369,809	355
*	Shanxi Coking Co. Ltd. Class A	359,200	354
*	Fangda Special Steel Technology Co. Ltd. Class A	536,890	353
	Yotrio Group Co. Ltd. Class A	329,900	353
*	Pubang Landscape Architecture Co. Ltd. Class A	432,600	352
*	Jiangsu Changjiang Electronics Technology Co. Ltd. Class A	105,300	352
*	Zhongli Science and Technology Group Co. Ltd. Class A	168,400	350
*	Henan Dayou Energy Co. Ltd. Class A	487,700	350
*	Anhui Xinhua Media Co. Ltd. Class A	108,380	349
*	Westone Information Industry Inc. Class A	70,200	349
*	Tianma Bearing Group Co. Ltd. Class A	389,562	349
*	Luxin Venture Capital Group Co. Ltd. Class A	97,300	349
*	DongFeng Automobile Co. Ltd. Class A	391,000	348
*	Qingdao Doublestar Co. Ltd. Class A	376,100	346
*	Beijing Homyear Capital Holdings Co. Ltd. Class A	228,540	346

*	Linzhou Heavy Machinery Group Co. Ltd. Class A	255,700	346
*	Renhe Pharmacy Co. Ltd. Class A	345,900	345
*	Xinzhi Motor Co. Ltd. Class A	71,400	345
*	Xiwang Foodstuffs Co. Ltd. Class A	190,400	345
*	GEM Co. Ltd. Class A	226,300	344
*	Tianma Microelectronics Co. Ltd. Class A	149,600	344
*	Hangzhou First Pv Material Co. Ltd. Class A	66,500	343
*	Taiyuan Heavy Industry Co. Ltd. Class A	539,900	343
	Jiangsu Akcome Science & Technology Co. Ltd. Class A	240,000	343
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	161,800	343
	Yuzhou Properties Co. Ltd.	1,473,000	342
*	China Dalian International Cooperation Group Holdings Ltd. Class A	132,600	341
*	JPMF Guangdong Co. Ltd. Class A	308,200	341
*	Xinjiang Tecon Animal Husbandry Bio-Technology Co. Ltd. Class A	294,960	341
*	Better Life Commercial Chain Share Co. Ltd. Class A	206,150	340
*	Shanghai STEP Electric Corp. Class A	157,100	340
*	Hubei Mailyard Share Co. Ltd. Class A	138,800	340
*	Shanxi Securities Co. Ltd. Class A	212,800	340
	Livzon Pharmaceutical Group Inc.	75,260	340
*	Hongbaoli Group Corp. Ltd. Class A	364,100	339
*	Guangxi Wuzhou Communications Co. Ltd. Class A	447,400	339
*	IRICO Display Devices Co. Ltd. Class A	309,400	339
*	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	167,700	338
*,^ North Mining Shares Co. Ltd.		28,710,000	338
*	V V Food & Beverage Co. Ltd. Class A	471,302	337
*	Guangdong Nan Yang Cable Group Holding Co. Ltd. Class A	281,200	336
*	Tianjin Jinbin Development Co. Ltd. Class A	487,300	336
*	Wenfeng Great World Chain Development Corp. Class A	424,800	334
*	Tsinghua Unisplendour Co. Ltd. Class A	32,500	334
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	140,300	334
*	Zhejiang Crystal-Optech Co. Ltd. Class A	73,200	333
*	Hangzhou Silan Microelectronics Co. Ltd. Class A	419,500	332
*	Xinjiang Tianshan Cement Co. Ltd. Class A	355,838	332
*,^ PW Medtech Group Ltd.		1,554,000	332
*	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	163,900	331
*	Beijing Lier High-temperature Materials Co. Ltd. Class A	449,600	331
*	Beijing Sifang Automation Co. Ltd. Class A	242,700	331
*	Suzhou New Sea Union Telecom Technology Co. Ltd. Class A	128,700	330
*	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	345,800	330
	Capital Environment Holdings Ltd.	8,474,000	330
*	Fangda Carbon New Material Co. Ltd. Class A	240,900	330
*	Hangzhou Hangyang Co. Ltd. Class A	262,400	330
*	Beijing BDStar Navigation Co. Ltd. Class A	59,600	330
*	Jiangnan Mould and Plastic Technology Co. Ltd. Class A	120,500	330
*	East China Engineering Science and Technology Co. Ltd. Class A	151,030	329
	Zhejiang Shenghua Biok Biology Co. Ltd. Class A	296,900	329
*	Sichuan Jiuzhou Electric Co. Ltd. Class A	102,100	328
*	Rizhao Port Co. Ltd. Class A	510,400	327
*	Zhuhai Port Co. Ltd. Class A	405,049	327
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	167,800	326
*	CPT Technology Group Co. Ltd. Class A	190,346	325
*	Digital China Information Service Co. Ltd. Class A	83,402	325
	Concord New Energy Group Ltd.	7,360,000	324
*	Sunvim Group Co. Ltd. Class A	367,500	324
*	FAWER Automotive Parts Co. Ltd. Class A	310,700	323
*	Do-Fluoride Chemicals Co. Ltd. Class A	35,000	323
*	Sunflower Pharmaceutical Group Co. Ltd. Class A	62,200	323

* Nanjing Redsun Co. Ltd. Class A	175,800	323
* Zhejiang Sanhua Co. Ltd. Class A	325,100	323
Yibin Tianyuan Group Co. Ltd. Class A	370,151	323
* Shindoo Chemical Industry Co. Ltd. Class A	149,200	322
* Dongguan Winnerway Industrial Zone Ltd. Class A	335,500	322
* Jiangsu Yangnong Chemical Co. Ltd. Class A	105,500	321
* Zhejiang NetSun Co. Ltd. Class A	37,400	321
Changchai Co. Ltd. Class B	520,342	321
^ Universal Health International Group Holding Ltd.	2,550,000	320
Shuangliang Eco-Energy Systems Co. Ltd. Class A	380,505	320
* Guangzhou Pearl River Piano Group Co. Ltd. Class A	189,800	319
* China Zhonghua Geotechnical Engineering Co. Ltd. Class A	154,400	319
* Guangdong No 2 Hydropower Engineering Co. Ltd. Class A	337,336	319
* Baoding Tianwei Baobian Electric Co. Ltd. Class A	360,600	318
* Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd. Class A	52,200	317
* Jiangsu Yabang Dyestuff Co. Ltd. Class A	134,000	317
* North Navigation Control Technology Co. Ltd. Class A	98,000	317
* Glodon Software Co. Ltd. Class A	183,900	316
* Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A	420,800	315
* Shenzhen Zowee Tech Co. Ltd. Class A	270,700	315
* Guangdong Macro Co. Ltd. Class A	297,000	314
* Zhejiang Wanliyang Co. Ltd. Class A	89,600	314
* Jiangsu Sihuan Bioengineering Co. Ltd. Class A	308,300	314
Jiangsu Linyang Energy Co. Ltd. Class A	74,000	313
* Suzhou Good-Ark Electronics Co. Ltd. Class A	331,500	313
* Yunnan Chihong Zinc & Germanium Co. Ltd. Class A	254,800	313
* Sanquan Food Co. Ltd. Class A	243,000	312
* Yunnan Aluminium Co. Ltd. Class A	360,400	312
* Shanghai New Huangpu Real Estate Co. Ltd. Class A	198,800	312
Nantong Fujitsu Microelectronics Co. Ltd. Class A	189,000	311
* Glorious Property Holdings Ltd.	2,973,000	311
* Beijing Vantone Real Estate Co. Ltd. Class A	403,500	311
* Shanxi Coal International Energy Group Co. Ltd. Class A	473,500	311
* Inspur Software Co. Ltd. Class A	64,900	311
^ V1 Group Ltd.	6,060,000	311
* Yinchuan Xinhua Commercial Group Co. Ltd. Class A	88,900	310
* Zhejiang Transfar Co. Ltd. Class A	128,800	310
* Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	263,294	309
* Tianjin Teda Co. Ltd. Class A	452,100	309
* Huaxun Fangzhou Co. Ltd.	112,300	309
* China Enterprise Co. Ltd. Class A	400,100	309
* Beijing Capital Retailing Group Co. Ltd. Class A	260,097	309
Steyr Motors Co. Ltd. Class A	165,700	308
* SGIS Songshan Co. Ltd. Class A	459,790	308
* Camel Group Co. Ltd. Class A	146,600	307
* China Oil HBP Science & Technology Co. Ltd. Class A	185,856	307
* Dongfang Electronics Co. Ltd. Class A	403,200	306
* Fujian Torch Electron Technology Co. Ltd. Class A	38,500	306
* Jiangxi Changyun Co. Ltd. Class A	173,500	305
* Wuhan Guide Infrared Co. Ltd. Class A	115,742	305
* Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	127,500	304
* Liuzhou Iron & Steel Co. Ltd. Class A	711,900	304
* Renrenle Commercial Group Co. Ltd. Class A	150,000	304
* Jiangxi Ganfeng Lithium Co. Ltd. Class A	54,200	303
* SRE Group Ltd.	7,892,000	303
* Henan Huanghe Whirlwind Co. Ltd. Class A	116,800	303
* Jangho Group Co. Ltd. Class A	193,400	302

*,^ China Public Procurement Ltd.		15,844,000	302
*	Myhome Real Estate Development Group Co. Ltd. Class A	529,200	302
*	Jiangzhong Pharmaceutical Co. Ltd. Class A	87,100	302
*	Lifan Industry Group Co. Ltd. Class A	219,000	302
*	Sinoma International Engineering Co. Class A	207,900	301
*	Citychamp Dartong Co. Ltd. Class A	317,000	301
*	Shenzhen Das Intellitech Co. Ltd. Class A	142,700	300
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A	165,000	299
*	Shenzhen MTC Co. Ltd. Class A	261,000	299
	Eastern Gold Jade Co. Ltd. Class A	238,400	299
*	Shandong New Beiyang Information Technology Co. Ltd. Class A	162,300	299
*	Hainan Expressway Co. Ltd. Class A	396,000	298
*	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	295,500	297
*	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	212,800	297
*	Jiangsu Sunshine Co. Ltd. Class A	500,100	297
*	Hengbao Co. Ltd. Class A	121,100	296
*	Deluxe Family Co. Ltd. Class A	218,700	296
*	Zhefu Holding Group Co. Ltd. Class A	356,300	295
*	Anhui Quanchai Engine Co. Ltd. Class A	219,825	294
*	Shenzhen Noposion Agrochemicals Co. Ltd. Class A	160,500	293
*	Jilin Liyuan Precision Manufacturing Co. Ltd. Class A	213,030	293
*	Huludao Zinc Industry Co. Class A	445,500	293
*	Anhui Jinhe Industrial Co. Ltd. Class A	173,000	292
*	Guizhou Yibai Pharmaceutical Co. Ltd. Class A	146,300	292
*	PCI-Suntek Technology Co. Ltd. Class A	85,000	292
*	Hefei Meiya Optoelectronic Technology Inc. Class A	82,700	292
	Henan Hengxing Science & Technology Co. Ltd. Class A	334,430	291
*	Jilin Power Share Co. Ltd. Class A	321,280	291
*	Guangzhou Grandbuy Co. Ltd. Class A	150,750	290
*	Shanghai Jinfeng Wine Co. Ltd. Class A	200,796	290
*	Zhejiang Yongtai Technology Co. Ltd. Class A	120,300	290
*	Der Future Science & Technology Holding Group Co. Ltd. Class A	65,500	289
*	Xinjiang Joinworld Co. Ltd. Class A	312,700	289
*	Zhengzhou Coal Industry & Electric Power Co. Ltd. Class A	412,812	289
*	Maoming Petro-Chemical Shihua Co. Ltd. Class A	330,600	288
	Harbin Boshi Automation Co. Ltd. Class A	97,600	288
*	Suzhou Hailu Heavy Industry Co. Ltd. Class A	283,350	288
*	Zhejiang Hailide New Material Co. Ltd. Class A	157,243	288
	Qingdao East Steel Tower Stock Co. Ltd. Class A	272,681	288
	HNA Infrastructure Company Ltd.	247,000	287
*	Shenzhen World Union Properties Consultancy Inc. Class A	187,500	287
*	COFCO Tunhe Co. Ltd. Class A	185,800	287
*	Sichuan Tuopai Shede Wine Co. Ltd. Class A	114,200	286
*	PetroChina Jinhong Energy Investment Co. Ltd. Class A	123,000	286
	Hefei Meiling Co. Ltd. Class B	481,900	285
*	Beih-Property Co. Ltd. Class A	305,700	285
*	China Minmetals Rare Earth Co. Ltd. Class A	127,200	285
*	Sichuan Chengfa Aero-Science & Technology Co. Ltd. Class A	44,900	285
*	Ningbo Shanshan Co. Ltd. Class A	79,600	284
*	Shenzhen Huaqiang Industry Co. Ltd. Class A	79,800	284
*	Shenzhen Fenda Technology Co. Ltd. Class A	64,600	283
*	China Aerospace Times Electronics Co. Ltd. Class A	155,780	283
*	HNA Investment Group Co. Ltd. Class A	376,700	283
*	Jilin Yatai Group Co. Ltd. Class A	405,000	283
*	Vtron Technologies Ltd. Class A	141,714	282
*	Shanghai ShenTong Metro Co. Ltd. Class A	136,801	281
*	Shenzhen Gongjin Electronics Co. Ltd. Class A	57,600	280

* China Western Power Industrial Co. Ltd. Class A	165,400	280
* Luolai Lifestyle Technology Co. Ltd. Class A	152,849	280
* Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd. Class A	260,000	280
* North Electro-Optic Co. Ltd. Class A	80,300	279
* Jinxi Axle Co. Ltd. Class A	253,700	279
* Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	132,500	278
* Shanghai Jiabao Industry & Commerce Group Co. Ltd. Class A	132,300	278
Fujian Zhangzhou Development Co. Ltd. Class A	432,700	278
* Datang Telecom Technology Co. Ltd. Class A	118,400	278
* Shaanxi Coal Industry Co. Ltd. Class A	462,200	278
* Hengyi Petrochemical Co. Ltd. Class A	198,002	277
* Accelink Technologies Co. Ltd. Class A	37,700	277
* Jingwei Textile Machinery Class A	104,200	277
* Tangshan Jidong Cement Co. Ltd. Class A	209,800	277
* Changshu Fengfan Power Equipment Co. Ltd. Class A	263,500	277
* Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	67,460	277
* Yangguang Co. Ltd. Class A	394,100	277
* Angang Steel Co. Ltd. Class A	444,800	277
* Zhangzidao Group Co. Ltd. Class A	222,500	276
* Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	251,700	276
* Hengdian Group DMEGC Magnetics Co. Ltd. Class A	95,100	276
* Founder Technology Group Corp. Class A	440,000	276
* Beyondsoft Corp. Class A	45,800	275
* Jinling Pharmaceutical Co. Ltd. Class A	149,979	275
* Grinm Advanced Materials Co. Ltd. Class A	199,900	274
* Royal Group Co. Ltd. Class A	119,320	274
Dongyue Group Ltd.	1,422,000	274
* P2P Financial Information Service Co. Ltd. Class A	139,200	274
* Shenzhen Desay Battery Technology Co. Class A	49,200	274
* Anhui Yingliu Electromechanical Co. Ltd. Class A	83,100	273
* Beijing Haohua Energy Resource Co. Ltd. Class A	286,200	273
* China Sports Industry Group Co. Ltd. Class A	118,500	273
* Hangzhou Advance Gearbox Group Co. Ltd. Class A	178,033	273
* Shandong Shengli Co. Class A	348,899	273
* Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	53,000	273
* Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	150,562	272
* China Molybdenum Co. Ltd. Class A	558,700	272
* Sieyuan Electric Co. Ltd. Class A	148,700	271
* Sichuan Guodong Construction Co. Ltd. Class A	540,900	270
* Guangdong Rongtai Industry Co. Ltd. Class A	200,100	270
* Joeone Co. Ltd. Class A	123,800	270
* Huayi Compressor Co. Ltd. Class A	264,700	269
* Yunnan Tin Co. Ltd. Class A	190,700	269
* Visual China Group Co. Ltd. Class A	75,300	269
* Greatoo Intelligent Equipment Inc.	133,400	269
* Xiamen ITG Group Corp. Ltd. Class A	306,700	269
* Haining China Leather Market Co. Ltd. Class A	172,500	268
* Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	183,500	268
* China National Software & Service Co. Ltd. Class A	78,400	268
* Lanzhou Great Wall Electrical Co. Ltd. Class A	245,500	268
* Shenzhen Kaifa Technology Co. Ltd. Class A	221,100	267
* Zhongyuan Environment-Protection Co. Ltd. Class A	131,820	267
* Shenzhen Heungkong Holding Co. Ltd. Class A	302,900	267
* Hunan Dakang Pasture Farming Co. Ltd. Class A	282,700	266
* Henan Billions Chemicals Co. Ltd. Class A	45,101	266
* Guangdong Goworld Co. Ltd. Class A	224,000	266
* Anyuan Coal Industry Group Co. Ltd. Class A	368,700	264

* Hangxiao Steel Structure Co. Ltd. Class A	166,900	264
* Sinotrans Air Transportation Development Co. Ltd. Class A	96,100	262
* Guirenniao Co. Ltd. Class A	78,674	262
* Bright Real Estate Group Co. Ltd. Class A	210,500	262
* Gansu Qilianshan Cement Group Co. Ltd. Class A	263,500	262
* Tianjin Capital Environmental Protection Group Co. Ltd. Class A	217,700	261
* Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A	120,800	261
* Shenzhen Zhenye Group Co. Ltd. Class A	230,200	261
* Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	109,400	261
* Shanghai 2345 Network Holding Group Co. Ltd. Class A	70,100	260
* Haima Automobile Group Co. Ltd. Class A	389,500	260
* Shanghai Qiangsheng Holding Co. Ltd. Class A	170,600	259
* Jiangsu Yulong Steel Pipe Co. Ltd. Class A	266,600	258
* Zhuzhou Times New Material Technology Co. Ltd. Class A	125,200	258
* Sinosteel Engineering & Technology Co. Ltd. Class A	130,100	258
* Inner Mongolia Lantai Industrial Co. Ltd. Class A	132,400	257
* Shenzhen Deren Electronic Co. Ltd. Class A	74,091	257
* C&S Paper Co. Ltd. Class A	201,000	256
* Rongxin Power Electronic Co. Ltd. Class A	90,600	256
* SDIC Essence Holdings Co. Ltd. Class A	90,300	256
* Xian International Medical Investment Co. Ltd. Class A	114,600	255
* Cangzhou Dahua Co. Ltd. Class A	162,900	255
* Shanghai Belling Co. Ltd. Class A	129,600	255
* Shanghai Pret Composites Co. Ltd. Class A	71,300	255
* Zibo Qixiang Tengda Chemical Co. Ltd. Class A	173,400	255
* Lingyuan Iron & Steel Co. Ltd. Class A	348,200	255
* Hubei Biocause Pharmaceutical Co. Ltd. Class A	224,100	254
* Universal Scientific Industrial Shanghai Co. Ltd. Class A	169,638	254
* Advanced Technology & Materials Co. Ltd. Class A	186,600	254
* Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	263,630	254
* Canny Elevator Co. Ltd. Class A	142,400	252
* Hangzhou Jiebai Group Co. Ltd. Class A	195,500	252
* Hunan Friendship & Apollo Cmmericial Co. Ltd. Class A	169,700	251
* Shanghai East China Computer Co. Ltd. Class A	49,800	251
* Sundiro Holding Co. Ltd. Class A	289,100	251
* Sichuan Hongda Co. Ltd. Class A	329,300	251
* Weichai Heavy Machinery Co. Ltd. Class A	149,124	250
* Xiamen Tungsten Co. Ltd. Class A	119,400	249
* Shandong Shanda WIT Science & Tech Co. Ltd. Class A	65,816	249
* China Zhenhua Group Science & Technology Co. Ltd. Class A	99,300	249
* Ningbo Marine Co. Ltd. Class A	348,600	249
^ Wisdom Sports Group	460,000	248
* Lushang Property Co. Ltd. Class A	322,300	247
* United Electronics Co. Ltd. Class A	43,339	247
* Launch Tech Co. Ltd.	270,000	247
* CPI Yuanda Environmental-Protection Group Co. Ltd. Class A	123,400	246
* Xiamen Faratronic Co. Ltd. Class A	58,248	245
* Huayuan Property Co. Ltd. Class A	317,500	245
* Jiangsu Lianyungang Port Co. Ltd. Class A	342,600	245
Fujian Funeng Co. Ltd. Class A	144,252	244
* Zhejiang Aokang Shoes Co. Ltd. Class A	70,300	244
* Beijing Teamsun Technology Co. Ltd. Class A	106,900	244
* Beijing Electronic Zone Investment and Development Co. Ltd. Class A	160,400	243
* Changjiang Publishing & Media Co. Ltd. Class A	214,300	243
* Jiangsu Yueda Investment Co. Ltd. Class A	202,800	243
* Tungkong Inc. Class A	54,800	243
* Beijing GeoEnviron Engineering & Technology Inc. Class A	30,100	243

* Avic Heavy Machinery Co. Ltd. Class A	103,000	242
* Tianrun Crankshaft Co. Ltd. Class A	119,100	242
* Gree Real Estate Co. Ltd. Class A	96,900	241
* Zhongfu Straits Pingtan Development Co. Ltd. Class A	119,800	241
* Jiangxi Hongdu Aviation Industry Co. Ltd. Class A	97,800	241
* Wuhan East Lake High Technology Group Co. Ltd. Class A	234,700	241
* Lander Sports Development Co. Ltd. Class A	109,900	240
* Yantai Moon Co. Ltd. Class A	153,400	240
* Shanghai New World Co. Ltd. Class A	126,500	240
Weiqiao Textile Co.	539,000	240
* Shanghai Yatong Co. Ltd. Class A	132,000	240
* Shimge Pump Industry Group Co. Ltd. Class A	135,800	240
* Ningbo Yunsheng Group Co. Ltd. Class A	108,900	240
* WUS Printed Circuit Kunshan Co. Ltd. Class A	391,900	239
* Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	104,295	238
* Jiangsu Holly Corp. Class A	141,800	238
* Yunnan Copper Co. Ltd. Class A	160,400	237
* Wuhan Langold Real Estate Co. Ltd. Class A	377,671	237
* Besttone Holdings Co. Ltd. Class A	94,000	237
* Central China Land Media Co. Ltd. Class A	113,391	237
* Sichuan Chengfei Integration Technology Corp. Class A	51,723	236
* Long Yuan Construction Group Co. Ltd. Class A	264,500	236
* Changzhou Qianhong Biopharma Co. Ltd. Class A	110,800	235
* Shangdong Geo-Mineral Co. Ltd. Class A	155,300	234
* Tongling Jingda Special Magnet Wire Co. Ltd. Class A	374,934	234
* Shenzhen Expressway Co. Ltd. Class A	195,100	234
* Beibuwan Port Co. Ltd. Class A	97,250	234
* Jiangsu Wujiang China Eastern Silk Market Co. Ltd. Class A	360,000	234
* Shandong Wohua Pharmaceutical Co. Ltd. Class A	98,600	234
* Shanghai Hanbell Precise Machinery Co. Ltd. Class A	98,084	233
* Beijing Jingneng Power Co. Ltd. Class A	252,800	233
* Tianjin Tianbao Infrastructure Co. Ltd. Class A	335,500	233
* Citic Offshore Helicopter Co. Ltd. Class A	151,200	233
* Wolong Electric Group Co. Ltd. Class A	159,600	232
* Shenyang Machine Tool Co. Ltd. Class A	99,000	232
* Jilin Sino-Microelectronics Co. Ltd. Class A	243,300	232
* Shaanxi Ligeance Mineral Resources Co. Ltd. Class A	78,866	231
Shenzhen Sunlord Electronics Co. Ltd. Class A	138,200	231
* Chengtun Mining Group Co. Ltd. Class A	271,400	231
* Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	177,900	230
* Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	291,700	230
* Shanghai Kehua Bio-Engineering Co. Ltd. Class A	79,200	230
* Zhejiang Huamei Holding Co. Ltd. Class A	180,900	230
China Shineway Pharmaceutical Group Ltd.	200,000	230
* Guangdong Highsun Group Co. Ltd. Class A	324,578	229
* Zhongrun Resources Investment Corp. Class A	204,400	229
* Hangzhou Zhongheng Electric Co. Ltd. Class A	83,099	229
* Shanghai Shenhua Holdings Co. Ltd. Class A	439,300	229
* Xinjiang Qingsong Building Materials and Chemicals Group Co. Ltd. Class A	367,900	229
* Guizhou Space Appliance Co. Ltd. Class A	84,200	229
* GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	46,800	227
* Anhui Sierte Fertilizer Industry Ltd. Co. Class A	179,500	227
* Hongrun Construction Group Co. Ltd. Class A	208,600	227
* Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	82,800	227
Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	225,300	227
* Shanghai Xinhua Media Co. Ltd. Class A	198,000	226
* Shijiazhuang Dongfang Energy Co. Ltd. Class A	111,628	226

* Xinjiang Beixin Road & Bridge Group Co. Ltd. Class A	193,100	225
* Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	182,800	225
* Dalian Port PDA Co. Ltd. Class A	391,800	225
* Shenzhen Hongtao Decoration Co. Ltd. Class A	146,900	224
* Black Peony Group Co. Ltd. Class A	207,500	224
* Tongkun Group Co. Ltd. Class A	141,000	224
* Foshan Nationstar Optoelectronics Co. Ltd. Class A	140,300	224
* Shaanxi Broadcast & TV Network Intermediary Co. Ltd. Class A	149,200	224
* Shenzhen Infinova Ltd. Class A	182,400	223
* 263 Network Communications Co. Ltd. Class A	111,700	223
* Qitaihe Baotailong Coal & Coal Chemicals PCL Class A	227,900	223
* Shanghai Dingli Technology Development Group Co. Ltd. Class A	228,600	223
* Tibet Tianlu Co. Ltd. Class A	202,700	223
* Chengdu Qian Feng Electronics Co. Ltd. Class A	60,929	222
* Metro Land Corp. Ltd. Class A	168,800	222
* Nanning Sugar Industry Co. Ltd. Class A	114,601	221
* Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A	203,200	220
* Shanghai Zhixin Electric Co. Ltd. Class A	160,944	220
* Anhui Jiangnan Chemical Industry Co. Ltd. Class A	230,200	219
* Cofco Biochemical Co. Ltd. Class A	124,600	219
* Henan Yuguang Gold & Lead Co. Ltd. Class A	105,600	219
* Xuchang Yuandong Drive Shaft Co. Ltd. Class A	197,800	219
* BBMG Corp. Class A	188,707	219
* Yunnan Yuntianhua Co. Ltd. Class A	161,700	218
* Shanghai Jielong Industry Group Corp. Ltd. Class A	68,400	218
* Dalian Daxian Enterprises Holdings Co. Ltd. Class A	328,200	218
* Sansteel Minguang Co. Ltd. Fujian Class A	281,000	217
* Focus Technology Co. Ltd. Class A	20,500	217
* Shunfa Hengye Corp. Class A	235,100	217
* Shenyang Chemical Industry Class A	249,600	216
* China Coal Energy Co. Ltd. Class A	295,100	216
* Dare Technology Co. Ltd. Class A	112,500	216
* Rainbow Department Store Co. Ltd. Class A	134,322	215
* Fujian Yanjing Huiquan Brewery Co. Ltd. Class A	113,600	215
* China Shipping Haisheng Co. Ltd. Class A	133,846	215
* Shanghai Guangdian Electric Group Co. Ltd. Class A	222,400	215
* Wolong Real Estate Group Co. Ltd. Class A	220,900	215
* Shanghai Zhongji Investment Holding Co. Ltd. Class A	105,700	214
* Hangzhou Sunyard System Engineering Co. Ltd. Class A	36,700	214
* Sinomach Automobile Co. Ltd. Class A	118,100	214
Xinjiang Sailimu Modern Agriculture Co. Ltd. Class A	239,700	214
* Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	137,400	213
* Guangzhou Pearl River Industrial Development Co. Ltd. Class A	198,200	213
* Titan Wind Energy Suzhou Co. Ltd. Class A	148,400	212
* Fujian Cement Inc. Class A	208,400	211
* HPGC Renmintongtai Pharmaceutical Corp. Class A	132,100	211
* Shantou Dongfeng Printing Co. Ltd. Class A	129,000	211
* Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	148,150	211
Welling Holding Ltd.	1,282,000	210
* Lanzhou LS Heavy Equipment Co. Ltd. Class A	115,100	210
TangShan Port Group Co. Ltd. Class A	167,200	210
Lier Chemical Co. Ltd. Class A	86,970	209
* Huafu Top Dyed Melange Yarn Co. Ltd. Class A	178,900	208
* Guangzhou Zhujiang Brewery Co. Ltd. Class A	108,600	208
* Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	35,400	208
* Sinopec Oilfield Equipment Corp. Class A	90,299	207
* Fujian Septwolves Industry Co. Ltd. Class A	158,600	207

*	EverChina International Holdings Co. Ltd.	5,800,000	206
*	TDG Holdings Co. Ltd. Class A	146,500	206
*	Shanghai Chinafortune Co. Ltd. Class A	137,400	206
*	FSPG Hi-Tech Co. Ltd. Class A	104,200	206
*	Chongqing Taiji Industry Group Co. Ltd. Class A	99,000	206
*	Harbin High-Tech Group Co. Class A	191,500	205
*	Invengo Information Technology Co. Ltd. Class A	105,300	205
*	Mesnac Co. Ltd. Class A	120,800	205
*	Gem-Year Industrial Co. Ltd. Class A	168,300	205
*	Anhui Honglu Steel Construction Group Co. Ltd. Class A	93,279	204
*	Elion Clean Energy Co. Ltd. Class A	255,600	204
*	YGSOFT Inc. Class A	100,100	204
*	Blackcow Food Co. Ltd. Class A	105,100	204
*	Guomai Technologies Inc. Class A	155,700	203
*	Shenzhen Tagen Group Co. Ltd. Class A	110,900	203
*	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	91,800	203
*	Shenzhen Selen Science & Technology Co. Ltd. Class A	88,900	203
*	Tande Co. Ltd. Class A	290,300	203
*	Shanghai 3F New Materials Co. Class A	106,800	202
*	Huagong Tech Co. Ltd. Class A	100,500	202
*	Jiangsu Aoyang Technology Corp. Ltd. Class A	125,200	202
*	Zhejiang Jingu Co. Ltd. Class A	82,000	200
*	Guangdong Guanhao High-Tech Co. Ltd. Class A	175,700	200
*	Beijing Jingxi Tourism Development Co. Ltd. Class A	73,225	200
*	Beijing Dalong Weiye Real Estate Development Co. Ltd. Class A	302,399	200
	COSCO International Holdings Ltd.	384,000	200
*	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	247,100	199
*	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	98,300	199
*	Eastcompeace Technology Co. Ltd. Class A	101,900	198
*	Ningbo Bird Co. Ltd. Class A	200,200	198
*	Shandong Longlive Bio-Technology Co. Ltd. Class A	133,800	198
*	Nanjing Huadong Electronics Information & Technology Co. Ltd. Class A	211,076	198
*	ENN Ecological Holdings Co. Ltd. Class A	123,800	197
*	Xinjiang Urban Construction Group Co. Ltd. Class A	183,400	197
*,2 3SBio Inc.		162,000	196
*	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	135,501	196
	China Power New Energy Development Co. Ltd.	2,560,000	196
*	Insigma Technology Co. Ltd. Class A	154,800	196
*	Fujian Star-net Communication Co. Ltd. Class A	86,281	195
*	Fujian Qingshan Paper Industry Co. Ltd. Class A	241,200	195
*	Ningxia Orient Tantalum Industry Co. Ltd. Class A	144,700	194
*	China TransInfo Technology Co. Ltd. Class A	37,500	194
	Comba Telecom Systems Holdings Ltd.	1,272,000	194
*	Beijing WKW Automotive Parts Co. Ltd. Class A	91,600	194
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd.
	Class A	136,100	194
*	Songz Automobile Air Conditioning Co. Ltd. Class A	107,700	193
*	New Huadu Supercenter Co. Ltd. Class A	209,300	193
*	Guangdong Vanward New Electric Co. Ltd. Class A	96,400	193
*	Luoniushan Co. Ltd. Class A	200,027	193
	Guangxi Guidong Electric Power Co. Ltd. Class A	204,200	193
*	Jiangsu Wuzhong Industrial Co. Class A	45,400	192
*	Tianjin Guangyu Development Co. Ltd. Class A	184,900	192
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	112,971	192
*	Aerospace Communications Holding Group Co. Ltd. Class A	69,900	191
*	Xiamen Kehua Hengsheng Co. Ltd. Class A	37,300	191
*	Tibet Urban Development and Investment Co. Ltd. Class A	104,570	191

* Dalian Yi Qiao Sea Cucumber Co. Ltd. Class A	198,375	191
* Guodian Nanjing Automation Co. Ltd. Class A	184,200	191
* Huafa Industrial Co. Ltd. Zhuhai Class A	129,500	191
* Jiangsu Nonghua Intelligent Agriculture Technology Co. Ltd. Class A	216,800	190
* Hangzhou Iron & Steel Co. Class A	204,900	190
* Jiangsu Huaxicun Co. Ltd. Class A	155,200	187
* Zhejiang Golden Eagle Co. Ltd. Class A	160,300	187
* Shaanxi Fenghuo Electronics Co. Ltd. Class A	128,201	187
* Shenma Industry Co. Ltd. Class A	192,700	187
* Changchai Co. Ltd. Class A	173,800	187
* Xiamen Kingdomway Group Co. Class A	91,800	187
* O-Net Technologies Group Ltd.	749,000	186
* Guangdong Tapai Group Co. Ltd. Class A	151,900	186
* Zhejiang Haiyue Co. Ltd. Class A	112,600	186
* Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	19,500	186
* Jilin Jian Yisheng Pharmaceutical Co. Ltd. Class A	112,200	185
* Xining Special Steel Co. Class A	242,600	185
* Beingmate Baby & Child Food Co. Ltd. Class A	114,600	184
* Jiangsu Etern Co. Ltd. Class A	90,500	184
* Juli Sling Co. Ltd. Class A	215,725	184
* Xiamen Port Development Co. Ltd. Class A	141,900	183
* Zhongxing Shenyang Commercial Building Group Co. Ltd. Class A	123,300	183
* Hefei Department Store Group Co. Ltd. Class A	158,700	183
* Anhui Sinonet & Xonglong Science & Technology Co. Ltd.	92,300	183
* Shenzhen Glory Medical Co. Ltd. Class A	64,800	183
* Guangzhou KingTeller Technology Co. Ltd. Class A	163,100	182
* Shanghai Runda Medical Technology Co. Ltd. Class A	15,200	182
* Beijing Urban & Rural Trading Class A	93,000	182
* PKU Healthcare Corp. Ltd. Class A	122,585	181
* Beijing Centergate Technologies Holding Co. Ltd. Class A	145,800	181
* Guangdong Taiantang Pharmaceutical Co. Ltd. Class A	121,300	180
* Qiming Information Technology Co. Ltd. Class A	99,828	180
* Zhejiang Nanyang Technology Co. Ltd. Class A	94,300	179
* Shanghai Dragon Corp. Class A	62,900	179
* Shenzhen Guangju Energy Co. Ltd. Class A	90,000	179
* Chenzhou City Jingui Silver Industry Co. Ltd. Class A	139,800	179
* Anhui Guofeng Plastic Industry Co. Ltd. Class A	271,576	179
* CITIC Guoan Wine Co. Ltd. Class A	241,300	178
* EGing Photovoltaic Technology Co. Ltd. Class A	118,200	178
* Fushun Special Steel Co. Ltd. Class A	168,700	178
* Lucky Film Co. Class A	91,500	177
* Wuhan Fingu Electronic Technology Co. Ltd. Class A	110,740	176
* Wuxi Taiji Industry Co. Ltd. Class A	204,420	176
* China Television Media Ltd. Class A	59,700	175
* Shantui Construction Machinery Co. Ltd. Class A	210,635	174
* Nanjing Panda Electronics Co. Ltd. Class A	102,200	174
* Baosheng Science and Technology Innovation Co. Ltd. Class A	104,893	174
* Sichuan Xichang Electric Power Co. Ltd. Class A	150,950	174
* Shenzhen Zhengtong Electronics Co. Ltd. Class A	66,400	173
* Shanghai Hile Bio-Technology Co. Ltd. Class A	31,600	172
* Beijing Bashi Media Co. Ltd. Class A	100,118	172
* Lawton Development Co. Ltd. Class A	129,400	172
* Qingdao Citymedia Co. Ltd. Class A	97,200	171
* Wanxiang Doneed Co. Ltd. Class A	68,900	171
* Bright Oceans Inter-Telecom Corp. Class A	102,100	171
* Gansu Mogao Industrial Development Co. Ltd. Class A	128,100	171
* Sichuan Meifeng Chemical IND Class A	166,800	171

* Shenzhen New Nanshan Holding Group Co. Ltd. Class A	200,500	170
* Guangdong Xinhui Meida Nylon Co. Ltd. Class A	130,300	170
* Luyang Energy-Saving Materials Co. Ltd.	96,200	169
* Anhui Xinke New Materials Co. Ltd. Class A	284,000	169
* Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	129,301	168
* Shenzhen Aisidi Co. Ltd. Class A	77,100	168
* Bros Eastern Co. Ltd. Class A	210,100	168
* Shenyang Jinbei Automotive Co. Ltd. Class A	336,500	168
* Cosmos Group Co. Ltd. Class A	187,400	168
* Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A	85,800	167
* Leaguer Stock Co. Ltd. Class A	68,800	167
* Changzheng Engineering Co. Ltd. Class A	46,500	166
* ZhongYeDa Electric Co. Ltd. Class A	80,000	165
* Guizhou Jiulian Industrial Explosive Material Development Co. Ltd. Class A	64,401	164
* Shandong Jinjing Science & Technology Co. Ltd. Class A	275,100	164
* Zhejiang Shuanghuan Driveline Co. Ltd. Class A	56,800	164
* Suzhou Tianma Specialty Chemicals Co. Ltd. Class A	129,400	164
* Integrated Electronic Systems Lab Co. Ltd. Class A	70,800	164
* Sichuan Tianyi Science & Technology Co. Ltd. Class A	92,000	164
* Wuhu Conch Profiles and Science Co. Ltd. Class A	116,300	163
* Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	176,700	163
* Aerosun Corp. Class A	58,800	163
Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	263,350	163
* Liaoning SG Automotive Group Co. Ltd. Class A	111,900	163
Guangzhou Automobile Group Co. Ltd. Class A	53,886	162
* Konka Group Co. Ltd. Class A	256,300	162
* Henan Rebecca Hair Products Co. Ltd. Class A	206,100	161
* Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	72,200	161
* CECEP Wind-Power Corp. Class A	101,700	159
* Anhui Fangxing Science & Technology Co. Ltd. Class A	76,800	159
* Chengdu Huasun Group Inc. Ltd. Class A	118,600	158
* Henan Senyuan Electric Co. Ltd. Class A	80,000	158
* China Dynamics Holdings Ltd.	4,840,000	158
* Anhui Liuguo Chemical Co. Ltd. Class A	150,400	157
Zhuzhou Kibing Group Co. Ltd. Class A	298,600	157
* Changchunjingkai Group Co. Ltd. Class A	164,600	156
* Huayi Electric Co. Ltd. Class A	117,600	156
* Sinopec Shandong Taishan Petroleum Co. Ltd. Class A	111,400	156
* Hubei Sanxia New Building Material Co. Ltd. Class A	111,100	156
* Guangdong Guangzhou Daily Media Co. Ltd. Class A	116,500	156
* China Wuyi Co. Ltd. Class A	67,700	155
* Sundy Land Investment Co. Ltd. Class A	224,900	154
* Ningbo Lugong Online Monitoring Technology Co. Ltd. Class A	64,300	154
* Tianjin Quanye Bazaar (Group) Co. Ltd. Class A	153,800	154
Qingdao Hanhe Cable Co. Ltd. Class A	223,000	153
* Dalian Tianbao Green Foods Co. Ltd. Class A	116,500	153
* Sichuan Expressway Co. Ltd. Class A	251,800	153
* Nantong Jianghai Capacitor Co. Ltd. Class A	60,600	152
* Create Technology & Science Co. Ltd. Class A	129,600	152
* Orient International Enterprise Ltd. Class A	81,700	151
* Yunnan Tourism Co. Ltd. Class A	132,006	150
* Nanjing Yunhai Special Metals Co. Ltd. Class A	92,900	150
* Yintai Resources Co. Ltd. Class A	121,235	150
* Tibet Galaxy Science & Technology Development Co. Ltd. Class A	77,600	150
* Chengdu Leejun Industrial Co. Ltd. Class A	121,836	150
* Shandong Molong Petroleum Machinery Co. Ltd. Class A	135,928	150
* Chongqing Jianfeng Chemical Co. Ltd. Class A	178,100	149

*	Shanghai Zi Jiang Enterprise Group Co. Ltd. Class A	195,500	149
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	73,000	149
*	YUD Yangtze River Investment Industry Co. Ltd. Class A	69,850	149
*	Jiangsu Youli Investment Holding Co. Ltd. Class A	108,100	148
*	Tianjin Songjiang Co. Ltd. Class A	166,400	148
*	Sichuan Hejia Co. Class A	77,988	147
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	105,900	147
*	Mingsheng Holdings Co. Ltd. Class A	157,405	147
*	AUCMA Co. Ltd. Class A	182,001	147
*	Yunnan Coal Energy Co. Ltd. Class A	193,200	147
*	Shenzhen Invt Electric Co. Ltd. Class A	126,953	146
*	Dongfeng Electronic Technology Co. Ltd. Class A	61,900	146
*	Rongsheng Petro Chemical Co. Ltd. Class A	83,300	145
*	Guangdong Shirongzhaoye Co. Ltd. Class A	120,800	145
*	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	142,400	145
*	Yueyang Forest & Paper Co. Ltd. Class A	176,100	145
*	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	105,100	145
*	Shenzhen Danbond Technology Co. Ltd. Class A	32,982	145
*	Chongqing Yukaifa Co. Ltd. Class A	141,000	144
*	China Automation Group Ltd.	1,413,000	144
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A	133,100	144
*	Guangdong Ellington Electronics Technology Co. Ltd. Class A	43,900	143
*	Henan Splendor Science & Technology Co. Ltd. Class A	71,700	143
*	Chongqing Zongshen Power Machinery Co. Ltd. Class A	101,400	143
*	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	136,600	143
*	Sino-Platinum Metals Co. Ltd. Class A	67,500	142
	Sufa Technology Industry Co. Ltd. CNNC Class A	43,600	142
	Tiangong International Co. Ltd.	2,100,000	141
*	Shanghai Join Buy Co. Ltd. Class A	74,700	141
*	Jiangsu Huifeng Agrochemical Co. Ltd. Class A	55,805	140
*	Yanzhou Coal Mining Co. Ltd. Class A	100,500	140
*	Hunan Investment Group Co. Ltd. Class A	130,100	140
*	Zhejiang Satellite Petrochemical Co. Ltd. Class A	125,400	139
*	Chengdu Huaze Cobalt & Nickel Material Co. Ltd. Class A	84,700	139
*	Zhejiang Feida Environmental Science & Technology Co. Ltd. Class A	78,700	139
*	Northern United Publishing & Media Group Co. Ltd. Class A	110,200	138
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	149,000	137
*	Lingyun Industrial Corp. Ltd. Class A	80,400	137
*	Ningbo Boway Alloy Material Co. Ltd. Class A	36,100	136
*	Guizhou Red Star Developing Co. Ltd. Class A	104,000	136
*	Guangdong Mingzhu Group Co. Ltd. Class A	89,000	136
*	Yueyang Xingchang Petrochemical Class A	37,600	136
*	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	72,100	135
*	Daheng New Epoch Technology Inc. Class A	86,200	134
*,^ China Tian Lun Gas Holdings Ltd.		172,500	133
*	Shandong Lukang Pharma Class A	92,800	133
*	Baida Group Co. Ltd. Class A	76,300	132
*	Chongqing Gangjiu Co. Ltd. Class A	77,400	131
*	Liuzhou Liangmianzhen Co. Ltd. Class A	146,800	131
*	Ningxia Building Materials Group Co. Ltd. Class A	98,500	130
	Rongan Property Co. Ltd. Class A	226,700	130
*	Qinchuan Machine Tool & Tool Group Co. Ltd. Class A	99,100	130
*	South Huiton Co. Ltd. Class A	52,000	129
	Lonking Holdings Ltd.	992,000	128
*	Shanghai Baosteel Packaging Co. Ltd. Class A	98,800	128
*	Guizhou Changzheng Tiancheng Holding Co. Ltd. Class A	81,200	128
*	Beijing North Star Co. Ltd. Class A	219,500	127

	Fantasia Holdings Group Co. Ltd.	1,174,500	127
*	Beijing Aerospace Changfeng Co. Ltd. Class A	31,300	127
*	Shenzhen Chiwan Wharf Holdings Ltd. Class A	65,700	127
*	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	53,300	126
*	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd. Class A	98,900	126
*	Tibet Mineral Development Co. Class A	47,200	125
*	Hunan Nanling Industry Explosive Material Co. Ltd. Class A	51,400	125
*	Hunan Mendale Hometextile Co. Ltd. Class A	129,000	125
*	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	112,900	125
*	Hangzhou Boiler Group Co. Ltd. Class A	62,968	124
*	Zhejiang Guangsha Co. Ltd. Class A	150,300	123
*	Sunny Loan Top Co. Ltd. Class A	94,700	123
*	Shandong Polymer Biochemicals Co. Ltd. Class A	134,800	123
*	Zhejiang Jingxing Paper JSC Ltd. Class A	133,800	122
*	Qianjiang Water Resources Development Co. Ltd. Class A	64,800	122
*	Baoji Titanium Industry Co. Ltd. Class A	53,000	122
*	Fujian Longxi Bearing Group Co. Ltd. Class A	88,100	121
*	Avic Real Estate Holding Co. Ltd. Class A	106,800	121
*	Shandong Jinling Mining Co. Ltd. Class A	125,900	121
*	Guoguang Electric Co. Ltd. Class A	71,300	120
*	Xiamen Xindeco Co. Ltd. Class A	48,100	120
*	Ningbo Fuda Co. Ltd. Class A	175,000	119
*	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A	135,500	119
*	Zhejiang Baoxiniao Garment Co. Ltd. Class A	158,800	119
*	Yunnan Yunwei Co. Ltd. Class A	166,800	118
*	Andon Health Co. Ltd. Class A	45,656	118
*	Shenzhen Properties & Resources Development Group Ltd. Class A	78,320	117
*	Shanghai Luxin Packing Materials Science & Technology Co. Ltd. Class A	100,700	117
*	Danhua Chemical Technology Co. Ltd. Class A	129,500	114
*	Qingdao Haier Co. Ltd. Class A	75,300	114
*	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	69,200	113
*	Ningbo Joyson Electronic Corp. Class A	23,700	113
*	Ningxia Qinglong Pipes Industry Co. Ltd. Class A	83,800	112
*	Wasu Media Holding Co. Ltd. Class A	38,400	112
*	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	93,600	112
	Xiamen International Port Co. Ltd.	624,000	110
*	Shenzhen Hifuture Electric Co. Ltd. Class A	89,600	110
*	Shenzhen Textile Holdings Co. Ltd. Class A	75,500	109
*	Hongbo Co. Ltd. Class A	43,300	109
*	Shanghai Shenqi Pharmaceutical Investment Management Co. Ltd. Class A	52,400	107
*	New China Life Insurance Co. Ltd. Class A	19,000	106
*	Shandong Mining Machinery Group Co. Ltd. Class A	96,600	104
*	Shaanxi Yanchang Petroleum Chemical Engineering Co. Ltd. Class A	94,300	103
*	Shougang Concord International Enterprises Co. Ltd.	3,930,000	102
*	Jchx Mining Management Co. Ltd. Class A	30,100	101
*	China Huiyuan Juice Group Ltd.	277,000	101
*	Beijing Mainstreets Investment Group Corp. Class A	69,100	99
*	Colour Life Services Group Co. Ltd.	147,000	97
*	Guangxi Nanning Waterworks Co. Ltd. Class A	52,700	97
*	Foshan Saturday Shoes Co. Ltd. Class A	68,400	97
*	Tian Jin Global Magnetic Card Co. Ltd. Class A	103,800	97
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	15,700	96
*	Tianjin Tianhai Investment Co. Ltd. Class A	112,300	95
*	Xinjiang Dushanzi Tianli High & New Tech Co. Ltd. Class A	126,600	95
*,2 Kangda International Environmental Co. Ltd.		500,000	93
*	Xiamen XGMA Machinery Co. Ltd. Class A	103,300	93
*	Guizhou Guihang Automotive Components Co. Ltd. Class A	40,300	90

*	Shanghai Fudan Forward S & T Co. Ltd. Class A	52,500	90
*	Zhejiang Qianjiang Biochem Class A	75,100	89
*	Zhongyuan Special Steel Co. Ltd. Class A	59,900	87
*	Suzhou Hesheng Special Material Co. Ltd. Class A	28,700	87
*	Jiangsu Sainty Corp. Ltd. Class A	76,700	85
*	Great Wall Movie and Television Co. Ltd. Class A	42,200	84
*	Sichuan Yahua Industrial Group Co. Ltd. Class A	88,000	79
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	19,300	78
	Bank of Chongqing Co. Ltd.	97,500	76
*	China Shipping Development Co. Ltd. Class A	80,000	74
*	Kingray New Materials Science & Technology Co. Ltd. Class A	42,700	74
*	China Calxon Group Co. Ltd. Class A	136,300	73
*	GEPIC Energy Development Co. Ltd. Class A	48,800	72
*	Zhonglu Co. Ltd. Class A	12,700	71
*	Hainan Strait Shipping Co. Ltd. Class A	32,800	71
*	Chongyi Zhangyuan Tungsten Co. Ltd. Class A	61,000	71
*	China National Complete Plant Import & Export Corp. Ltd. Class A	28,200	71
*	Beijing Bewinner Communications Co. Ltd. Class A	33,800	69
^	China Resources and Transportation Group Ltd.	6,120,000	69
	Hydoo International Holding Ltd.	616,000	68
*	China Pacific Insurance Group Co. Ltd. Class A	19,100	68
*	Sanxiang Co. Ltd. Class A	59,000	68
*	Huatai Securities Co. Ltd. Class A	28,800	64
*	China International Marine Containers Group Co. Ltd. Class A	30,200	61
*	Zhejiang Weiming Environment Protection Co. Ltd. Class A	11,800	60
*	Huaxin Cement Co. Ltd. Class A	65,900	60
*	Gansu Ronghua Industry Group Co. Ltd. Class A	78,900	58
	China Merchants Land Ltd.	392,000	55
*	Hanwang Technology Co. Ltd. Class A	17,000	54
*	Sinovel Wind Group Co. Ltd. Class A	108,800	51
	Weichai Power Co. Ltd. Class A	45,900	50
*	Hunan Huasheng Co. Ltd. Class A	45,400	49
*	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	8,900	49
*	Shunfeng International Clean Energy Ltd.	328,000	47
	Fiyta Holdings Ltd. Class B	46,698	47
*	China ITS Holdings Co. Ltd.	509,000	39
	China Fiber Optic Network System Group Ltd.	568,000	36
*	Greattown Holdings Ltd. Class A	33,100	33
*	Global Bio-Chem Technology Group Co. Ltd.	1,278,000	28
	Shanghai Industrial Urban Development Group Ltd.	156,000	27
	Minmetals Land Ltd.	262,000	24
	Sinotrans Shipping Ltd.	107,000	17
*	Coolpad Group Ltd. Rights Expire 03/02/2016	1,236,600	13
*,^ Hidili Industry International Development Ltd.		499,000	9
*	China Shipping Container Lines Co. Ltd. Class A	14,000	9
*	Chigo Holding Ltd.	704,000	9
*,^ China Hongqiao Group Ltd. Rights Expire 02/05/16		2,330,335	5
*	JiuGui Liquor Co. Ltd. Class A	2,000	4
			12,745,492
Colombia (0.6%)
	Grupo de Inversiones Suramericana SA	3,669,855	40,025
	Bancolombia SA ADR	1,257,024	37,082
	Grupo Argos SA	4,617,263	23,491
	Cementos Argos SA	6,984,226	20,852
	Corp Financiera Colombiana SA	1,738,762	19,758
	Grupo de Inversiones Suramericana SA Preference Shares	1,625,464	17,084
	Isagen SA ESP	13,291,931	15,914

Grupo Aval Acciones y Valores Preference Shares	47,266,226	15,191
Almacenes Exito SA	3,607,347	14,990
Interconexion Electrica SA ESP	5,647,482	12,663
Ecopetrol SA	39,691,902	12,455
Bancolombia SA Preference Shares	1,634,187	11,938
Ecopetrol SA ADR	1,806,423	11,633
Cementos Argos SA Preference Shares	3,400,474	9,437
* Cemex Latam Holdings SA	2,933,506	8,669
Grupo Aval Acciones y Valores SA ADR	690,467	4,529
Banco Davivienda SA Preference Shares	277,361	1,957
Celsia SA ESP	353,762	329
Avianca Holdings SA Preference Shares	663,226	312
		278,309
Czech Republic (0.2%)
Komercni banka as	255,535	53,737
CEZ AS	2,628,468	43,713
Philip Morris CR AS	1,560	812
		98,262
Egypt (0.3%)
Commercial International Bank Egypt SAE	16,805,912	67,624
Talaat Moustafa Group	15,788,519	10,614
* Global Telecom Holding SAE GDR	8,380,324	9,562
* Egyptian Financial Group-Hermes Holding Co.	8,528,045	7,921
Egypt Kuwait Holding Co. SAE	14,735,315	7,264
* Orascom Construction Ltd.	1,041,713	6,812
Juhayna Food Industries	7,113,045	6,564
ElSewedy Electric Co.	1,282,551	5,527
Telecom Egypt Co.	5,842,749	4,582
* Ezz Steel	3,558,889	3,382
Sidi Kerir Petrochemicals Co.	2,204,960	2,943
* Medinet Nasr Housing	578,985	1,850
* Palm Hills Developments SAE	4,924,726	1,388
* Pioneers Holding for Financial Investments SAE	1,229,987	1,140
* Six of October Development & Investment	1,166,710	1,116
* Orascom Telecom Media And Technology Holding SAE	12,145,191	904
Heliopolis Housing	160,994	900
Oriental Weavers	855,502	739
* South Valley Cement	1,056,357	532
* Arab Cotton Ginning	1,263,032	451
* Egyptian Resorts Co.	3,393,318	314
* Citadel Capital SAE	1,736,453	297
* Amer Group Holding	4,650,410	240
* Porto Holding SAE	4,650,410	196
* Abu Dhabi Islamic Bank	347,291	188
* Global Telecom Holding SAE	768,520	181
* Maridive & Oil Services SAE	305,179	80
		143,311
Hong Kong (0.0%)
* Tongda Group Holdings Ltd.	8,930,000	1,431
^ China Beidahuang Industry Group Holdings Ltd. Class A	14,958,000	965
		2,396
Hungary (0.3%)
OTP Bank plc	3,074,866	65,411
Richter Gedeon Nyrt	2,350,824	45,878
MOL Hungarian Oil & Gas plc	787,840	38,306

* Magyar Telekom Telecommunications plc	7,151,961	9,873
		159,468
India (13.0%)
Infosys Ltd.	30,210,255	519,329
Housing Development Finance Corp. Ltd.	25,111,087	439,576
Reliance Industries Ltd.	25,245,336	387,212
Tata Consultancy Services Ltd.	7,506,336	265,513
Sun Pharmaceutical Industries Ltd.	17,618,724	228,055
ICICI Bank Ltd.	45,110,216	153,642
ITC Ltd.	30,636,853	145,273
Hindustan Unilever Ltd.	11,423,255	138,010
HDFC Bank Ltd.	8,133,044	126,850
Oil & Natural Gas Corp. Ltd.	32,717,157	109,878
HCL Technologies Ltd.	8,558,898	109,801
Coal India Ltd.	21,170,162	100,204
Kotak Mahindra Bank Ltd.	9,379,861	94,923
Lupin Ltd.	3,531,433	89,441
Mahindra & Mahindra Ltd.	4,850,880	88,614
Bharti Airtel Ltd.	20,457,490	87,789
HDFC Bank Ltd. ADR	1,451,186	87,550
* Tata Motors Ltd.	16,743,340	83,994
Axis Bank Ltd.	13,330,953	80,870
NTPC Ltd.	32,211,838	67,966
State Bank of India	25,065,377	66,997
IndusInd Bank Ltd.	4,750,449	65,403
Hero MotoCorp Ltd.	1,613,610	61,291
Asian Paints Ltd.	4,707,121	60,588
Larsen & Toubro Ltd.	3,595,408	58,798
Tech Mahindra Ltd.	7,515,214	55,833
Zee Entertainment Enterprises Ltd.	8,805,419	54,807
Wipro Ltd.	6,576,713	54,741
Aurobindo Pharma Ltd.	4,379,252	54,175
Indian Oil Corp. Ltd.	9,088,536	54,073
Eicher Motors Ltd.	196,863	48,255
Maruti Suzuki India Ltd.	784,294	47,534
Bharti Infratel Ltd.	8,732,170	46,764
Cipla Ltd.	5,308,036	46,024
UltraTech Cement Ltd.	1,073,876	45,164
Power Grid Corp. of India Ltd.	18,945,289	41,424
Adani Ports & Special Economic Zone Ltd.	13,103,084	41,313
Bajaj Auto Ltd.	1,143,287	39,642
Wipro Ltd. ADR	3,315,926	38,863
Bharat Petroleum Corp. Ltd.	2,878,852	37,946
Idea Cellular Ltd.	23,253,579	35,560
* United Spirits Ltd.	956,689	35,242
Godrej Consumer Products Ltd.	1,928,045	34,894
Shriram Transport Finance Co. Ltd.	2,751,477	34,395
Dabur India Ltd.	8,761,568	32,497
Bosch Ltd.	124,194	32,124
Nestle India Ltd.	383,326	31,063
Dr Reddy's Laboratories Ltd.	657,542	30,038
Dr Reddy's Laboratories Ltd. ADR	665,781	29,914
UPL Ltd.	4,586,404	29,742
JSW Steel Ltd.	1,895,410	29,714
Ambuja Cements Ltd.	10,026,370	29,073
LIC Housing Finance Ltd.	3,994,875	28,309
GAIL India Ltd.	4,927,357	26,885

Glenmark Pharmaceuticals Ltd.	2,244,951	25,695
Marico Ltd.	7,660,443	25,129
Yes Bank Ltd.	2,166,090	23,997
Divi's Laboratories Ltd.	1,328,793	22,437
Piramal Enterprises Ltd.	1,493,867	21,899
Shree Cement Ltd.	137,435	21,466
* Tata Motors Ltd. Class A	5,332,104	20,989
Siemens Ltd.	1,379,634	20,859
Vedanta Ltd.	19,329,079	20,776
Bajaj Finance Ltd.	235,106	20,606
Motherson Sumi Systems Ltd.	5,122,281	20,228
Bharat Heavy Electricals Ltd.	9,645,987	19,863
Britannia Industries Ltd.	490,876	19,535
Titan Co. Ltd.	3,472,364	18,725
Bharat Forge Ltd.	1,516,095	18,723
Bajaj Finserv Ltd.	663,620	18,253
Bharat Electronics Ltd.	991,150	18,093
Oracle Financial Services Software Ltd.	336,938	18,079
Pidilite Industries Ltd.	2,137,742	17,902
Crompton Greaves Ltd.	7,034,270	17,857
* Cadila Healthcare Ltd.	3,931,067	17,706
GlaxoSmithKline Pharmaceuticals Ltd.	353,578	16,879
Indiabulls Housing Finance Ltd.	1,602,293	16,807
Hindustan Petroleum Corp. Ltd.	1,388,175	16,755
Rural Electrification Corp. Ltd.	5,668,337	16,198
Cummins India Ltd.	1,169,678	15,969
GlaxoSmithKline Consumer Healthcare Ltd.	181,323	15,619
Ashok Leyland Ltd.	11,735,256	15,597
* Reliance Communications Ltd.	16,621,421	15,363
NMDC Ltd.	12,614,216	15,088
Reliance Infrastructure Ltd.	2,098,192	14,696
Tata Power Co. Ltd.	16,260,461	14,472
Mahindra & Mahindra Financial Services Ltd.	4,692,813	14,460
Hindalco Industries Ltd.	13,509,519	14,200
Grasim Industries Ltd.	277,294	13,920
Tata Steel Ltd.	3,725,776	13,840
Colgate-Palmolive India Ltd.	1,086,149	13,770
Cairn India Ltd.	7,524,778	13,679
Power Finance Corp. Ltd.	5,253,121	13,673
United Breweries Ltd.	1,163,238	13,300
ACC Ltd.	722,537	13,265
Bank of Baroda	7,004,601	13,060
Castrol India Ltd.	2,017,290	12,529
ABB India Ltd.	853,437	12,261
Torrent Pharmaceuticals Ltd.	586,412	12,130
Reliance Capital Ltd.	2,040,681	11,629
Emami Ltd.	746,463	11,127
Steel Authority of India Ltd.	16,398,635	10,405
Mphasis Ltd.	1,541,367	10,400
* Wockhardt Ltd.	547,523	10,347
Oil India Ltd.	1,966,830	10,249
DLF Ltd.	6,844,282	9,833
Bajaj Holdings & Investment Ltd.	450,350	9,829
Hindustan Zinc Ltd.	3,797,708	9,047
* Aditya Birla Fashion and Retail Ltd.	2,546,845	8,393
Apollo Hospitals Enterprise Ltd.	371,163	8,090
* IDFC Bank Ltd.	10,149,683	7,858

Tata Communications Ltd.	1,311,999	7,783
Sun TV Network Ltd.	1,340,824	7,531
Punjab National Bank	5,513,939	7,495
Reliance Power Ltd.	9,945,300	7,481
Torrent Power Ltd.	2,039,924	7,087
JSW Energy Ltd.	6,192,965	7,045
NHPC Ltd.	22,235,549	6,891
Rajesh Exports Ltd.	609,404	6,543
Exide Industries Ltd.	3,636,319	6,470
Aditya Birla Nuvo Ltd.	488,002	6,310
Mindtree Ltd.	271,852	5,911
IDFC Ltd.	9,686,306	5,813
* GMR Infrastructure Ltd.	29,425,969	5,675
* Jindal Steel & Power Ltd.	5,858,690	5,601
* Adani Power Ltd.	12,452,621	5,309
Godrej Industries Ltd.	995,684	5,173
Canara Bank	1,695,785	4,889
Adani Enterprises Ltd.	4,381,539	4,741
Gillette India Ltd.	69,331	4,598
IDBI Bank Ltd.	5,246,839	4,571
Max India Ltd.	689,256	4,270
Union Bank of India	1,970,400	3,831
Great Eastern Shipping Co. Ltd.	759,380	3,781
* Abbott India Ltd.	47,898	3,588
* Mangalore Refinery & Petrochemicals Ltd.	3,622,001	3,509
Kajaria Ceramics Ltd.	239,668	3,454
Pfizer Ltd.	103,480	3,424
Bank of India	2,244,763	3,350
Tata Chemicals Ltd.	638,954	3,347
Alstom T&D India Ltd.	496,191	3,293
CRISIL Ltd.	116,864	3,179
Berger Paints India Ltd.	679,651	2,679
* Blue Dart Express Ltd.	28,823	2,678
Vakrangee Ltd.	991,252	2,672
Info Edge India Ltd.	224,566	2,641
Page Industries Ltd.	14,602	2,612
Havells India Ltd.	590,687	2,595
MRF Ltd.	4,910	2,587
* Jaiprakash Associates Ltd.	18,964,999	2,507
Amara Raja Batteries Ltd.	197,206	2,449
* SKS Microfinance Ltd.	291,207	2,305
Dewan Housing Finance Corp. Ltd.	801,589	2,189
Apollo Tyres Ltd.	1,000,000	2,189
AIA Engineering Ltd.	177,431	2,155
eClerx Services Ltd.	101,585	2,119
Bayer CropScience Ltd.	42,391	2,114
Gujarat Gas Ltd.	233,721	1,990
Sadbhav Engineering Ltd.	420,856	1,916
Oriental Bank of Commerce	1,126,646	1,879
Persistent Systems Ltd.	189,080	1,856
* Unitech Ltd.	21,892,999	1,837
WABCO India Ltd.	21,958	1,833
* Gujarat Pipavav Port Ltd.	745,478	1,783
Balkrishna Industries Ltd.	195,817	1,762
Karur Vysya Bank Ltd.	257,221	1,704
TVS Motor Co. Ltd.	377,116	1,636
Thermax Ltd.	123,615	1,531

	Ramco Cements Ltd.	263,301	1,514
	PI Industries Ltd.	154,631	1,491
	Hexaware Technologies Ltd.	436,388	1,491
*	Suzlon Energy Ltd.	4,709,711	1,424
*	Indian Hotels Co. Ltd.	856,904	1,419
	Gujarat State Petronet Ltd.	683,428	1,408
	Corp Bank	2,410,755	1,387
	Muthoot Finance Ltd.	459,655	1,310
	Just Dial Ltd.	141,651	1,279
	Federal Bank Ltd.	1,856,118	1,270
	Ipca Laboratories Ltd.	124,000	1,228
	Arvind Ltd.	246,843	1,196
	KPIT Technologies Ltd.	545,967	1,159
	VA Tech Wabag Ltd.	128,678	1,122
	Prestige Estates Projects Ltd.	408,564	1,121
	Petronet LNG Ltd.	302,064	1,099
	Alembic Pharmaceuticals Ltd.	116,611	1,068
	Strides Shasun Ltd.	57,495	996
	Jammu & Kashmir Bank Ltd.	927,499	981
	Polaris Consulting & Services Ltd.	300,275	954
	Jubilant Foodworks Ltd.	49,658	936
	Gateway Distriparks Ltd.	198,444	887
	Credit Analysis & Research Ltd.	48,451	865
	Coromandel International Ltd.	337,165	841
*,2 InterGlobe Aviation Ltd.		61,600	794
	Cyient Ltd.	120,717	782
	Oberoi Realty Ltd.	216,029	778
	Repco Home Finance Ltd.	77,703	741
	Alstom India Ltd.	77,455	734
	Cox & Kings Ltd.	214,219	723
*	Sun Pharma Advanced Research Co. Ltd.	151,647	704
	Sintex Industries Ltd.	576,856	679
	GRUH Finance Ltd.	172,772	671
	NCC Ltd.	690,355	665
	Ajanta Pharma Ltd.	32,929	621
	Redington India Ltd.	403,325	619
	CESC Ltd.	82,137	550
	South Indian Bank Ltd.	1,995,198	544
	Jindal Saw Ltd.	719,428	535
	Videocon Industries Ltd.	295,653	495
*	Jet Airways India Ltd.	52,191	468
	UCO Bank	800,000	439
*	Bajaj Hindusthan Sugar Ltd.	1,705,563	426
	Rolta India Ltd.	324,815	405
	IRB Infrastructure Developers Ltd.	107,554	390
	Voltas Ltd.	88,858	378
	Sundaram Finance Ltd.	17,682	356
	Gujarat Mineral Development Corp. Ltd.	368,128	338
	Welspun Corp. Ltd.	218,294	324
	Bajaj Corp. Ltd.	55,957	317
*	Balrampur Chini Mills Ltd.	235,149	311
	Chambal Fertilizers and Chemicals Ltd.	345,536	295
	National Aluminium Co. Ltd.	548,957	281
	Srei Infrastructure Finance Ltd.	294,893	271
*	Dish TV India Ltd.	193,412	262
*	Whirlpool of India Ltd.	29,168	255
*	Indiabulls Real Estate Ltd.	289,495	239

* DEN Networks Ltd.	171,984	215
Radico Khaitan Ltd.	122,472	207
Central Bank of India	183,472	170
Gujarat Fluorochemicals Ltd.	22,356	158
* Fortis Healthcare Ltd.	58,580	155
* Punj Lloyd Ltd.	383,154	147
* Hathway Cable & Datacom Ltd.	249,312	141
PTC India Ltd.	136,158	130
Raymond Ltd.	21,365	130
Sobha Ltd.	28,314	121
Jain Irrigation Systems Ltd.	103,490	98
* Shree Renuka Sugars Ltd.	479,765	87
Future Retail Ltd.	40,734	85
* Amtek Auto Ltd.	133,674	75
Indraprastha Gas Ltd.	8,001	66
Biocon Ltd.	8,610	62
Vijaya Bank	131,211	60
L&T Finance Holdings Ltd.	62,566	54
* Indian Overseas Bank	112,581	42
IFCI Ltd.	79,070	26
* Shipping Corp. of India Ltd.	18,470	22
* Castex Technologies Ltd.	102,309	17
Indian Bank	8,463	11
		6,022,405
Indonesia (2.9%)
Telekomunikasi Indonesia Persero Tbk PT	803,731,905	197,187
Bank Central Asia Tbk PT	195,413,224	187,370
Astra International Tbk PT	319,176,300	151,751
Bank Rakyat Indonesia Persero Tbk PT	171,040,500	141,062
Bank Mandiri Persero Tbk PT	148,387,180	104,791
Unilever Indonesia Tbk PT	18,145,830	48,676
Bank Negara Indonesia Persero Tbk PT	120,742,761	43,538
Semen Indonesia Persero Tbk PT	47,372,504	38,448
Indofood Sukses Makmur Tbk PT	70,831,596	32,230
Gudang Garam Tbk PT	7,422,980	31,652
United Tractors Tbk PT	24,463,801	31,266
Indocement Tunggal Prakarsa Tbk PT	21,027,431	30,423
Kalbe Farma Tbk PT	310,350,990	30,346
Perusahaan Gas Negara Persero Tbk	169,609,204	29,978
Charoen Pokphand Indonesia Tbk PT	117,762,832	29,005
Indofood CBP Sukses Makmur Tbk PT	18,888,900	20,005
Surya Citra Media Tbk PT	92,333,600	18,299
* Tower Bersama Infrastructure Tbk PT	32,649,300	15,076
Bank Danamon Indonesia Tbk PT	50,855,924	15,062
Jasa Marga Persero Tbk PT	32,412,000	13,641
* XL Axiata Tbk PT	49,340,824	13,244
Adaro Energy Tbk PT	210,196,380	8,116
Media Nusantara Citra Tbk PT	81,583,650	7,137
Astra Agro Lestari Tbk PT	5,389,380	6,741
Global Mediacom Tbk PT	108,533,989	6,350
Summarecon Agung Tbk PT	58,751,664	6,264
AKR Corporindo Tbk PT	9,898,600	5,314
Lippo Karawaci Tbk PT	67,496,811	5,192
Tambang Batubara Bukit Asam Persero Tbk PT	13,793,925	4,505
* Aneka Tambang Persero Tbk PT	155,997,191	3,759
Ciputra Development Tbk PT	38,019,900	3,543
* Vale Indonesia Tbk PT	29,931,627	3,193

Bumi Serpong Damai Tbk PT	23,500,100	2,992
Pakuwon Jati Tbk PT	83,137,500	2,739
Wijaya Karya Persero Tbk PT	12,171,700	2,496
Wijaya Karya Beton Tbk PT	31,862,400	2,313
* Link Net Tbk PT	9,443,100	2,273
Indo Tambangraya Megah Tbk PT	6,403,000	2,260
Ace Hardware Indonesia Tbk PT	35,042,100	2,048
Matahari Putra Prima Tbk PT	12,611,200	1,546
* Sigmagold Inti Perkasa Tbk PT	38,045,900	1,183
Siloam International Hospitals Tbk PT	1,690,600	1,112
Bank Tabungan Negara Persero Tbk PT	10,242,900	1,025
Alam Sutera Realty Tbk PT	40,556,100	957
* Panin Financial Tbk PT	80,016,400	906
* Agung Podomoro Land Tbk PT	34,608,400	782
Salim Ivomas Pratama Tbk PT	32,805,500	770
Intiland Development Tbk PT	19,226,000	660
Ramayana Lestari Sentosa Tbk PT	14,033,239	619
MNC Investama Tbk PT	61,694,900	585
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,060,000	575
Waskita Karya Persero Tbk PT	4,349,500	552
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	4,684,900	490
* Lippo Cikarang Tbk PT	1,016,100	450
Surya Semesta Internusa Tbk PT	8,855,800	421
Bekasi Fajar Industrial Estate Tbk PT	22,680,400	399
* Eagle High Plantations Tbk PT	28,091,800	354
Timah Persero Tbk PT	9,283,600	354
BISI International Tbk PT	3,252,900	302
* Bumi Resources Tbk PT	66,496,700	242
* Mitra Adiperkasa Tbk PT	867,700	237
* Energi Mega Persada Tbk PT	59,051,800	215
Medco Energi Internasional Tbk PT	3,810,400	197
* Harum Energy Tbk PT	3,873,200	175
Sampoerna Agro PT	1,033,200	136
Gajah Tunggal Tbk PT	1,665,100	61
* Krakatau Steel Persero Tbk PT	1,319,600	30
Holcim Indonesia Tbk PT	244,700	16
		1,315,636
Malaysia (4.7%)
Public Bank Bhd. (Local)	50,294,600	223,185
Tenaga Nasional Bhd.	56,457,807	185,219
Malayan Banking Bhd.	84,542,588	175,099
Sime Darby Bhd.	51,655,913	100,424
Axiata Group Bhd.	71,648,694	97,008
CIMB Group Holdings Bhd.	86,563,348	86,854
Petronas Chemicals Group Bhd.	46,218,822	80,237
IHH Healthcare Bhd.	46,349,376	73,285
Petronas Gas Bhd.	13,011,796	72,006
DiGi.Com Bhd.	60,490,850	71,203
IOI Corp. Bhd.	59,034,778	69,186
Genting Bhd.	36,142,690	68,695
Maxis Bhd.	43,110,450	59,546
MISC Bhd.	24,432,091	51,733
Kuala Lumpur Kepong Bhd.	8,705,012	50,216
Genting Malaysia Bhd.	46,476,290	50,164
IJM Corp. Bhd.	52,171,500	43,447
PPB Group Bhd.	10,020,508	40,134
Gamuda Bhd.	33,782,616	37,230

AMMB Holdings Bhd.	31,728,558	33,412
British American Tobacco Malaysia Bhd.	2,355,887	32,876
YTL Corp. Bhd.	86,996,156	32,755
Hong Leong Bank Bhd.	10,100,700	31,903
Petronas Dagangan Bhd.	4,966,300	30,557
Telekom Malaysia Bhd.	18,762,840	29,453
SapuraKencana Petroleum Bhd.	61,539,262	28,183
2 Astro Malaysia Holdings Bhd.	32,968,600	22,197
Malaysia Airports Holdings Bhd.	14,171,300	19,834
UMW Holdings Bhd.	11,029,420	18,685
IOI Properties Group Bhd.	33,751,294	17,377
Westports Holdings Bhd.	17,449,424	17,092
RHB Capital Bhd.	12,032,135	15,821
Lafarge Malaysia Bhd.	7,103,820	15,710
YTL Power International Bhd.	43,935,668	15,567
Alliance Financial Group Bhd.	18,307,517	15,050
Bumi Armada Bhd.	55,370,940	13,956
KLCCP Stapled Group	7,692,400	13,005
Hong Leong Financial Group Bhd.	3,842,715	12,809
Felda Global Ventures Holdings Bhd.	29,454,757	12,271
SP Setia Bhd Group	15,302,324	10,689
Berjaya Sports Toto Bhd.	13,737,698	10,354
MMC Corp. Bhd.	14,790,700	6,613
AirAsia Bhd.	19,064,148	6,553
UEM Sunrise Bhd.	23,660,200	5,650
Cahya Mata Sarawak Bhd.	3,294,100	4,104
Sunway REIT	11,174,100	3,957
Dialog Group Bhd.	8,435,800	3,223
Top Glove Corp. Bhd.	2,221,500	2,906
TIME dotCom Bhd.	1,537,400	2,828
HAP Seng Consolidated Bhd.	1,527,000	2,649
WCT Holdings Bhd.	6,608,100	2,635
Kossan Rubber Industries	1,449,000	2,482
Hartalega Holdings Bhd.	1,755,000	2,283
My EG Services Bhd.	4,005,500	2,214
Mah Sing Group Bhd.	7,000,300	2,161
* Parkson Holdings Bhd.	6,504,587	1,531
BIMB Holdings Bhd.	1,823,400	1,529
* Malaysia Marine and Heavy Engineering Holdings Bhd.	6,575,735	1,528
Kulim Malaysia Bhd.	1,634,900	1,493
Bursa Malaysia Bhd.	623,900	1,257
Sunway Bhd.	1,687,600	1,200
Gas Malaysia Bhd.	2,000,000	1,129
KPJ Healthcare Bhd.	1,015,600	1,059
Berjaya Auto Bhd.	1,371,400	718
Genting Plantations Bhd.	248,500	684
Unisem M Bhd.	1,259,300	596
QL Resources Bhd.	499,100	548
Malakoff Corp. Bhd.	1,316,900	515
Muhibbah Engineering M Bhd.	927,500	509
Malaysia Building Society Bhd.	1,253,900	438
Media Prima Bhd.	1,334,600	412
Datasonic Group Bhd.	1,361,900	399
Supermax Corp. Bhd.	542,800	389
Yinson Holdings Bhd.	572,900	377
* Mudajaya Group Bhd.	1,277,400	372
Inari Amertron Bhd.	456,300	356

Berjaya Corp. Bhd.	3,717,900	328
Puncak Niaga Holdings Bhd.	1,111,800	301
Pos Malaysia Bhd.	529,600	288
TA Enterprise Bhd.	2,264,300	284
* Eastern & Oriental Bhd.	775,000	272
Malaysian Resources Corp. Bhd.	774,500	219
* Eco World Development Group Bhd.	666,000	207
Press Metal Bhd.	381,300	172
DRB-Hicom Bhd.	654,300	164
Pavilion REIT	388,200	149
Capitaland Malaysia Mall Trust	382,500	133
* AirAsia X Bhd.	2,151,600	128
UOA Development Bhd.	175,000	87
OSK Holdings Bhd.	232,600	86
* Scomi Group Bhd.	2,067,100	80
Wah Seong Corp. Bhd.	302,200	62
* Mulpha International Bhd.	759,400	46
* MPHB Capital Bhd.	97,600	34
* KNM Group Bhd.	248,700	30
Coastal Contracts Bhd.	62,400	25
		2,154,819
Mexico (5.4%)
Fomento Economico Mexicano SAB de CV	34,186,928	323,836
America Movil SAB de CV	447,143,768	315,308
Wal-Mart de Mexico SAB de CV	88,577,927	222,596
Grupo Televisa SAB	41,589,115	220,399
Grupo Financiero Banorte SAB de CV	35,859,652	187,090
Grupo Mexico SAB de CV Class B	61,329,982	118,922
* Cemex SAB de CV	205,272,198	92,803
* Grupo Bimbo SAB de CV Class A	29,859,103	83,399
Alfa SAB de CV Class A	44,547,765	82,819
Fibra Uno Administracion SA de CV	39,182,634	78,548
Grupo Financiero Inbursa SAB de CV	32,342,998	51,962
Grupo Aeroportuario del Sureste SAB de CV Class B	3,627,075	49,584
Coca-Cola Femsa SAB de CV	6,845,894	48,123
Grupo Aeroportuario del Pacifico SAB de CV Class B	5,437,200	45,667
Gruma SAB de CV Class B	2,681,977	40,634
Promotora y Operadora de Infraestructura SAB de CV	3,255,627	37,202
Mexichem SAB de CV	17,853,875	36,834
Grupo Financiero Santander Mexico SAB de CV Class B	23,663,636	36,426
El Puerto de Liverpool SAB de CV	2,808,989	33,508
Kimberly-Clark de Mexico SAB de CV Class A	13,656,252	32,647
Gentera SAB de CV	18,040,329	32,266
Grupo Carso SAB de CV	7,599,913	30,550
Alsea SAB de CV	8,541,310	30,233
Arca Continental SAB de CV	4,290,806	25,646
Megacable Holdings SAB de CV	5,144,908	18,860
Industrias Penoles SAB de CV	1,977,818	18,755
Grupo Lala SAB de CV	7,669,971	18,167
* Telesites SAB de CV	23,037,483	13,984
Grupo Comercial Chedraui SA de CV	4,954,618	12,951
Infraestructura Energetica Nova SAB de CV	3,214,014	12,579
* OHL Mexico SAB de CV	12,251,112	11,395
Grupo Elektra SAB DE CV	559,582	10,521
Industrias Bachoco SAB de CV Class B	2,645,389	9,544
* Organizacion Soriana SAB de CV Class B	4,354,244	9,423
* Genomma Lab Internacional SAB de CV Class B	13,025,118	8,761

Grupo Sanborns SAB de CV	6,705,718	8,729
* Industrias CH SAB de CV Class B	2,789,498	8,162
Promotora y Operadora de Infraestructura SAB de CV Class L	748,700	7,405
Alpek SAB de CV	5,271,121	6,771
Concentradora Fibra Danhos SA de CV	3,641,214	6,767
* La Comer SAB de CV	7,455,500	6,626
Grupo Aeroportuario del Centro Norte SAB de CV Class B	1,315,900	6,123
Mexico Real Estate Management SA de CV	4,592,379	5,426
PLA Administradora Industrial S de RL de CV	3,213,900	5,135
Prologis Property Mexico SA de CV	3,049,631	4,412
Grupo Financiero Interacciones SA de CV	739,600	3,970
Bolsa Mexicana de Valores SAB de CV	2,842,070	3,863
Corp Inmobiliaria Vesta SAB de CV	2,568,022	3,685
Credito Real SAB de CV SOFOM ER	1,743,500	3,666
* Minera Frisco SAB de CV	7,924,676	3,504
* Hoteles City Express SAB de CV	2,508,817	2,964
Banregio Grupo Financiero SAB de CV	619,600	2,910
Grupo Herdez SAB de CV	1,154,487	2,759
* Qualitas Controladora SAB de CV	1,468,600	1,627
* Controladora Vuela Cia de Aviacion SAB de CV Class A	639,902	1,084
TV Azteca SAB de CV	8,067,478	912
* Grupo Rotoplas SAB de CV	578,900	911
* Empresas ICA SAB de CV	2,566,659	689
* Grupo Aeromexico SAB de CV	216,412	472
Concentradora Fibra Hotelera Mexicana SA de CV	591,301	448
Consorcio ARA SAB de CV	116,200	34
* Arca Continental SAB de CV Rights Expire 02/18/2016	229,842	—
		2,500,996
Pakistan (0.0%)
Oil & Gas Development Co. Ltd.	4,480,499	4,666
Hub Power Co. Ltd.	2,165,756	2,105
DG Khan Cement Co. Ltd.	810,514	1,225
United Bank Ltd.	866,348	1,189
Engro Corp. Ltd.	449,031	1,137
Pakistan Petroleum Ltd.	975,578	1,086
Fauji Fertilizer Co. Ltd.	985,035	1,044
Pakistan Oilfields Ltd.	412,000	839
Lucky Cement Ltd.	22,369	104
Pakistan State Oil Co. Ltd.	30,599	94
National Bank of Pakistan	26,500	13
Kot Addu Power Co. Ltd.	8,532	6
		13,508
Peru (0.2%)
Credicorp Ltd. (New York Shares)	504,831	51,170
Credicorp Ltd.	357,268	36,030
* Cia de Minas Buenaventura SAA ADR	2,931,696	11,727
* Cia de Minas Buenaventura SAA	461,011	1,793
		100,720
Philippines (1.9%)
SM Investments Corp.	5,151,884	90,104
Philippine Long Distance Telephone Co.	1,345,845	62,887
Ayala Land Inc.	92,551,129	61,417
Universal Robina Corp.	14,185,000	57,696
Ayala Corp.	3,898,457	55,828
SM Prime Holdings Inc.	123,494,697	55,239
JG Summit Holdings Inc.	36,436,940	51,441

BDO Unibank Inc.	23,344,192	50,211
Bank of the Philippine Islands	26,687,255	49,204
Aboitiz Equity Ventures Inc.	37,219,000	45,762
Manila Electric Co.	5,028,796	32,795
Metropolitan Bank & Trust Co.	21,009,110	31,392
Jollibee Foods Corp.	6,722,589	29,053
GT Capital Holdings Inc.	993,586	27,014
Aboitiz Power Corp.	27,101,626	23,723
Alliance Global Group Inc.	67,933,234	21,137
Globe Telecom Inc.	495,093	19,454
International Container Terminal Services Inc.	13,281,340	17,011
DMCI Holdings Inc.	68,203,950	16,406
LT Group Inc.	47,023,927	15,721
Megaworld Corp.	194,037,213	14,639
Semirara Mining & Power Corp. Class A	5,020,392	12,561
Energy Development Corp.	99,335,653	11,498
Emperador Inc.	33,166,800	5,120
Petron Corp.	37,067,300	5,083
Bloomberry Resorts Corp.	46,629,972	4,031
Metro Pacific Investments Corp.	27,012,100	3,134
Robinsons Land Corp.	5,921,700	3,120
Manila Water Co. Inc.	5,379,700	2,749
Travellers International Hotel Group Inc.	28,721,400	2,330
Puregold Price Club Inc.	3,270,700	2,266
First Gen Corp.	5,825,700	2,258
Security Bank Corp.	740,190	2,212
Cebu Air Inc.	1,174,950	1,905
D&L Industries Inc.	10,000,000	1,707
First Philippine Holdings Corp.	1,339,460	1,572
Filinvest Land Inc.	47,213,000	1,471
Vista Land & Lifescapes Inc.	16,285,805	1,285
Robinsons Retail Holdings Inc.	871,850	1,086
Belle Corp.	20,788,000	1,039
Cosco Capital Inc.	4,654,500	722
Nickel Asia Corp.	8,303,800	720
Lopez Holdings Corp.	4,752,600	519
* Melco Crown Philippines Resorts Corp.	4,926,000	236
* Atlas Consolidated Mining & Development Corp.	2,024,000	171
Philex Mining Corp.	746,000	64
		896,993
Poland (1.5%)
* Powszechna Kasa Oszczednosci Bank Polski SA	13,618,802	82,479
^ Polski Koncern Naftowy ORLEN SA	5,100,849	78,227
Powszechny Zaklad Ubezpieczen SA	8,899,449	70,910
Bank Pekao SA	2,055,378	69,154
PGE Polska Grupa Energetyczna SA	11,437,599	38,876
Polskie Gornictwo Naftowe i Gazownictwo SA	27,873,986	35,575
KGHM Polska Miedz SA	2,152,522	30,471
* Bank Zachodni WBK SA	458,221	29,386
LPP SA	20,526	27,041
* Grupa Azoty SA	770,875	19,548
* Cyfrowy Polsat SA	3,504,660	18,506
Asseco Poland SA	1,303,177	17,978
Orange Polska SA	10,897,848	17,340
Energa SA	5,140,698	17,088
Eurocash SA	1,260,978	17,071
* mBank SA	198,557	15,395

*,^ Bank Millennium SA		10,162,898	13,467
*	Alior Bank SA	806,533	11,936
^	CCC SA	381,232	11,179
	Tauron Polska Energia SA	16,298,177	10,854
*,^ Grupa Lotos SA		1,624,944	10,215
	Enea SA	3,498,985	10,093
	Bank Handlowy w Warszawie SA	499,323	9,179
	Synthos SA	6,850,122	6,503
	Kernel Holding SA	244,702	2,698
*,^ Getin Noble Bank SA		17,626,286	1,953
*	CD Projekt Red SA	275,324	1,561
	PKP Cargo SA	126,168	1,514
	Budimex SA	29,158	1,374
	Warsaw Stock Exchange	126,421	1,072
*	Ciech SA	51,794	993
*	Neuca SA	12,309	985
*	Globe Trade Centre SA	422,124	716
^	Lubelski Wegiel Bogdanka SA	63,738	481
*,^ Jastrzebska Spolka Weglowa SA		215,232	466
	Boryszew SA	387,822	409
*	Integer.pl SA	17,367	322
*	Getin Holding SA	925,849	304
			683,319
Russia (4.3%)
	Sberbank of Russia PJSC	171,947,955	221,118
	Magnit PJSC GDR	4,421,332	173,522
	Gazprom PAO ADR	44,109,447	159,361
	Gazprom PAO	85,443,353	155,161
	Lukoil PJSC ADR	4,508,774	151,810
	Lukoil PJSC	3,145,383	107,425
	Novatek OAO GDR	1,014,622	88,177
	Surgutneftegas OAO Preference Shares	123,441,248	75,305
	NOVATEK OAO	7,824,408	66,491
	AK Transneft OAO Preference Shares	25,257	63,461
*	Tatneft PAO ADR	2,311,836	63,115
	VTB Bank PJSC	58,129,231,072	56,866
	Mobile TeleSystems PJSC ADR	7,394,679	51,763
	MMC Norilsk Nickel PJSC ADR	4,384,493	50,802
	Surgutneftegas OAO ADR	9,156,072	44,729
	Rosneft OAO GDR	11,728,549	42,144
	Tatneft OAO	8,951,972	40,438
	MMC Norilsk Nickel PJSC	315,772	37,090
	Moscow Exchange MICEX-RTS OAO	22,324,367	28,504
	Rosneft OAO	6,628,175	24,018
	Alrosa PAO	28,264,526	23,160
2	VTB Bank PJSC GDR	11,658,643	21,979
	Severstal PAO	2,585,109	21,311
	Rostelecom PJSC	18,484,608	21,199
	RusHydro PJSC	2,225,802,613	19,201
	MegaFon PJSC GDR	1,390,892	16,694
	PhosAgro OAO GDR	1,288,411	15,330
	Surgutneftegas OAO	27,603,149	13,392
*	Uralkali PJSC	5,783,454	13,252
	Novolipetsk Steel AO GDR	1,354,345	11,774
	Sistema JSFC GDR	1,951,738	11,035
	Bashneft PAO	400,000	10,710
	E.ON Russia JSC	256,056,379	10,328

* Bashneft PAO Preference Shares	329,806	7,583
Magnitogorsk Iron & Steel Works OJSC	24,237,382	6,148
Inter RAO UES PJSC	321,488,141	5,721
Acron JSC	117,629	5,580
* Tatneft PAO Preference Shares	2,085,960	5,127
* Aeroflot - Russian Airlines OJSC	7,265,564	4,868
Federal Grid Co. Unified Energy System JSC	5,240,625,478	4,079
LSR Group PJSC GDR	2,402,397	3,875
* Rosseti PJSC	574,645,107	3,440
TMK PAO GDR	397,921	1,095
* DIXY Group PJSC	245,032	911
M Video OJSC	249,594	864
Mobile TeleSystems PJSC	278,073	836
Severstal PAO GDR	70,821	575
* Mechel	662,598	538
* Sollers PAO	76,039	424
Mosenergo OAO	28,759,534	325
OGK-2 PAO	97,144,880	283
* Raspadskaya OAO	610,529	204
Novolipetsk Steel OJSC	180,757	157
		1,963,298
South Africa (8.2%)
Naspers Ltd.	6,505,455	822,115
MTN Group Ltd.	27,677,293	244,582
Sasol Ltd.	8,730,120	229,659
* Steinhoff International Holdings NV	38,906,428	186,875
FirstRand Ltd.	47,472,859	134,675
Standard Bank Group Ltd.	18,719,884	133,285
Remgro Ltd.	7,533,172	119,461
Bidvest Group Ltd.	5,043,815	116,477
Sanlam Ltd.	27,358,713	100,744
Woolworths Holdings Ltd.	14,337,744	84,833
Aspen Pharmacare Holdings Ltd.	4,853,641	82,634
Shoprite Holdings Ltd.	6,793,531	62,730
Mediclinic International Ltd.	7,929,261	60,294
Growthpoint Properties Ltd.	39,286,855	56,653
* AngloGold Ashanti Ltd.	6,364,267	54,949
^ Brait SE	5,200,443	54,202
Netcare Ltd.	23,316,240	49,612
Vodacom Group Ltd.	5,088,148	46,683
Tiger Brands Ltd.	2,501,638	45,965
Barclays Africa Group Ltd.	4,904,858	44,740
Gold Fields Ltd.	12,194,393	41,846
Truworths International Ltd.	6,648,757	41,294
Discovery Ltd.	4,916,763	40,084
Redefine Properties Ltd.	66,351,967	39,839
* Sappi Ltd.	8,540,414	38,903
Mr Price Group Ltd.	3,654,935	37,720
RMB Holdings Ltd.	10,237,765	36,568
^ Life Healthcare Group Holdings Ltd.	16,502,056	36,451
Nedbank Group Ltd.	2,986,757	35,481
SPAR Group Ltd.	2,771,377	32,048
Mondi Ltd.	1,894,012	31,340
* Resilient REIT Ltd.	4,059,748	30,324
Sibanye Gold Ltd.	11,399,699	25,374
Investec Ltd.	3,885,790	25,291
AVI Ltd.	5,017,637	25,176

^	Capitec Bank Holdings Ltd.	812,698	24,751
	Hyprop Investments Ltd.	3,834,527	24,484
^	Foschini Group Ltd.	3,024,039	23,600
	MMI Holdings Ltd.	15,662,861	22,437
	Clicks Group Ltd.	3,886,961	21,292
	Imperial Holdings Ltd.	2,570,153	19,738
*,^ Impala Platinum Holdings Ltd.		9,375,867	19,587
	Telkom SA SOC Ltd.	4,798,967	19,437
*	Fortress Income Fund Ltd.	8,540,351	18,657
^	Pioneer Foods Group Ltd.	2,091,816	17,457
	PSG Group Ltd.	1,463,336	16,844
	Coronation Fund Managers Ltd.	4,185,201	16,135
	EOH Holdings Ltd.	1,815,766	15,398
	Barloworld Ltd.	3,349,743	15,008
	Pick n Pay Stores Ltd.	3,641,570	13,476
*	Anglo American Platinum Ltd.	915,365	13,451
*,^ Harmony Gold Mining Co. Ltd.		6,691,411	12,293
	Liberty Holdings Ltd.	1,619,916	11,415
	Nampak Ltd.	9,221,760	11,402
	JSE Ltd.	1,337,319	10,897
*	Northam Platinum Ltd.	5,455,924	10,861
	Tongaat Hulett Ltd.	1,907,866	10,720
*	Attacq Ltd.	9,940,360	10,572
	Reunert Ltd.	2,542,032	10,283
	AECI Ltd.	1,919,713	10,042
	Massmart Holdings Ltd.	1,699,840	9,708
	Sun International Ltd.	1,626,855	8,016
^	DataTec Ltd.	3,004,887	7,979
	Distell Group Ltd.	784,991	7,839
	Omnia Holdings Ltd.	1,046,634	7,757
^	Exxaro Resources Ltd.	1,991,420	7,706
	Santam Ltd.	608,080	6,840
	Pick n Pay Holdings Ltd.	4,278,065	6,689
	Wilson Bayly Holmes-Ovcon Ltd.	976,111	6,611
*	Fortress Income Fund Ltd. Class A	6,898,131	6,323
	PPC Ltd.	7,263,917	6,023
	Tsogo Sun Holdings Ltd.	3,716,526	5,312
	African Rainbow Minerals Ltd.	1,415,009	5,129
	Illovo Sugar Ltd.	3,964,880	4,703
	Grindrod Ltd.	7,428,278	4,641
	Alexander Forbes Group Holdings Ltd.	12,041,674	4,062
^	Murray & Roberts Holdings Ltd.	7,177,241	3,586
	Assore Ltd.	526,945	2,741
	Adcock Ingram Holdings Ltd.	949,762	2,345
	SA Corporate Real Estate Fund Nominees Pty Ltd.	8,026,184	2,203
*	Super Group Ltd.	843,971	2,074
	Peregrine Holdings Ltd.	1,170,832	2,017
*	Royal Bafokeng Platinum Ltd.	1,121,750	2,004
	Famous Brands Ltd.	268,912	1,972
	Oceana Group Ltd.	257,738	1,817
	City Lodge Hotels Ltd.	193,989	1,782
^	Lewis Group Ltd.	626,037	1,724
	Astral Foods Ltd.	275,991	1,700
^	Kumba Iron Ore Ltd.	738,045	1,628
	KAP Industrial Holdings Ltd.	4,112,874	1,528
	Cashbuild Ltd.	84,072	1,452
	Emira Property Fund Ltd.	1,327,247	1,288

	Zeder Investments Ltd.	4,172,089	1,258
	Mpact Ltd.	437,423	1,176
*,^ ArcelorMittal South Africa Ltd.		2,984,502	1,143
	Vukile Property Fund Ltd.	1,078,656	1,047
	Blue Label Telecoms Ltd.	1,349,740	1,046
	DRDGOLD Ltd.	3,066,925	861
*	Curro Holdings Ltd.	296,736	796
	Metair Investments Ltd.	466,681	692
	Adcorp Holdings Ltd.	422,496	471
	Raubex Group Ltd.	505,743	447
	Invicta Holdings Ltd.	151,711	388
	Clover Industries Ltd.	381,267	357
*	Consolidated Infrastructure Group Ltd.	200,458	340
	Group Five Ltd.	325,820	324
*	Aveng Ltd.	1,660,336	250
*	Pinnacle Holdings Ltd.	374,895	242
*	Adbee Rf Ltd.	86,074	148
	Hudaco Industries Ltd.	17,169	108
	Merafe Resources Ltd.	1,749,967	83
*	Adcock Ingram Holdings Ltd. Warrants Expires 7/26/2019	73,897	13
*	African Bank Investments Ltd.	23,997,414	—
			3,797,533
Taiwan (15.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	252,443,845	1,087,005
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	25,607,283	572,323
	Hon Hai Precision Industry Co. Ltd.	222,147,108	522,625
	Formosa Plastics Corp.	78,529,616	182,630
	Nan Ya Plastics Corp.	91,586,253	160,271
	Formosa Chemicals & Fibre Corp.	70,881,918	152,976
	MediaTek Inc.	23,232,192	151,101
	Delta Electronics Inc.	33,171,767	140,404
	Cathay Financial Holding Co. Ltd.	127,056,966	138,762
	Uni-President Enterprises Corp.	78,406,783	131,115
	Fubon Financial Holding Co. Ltd.	116,030,336	128,111
	CTBC Financial Holding Co. Ltd.	271,765,959	127,646
	Largan Precision Co. Ltd.	1,606,135	115,278
	Mega Financial Holding Co. Ltd.	168,557,636	107,469
	China Steel Corp.	200,944,385	107,417
	Chunghwa Telecom Co. Ltd.	32,953,913	102,101
	Asustek Computer Inc.	11,423,958	92,615
^	Chunghwa Telecom Co. Ltd. ADR	2,872,864	89,404
	Catcher Technology Co. Ltd.	11,759,463	87,494
	Taiwan Mobile Co. Ltd.	27,916,796	83,996
	Formosa Petrochemical Corp.	30,888,393	76,452
	Advanced Semiconductor Engineering Inc.	66,075,717	70,977
	Pegatron Corp.	30,715,897	70,191
	Quanta Computer Inc.	43,230,165	68,906
	First Financial Holding Co. Ltd.	150,496,410	68,695
	Hotai Motor Co. Ltd.	6,588,000	67,833
	E.Sun Financial Holding Co. Ltd.	124,366,105	64,550
	President Chain Store Corp.	9,470,647	62,625
	China Development Financial Holding Corp.	237,085,649	56,688
	Hua Nan Financial Holdings Co. Ltd.	126,927,959	56,641
	Taiwan Cooperative Financial Holding Co. Ltd.	135,364,756	56,277
	Far EasTone Telecommunications Co. Ltd.	26,861,343	55,516
	Pou Chen Corp.	43,039,531	53,874
	Yuanta Financial Holding Co. Ltd.	167,724,129	52,083

Far Eastern New Century Corp.	67,323,322	48,152
Cheng Shin Rubber Industry Co. Ltd.	30,816,883	47,622
Taishin Financial Holding Co. Ltd.	139,041,607	45,183
Innolux Corp.	157,726,726	45,080
Eclat Textile Co. Ltd.	3,111,600	44,338
Taiwan Cement Corp.	52,688,877	42,385
SinoPac Financial Holdings Co. Ltd.	157,219,284	42,274
Compal Electronics Inc.	69,245,629	40,325
Novatek Microelectronics Corp.	9,355,817	39,223
^ United Microelectronics Corp. ADR	19,895,233	38,995
Lite-On Technology Corp.	36,095,135	38,404
United Microelectronics Corp.	98,295,970	38,303
Chang Hwa Commercial Bank Ltd.	76,040,294	38,106
Inventec Corp.	49,730,489	37,303
Advanced Semiconductor Engineering Inc. ADR	6,642,348	35,537
Foxconn Technology Co. Ltd.	17,862,683	34,603
Advantech Co. Ltd.	5,594,619	33,604
Siliconware Precision Industries Co. Ltd.	21,475,906	33,258
* Inotera Memories Inc.	38,022,000	32,772
Asia Cement Corp.	39,439,529	31,023
Giant Manufacturing Co. Ltd.	4,598,721	30,367
HTC Corp.	11,629,925	27,817
Feng TAY Enterprise Co. Ltd.	4,715,777	25,365
AU Optronics Corp.	92,924,669	24,165
Shin Kong Financial Holding Co. Ltd.	124,936,583	23,986
Teco Electric and Machinery Co. Ltd.	30,336,000	23,815
Wistron Corp.	39,945,968	22,699
Hermes Microvision Inc.	901,369	22,325
^ Siliconware Precision Industries Co. Ltd. ADR	2,850,106	21,860
Vanguard International Semiconductor Corp.	14,389,000	20,657
Chicony Electronics Co. Ltd.	9,815,885	20,382
Synnex Technology International Corp.	21,388,055	20,118
Realtek Semiconductor Corp.	7,806,241	19,422
* Acer Inc.	49,383,632	17,137
* Taiwan Business Bank	70,158,872	16,954
Formosa Taffeta Co. Ltd.	18,323,868	16,348
Taiwan Fertilizer Co. Ltd.	12,309,100	15,591
* Eva Airways Corp.	29,225,242	15,389
* China Airlines Ltd.	40,486,050	13,783
* Walsin Lihwa Corp.	62,089,770	13,343
Eternal Materials Co. Ltd.	13,449,697	13,084
^ AU Optronics Corp. ADR	5,106,983	12,972
Taiwan Secom Co. Ltd.	4,624,805	12,910
Epistar Corp.	15,107,732	12,856
Transcend Information Inc.	4,711,981	12,765
Yulon Motor Co. Ltd.	13,918,584	12,385
Capital Securities Corp.	42,177,422	11,041
Evergreen Marine Corp. Taiwan Ltd.	27,233,358	9,546
China Life Insurance Co. Ltd.	13,389,000	9,509
Far Eastern International Bank	33,834,493	9,443
Feng Hsin Steel Co. Ltd.	7,905,310	8,872
TPK Holding Co. Ltd.	4,249,667	8,787
Unimicron Technology Corp.	21,153,754	8,493
* Taiwan Glass Industry Corp.	22,898,551	8,231
Cheng Uei Precision Industry Co. Ltd.	6,418,473	8,224
China Motor Corp.	12,070,000	7,666
* Macronix International	64,408,541	7,621

Nanya Technology Corp.	6,209,246	7,457
Wan Hai Lines Ltd.	13,171,450	7,022
YFY Inc.	22,337,000	6,792
Oriental Union Chemical Corp.	11,517,000	6,718
Cathay Real Estate Development Co. Ltd.	16,705,000	6,499
Chailease Holding Co. Ltd.	3,703,000	5,905
* Yang Ming Marine Transport Corp.	24,683,195	5,886
U-Ming Marine Transport Corp.	7,924,356	5,885
Highwealth Construction Corp.	6,179,000	5,738
WPG Holdings Ltd.	5,587,000	5,440
Powertech Technology Inc.	2,571,000	5,400
President Securities Corp.	13,813,000	5,233
Ton Yi Industrial Corp.	11,405,000	5,045
Chroma ATE Inc.	2,376,000	4,718
Airtac International Group	925,000	4,408
Zhen Ding Technology Holding Ltd.	2,046,000	4,349
Poya International Co. Ltd.	464,000	4,273
Merida Industry Co. Ltd.	951,000	4,206
Nan Ya Printed Circuit Board Corp.	4,083,521	4,041
Ruentex Development Co. Ltd.	3,315,000	3,835
Yageo Corp.	2,382,000	3,760
Richtek Technology Corp.	636,000	3,679
Ruentex Industries Ltd.	2,196,000	3,607
Makalot Industrial Co. Ltd.	492,000	3,323
Win Semiconductors Corp.	2,078,000	3,312
CTCI Corp.	2,856,000	3,166
Standard Foods Corp.	1,299,000	3,118
Chin-Poon Industrial Co. Ltd.	1,953,000	3,090
St. Shine Optical Co. Ltd.	158,000	3,068
Yulon Nissan Motor Co. Ltd.	416,188	2,965
Kenda Rubber Industrial Co. Ltd.	2,072,000	2,948
King Slide Works Co. Ltd.	222,000	2,885
Tripod Technology Corp.	1,665,000	2,749
Simplo Technology Co. Ltd.	892,000	2,700
King's Town Bank Co. Ltd.	4,237,000	2,681
King Yuan Electronics Co. Ltd.	4,008,000	2,671
Phison Electronics Corp.	365,000	2,655
* Winbond Electronics Corp.	9,845,000	2,625
eMemory Technology Inc.	225,000	2,621
Micro-Star International Co. Ltd.	2,011,000	2,552
WT Microelectronics Co. Ltd.	2,375,000	2,471
Radiant Opto-Electronics Corp.	1,218,000	2,381
PChome Online Inc.	262,000	2,376
* Ta Chong Bank Ltd.	6,085,000	2,355
Lung Yen Life Service Corp.	1,358,000	2,348
Chipbond Technology Corp.	1,630,000	2,311
Test Research Inc.	1,682,000	2,310
Accton Technology Corp.	2,241,000	2,301
Hota Industrial Manufacturing Co. Ltd.	547,000	2,299
Flytech Technology Co. Ltd.	752,000	2,285
Voltronic Power Technology Corp.	146,000	2,271
Formosa International Hotels Corp.	344,000	2,235
Tung Thih Electronic Co. Ltd.	192,000	2,172
Sporton International Inc.	358,905	2,161
Taichung Commercial Bank Co. Ltd.	7,814,000	2,159
Clevo Co.	2,201,000	2,091
Hiwin Technologies Corp.	554,000	2,046

Sino-American Silicon Products Inc.	1,534,000	1,964
Greatek Electronics Inc.	1,866,000	1,930
Wistron NeWeb Corp.	757,000	1,929
* Orient Semiconductor Electronics Ltd.	5,464,000	1,825
Taiwan PCB Techvest Co. Ltd.	1,931,000	1,822
Depo Auto Parts Ind Co. Ltd.	529,000	1,812
Cub Elecparts Inc.	154,000	1,771
Everlight Electronics Co. Ltd.	1,056,000	1,767
Yungtay Engineering Co. Ltd.	1,353,000	1,764
Taiwan Paiho Ltd.	702,000	1,756
China Steel Chemical Corp.	541,000	1,754
OptoTech Corp.	5,707,000	1,717
Coretronic Corp.	2,159,000	1,697
* LCY Chemical Corp.	1,839,000	1,690
TSRC Corp.	2,357,000	1,684
Parade Technologies Ltd.	209,000	1,664
Pihsiang Machinery Manufacturing Co. Ltd.	787,000	1,656
Holtek Semiconductor Inc.	1,113,000	1,651
* Sanyang Motor Co. Ltd.	2,575,000	1,641
Ginko International Co. Ltd.	138,000	1,639
* China Petrochemical Development Corp.	6,825,000	1,636
YungShin Global Holding Corp.	1,150,000	1,631
Taiwan Surface Mounting Technology Corp.	1,947,000	1,628
TXC Corp.	1,542,000	1,627
* Nan Kang Rubber Tire Co. Ltd.	1,944,000	1,594
Compeq Manufacturing Co. Ltd.	2,764,000	1,591
TTY Biopharm Co. Ltd.	448,000	1,577
AmTRAN Technology Co. Ltd.	3,403,000	1,572
Silergy Corp.	123,000	1,565
* Asia Pacific Telecom Co. Ltd.	4,581,000	1,560
Kinsus Interconnect Technology Corp.	741,000	1,558
Cheng Loong Corp.	4,755,000	1,557
Taiwan FamilyMart Co. Ltd.	251,000	1,516
Elan Microelectronics Corp.	1,183,000	1,510
Mercuries Life Insurance Co. Ltd.	2,866,139	1,498
* Taiwan Styrene Monomer	2,848,000	1,456
* Tatung Co. Ltd.	9,274,000	1,450
Sigurd Microelectronics Corp.	2,228,000	1,411
Posiflex Technology Inc.	296,000	1,408
Taiwan Hon Chuan Enterprise Co. Ltd.	1,036,000	1,402
Grape King Bio Ltd.	253,000	1,388
Far Eastern Department Stores Ltd.	2,734,000	1,374
Casetek Holdings Ltd.	260,000	1,349
Global Mixed Mode Technology Inc.	769,000	1,343
Taiwan Land Development Corp.	4,289,000	1,332
TA Chen Stainless Pipe	3,076,000	1,332
Taiwan TEA Corp.	3,243,000	1,331
Wah Lee Industrial Corp.	1,020,000	1,328
Lite-On Semiconductor Corp.	1,894,000	1,319
Tong Yang Industry Co. Ltd.	945,000	1,313
Sercomm Corp.	535,000	1,311
Formosan Rubber Group Inc.	2,541,000	1,300
FLEXium Interconnect Inc.	538,000	1,296
China Bills Finance Corp.	3,774,000	1,295
Ardentec Corp.	1,982,000	1,293
Neo Solar Power Corp.	1,963,000	1,290
Gigabyte Technology Co. Ltd.	1,232,000	1,276

Huaku Development Co. Ltd.	798,000	1,271
BES Engineering Corp.	6,822,000	1,270
Adlink Technology Inc.	606,790	1,267
Great Wall Enterprise Co. Ltd.	2,098,000	1,263
United Integrated Services Co. Ltd.	961,000	1,244
Shin Zu Shing Co. Ltd.	329,000	1,229
Lien Hwa Industrial Corp.	2,180,000	1,229
Taiwan Acceptance Corp.	592,000	1,225
A-DATA Technology Co. Ltd.	1,155,000	1,224
Tong Hsing Electronic Industries Ltd.	568,000	1,202
* Motech Industries Inc.	971,000	1,185
Rechi Precision Co. Ltd.	1,604,000	1,169
Visual Photonics Epitaxy Co. Ltd.	759,000	1,166
Sincere Navigation Corp.	1,972,000	1,157
Topco Scientific Co. Ltd.	720,000	1,155
Advanced Wireless Semiconductor Co.	479,000	1,155
Toung Loong Textile Manufacturing	411,000	1,154
* Yeong Guan Energy Technology Group Co. Ltd.	182,000	1,150
Sonix Technology Co. Ltd.	1,069,000	1,145
Zeng Hsing Industrial Co. Ltd.	260,000	1,114
Syncmold Enterprise Corp.	790,000	1,096
Gigasolar Materials Corp.	54,000	1,095
Elite Advanced Laser Corp.	285,000	1,092
Elite Material Co. Ltd.	628,000	1,092
San Shing Fastech Corp.	559,000	1,074
Namchow Chemical Industrial Co. Ltd.	580,000	1,059
YC INOX Co. Ltd.	1,836,000	1,052
Tainan Spinning Co. Ltd.	2,554,000	1,044
Chlitina Holding Ltd.	105,000	1,035
GeoVision Inc.	477,000	1,025
Cleanaway Co. Ltd.	204,000	1,015
Global Unichip Corp.	512,000	999
Sinbon Electronics Co. Ltd.	535,000	994
Taiwan Cogeneration Corp.	1,431,000	994
Dynapack International Technology Corp.	707,000	984
Masterlink Securities Corp.	3,649,000	969
Gourmet Master Co. Ltd.	145,000	969
Taiwan Shin Kong Security Co. Ltd.	834,000	964
ITE Technology Inc.	1,172,000	963
China Synthetic Rubber Corp.	1,391,000	962
* Ritek Corp.	11,929,000	960
Test Rite International Co. Ltd.	1,585,000	947
Xxentria Technology Materials Corp.	365,000	946
Firich Enterprises Co. Ltd.	393,000	944
Waterland Financial Holdings Co. Ltd.	4,335,000	944
* Wei Chuan Foods Corp.	1,774,000	940
Mitac Holdings Corp.	1,382,000	937
Pan Jit International Inc.	2,318,000	935
KEE TAI Properties Co. Ltd.	2,195,000	930
Taiyen Biotech Co. Ltd.	936,000	918
* Gintech Energy Corp.	941,000	914
IEI Integration Corp.	760,000	913
Long Bon International Co. Ltd.	1,661,000	908
Qisda Corp.	2,985,000	905
Wowprime Corp.	211,000	884
PharmaEngine Inc.	126,000	876
* Gigastorage Corp.	893,000	870

Walsin Technology Corp.	1,533,000	869
Prince Housing & Development Corp.	3,119,000	866
Sunplus Technology Co. Ltd.	2,576,000	859
USI Corp.	2,203,000	855
Zinwell Corp.	502,000	844
Tong-Tai Machine & Tool Co. Ltd.	1,184,000	842
Tung Ho Steel Enterprise Corp.	1,659,000	841
International Games System Co. Ltd.	183,000	840
Lealea Enterprise Co. Ltd.	3,113,000	833
Kinik Co.	553,000	832
Taiflex Scientific Co. Ltd.	748,000	817
* CMC Magnetics Corp.	8,315,000	815
* HannStar Display Corp.	6,423,000	812
Farglory Land Development Co. Ltd.	828,000	812
Aten International Co. Ltd.	391,000	802
Sitronix Technology Corp.	268,000	796
Mercuries & Associates Holding Ltd.	1,372,000	794
China Chemical & Pharmaceutical Co. Ltd.	1,375,000	792
Advanced Ceramic X Corp.	136,000	792
Goldsun Building Materials Co. Ltd.	3,426,000	791
* Ennoconn Corp.	73,000	780
ScinoPharm Taiwan Ltd.	514,000	777
Shinkong Synthetic Fibers Corp.	2,965,000	770
Asia Polymer Corp.	1,407,000	764
Getac Technology Corp.	1,241,000	753
Faraday Technology Corp.	561,000	751
Taiwan Semiconductor Co. Ltd.	763,000	750
* E Ink Holdings Inc.	1,729,000	750
Brogent Technologies Inc.	90,000	744
* Kinpo Electronics	2,491,000	742
Evergreen International Storage & Transport Corp.	1,897,000	741
XPEC Entertainment Inc.	323,000	729
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	337,000	727
Chung-Hsin Electric & Machinery Manufacturing Corp.	1,416,000	723
UPC Technology Corp.	2,733,000	719
* Swancor Ind Co. Ltd.	150,000	718
* Bizlink Holding Inc.	148,000	716
CyberTAN Technology Inc.	1,116,000	716
Cyberlink Corp.	338,000	693
CSBC Corp. Taiwan	1,547,000	692
Hung Sheng Construction Ltd.	1,638,000	689
* AGV Products Corp.	2,830,000	685
Grand Pacific Petrochemical	1,462,000	680
Senao International Co. Ltd.	558,000	669
Long Chen Paper Co. Ltd.	2,199,000	661
Unizyx Holding Corp.	1,623,000	648
Elitegroup Computer Systems Co. Ltd.	1,087,000	644
* Asia Optical Co. Inc.	683,000	639
ITEQ Corp.	895,000	637
Federal Corp.	1,414,000	635
Systex Corp.	410,000	633
Chong Hong Construction Co. Ltd.	487,000	627
Unitech Printed Circuit Board Corp.	1,779,000	621
Career Technology MFG. Co. Ltd.	944,000	619
* Concord Securities Co. Ltd.	2,960,000	619
China Metal Products	794,000	603
Universal Cement Corp.	981,000	602

MIN AIK Technology Co. Ltd.	396,000	595
Ability Enterprise Co. Ltd.	1,004,491	595
* D-Link Corp.	1,894,000	592
Merry Electronics Co. Ltd.	350,000	591
* Li Peng Enterprise Co. Ltd.	2,441,000	583
Solar Applied Materials Technology Co.	1,052,000	574
Chimei Materials Technology Corp.	997,000	574
* E-Ton Solar Tech Co. Ltd.	1,648,000	562
* Microbio Co. Ltd.	749,000	562
Yieh Phui Enterprise Co. Ltd.	2,553,000	559
* Ho Tung Chemical Corp.	2,689,000	557
Darfon Electronics Corp.	1,045,000	545
Shih Wei Navigation Co. Ltd.	1,558,000	534
* Taigen Biopharmaceuticals Holdings Ltd.	627,000	532
* TWi Pharmaceuticals Inc.	110,000	528
Asia Vital Components Co. Ltd.	623,000	527
Darwin Precisions Corp.	2,046,000	525
Nan Liu Enterprise Co. Ltd.	116,000	524
Rich Development Co. Ltd.	1,980,000	521
Everlight Chemical Industrial Corp.	839,000	518
* China Man-Made Fiber Corp.	2,082,000	512
Pan-International Industrial Corp.	1,404,000	511
CHC Healthcare Group	301,899	510
Jih Sun Financial Holdings Co. Ltd.	2,464,000	504
Globe Union Industrial Corp.	1,174,000	500
WUS Printed Circuit Co. Ltd.	631,000	498
Radium Life Tech Co. Ltd.	1,583,000	487
FocalTech Systems Co. Ltd.	569,000	485
Huang Hsiang Construction Corp.	790,000	481
* Genesis Photonics Inc.	1,976,000	480
Lingsen Precision Industries Ltd.	1,925,000	475
Pixart Imaging Inc.	210,000	475
* Center Laboratories Inc.	238,000	473
Holy Stone Enterprise Co. Ltd.	484,000	472
* Green Energy Technology Inc.	699,000	462
Sunrex Technology Corp.	1,031,623	455
* Eastern Media International Corp.	2,322,000	452
Primax Electronics Ltd.	388,000	449
ACES Electronic Co. Ltd.	500,000	447
FSP Technology Inc.	700,120	444
* Shining Building Business Co. Ltd.	1,545,000	438
Jentech Precision Industrial Co. Ltd.	353,000	435
Tyntek Corp.	987,000	430
Infortrend Technology Inc.	810,000	423
Sinyi Realty Inc.	540,000	422
Vivotek Inc.	172,000	421
Gloria Material Technology Corp.	828,000	421
Lextar Electronics Corp.	873,000	417
* Taiwan Liposome Co. Ltd.	101,000	416
Solartech Energy Corp.	739,000	416
Microlife Corp.	159,000	410
Ichia Technologies Inc.	861,000	403
Chun Yuan Steel	1,495,000	397
Kuoyang Construction Co. Ltd.	1,250,000	395
Etron Technology Inc.	1,010,000	389
Sampo Corp.	1,115,000	388
Jess-Link Products Co. Ltd.	466,000	386

ENG Electric Co. Ltd.	727,000	382
* HannsTouch Solution Inc.	1,397,000	369
AcBel Polytech Inc.	505,000	365
Soft-World International Corp.	172,000	361
Silitech Technology Corp.	670,000	358
* Silicon Integrated Systems Corp.	1,734,000	356
* Wafer Works Corp.	1,001,000	352
Gemtek Technology Corp.	600,000	349
* Continental Holdings Corp.	1,208,000	348
Chung Hwa Pulp Corp.	1,254,000	345
* Chung Hung Steel Corp.	2,225,000	344
Johnson Health Tech Co. Ltd.	222,000	334
Basso Industry Corp.	171,000	334
* Eclat Textile Co. Ltd. Rights Expire 02/16/2016	73,350	333
Unity Opto Technology Co. Ltd.	592,000	331
Young Optics Inc.	315,000	322
Lotes Co. Ltd.	88,000	322
ALI Corp.	443,000	320
* Medigen Biotechnology Corp.	147,000	312
Ambassador Hotel	383,000	306
Altek Corp.	392,000	306
Elite Semiconductor Memory Technology Inc.	353,000	295
Nien Hsing Textile Co. Ltd.	447,000	290
Tsann Kuen Enterprise Co. Ltd.	461,000	282
Topkey Corp.	82,000	269
KYE Systems Corp.	919,838	268
Green Seal Holding Ltd.	77,000	258
Bank of Kaohsiung Co. Ltd.	980,000	254
* Global Brands Manufacture Ltd.	1,261,000	252
Weltrend Semiconductor	416,000	239
Taiwan Fire & Marine Insurance Co. Ltd.	377,000	237
Chinese Maritime Transport Ltd.	384,000	234
Hsin Kuang Steel Co. Ltd.	633,000	233
Hung Poo Real Estate Development Corp.	374,000	230
King's Town Construction Co. Ltd.	415,000	229
* G Tech Optoelectronics Corp.	645,000	222
Great China Metal Industry	244,000	203
Quanta Storage Inc.	290,000	198
Taiwan Navigation Co. Ltd.	522,000	196
Taiwan Mask Corp.	655,000	187
* Champion Building Materials Co. Ltd.	889,000	178
* China Electric Manufacturing Corp.	804,000	175
Kindom Construction Corp.	397,000	167
* LES Enphants Co. Ltd.	346,000	161
Alpha Networks Inc.	331,000	157
* General Interface Solution Holding Ltd.	57,000	155
* Microelectronics Technology Inc.	415,000	154
First Steamship Co. Ltd.	549,000	143
Sheng Yu Steel Co. Ltd.	266,000	135
* Dynamic Electronics Co. Ltd.	443,000	122
China General Plastics Corp.	271,000	114
* Ta Ya Electric Wire & Cable	860,000	112
Kuo Toong International Co. Ltd.	122,000	107
L&K Engineering Co. Ltd.	186,000	105
Chia Hsin Cement Corp.	349,000	95
Advanced International Multitech Co. Ltd.	130,000	72
Phihong Technology Co. Ltd.	191,000	66

*	Lotus Pharmaceutical Co. Ltd.	26,000	51
	Taiwan Sanyo Electric Co. Ltd.	67,000	48
*	Chinese Gamer International Corp.	39,000	46
	TYC Brother Industrial Co. Ltd.	47,000	34
*	Wafer Works Corp. Rights Expire 1/19/2016	39,647	—
*	Taigen Biopharmaceuticals Holdings Ltd. Rights Expire 2/18/16	6,820	—
*	Ya Hsin Industrial Co. Ltd.	5,306,018	—
			6,974,507
Thailand (2.9%)
*	Siam Commercial Bank PCL (Local)	25,368,757	93,151
*	Advanced Info Service PCL (Local)	18,867,177	89,807
*	CP ALL PCL (Local)	72,361,630	83,016
*	Airports of Thailand PCL	6,936,700	73,784
*	Kasikornbank PCL	12,541,600	59,907
	Siam Cement PCL (Foreign)	4,533,817	55,187
	PTT PCL (Foreign)	7,373,137	49,343
*	PTT PCL	6,143,000	41,110
*	Bangkok Dusit Medical Services PCL	63,474,000	39,247
^	Intouch Holdings PCL	24,038,050	37,958
*	PTT Exploration and Production PCL (Local)	22,356,706	36,242
^	Big C Supercenter PCL	5,750,200	36,160
*	Bumrungrad Hospital PCL	5,525,401	34,219
*	Bangkok Bank PCL (Local)	7,706,743	33,115
	Kasikornbank PCL (Foreign)	6,423,949	30,866
	Krung Thai Bank PCL (Foreign)	56,709,851	27,817
*	Central Pattana PCL	21,970,128	27,674
	PTT Global Chemical PCL (Foreign)	17,981,107	27,387
*	Minor International PCL	28,417,630	27,044
*	TMB Bank PCL	358,625,400	26,089
*	Thai Oil PCL	13,719,300	24,900
*	BTS Group Holdings PCL	94,542,400	21,627
*	Electricity Generating PCL	4,055,600	18,966
*	Delta Electronics Thailand PCL	8,190,100	18,302
*	Thai Union Group PCL	33,892,600	17,560
	IRPC PCL (Foreign)	136,880,560	16,459
*	Charoen Pokphand Foods PCL	28,403,200	15,632
^	Land & Houses PCL	62,120,480	15,393
*	True Corp. PCL	76,596,600	15,362
	Glow Energy PCL (Foreign)	6,416,155	13,830
*	Home Product Center PCL	70,868,979	13,567
^	Charoen Pokphand Foods PCL (Foreign)	22,172,000	12,202
*	PTT Global Chemical PCL	7,525,400	11,462
*	Total Access Communication PCL (Local)	11,223,400	10,622
^	Ratchaburi Electricity Generating Holding PCL	7,350,500	10,269
	Indorama Ventures PCL (Foreign)	16,792,664	9,987
^	BEC World PCL (Foreign)	10,288,825	8,697
*	Siam City Cement PCL (Local)	1,088,883	8,465
*	Banpu PCL (Local)	17,741,200	8,419
*	Bangkok Life Assurance PCL	6,216,700	8,263
*	OBI Pharma Inc.	370,000	6,731
*,^ True Corp. PCL		30,813,423	6,180
*	Berli Jucker PCL	5,906,800	5,559
*	BTS Rail Mass Transit Growth Infrastructure Fund	18,554,500	5,349
*	BEC World PCL	5,752,100	4,862
*	Digital Telecommunications Infrastructure Fund	13,346,200	4,749
^	Siam Cement PCL NVDR	376,300	4,580
*	Jasmine Broadband Internet Infrastructure Fund	18,015,500	4,417

* Tisco Financial Group PCL	3,474,000	4,123
* Thanachart Capital PCL	3,532,900	3,748
* Indorama Ventures PCL	6,225,400	3,702
* Hana Microelectronics PCL	3,459,500	2,979
* IRPC PCL	23,704,200	2,850
* KCE Electronics PCL	1,035,000	2,221
* Thai Airways International PCL	9,528,300	2,216
* Central Plaza Hotel PCL	1,800,000	2,002
* Major Cineplex Group PCL	2,449,600	1,926
* Bangchak Petroleum PCL	2,289,200	1,889
* TTW PCL	6,610,200	1,872
* Glow Energy PCL	837,700	1,806
* Bangkok Land PCL	40,336,100	1,624
* Sino-Thai Engineering & Construction PCL	2,598,100	1,578
* Robinson Department Store PCL	1,441,300	1,564
* Chularat Hospital PCL	22,577,200	1,536
* Srisawad Power 1979 PCL	1,142,800	1,516
* SPCG PCL	2,496,800	1,430
* Bangkok Airways Co. Ltd.	2,075,100	1,428
* VGI Global Media PCL	12,965,600	1,402
* Sri Trang Agro-Industry PCL	4,645,600	1,360
* TICON Industrial Connection PCL	4,081,500	1,329
* Tipco Asphalt PCL	1,414,800	1,327
* Krung Thai Bank PCL	2,591,100	1,271
* Bangkok Chain Hospital PCL	5,428,100	1,258
* Dynasty Ceramic PCL	10,347,000	1,249
Bangkok Bank PCL (Foreign)	282,900	1,224
* PTG Energy PCL	3,093,000	1,215
* Kiatnakin Bank PCL	1,085,200	1,212
* Siam Global House PCL	4,483,000	1,134
* Supalai PCL	2,212,600	1,132
* Pruksa Real Estate PCL	1,521,700	1,079
* Bangkok Expressway & Metro PCL	7,053,703	1,056
* Sansiri PCL (Local)	23,477,000	998
* U City PCL	1,166,539,300	979
* Superblock PCL	29,063,300	948
* Krungthai Card PCL	360,200	883
* Jasmine International PCL	9,983,900	877
* AP Thailand PCL	5,263,300	824
* Thai Vegetable Oil PCL	1,274,400	820
* CK Power PCL	13,445,700	786
* Quality Houses PCL	12,082,300	744
* Gunkul Engineering PCL	1,021,300	684
* Carabao Group PCL	598,200	617
* CH Karnchang PCL	800,700	582
* momo.com Inc.	88,000	562
* Amata Corp. PCL	1,570,700	545
* Muangthai Leasing PCL	915,800	530
* Thaicom PCL	681,600	513
* Thoresen Thai Agencies PCL	2,327,300	505
* GFPT PCL	1,409,000	483
* Cal-Comp Electronics Thailand PCL	4,225,300	410
* Samart Corp. PCL	669,000	360
* Precious Shipping PCL	1,576,500	218
* Univentures PCL	1,207,500	205
WHA Corp. PCL	2,333,200	176
* Minor International Warrants Expire 11/03/2017	1,432,265	174

* Thai Reinsurance PCL	2,027,600	154
* Esso Thailand PCL	1,009,500	138
* Indorama Ventures PCL Warrants Expire 8/24/2017	2,633,776	99
* Inter Far East Energy Corp.	478,100	85
* Indorama Ventures Warrants Expire 8/24/2018	2,025,981	78
* Maybank Kim Eng Securities Thailand PCL	113,200	73
* LPN Development PCL	164,500	68
* Siam Cement PCL	700	9
* Amata Corp. PCL Rights	20,336	5
Bank of Ayudhya PCL	558	—
		1,325,924
Turkey (1.7%)
Turkiye Garanti Bankasi AS	32,584,158	82,343
Akbank TAS	31,817,255	77,754
BIM Birlesik Magazalar AS	3,664,613	62,022
* Tupras Turkiye Petrol Rafinerileri AS	1,964,279	49,931
Turkcell Iletisim Hizmetleri AS	12,633,839	45,066
KOC Holding AS	10,251,804	41,148
Haci Omer Sabanci Holding AS (Bearer)	12,755,622	37,047
Turkiye Halk Bankasi AS	9,679,301	33,503
Turkiye Is Bankasi	20,473,943	32,152
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	30,244,217	26,487
Eregli Demir ve Celik Fabrikalari TAS	21,622,330	22,698
* Turk Hava Yollari AO	8,776,865	21,795
Turkiye Vakiflar Bankasi TAO	16,632,885	21,319
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,202,889	19,860
Yapi ve Kredi Bankasi AS	14,283,517	18,006
Ulker Biskuvi Sanayi AS	2,549,494	16,312
Turk Telekomunikasyon AS	8,650,050	15,845
TAV Havalimanlari Holding AS	2,504,704	14,864
Arcelik AS	2,756,228	14,399
Tofas Turk Otomobil Fabrikasi AS	1,963,338	13,578
Ford Otomotiv Sanayi AS	1,219,256	13,353
Enka Insaat ve Sanayi AS	8,692,409	12,942
Coca-Cola Icecek AS	1,111,019	12,344
* Petkim Petrokimya Holding AS	10,244,347	12,107
Aselsan Elektronik Sanayi Ve Ticaret AS	1,494,136	9,168
Turkiye Sise ve Cam Fabrikalari AS	8,455,967	8,580
Turkiye Sinai Kalkinma Bankasi AS	12,951,160	6,456
Turk Traktor ve Ziraat Makineleri AS	188,213	4,627
Aygaz AS	1,254,552	4,289
Akcansa Cimento AS	699,210	3,119
Koza Altin Isletmeleri AS	696,267	2,966
Yazicilar Holding AS Class A	742,328	2,880
* Migros Ticaret AS	442,987	2,402
* Pegasus Hava Tasimaciligi AS	396,777	2,241
Cimsa Cimento Sanayi VE Ticaret AS	352,420	1,719
Dogus Otomotiv Servis ve Ticaret AS	328,023	1,211
Otokar Otomotiv Ve Savunma Sanayi A.S.	35,887	1,170
Akfen Holding AS	221,667	977
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	2,559,108	948
Is Gayrimenkul Yatirim Ortakligi AS	1,619,242	929
* Aksa Enerji Uretim AS Class B	1,123,891	905
* Asya Katilim Bankasi AS	4,451,488	856
Tekfen Holding AS	624,641	816
Trakya Cam Sanayii AS	1,381,482	788
Gubre Fabrikalari TAS	402,761	763

Aksa Akrilik Kimya Sanayii AS	218,163	761
* Dogan Sirketler Grubu Holding AS	4,039,280	741
* NET Holding AS	647,718	710
* Vestel Elektronik Sanayi ve Ticaret AS	372,155	653
* Soda Sanayii AS	413,855	649
* Afyon Cimento Sanayi TAS	313,425	628
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	608,182	624
* Sekerbank TAS	1,127,180	586
Bagfas Bandirma Gubre Fabrikalari AS	130,234	581
Albaraka Turk Katilim Bankasi AS	1,150,710	561
Aksigorta AS	922,518	501
* Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	191,324	475
* Zorlu Enerji Elektrik Uretim AS	879,614	460
Konya Cimento Sanayii AS	4,231	460
Bizim Toptan Satis Magazalari AS	96,470	428
Torunlar Gayrimenkul Yatirim Ortakligi AS	323,433	389
Anadolu Hayat Emeklilik AS	196,740	367
* Vakif Gayrimenkul Yatirim Ortakligi AS	455,741	340
* Koza Anadolu Metal Madencilik Isletmeleri AS	898,510	338
Alarko Holding AS	269,472	332
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	686,031	321
* Akenerji Elektrik Uretim AS	914,448	279
* Anadolu Cam Sanayii AS	471,162	272
Adana Cimento Sanayii TAS Class A	106,874	213
Turcas Petrol AS	422,732	208
* Ihlas Holding AS	2,348,560	182
* Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	476,167	179
		786,923
United Arab Emirates (0.9%)
Emaar Properties PJSC	56,976,913	76,720
First Gulf Bank PJSC	18,214,364	49,902
Abu Dhabi Commercial Bank PJSC	30,118,284	49,855
DP World Ltd.	2,664,837	47,036
Aldar Properties PJSC	51,704,559	30,991
Dubai Islamic Bank PJSC	17,059,853	26,835
* Emaar Malls Group PJSC	35,670,456	22,242
Union National Bank PJSC	19,003,342	17,609
DAMAC Properties Dubai Co. PJSC	27,124,079	17,123
* Dubai Parks & Resorts PJSC	45,162,337	13,359
Air Arabia PJSC	37,909,602	11,928
* Arabtec Holding PJSC	35,858,724	11,682
Al Waha Capital PJSC	15,231,191	8,208
Dubai Financial Market PJSC	25,572,091	7,996
* Dana Gas PJSC	55,015,651	6,700
Dubai Investments PJSC	11,393,456	5,232
* Deyaar Development PJSC	25,819,086	3,087
Union Properties PJSC	17,034,345	2,920
* Amanat Holdings PJSC	6,593,634	1,411
Agthia Group PJSC	671,187	1,284
* Eshraq Properties Co. PJSC	5,495,149	759
RAK Properties PJSC	4,727,010	607
* Drake & Scull International PJSC	4,808,548	432
National Central Cooling Co. PJSC	1,609,002	431
Aramex PJSC	4,000	3
		414,352
Total Common Stocks (Cost $57,599,914)		45,985,730

	Coupon
Temporary Cash Investments (2.1%)[1]
Money Market Fund (2.1%)
[3,4] Vanguard Market Liquidity Fund	0.441%		972,884,053	972,884

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Federal Home Loan Bank Discount Notes	0.617%	6/10/16	2,000	1,997
[5,6] Federal Home Loan Bank Discount Notes	0.572%	7/6/16	2,000	1,997
[6,7] Freddie Mac Discount Notes	0.220%	3/30/16	15,000	14,995
				18,989
Total Temporary Cash Investments (Cost $991,870)				991,873
Total Investments (101.6%) (Cost $58,591,784)				46,977,603
Other Assets and Liabilities-Net (-1.6%)[4]				(755,844)
Net Assets (100%)				46,221,759

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $723,008,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.7%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate value of these securities was $368,670,000, representing 0.8% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $808,094,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $16,589,000 have been segregated as initial margin for open futures contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
CP—Commercial Paper.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired

Emerging Markets Stock Index Fund

over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	3,455,079	3,028,112	4,590
Common Stocks—Other	1,132,843	38,295,852	69,254
Temporary Cash Investments	972,884	18,989	—
Futures Contracts—Assets[1]	12,135	—	—
Futures Contracts—Liabilities[1]	(3,544)	—	—
Total	5,569,397	41,342,953	73,844
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin

Emerging Markets Stock Index Fund

requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
MSCI Emerging Markets Index	March 2016	4,500	168,255	(294)
E-mini S&P 500 Index	March 2016	400	38,602	1,030
				736

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At January 31, 2016, the cost of investment securities for tax purposes was $58,662,977,000. Net unrealized depreciation of investment securities for tax purposes was $11,685,374,000, consisting of unrealized gains of $6,488,634,000 on securities that had risen in value since their purchase and $18,174,008,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Index Fund

Schedule of Investments
As of January 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.1%)[1]
Australia (4.9%)
Commonwealth Bank of Australia	2,314,862	130,850
Westpac Banking Corp.	4,528,300	100,286
National Australia Bank Ltd.	3,564,101	70,805
Australia & New Zealand Banking Group Ltd.	3,919,542	68,040
BHP Billiton Ltd.	4,374,025	48,036
CSL Ltd.	637,589	47,494
Wesfarmers Ltd.	1,525,120	46,018
Woolworths Ltd.	1,726,619	30,017
Telstra Corp. Ltd.	5,876,678	23,679
Scentre Group	6,970,927	21,776
Macquarie Group Ltd.	419,304	21,628
Transurban Group	2,750,885	21,209
Woodside Petroleum Ltd.	976,659	19,684
Westfield Corp.	2,632,076	18,737
Brambles Ltd.	2,147,388	17,154
Rio Tinto Ltd.	577,821	16,318
AMP Ltd.	3,984,353	15,354
Amcor Ltd.	1,574,146	15,011
Suncorp Group Ltd.	1,750,685	14,605
QBE Insurance Group Ltd.	1,865,304	14,591
Insurance Australia Group Ltd.	3,313,766	12,534
AGL Energy Ltd.	921,222	12,286
Goodman Group	2,416,621	10,582
Caltex Australia Ltd.	368,678	9,859
* Newcrest Mining Ltd.	1,041,477	9,791
Vicinity Centres	4,535,256	9,442
Stockland	3,217,661	9,441
APA Group	1,517,137	9,249
GPT Group	2,421,997	8,472
ASX Ltd.	262,570	7,942
Ramsay Health Care Ltd.	174,618	7,581
Oil Search Ltd.	1,581,999	7,434
Sonic Healthcare Ltd.	557,742	7,353
Aurizon Holdings Ltd.	2,753,829	7,282
Dexus Property Group	1,326,151	6,995
Origin Energy Ltd.	2,362,035	6,991
Sydney Airport	1,483,435	6,985
James Hardie Industries plc	602,013	6,976
LendLease Group	746,535	6,971
Mirvac Group	5,023,886	6,860
Medibank Pvt Ltd.	3,786,244	6,786
Treasury Wine Estates Ltd.	990,599	6,447
Aristocrat Leisure Ltd.	858,965	6,312
Tatts Group Ltd.	1,979,427	5,888
Cochlear Ltd.	77,760	5,212
Orica Ltd.	502,904	5,125
Santos Ltd.	2,227,082	5,108
* South32 Ltd.	7,260,956	5,096
Asciano Ltd.	797,656	5,057

	Incitec Pivot Ltd.	2,254,950	5,026
	Computershare Ltd.	663,882	4,956
	SEEK Ltd.	471,716	4,911
	Bank of Queensland Ltd.	511,518	4,792
	Bendigo & Adelaide Bank Ltd.	615,937	4,738
	Crown Resorts Ltd.	517,043	4,560
*	Star Entertainment Grp Ltd.	1,148,117	4,432
	Challenger Ltd.	778,263	4,429
	Coca-Cola Amatil Ltd.	733,920	4,394
	Boral Ltd.	1,035,984	4,157
	Qantas Airways Ltd.	1,380,462	3,839
	Healthscope Ltd.	2,420,885	3,827
	Tabcorp Holdings Ltd.	1,141,589	3,753
	TPG Telecom Ltd.	452,370	3,259
	Ansell Ltd.	211,228	3,036
^	Fortescue Metals Group Ltd.	2,206,310	2,773
	REA Group Ltd.	71,944	2,731
	BlueScope Steel Ltd.	798,441	2,672
	Alumina Ltd.	3,425,018	2,564
	Orora Ltd.	1,640,549	2,562
	AusNet Services	2,419,775	2,534
	DuluxGroup Ltd.	541,004	2,507
	CIMIC Group Ltd.	140,854	2,429
	IOOF Holdings Ltd.	405,587	2,381
	Iluka Resources Ltd.	574,548	2,254
	Harvey Norman Holdings Ltd.	697,148	2,223
^	Flight Centre Travel Group Ltd.	77,666	2,170
	Recall Holdings Ltd.	439,587	2,065
	Fairfax Media Ltd.	3,241,489	2,057
	Adelaide Brighton Ltd.	608,289	2,055
	Macquarie Atlas Roads Group	568,567	1,741
	Perpetual Ltd.	57,545	1,699
*,^ Metcash Ltd.		1,344,429	1,688
	ALS Ltd.	675,235	1,601
	Shopping Centres Australasia Property Group	985,712	1,505
	Platinum Asset Management Ltd.	313,616	1,452
	CSR Ltd.	727,931	1,329
	Downer EDI Ltd.	583,085	1,305
	Sims Metal Management Ltd.	248,312	1,211
	Nufarm Ltd.	243,927	1,196
	OZ Minerals Ltd.	415,525	1,137
	Seven West Media Ltd.	1,477,132	880
	WorleyParsons Ltd.	291,284	715
	New Hope Corp. Ltd.	296,312	349
*,^ Whitehaven Coal Ltd.		809,782	241
*	BGP Holdings PLC	3,738,510	—
			1,101,484
Austria (0.1%)
*	Erste Group Bank AG	387,950	11,207
	OMV AG	196,786	5,065
	ANDRITZ AG	96,285	4,477
	voestalpine AG	154,201	4,055
*	Raiffeisen Bank International AG	160,356	2,023
	Vienna Insurance Group AG Wiener Versicherung Gruppe	55,326	1,367
	Telekom Austria AG	112,811	622
			28,816

Belgium (1.1%)
	Anheuser-Busch InBev SA/NV	1,087,165	136,730
	KBC Groep NV	375,305	21,508
	Delhaize Group	139,593	14,652
	UCB SA	165,787	14,175
	Ageas	281,993	11,452
	Groupe Bruxelles Lambert SA	107,267	8,155
	Solvay SA Class A	96,064	7,958
	Proximus SADP	191,343	6,614
	Umicore SA	135,735	4,990
	Colruyt SA	89,477	4,784
*	Telenet Group Holding NV	65,349	3,402
	bpost SA	137,479	3,262
			237,682
Brazil (1.1%)
	Itau Unibanco Holding SA ADR	3,739,712	23,523
	Ambev SA ADR	3,932,023	18,363
	Banco Bradesco SA ADR	3,539,184	16,174
	Ambev SA	2,422,340	11,336
	BRF SA	931,162	11,240
	Cielo SA	1,197,320	10,186
	Itausa - Investimentos Itau SA Preference Shares	4,866,862	8,424
	Ultrapar Participacoes SA	531,037	7,909
*,^ Petroleo Brasileiro SA ADR		2,088,355	7,247
*	Petroleo Brasileiro SA ADR Type A	2,704,400	6,572
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	2,355,329	6,080
	Embraer SA ADR	205,370	5,911
	BB Seguridade Participacoes SA	819,628	4,757
	Kroton Educacional SA	2,094,592	4,468
	Banco Bradesco SA	838,047	4,129
	Banco do Brasil SA	1,171,086	4,083
	Klabin SA	752,284	3,955
	Lojas Renner SA	873,610	3,883
	CCR SA	1,189,853	3,817
	Raia Drogasil SA	343,070	3,564
^	Vale SA Class B ADR	1,414,946	3,467
	Fibria Celulose SA	306,400	3,376
	Lojas Americanas SA Preference Shares	719,415	3,362
	Vale SA Class B Pref. ADR	1,733,120	3,206
	Telefonica Brasil SA Preference Shares	361,035	3,145
	BRF SA ADR	254,893	3,092
*	Hypermarcas SA	524,533	2,942
	CETIP SA - Mercados Organizados	305,821	2,934
	WEG SA	757,724	2,932
	JBS SA	977,874	2,649
	Tractebel Energia SA	291,508	2,474
	Cia de Saneamento Basico do Estado de Sao Paulo	461,817	2,471
	Equatorial Energia SA	269,226	2,439
	BR Malls Participacoes SA	583,713	1,740
*	CPFL Energia SA	401,426	1,631
	Vale SA Preference Shares	872,036	1,587
	Suzano Papel e Celulose SA Preference Shares Class A	394,600	1,574
	Telefonica Brasil SA ADR	172,068	1,500
	TOTVS SA	183,862	1,492
*	Petroleo Brasileiro SA	851,132	1,487
	Sul America SA	323,988	1,467
	BTG Pactual Group	339,389	1,431

Itau Unibanco Holding SA	236,322	1,341
Natura Cosmeticos SA	236,931	1,329
Cia Brasileira de Distribuicao ADR	134,927	1,289
Cia Energetica de Minas Gerais ADR	743,046	1,100
Multiplan Empreendimentos Imobiliarios SA	102,600	1,066
Localiza Rent a Car SA	191,913	1,054
EDP - Energias do Brasil SA	336,700	1,023
Estacio Participacoes SA	346,200	1,016
Qualicorp SA	296,000	1,001
Braskem SA ADR	80,526	965
Itau Unibanco Holding SA Preference Shares	147,478	926
Cosan SA Industria e Comercio	146,234	922
Embraer SA	126,900	916
Vale SA	370,900	907
Cia Paranaense de Energia ADR	161,900	889
M Dias Branco SA	60,762	883
Porto Seguro SA	129,912	851
Cia Energetica de Sao Paulo Preference Shares	244,934	811
Gerdau SA ADR	850,673	774
Centrais Eletricas Brasileiras SA Preference Shares	284,776	718
Tim Participacoes SA	419,030	670
Tim Participacoes SA ADR	81,069	641
Lojas Americanas SA	205,895	593
* AES Tiete Energia SA	179,916	591
^ Cia Siderurgica Nacional SA ADR	755,988	582
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	50,162	573
Transmissora Alianca de Energia Eletrica SA	124,544	542
* Centrais Eletricas Brasileiras SA	365,399	534
* Petroleo Brasileiro SA Preference Shares	433,739	529
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	54,330	521
Multiplus SA	64,823	514
Cia Energetica de Minas Gerais Preference Shares	328,837	487
Duratex SA	355,705	472
* B2W Cia Digital	131,300	437
Smiles SA	56,830	405
Gerdau SA Preference Shares	282,486	255
EcoRodovias Infraestrutura e Logistica SA	251,700	252
* Oi SA	456,534	251
Braskem SA Preference Shares	33,000	199
Cia Siderurgica Nacional SA	217,400	194
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	17,570	178
* Oi SA Preference Shares	350,557	145
Cia Energetica de Minas Gerais	99,669	145
Via Varejo SA	162,000	118
Usinas Siderurgicas de Minas Gerais SA	147,820	118
Usinas Siderurgicas de Minas Gerais SA Preference Shares	521,754	111
Cia Paranaense de Energia	24,000	86
Banco Bradesco SA Preference Shares	11,398	52
* Oi SA ADR	68,948	29
Cia Paranaense de Energia Preference Shares	4,200	23
* Oi SA ADR	4,655	3
Itausa - Investimentos Itau SA	7	—
		248,050
Canada (5.4%)
Royal Bank of Canada (New York Shares)	1,982,965	102,694
Toronto-Dominion Bank	2,514,603	95,404
Bank of Nova Scotia	1,649,079	67,557

Canadian National Railway Co.	969,825	52,579
Suncor Energy Inc.	1,986,994	47,062
^ Bank of Montreal	876,057	47,039
Enbridge Inc.	1,160,994	40,327
* Valeant Pharmaceuticals International Inc.	432,108	39,790
Manulife Financial Corp.	2,685,203	37,320
Brookfield Asset Management Inc. Class A (Toronto Shares)	1,183,408	35,724
Canadian Imperial Bank of Commerce	544,878	35,488
TransCanada Corp.	958,517	33,287
Canadian Natural Resources Ltd.	1,494,457	31,993
Sun Life Financial Inc.	832,481	23,877
Alimentation Couche-Tard Inc. Class B	536,504	23,354
Canadian Pacific Railway Ltd.	190,476	22,897
Potash Corp. of Saskatchewan Inc.	1,130,695	18,435
Magna International Inc.	530,394	18,427
Thomson Reuters Corp.	486,061	18,181
Rogers Communications Inc. Class B	494,419	16,930
Agrium Inc.	188,505	16,459
BCE Inc.	388,555	15,652
Fairfax Financial Holdings Ltd.	29,919	15,405
* CGI Group Inc. Class A	357,747	15,332
Loblaw Cos. Ltd.	314,448	14,767
Barrick Gold Corp. (Toronto Shares)	1,475,812	14,675
Cenovus Energy Inc.	1,133,446	13,965
National Bank of Canada	459,497	13,110
Goldcorp Inc.	1,126,288	12,831
^ Pembina Pipeline Corp.	505,119	11,480
Fortis Inc.	379,528	11,029
Imperial Oil Ltd.	359,463	11,021
Intact Financial Corp.	178,997	10,733
Great-West Lifeco Inc.	407,040	10,088
^ Power Corp. of Canada	469,938	9,966
Metro Inc.	331,583	9,801
Shaw Communications Inc. Class B	554,089	9,591
Restaurant Brands International Inc.	283,258	9,566
Franco-Nevada Corp.	212,802	9,423
Agnico Eagle Mines Ltd.	292,534	8,670
Saputo Inc.	347,285	8,528
^ Canadian Tire Corp. Ltd. Class A	99,451	8,104
TELUS Corp.	280,764	7,810
^ RioCan REIT	429,907	7,592
^ Crescent Point Energy Corp.	678,517	7,522
^ Inter Pipeline Ltd.	451,826	7,321
Power Financial Corp.	315,221	7,275
CI Financial Corp.	316,903	6,999
Canadian Utilities Ltd. Class A	260,863	6,728
Cameco Corp.	533,499	6,478
Silver Wheaton Corp.	544,507	6,417
^ ARC Resources Ltd.	472,354	6,349
SNC-Lavalin Group Inc.	204,718	5,853
George Weston Ltd.	70,796	5,458
* Tourmaline Oil Corp.	264,248	5,268
Encana Corp.	1,134,951	4,983
* BlackBerry Ltd.	673,810	4,805
Canadian Oil Sands Ltd.	652,878	4,376
Husky Energy Inc.	408,415	4,064
IGM Financial Inc.	134,203	3,440

	Finning International Inc.	230,824	2,939
^	Teck Resources Ltd. Class B	627,716	2,343
*	Turquoise Hill Resources Ltd.	1,100,481	2,302
	First Quantum Minerals Ltd.	944,323	2,042
*,^ Bombardier Inc. Class B		2,630,940	1,841
	Royal Bank of Canada (Toronto Shares)	34,231	1,754
	Barrick Gold Corp. (New York Shares)	112,553	1,115
	Brookfield Asset Management Inc. Class A (New York Shares)	33,000	989
*	MEG Energy Corp.	204,609	849
	Restaurant Brands International LP	1,203	40
			1,193,513
Chile (0.2%)
	Empresa Nacional de Electricidad SA ADR	138,382	5,369
	Empresas COPEC SA	521,583	4,540
	SACI Falabella	665,592	4,389
	Enersis Americas SA ADR	347,639	4,099
	Empresas CMPC SA	1,529,970	3,469
	Banco de Chile	33,288,428	3,431
	Cencosud SA	1,547,586	3,136
	Banco Santander Chile ADR	170,138	2,942
	Colbun SA	9,842,580	2,490
	Banco de Credito e Inversiones	60,281	2,335
	Cia Cervecerias Unidas SA	206,973	2,240
	Enersis Americas SA	9,127,739	2,179
*	Latam Airlines Group SA (Santiago Shares)	388,689	1,992
	Aguas Andinas SA Class A	3,935,047	1,974
	Sociedad Quimica y Minera de Chile SA ADR	118,007	1,915
	Corpbanca SA	215,200,428	1,632
	AES Gener SA	3,535,310	1,562
	Empresa Nacional de Telecomunicaciones SA	154,986	1,490
	Embotelladora Andina SA Preference Shares	321,927	911
	Banco Santander Chile	17,451,061	757
	Empresa Nacional de Electricidad SA	350,630	457
*	Latam Airlines Group SA	72,072	275
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,990	32
			53,616
China (4.5%)
	Tencent Holdings Ltd.	7,280,840	136,783
	China Mobile Ltd.	7,248,704	79,621
	China Construction Bank Corp.	124,518,277	76,018
	Industrial & Commercial Bank of China Ltd.	98,173,500	51,094
	Bank of China Ltd.	102,571,541	40,164
	Ping An Insurance Group Co. of China Ltd.	6,797,876	30,799
	China Life Insurance Co. Ltd.	10,137,000	24,577
	CNOOC Ltd.	21,906,536	22,328
	China Petroleum & Chemical Corp.	34,765,400	19,640
	PetroChina Co. Ltd.	28,726,000	17,795
	China Overseas Land & Investment Ltd.	5,223,760	15,262
	Agricultural Bank of China Ltd.	35,188,715	12,561
	China Pacific Insurance Group Co. Ltd.	3,503,920	12,364
	CITIC Ltd.	8,721,000	12,343
	China Merchants Bank Co. Ltd.	6,240,508	12,131
	China Telecom Corp. Ltd.	22,126,000	10,407
	China Resources Land Ltd.	3,680,369	9,096
	Hengan International Group Co. Ltd.	990,517	8,873
	China Unicom Hong Kong Ltd.	7,829,123	8,674

	Lenovo Group Ltd.	8,760,966	7,864
	China Minsheng Banking Corp. Ltd.	8,857,060	7,860
	PICC Property & Casualty Co. Ltd.	4,430,540	7,579
	Haitong Securities Co. Ltd.	4,639,363	7,065
	China Shenhua Energy Co. Ltd.	4,646,500	7,016
	Bank of Communications Co. Ltd.	11,040,220	6,750
*	China CITIC Bank Corp. Ltd.	10,402,843	6,092
	CITIC Securities Co. Ltd.	3,113,000	6,056
	China Communications Construction Co. Ltd.	5,963,000	5,326
^	CRRC Corp. Ltd.	5,484,600	5,126
	Sinopharm Group Co. Ltd.	1,427,200	5,070
	Guangdong Investment Ltd.	3,820,000	4,887
	Belle International Holdings Ltd.	7,150,839	4,818
	CSPC Pharmaceutical Group Ltd.	5,695,765	4,817
	Dongfeng Motor Group Co. Ltd.	4,030,000	4,797
	Huaneng Power International Inc.	5,735,000	4,718
	ENN Energy Holdings Ltd.	1,016,000	4,581
	China Resources Power Holdings Co. Ltd.	2,616,400	4,451
2	Dalian Wanda Commercial Properties Co. Ltd.	918,196	4,433
	China Merchants Holdings International Co. Ltd.	1,602,893	4,424
*,^	GF Securities Co. Ltd.	2,114,400	4,266
*,^	Byd Co. Ltd.	920,641	4,235
*	China Taiping Insurance Holdings Co. Ltd.	1,995,826	4,213
^	China Vanke Co. Ltd.	1,803,538	4,131
*,^	Hanergy Thin Film Power Group Ltd.	14,742,000	4,128
	Shenzhou International Group Holdings Ltd.	768,944	4,123
	Fosun International Ltd.	3,054,892	4,047
2	CGN Power Co. Ltd.	13,593,000	4,031
	Sino Biopharmaceutical Ltd.	5,795,440	3,994
	China Cinda Asset Management Co. Ltd.	12,210,000	3,842
	China Everbright International Ltd.	3,580,000	3,807
	Country Garden Holdings Co. Ltd.	9,820,812	3,806
2	China Galaxy Securities Co. Ltd.	5,008,000	3,705
^	Evergrande Real Estate Group Ltd.	5,587,336	3,703
	China Railway Group Ltd.	5,124,000	3,700
	New China Life Insurance Co. Ltd.	1,076,743	3,688
	China State Construction International Holdings Ltd.	2,218,000	3,582
	Brilliance China Automotive Holdings Ltd.	3,676,000	3,544
	Zhuzhou CSR Times Electric Co. Ltd.	684,500	3,532
	Beijing Enterprises Holdings Ltd.	701,800	3,504
*,^	Alibaba Pictures Group Ltd.	17,107,000	3,496
2	People's Insurance Co. Group of China Ltd.	8,506,000	3,412
	Great Wall Motor Co. Ltd.	4,225,750	3,263
	Anhui Conch Cement Co. Ltd.	1,618,500	3,178
	ANTA Sports Products Ltd.	1,236,000	2,988
	Haier Electronics Group Co. Ltd.	1,668,215	2,945
	Kunlun Energy Co. Ltd.	3,838,000	2,896
*,2	Huatai Securities Co. Ltd.	1,535,512	2,874
	COSCO Pacific Ltd.	2,496,578	2,834
	Far East Horizon Ltd.	3,676,445	2,833
	Geely Automobile Holdings Ltd.	6,555,000	2,822
	China Longyuan Power Group Corp. Ltd.	4,603,000	2,750
	China Gas Holdings Ltd.	2,145,592	2,741
	Beijing Enterprises Water Group Ltd.	5,442,000	2,716
	China Conch Venture Holdings Ltd.	1,672,982	2,706
	China Resources Beer Holdings Company Ltd.	1,678,000	2,676
	Guangzhou Automobile Group Co. Ltd.	3,075,558	2,593

	Longfor Properties Co. Ltd.	2,019,000	2,579
	Sino-Ocean Land Holdings Ltd.	5,063,685	2,567
2	Shengjing Bank Co. Ltd.	2,172,140	2,527
	China Railway Construction Corp. Ltd.	2,513,074	2,524
	Kingsoft Corp. Ltd.	1,139,000	2,475
	China Everbright Ltd.	1,156,000	2,404
	Shimao Property Holdings Ltd.	1,689,094	2,381
	Shenzhen International Holdings Ltd.	1,500,500	2,358
	Chongqing Changan Automobile Co. Ltd. Class B	1,180,697	2,318
	China Resources Gas Group Ltd.	928,000	2,316
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	696,033	2,315
^	GCL-Poly Energy Holdings Ltd.	17,644,800	2,276
	AviChina Industry & Technology Co. Ltd.	3,126,000	2,196
	TravelSky Technology Ltd.	1,413,000	2,158
	China Everbright Bank Co. Ltd.	4,568,297	2,152
	GOME Electrical Appliances Holding Ltd.	15,266,357	2,140
*	Alibaba Health Information Technology Ltd.	4,128,000	2,088
	Jiangsu Expressway Co. Ltd.	1,712,000	2,060
*	Sinopec Shanghai Petrochemical Co. Ltd.	4,931,000	1,999
	Chongqing Rural Commercial Bank Co. Ltd.	3,897,000	1,995
	China Medical System Holdings Ltd.	1,687,542	1,984
	Shanghai Pharmaceuticals Holding Co. Ltd.	989,800	1,918
	ZTE Corp.	1,027,671	1,868
	Tsingtao Brewery Co. Ltd.	522,000	1,864
	Beijing Capital International Airport Co. Ltd.	2,048,000	1,861
^	China Oilfield Services Ltd.	2,542,000	1,846
	Jiangxi Copper Co. Ltd.	1,802,000	1,828
^	China Huishan Dairy Holdings Co. Ltd.	4,797,438	1,811
	Zhejiang Expressway Co. Ltd.	2,062,000	1,808
	Zijin Mining Group Co. Ltd.	7,950,000	1,808
	China Jinmao Holdings Group Ltd.	6,848,000	1,792
^	Shanghai Electric Group Co. Ltd.	3,976,000	1,765
	China Power International Development Ltd.	3,729,130	1,666
	China National Building Material Co. Ltd.	3,954,400	1,649
*,^	Aluminum Corp. of China Ltd.	5,373,000	1,633
	Shenzhen Investment Ltd.	4,167,154	1,611
	Air China Ltd.	2,460,000	1,599
	Sunac China Holdings Ltd.	2,540,707	1,583
	Shandong Weigao Group Medical Polymer Co. Ltd.	2,424,000	1,563
*	Luye Pharma Group Ltd.	1,825,500	1,511
*,^	CAR Inc.	1,143,597	1,437
*	China Traditional Chinese Medicine Co. Ltd.	2,594,075	1,432
	China Southern Airlines Co. Ltd.	2,321,000	1,407
	Guangzhou R&F Properties Co. Ltd.	1,294,800	1,399
	Nine Dragons Paper Holdings Ltd.	2,196,331	1,385
	China Communications Services Corp. Ltd.	3,474,800	1,368
	Kingboard Chemical Holdings Ltd.	881,600	1,356
	Shanghai Industrial Holdings Ltd.	608,000	1,334
2	BAIC Motor Corp. Ltd.	1,854,700	1,328
^	China Coal Energy Co. Ltd.	3,828,000	1,306
	Huadian Power International Corp. Ltd.	2,182,000	1,304
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	540,000	1,297
*,^	China COSCO Holdings Co. Ltd.	3,608,800	1,292
2	Sinopec Engineering Group Co. Ltd.	1,509,593	1,271
	Huaneng Renewables Corp. Ltd.	5,748,000	1,250
	Weichai Power Co. Ltd.	1,300,400	1,246
	Yuexiu Property Co. Ltd.	8,407,708	1,223

*,2	3SBio Inc.	996,000	1,207
	Sinotrans Ltd.	2,493,000	1,140
*	China Reinsurance Group Corp.	4,568,000	1,114
	China Shipping Development Co. Ltd.	1,742,000	1,099
	Lee & Man Paper Manufacturing Ltd.	1,884,200	1,068
^	Yanzhou Coal Mining Co. Ltd.	2,622,910	1,061
	Lao Feng Xiang Co. Ltd. Class B	279,500	1,058
*,^,2 China Huarong Asset Management Co. Ltd.		3,153,000	1,054
	Inner Mongolia Yitai Coal Co. Ltd. Class B	1,372,454	1,043
*	China Eastern Airlines Corp. Ltd.	2,134,000	1,042
	Datang International Power Generation Co. Ltd.	3,860,000	1,031
	KWG Property Holding Ltd.	1,601,500	1,015
*,^	China Shipping Container Lines Co. Ltd.	5,187,700	1,009
*	Li Ning Co. Ltd.	2,185,104	1,008
	SOHO China Ltd.	2,158,500	1,007
	China International Marine Containers Group Co. Ltd.	614,620	962
	Haitian International Holdings Ltd.	772,000	939
	Huishang Bank Corp. Ltd.	2,071,504	929
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	295,884	927
*,2	Legend Holdings Corp.	303,800	925
*,2	Fuyao Glass Industry Group Co. Ltd.	452,800	922
	Agile Property Holdings Ltd.	1,914,750	920
*,2	Dali Foods Group Co. Ltd.	1,880,000	918
	Metallurgical Corp. of China Ltd.	3,845,000	893
*,^	Renhe Commercial Holdings Co. Ltd.	20,986,000	885
	BBMG Corp.	1,566,000	880
^	China Zhongwang Holdings Ltd.	1,919,200	869
	Dazhong Transportation Group Co. Ltd. Class B	753,303	830
*	Greentown China Holdings Ltd.	1,086,121	825
*	Hopson Development Holdings Ltd.	884,000	822
	CSG Holding Co. Ltd. Class B	1,021,212	822
	Guangshen Railway Co. Ltd.	1,920,000	817
	Beijing Jingneng Clean Energy Co. Ltd.	2,760,000	815
^	China Molybdenum Co. Ltd.	5,559,000	813
^	Golden Eagle Retail Group Ltd.	737,000	812
	Shenzhen Expressway Co. Ltd.	1,006,000	804
^	Xinjiang Goldwind Science & Technology Co. Ltd.	584,600	765
*	China Agri-Industries Holdings Ltd.	2,812,200	760
	China Dongxiang Group Co. Ltd.	3,707,000	743
^	China Hongqiao Group Ltd.	1,345,886	737
^	Zhaojin Mining Industry Co. Ltd.	1,259,000	718
	Huadian Fuxin Energy Corp. Ltd.	3,630,134	712
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	318,000	707
	Poly Property Group Co. Ltd.	2,594,000	706
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	289,591	690
	Guangdong Electric Power Development Co. Ltd. Class B	1,134,572	678
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	221,782	677
^	Biostime International Holdings Ltd.	231,000	675
*,^	China Energy Engineering Corp. Ltd.	3,638,000	645
	China Resources Cement Holdings Ltd.	2,620,000	635
*	Sinopec Oilfield Service Corp.	2,816,000	623
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	399,429	615
^	Angang Steel Co. Ltd.	1,396,000	611
^	China South City Holdings Ltd.	3,214,000	606
	China BlueChemical Ltd.	2,670,000	561
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	1,151,266	561
*,2	China Railway Signal & Communication Corp. Ltd.	1,077,700	544

*,2	Tianhe Chemicals Group Ltd.	3,538,329	532
	Kingboard Laminates Holdings Ltd.	1,306,500	529
	Shanghai Baosight Software Co. Ltd. Class B	155,200	504
	Anhui Expressway Co. Ltd.	628,000	498
*,^	Maanshan Iron & Steel Co. Ltd.	2,604,000	482
^	Dalian Port PDA Co. Ltd.	1,168,000	474
	Anhui Gujing Distillery Co. Ltd. Class B	156,700	468
*,^	CSSC Offshore and Marine Engineering Group Co. Ltd.	338,000	465
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	256,100	461
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	1,727,405	454
*	Huadian Energy Co. Ltd. Class B	921,800	449
*,2	Red Star Macalline Group Corp. Ltd.	485,369	443
	China Machinery Engineering Corp.	629,361	435
	BOE Technology Group Co. Ltd. Class B	1,675,520	426
	Weifu High-Technology Group Co. Ltd. Class B	213,062	418
	Zhongsheng Group Holdings Ltd.	821,000	416
	Shanghai Haixin Group Co. Class B	600,037	410
	CIMC Enric Holdings Ltd.	784,287	397
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	524,935	397
	Shandong Chenming Paper Holdings Ltd. Class B	584,700	389
	Shanghai Bailian Group Co. Ltd. Class B	240,690	387
	China National Accord Medicines Corp. Ltd. Class B	74,430	381
	Double Coin Holdings Ltd. Class B	313,600	374
^	Dongfang Electric Corp. Ltd.	455,400	370
	Sichuan Expressway Co. Ltd.	1,186,000	351
	Jiangling Motors Corp. Ltd. Class B	111,283	338
	Foshan Electrical and Lighting Co. Ltd. Class B	394,576	319
	Shandong Chenming Paper Holdings Ltd.	494,500	316
	Sinofert Holdings Ltd.	2,341,153	316
	Harbin Electric Co. Ltd.	862,000	312
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	190,700	312
*,^	China Foods Ltd.	934,000	301
*	Sany Heavy Equipment International Holdings Co. Ltd.	1,380,000	279
	Tianjin Capital Environmental Protection Group Co. Ltd.	420,000	270
	Sinotruk Hong Kong Ltd.	804,500	269
	Bosideng International Holdings Ltd.	3,466,000	268
	Beijing North Star Co. Ltd.	922,000	261
*,^	CITIC Resources Holdings Ltd.	3,040,690	233
	China National Materials Co. Ltd.	1,334,000	232
*,^	China Yurun Food Group Ltd.	1,533,000	211
	Bengang Steel Plates Co. Ltd. Class B	637,300	211
*	China Overseas Property Holdings Ltd.	1,729,920	209
	Jinzhou Port Co. Ltd. Class B	370,560	200
*	China Hongqiao Group Ltd. Rights Exp. 02/05/2016	188,424	—
*	China Oceanwide Holdings Ltd. Rights Exp.03/03/2016	2,911,000	—
			1,009,016
Colombia (0.1%)
	Bancolombia SA ADR	139,069	4,103
	Grupo de Inversiones Suramericana SA	325,809	3,553
	Grupo Argos SA	437,832	2,228
	Corp Financiera Colombiana SA	146,513	1,665
	Cementos Argos SA	547,547	1,635
	Ecopetrol SA	4,821,790	1,513
	Isagen SA ESP	1,174,467	1,406
	Grupo de Inversiones Suramericana SA Preference Shares	127,826	1,343
	Grupo Aval Acciones y Valores Preference Shares	4,124,528	1,326
	Almacenes Exito SA	297,274	1,235

Interconexion Electrica SA ESP	443,796	995
Cementos Argos SA Preference Shares	283,835	788
Ecopetrol SA ADR	104,384	672
* Cemex Latam Holdings SA	217,281	642
Grupo Aval Acciones y Valores SA ADR	46,834	307
		23,411
Czech Republic (0.0%)
Komercni banka as	20,872	4,389
CEZ AS	217,411	3,616
		8,005
Denmark (1.4%)
Novo Nordisk A/S Class B	2,484,188	138,788
Danske Bank A/S	1,052,745	28,331
Pandora A/S	155,849	20,850
Vestas Wind Systems A/S	302,200	19,774
Novozymes A/S	309,032	12,899
Carlsberg A/S Class B	144,010	12,141
AP Moeller - Maersk A/S Class B	8,983	11,558
Coloplast A/S Class B	138,289	11,353
DSV A/S	250,256	9,739
* Genmab A/S	74,056	9,300
ISS A/S	232,179	8,208
AP Moeller - Maersk A/S Class A	6,119	7,734
Chr Hansen Holding A/S	118,628	7,263
TDC A/S	1,090,406	4,683
* Jyske Bank A/S	97,303	4,273
Tryg A/S	156,260	2,988
* William Demant Holding A/S	32,414	2,857
* H Lundbeck A/S	81,409	2,644
		315,383
Egypt (0.1%)
Commercial International Bank Egypt SAE	1,426,363	5,739
Talaat Moustafa Group	1,358,206	913
* Global Telecom Holding SAE GDR	757,362	864
* Egyptian Financial Group-Hermes Holding Co.	789,061	733
Juhayna Food Industries	607,623	561
* Orascom Construction Ltd.	77,459	507
ElSewedy Electric Co.	106,234	458
Telecom Egypt Co.	488,828	383
Sidi Kerir Petrochemicals Co.	165,354	221
		10,379
Finland (0.7%)
Nokia Oyj	5,087,787	36,650
Sampo Oyj Class A	641,363	31,058
Kone Oyj Class B	517,438	22,744
UPM-Kymmene Oyj	723,986	11,799
Wartsila Oyj Abp	211,416	9,496
Fortum Oyj	603,369	9,488
Elisa Oyj	219,263	7,941
Stora Enso Oyj	785,122	6,398
Nokian Renkaat Oyj	181,016	6,155
Neste Oyj	172,137	5,393
Orion Oyj Class B	138,521	4,570
Metso Oyj	185,376	3,825

	Kesko Oyj Class B	93,061	3,734
			159,251
France (6.7%)
	Sanofi	1,539,593	128,034
	TOTAL SA	2,851,881	126,684
	AXA SA	2,625,977	64,895
	BNP Paribas SA	1,331,273	63,065
	LVMH Moet Hennessy Louis Vuitton SE	341,390	54,912
	Danone SA	774,909	53,372
	Airbus Group SE	755,298	47,506
	Orange SA	2,599,578	46,157
	Vinci SA	635,528	43,056
	Schneider Electric SE	753,285	40,192
	Societe Generale SA	998,941	38,107
^	Vivendi SA	1,603,399	34,858
	Essilor International SA	271,571	33,692
	L'Oreal SA Loyalty Line	190,657	32,588
	Pernod Ricard SA	267,683	31,328
	Engie SA	1,939,282	30,943
	Air Liquide SA	247,676	25,612
	Cie de Saint-Gobain	618,385	25,486
	Safran SA	380,052	24,621
	Cie Generale des Etablissements Michelin	254,845	23,251
	L'Oreal SA	133,175	22,763
	Air Liquide SA (Prime de fidelite)	219,013	22,648
	Carrefour SA	741,366	21,100
	Legrand SA	365,364	20,125
	Renault SA	234,562	19,903
	Cap Gemini SA	216,851	19,816
	Kering	101,597	17,122
	Publicis Groupe SA	258,520	15,508
	Veolia Environnement SA	633,855	15,282
*	Alcatel-Lucent SA	3,793,696	15,043
	Valeo SA	105,612	13,723
	Dassault Systemes	172,533	13,336
*,^ Sodexo SA		126,100	12,350
	Klepierre	280,313	12,149
	Christian Dior SE	70,814	11,977
	Hermes International	32,497	11,056
	Thales SA	140,156	10,668
	Accor SA	279,859	10,629
	SES SA	406,166	10,620
	Credit Agricole SA	1,062,831	10,606
	Bouygues SA	254,604	9,966
	Atos SE	119,622	9,457
	Ingenico Group SA	74,731	8,822
	Suez Environnement Co.	441,488	8,184
	Iliad SA	31,675	7,943
*	Peugeot SA	531,850	7,909
*,^ Alstom SA		293,822	7,884
	SCOR SE	215,284	7,504
	Groupe Eurotunnel SE	625,002	7,182
	Eutelsat Communications SA	220,503	7,127
	Technip SA	150,598	7,017
	Bureau Veritas SA	351,248	6,692
	Gecina SA	51,242	6,587
	Natixis SA	1,265,855	6,193

Arkema SA	95,254	5,950
Societe BIC SA	36,308	5,913
Eiffage SA	85,761	5,890
STMicroelectronics NV	854,226	5,581
Zodiac Aerospace	260,550	5,433
Bollore SA	1,323,236	5,341
Edenred	275,619	5,186
Numericable-SFR SAS	125,337	4,976
Rexel SA	403,237	4,775
Aeroports de Paris	39,719	4,499
Lagardere SCA	153,186	4,353
Wendel SA	41,549	4,161
Fonciere Des Regions	48,167	4,093
JCDecaux SA	95,419	3,757
Credit Agricole SA Loyalty Line	374,217	3,734
^ Casino Guichard Perrachon SA	78,549	3,561
ICADE	48,167	3,423
Eurazeo SA	55,230	3,372
Electricite de France SA	251,576	3,290
Faurecia	84,034	3,052
CNP Assurances	228,216	3,052
Imerys SA	47,436	2,936
Ipsen SA	47,335	2,728
SEB SA	27,183	2,654
BioMerieux	18,783	2,362
Remy Cointreau SA	31,142	2,237
Euler Hermes Group	18,605	1,591
Societe Television Francaise 1	138,901	1,562
Electricite de France SA Loyalty Line	102,414	1,339
SEB SA Loyalty Line	9,727	950
^ Vallourec SA	154,642	681
		1,495,682
Germany (6.3%)
Bayer AG	1,127,181	126,861
Siemens AG	1,079,453	103,466
Allianz SE	620,591	100,435
SAP SE	1,218,321	97,082
Daimler AG	1,302,060	91,163
BASF SE	1,258,284	83,869
* Deutsche Telekom AG	4,314,809	75,134
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	199,609	38,459
Bayerische Motoren Werke AG	443,105	36,904
Fresenius SE & Co. KGaA	534,429	35,464
Linde AG	252,145	34,311
Deutsche Bank AG	1,879,799	33,688
Deutsche Post AG	1,295,677	31,403
Continental AG	147,201	30,890
Volkswagen AG Preference Shares	250,149	29,130
adidas AG	272,361	28,046
E.ON SE	2,554,060	26,171
Fresenius Medical Care AG & Co. KGaA	290,154	25,769
Henkel AG & Co. KGaA Preference Shares	236,123	25,089
Deutsche Boerse AG	254,024	21,677
Infineon Technologies AG	1,527,861	20,445
Vonovia SE	635,468	19,368
Merck KGaA	175,770	15,305
Henkel AG & Co. KGaA	158,944	14,656

	ProSiebenSat.1 Media SE	290,508	14,515
	HeidelbergCement AG	191,374	14,097
	Beiersdorf AG	135,639	12,519
	Deutsche Wohnen AG	459,763	12,121
*	Commerzbank AG	1,416,005	11,507
	Symrise AG	167,561	10,866
	Brenntag AG	210,171	10,313
	GEA Group AG	240,010	10,069
	Porsche Automobil Holding SE Preference Shares	208,616	9,461
	RWE AG	661,879	9,271
	ThyssenKrupp AG	577,729	8,927
	Hannover Rueck SE	82,068	8,638
	United Internet AG	162,389	8,404
^	Wirecard AG	158,199	8,000
*	QIAGEN NV	309,325	7,067
	HUGO BOSS AG	87,788	6,992
	TUI AG	408,585	6,939
	METRO AG	225,578	6,392
	MTU Aero Engines AG	69,470	6,378
	Evonik Industries AG	178,369	5,507
	K&S AG	259,836	5,493
	LANXESS AG	126,409	5,219
	Volkswagen AG	39,563	5,193
	Bayerische Motoren Werke AG Preference Shares	75,133	5,173
	OSRAM Licht AG	113,878	5,084
*,2 Zalando SE		143,703	4,949
	MAN SE	47,605	4,810
	Telefonica Deutschland Holding AG	936,487	4,645
*	Deutsche Lufthansa AG	313,094	4,591
	RTL Group SA	52,986	4,292
	TUI AG-DI	232,404	3,932
	Fuchs Petrolub SE Preference Shares	95,096	3,900
	Kabel Deutschland Holding AG	28,837	3,695
	Fraport AG Frankfurt Airport Services Worldwide	50,250	3,048
	Axel Springer SE	56,832	2,959
	Fielmann AG	34,168	2,578
	HOCHTIEF AG	27,950	2,567
	Hella KGaA Hueck & Co.	43,819	1,831
	Suedzucker AG	109,115	1,651
	FUCHS PETROLUB SE	46,450	1,644
	Talanx AG	51,789	1,496
	Wacker Chemie AG	19,572	1,433
	RWE AG Preference Shares	44,448	476
			1,413,427
Greece (0.1%)
	Alpha Bank AE	1,867,585	3,788
	Hellenic Telecommunications Organization SA	328,786	2,863
	OPAP SA	292,412	2,167
	National Bank of Greece SA	6,902,045	1,908
	Piraeus Bank SA	8,834,440	1,772
			12,498
Hong Kong (2.5%)
	AIA Group Ltd.	16,412,681	91,246
	CK Hutchison Holdings Ltd.	3,839,472	47,973
	Hong Kong Exchanges and Clearing Ltd.	1,630,700	36,137
	Sun Hung Kai Properties Ltd.	2,271,499	24,644

	Cheung Kong Property Holdings Ltd.	3,842,872	20,830
	Link REIT	3,065,268	17,585
	CLP Holdings Ltd.	2,085,257	17,516
	Jardine Matheson Holdings Ltd.	331,346	17,407
	Hang Seng Bank Ltd.	1,038,700	17,271
	Power Assets Holdings Ltd.	1,803,812	16,487
	Hong Kong & China Gas Co. Ltd.	9,295,928	16,363
	BOC Hong Kong Holdings Ltd.	4,907,882	13,065
	Sands China Ltd.	3,286,400	11,479
	Hongkong Land Holdings Ltd.	1,590,965	10,024
	Galaxy Entertainment Group Ltd.	2,904,000	9,124
	MTR Corp. Ltd.	1,920,500	8,695
	Wharf Holdings Ltd.	1,845,275	8,635
	Jardine Strategic Holdings Ltd.	309,500	8,477
^	Cheung Kong Infrastructure Holdings Ltd.	829,000	7,797
	Henderson Land Development Co. Ltd.	1,395,367	7,601
	Swire Pacific Ltd. Class A	783,941	7,563
	Techtronic Industries Co. Ltd.	1,716,500	6,513
^	AAC Technologies Holdings Inc.	947,500	6,071
	New World Development Co. Ltd.	7,373,309	6,036
^	Want Want China Holdings Ltd.	8,884,805	5,837
	Hang Lung Properties Ltd.	3,081,000	5,683
	Sino Land Co. Ltd.	4,097,600	5,264
	China Mengniu Dairy Co. Ltd.	3,700,000	5,162
	Bank of East Asia Ltd.	1,564,807	4,600
	Li & Fung Ltd.	7,864,555	4,524
	Samsonite International SA	1,734,020	4,495
	Wheelock & Co. Ltd.	1,110,000	4,250
	Swire Properties Ltd.	1,588,100	4,132
*,2 WH Group Ltd.		7,183,161	4,113
	Yue Yuen Industrial Holdings Ltd.	1,139,830	3,937
	New World China Land Ltd.	3,579,400	3,475
	Hysan Development Co. Ltd.	870,000	3,371
	PCCW Ltd.	5,535,000	3,320
*	Semiconductor Manufacturing International Corp.	34,820,000	3,024
	Tingyi Cayman Islands Holding Corp.	2,559,667	2,925
	NWS Holdings Ltd.	1,909,500	2,847
^	Esprit Holdings Ltd.	2,507,644	2,593
	ASM Pacific Technology Ltd.	333,500	2,426
	Hopewell Holdings Ltd.	744,500	2,259
	First Pacific Co. Ltd.	3,222,350	2,222
	Cathay Pacific Airways Ltd.	1,381,015	2,180
	VTech Holdings Ltd.	216,300	2,171
^	Prada SPA	696,506	2,079
	Kerry Properties Ltd.	893,000	2,067
^	Sun Art Retail Group Ltd.	2,919,055	1,647
^	SJM Holdings Ltd.	2,493,000	1,645
^	Wynn Macau Ltd.	1,454,900	1,575
^	Haitong International Securities Group Ltd.	3,063,908	1,529
	Champion REIT	3,162,000	1,488
^	Brightoil Petroleum Holdings Ltd.	4,887,000	1,446
	Johnson Electric Holdings Ltd.	475,875	1,408
	Television Broadcasts Ltd.	387,100	1,356
	Shangri-La Asia Ltd.	1,449,390	1,350
	Xinyi Glass Holdings Ltd.	2,626,000	1,337
^	Melco International Development Ltd.	1,077,000	1,310
	Cafe de Coral Holdings Ltd.	448,000	1,228

	China Travel International Investment Hong Kong Ltd.	3,558,000	1,211
	MGM China Holdings Ltd.	1,006,176	1,211
*	Global Brands Group Holding Ltd.	7,727,555	1,187
^	Uni-President China Holdings Ltd.	1,735,702	1,126
	FIH Mobile Ltd.	3,142,000	1,124
^	Xinyi Solar Holdings Ltd.	3,488,000	1,121
^	Shui On Land Ltd.	4,582,200	1,117
	Great Eagle Holdings Ltd.	383,000	1,076
*	Goldin Financial Holdings Ltd.	977,873	1,054
	L'Occitane International SA	601,750	1,053
	Kerry Logistics Network Ltd.	748,000	1,034
^	Orient Overseas International Ltd.	270,500	1,008
	Huabao International Holdings Ltd.	2,670,000	995
	Dah Sing Financial Holdings Ltd.	202,121	950
^	Chow Tai Fook Jewellery Group Ltd.	1,492,800	866
	Texwinca Holdings Ltd.	884,000	855
^	Guotai Junan International Holdings Ltd.	3,188,943	850
	Shun Tak Holdings Ltd.	2,465,625	830
	Dah Sing Banking Group Ltd.	526,063	828
	Lifestyle International Holdings Ltd.	622,000	770
*,2 China Jicheng Holdings Ltd.		3,936,780	742
^	United Co. RUSAL plc	2,201,876	634
*,^ China Oceanwide Holdings Ltd.		5,822,000	603
	Hopewell Highway Infrastructure Ltd.	1,211,100	558
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,767,000	557
^	Shougang Fushan Resources Group Ltd.	4,840,000	521
^	Towngas China Co. Ltd.	1,024,921	495
^	Kowloon Development Co. Ltd.	492,000	401
^	Sa Sa International Holdings Ltd.	1,235,844	338
*,^ Good Resources Holdings Ltd.		3,249,853	277
*,^ Macau Legend Development Ltd.		2,055,000	266
*,^ China Huarong Energy Co. Ltd.		9,164,229	252
^	Imperial Pacific International Holdings Ltd.	7,196,773	146
			566,870
Hungary (0.1%)
	OTP Bank plc	254,213	5,408
	Richter Gedeon Nyrt	187,176	3,653
	MOL Hungarian Oil & Gas plc	65,346	3,177
*	Magyar Telekom Telecommunications plc	527,722	728
			12,966
India (2.2%)
	Infosys Ltd. ADR	2,435,816	43,625
	Housing Development Finance Corp. Ltd.	2,169,097	37,971
	Tata Consultancy Services Ltd.	646,349	22,863
2	Reliance Industries Ltd. GDR	729,961	22,189
	Sun Pharmaceutical Industries Ltd.	1,523,818	19,724
	HDFC Bank Ltd. ADR	284,023	17,135
	ITC Ltd.	2,650,562	12,568
	Hindustan Unilever Ltd.	981,192	11,854
	ICICI Bank Ltd. ADR	1,655,227	11,007
	Reliance Industries Ltd.	683,594	10,485
	Oil & Natural Gas Corp. Ltd.	2,832,212	9,512
	HCL Technologies Ltd.	733,718	9,413
	Coal India Ltd.	1,831,756	8,670
	Lupin Ltd.	304,850	7,721
	Mahindra & Mahindra Ltd.	416,978	7,617

Bharti Airtel Ltd.	1,766,811	7,582
Kotak Mahindra Bank Ltd.	736,543	7,454
* Tata Motors Ltd.	1,396,874	7,008
Wipro Ltd. ADR	579,759	6,795
Axis Bank Ltd.	1,057,745	6,417
NTPC Ltd. (Common)	2,703,253	5,704
IndusInd Bank Ltd.	396,018	5,452
State Bank of India GDR	194,982	5,258
Hero MotoCorp Ltd.	133,662	5,077
Asian Paints Ltd.	393,208	5,061
Larsen & Toubro Ltd.	305,076	4,989
Tech Mahindra Ltd.	630,708	4,686
Indian Oil Corp. Ltd.	776,180	4,618
Zee Entertainment Enterprises Ltd.	734,466	4,571
Aurobindo Pharma Ltd.	366,272	4,531
Maruti Suzuki India Ltd.	72,162	4,373
Eicher Motors Ltd.	16,598	4,068
Bharti Infratel Ltd.	750,108	4,017
Cipla Ltd.	439,440	3,810
UltraTech Cement Ltd.	90,318	3,799
Adani Ports & Special Economic Zone Ltd.	1,148,167	3,620
Dr Reddy's Laboratories Ltd. ADR	76,764	3,449
Bajaj Auto Ltd.	95,532	3,312
Bharat Petroleum Corp. Ltd.	239,546	3,157
Godrej Consumer Products Ltd.	172,122	3,115
Power Grid Corp. of India Ltd.	1,405,968	3,074
Idea Cellular Ltd.	1,972,289	3,016
* United Spirits Ltd.	81,864	3,016
Shriram Transport Finance Co. Ltd.	229,829	2,873
Bosch Ltd.	10,399	2,690
Dabur India Ltd.	723,259	2,683
UPL Ltd.	412,796	2,677
Nestle India Ltd.	32,014	2,594
JSW Steel Ltd.	164,964	2,586
Infosys Ltd.	144,298	2,481
Ambuja Cements Ltd.	853,472	2,475
LIC Housing Finance Ltd.	344,759	2,443
GAIL India Ltd.	427,300	2,331
Glenmark Pharmaceuticals Ltd.	188,863	2,162
Marico Ltd.	632,859	2,076
Ashok Leyland Ltd.	1,554,269	2,066
* Tata Motors Ltd. Class A	517,417	2,037
Yes Bank Ltd.	180,767	2,003
Bajaj Finance Ltd.	21,830	1,913
Divi's Laboratories Ltd.	112,427	1,898
Shree Cement Ltd.	11,778	1,840
Siemens Ltd.	119,960	1,814
Vedanta Ltd.	1,661,931	1,786
HDFC Bank Ltd.	114,495	1,786
Motherson Sumi Systems Ltd.	447,396	1,767
Bharat Heavy Electricals Ltd.	825,386	1,700
Piramal Enterprises Ltd.	113,237	1,660
Britannia Industries Ltd.	40,760	1,622
Oracle Financial Services Software Ltd.	29,745	1,596
Bharat Forge Ltd.	124,703	1,540
Titan Co. Ltd.	285,514	1,540
* Cadila Healthcare Ltd.	329,040	1,482

	Bajaj Finserv Ltd.	51,563	1,418
	Crompton Greaves Ltd.	556,042	1,412
	Bharat Electronics Ltd.	77,139	1,408
	ICICI Bank Ltd.	410,881	1,399
	Pidilite Industries Ltd.	164,767	1,380
	Hindustan Petroleum Corp. Ltd.	111,196	1,342
	Rural Electrification Corp. Ltd.	462,840	1,323
*	Reliance Communications Ltd.	1,428,009	1,320
	GlaxoSmithKline Pharmaceuticals Ltd.	27,224	1,300
	Wipro Ltd.	154,703	1,288
	NMDC Ltd.	1,061,906	1,270
	Reliance Infrastructure Ltd.	179,596	1,258
	Cummins India Ltd.	89,094	1,216
	Bank of Baroda	645,795	1,204
	GlaxoSmithKline Consumer Healthcare Ltd.	13,913	1,198
	Hindalco Industries Ltd.	1,105,952	1,162
	Tata Steel Ltd.	312,155	1,160
	Torrent Pharmaceuticals Ltd.	55,122	1,140
	Tata Power Co. Ltd.	1,268,025	1,129
	Mahindra & Mahindra Financial Services Ltd.	365,610	1,127
	Colgate-Palmolive India Ltd.	87,578	1,110
	Cairn India Ltd.	608,883	1,107
	ACC Ltd.	60,220	1,106
	Power Finance Corp. Ltd.	424,235	1,104
	Emami Ltd.	73,907	1,102
	Dr Reddy's Laboratories Ltd.	24,066	1,099
	United Breweries Ltd.	92,063	1,053
	Reliance Capital Ltd.	177,462	1,011
	Castrol India Ltd.	158,779	986
	ABB India Ltd.	68,401	983
	Grasim Industries Ltd.	17,743	891
*	IDFC Bank Ltd.	1,113,608	862
*	Wockhardt Ltd.	45,282	856
	Steel Authority of India Ltd.	1,327,539	842
	Oil India Ltd.	161,291	840
	DLF Ltd.	584,010	839
	Hindustan Zinc Ltd.	339,512	809
	Bajaj Holdings & Investment Ltd.	35,960	785
	Punjab National Bank	560,803	762
	Mphasis Ltd.	112,858	761
*	Aditya Birla Fashion and Retail Ltd.	221,868	731
*,2 InterGlobe Aviation Ltd.		54,224	699
	NHPC Ltd.	2,214,514	686
	JSW Energy Ltd.	558,364	635
	Sun TV Network Ltd.	111,329	625
	Reliance Power Ltd.	785,614	591
	IDFC Ltd.	952,848	572
*	GMR Infrastructure Ltd.	2,915,787	562
	Aditya Birla Nuvo Ltd.	42,667	552
*	Adani Power Ltd.	1,222,627	521
	Tata Communications Ltd.	87,649	520
	Exide Industries Ltd.	290,642	517
*	Jindal Steel & Power Ltd.	538,915	515
	Torrent Power Ltd.	143,644	499
	Godrej Industries Ltd.	92,551	481
	Adani Enterprises Ltd.	404,396	438
	Canara Bank	150,093	433

IDBI Bank Ltd.	438,206	382
Great Eastern Shipping Co. Ltd.	75,528	376
Union Bank of India	188,519	366
Tata Chemicals Ltd.	61,655	323
Bank of India	216,332	323
* Mangalore Refinery & Petrochemicals Ltd.	276,782	268
Corp Bank	271,987	156
Oriental Bank of Commerce	72,758	121
		499,758
Indonesia (0.5%)
Telekomunikasi Indonesia Persero Tbk PT	68,703,996	16,856
Bank Central Asia Tbk PT	16,714,400	16,027
Astra International Tbk PT	27,192,258	12,929
Bank Rakyat Indonesia Persero Tbk PT	14,564,100	12,011
Bank Mandiri Persero Tbk PT	12,733,778	8,993
Unilever Indonesia Tbk PT	1,532,100	4,110
Bank Negara Indonesia Persero Tbk PT	10,097,954	3,641
Semen Indonesia Persero Tbk PT	4,188,000	3,399
Indofood Sukses Makmur Tbk PT	6,407,000	2,915
United Tractors Tbk PT	2,251,558	2,878
Gudang Garam Tbk PT	618,400	2,637
Charoen Pokphand Indonesia Tbk PT	10,703,700	2,636
Indocement Tunggal Prakarsa Tbk PT	1,813,700	2,624
Perusahaan Gas Negara Persero Tbk	14,445,000	2,553
Kalbe Farma Tbk PT	25,935,881	2,536
Indofood CBP Sukses Makmur Tbk PT	1,528,900	1,619
Surya Citra Media Tbk PT	7,494,100	1,485
Bank Danamon Indonesia Tbk PT	4,352,194	1,289
* Tower Bersama Infrastructure Tbk PT	2,633,600	1,216
Jasa Marga Persero Tbk PT	2,807,000	1,181
* XL Axiata Tbk PT	3,992,100	1,072
Adaro Energy Tbk PT	18,145,458	701
Media Nusantara Citra Tbk PT	6,586,400	576
Global Mediacom Tbk PT	9,209,900	539
Astra Agro Lestari Tbk PT	400,000	500
Tambang Batubara Bukit Asam Persero Tbk PT	958,600	313
* Vale Indonesia Tbk PT	2,111,500	225
Indo Tambangraya Megah Tbk PT	444,600	157
		107,618
Ireland (0.2%)
Kerry Group plc Class A	196,787	16,047
* Bank of Ireland	37,246,619	12,284
Ryanair Holdings plc ADR	139,018	10,892
Smurfit Kappa Group plc	316,271	6,862
Glanbia plc	236,480	4,490
* Ryanair Holdings plc	19,968	297
* Irish Bank Resolution Corp. Ltd.	236,607	—
		50,872
Israel (0.6%)
Teva Pharmaceutical Industries Ltd.	1,347,390	82,793
Bank Hapoalim BM	1,341,186	6,230
* Bank Leumi Le-Israel BM	1,720,241	5,665
Bezeq The Israeli Telecommunication Corp. Ltd.	2,573,755	5,548
NICE-Systems Ltd.	72,170	4,330
Elbit Systems Ltd.	31,690	2,712
Frutarom Industries Ltd.	50,268	2,545

	Israel Chemicals Ltd.	613,821	2,474
*	Israel Discount Bank Ltd. Class A	1,460,793	2,403
	Teva Pharmaceutical Industries Ltd. ADR	36,524	2,245
	Mizrahi Tefahot Bank Ltd.	161,151	1,809
	Azrieli Group Ltd.	48,163	1,700
*	Tower Semiconductor Ltd.	93,739	1,189
	Delek Group Ltd.	6,762	1,167
	Gazit-Globe Ltd.	137,391	1,086
	Paz Oil Co. Ltd.	6,349	987
	Osem Investments Ltd.	54,913	919
	First International Bank Of Israel Ltd.	58,300	689
*	Oil Refineries Ltd.	1,442,476	597
	Strauss Group Ltd.	42,524	588
	Melisron Ltd.	18,436	585
	Israel Corp. Ltd.	3,093	519
	Harel Insurance Investments & Financial Services Ltd.	135,466	508
	Shikun & Binui Ltd.	250,559	390
	Delek Automotive Systems Ltd.	37,202	330
*	Clal Insurance Enterprises Holdings Ltd.	22,729	252
	Migdal Insurance & Financial Holding Ltd.	232,284	152
*	Shufersal Ltd.	1	—
			130,412
Italy (1.6%)
	Eni SPA	3,277,526	47,564
	Intesa Sanpaolo SPA (Registered)	16,406,701	46,746
	Enel SPA	9,355,472	38,411
	UniCredit SPA	6,668,827	25,781
	Assicurazioni Generali SPA	1,716,278	25,770
	Atlantia SPA	649,476	17,018
	Snam SPA	2,986,996	16,760
	Luxottica Group SPA	238,603	14,915
*	Telecom Italia SPA (Registered)	13,295,540	14,798
	Terna Rete Elettrica Nazionale SPA	1,932,675	10,357
	Fiat Chrysler Automobiles NV	1,190,443	8,335
	CNH Industrial NV	1,243,054	7,755
	Telecom Italia SPA (Bearer)	8,145,163	7,330
*	Ferrari NV	180,604	7,161
*	Finmeccanica SPA	515,906	6,146
	Mediobanca SPA	745,251	5,973
	Prysmian SPA	279,199	5,745
	Unione di Banche Italiane SPA	1,168,642	5,476
	EXOR SPA	140,788	4,590
*	Banco Popolare SC	489,924	4,563
	Enel Green Power SPA	2,122,335	4,160
	Tenaris SA	364,267	3,772
	Intesa Sanpaolo SPA	1,295,589	3,445
	Mediaset SPA	1,015,831	3,410
	Davide Campari-Milano SPA	388,090	3,404
	UnipolSai SPA	1,414,856	3,006
	Tenaris SA ADR	137,850	2,873
	Banca Monte dei Paschi di Siena SPA	3,317,130	2,408
*	Banca Mediolanum SPA	359,586	2,400
^	Salvatore Ferragamo SPA	66,907	1,513
	Parmalat SPA	425,463	1,105
*,^ Saipem SPA Rights Exp. 02/11/2016		344,516	1,082

*,^ Saipem SPA	344,516	213
		353,985
Japan (18.1%)
Toyota Motor Corp.	3,820,117	230,084
Mitsubishi UFJ Financial Group Inc.	18,956,507	97,207
Honda Motor Co. Ltd.	2,443,746	66,243
KDDI Corp.	2,559,566	64,815
Sumitomo Mitsui Financial Group Inc.	1,768,514	59,331
Mizuho Financial Group Inc.	33,749,259	58,394
SoftBank Group Corp.	1,262,254	55,584
Japan Tobacco Inc.	1,413,800	55,370
Takeda Pharmaceutical Co. Ltd.	1,054,631	51,069
East Japan Railway Co.	517,226	47,542
Seven & i Holdings Co. Ltd.	1,063,129	47,418
Central Japan Railway Co.	245,712	45,608
NTT DOCOMO Inc.	1,850,600	41,043
Astellas Pharma Inc.	2,961,280	41,004
Canon Inc.	1,427,077	39,876
Sony Corp.	1,711,600	39,725
Kao Corp.	681,400	36,568
FANUC Corp.	265,783	35,586
Fuji Heavy Industries Ltd.	851,600	34,850
Tokio Marine Holdings Inc.	955,527	34,188
Mitsubishi Estate Co. Ltd.	1,724,247	34,134
Bridgestone Corp.	873,497	31,823
Nissan Motor Co. Ltd.	3,198,025	31,807
Hitachi Ltd.	6,313,350	31,201
Mitsui Fudosan Co. Ltd.	1,288,500	30,332
Mitsubishi Corp.	1,876,794	30,085
Murata Manufacturing Co. Ltd.	255,900	29,599
Keyence Corp.	62,721	29,597
Denso Corp.	684,845	29,536
Shin-Etsu Chemical Co. Ltd.	560,266	28,616
Panasonic Corp.	2,898,184	27,214
Nippon Telegraph & Telephone Corp.	628,514	26,757
Mitsui & Co. Ltd.	2,319,318	26,363
ORIX Corp.	1,783,800	25,227
Nomura Holdings Inc.	4,645,600	25,211
Mitsubishi Electric Corp.	2,684,148	24,912
Daiwa House Industry Co. Ltd.	876,906	24,758
Daikin Industries Ltd.	361,914	24,453
ITOCHU Corp.	1,955,158	22,979
Fast Retailing Co. Ltd.	70,100	22,667
Kubota Corp.	1,530,666	22,623
Nidec Corp.	330,092	22,522
Eisai Co. Ltd.	360,611	21,797
Hoya Corp.	563,700	21,760
FUJIFILM Holdings Corp.	557,372	21,536
Dai-ichi Life Insurance Co. Ltd.	1,538,200	21,261
Nintendo Co. Ltd.	147,100	20,625
Nippon Steel & Sumitomo Metal Corp.	1,118,006	20,039
Ono Pharmaceutical Co. Ltd.	124,000	19,984
Komatsu Ltd.	1,281,500	19,161
Daiichi Sankyo Co. Ltd.	919,340	19,142
MS&AD Insurance Group Holdings Inc.	699,775	19,007
Secom Co. Ltd.	263,844	18,385
SMC Corp.	80,453	18,221

Kyocera Corp.	424,024	17,682
Shionogi & Co. Ltd.	400,900	17,495
Toray Industries Inc.	2,055,390	17,423
Ajinomoto Co. Inc.	724,697	17,236
Mitsubishi Heavy Industries Ltd.	4,357,890	17,127
Suzuki Motor Corp.	557,800	17,126
Otsuka Holdings Co. Ltd.	507,600	17,076
Olympus Corp.	437,605	17,064
Oriental Land Co. Ltd.	266,704	17,030
Shimano Inc.	106,700	17,021
Sumitomo Realty & Development Co. Ltd.	595,762	16,701
Asahi Group Holdings Ltd.	516,183	16,568
Sumitomo Mitsui Trust Holdings Inc.	5,155,168	16,483
Kirin Holdings Co. Ltd.	1,139,856	16,187
West Japan Railway Co.	249,694	16,177
Dentsu Inc.	302,618	16,083
MEIJI Holdings Co. Ltd.	184,990	15,528
Sompo Japan Nipponkoa Holdings Inc.	517,200	15,338
Sumitomo Corp.	1,530,038	15,252
Tokyo Gas Co. Ltd.	3,167,242	14,594
Resona Holdings Inc.	3,162,673	14,544
Daiwa Securities Group Inc.	2,318,500	14,488
Recruit Holdings Co. Ltd.	458,750	14,483
Terumo Corp.	442,102	14,057
Mazda Motor Corp.	771,300	14,036
Tokyo Electron Ltd.	212,398	13,753
Sumitomo Electric Industries Ltd.	1,041,994	13,729
Sekisui House Ltd.	808,689	12,730
Daito Trust Construction Co. Ltd.	99,500	12,650
Sysmex Corp.	195,920	12,616
JX Holdings Inc.	3,293,330	12,577
Aeon Co. Ltd.	941,100	12,560
Chubu Electric Power Co. Inc.	959,865	12,328
Nitto Denko Corp.	212,559	12,223
Tokyu Corp.	1,540,537	12,007
Rakuten Inc.	1,136,600	11,747
Asahi Kasei Corp.	1,804,607	11,725
Yamato Holdings Co. Ltd.	505,650	11,102
Inpex Corp.	1,245,830	11,092
Aisin Seiki Co. Ltd.	260,909	11,079
Toyota Industries Corp.	219,957	11,040
* Kansai Electric Power Co. Inc.	989,700	10,759
Marubeni Corp.	2,247,874	10,751
Sumitomo Chemical Co. Ltd.	2,085,500	10,596
* Tokyo Electric Power Co. Inc.	2,105,463	10,580
Hankyu Hanshin Holdings Inc.	1,693,700	10,566
Japan Exchange Group Inc.	740,400	10,526
Osaka Gas Co. Ltd.	2,671,921	10,134
Fujitsu Ltd.	2,416,055	10,089
Kintetsu Group Holdings Co. Ltd.	2,432,500	10,031
Shiseido Co. Ltd.	529,099	9,987
Mitsubishi Chemical Holdings Corp.	1,778,415	9,919
T&D Holdings Inc.	848,279	9,707
JFE Holdings Inc.	694,200	9,411
NEC Corp.	3,510,000	9,296
Unicharm Corp.	471,779	9,209
Makita Corp.	163,600	9,209

Taisei Corp.	1,470,700	9,153
TDK Corp.	164,800	9,052
Odakyu Electric Railway Co. Ltd.	845,210	8,990
Chugai Pharmaceutical Co. Ltd.	293,000	8,976
Japan Post Holdings Co. Ltd.	675,869	8,904
Ricoh Co. Ltd.	917,941	8,875
* Toshiba Corp.	5,162,452	8,620
Santen Pharmaceutical Co. Ltd.	539,500	8,618
Nitori Holdings Co. Ltd.	103,382	8,397
Obayashi Corp.	926,700	8,360
NTT Data Corp.	173,500	8,360
Bank of Yokohama Ltd.	1,544,869	8,240
Electric Power Development Co. Ltd.	241,800	8,158
Tohoku Electric Power Co. Inc.	646,800	8,123
Kikkoman Corp.	243,000	8,100
Isuzu Motors Ltd.	790,900	8,014
Suntory Beverage & Food Ltd.	173,200	8,010
Koito Manufacturing Co. Ltd.	172,600	7,997
NGK Insulators Ltd.	379,000	7,924
Asahi Glass Co. Ltd.	1,294,300	7,892
Dai Nippon Printing Co. Ltd.	842,566	7,883
Yamaha Motor Co. Ltd.	384,400	7,700
LIXIL Group Corp.	351,173	7,412
Keio Corp.	811,031	7,208
Lawson Inc.	90,500	7,146
Omron Corp.	272,200	7,074
^ Nikon Corp.	476,220	7,006
Toyota Tsusho Corp.	305,002	6,981
Sumitomo Metal Mining Co. Ltd.	647,700	6,873
Mitsubishi Motors Corp.	848,220	6,850
Japan Post Bank Co. Ltd.	563,198	6,848
* Kyushu Electric Power Co. Inc.	628,448	6,791
Ryohin Keikaku Co. Ltd.	32,000	6,787
Tobu Railway Co. Ltd.	1,387,690	6,768
Yahoo Japan Corp.	1,770,500	6,754
NSK Ltd.	641,700	6,650
Kajima Corp.	1,147,200	6,489
Shizuoka Bank Ltd.	740,877	6,468
NGK Spark Plug Co. Ltd.	271,908	6,424
TOTO Ltd.	196,800	6,387
Sekisui Chemical Co. Ltd.	522,000	6,380
Yakult Honsha Co. Ltd.	136,640	6,294
Isetan Mitsukoshi Holdings Ltd.	492,740	6,257
Daicel Corp.	423,700	6,233
Toppan Printing Co. Ltd.	708,000	6,161
Bandai Namco Holdings Inc.	268,000	6,097
Shimizu Corp.	782,000	6,062
^ Casio Computer Co. Ltd.	309,726	6,010
Kawasaki Heavy Industries Ltd.	1,940,037	6,007
Nisshin Seifun Group Inc.	362,025	5,861
Trend Micro Inc.	138,300	5,818
Seibu Holdings Inc.	289,735	5,795
Shimadzu Corp.	371,000	5,744
Nagoya Railroad Co. Ltd.	1,244,000	5,674
Keikyu Corp.	682,657	5,657
M3 Inc.	244,300	5,603
Chugoku Electric Power Co. Inc.	419,100	5,588

Chiba Bank Ltd.	902,500	5,583
Yamaha Corp.	230,600	5,504
Mitsui Chemicals Inc.	1,246,000	5,455
Rohm Co. Ltd.	119,600	5,435
Don Quijote Holdings Co. Ltd.	159,700	5,408
Seiko Epson Corp.	378,400	5,306
Mitsubishi Materials Corp.	1,719,000	5,302
Aozora Bank Ltd.	1,578,488	5,287
Kyowa Hakko Kirin Co. Ltd.	363,000	5,262
NH Foods Ltd.	269,000	5,220
Kuraray Co. Ltd.	428,300	5,166
Keisei Electric Railway Co. Ltd.	383,000	5,092
Konica Minolta Inc.	603,589	5,088
Hirose Electric Co. Ltd.	44,760	5,086
JTEKT Corp.	313,700	5,061
Nissin Foods Holdings Co. Ltd.	99,100	5,052
Mitsubishi Tanabe Pharma Corp.	307,000	5,045
Fukuoka Financial Group Inc.	1,182,700	5,019
Marui Group Co. Ltd.	314,200	4,985
Nomura Research Institute Ltd.	135,970	4,934
Alps Electric Co. Ltd.	247,300	4,903
Teijin Ltd.	1,320,000	4,836
Obic Co. Ltd.	93,200	4,828
Alfresa Holdings Corp.	257,900	4,805
Taiheiyo Cement Corp.	1,666,000	4,803
Nippon Express Co. Ltd.	1,022,500	4,790
Oji Holdings Corp.	1,184,200	4,782
Yamada Denki Co. Ltd.	986,400	4,777
Rinnai Corp.	51,700	4,748
JGC Corp.	297,604	4,721
J Front Retailing Co. Ltd.	341,700	4,713
Nippon Yusen KK	2,180,700	4,678
ANA Holdings Inc.	1,583,258	4,647
Nissan Chemical Industries Ltd.	200,200	4,635
Amada Holdings Co. Ltd.	489,100	4,619
Nippon Paint Holdings Co. Ltd.	241,600	4,618
Toho Gas Co. Ltd.	702,000	4,617
Asics Corp.	247,800	4,600
USS Co. Ltd.	297,300	4,567
Hamamatsu Photonics KK	183,700	4,565
Stanley Electric Co. Ltd.	207,000	4,556
Daihatsu Motor Co. Ltd.	288,000	4,496
MISUMI Group Inc.	367,252	4,491
Sohgo Security Services Co. Ltd.	91,800	4,485
Tokyu Fudosan Holdings Corp.	678,023	4,447
Nankai Electric Railway Co. Ltd.	749,000	4,421
Hisamitsu Pharmaceutical Co. Inc.	97,701	4,396
Keihan Electric Railway Co. Ltd.	696,000	4,366
Yamazaki Baking Co. Ltd.	200,000	4,363
Taisho Pharmaceutical Holdings Co. Ltd.	64,500	4,348
Kaneka Corp.	451,000	4,316
Suruga Bank Ltd.	237,000	4,303
IHI Corp.	2,013,000	4,301
Toho Co. Ltd.	164,400	4,298
Toyo Suisan Kaisha Ltd.	124,100	4,298
Tosoh Corp.	886,000	4,288
Calbee Inc.	102,204	4,247

Hino Motors Ltd.	371,600	4,217
Hulic Co. Ltd.	479,343	4,133
Kobe Steel Ltd.	4,192,000	4,074
Japan Airlines Co. Ltd.	108,288	4,064
Yaskawa Electric Corp.	362,500	4,023
Credit Saison Co. Ltd.	212,584	3,997
Tsuruha Holdings Inc.	47,908	3,976
Park24 Co. Ltd.	140,900	3,925
FamilyMart Co. Ltd.	83,700	3,917
Hiroshima Bank Ltd.	782,200	3,916
Mabuchi Motor Co. Ltd.	72,300	3,903
Ezaki Glico Co. Ltd.	71,300	3,897
Iida Group Holdings Co. Ltd.	218,600	3,897
Suzuken Co. Ltd.	112,587	3,894
Haseko Corp.	371,300	3,889
Bank of Kyoto Ltd.	501,000	3,886
Toyo Seikan Group Holdings Ltd.	213,700	3,878
Sony Financial Holdings Inc.	234,200	3,875
Kose Corp.	41,400	3,848
Seven Bank Ltd.	900,960	3,837
Kobayashi Pharmaceutical Co. Ltd.	44,800	3,817
Hokuriku Electric Power Co.	267,900	3,791
Kansai Paint Co. Ltd.	271,000	3,786
Hoshizaki Electric Co. Ltd.	53,593	3,748
Joyo Bank Ltd.	914,072	3,712
Minebea Co. Ltd.	473,000	3,707
Kakaku.com Inc.	190,988	3,705
JSR Corp.	253,600	3,683
Yokogawa Electric Corp.	325,400	3,644
Sojitz Corp.	1,673,100	3,614
Hakuhodo DY Holdings Inc.	336,100	3,582
Yamaguchi Financial Group Inc.	329,000	3,563
Mitsubishi UFJ Lease & Finance Co. Ltd.	711,500	3,532
Takashimaya Co. Ltd.	412,000	3,529
Otsuka Corp.	70,600	3,502
Gunma Bank Ltd.	628,000	3,477
Sotetsu Holdings Inc.	597,000	3,471
MediPal Holdings Corp.	213,000	3,455
AEON Financial Service Co. Ltd.	147,900	3,402
* Kyushu Financial Group Inc.	540,045	3,369
Kewpie Corp.	153,900	3,367
Shimamura Co. Ltd.	29,932	3,348
TonenGeneral Sekiyu KK	408,000	3,326
Air Water Inc.	209,000	3,323
Disco Corp.	34,900	3,320
Shinsei Bank Ltd.	2,104,000	3,288
Iyo Bank Ltd.	386,000	3,272
Kurita Water Industries Ltd.	152,400	3,241
NOK Corp.	155,800	3,239
Miraca Holdings Inc.	78,400	3,236
Hokuhoku Financial Group Inc.	1,741,000	3,229
Brother Industries Ltd.	318,300	3,217
Kaken Pharmaceutical Co. Ltd.	48,600	3,210
Nishi-Nippon Railroad Co. Ltd.	510,000	3,189
Lion Corp.	340,000	3,160
Konami Holdings Corp.	136,100	3,152
Sumitomo Rubber Industries Ltd.	246,100	3,123

	Pigeon Corp.	144,900	3,111
	CyberAgent Inc.	65,700	3,100
^	Japan Airport Terminal Co. Ltd.	77,100	3,093
	Sumitomo Heavy Industries Ltd.	779,200	3,085
	Sawai Pharmaceutical Co. Ltd.	44,100	3,058
	Sundrug Co. Ltd.	46,100	3,054
	Asahi Intecc Co. Ltd.	66,236	3,053
	Hachijuni Bank Ltd.	544,000	3,042
	Hitachi Metals Ltd.	268,900	3,026
	Shikoku Electric Power Co. Inc.	208,172	3,025
	Mitsui OSK Lines Ltd.	1,525,500	3,023
	Tokyo Tatemono Co. Ltd.	275,500	2,964
	Temp Holdings Co. Ltd.	198,200	2,932
	DIC Corp.	1,130,700	2,914
	Toyo Tire & Rubber Co. Ltd.	135,800	2,905
	Nomura Real Estate Holdings Inc.	163,900	2,878
	Chugoku Bank Ltd.	241,300	2,873
	Nippon Electric Glass Co. Ltd.	553,500	2,865
	Nifco Inc.	59,000	2,860
	Aoyama Trading Co. Ltd.	71,700	2,854
	Nexon Co. Ltd.	174,938	2,839
	Nippon Shokubai Co. Ltd.	43,400	2,837
	Ube Industries Ltd.	1,447,000	2,818
	Fuji Electric Co. Ltd.	807,000	2,805
	Sankyo Co. Ltd.	72,900	2,788
	SBI Holdings Inc.	278,690	2,788
	Mitsubishi Logistics Corp.	203,000	2,784
	Nabtesco Corp.	160,100	2,770
	Mitsubishi Gas Chemical Co. Inc.	571,000	2,729
	Ebara Corp.	616,000	2,728
	Kamigumi Co. Ltd.	301,000	2,713
	Denka Co. Ltd.	606,000	2,686
	Benesse Holdings Inc.	94,200	2,634
	Sugi Holdings Co. Ltd.	49,265	2,554
	Square Enix Holdings Co. Ltd.	106,100	2,550
	Nippon Kayaku Co. Ltd.	237,000	2,539
	Maruichi Steel Tube Ltd.	89,400	2,532
	Rohto Pharmaceutical Co. Ltd.	135,400	2,528
	SCSK Corp.	57,276	2,517
	Hitachi High-Technologies Corp.	88,600	2,514
	Sega Sammy Holdings Inc.	265,600	2,503
	Glory Ltd.	78,100	2,498
	Hitachi Chemical Co. Ltd.	141,800	2,493
	Aeon Mall Co. Ltd.	163,080	2,492
	Matsumotokiyoshi Holdings Co. Ltd.	53,200	2,490
	Tsumura & Co.	91,000	2,479
	THK Co. Ltd.	152,200	2,432
	Citizen Holdings Co. Ltd.	395,400	2,413
	Nippon Shinyaku Co. Ltd.	69,000	2,404
	NHK Spring Co. Ltd.	243,600	2,401
*,^ Sharp Corp.		2,069,657	2,398
	Nihon Kohden Corp.	106,600	2,397
^	Sumitomo Dainippon Pharma Co. Ltd.	212,900	2,372
	Century Tokyo Leasing Corp.	63,844	2,364
	Nichirei Corp.	312,000	2,324
	Sumitomo Forestry Co. Ltd.	182,300	2,315
	77 Bank Ltd.	497,000	2,307

*,^ Acom Co. Ltd.		505,300	2,296
	Azbil Corp.	98,100	2,276
	Seino Holdings Co. Ltd.	208,600	2,272
	Resorttrust Inc.	90,000	2,268
	Kawasaki Kisen Kaisha Ltd.	1,246,000	2,237
	Ushio Inc.	172,000	2,236
	Nishi-Nippon City Bank Ltd.	993,700	2,228
^	Ibiden Co. Ltd.	158,000	2,226
	Showa Denko KK	2,028,200	2,222
	NTN Corp.	582,000	2,215
	Kinden Corp.	178,000	2,207
	COMSYS Holdings Corp.	151,200	2,207
	Nippon Paper Industries Co. Ltd.	136,800	2,198
*	Hokkaido Electric Power Co. Inc.	234,600	2,186
^	Advantest Corp.	233,400	2,172
	Dowa Holdings Co. Ltd.	320,000	2,170
	Yokohama Rubber Co. Ltd.	144,000	2,159
	Zenkoku Hosho Co. Ltd.	68,600	2,150
	Toyoda Gosei Co. Ltd.	99,200	2,149
	Start Today Co. Ltd.	67,200	2,140
	SCREEN Holdings Co. Ltd.	275,000	2,140
	Fujikura Ltd.	435,000	2,131
	Sanwa Holdings Corp.	300,500	2,130
	DeNA Co. Ltd.	146,300	2,117
^	Hitachi Construction Machinery Co. Ltd.	143,300	2,090
	Hikari Tsushin Inc.	31,600	2,086
	Showa Shell Sekiyu KK	253,900	2,072
	Oracle Corp. Japan	45,600	2,071
^	Izumi Co. Ltd.	53,200	2,069
^	Ito En Ltd.	75,900	2,046
	Topcon Corp.	144,100	2,045
^	Japan Post Insurance Co. Ltd.	90,133	2,041
	Sumitomo Osaka Cement Co. Ltd.	499,000	2,034
	Daido Steel Co. Ltd.	488,700	2,032
	Idemitsu Kosan Co. Ltd.	135,000	2,025
	H2O Retailing Corp.	118,700	2,023
	House Foods Group Inc.	101,100	2,008
	Wacoal Holdings Corp.	171,000	1,999
	Sapporo Holdings Ltd.	446,200	1,990
	Takara Holdings Inc.	258,900	1,940
^	Sanrio Co. Ltd.	83,488	1,933
	Coca-Cola West Co. Ltd.	86,600	1,911
	K's Holdings Corp.	54,744	1,865
	Welcia Holdings Co. Ltd.	34,231	1,848
^	Bic Camera Inc.	203,900	1,835
	Calsonic Kansei Corp.	208,700	1,833
	GS Yuasa Corp.	521,000	1,821
	Nagase & Co. Ltd.	152,000	1,821
	ABC-Mart Inc.	33,200	1,807
	UNY Group Holdings Co. Ltd.	281,700	1,805
^	Cosmos Pharmaceutical Corp.	11,902	1,798
	MonotaRO Co. Ltd.	77,481	1,791
	Pola Orbis Holdings Inc.	25,868	1,779
	Furukawa Electric Co. Ltd.	863,000	1,776
	Tokai Tokyo Financial Holdings Inc.	315,600	1,772
	Taiyo Yuden Co. Ltd.	153,000	1,771
	Taiyo Nippon Sanso Corp.	193,900	1,755

	Daishi Bank Ltd.	460,000	1,749
	Autobacs Seven Co. Ltd.	99,800	1,745
	Nisshinbo Holdings Inc.	173,200	1,744
^	Kagome Co. Ltd.	100,800	1,741
	TS Tech Co. Ltd.	69,700	1,729
	Chiyoda Corp.	234,000	1,714
	Toyota Boshoku Corp.	83,700	1,699
^	OSG Corp.	101,792	1,692
	Tokai Rika Co. Ltd.	67,700	1,665
	Juroku Bank Ltd.	461,000	1,654
	Sumco Corp.	244,786	1,653
	OKUMA Corp.	212,000	1,614
	Awa Bank Ltd.	291,500	1,607
	Toyobo Co. Ltd.	1,218,000	1,601
	Coca-Cola East Japan Co. Ltd.	98,500	1,590
	Japan Steel Works Ltd.	486,500	1,553
	Shiga Bank Ltd.	347,000	1,549
	San-In Godo Bank Ltd.	214,000	1,545
	Capcom Co. Ltd.	69,400	1,538
	Tadano Ltd.	151,000	1,517
	HIS Co. Ltd.	50,900	1,511
^	Nipro Corp.	151,800	1,509
	Shimachu Co. Ltd.	66,300	1,505
	Senshu Ikeda Holdings Inc.	364,240	1,489
	Skylark Co. Ltd.	127,400	1,476
	Hitachi Capital Corp.	59,800	1,474
	Toda Corp.	304,000	1,467
	Okasan Securities Group Inc.	262,000	1,460
	Keiyo Bank Ltd.	335,000	1,452
	Jafco Co. Ltd.	44,600	1,447
	Mochida Pharmaceutical Co. Ltd.	18,300	1,415
	Musashino Bank Ltd.	44,700	1,414
	Heiwa Corp.	72,400	1,410
	Mitsui Engineering & Shipbuilding Co. Ltd.	1,011,700	1,409
	Yamato Kogyo Co. Ltd.	58,700	1,390
	DMG Mori Co. Ltd.	142,500	1,385
	Hyakugo Bank Ltd.	327,000	1,379
	Zeon Corp.	204,000	1,376
	Shochiku Co. Ltd.	154,676	1,352
	KYORIN Holdings Inc.	71,920	1,332
	Lintec Corp.	65,400	1,326
	NTT Urban Development Corp.	134,500	1,321
	North Pacific Bank Ltd.	424,300	1,303
	Matsui Securities Co. Ltd.	145,500	1,259
*,^ Aiful Corp.		398,492	1,253
	Rengo Co. Ltd.	289,000	1,241
	Canon Marketing Japan Inc.	68,400	1,235
	Maeda Road Construction Co. Ltd.	78,895	1,234
^	COLOPL Inc.	62,800	1,214
	FP Corp.	33,206	1,211
	Nisshin Steel Co. Ltd.	127,000	1,208
	Mitsui Mining & Smelting Co. Ltd.	757,000	1,200
*,^ Japan Display Inc.		485,400	1,123
	Kissei Pharmaceutical Co. Ltd.	49,000	1,120
	Hyakujushi Bank Ltd.	343,500	1,111
	Japan Petroleum Exploration Co. Ltd.	42,600	1,107
	Itochu Techno-Solutions Corp.	67,000	1,088

^	Fukuyama Transporting Co. Ltd.	220,000	1,083
	Hokkoku Bank Ltd.	378,000	1,060
	Onward Holdings Co. Ltd.	169,000	1,060
	Nissan Shatai Co. Ltd.	103,159	1,002
*	Cosmo Energy Holdings Co. Ltd.	89,800	990
	Nippo Corp.	66,531	988
	SKY Perfect JSAT Holdings Inc.	172,500	979
*	Orient Corp.	516,632	974
	Hitachi Transport System Ltd.	58,900	960
	NS Solutions Corp.	41,400	939
	Japan Aviation Electronics Industry Ltd.	90,000	911
	Kandenko Co. Ltd.	143,000	872
	Exedy Corp.	37,026	865
	Nippon Television Holdings Inc.	40,900	760
	PanaHome Corp.	102,000	743
	Tokyo Broadcasting System Holdings Inc.	47,300	720
	Gree Inc.	159,400	703
	Komeri Co. Ltd.	35,100	697
	Daikyo Inc.	405,000	654
	Toppan Forms Co. Ltd.	54,400	654
	Fuji Media Holdings Inc.	53,500	602
*,^ Laox Co. Ltd.		349,000	539
^	Toshiba TEC Corp.	159,000	512
	TV Asahi Holdings Corp.	26,100	475
	Mitsubishi Shokuhin Co. Ltd.	18,502	436
	Sumitomo Real Estate Sales Co. Ltd.	19,320	407
*,^ Aplus Financial Co. Ltd.		101,100	87
			4,044,657
Malaysia (0.8%)
	Public Bank Bhd. (Local)	4,258,900	18,899
	Tenaga Nasional Bhd.	4,825,300	15,830
	Malayan Banking Bhd.	7,387,674	15,301
	Sime Darby Bhd.	4,420,397	8,594
	Axiata Group Bhd.	6,146,024	8,321
	CIMB Group Holdings Bhd.	7,509,450	7,535
	Petronas Chemicals Group Bhd.	3,936,968	6,835
	IHH Healthcare Bhd.	3,843,200	6,077
	Petronas Gas Bhd.	1,089,050	6,027
	DiGi.Com Bhd.	5,116,766	6,023
	IOI Corp. Bhd.	5,026,865	5,891
	Genting Bhd.	3,037,300	5,773
	Maxis Bhd.	3,612,000	4,989
	Genting Malaysia Bhd.	4,084,900	4,409
	MISC Bhd.	2,014,423	4,265
	Kuala Lumpur Kepong Bhd.	723,600	4,174
	IJM Corp. Bhd.	4,236,840	3,528
	PPB Group Bhd.	818,900	3,280
	Gamuda Bhd.	2,946,400	3,247
	Hong Leong Bank Bhd.	903,300	2,853
	British American Tobacco Malaysia Bhd.	200,400	2,797
	AMMB Holdings Bhd.	2,583,400	2,720
	YTL Corp. Bhd.	7,113,353	2,678
	Petronas Dagangan Bhd.	402,800	2,478
	SapuraKencana Petroleum Bhd.	5,281,596	2,419
	Telekom Malaysia Bhd.	1,507,900	2,367
2	Astro Malaysia Holdings Bhd.	2,714,468	1,828
	Malaysia Airports Holdings Bhd.	1,207,600	1,690

	UMW Holdings Bhd.	940,200	1,593
	RHB Capital Bhd.	1,187,500	1,561
	YTL Power International Bhd.	4,148,747	1,470
	Westports Holdings Bhd.	1,489,596	1,459
	IOI Properties Group Bhd.	2,703,854	1,392
	Lafarge Malaysia Bhd.	624,310	1,381
	Alliance Financial Group Bhd.	1,633,400	1,343
	KLCCP Stapled Group	729,700	1,234
	Bumi Armada Bhd.	4,390,500	1,106
	Berjaya Sports Toto Bhd.	1,444,877	1,089
	Hong Leong Financial Group Bhd.	295,935	986
	Felda Global Ventures Holdings Bhd.	2,359,400	983
	SP Setia Bhd Group	1,236,500	864
	AirAsia Bhd.	1,657,700	570
	MMC Corp. Bhd.	1,136,100	508
	UEM Sunrise Bhd.	2,081,400	497
			178,864
Mexico (1.0%)
	Fomento Economico Mexicano SAB de CV	2,939,734	27,847
	America Movil SAB de CV	37,878,995	26,711
	Wal-Mart de Mexico SAB de CV	7,644,853	19,211
	Grupo Televisa SAB	3,578,900	18,966
	Grupo Financiero Banorte SAB de CV	3,099,060	16,169
	Grupo Mexico SAB de CV Class B	5,311,155	10,299
*	Grupo Bimbo SAB de CV Class A	2,544,428	7,107
	Fibra Uno Administracion SA de CV	3,542,221	7,101
	Alfa SAB de CV Class A	3,807,498	7,078
*	Cemex SAB de CV ADR	1,135,377	5,143
	Grupo Financiero Inbursa SAB de CV	2,808,900	4,513
	Grupo Aeroportuario del Sureste SAB de CV Class B	310,381	4,243
	Coca-Cola Femsa SAB de CV	569,524	4,003
	Grupo Aeroportuario del Pacifico SAB de CV Class B	470,900	3,955
	Gruma SAB de CV Class B	235,300	3,565
	El Puerto de Liverpool SAB de CV	267,900	3,196
*	Cemex SAB de CV	7,001,308	3,165
	Grupo Financiero Santander Mexico SAB de CV Class B	2,041,650	3,143
	Mexichem SAB de CV	1,508,345	3,112
	Promotora y Operadora de Infraestructura SAB de CV	269,993	3,085
	Kimberly-Clark de Mexico SAB de CV Class A	1,171,127	2,800
	Gentera SAB de CV	1,517,800	2,715
	Grupo Carso SAB de CV	647,564	2,603
	Alsea SAB de CV	710,205	2,514
	Arca Continental SAB de CV	378,783	2,264
	Industrias Penoles SAB de CV	173,889	1,649
	Grupo Lala SAB de CV	639,800	1,515
	Megacable Holdings SAB de CV	403,000	1,477
*	Telesites SAB de CV	1,898,134	1,152
	Infraestructura Energetica Nova SAB de CV	265,809	1,040
	Grupo Comercial Chedraui SA de CV	390,200	1,020
*,2 Nemak SAB de CV		762,900	970
*	OHL Mexico SAB de CV	1,039,000	966
	Grupo Elektra SAB DE CV	50,345	947
	Industrias Bachoco SAB de CV Class B	210,600	760
*	Organizacion Soriana SAB de CV Class B	330,700	716
	Grupo Sanborns SAB de CV	528,840	688
*	Industrias CH SAB de CV Class B	232,267	680
	Promotora y Operadora de Infraestructura SAB de CV Class L Shares	63,800	631

	Alpek SAB de CV	463,645	596
*	La Comer SAB de CV	639,529	568
	Concentradora Fibra Danhos SA de CV	283,500	527
*	Minera Frisco SAB de CV	846,051	374
*	Arca Continental SAB de CV Rights Exp. 02/18/2016	20,290	—
			210,784
Netherlands (2.2%)
	Unilever NV	2,121,266	93,080
	ING Groep NV	5,263,441	59,963
	ASML Holding NV	442,730	40,635
	Unibail-Rodamco SE	134,053	33,790
	Koninklijke Philips NV	1,260,985	33,580
	Heineken NV	297,779	25,857
	Koninklijke Ahold NV	1,135,258	25,679
	Akzo Nobel NV	337,146	21,627
	RELX NV (Amsterdam Shares)	1,279,029	21,343
	Koninklijke KPN NV	4,234,080	16,384
	Aegon NV	2,591,690	14,656
	Wolters Kluwer NV	402,826	13,718
	NN Group NV	394,684	13,372
	Koninklijke DSM NV	237,915	11,532
	Heineken Holding NV	135,084	10,338
	Randstad Holding NV	149,418	8,140
*	Altice NV Class A	521,600	7,522
	Gemalto NV	108,561	6,524
*,2 ABN AMRO Group NV		295,625	6,162
	TNT Express NV	637,990	5,443
^	ArcelorMittal	1,353,545	5,135
	Boskalis Westminster	105,295	4,148
	Koninklijke Vopak NV	90,169	3,922
*	Altice NV Class B	163,687	2,422
*	OCI NV	113,564	2,055
2	GrandVision NV	70,571	1,967
			488,994
New Zealand (0.2%)
	Spark New Zealand Ltd.	2,474,075	5,412
	Auckland International Airport Ltd.	1,199,290	4,327
	Fisher & Paykel Healthcare Corp. Ltd.	757,270	4,257
	Fletcher Building Ltd.	931,357	4,175
	Contact Energy Ltd.	985,299	2,945
	Ryman Healthcare Ltd.	559,647	2,922
	SKYCITY Entertainment Group Ltd.	780,389	2,369
	SKY Network Television Ltd.	548,405	1,629
	Mighty River Power Ltd.	928,824	1,600
	Kiwi Property Group Ltd.	1,676,100	1,492
*,^ Xero Ltd.		127,678	1,396
	Air New Zealand Ltd.	718,981	1,379
	Vector Ltd.	358,305	751
	Warehouse Group Ltd.	201,741	351
			35,005
Norway (0.4%)
	Statoil ASA	1,304,503	17,850
	DNB ASA	1,460,314	17,620
	Telenor ASA	946,733	15,443
	Yara International ASA	239,978	9,098
	Orkla ASA	1,054,501	8,543

	Norsk Hydro ASA	1,798,871	5,980
	Marine Harvest ASA	430,654	5,870
	Gjensidige Forsikring ASA	232,225	3,695
*	Schibsted ASA Class B	119,523	3,361
	Schibsted ASA Class A	109,937	3,227
*	Subsea 7 SA	386,463	2,314
*,^ Seadrill Ltd.		462,285	997
			93,998
Other (0.3%)[3]
4	Vanguard FTSE Emerging Markets ETF	1,884,864	58,110

Peru (0.0%)
	Credicorp Ltd.	65,348	6,591
*	Cia de Minas Buenaventura SAA ADR	306,741	1,227
	Credicorp Ltd. (New York Shares)	4,620	468
			8,286
Philippines (0.3%)
	SM Investments Corp.	438,506	7,669
	Philippine Long Distance Telephone Co.	104,555	4,885
	Universal Robina Corp.	1,180,290	4,801
	SM Prime Holdings Inc.	10,659,545	4,768
	Ayala Corp.	332,418	4,760
	Ayala Land Inc.	7,128,448	4,730
	JG Summit Holdings Inc.	3,081,730	4,351
	BDO Unibank Inc.	1,968,818	4,235
	Bank of the Philippine Islands	2,160,376	3,983
	Aboitiz Equity Ventures Inc.	3,067,420	3,771
	Manila Electric Co.	416,030	2,713
	Metropolitan Bank & Trust Co.	1,722,697	2,574
	Jollibee Foods Corp.	569,030	2,459
	Aboitiz Power Corp.	2,152,980	1,885
	GT Capital Holdings Inc.	68,801	1,871
	Alliance Global Group Inc.	5,450,700	1,696
	Globe Telecom Inc.	41,325	1,624
	DMCI Holdings Inc.	5,725,150	1,377
	LT Group Inc.	3,884,473	1,299
	International Container Terminal Services Inc.	970,230	1,243
	Megaworld Corp.	16,140,131	1,218
	Energy Development Corp.	8,788,500	1,017
	Semirara Mining & Power Corp. Class A	394,320	987
	Petron Corp.	3,460,300	474
	Emperador Inc.	2,883,496	445
	Bloomberry Resorts Corp.	4,399,200	380
	Travellers International Hotel Group Inc.	1,844,200	150
			71,365
Poland (0.3%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	1,169,452	7,083
^	Polski Koncern Naftowy ORLEN SA	438,919	6,731
	Powszechny Zaklad Ubezpieczen SA	764,278	6,090
	Bank Pekao SA	176,114	5,925
	PGE Polska Grupa Energetyczna SA	993,133	3,376
^	Polskie Gornictwo Naftowe i Gazownictwo SA	2,398,060	3,061
	KGHM Polska Miedz SA	187,208	2,650
*	Bank Zachodni WBK SA	39,286	2,520
	LPP SA	1,750	2,305
*	Grupa Azoty SA	63,795	1,618

*	Cyfrowy Polsat SA	294,301	1,554
	Energa SA	437,405	1,454
	Eurocash SA	106,107	1,436
	Asseco Poland SA	103,945	1,434
	Orange Polska SA	880,487	1,401
*,^ mBank SA		17,716	1,374
*,^ Bank Millennium SA		819,524	1,086
	Tauron Polska Energia SA	1,486,833	990
^	CCC SA	33,622	986
*,^ Alior Bank SA		63,462	939
	Enea SA	282,599	815
	Bank Handlowy w Warszawie SA	43,749	804
*	Grupa Lotos SA	126,843	797
^	Synthos SA	693,818	659
*,^ Getin Noble Bank SA		1,464,514	162
			57,250
Portugal (0.1%)
	EDP - Energias de Portugal SA	2,617,904	9,142
	Galp Energia SGPS SA	654,206	7,762
	Jeronimo Martins SGPS SA	333,125	4,646
*	Banco Comercial Portugues SA	55,624,988	2,353
	EDP Renovaveis SA	277,346	2,155
*	Banco Espirito Santo SA	3,873,216	7
			26,065
Russia (0.8%)
	Gazprom PAO ADR	6,227,255	22,498
	Lukoil PJSC ADR	655,021	22,055
	Magnit PJSC GDR	378,945	14,872
	Sberbank of Russia PJSC	11,139,746	14,325
	NOVATEK OAO	1,549,936	13,171
*	Tatneft PAO ADR	321,330	8,773
	MMC Norilsk Nickel PJSC ADR	642,025	7,439
	Surgutneftegas OAO Preference Shares	10,521,200	6,418
	Rosneft OAO GDR	1,561,393	5,610
	AK Transneft OAO Preference Shares	2,140	5,377
	Sberbank of Russia PJSC ADR	893,150	4,945
	Surgutneftegas OAO ADR	963,532	4,707
	Gazprom PAO	2,501,165	4,542
	VTB Bank PJSC GDR	1,841,163	3,471
	VTB Bank PJSC	3,282,888,867	3,212
	Mobile TeleSystems PJSC	1,032,110	3,102
	Moscow Exchange MICEX-RTS OAO	1,835,580	2,344
	Alrosa PAO	2,372,000	1,944
*	Bashneft PAO Preference Shares	80,267	1,845
	Severstal PAO GDR	226,041	1,834
	RusHydro PJSC	184,672,634	1,593
	MegaFon PJSC GDR	127,641	1,532
	PhosAgro OAO GDR	104,055	1,238
	Mobile TeleSystems PJSC ADR	164,695	1,153
*	Uralkali PJSC	486,616	1,115
	Sistema JSFC GDR	192,801	1,090
	Novolipetsk Steel OJSC	1,203,913	1,046
	Rostelecom PJSC ADR	120,788	809
	Rostelecom PJSC	682,908	783
	Bashneft PAO	27,887	747
	E.ON Russia JSC	18,049,100	728

*	Tatneft PAO Preference Shares	201,400	495
	Magnitogorsk Iron & Steel Works OJSC	1,828,548	464
	LSR Group PJSC GDR	269,657	435
	Inter RAO UES PJSC	24,257,300	432
*	Aeroflot - Russian Airlines OJSC	617,914	414
	Acron JSC	8,035	381
	Federal Grid Co. Unified Energy System JSC	335,366,667	261
*	Rosseti PJSC	24,327,627	146
			167,346
Singapore (0.9%)
	Oversea-Chinese Banking Corp. Ltd.	4,425,719	24,767
	Singapore Telecommunications Ltd.	9,976,150	24,737
	DBS Group Holdings Ltd.	2,425,459	24,112
	United Overseas Bank Ltd.	1,636,460	20,804
	CapitaLand Ltd.	3,471,450	7,546
	Keppel Corp. Ltd.	1,969,083	7,022
	Wilmar International Ltd.	2,860,354	5,783
	Singapore Exchange Ltd.	1,121,974	5,589
	ComfortDelGro Corp. Ltd.	2,738,224	5,472
	Singapore Press Holdings Ltd.	2,163,821	5,432
	Singapore Airlines Ltd.	674,270	5,246
	CapitaLand Mall Trust	3,600,900	5,059
	Global Logistic Properties Ltd.	4,057,517	4,809
	Ascendas REIT	2,736,970	4,488
	Singapore Technologies Engineering Ltd.	2,108,351	4,277
	Genting Singapore plc	8,129,612	4,055
	Jardine Cycle & Carriage Ltd.	151,140	3,993
	City Developments Ltd.	799,298	3,921
	Suntec REIT	3,272,095	3,655
	Hutchison Port Holdings Trust	6,794,700	3,247
	UOL Group Ltd.	646,000	2,559
	CapitaLand Commercial Trust Ltd.	2,789,035	2,552
	Golden Agri-Resources Ltd.	8,956,907	2,346
	Sembcorp Industries Ltd.	1,251,200	2,230
	StarHub Ltd.	824,540	1,966
	Yangzijiang Shipbuilding Holdings Ltd.	2,903,864	1,913
	Singapore Post Ltd.	1,973,000	1,857
	Venture Corp. Ltd.	333,400	1,827
^	Noble Group Ltd.	6,137,272	1,357
^	Sembcorp Marine Ltd.	1,113,600	1,231
*,^ Neptune Orient Lines Ltd.		1,237,650	1,077
^	SMRT Corp. Ltd.	952,000	1,023
^	Olam International Ltd.	757,700	866
	SIA Engineering Co. Ltd.	294,300	716
	Yanlord Land Group Ltd.	962,500	692
	M1 Ltd.	401,200	652
	Frasers Centrepoint Ltd.	531,400	616
	Wing Tai Holdings Ltd.	551,811	596
^	COSCO Corp. Singapore Ltd.	1,350,000	322
	Indofood Agri Resources Ltd.	477,000	145
			200,557
South Africa (1.5%)
	Naspers Ltd.	584,852	73,910
	MTN Group Ltd.	2,393,151	21,148
	Sasol Ltd.	753,120	19,812
*	Steinhoff International Holdings NV	3,474,038	16,687

FirstRand Ltd.	4,127,798	11,710
Standard Bank Group Ltd.	1,642,429	11,694
Remgro Ltd.	650,534	10,316
Bidvest Group Ltd.	432,783	9,994
Sanlam Ltd.	2,385,274	8,783
Aspen Pharmacare Holdings Ltd.	453,875	7,727
Woolworths Holdings Ltd.	1,293,352	7,652
Shoprite Holdings Ltd.	581,773	5,372
Mediclinic International Ltd.	669,996	5,095
Growthpoint Properties Ltd.	3,388,681	4,887
Brait SE	449,949	4,690
* AngloGold Ashanti Ltd.	542,755	4,686
Netcare Ltd.	1,994,764	4,244
Tiger Brands Ltd.	220,641	4,054
Barclays Africa Group Ltd.	443,270	4,043
Vodacom Group Ltd.	440,370	4,040
Discovery Ltd.	448,607	3,657
Truworths International Ltd.	587,307	3,648
Gold Fields Ltd.	1,041,586	3,574
Redefine Properties Ltd.	5,860,122	3,519
Mr Price Group Ltd.	324,780	3,352
RMB Holdings Ltd.	916,441	3,273
* Sappi Ltd.	708,362	3,227
Nedbank Group Ltd.	263,109	3,126
Life Healthcare Group Holdings Ltd.	1,339,309	2,958
Mondi Ltd.	166,744	2,759
* Resilient REIT Ltd.	363,128	2,712
SPAR Group Ltd.	232,916	2,693
Investec Ltd.	342,290	2,228
Capitec Bank Holdings Ltd.	71,015	2,163
Hyprop Investments Ltd.	336,669	2,150
Sibanye Gold Ltd.	946,668	2,107
AVI Ltd.	419,264	2,104
Foschini Group Ltd.	269,524	2,103
MMI Holdings Ltd.	1,389,184	1,990
Clicks Group Ltd.	332,869	1,823
* Fortress Income Fund Ltd.	822,139	1,796
Imperial Holdings Ltd.	232,158	1,783
Telkom SA SOC Ltd.	423,312	1,715
* Impala Platinum Holdings Ltd.	812,041	1,696
Coronation Fund Managers Ltd.	405,083	1,562
PSG Group Ltd.	129,389	1,489
Pioneer Foods Group Ltd.	174,326	1,455
Barloworld Ltd.	302,980	1,357
EOH Holdings Ltd.	148,344	1,258
* Anglo American Platinum Ltd.	81,201	1,193
Pick n Pay Stores Ltd.	311,882	1,154
Liberty Holdings Ltd.	152,364	1,074
* Northam Platinum Ltd.	532,340	1,060
Nampak Ltd.	804,794	995
Reunert Ltd.	240,976	975
JSE Ltd.	118,677	967
Tsogo Sun Holdings Ltd.	674,157	964
Massmart Holdings Ltd.	166,399	950
* Fortress Income Fund Ltd. Class A	1,005,565	922
Tongaat Hulett Ltd.	145,716	819
* Attacq Ltd.	760,740	809

	AECI Ltd.	148,191	775
	DataTec Ltd.	258,852	687
	KAP Industrial Holdings Ltd.	1,840,842	684
^	Exxaro Resources Ltd.	165,553	641
	Sun International Ltd.	125,944	621
	Omnia Holdings Ltd.	77,343	573
	Pick n Pay Holdings Ltd.	352,358	551
	Distell Group Ltd.	54,945	549
	Santam Ltd.	42,023	473
	PPC Ltd.	557,027	462
^	African Rainbow Minerals Ltd.	123,570	448
	Alexander Forbes Group Holdings Ltd.	1,107,250	373
	Grindrod Ltd.	546,549	342
	Oceana Group Ltd.	47,449	335
	Adcock Ingram Holdings Ltd.	98,611	243
	Assore Ltd.	37,367	194
^	Kumba Iron Ore Ltd.	69,564	153
*	Royal Bafokeng Platinum Ltd.	67,222	120
*	Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	5,387	1
*	African Bank Investments Ltd.	1,597,662	—
			329,928
South Korea (3.1%)
	Samsung Electronics Co. Ltd. GDR	226,733	107,588
	Samsung Electronics Co. Ltd.	31,017	30,007
	Samsung Electronics Co. Ltd. Preference Shares	26,975	22,693
	Hyundai Motor Co.	199,446	22,364
	Hyundai Mobis Co. Ltd.	90,706	19,706
	NAVER Corp.	36,867	19,439
	Shinhan Financial Group Co. Ltd. ADR	542,033	17,313
	SK Hynix Inc.	729,148	16,829
	LG Chem Ltd.	60,184	15,060
	Amorepacific Corp.	43,468	14,816
	Kia Motors Corp.	355,864	13,511
*	Korea Electric Power Corp. ADR	616,636	13,443
	POSCO ADR	358,032	13,279
	KT&G Corp.	152,656	13,221
	Samsung C&T Corp.	96,392	12,148
	Samsung Fire & Marine Insurance Co. Ltd.	46,918	11,712
	KB Financial Group Inc. ADR	458,070	11,525
	LG Household & Health Care Ltd.	12,048	10,043
	Samsung Life Insurance Co. Ltd.	106,668	9,825
	SK Holdings Co. Ltd.	48,704	9,633
*,^ Celltrion Inc.		99,186	9,371
	SK Innovation Co. Ltd.	83,425	9,220
	LG Corp.	122,669	7,590
^	Samsung SDS Co. Ltd.	39,388	7,340
^	Hana Financial Group Inc.	404,642	7,282
	LG Electronics Inc.	148,618	7,246
	Coway Co. Ltd.	75,040	6,175
^	Samsung SDI Co. Ltd.	75,202	5,950
	LG Display Co. Ltd.	308,556	5,671
	Kangwon Land Inc.	153,517	5,303
*,^ Hanmi Pharm Co. Ltd.		8,798	5,230
	Korea Zinc Co. Ltd.	13,515	4,934
	NCSoft Corp.	24,594	4,842
	AMOREPACIFIC Group	38,520	4,829
*,^ Hyundai Heavy Industries Co. Ltd.		60,870	4,733

	SK Telecom Co. Ltd. ADR	238,024	4,691
	Orion Corp.	5,399	4,665
	Lotte Chemical Corp.	20,017	4,656
	Hyundai Glovis Co. Ltd.	26,228	4,502
	CJ Corp.	17,850	4,410
^	Kakao Corp.	46,546	4,282
	Korea Aerospace Industries Ltd.	71,367	4,261
	Hyundai Steel Co.	103,583	4,258
	Hyundai Motor Co. 2nd Preference Shares	49,167	4,175
	Hankook Tire Co. Ltd.	101,604	3,962
	E-MART Inc.	28,768	3,950
	S-Oil Corp.	56,944	3,749
	Dongbu Insurance Co. Ltd.	64,032	3,637
	Industrial Bank of Korea	357,229	3,456
	Samsung Electro-Mechanics Co. Ltd.	74,428	3,456
	CJ CheilJedang Corp.	9,891	3,405
	BNK Financial Group Inc.	426,425	3,223
	Hyundai Development Co-Engineering & Construction	84,728	3,220
^	Hanssem Co. Ltd.	13,737	3,145
	Hyundai Engineering & Construction Co. Ltd.	99,631	3,073
	Woori Bank	408,275	3,018
	Lotte Shopping Co. Ltd.	15,062	2,996
	GS Holdings Corp.	70,152	2,969
	Hyosung Corp.	32,351	2,963
	Yuhan Corp.	10,378	2,902
	KCC Corp.	7,827	2,881
	Amorepacific Corp. Preference Shares	14,325	2,773
	Samsung Securities Co. Ltd.	80,866	2,573
	Hyundai Motor Co. Preference Shares	31,081	2,532
	Daelim Industrial Co. Ltd.	37,810	2,490
^	BGF retail Co. Ltd.	13,707	2,470
	Hanwha Chemical Corp.	111,887	2,462
	KEPCO Plant Service & Engineering Co. Ltd.	29,482	2,459
^	Hotel Shilla Co. Ltd.	44,126	2,417
	S-1 Corp.	28,272	2,411
	LG Uplus Corp.	295,513	2,397
	Hyundai Marine & Fire Insurance Co. Ltd.	84,021	2,275
	Hyundai Department Store Co. Ltd.	20,832	2,232
	Hanwha Corp.	69,631	2,148
*,^ Hanmi Science Co. ltd		16,053	2,142
	Korea Investment Holdings Co. Ltd.	53,307	2,086
^	Hanon Systems	222,315	1,988
	Shinhan Financial Group Co. Ltd.	61,446	1,986
	Hyundai Wia Corp.	21,679	1,924
	LG Chem Ltd. Preference Shares	10,351	1,885
^	Samsung Heavy Industries Co. Ltd.	204,585	1,802
*,^ CJ Korea Express Corp.		9,755	1,794
^	NongShim Co. Ltd.	4,445	1,738
	Shinsegae Co. Ltd.	9,666	1,722
	Hanwha Life Insurance Co. Ltd.	288,480	1,670
	Cheil Worldwide Inc.	87,119	1,657
	Daewoo Securities Co. Ltd.	247,410	1,646
	DGB Financial Group Inc.	210,300	1,573
	Samsung Card Co. Ltd.	48,317	1,540
	Lotte Chilsung Beverage Co. Ltd.	812	1,479
*,^ Hanwha Techwin Co. Ltd.		53,364	1,454
^	Woori Investment & Securities Co. Ltd.	171,984	1,387

	LG Household & Health Care Ltd. Preference Shares	2,849	1,370
^	OCI Co. Ltd.	24,081	1,347
^	Mirae Asset Securities Co. Ltd.	81,179	1,289
^	Mando Corp.	8,943	1,279
	KB Financial Group Inc.	48,506	1,241
*,^ GS Engineering & Construction Corp.		57,923	1,237
*,^ Daewoo Engineering & Construction Co. Ltd.		265,053	1,232
	Korea Electric Power Corp.	26,813	1,177
	Korea Gas Corp.	37,088	1,164
	KT Corp. ADR	91,625	1,129
^	Dongsuh Cos. Inc.	41,754	1,098
*	Korean Air Lines Co. Ltd.	51,452	1,070
	Hyundai Securities Co. Ltd.	235,771	1,067
^	Kumho Petrochemical Co. Ltd.	23,478	1,000
^	Doosan Corp.	14,968	958
	SK Networks Co. Ltd.	201,141	921
^	Doosan Heavy Industries & Construction Co. Ltd.	64,350	912
*,^ NHN Entertainment Corp.		21,817	880
^	Hite Jinro Co. Ltd.	35,066	875
	KT Corp.	37,537	865
	Daewoo International Corp.	61,772	802
^	Paradise Co. Ltd.	64,038	800
^	LG Hausys Ltd.	7,983	793
*,^ Hyundai Mipo Dockyard Co. Ltd.		12,921	792
^	LS Corp.	23,936	753
^	Samsung Fine Chemicals Co. Ltd.	22,429	710
	SKC Co. Ltd.	26,189	682
	Lotte Confectionery Co. Ltd.	317	640
*,^ Doosan Infracore Co. Ltd.		176,399	624
	LG Electronics Inc. Preference Shares	23,318	601
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	3,638	569
*	Samsung Engineering Co. Ltd. Rights Exp. 02/12/2016	132,731	503
	SK Telecom Co. Ltd.	2,772	486
*,^ Hanjin Shipping Co. Ltd.		188,270	476
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	125,248	444
^	KEPCO Engineering & Construction Co. Inc.	18,055	441
*,^ Samsung Engineering Co. Ltd.		39,326	418
	CJ CheilJedang Corp. Preference Shares	1,801	376
*,^ Hyundai Merchant Marine Co. Ltd.		108,151	260
	POSCO	699	105
			692,274
Spain (2.2%)
	Banco Santander SA	18,827,791	80,686
	Telefonica SA	5,771,783	60,918
	Banco Bilbao Vizcaya Argentaria SA	8,666,296	55,782
	Iberdrola SA	7,686,888	54,033
	Industria de Diseno Textil SA	1,442,786	47,481
	Amadeus IT Holding SA	575,960	23,522
*	Repsol SA	1,445,211	14,985
*	Ferrovial SA	655,652	14,367
	Red Electrica Corp. SA	147,133	11,913
*	Banco de Sabadell SA	6,307,711	11,417
	CaixaBank SA	3,495,564	10,620
	Abertis Infraestructuras SA	666,186	9,925
*,2 Aena SA		87,707	9,766
*	Grifols SA	449,862	9,389
	Enagas SA	309,086	8,990

	Endesa SA	434,961	8,421
	Gas Natural SDG SA	420,790	8,266
	Bankinter SA	953,252	6,652
	Bankia SA	6,305,233	6,275
*	ACS Actividades de Construccion y Servicios SA	235,813	5,991
	Banco Popular Espanol SA	2,119,043	5,726
*	Grifols SA Preference Shares	351,430	5,182
	Distribuidora Internacional de Alimentacion SA	802,213	4,324
	Banco Santander SA	805,894	3,309
	Mapfre SA	1,413,476	3,175
	Acciona SA	35,323	2,714
	Zardoya Otis SA	253,063	2,666
	Mediaset Espana Comunicacion SA	260,072	2,529
*,^ Acerinox SA		183,515	1,655
	Corp Financiera Alba SA	23,390	925
			491,604
Sweden (2.0%)
	Nordea Bank AB	4,329,478	43,597
	Hennes & Mauritz AB Class B	1,294,178	42,381
	Telefonaktiebolaget LM Ericsson Class B	4,061,892	36,080
	Swedbank AB Class A	1,423,251	29,850
*	Assa Abloy AB Class B	1,278,110	27,090
*	Svenska Handelsbanken AB Class A	1,963,234	24,702
	Svenska Cellulosa AB SCA Class B	798,487	23,665
	Investor AB Class B	615,929	20,632
	Volvo AB Class B	2,102,316	19,095
	Skandinaviska Enskilda Banken AB Class A	1,978,797	19,073
	Atlas Copco AB Class A	842,498	18,035
	TeliaSonera AB	3,540,168	16,720
	Sandvik AB	1,466,711	12,274
	Hexagon AB Class B	348,190	11,611
	Atlas Copco AB Class B	531,129	10,847
	Skanska AB Class B	497,156	9,592
	Swedish Match AB	264,114	9,395
	SKF AB	566,660	8,642
	Alfa Laval AB	420,550	7,251
	Investment AB Kinnevik	278,349	7,181
	Electrolux AB Class B	299,334	6,520
	Securitas AB Class B	412,789	6,084
	Trelleborg AB Class B	328,453	5,669
	Getinge AB	245,469	5,407
	Boliden AB	374,338	5,208
	Industrivarden AB Class A	264,128	4,570
*	Lundin Petroleum AB	288,751	4,151
	Meda AB Class A	372,407	4,008
	Industrivarden AB	227,626	3,605
	Tele2 AB	428,548	3,564
	Husqvarna AB	517,398	3,286
	Melker Schorling AB	13,871	767
*	Svenska Handelsbanken AB Class B	50,704	662
			451,214
Switzerland (6.6%)
	Nestle SA	4,269,148	314,518
	Roche Holding AG	969,547	251,136
	Novartis AG	2,906,623	225,186
	UBS Group AG	4,787,735	79,118

ABB Ltd.	2,724,293	47,076
Syngenta AG	125,025	46,036
Credit Suisse Group AG	2,567,418	45,483
Cie Financiere Richemont SA	696,107	45,244
Zurich Insurance Group AG	203,136	45,028
Swiss Re AG	466,420	43,417
Givaudan SA	12,569	23,538
Geberit AG	51,761	18,348
Actelion Ltd.	133,938	17,650
Swisscom AG	30,989	15,415
^ Swatch Group AG (Bearer)	41,214	14,096
Adecco SA	222,234	13,643
LafargeHolcim Ltd.	321,553	13,534
SGS SA	6,926	13,460
Julius Baer Group Ltd.	296,527	12,587
Swiss Life Holding AG	43,531	11,096
Lonza Group AG	70,666	10,826
Sika AG	2,867	10,260
* LafargeHolcim Ltd.	230,997	9,796
Chocoladefabriken Lindt & Sprungli AG Registered Shares	141	9,738
Partners Group Holding AG	26,447	9,538
Schindler Holding AG	61,035	9,354
Galenica AG	6,655	9,298
Kuehne & Nagel International AG	69,705	9,225
Sonova Holding AG	70,797	8,504
Baloise Holding AG	64,694	7,930
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	1,321	7,741
* Dufry AG	65,594	7,113
Swiss Prime Site AG	85,854	6,871
Clariant AG	368,008	6,009
Aryzta AG	114,313	5,230
^ Transocean Ltd.	479,402	5,028
Roche Holding AG (Bearer)	18,908	4,865
PSP Swiss Property AG	54,031	4,604
Schindler Holding AG (Registered)	28,836	4,456
Swatch Group AG (Registered)	65,500	4,347
Helvetia Holding AG	8,335	4,344
EMS-Chemie Holding AG	9,872	4,144
Barry Callebaut AG	2,674	3,061
GAM Holding AG	216,762	3,028
Banque Cantonale Vaudoise	3,953	2,387
Pargesa Holding SA	39,958	2,329
DKSH Holding AG	36,690	2,259
^ Sulzer AG	17,978	1,640
		1,469,534
Taiwan (2.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,283,381	118,084
Hon Hai Precision Industry Co. Ltd.	19,145,618	45,042
Taiwan Semiconductor Manufacturing Co. Ltd.	6,079,973	26,180
Formosa Plastics Corp.	6,744,873	15,686
Nan Ya Plastics Corp.	7,857,615	13,750
^ Chunghwa Telecom Co. Ltd. ADR	430,868	13,409
MediaTek Inc.	2,008,440	13,063
Formosa Chemicals & Fibre Corp.	6,049,306	13,055
Delta Electronics Inc.	2,940,476	12,446
Cathay Financial Holding Co. Ltd.	10,928,057	11,935
Uni-President Enterprises Corp.	6,657,487	11,133

Fubon Financial Holding Co. Ltd.	9,998,861	11,040
CTBC Financial Holding Co. Ltd.	23,050,203	10,826
Largan Precision Co. Ltd.	138,068	9,910
Mega Financial Holding Co. Ltd.	14,905,777	9,504
China Steel Corp.	17,161,234	9,174
Asustek Computer Inc.	976,023	7,913
Catcher Technology Co. Ltd.	1,022,153	7,605
Taiwan Mobile Co. Ltd.	2,322,648	6,988
Formosa Petrochemical Corp.	2,604,580	6,447
Pegatron Corp.	2,638,038	6,028
Quanta Computer Inc.	3,630,598	5,787
Hotai Motor Co. Ltd.	560,000	5,766
Advanced Semiconductor Engineering Inc. ADR	1,072,116	5,736
First Financial Holding Co. Ltd.	12,368,496	5,646
United Microelectronics Corp. ADR	2,823,751	5,534
E.Sun Financial Holding Co. Ltd.	10,318,920	5,356
President Chain Store Corp.	766,904	5,071
China Development Financial Holding Corp.	19,610,318	4,689
Hua Nan Financial Holdings Co. Ltd.	10,149,011	4,529
Taiwan Cooperative Financial Holding Co. Ltd.	10,889,801	4,527
Pou Chen Corp.	3,616,125	4,526
Far EasTone Telecommunications Co. Ltd.	2,180,643	4,507
Yuanta Financial Holding Co. Ltd.	14,058,916	4,366
Far Eastern New Century Corp.	5,483,819	3,922
Cheng Shin Rubber Industry Co. Ltd.	2,528,220	3,907
Eclat Textile Co. Ltd.	273,074	3,891
Innolux Corp.	13,447,370	3,843
Taishin Financial Holding Co. Ltd.	11,493,488	3,735
Chang Hwa Commercial Bank Ltd.	7,437,967	3,727
Taiwan Cement Corp.	4,387,768	3,530
SinoPac Financial Holdings Co. Ltd.	12,917,417	3,473
Compal Electronics Inc.	5,743,510	3,345
Novatek Microelectronics Corp.	789,916	3,312
Inventec Corp.	4,240,064	3,180
Lite-On Technology Corp.	2,948,054	3,137
* Inotera Memories Inc.	3,411,000	2,940
Foxconn Technology Co. Ltd.	1,486,065	2,879
Advanced Semiconductor Engineering Inc.	2,639,847	2,836
Advantech Co. Ltd.	468,314	2,813
AU Optronics Corp. ADR	1,043,999	2,652
Giant Manufacturing Co. Ltd.	389,625	2,573
Asia Cement Corp.	3,199,519	2,517
HTC Corp.	1,004,570	2,403
Feng TAY Enterprise Co. Ltd.	404,554	2,176
Shin Kong Financial Holding Co. Ltd.	10,609,858	2,037
Teco Electric and Machinery Co. Ltd.	2,566,000	2,014
Wistron Corp.	3,517,911	1,999
Siliconware Precision Industries Co. Ltd. ADR	257,365	1,974
Siliconware Precision Industries Co. Ltd.	1,267,279	1,962
Chunghwa Telecom Co. Ltd.	615,207	1,906
Hermes Microvision Inc.	76,114	1,885
Vanguard International Semiconductor Corp.	1,263,466	1,814
Synnex Technology International Corp.	1,837,990	1,729
Chicony Electronics Co. Ltd.	791,140	1,643
Realtek Semiconductor Corp.	622,768	1,549
* Eva Airways Corp.	2,583,587	1,360
* Acer Inc.	3,875,396	1,345

* Taiwan Business Bank	5,208,019	1,259
* China Airlines Ltd.	3,666,913	1,248
Formosa Taffeta Co. Ltd.	1,398,000	1,247
Taiwan Fertilizer Co. Ltd.	984,000	1,246
Epistar Corp.	1,375,000	1,170
Taiwan Secom Co. Ltd.	389,725	1,088
Eternal Materials Co. Ltd.	1,100,157	1,070
Transcend Information Inc.	380,455	1,031
Yulon Motor Co. Ltd.	1,148,898	1,022
* Walsin Lihwa Corp.	4,600,000	988
Capital Securities Corp.	3,201,231	838
Evergreen Marine Corp. Taiwan Ltd.	2,245,222	787
Unimicron Technology Corp.	1,942,975	780
Far Eastern International Bank	2,733,642	763
TPK Holding Co. Ltd.	357,422	739
Wan Hai Lines Ltd.	1,318,702	703
Feng Hsin Steel Co. Ltd.	613,790	689
Cheng Uei Precision Industry Co. Ltd.	532,591	682
* Taiwan Glass Industry Corp.	1,860,701	669
Nanya Technology Corp.	551,600	662
China Motor Corp.	985,105	626
YFY Inc.	1,891,451	575
* Macronix International	4,695,748	556
Oriental Union Chemical Corp.	950,191	554
Cathay Real Estate Development Co. Ltd.	1,244,000	484
* Yang Ming Marine Transport Corp.	1,936,305	462
United Microelectronics Corp.	1,184,978	462
President Securities Corp.	1,218,349	462
Ton Yi Industrial Corp.	1,014,600	449
U-Ming Marine Transport Corp.	561,000	417
Nan Ya Printed Circuit Board Corp.	274,395	271
AU Optronics Corp.	929,000	242
Yulon Nissan Motor Co. Ltd.	33,633	240
* Eclat Textile Co. Ltd. Rights Exp. 02/16/2016	6,277	28
		559,775
Thailand (0.5%)
Advanced Info Service PCL (Foreign)	1,613,350	7,679
Kasikornbank PCL (Foreign)	1,572,016	7,553
Siam Cement PCL (Foreign)	409,448	4,984
Airports of Thailand PCL (Foreign)	455,300	4,843
CP ALL PCL (Foreign)	4,192,000	4,809
* PTT PCL	627,772	4,201
* Siam Commercial Bank PCL (Local)	1,105,100	4,058
Siam Commercial Bank PCL (Foreign)	995,486	3,655
PTT PCL (Foreign)	539,900	3,613
^ Bangkok Dusit Medical Services PCL	5,252,300	3,248
^ Intouch Holdings NVDR	2,014,804	3,182
PTT Exploration & Production PCL (Foreign)	1,912,178	3,100
Bangkok Bank PCL (Foreign)	689,729	2,983
* Bumrungrad Hospital PCL	478,104	2,961
* Minor International PCL	2,318,810	2,207
TMB Bank PCL	29,787,600	2,167
* CP ALL PCL (Local)	1,829,700	2,099
Thai Oil PCL (Foreign)	1,092,800	1,983
PTT Global Chemical PCL (Foreign)	1,264,212	1,926
* BTS Group Holdings PCL	7,846,500	1,795
* True Corp. PCL	7,958,000	1,596

*	PTT Global Chemical PCL (Local)	1,022,400	1,557
	Big C Supercenter PCL	246,400	1,549
*	Thai Union Frozen Products PCL (Foreign)	2,877,944	1,491
^	Big C Supercenter PCL NVDR	224,000	1,409
	Krung Thai Bank PCL (Foreign)	2,716,125	1,332
*	Airports of Thailand PCL	125,000	1,330
*	Charoen Pokphand Foods PCL	2,247,800	1,237
*	Central Pattana PCL	976,500	1,230
	Central Pattana PCL (Foreign)	903,200	1,138
*	Indorama Ventures PCL	1,894,700	1,127
	Charoen Pokphand Foods PCL (Foreign)	1,947,300	1,072
*	Home Product Center PCL	5,565,345	1,065
*	Land & Houses PCL	4,220,000	1,046
	Glow Energy PCL (Foreign)	465,500	1,003
*	Krung Thai Bank PCL	1,969,400	966
*	IRPC PCL	7,658,400	921
*	Electricity Generating PCL	195,000	912
*	Bangkok Life Assurance PCL	585,800	779
	Delta Electronics Thailand PCL (Foreign)	339,900	760
*	Delta Electronics Thailand PCL	326,300	729
	IRPC PCL (Foreign)	5,950,900	716
*	Banpu PCL (Local)	1,362,900	647
^	Electricity Generating PCL (Foreign)	130,500	610
*	BEC World PCL	707,400	598
^	Total Access Communication PCL (Foreign)	587,700	556
*	Berli Jucker PCL	567,500	534
	BEC World PCL (Foreign)	573,400	485
*,^ True Corp. PCL (Foreign)		2,258,001	453
	Siam City Cement PCL (Foreign)	57,200	445
*	Ratchaburi Electricity Generating Holding PCL (Local)	269,900	377
*	Siam City Cement PCL (Local)	41,200	320
	Ratchaburi Electricity Generating Holding PCL (Foreign)	187,700	262
*	Glow Energy PCL	110,600	238
^	Total Access Communication PCL	184,200	174
*,^ Thai Airways International PCL (Foreign)		676,002	157
	Land & Houses PCL (Foreign)	478,520	119
*	Intouch Holdings PCL	72,600	115
*	Total Access Communication PCL (Local)	109,000	103
*	Thai Airways International PCL	257,400	60
*	PTT Exploration and Production PCL (Local)	28,000	45
*	Minor International Warrants Exp. 11/03/2017	90,215	11
*	Indorama Ventures PCL Warrants Exp. 08/24/2017	162,130	6
*	Indorama Ventures Warrants Exp. 08/24/2018	124,715	5
*	Big C Supercenter PCL	500	3
			104,334
Turkey (0.3%)
	Turkiye Garanti Bankasi AS	2,850,230	7,203
	Akbank TAS	2,765,874	6,759
	BIM Birlesik Magazalar AS	303,037	5,129
*	Tupras Turkiye Petrol Rafinerileri AS	168,345	4,279
	Turkcell Iletisim Hizmetleri AS	1,089,030	3,885
	KOC Holding AS	848,151	3,404
	Haci Omer Sabanci Holding AS (Bearer)	1,129,510	3,281
	Turkiye Is Bankasi	1,857,739	2,917
	Turkiye Halk Bankasi AS	842,657	2,917
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,877,530	2,520
	Eregli Demir ve Celik Fabrikalari TAS	1,832,898	1,924

Turkiye Vakiflar Bankasi TAO	1,406,155	1,802
* Turk Hava Yollari AO	723,906	1,798
Anadolu Efes Biracilik Ve Malt Sanayii AS	260,276	1,614
Yapi ve Kredi Bankasi AS	1,188,501	1,498
Ulker Biskuvi Sanayi AS	215,429	1,378
Turk Telekomunikasyon AS	717,166	1,314
Arcelik AS	245,728	1,284
TAV Havalimanlari Holding AS	203,464	1,207
Tofas Turk Otomobil Fabrikasi AS	168,919	1,168
Enka Insaat ve Sanayi AS	735,018	1,094
Ford Otomotiv Sanayi AS	93,987	1,029
* Petkim Petrokimya Holding AS	821,179	971
Coca-Cola Icecek AS	85,797	953
Turkiye Sise ve Cam Fabrikalari AS	799,171	811
Aselsan Elektronik Sanayi Ve Ticaret AS	109,282	671
Turkiye Sinai Kalkinma Bankasi AS	1,102,727	550
Turk Traktor ve Ziraat Makineleri AS	16,605	408
Aygaz AS	89,205	305
* Pegasus Hava Tasimaciligi AS	44,548	252
* Migros Ticaret AS	44,312	240
Koza Altin Isletmeleri AS	54,587	233
Akcansa Cimento AS	49,811	222
Yazicilar Holding AS Class A	56,246	218
		65,238
United Arab Emirates (0.2%)
Emaar Properties PJSC	4,853,137	6,535
First Gulf Bank PJSC	1,539,659	4,218
Abu Dhabi Commercial Bank PJSC	2,514,929	4,163
DP World Ltd.	229,427	4,050
Aldar Properties PJSC	4,288,711	2,571
Dubai Islamic Bank PJSC	1,367,652	2,151
* Emaar Malls Group PJSC	2,822,097	1,760
DAMAC Properties Dubai Co. PJSC	2,298,381	1,451
Union National Bank PJSC	1,512,007	1,401
* Dubai Parks & Resorts PJSC	3,367,434	996
* Arabtec Holding PJSC	3,031,213	987
Air Arabia PJSC	3,007,827	946
Dubai Financial Market PJSC	2,296,512	718
Al Waha Capital PJSC	1,220,264	658
* Dana Gas PJSC	4,699,878	572
Dubai Investments PJSC	1,087,857	500
Agthia Group PJSC	204,805	392
* Deyaar Development PJSC	2,069,349	247
Union Properties PJSC	1,326,655	227
		34,543
United Kingdom (14.4%)
HSBC Holdings plc	26,601,195	187,607
British American Tobacco plc	2,540,810	141,584
GlaxoSmithKline plc	6,626,617	136,512
BP plc	24,859,469	134,247
Royal Dutch Shell plc Class A	5,372,949	117,375
Vodafone Group plc	36,212,839	116,401
AstraZeneca plc	1,720,180	110,764
Diageo plc	3,433,112	92,425
Lloyds Banking Group plc	87,244,564	81,736
BT Group plc	11,408,391	79,398

SABMiller plc	1,288,605	77,166
Reckitt Benckiser Group plc	866,579	77,075
National Grid plc	5,141,644	72,440
Unilever plc	1,644,480	72,300
Royal Dutch Shell plc Class B	3,309,032	72,097
Imperial Tobacco Group plc	1,313,214	71,105
BG Group plc	4,639,304	70,206
Prudential plc	3,478,008	68,330
Barclays plc	22,827,123	61,083
Shire plc	801,302	44,947
Rio Tinto plc	1,675,311	41,082
Compass Group plc	2,246,136	38,656
WPP plc	1,766,740	38,422
Aviva plc	5,513,693	38,027
BAE Systems plc	4,310,806	31,882
Legal & General Group plc	8,092,569	28,246
BHP Billiton plc	2,878,911	27,955
SSE plc	1,345,486	27,918
CRH plc (London Shares)	1,036,973	27,641
* Tesco plc	11,072,287	27,549
ARM Holdings plc	1,923,239	27,436
RELX NV (London Shares)	1,524,940	26,831
Standard Chartered plc	3,659,972	24,690
Experian plc	1,328,950	22,671
Sky plc	1,429,046	22,111
Associated British Foods plc	474,865	21,423
Glencore plc	15,887,167	20,483
Smith & Nephew plc	1,222,852	20,370
Centrica plc	6,891,187	20,220
Rolls-Royce Holdings plc	2,505,107	19,927
Next plc	200,666	19,889
ITV plc	5,101,909	19,504
Wolseley plc	354,689	17,595
Land Securities Group plc	1,072,080	16,814
Old Mutual plc	6,658,457	16,244
* Royal Bank of Scotland Group plc	4,419,763	16,001
Capita plc	901,892	15,181
London Stock Exchange Group plc	425,214	15,057
Kingfisher plc	3,186,207	14,910
British Land Co. plc	1,396,355	14,792
Whitbread plc	248,636	14,249
Standard Life plc	2,666,350	13,931
Marks & Spencer Group plc	2,241,968	13,613
Sage Group plc	1,469,402	13,098
United Utilities Group plc	930,771	12,735
Pearson plc	1,109,144	12,522
Carnival plc	248,542	12,399
Persimmon plc	416,828	12,163
Taylor Wimpey plc	4,403,036	12,141
Bunzl plc	452,663	12,110
Barratt Developments plc	1,359,825	11,664
International Consolidated Airlines Group SA (London Shares)	1,382,498	10,690
InterContinental Hotels Group plc	322,258	10,590
Burberry Group plc	605,018	10,368
Severn Trent plc	325,740	10,222
Direct Line Insurance Group plc	1,877,942	10,087
St. James's Place plc	705,981	9,666

Inmarsat plc	611,551	9,629
GKN plc	2,341,362	9,368
Johnson Matthey plc	264,387	9,353
DCC plc	120,603	9,311
Dixons Carphone plc	1,356,404	9,199
Hammerson plc	1,072,243	8,958
Randgold Resources Ltd.	125,696	8,921
Intertek Group plc	218,930	8,874
Ashtead Group plc	686,277	8,853
Travis Perkins plc	334,949	8,764
Berkeley Group Holdings plc	171,187	8,655
Provident Financial plc	199,771	8,403
3i Group plc	1,316,797	8,349
RSA Insurance Group plc	1,388,359	8,289
Mondi plc	502,277	8,189
Rexam plc	952,662	8,168
Royal Mail plc	1,235,170	8,121
Informa plc	878,123	7,986
Croda International plc	184,628	7,540
Wm Morrison Supermarkets plc	2,930,044	7,329
Smiths Group plc	534,026	7,225
^ Anglo American plc (London Shares)	1,790,618	7,142
Rightmove plc	124,524	7,105
Pennon Group plc	558,935	7,085
Admiral Group plc	268,492	6,822
G4S plc	2,098,683	6,813
J Sainsbury plc	1,910,380	6,708
William Hill plc	1,197,198	6,665
DS Smith plc	1,273,376	6,663
easyJet plc	295,448	6,549
Segro plc	1,004,253	6,302
Derwent London plc	135,041	6,263
Inchcape plc	601,742	6,187
Howden Joinery Group plc	845,043	6,053
Schroders plc	152,847	5,972
Hargreaves Lansdown plc	294,547	5,742
Tate & Lyle plc	636,305	5,702
2 Merlin Entertainments plc	957,895	5,678
Cobham plc	1,557,552	5,655
Meggitt plc	1,069,257	5,561
Rentokil Initial plc	2,478,680	5,550
Coca-Cola HBC AG	270,611	5,542
2 Auto Trader Group plc	967,093	5,429
Intu Properties plc	1,267,421	5,424
Hikma Pharmaceuticals plc	182,192	5,259
Capital & Counties Properties plc	993,748	5,259
ICAP plc	727,412	5,032
Aberdeen Asset Management plc	1,357,210	4,784
John Wood Group plc	500,410	4,626
Babcock International Group plc	344,880	4,520
Investec plc	690,899	4,396
IMI plc	374,914	4,329
Aggreko plc	330,147	4,030
Petrofac Ltd.	348,857	3,976
Weir Group plc	292,595	3,623
Daily Mail & General Trust plc	364,359	3,528
Amec Foster Wheeler plc	530,548	3,141

*	Tullow Oil plc			1,232,016	3,054
^	Polymetal International plc			348,285	2,872
	Antofagasta plc			489,103	2,669
	Fresnillo plc			235,173	2,434
^	TalkTalk Telecom Group plc			702,549	2,202
*	Sports Direct International plc			339,706	2,020
	CRH plc (Dublin Shares)			67,261	1,784
^	Ashmore Group plc			538,242	1,693
*	Melrose Industries plc			197,793	843
					3,204,743
Total Common Stocks (Cost $23,802,389)					22,077,162
		Coupon
Temporary Cash Investments (2.4%)[1]
Money Market Fund (2.3%)
[5,6] Vanguard Market Liquidity Fund		0.441%		522,779,280	522,779

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
[7,8,9] Federal Home Loan Bank Discount Notes		0.245%	3/2/16	5,000	4,999
7	Federal Home Loan Bank Discount Notes	0.245%	4/20/16	3,000	2,998
7,8	Federal Home Loan Bank Discount Notes	0.371%	5/4/16	5,000	4,995
7,8	Federal Home Loan Bank Discount Notes	0.391%	5/27/16	3,000	2,997
[8,9,10] Freddie Mac Discount Notes		0.220%	3/30/16	5,000	4,998
					20,987
Total Temporary Cash Investments (Cost $543,766)					543,766
Total Investments (101.5%) (Cost $24,346,155)					22,620,928
Other Assets and Liabilities-Net (-1.5%)[6]					(330,175)
Net Assets (100%)					22,290,753

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $358,995,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate value of these securities was $94,618,000, representing 0.4% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $394,923,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $13,900,000 have been segregated as initial margin for open futures contracts.
9 Securities with a value of $4,308,000 have been segregated as collateral for open forward currency contracts.
10 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

FTSE All-World ex-US Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	1,538,485	198,900	275
Common Stocks—Other	388,917	19,945,368	5,217
Temporary Cash Investments	522,779	20,987	—
Futures Contracts—Assets[1]	4,144	—	—
Forward Currency Contracts—Assets	—	1,938	—
Forward Currency Contracts—Liabilities	—	(5,445)	—
Total	2,454,325	20,161,748	5,492

FTSE All-World ex-US Index Fund

1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	March 2016	1,902	62,318	(4,023)

FTSE All-World ex-US Index Fund

Topix Index	March 2016	420	49,922	(3,651)
FTSE 100 Index	March 2016	575	48,995	429
S&P ASX 200 Index	March 2016	253	22,214	199
				(7,046)

Unrealized appreciation (depreciation) on open futures Dow Jones EURO STOXX 50 Index and FTSE 100 Index contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	3/23/16	EUR	48,654	USD	53,815	(1,034)
BNP Paribas	3/15/16	JPY	6,072,414	USD	49,502	709
Bank of America, N.A.	3/23/16	GBP	26,649	USD	40,374	(2,397)
Citibank, N.A.	3/22/16	AUD	25,545	USD	18,244	(209)
Morgan Stanley Capital	3/23/16	EUR	13,999	USD	15,346	(160)
UBS AG	3/23/16	EUR	11,905	USD	12,925	(11)
Morgan Stanley Capital	3/23/16	GBP	8,135	USD	12,220	(626)
Goldman Sachs	3/23/16	EUR	9,469	USD	10,356	(84)
BNP Paribas	3/23/16	GBP	6,910	USD	10,299	(452)
Goldman Sachs	3/15/16	JPY	1,250,000	USD	10,219	117
Morgan Stanley Capital	3/22/16	AUD	14,293	USD	10,188	(97)
Bank of America, N.A.	3/15/16	JPY	718,789	USD	5,845	99
BNP Paribas	3/15/16	JPY	575,025	USD	4,921	(166)
Citibank, N.A.	3/23/16	GBP	2,821	USD	4,028	(8)
Barclays Bank PLC	3/23/16	GBP	2,456	USD	3,603	(90)
Citibank, N.A.	3/15/16	JPY	305,235	USD	2,597	(73)
Barclays Bank PLC	3/22/16	AUD	3,020	USD	2,065	67
BNP Paribas	3/22/16	AUD	2,355	USD	1,656	6
Citibank, N.A.	3/23/16	USD	20,081	EUR	18,425	93
Goldman Sachs	3/23/16	USD	19,190	GBP	12,980	694
Morgan Stanley Capital	3/15/16	USD	15,968	JPY	1,932,210	(9)
UBS AG	3/22/16	USD	7,403	AUD	10,375	78
BNP Paribas	3/23/16	USD	5,179	EUR	4,765	9
Citibank, N.A.	3/15/16	USD	3,099	JPY	366,795	66
UBS AG	3/22/16	USD	2,854	AUD	4,083	(29)

FTSE All-World ex-US Index Fund

(3,507)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At January 31, 2016, the counterparties had deposited in segregated accounts securities with a value of $922,000 in connection with amounts due to the fund for open forward currency contracts.

E. At January 31, 2016, the cost of investment securities for tax purposes was $24,406,119,000. Net unrealized depreciation of investment securities for tax purposes was $1,785,191,000, consisting of unrealized gains of $2,898,116,000 on securities that had risen in value since their purchase and $4,683,307,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total World Stock Index Fund

Schedule of Investments
As of January 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Australia (2.3%)
Commonwealth Bank of Australia	351,350	19,860
Westpac Banking Corp.	677,947	15,014
National Australia Bank Ltd.	564,230	11,209
Australia & New Zealand Banking Group Ltd.	595,245	10,333
CSL Ltd.	106,439	7,929
BHP Billiton Ltd.	690,313	7,581
Wesfarmers Ltd.	218,936	6,606
Woolworths Ltd.	282,862	4,917
Macquarie Group Ltd.	92,357	4,764
Brambles Ltd.	553,704	4,423
Woodside Petroleum Ltd.	193,052	3,891
Telstra Corp. Ltd.	791,569	3,190
Transurban Group	405,915	3,129
Scentre Group	916,453	2,863
Rio Tinto Ltd.	100,122	2,827
Insurance Australia Group Ltd.	740,035	2,799
Westfield Corp.	359,444	2,559
AMP Ltd.	586,505	2,260
Suncorp Group Ltd.	270,523	2,257
* Newcrest Mining Ltd.	224,107	2,107
QBE Insurance Group Ltd.	268,776	2,102
Amcor Ltd.	215,227	2,052
AGL Energy Ltd.	123,762	1,651
Goodman Group	328,319	1,438
Vicinity Centres	655,997	1,366
Caltex Australia Ltd.	50,317	1,346
APA Group	216,438	1,319
Orica Ltd.	129,456	1,319
Stockland	447,209	1,312
GPT Group	326,881	1,143
Oil Search Ltd.	234,906	1,104
Aurizon Holdings Ltd.	415,173	1,098
Sonic Healthcare Ltd.	81,680	1,077
Origin Energy Ltd.	363,150	1,075
Ramsay Health Care Ltd.	24,153	1,049
LendLease Group	107,723	1,006
James Hardie Industries plc	85,631	992
Treasury Wine Estates Ltd.	150,212	978
Sydney Airport	206,724	973
Asciano Ltd.	148,778	943
Mirvac Group	686,364	937
ASX Ltd.	30,451	921
Aristocrat Leisure Ltd.	123,531	908
Medibank Pvt Ltd.	493,666	885
Dexus Property Group	152,729	806
* South32 Ltd.	1,139,171	800
GUD Holdings Ltd.	162,664	757
SEEK Ltd.	71,429	744
Tatts Group Ltd.	247,931	738

Santos Ltd.	318,093	730
Flight Centre Travel Group Ltd.	26,006	727
Incitec Pivot Ltd.	323,422	721
Computershare Ltd.	94,496	705
Bank of Queensland Ltd.	74,531	698
Bendigo & Adelaide Bank Ltd.	87,954	677
DUET Group	403,596	664
Cochlear Ltd.	9,588	643
* Star Entertainment Grp Ltd.	160,988	621
Crown Resorts Ltd.	70,220	619
Challenger Ltd.	97,519	555
Domino's Pizza Enterprises Ltd.	12,777	549
Coca-Cola Amatil Ltd.	90,965	545
Healthscope Ltd.	334,190	528
Reject Shop Ltd.	69,253	517
Tabcorp Holdings Ltd.	143,747	473
IOOF Holdings Ltd.	80,030	470
Boral Ltd.	114,861	461
Qantas Airways Ltd.	158,537	441
BlueScope Steel Ltd.	120,876	404
TPG Telecom Ltd.	56,096	404
Veda Group Ltd.	185,036	370
Ansell Ltd.	24,880	358
AusNet Services	331,515	347
^ Fortescue Metals Group Ltd.	266,879	335
REA Group Ltd.	8,499	323
^ JB Hi-Fi Ltd.	18,308	307
Magellan Financial Group Ltd.	18,373	301
carsales.com Ltd.	35,013	296
M2 Group Ltd.	32,084	290
CIMIC Group Ltd.	16,745	289
Orora Ltd.	184,434	288
DuluxGroup Ltd.	62,104	288
^ Alumina Ltd.	374,493	280
Harvey Norman Holdings Ltd.	87,226	278
nib holdings Ltd.	105,782	270
Recall Holdings Ltd.	56,290	264
* Metcash Ltd.	203,181	255
Iluka Resources Ltd.	64,898	255
Fairfax Media Ltd.	394,420	250
BT Investment Management Ltd.	32,452	248
Nine Entertainment Co. Holdings Ltd.	205,511	243
WorleyParsons Ltd.	93,108	228
Northern Star Resources Ltd.	105,349	222
Charter Hall Group	69,676	222
^ Vocus Communications Ltd.	39,140	220
* Burson Group Ltd.	72,743	217
Investa Office Fund	75,706	212
ALS Ltd.	89,259	212
ARB Corp. Ltd.	19,394	212
Adelaide Brighton Ltd.	62,069	210
InvoCare Ltd.	24,361	207
IRESS Ltd.	29,801	205
Qube Holdings Ltd.	125,155	204
Sirtex Medical Ltd.	7,462	201
Shopping Centres Australasia Property Group	128,582	196
BWP Trust	89,415	196

	Macquarie Atlas Roads Group	63,433	194
	Spotless Group Holdings Ltd.	257,439	192
*	Australian Agricultural Co. Ltd.	187,667	179
	Aveo Group	83,081	177
	Evolution Mining Ltd.	169,856	175
	Navitas Ltd.	50,787	169
	Super Retail Group Ltd.	23,090	169
	Gateway Lifestyle	80,354	167
	Downer EDI Ltd.	73,111	164
	Bega Cheese Ltd.	31,922	161
	Cromwell Property Group	226,795	160
	Mantra Group Ltd.	46,106	159
*,2 MYOB Group Ltd.		71,583	159
	GrainCorp Ltd. Class A	25,389	155
	Village Roadshow Ltd.	30,616	152
^	G8 Education Ltd.	58,334	150
	FlexiGroup Ltd.	73,158	147
	Perpetual Ltd.	4,888	144
	Regis Resources Ltd.	84,902	142
	CSR Ltd.	77,533	142
	McMillan Shakespeare Ltd.	15,440	141
*	Costa Group Holdings Ltd.	80,223	140
	Sandfire Resources NL	38,621	140
	OZ Minerals Ltd.	50,109	137
	Platinum Asset Management Ltd.	29,340	136
	Charter Hall Retail REIT	45,936	135
	Abacus Property Group	62,402	134
	iSentia Group Ltd.	40,814	134
	Nufarm Ltd.	26,632	131
*	Highfield Resources Ltd.	94,587	129
*	Pacific Brands Ltd.	222,279	128
	UXC Ltd.	147,016	126
	Brickworks Ltd.	11,518	124
	Sigma Pharmaceuticals Ltd.	209,696	123
	Estia Health Ltd.	25,174	122
*	APN News & Media Ltd.	329,391	122
	Primary Health Care Ltd.	69,027	122
	Webjet Ltd.	30,501	117
	Sims Metal Management Ltd.	23,894	117
	Seven West Media Ltd.	191,420	114
	Regis Healthcare Ltd.	27,703	114
	Ardent Leisure Group	77,614	114
*	Mayne Pharma Group Ltd.	115,565	108
	Independence Group NL	60,762	96
	Genworth Mortgage Insurance Australia Ltd.	50,887	94
	GWA Group Ltd.	65,018	94
	Premier Investments Ltd.	9,643	91
	Steadfast Group Ltd.	85,557	89
	OzForex Group Ltd.	39,620	88
	SAI Global Ltd.	29,194	85
	Technology One Ltd.	22,813	77
	Retail Food Group Ltd.	22,951	74
	Growthpoint Properties Australia Ltd.	33,836	73
	Asaleo Care Ltd.	64,802	72
	Ingenia Communities Group	36,292	71
*	Saracen Mineral Holdings Ltd.	138,314	70
	Pact Group Holdings Ltd.	19,616	70

	Myer Holdings Ltd.	93,405	69
	Programmed Maintenance Services Ltd.	48,054	69
	Australian Pharmaceutical Industries Ltd.	45,992	69
	Credit Corp. Group Ltd.	8,434	68
	Cleanaway Waste Management Ltd.	126,486	66
	Altium Ltd.	18,786	66
	Folkestone Education Trust	41,409	66
^	Seven Group Holdings Ltd.	19,431	66
	Automotive Holdings Group Ltd.	21,030	65
	Western Areas Ltd.	46,674	64
	Breville Group Ltd.	14,492	63
	Select Harvests Ltd.	16,297	62
	Southern Cross Media Group Ltd.	74,133	60
*	Syrah Resources Ltd.	21,577	60
	Hotel Property Investments	30,663	57
	Greencross Ltd.	10,999	56
	National Storage REIT	51,828	55
	Mineral Resources Ltd.	20,222	54
	Cover-More Group Ltd.	37,846	54
	Japara Healthcare Ltd.	26,153	54
	Sunland Group Ltd.	46,201	52
	Astro Japan Property Group	13,425	51
*	Virgin Australia Holdings Ltd.	143,665	50
*	Broadspectrum Ltd.	57,532	50
	Tassal Group Ltd.	14,474	50
	Beach Energy Ltd.	182,176	50
	Monadelphous Group Ltd.	10,830	48
*	iProperty Group Ltd.	16,531	47
*	Karoon Gas Australia Ltd.	40,339	46
	GDI Property Group	75,397	45
*	NEXTDC Ltd.	25,198	45
	New Hope Corp. Ltd.	38,080	45
*	UGL Ltd.	22,674	36
*	AWE Ltd.	93,461	35
*	Senex Energy Ltd.	319,614	35
*,^ Whitehaven Coal Ltd.		109,265	32
	Virtus Health Ltd.	7,125	32
*,^ Liquefied Natural Gas Ltd.		69,122	32
	STW Communications Group Ltd.	58,559	32
	Tox Free Solutions Ltd.	16,304	31
*	Lynas Corp. Ltd.	437,604	30
	Cabcharge Australia Ltd.	13,013	29
	TFS Corp. Ltd.	31,364	29
*	CuDeco Ltd.	35,034	27
	MACA Ltd.	54,308	27
*,^ Mesoblast Ltd.		23,196	25
	Thorn Group Ltd.	17,486	25
	SMS Management & Technology Ltd.	14,483	25
	Slater & Gordon Ltd.	55,852	24
*	Drillsearch Energy Ltd.	68,448	24
	ERM Power Ltd.	23,151	24
*	Ten Network Holdings Ltd.	27,323	23
	Ainsworth Game Technology Ltd.	14,747	23
	RCR Tomlinson Ltd.	18,116	23
*	Paladin Energy Ltd.	153,176	23
	Cedar Woods Properties Ltd.	7,313	23
*	Arrium Ltd.	450,831	21

*	Energy World Corp. Ltd.	127,801	19
*	Macmahon Holdings Ltd.	297,544	19
*	Billabong International Ltd.	14,358	17
*,^ Mount Gibson Iron Ltd.		105,993	14
	Acrux Ltd.	27,063	14
*	Resolute Mining Ltd.	53,798	12
	Cardno Ltd.	18,136	12
	Capitol Health Ltd.	76,464	11
	Cash Converters International Ltd.	29,337	11
*	Starpharma Holdings Ltd.	23,801	11
*	Troy Resources Ltd.	60,145	10
	MMA Offshore Ltd.	40,368	9
*	Bradken Ltd.	29,923	9
	Beadell Resources Ltd.	77,976	9
*	Perseus Mining Ltd.	41,674	8
*	Horizon Oil Ltd.	149,601	8
	Hills Ltd.	48,111	7
*	Energy Resources of Australia Ltd.	29,019	7
*	Buru Energy Ltd.	42,599	7
*	Sundance Energy Australia Ltd.	55,714	5
*	Tiger Resources Ltd.	129,407	5
*	Medusa Mining Ltd.	17,452	5
	Decmil Group Ltd.	5,745	4
	Ausdrill Ltd.	19,488	3
*	S2 Resources Ltd.	17,545	2
*	Atlas Iron Ltd.	61,964	1
*	BGP Holdings PLC	197,753	—
	Dick Smith Holdings Ltd.	14,824	—
*	Jacana Minerals Ltd.	5,347	—
			184,868
Austria (0.1%)
*	Erste Group Bank AG	53,439	1,544
	voestalpine AG	48,045	1,263
	ANDRITZ AG	13,285	618
	OMV AG	22,760	586
	Wienerberger AG	20,167	309
	CA Immobilien Anlagen AG	16,756	287
*	IMMOFINANZ AG	151,773	286
*	Raiffeisen Bank International AG	19,457	245
	BUWOG AG	10,838	223
	Mayr Melnhof Karton AG	1,666	189
	Oesterreichische Post AG	4,318	153
	Vienna Insurance Group AG Wiener Versicherung Gruppe	5,782	143
	Zumtobel Group AG	6,626	137
^	Verbund AG	10,223	123
	UNIQA Insurance Group AG	17,732	112
*	Conwert Immobilien Invest SE	7,337	104
	Flughafen Wien AG	952	84
	Lenzing AG	1,176	79
	Schoeller-Bleckmann Oilfield Equipment AG	1,502	78
	RHI AG	3,814	72
	S IMMO AG	7,798	65
	Telekom Austria AG	10,794	59
	Strabag SE	1,787	44
	Semperit AG Holding	1,094	33

	Palfinger AG	1,090	31
			6,867
Belgium (0.5%)
	Anheuser-Busch InBev SA/NV	164,121	20,641
	Ageas	89,416	3,631
	KBC Groep NV	54,914	3,147
	UCB SA	23,358	1,997
	Delhaize Group	19,019	1,996
	Umicore SA	53,882	1,981
	Solvay SA Class A	12,680	1,050
	Groupe Bruxelles Lambert SA	11,707	890
	Proximus SADP	21,607	747
	Ackermans & van Haaren NV	4,243	550
	Colruyt SA	10,069	538
*	Telenet Group Holding NV	9,828	512
	Ontex Group NV	13,557	502
	bpost SA	16,736	397
	EVS Broadcast Equipment SA	12,383	396
*	Galapagos NV	6,032	301
	Euronav NV	22,833	266
	Cofinimmo SA	2,165	236
	Elia System Operator SA/NV	4,096	198
	Warehouses De Pauw CVA	2,327	189
	Cie d'Entreprises CFE	1,711	175
	Melexis NV	3,442	173
	D'ieteren SA/NV	4,967	163
*	AGFA-Gevaert NV	35,336	151
	Befimmo SA	2,451	141
	Ion Beam Applications	3,801	128
	Bekaert SA	3,709	119
*	Mobistar SA	4,121	86
	KBC Ancora	2,239	84
	Kinepolis Group NV	1,963	83
*	Tessenderlo Chemie NV (Voting Shares)	2,724	72
	Econocom Group SA/NV	7,684	72
*,^ Nyrstar (Voting Shares)		42,132	62
*	BHF Kleinwort Benson Group	9,317	58
*	Intervest Offices & Warehouses NV	2,176	55
	Van de Velde NV	888	54
	Gimv NV	1,096	53
*	Wereldhave Belgium NV	434	47
	Barco NV	689	43
	Fagron	4,348	32
			42,016
Brazil (0.5%)
	Ambev SA ADR	699,603	3,267
	Itau Unibanco Holding SA Preference Shares	418,017	2,626
	Banco Bradesco SA ADR	484,787	2,215
	BRF SA	174,024	2,101
	Ambev SA	418,917	1,960
	Embraer SA ADR	60,864	1,752
	Cielo SA	166,212	1,414
	Itau Unibanco Holding SA ADR	219,211	1,379
	Itausa - Investimentos Itau SA Preference Shares	657,789	1,139
	Ultrapar Participacoes SA	71,048	1,058
*	Petroleo Brasileiro SA	511,446	894

*,^ Petroleo Brasileiro SA ADR		252,910	878
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	320,950	829
	Banco Bradesco SA Preference Shares	158,222	723
	Kroton Educacional SA	323,236	689
	BB Seguridade Participacoes SA	117,639	683
	Telefonica Brasil SA Preference Shares	77,964	679
	Banco do Brasil SA	189,893	662
*	Petroleo Brasileiro SA Preference Shares	529,792	646
^	Vale SA-SP Class B ADR	262,984	644
	Lojas Renner SA	134,300	597
	CCR SA	175,900	564
	Lojas Americanas SA Preference Shares	120,688	564
	Klabin SA	107,100	563
	Raia Drogasil SA	50,300	523
	Banco Bradesco SA	103,952	512
	Fibria Celulose SA	44,900	495
	Vale SA Class B Pfd. ADR	266,301	493
	WEG SA	109,022	422
*	Hypermarcas SA	74,712	419
	Cia de Saneamento Basico do Estado de Sao Paulo	74,600	399
	JBS SA	144,798	392
	CETIP SA - Mercados Organizados	40,854	392
	Vale SA Preference Shares	187,666	342
	Equatorial Energia SA	34,800	315
	Tractebel Energia SA	36,300	308
	Braskem SA Preference Shares	48,192	290
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	27,953	268
	Sul America SA	53,809	244
*	CPFL Energia SA	58,268	237
	Suzano Papel e Celulose SA Preference Shares Class A	58,834	235
	BR Malls Participacoes SA	74,500	222
	TOTVS SA	23,000	187
	Tim Participacoes SA	110,200	176
	BTG Pactual Group	40,900	172
	Multiplan Empreendimentos Imobiliarios SA	16,500	171
	Cia Energetica de Minas Gerais Preference Shares	111,500	165
	Natura Cosmeticos SA	28,200	158
*	AES Tiete Energia SA	44,900	147
	M Dias Branco SA	9,900	144
	Sao Martinho SA	11,900	142
	Localiza Rent a Car SA	25,400	140
	Vale SA	53,600	131
	Odontoprev SA	51,300	130
	Estacio Participacoes SA	43,200	127
	Cia Hering	38,400	124
	MRV Engenharia e Participacoes SA	52,900	121
	Qualicorp SA	34,800	118
	Centrais Eletricas Brasileiras SA Preference Shares	46,500	117
	Arteris SA	47,400	113
	Gerdau SA Preference Shares	107,200	97
	EDP - Energias do Brasil SA	30,300	92
	Porto Seguro SA	12,772	84
	Linx SA	6,600	83
	Lojas Americanas SA	28,720	83
	Cosan SA Industria e Comercio	12,900	81
	Banco do Estado do Rio Grande do Sul SA Preference Shares	71,968	80
	Cia Energetica de Sao Paulo Preference Shares	24,085	80

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
Identificacao SA	7,753	77
Multiplus SA	9,100	72
Cyrela Brazil Realty SA Empreendimentos e Participacoes	37,898	68
BR Properties SA	32,400	66
Cia Paranaense de Energia Preference Shares	11,500	64
Transmissora Alianca de Energia Eletrica SA	13,627	59
* B2W Cia Digital	17,620	59
Duratex SA	42,371	56
* Marfrig Global Foods SA	34,700	53
Tim Participacoes SA ADR	6,700	53
Cia Energetica de Minas Gerais	35,922	52
* Petroleo Brasileiro SA ADR Type A	19,355	47
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	4,084	47
^ Cia Siderurgica Nacional SA ADR	55,570	43
Fleury SA	11,700	43
Cia Siderurgica Nacional SA	47,400	42
* Centrais Eletricas Brasileiras SA	26,900	39
Cia de Saneamento de Minas Gerais-COPASA	11,500	37
Marcopolo SA Preference Shares	70,300	36
Alupar Investimento SA	11,100	34
Smiles SA	4,700	34
Tupy SA	7,400	33
* Minerva SA	10,300	32
Gerdau SA ADR	34,726	32
Mahle-Metal Leve SA	5,200	32
EcoRodovias Infraestrutura e Logistica SA	29,800	30
Cia Energetica de Minas Gerais ADR	19,000	28
Bradespar SA Preference Shares	33,000	28
Iguatemi Empresa de Shopping Centers SA	5,300	27
Grendene SA	6,900	26
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	2,586	26
SLC Agricola SA	6,300	26
Diagnosticos da America SA	9,520	25
Usinas Siderurgicas de Minas Gerais SA	30,200	24
Alpargatas SA Preference Shares	13,189	24
* Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	12,108	24
* Gafisa SA	40,500	24
Cia Energetica do Ceara Preference Shares	2,819	23
Santos Brasil Participacoes SA	7,000	21
* Restoque Comercio e Confeccoes de Roupas SA	34,500	20
Sonae Sierra Brasil SA	5,200	20
Cia Paranaense de Energia	5,400	19
Light SA	8,773	18
Arezzo Industria e Comercio SA	3,700	18
Ez Tec Empreendimentos e Participacoes SA	5,673	18
Iochpe Maxion SA	6,300	17
Aliansce Shopping Centers SA	6,200	16
* Oi SA Preference Shares	38,851	16
JSL SA	9,200	16
Even Construtora e Incorporadora SA	15,000	16
* Rumo Logistica Operadora Multimodal SA	32,483	15
International Meal Co. Alimentacao SA	15,048	14
* Magnesita Refratarios SA	3,660	14
Via Varejo SA	17,900	13
QGEP Participacoes SA	11,900	12
GAEC Educacao SA	4,964	12

* Oi SA	20,455	11
Guararapes Confeccoes SA	1,100	11
Metalurgica Gerdau SA Preference Shares Class A	41,700	11
Usinas Siderurgicas de Minas Gerais SA Preference Shares	44,700	10
Randon Participacoes SA Preference Shares	15,250	8
Tecnisa SA	13,900	8
Direcional Engenharia SA	9,000	7
* JHSF Participacoes SA	22,834	7
* Mills Estruturas e Servicos de Engenharia SA	9,400	6
Marisa Lojas SA	4,950	5
LPS Brasil Consultoria de Imoveis SA	8,200	5
* Gol Linhas Aereas Inteligentes SA Preference Shares	11,700	4
2 Ser Educacional SA	2,300	4
* Oi SA ADR	9,817	4
Tegma Gestao Logistica	4,000	3
* PDG Realty SA Empreendimentos e Participacoes	4,816	2
Cosan Logistica SA	12,900	2
* Minerva SA/Brazil Rights Exp. 02/25/2016	5,350	—
		40,245
Canada (2.8%)
Royal Bank of Canada (Toronto Shares)	302,511	15,666
Toronto-Dominion Bank	389,580	14,781
Bank of Nova Scotia	254,959	10,445
Canadian National Railway Co.	146,777	7,958
Suncor Energy Inc.	316,104	7,487
Brookfield Asset Management Inc. Class A (Toronto Shares)	231,349	6,984
^ Bank of Montreal (Toronto Shares)	122,329	6,568
Enbridge Inc.	180,680	6,276
* Valeant Pharmaceuticals International Inc.	66,801	6,151
Canadian Imperial Bank of Commerce	88,882	5,789
Manulife Financial Corp.	392,928	5,461
TransCanada Corp.	145,458	5,051
Canadian Natural Resources Ltd.	235,260	5,036
Canadian Pacific Railway Ltd.	36,101	4,340
Sun Life Financial Inc.	119,036	3,414
Alimentation Couche-Tard Inc. Class B	78,300	3,408
Agrium Inc.	38,993	3,405
Magna International Inc.	96,714	3,360
* CGI Group Inc. Class A	69,763	2,990
Potash Corp. of Saskatchewan Inc.	169,936	2,771
Thomson Reuters Corp.	68,901	2,577
Goldcorp Inc.	217,986	2,483
Rogers Communications Inc. Class B	71,100	2,435
Fairfax Financial Holdings Ltd.	4,500	2,317
Barrick Gold Corp. (Toronto Shares)	213,548	2,123
Loblaw Cos. Ltd.	43,735	2,054
Cenovus Energy Inc.	166,024	2,046
BCE Inc.	49,516	1,995
National Bank of Canada	66,304	1,892
Canadian Utilities Ltd. Class A	70,496	1,818
Agnico Eagle Mines Ltd.	56,415	1,672
^ Pembina Pipeline Corp.	70,300	1,598
Fortis Inc.	54,344	1,579
Imperial Oil Ltd.	50,690	1,554
Restaurant Brands International Inc.	45,872	1,549
Metro Inc.	51,425	1,520
Cameco Corp.	120,706	1,466

^ Canadian Tire Corp. Ltd. Class A	17,613	1,435
Intact Financial Corp.	23,200	1,391
Franco-Nevada Corp.	31,200	1,382
Shaw Communications Inc. Class B	77,020	1,333
^ Keyera Corp.	48,360	1,326
Great-West Lifeco Inc.	49,800	1,234
Power Corp. of Canada	56,090	1,190
Gildan Activewear Inc.	46,900	1,184
Saputo Inc.	47,300	1,161
Open Text Corp.	23,700	1,160
* BlackBerry Ltd.	160,372	1,144
Dollarama Inc.	21,100	1,132
Silver Wheaton Corp.	91,688	1,081
Constellation Software Inc.	2,900	1,056
^ Crescent Point Energy Corp.	93,100	1,032
^ RioCan REIT	57,300	1,012
Onex Corp.	16,900	1,010
^ ARC Resources Ltd.	71,300	958
^ Inter Pipeline Ltd.	58,100	941
^ Artis REIT	106,500	918
CCL Industries Inc. Class B	6,500	916
TELUS Corp.	32,700	910
Allied Properties REIT	37,900	901
Laurentian Bank of Canada	25,210	858
Power Financial Corp.	36,560	844
CI Financial Corp.	37,000	817
* Tourmaline Oil Corp.	40,400	805
SNC-Lavalin Group Inc.	27,600	789
Encana Corp.	178,144	782
Element Financial Corp.	72,700	767
Colliers International Group Inc.	16,855	732
Canadian Oil Sands Ltd.	108,000	724
FirstService Corp.	18,755	716
Industrial Alliance Insurance & Financial Services Inc.	20,300	603
George Weston Ltd.	7,800	601
^ Peyto Exploration & Development Corp.	27,600	594
Progressive Waste Solutions Ltd.	21,100	593
WSP Global Inc.	20,203	581
Empire Co. Ltd.	30,500	577
Vermilion Energy Inc.	21,300	570
^ Canadian Apartment Properties REIT	26,100	557
^ PrairieSky Royalty Ltd.	37,926	540
H&R REIT	39,703	534
^ Cominar REIT	48,732	518
Methanex Corp.	18,900	504
^ DH Corp.	22,409	503
^ Husky Energy Inc.	49,499	493
AltaGas Ltd.	20,373	477
Centerra Gold Inc.	102,804	468
Yamana Gold Inc.	267,433	460
CAE Inc.	43,500	454
* Turquoise Hill Resources Ltd.	216,969	454
* IMAX Corp.	14,500	450
West Fraser Timber Co. Ltd.	12,300	423
Ritchie Bros Auctioneers Inc.	18,500	422
^ Teck Resources Ltd. Class B	110,363	412
* Kinross Gold Corp.	246,249	406

	IGM Financial Inc.	15,200	390
	Chartwell Retirement Residences	41,600	379
^	Northland Power Inc.	27,052	375
	MacDonald Dettwiler & Associates Ltd.	5,800	360
	Stantec Inc.	14,500	353
^	Whitecap Resources Inc.	64,459	352
	Tahoe Resources Inc.	45,334	352
	Finning International Inc.	27,600	351
^	Veresen Inc.	61,677	351
	Algonquin Power & Utilities Corp.	42,400	348
*	New Gold Inc.	140,500	346
	Eldorado Gold Corp.	151,605	344
*	Detour Gold Corp.	27,700	337
	Cineplex Inc.	9,500	332
	Quebecor Inc. Class B	13,000	329
	Linamar Corp.	8,400	328
	Morguard REIT	34,540	324
	Atco Ltd.	11,500	319
^	Smart REIT	14,200	314
^	Canadian REIT	10,600	311
	First Quantum Minerals Ltd.	143,523	310
^	Emera Inc.	9,600	306
	Toromont Industries Ltd.	14,600	297
*	Seven Generations Energy Ltd. Class A	25,961	292
	TMX Group Ltd.	9,964	289
	Cott Corp.	26,800	275
^	Parkland Fuel Corp.	17,140	272
	Barrick Gold Corp. (New York Shares)	26,426	262
^	Home Capital Group Inc. Class B	12,200	250
	TransForce Inc.	16,700	250
*	Raging River Exploration Inc.	38,300	245
*	Lundin Mining Corp.	98,684	244
^	Hudson's Bay Co.	19,500	241
	Concordia Healthcare Corp.	8,686	237
^	Just Energy Group Inc.	34,800	231
	OceanaGold Corp.	110,808	229
	Gibson Energy Inc.	19,700	218
	Canadian Western Bank	13,300	218
	ShawCor Ltd.	9,900	214
	Capital Power Corp.	15,717	211
*,^ Amaya Inc.		18,875	202
	Maple Leaf Foods Inc.	12,300	200
	Transcontinental Inc. Class A	15,200	200
^	Extendicare Inc.	30,200	198
^	Superior Plus Corp.	26,353	196
	Manitoba Telecom Services Inc.	9,000	194
	First Capital Realty Inc.	14,200	190
^	Boardwalk REIT	6,000	189
*	Bombardier Inc. Class B	268,228	188
^	Dream Office REIT	16,100	185
*	Celestica Inc.	20,401	185
	Jean Coutu Group PJC Inc. Class A	13,100	184
	Granite REIT	6,800	183
^	Bank of Montreal (New York Shares)	3,309	177
	Aimia Inc.	25,400	170
*	Great Canadian Gaming Corp.	13,100	167
	Precision Drilling Corp.	48,700	166

	TransAlta Corp.	46,660	164
	RONA Inc.	18,500	162
	Osisko Gold Royalties Ltd.	15,107	154
	Stella-Jones Inc.	4,900	148
*	Parex Resources Inc.	22,343	147
*	NovaGold Resources Inc.	32,400	136
	Alamos Gold Inc.	41,760	136
	Brookfield Asset Management Inc. Class A (New York Shares)	4,500	135
*	Canfor Corp.	11,900	133
	Pan American Silver Corp.	19,224	128
^	TORC Oil & Gas Ltd.	32,814	127
^	Mullen Group Ltd.	11,800	127
*,^ Cogeco Communications Inc.		2,800	126
	Dominion Diamond Corp.	11,700	125
	North West Co. Inc.	5,700	124
*	Advantage Oil & Gas Ltd.	22,200	121
*	ATS Automation Tooling Systems Inc.	15,000	114
	Pason Systems Inc.	8,900	114
	Northview Apartment REIT	9,263	114
	Norbord Inc.	6,472	113
^	Enerplus Corp.	34,700	110
	Innergex Renewable Energy Inc.	13,000	109
*	SEMAFO Inc.	43,200	108
	Martinrea International Inc.	15,500	105
	Secure Energy Services Inc.	19,462	104
	Enerflex Ltd.	11,000	101
*	MEG Energy Corp.	24,200	100
	Nevsun Resources Ltd.	36,800	100
*	B2Gold Corp.	129,493	99
	Russel Metals Inc.	8,600	97
*	Torex Gold Resources Inc.	105,282	95
^	Genworth MI Canada Inc.	5,200	90
^	Canadian Energy Services & Technology Corp.	31,900	89
	Ensign Energy Services Inc.	18,800	89
	Royal Bank of Canada (New York Shares)	1,701	87
*	IAMGOLD Corp.	59,200	86
	Westshore Terminals Investment Corp.	8,300	78
^	Corus Entertainment Inc. Class B	11,100	77
	HudBay Minerals Inc.	37,165	73
*	NuVista Energy Ltd.	22,773	73
*,^ Sierra Wireless Inc.		4,900	73
^	First National Financial Corp.	4,600	72
^	Pengrowth Energy Corp.	86,400	72
^	AutoCanada Inc.	5,078	72
	Cascades Inc.	9,100	68
*	Birchcliff Energy Ltd.	18,800	68
	Baytex Energy Corp.	31,409	66
*	China Gold International Resources Corp. Ltd.	46,000	64
^	Bonterra Energy Corp.	5,400	63
*	Pretium Resources Inc.	14,500	62
	InnVest REIT	16,500	61
*	Kelt Exploration Ltd.	21,851	61
*	Primero Mining Corp.	23,100	58
*,^ Bombardier Inc. Class A		74,500	57
*	Alacer Gold Corp.	36,900	57
	Aecon Group Inc.	5,400	56
	Major Drilling Group International Inc.	14,400	55

*	Gran Tierra Energy Inc. (Toronto Shares)	24,000	55
*	Gran Tierra Energy Inc. (American Shares)	22,700	52
*	Crew Energy Inc.	18,600	51
*	Athabasca Oil Corp.	48,500	51
	Dorel Industries Inc. Class B	2,600	51
^	Penn West Petroleum Ltd.	70,300	51
*	Silver Standard Resources Inc.	10,900	47
*	First Majestic Silver Corp.	15,700	47
^	Surge Energy Inc.	29,800	47
^	Bonavista Energy Corp.	34,000	47
	Canaccord Genuity Group Inc.	13,000	46
*,^ DREAM Unlimited Corp. Class A		7,200	38
	AGF Management Ltd. Class B	11,100	37
*,^ Avigilon Corp.		3,900	36
*,^ Pacific Exploration and Production Corp.		54,765	32
*,^ Paramount Resources Ltd. Class A		9,000	30
*,^ Bellatrix Exploration Ltd.		23,434	29
*,^ Trilogy Energy Corp.		10,700	27
^	Sprott Inc.	18,900	26
*	Dundee Corp. Class A	7,200	25
*	Imperial Metals Corp.	7,400	24
	Trinidad Drilling Ltd.	15,600	22
*	Bankers Petroleum Ltd.	34,200	22
*	Trican Well Service Ltd.	16,200	20
*,^ Denison Mines Corp.		38,200	17
	Torstar Corp. Class B	10,400	17
^	Sherritt International Corp.	34,400	17
^	Black Diamond Group Ltd.	3,500	14
	Canexus Corp.	9,329	8
*	Capstone Mining Corp.	25,878	7
	Calfrac Well Services Ltd.	6,200	6
*	AuRico Metals Inc.	3,026	1
	Wi-LAN Inc.	145	—
			227,617
Chile (0.1%)
	Empresa Nacional de Electricidad SA ADR	72,652	2,819
	SACI Falabella	75,950	501
	Empresas COPEC SA	56,309	490
	Enersis Americas SA ADR	39,788	469
	Empresas CMPC SA	205,431	466
	Cencosud SA	213,869	433
	Banco de Chile	4,131,572	426
	Enersis Americas SA	1,505,735	359
	Banco de Credito e Inversiones	6,832	265
	Colbun SA	1,005,266	254
	Banco Santander Chile	5,672,801	246
*	Latam Airlines Group SA (Santiago Shares)	45,015	231
	Cia Cervecerias Unidas SA	20,980	227
	Empresa Nacional de Electricidad SA	167,940	219
	Aguas Andinas SA Class A	425,142	213
	Empresa Nacional de Telecomunicaciones SA	20,921	201
	Sociedad Quimica y Minera de Chile SA ADR	11,862	193
	Vina Concha y Toro SA	102,740	163
^	Banco Santander Chile ADR	9,416	163
	Corpbanca SA	20,346,293	154
	AES Gener SA	265,095	117
	Embotelladora Andina SA Preference Shares	40,520	115

	Administradora de Fondos de Pensiones Habitat SA	81,126	96
	SONDA SA	59,815	96
	Inversiones La Construccion SA	9,475	94
	Parque Arauco SA	59,605	93
	E.CL SA	62,179	86
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	5,070	81
	Inversiones Aguas Metropolitanas SA	36,076	49
	Ripley Corp. SA	116,780	46
	Forus SA	15,785	35
	CAP SA	14,259	29
*	Cia Sud Americana de Vapores SA	977,795	19
*	Latam Airlines Group SA	4,562	17
	Salfacorp SA	25,244	13
			9,478
China (2.1%)
	Tencent Holdings Ltd.	1,172,556	22,028
	China Mobile Ltd.	1,160,861	12,751
	China Construction Bank Corp.	18,990,206	11,593
	Industrial & Commercial Bank of China Ltd.	15,006,245	7,810
	Bank of China Ltd.	15,601,800	6,109
	Ping An Insurance Group Co. of China Ltd.	1,163,581	5,272
	China Life Insurance Co. Ltd. Class H	1,632,000	3,957
	CNOOC Ltd.	3,424,276	3,490
	China Petroleum & Chemical Corp.	5,970,314	3,373
	PetroChina Co. Ltd.	4,634,000	2,871
	China Overseas Land & Investment Ltd.	936,480	2,736
	Hengan International Group Co. Ltd.	276,328	2,475
	Agricultural Bank of China Ltd.	5,175,500	1,847
	China Pacific Insurance Group Co. Ltd.	494,000	1,743
	China Telecom Corp. Ltd.	3,704,034	1,742
	China Merchants Bank Co. Ltd.	876,272	1,703
	CITIC Ltd.	1,196,000	1,693
	China Resources Land Ltd.	631,909	1,562
	PICC Property & Casualty Co. Ltd.	859,287	1,470
	ENN Energy Holdings Ltd.	318,151	1,435
	China Shenhua Energy Co. Ltd.	858,000	1,296
	China Unicom Hong Kong Ltd.	1,053,574	1,167
	China Minsheng Banking Corp. Ltd.	1,309,760	1,162
	Lenovo Group Ltd.	1,228,000	1,102
	Haitong Securities Co. Ltd.	663,539	1,011
	Bank of Communications Co. Ltd.	1,462,058	894
	Belle International Holdings Ltd.	1,299,000	875
	CITIC Securities Co. Ltd.	443,000	862
*	China CITIC Bank Corp. Ltd.	1,392,010	815
	China Communications Construction Co. Ltd.	879,875	786
	Guangdong Investment Ltd.	576,000	737
	CSPC Pharmaceutical Group Ltd.	862,000	729
	Sinopharm Group Co. Ltd.	203,200	722
	Great Wall Motor Co. Ltd.	931,958	720
	Dongfeng Motor Group Co. Ltd.	594,000	707
	China Merchants Holdings International Co. Ltd.	256,000	707
	Zhuzhou CSR Times Electric Co. Ltd.	135,982	702
	China Resources Power Holdings Co. Ltd.	411,400	700
^	CRRC Corp. Ltd.	747,800	699
	Huaneng Power International Inc.	800,000	658
^	Evergrande Real Estate Group Ltd.	943,000	625
*,^ Byd Co. Ltd.		135,460	623

*,^ GF Securities Co. Ltd.		307,000	619
*	China Taiping Insurance Holdings Co. Ltd.	293,059	619
	Fosun International Ltd.	464,464	615
	China Vanke Co. Ltd.	267,904	614
2	Dalian Wanda Commercial Properties Co. Ltd.	126,999	613
	Tsingtao Brewery Co. Ltd.	167,337	598
	Shenzhou International Group Holdings Ltd.	110,991	595
	Sino Biopharmaceutical Ltd.	858,000	591
	New China Life Insurance Co. Ltd.	172,001	589
2	CGN Power Co. Ltd.	1,974,832	586
	China Everbright International Ltd.	545,000	580
2	China Galaxy Securities Co. Ltd.	751,500	556
	Brilliance China Automotive Holdings Ltd.	546,000	526
*	Future Land Holdings Co. Ltd. Class A	281,014	521
*,^ Alibaba Pictures Group Ltd.		2,550,000	521
	China Railway Group Ltd.	712,000	514
*,^ Hanergy Thin Film Power Group Ltd.		1,810,000	507
	China National Building Material Co. Ltd.	1,170,000	488
	Anhui Conch Cement Co. Ltd.	240,000	471
	China Cinda Asset Management Co. Ltd.	1,449,000	456
	Haier Electronics Group Co. Ltd.	252,000	445
	Country Garden Holdings Co. Ltd.	1,124,230	436
	Beijing Enterprises Water Group Ltd.	868,000	433
	ANTA Sports Products Ltd.	178,000	430
	Geely Automobile Holdings Ltd.	995,000	428
	China State Construction International Holdings Ltd.	260,000	420
	China Conch Venture Holdings Ltd.	254,998	412
	Beijing Enterprises Holdings Ltd.	81,500	407
2	People's Insurance Co. Group of China Ltd.	983,000	394
	Sino-Ocean Land Holdings Ltd.	766,000	388
^	China Huishan Dairy Holdings Co. Ltd.	1,010,401	382
	Guangzhou Automobile Group Co. Ltd.	451,857	381
	Shenzhen International Holdings Ltd.	236,000	371
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	111,437	371
^	GCL-Poly Energy Holdings Ltd.	2,872,800	370
	Kunlun Energy Co. Ltd.	488,000	368
	China Railway Construction Corp. Ltd.	361,126	363
*,2 Huatai Securities Co. Ltd.		188,564	353
2	Shengjing Bank Co. Ltd.	301,354	351
	Far East Horizon Ltd.	452,000	348
	China Longyuan Power Group Corp. Ltd.	570,000	341
	China Resources Gas Group Ltd.	136,000	339
	China Medical System Holdings Ltd.	286,000	336
	China Gas Holdings Ltd.	262,000	335
	COSCO Pacific Ltd.	290,000	329
	Beijing Capital International Airport Co. Ltd.	354,000	322
*	Alibaba Health Information Technology Ltd.	622,000	315
	China Resources Beer Holdings Company Ltd.	194,000	309
	Hangzhou Steam Turbine Co. Ltd. Class B	149,857	308
	Shimao Property Holdings Ltd.	212,000	299
	China Jinmao Holdings Group Ltd.	1,140,000	298
*,2 Fuyao Glass Industry Group Co. Ltd.		143,200	292
	Kingsoft Corp. Ltd.	131,000	285
	China Everbright Ltd.	136,000	283
	Chongqing Changan Automobile Co. Ltd. Class B	133,100	261
	Shandong Weigao Group Medical Polymer Co. Ltd.	400,000	258
^	Sunny Optical Technology Group Co. Ltd.	118,000	253

	GOME Electrical Appliances Holding Ltd.	1,797,720	252
	Jiangsu Expressway Co. Ltd.	208,000	250
	AviChina Industry & Technology Co. Ltd.	356,000	250
	Longfor Properties Co. Ltd.	195,000	249
	TravelSky Technology Ltd.	163,000	249
	China Everbright Bank Co. Ltd.	513,000	242
	Chongqing Rural Commercial Bank Co. Ltd.	459,000	235
2	BAIC Motor Corp. Ltd.	316,400	227
*	Sinopec Shanghai Petrochemical Co. Ltd.	556,000	225
2	Sinopec Engineering Group Co. Ltd.	265,135	223
	Shanghai Pharmaceuticals Holding Co. Ltd.	114,400	222
	Tech Pro Technology Development Ltd.	833,600	220
*,^ China Shanshui Cement Group Ltd.		267,000	216
	Zijin Mining Group Co. Ltd.	947,301	215
*	Aluminum Corp. of China Ltd.	705,331	214
	Jiangxi Copper Co. Ltd.	211,000	214
	ZTE Corp.	117,614	214
	China Oilfield Services Ltd.	290,000	211
	Tong Ren Tang Technologies Co. Ltd.	134,000	206
*	Fullshare Holdings Ltd.	867,500	203
	Wuxi Little Swan Co. Ltd. Class B	85,575	198
^	China Coal Energy Co. Ltd.	581,000	198
	China Power International Development Ltd.	442,000	197
	China International Marine Containers Group Co. Ltd.	125,500	197
2	Fu Shou Yuan International Group Ltd.	272,000	196
	Kingboard Chemical Holdings Ltd.	126,000	194
	Guangzhou R&F Properties Co. Ltd.	179,000	193
*	Luye Pharma Group Ltd.	229,500	190
^	Shanghai Electric Group Co. Ltd.	428,000	190
	Sunac China Holdings Ltd.	302,000	188
*,2 3SBio Inc.		153,000	185
	Shanghai Industrial Holdings Ltd.	82,000	180
	China Southern Airlines Co. Ltd.	296,000	180
	Zhejiang Expressway Co. Ltd.	202,000	177
	Air China Ltd.	266,000	173
	Nine Dragons Paper Holdings Ltd.	271,000	171
	Skyworth Digital Holdings Ltd.	320,000	166
	Shenzhen Investment Ltd.	419,953	162
2	Cosmo Lady China Holdings Co. Ltd.	179,998	162
	China Shipping Development Co. Ltd.	256,000	161
	COSCO International Holdings Ltd.	308,000	160
	Huadian Power International Corp. Ltd.	266,000	159
	Digital China Holdings Ltd.	152,000	158
*	Tianneng Power International Ltd.	208,000	156
*,^ CAR Inc.		123,117	155
	Yuexiu Property Co. Ltd.	1,063,207	155
*,^ China Traditional Chinese Medicine Co. Ltd.		280,000	155
*	China Reinsurance Group Corp.	626,000	153
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	63,500	153
	Huaneng Renewables Corp. Ltd.	694,000	151
*,^ China COSCO Holdings Co. Ltd.		420,500	151
	China Communications Services Corp. Ltd.	382,000	150
	Intime Retail Group Co. Ltd.	197,000	150
	Phoenix Healthcare Group Co. Ltd.	173,590	150
*,2 China Huarong Asset Management Co. Ltd.		430,000	144
	Guangdong Electric Power Development Co. Ltd. Class B	239,742	143
*	Hopson Development Holdings Ltd.	144,000	134

^	Dawnrays Pharmaceutical Holdings Ltd.	196,000	133
	Weichai Power Co. Ltd.	135,200	130
	Sinotrans Ltd.	283,000	129
*	China Eastern Airlines Corp. Ltd.	264,000	129
	Datang International Power Generation Co. Ltd.	478,000	128
*,2 Dali Foods Group Co. Ltd.		259,000	127
*,^ SMI Holdings Group Ltd.		1,212,000	126
	Shandong Airlines Co. Ltd. Class B	49,300	126
*	Hybrid Kinetic Group Ltd.	3,574,000	125
^	Yanzhou Coal Mining Co. Ltd.	308,000	125
*	Li Ning Co. Ltd.	268,749	124
	CT Environmental Group Ltd.	424,000	123
	Inner Mongolia Yitai Coal Co. Ltd. Class B	161,304	123
	Haitian International Holdings Ltd.	99,000	120
	PAX Global Technology Ltd.	118,000	120
*,2 Legend Holdings Corp.		39,100	119
*,2 Cogobuy Group		108,000	118
^	Kingdee International Software Group Co. Ltd.	332,000	116
*,2 Beijing Urban Construction Design & Development Group Co. Ltd.		223,000	116
*	Renhe Commercial Holdings Co. Ltd.	2,742,000	116
	Lao Feng Xiang Co. Ltd. Class B	30,400	115
*	China Shipping Container Lines Co. Ltd.	590,000	115
	Metallurgical Corp. of China Ltd.	489,000	114
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	47,573	113
*	China High Speed Transmission Equipment Group Co. Ltd.	145,000	112
	NetDragon Websoft Inc.	43,500	112
	Xinjiang Goldwind Science & Technology Co. Ltd.	85,000	111
^	West China Cement Ltd.	530,000	109
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	34,833	109
^	China Zhongwang Holdings Ltd.	237,200	107
	Lee & Man Paper Manufacturing Ltd.	189,000	107
	CSG Holding Co. Ltd. Class B	129,105	104
	Guangshen Railway Co. Ltd.	242,000	103
	BBMG Corp.	182,500	103
	Xinhua Winshare Publishing and Media Co. Ltd.	126,000	101
*	China Water Industry Group Ltd.	544,000	101
	Dazhong Transportation Group Co. Ltd. Class B	91,500	101
^	China Molybdenum Co. Ltd.	681,000	100
*	Sinosoft Technology Group Ltd.	210,000	97
*	China Electronics Corp. Holdings Co. Ltd.	322,000	96
	Bank of Chongqing Co. Ltd.	122,000	95
	China Lesso Group Holdings Ltd.	175,000	95
^	Agile Property Holdings Ltd.	197,500	95
	Shenzhen Expressway Co. Ltd.	118,000	94
	C C Land Holdings Ltd.	302,000	94
	SOHO China Ltd.	200,000	93
	KWG Property Holding Ltd.	147,000	93
	Anhui Expressway Co. Ltd.	116,000	92
*	Chinasoft International Ltd.	260,000	92
^	China Hongqiao Group Ltd.	166,000	91
^	Zhaojin Mining Industry Co. Ltd.	158,500	90
	Boer Power Holdings Ltd.	51,000	89
*	China Agri-Industries Holdings Ltd.	316,800	86
	Weiqiao Textile Co.	191,000	85
*	National Agricultural Holdings Ltd.	246,000	85
^	Hilong Holding Ltd.	667,000	83
*,2 Ozner Water International Holding Ltd.		366,000	83

	Central China Securities Co. Ltd.	201,988	82
	Shandong Chenming Paper Holdings Ltd.	127,500	81
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	52,600	81
*	Leyou Technologies Holdings Ltd.	560,000	80
	Beijing Jingneng Clean Energy Co. Ltd.	270,000	80
^	Hua Han Health Industry Holdings Ltd.	778,708	79
	XTEP International Holdings Ltd.	173,000	78
*	China Lumena New Materials Corp.	476,000	76
	China All Access Holdings Ltd.	220,000	76
	Double Coin Holdings Ltd. Class B	63,200	75
*	Greentown China Holdings Ltd.	97,879	74
*	CSSC Offshore and Marine Engineering Group Co. Ltd.	54,000	74
	Guorui Properties Ltd.	205,000	74
	BOE Technology Group Co. Ltd. Class B	288,800	73
*	Coolpad Group Ltd.	476,000	73
	CIFI Holdings Group Co. Ltd.	382,000	72
	Huishang Bank Corp. Ltd.	158,452	71
*	Sinopec Oilfield Service Corp.	316,000	70
^	Golden Eagle Retail Group Ltd.	63,000	69
	Foshan Huaxin Packaging Co. Ltd. Class B	56,900	69
	Weifu High-Technology Group Co. Ltd. Class B	34,600	68
*	Enerchina Holdings Ltd.	1,503,000	68
	Huadian Fuxin Energy Corp. Ltd.	342,000	67
	Wasion Group Holdings Ltd.	108,000	67
	China BlueChemical Ltd.	318,000	67
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	30,000	67
	Yuexiu Transport Infrastructure Ltd.	114,000	67
	Shanghai Baosight Software Co. Ltd. Class B	20,000	65
*	Lifetech Scientific Corp.	379,998	65
*	Huadian Energy Co. Ltd. Class B	131,400	64
	Powerlong Real Estate Holdings Ltd.	356,000	64
	Poly Property Group Co. Ltd.	234,000	64
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	130,500	64
^	Sinopec Kantons Holdings Ltd.	122,000	64
	China ZhengTong Auto Services Holdings Ltd.	171,000	63
^	Dah Chong Hong Holdings Ltd.	166,000	63
	Tibet 5100 Water Resources Holdings Ltd.	191,000	63
	Poly Culture Group Corp. Ltd.	27,200	63
	Kingboard Laminates Holdings Ltd.	155,000	63
	Tianjin Port Development Holdings Ltd.	450,000	63
^	Vinda International Holdings Ltd.	38,599	62
^	Biostime International Holdings Ltd.	21,000	61
	China Soft Power Technology Holdings Ltd.	1,302,000	61
*,2 Hua Hong Semiconductor Ltd.		78,000	60
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	162,000	60
*	China Chengtong Development Group Ltd.	816,000	59
	China Dongxiang Group Co. Ltd.	295,000	59
	China Water Affairs Group Ltd.	138,000	59
	Fiyta Holdings Ltd. Class B	57,840	58
*,2 Tianhe Chemicals Group Ltd.		383,088	58
^	Dalian Port PDA Co. Ltd.	142,000	58
	Beijing Capital Land Ltd.	152,000	57
	China Modern Dairy Holdings Ltd.	310,000	57
	China Overseas Grand Oceans Group Ltd.	165,000	56
*	China Tian Lun Gas Holdings Ltd.	72,000	56
	Greatview Aseptic Packaging Co. Ltd.	132,000	55
	China South City Holdings Ltd.	292,000	55

*,2 Red Star Macalline Group Corp. Ltd.		60,196	55
*	BYD Electronic International Co. Ltd.	129,500	55
*	Kama Co. Ltd. Class B	46,500	52
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	27,700	51
*	Chaowei Power Holdings Ltd.	86,000	51
*	China Foods Ltd.	156,000	50
	Angang Steel Co. Ltd.	114,000	50
	Sichuan Expressway Co. Ltd.	166,000	49
^	Baoxin Auto Group Ltd.	85,000	49
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	26,900	48
^	Universal Health International Group Holding Ltd.	383,000	48
*	AVIC International Holding HK Ltd.	604,000	48
	China Machinery Engineering Corp.	69,000	48
	Luthai Textile Co. Ltd. Class B	35,800	48
	361 Degrees International Ltd.	146,000	48
	China Power New Energy Development Co. Ltd.	620,000	48
	China Resources Cement Holdings Ltd.	196,000	47
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	61,900	47
	Dongjiang Environmental Co. Ltd.	37,500	47
*	Carnival Group International Holdings Ltd.	309,992	46
	Tianjin Capital Environmental Protection Group Co. Ltd.	72,000	46
*	Sinolink Worldwide Holdings Ltd.	386,000	46
*	Shang Gong Group Co. Ltd. Class B	42,600	45
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	14,700	45
	Sinotruk Hong Kong Ltd.	130,500	44
	Shanghai Industrial Urban Development Group Ltd.	246,000	43
	Tianjin Development Holdings Ltd.	90,000	43
^	SSY Group Ltd.	164,336	43
*	Shanghai Potevio Co. Ltd. Class B	25,700	43
*,2 China Railway Signal & Communication Corp. Ltd.		84,500	43
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	160,380	42
	China Lilang Ltd.	73,000	42
	Zhongsheng Group Holdings Ltd.	82,000	42
	Huangshan Tourism Development Co. Ltd. Class B	22,900	41
*	MIE Holdings Corp.	384,000	41
	Fantasia Holdings Group Co. Ltd.	375,000	41
	Shanghai Highly Group Co. Ltd. Class B	47,700	40
	Phoenix Satellite Television Holdings Ltd.	200,000	40
^	Fufeng Group Ltd.	125,000	40
	Anhui Gujing Distillery Co. Ltd. Class B	13,200	39
	China Fangda Group Co. Ltd. Class B	49,800	38
	China Shineway Pharmaceutical Group Ltd.	33,000	38
*	China Datang Corp. Renewable Power Co. Ltd.	330,000	38
*	Glorious Property Holdings Ltd.	355,000	37
	Shanghai Diesel Engine Co. Ltd. Class B	46,100	37
*,^ Maanshan Iron & Steel Co. Ltd.		200,000	37
^	Dongfang Electric Corp. Ltd.	44,800	36
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	40,300	36
	Lonking Holdings Ltd.	279,000	36
	Xiamen International Port Co. Ltd.	204,000	36
	CIMC Enric Holdings Ltd.	70,000	35
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	55,200	35
	Harbin Electric Co. Ltd.	96,000	35
	Wisdom Sports Group	64,000	35
*	PW Medtech Group Ltd.	159,000	34
	Hubei Sanonda Co. Ltd. Class B	38,600	34
	Beijing North Star Co. Ltd.	118,000	33

	Shanghai Haixin Group Co. Class B	48,700	33
*	China Oil & Gas Group Ltd.	572,000	33
*	China Overseas Property Holdings Ltd.	267,493	32
	Eastern Communications Co. Ltd. Class B	45,100	32
*	Hi Sun Technology China Ltd.	213,000	31
*	Mingfa Group International Co. Ltd.	128,000	31
^	TCL Multimedia Technology Holdings Ltd.	58,000	31
	Livzon Pharmaceutical Group Inc.	6,890	31
*	Lianhua Supermarket Holdings Co. Ltd.	94,000	31
	Jinzhou Port Co. Ltd. Class B	56,400	31
	Hengdeli Holdings Ltd.	284,000	30
*	China Huiyuan Juice Group Ltd.	77,500	28
	CPMC Holdings Ltd.	55,000	28
	China National Accord Medicines Corp. Ltd. Class B	5,400	28
	Foshan Electrical and Lighting Co. Ltd. Class B	33,900	27
*,^ China Yurun Food Group Ltd.		195,000	27
^	Sinotrans Shipping Ltd.	169,500	27
*	Shougang Concord International Enterprises Co. Ltd.	994,000	26
	Welling Holding Ltd.	156,000	26
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	64,000	25
	Texhong Textile Group Ltd.	38,500	25
	Shanghai Bailian Group Co. Ltd. Class B	15,500	25
*	China Rare Earth Holdings Ltd.	421,113	25
	Ajisen China Holdings Ltd.	61,000	25
	Huaxin Cement Co. Ltd. Class B	36,200	24
	Comba Telecom Systems Holdings Ltd.	157,058	24
	China Suntien Green Energy Corp. Ltd.	209,000	24
	Sinofert Holdings Ltd.	174,000	23
	China Merchants Land Ltd.	168,000	23
*	Chengde Nanjiang Co. Ltd. Class B	62,900	23
	Concord New Energy Group Ltd.	520,000	23
^	China Singyes Solar Technologies Holdings Ltd.	47,000	22
	China Fiber Optic Network System Group Ltd.	348,000	22
*	CITIC Resources Holdings Ltd.	278,000	21
	Changshouhua Food Co. Ltd.	47,000	21
	Yashili International Holdings Ltd.	94,000	21
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	12,900	21
	Shenguan Holdings Group Ltd.	176,000	19
*	Sany Heavy Equipment International Holdings Co. Ltd.	95,000	19
	First Tractor Co. Ltd.	36,000	19
	Xingda International Holdings Ltd.	103,000	19
	V1 Group Ltd.	370,000	19
	Hydoo International Holding Ltd.	172,000	19
*	SRE Group Ltd.	490,000	19
	Bosideng International Holdings Ltd.	242,000	19
	Jiangling Motors Corp. Ltd. Class B	6,100	19
	Tiangong International Co. Ltd.	258,000	17
*	China Public Procurement Ltd.	904,000	17
*	EverChina International Holdings Co. Ltd.	475,000	17
*	NVC Lighting Holding Ltd.	156,000	17
*,^ China Precious Metal Resources Holdings Co. Ltd.		480,000	16
	Landing International Development Ltd.	1,115,000	16
*	Anxin-China Holdings Ltd.	312,000	15
*	North Mining Shares Co. Ltd.	1,310,000	15
	China National Materials Co. Ltd.	88,000	15
*	Wanda Hotel Development Co. Ltd.	143,000	15
*	China Dynamics Holdings Ltd.	420,000	14

	Dongyue Group Ltd.	71,000	14
	Real Nutriceutical Group Ltd.	143,000	13
*,2 Kangda International Environmental Co. Ltd.		59,998	11
*,^ Daphne International Holdings Ltd.		78,000	11
	China Resources and Transportation Group Ltd.	375,000	4
	Beijing Enterprises Clean Energy Group Ltd.	19,989	1
*	Coolpad Group Ltd. Rights Exp. 03/02/2016	71,400	1
*	China Hongqiao Group Ltd. Rights Exp. 02/05/2016	23,240	—
*	China Oceanwide Holdings Ltd. Rights Exp. 03/03/2016	350,000	—
			164,683
Colombia (0.1%)
	Bancolombia SA ADR	30,476	899
	Grupo de Inversiones Suramericana SA	40,212	439
	Interconexion Electrica SA ESP	153,425	344
	Ecopetrol SA ADR	47,120	303
	Grupo Argos SA	53,737	273
	Isagen SA ESP	186,580	223
	Banco Davivienda SA Preference Shares	26,997	191
	Cementos Argos SA	49,950	149
	Almacenes Exito SA	35,678	148
	Corp Financiera Colombiana SA	12,604	143
	Grupo Aval Acciones y Valores Preference Shares	432,438	139
	Grupo de Inversiones Suramericana SA Preference Shares	12,729	134
	Cementos Argos SA Preference Shares	48,144	134
	Ecopetrol SA	423,943	133
	Bancolombia SA Preference Shares	14,574	107
*	Cemex Latam Holdings SA	21,710	64
	Celsia SA ESP	59,713	56
	Avianca Holdings SA Preference Shares	47,127	22
	Grupo Aval Acciones y Valores SA ADR	2,333	15
			3,916
Czech Republic (0.0%)
	Komercni banka as	5,963	1,254
	CEZ AS	26,207	436
			1,690
Denmark (0.7%)
	Novo Nordisk A/S Class B	380,142	21,238
	Danske Bank A/S	149,799	4,031
	Carlsberg A/S Class B	38,203	3,221
	Pandora A/S	22,449	3,003
	Vestas Wind Systems A/S	45,152	2,955
	Coloplast A/S Class B	32,292	2,651
	Novozymes A/S	44,765	1,868
	AP Moeller - Maersk A/S Class A	1,377	1,741
	DSV A/S	35,615	1,386
*	Genmab A/S	9,818	1,233
	ISS A/S	32,211	1,139
	AP Moeller - Maersk A/S Class B	863	1,110
	Chr Hansen Holding A/S	17,247	1,056
*	Royal Unibrew A/S	25,099	1,052
	TDC A/S	149,936	644
*	Jyske Bank A/S	13,369	587
*	Topdanmark A/S	20,439	519
	GN Store Nord A/S	24,126	452
*	Bavarian Nordic A/S	9,861	414
*	H Lundbeck A/S	11,016	358

	SimCorp A/S	6,823	335
	Sydbank A/S	11,263	329
	Tryg A/S	15,400	295
*	William Demant Holding A/S	3,031	267
^	FLSmidth & Co. A/S	7,328	257
*	Dfds A/S	7,170	254
	Matas A/S	11,786	223
	Rockwool International A/S Class B	1,356	205
	NKT Holding A/S	3,370	187
	Spar Nord Bank A/S	21,626	178
	Solar A/S Class B	2,959	167
	ALK-Abello A/S	1,004	139
^	Ambu A/S Class B	3,819	119
	Schouw & Co.	1,690	100
*,^ Bang & Olufsen A/S		4,004	42
*	OW Bunker A/S	3,210	—
			53,755
Egypt (0.0%)
	Commercial International Bank Egypt SAE	188,628	759
	ElSewedy Electric Co.	46,052	199
	Talaat Moustafa Group	193,125	130
*	Orascom Telecom Media And Technology Holding SAE GDR	191,266	118
	Juhayna Food Industries	126,362	117
	Sidi Kerir Petrochemicals Co.	79,618	106
*	Medinet Nasr Housing	27,600	88
*	Global Telecom Holding SAE GDR	70,996	81
*	Orascom Construction Ltd.	10,791	71
*	Egyptian Financial Group-Hermes Holding Co.	65,963	61
	Egypt Kuwait Holding Co. SAE	112,592	56
*	Citadel Capital SAE	263,431	45
*	Maridive & Oil Services SAE	165,936	44
	Telecom Egypt Co.	55,015	43
*	Pioneers Holding for Financial Investments SAE	40,996	38
*	South Valley Cement	74,684	38
*	Ezz Steel	24,554	23
*	Six of October Development & Investment	24,349	23
	Oriental Weavers	24,535	21
*	Palm Hills Developments SAE	67,986	19
	Heliopolis Housing	3,075	17
*	Abu Dhabi Islamic Bank	24,453	13
	Egyptian Financial & Industrial Co.	321	—
			2,110
Finland (0.4%)
	Nokia Oyj	778,777	5,610
	Sampo Oyj Class A	81,528	3,948
	Kone Oyj Class B	71,802	3,156
	UPM-Kymmene Oyj	132,882	2,166
	Fortum Oyj	95,854	1,507
	Nokian Renkaat Oyj	43,015	1,462
	Metso Oyj	58,591	1,209
	Wartsila OYJ Abp	24,970	1,122
	Elisa Oyj	27,112	982
	Cargotec Oyj Class B	25,973	828
	Stora Enso Oyj	97,520	795
	Neste Oyj	22,710	711
	Huhtamaki Oyj	18,311	647

	Amer Sports Oyj	22,499	616
	Orion Oyj Class B	16,052	530
	Kesko Oyj Class B	12,726	511
^	Outotec Oyj	105,632	415
	Valmet Oyj	28,128	280
	Tieto Oyj	10,196	274
	Metsa Board Oyj	33,515	224
	Konecranes Oyj	8,513	189
	Sponda Oyj	44,471	182
	Caverion Corp.	15,327	146
	Citycon Oyj	59,664	142
	Kemira Oyj	10,948	124
	Uponor Oyj	7,218	111
^	YIT Oyj	17,206	92
*,^ Outokumpu Oyj		31,105	76
	Ramirent Oyj	11,293	75
	Raisio Oyj	14,364	64
*	Oriola-KD Oyj	13,385	61
	Cramo Oyj	2,348	45
	Sanoma Oyj	7,321	34
*	Stockmann OYJ Abp Class B	3,597	28
			28,362
France (3.0%)
	Sanofi	241,406	20,076
	TOTAL SA	427,251	18,979
	AXA SA	433,497	10,713
	BNP Paribas SA	208,508	9,877
	LVMH Moet Hennessy Louis Vuitton SE	58,313	9,380
	Danone SA	113,977	7,850
	L'Oreal SA	41,741	7,135
	Airbus Group SE	112,332	7,065
	Orange SA	375,376	6,665
	Vinci SA	91,169	6,177
	Societe Generale SA	150,133	5,727
	Schneider Electric SE	106,891	5,703
	Air Liquide SA	54,288	5,614
^	Vivendi SA	248,286	5,398
	Engie SA	292,775	4,671
	Pernod Ricard SA	39,897	4,669
	Essilor International SA	36,713	4,555
	Cie de Saint-Gobain	93,539	3,855
	Carrefour SA	130,611	3,717
	Safran SA	53,848	3,488
	Cie Generale des Etablissements Michelin	34,278	3,127
	Renault SA	34,632	2,939
*	Alcatel-Lucent SA	734,692	2,913
	Legrand SA	49,935	2,750
	Kering	16,270	2,742
	Cap Gemini SA	28,942	2,645
	Societe BIC SA	16,107	2,623
	Hermes International	7,621	2,593
	Publicis Groupe SA	36,233	2,173
*	Alstom SA	77,743	2,086
	L'Oreal SA Loyalty Line	12,108	2,070
	Veolia Environnement SA	85,236	2,055
	Dassault Systemes	26,521	2,050
	Bouygues SA	49,868	1,952

	SCOR SE	55,143	1,922
	Valeo SA	14,760	1,918
	Credit Agricole SA	183,315	1,829
	Klepierre	38,601	1,673
*,^ Sodexo SA		16,835	1,649
	SES SA	62,963	1,646
	Sartorius Stedim Biotech	4,118	1,502
	Accor SA	38,797	1,473
	Air Liquide SA (Prime de fidelite)	13,881	1,435
	Christian Dior SE	8,139	1,377
	Thales SA	17,189	1,308
	Arkema SA	20,856	1,303
	Ingenico Group SA	10,619	1,254
	Atos SE	15,584	1,232
^	Casino Guichard Perrachon SA	24,157	1,095
	Technip SA	23,424	1,091
*	Peugeot SA	72,589	1,079
	Suez Environnement Co.	56,830	1,054
	Iliad SA	4,163	1,044
	Eutelsat Communications SA	29,777	962
	Groupe Eurotunnel SE	81,545	937
	Teleperformance	10,820	901
	Gecina SA	6,955	894
	Mercialys SA	42,959	877
	Bureau Veritas SA	45,248	862
	Natixis SA	168,936	827
	STMicroelectronics NV	123,790	809
	Eiffage SA	11,701	804
	Bollore SA	194,283	784
^	Zodiac Aerospace	37,188	776
	Edenred	39,542	744
	Saft Groupe SA	28,316	740
	Rexel SA	60,581	717
	Wendel SA	6,990	700
	Numericable-SFR SAS	17,549	697
2	Euronext NV	12,877	624
	Orpea	7,247	574
	Aeroports de Paris	4,853	550
	Electricite de France SA	40,512	530
*	UBISOFT Entertainment	18,487	508
	Rubis SCA	6,685	500
2	Elior	24,829	499
	Eurofins Scientific SE	1,478	485
	JCDecaux SA	12,070	475
	Technicolor SA	66,721	474
	SEB SA	4,683	457
	Lagardere SCA	16,049	456
	Eurazeo SA	7,011	428
	Faurecia	11,743	427
	Fonciere Des Regions	4,994	424
	Plastic Omnium SA	11,348	371
	Ipsen SA	6,176	356
	ICADE	4,844	344
	CNP Assurances	23,564	315
	Korian SA	8,909	302
	Nexity SA	6,304	285
	Imerys SA	4,319	267

	Remy Cointreau SA	3,597	258
	Credit Agricole SA Loyalty Line	25,664	256
*,^ CGG SA		291,812	245
	BioMerieux	1,906	240
	Altran Technologies SA	18,294	231
	Sopra Steria Group	2,118	230
	Alten SA	3,980	224
*	SPIE SA	12,163	215
	Havas SA	25,376	202
*	Nexans SA	5,175	198
	Metropole Television SA	12,110	193
	Virbac SA	1,008	185
*	DBV Technologies SA	3,552	181
*,^ Air France-KLM		22,432	180
	Societe Television Francaise 1	15,937	179
	Elis SA	10,067	176
	IPSOS	7,959	163
*,2 Europcar Groupe SA		13,941	159
	Euler Hermes Group	1,829	156
	Faiveley Transport SA	1,533	153
^	Vallourec SA	33,870	149
	Neopost SA	5,799	139
	Coface SA	16,874	138
	Trigano SA	1,902	120
*	Euro Disney SCA	75,318	107
	Gaztransport Et Technigaz SA	2,718	102
*	Constellium NV Class A	16,000	100
	Guerbet	1,179	97
*	Etablissements Maurel et Prom	31,465	94
*,^ Genfit		2,946	94
	Electricite de France SA Loyalty Line	6,661	87
	Beneteau SA	6,653	81
*	Groupe Fnac SA	1,373	79
*	GameLoft SE	13,315	73
	LISI	2,726	67
	Vicat SA	1,220	66
	SEB SA Loyalty Line	643	63
	Vilmorin & Cie SA	815	58
*	Derichebourg SA	18,005	57
*	Parrot SA	2,373	53
	Tarkett SA	1,857	49
	Boiron SA	633	48
	Haulotte Group SA	2,872	43
	Assystem	1,557	38
^	Bourbon SA	2,900	38
^	Rallye SA	2,306	35
	Bonduelle SCA	1,139	30
	Albioma SA	1,776	25
	FFP	382	25
*,^ Eramet		929	20
	Jacquet Metal Service	1,267	17
^	Solocal Group	2,411	16
	Mersen	914	13
*,^ SOITEC		7,813	5
			241,848
Germany (2.9%)
	Bayer AG	171,028	19,249

	Siemens AG	183,593	17,597
	Allianz SE	92,540	14,976
	SAP SE	179,241	14,283
	Daimler AG	195,914	13,717
	BASF SE	189,265	12,615
*	Deutsche Telekom AG	653,942	11,387
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	38,048	7,331
	Bayerische Motoren Werke AG	66,005	5,497
	Deutsche Bank AG	295,021	5,287
	Fresenius SE & Co. KGaA	79,433	5,271
	Linde AG	38,016	5,173
	Volkswagen AG Preference Shares	40,758	4,746
	Deutsche Boerse AG	55,519	4,738
	Deutsche Post AG	194,057	4,703
	Continental AG	21,190	4,447
	adidas AG	40,098	4,129
	E.ON SE	379,250	3,886
	Fresenius Medical Care AG & Co. KGaA	42,527	3,777
	HeidelbergCement AG	45,847	3,377
	Henkel AG & Co. KGaA Preference Shares	30,138	3,202
	Infineon Technologies AG	227,538	3,045
	Vonovia SE	92,084	2,807
	Henkel AG & Co. KGaA	26,590	2,452
	Merck KGaA	25,655	2,234
	ProSiebenSat.1 Media SE	41,987	2,098
*	Commerzbank AG	247,916	2,015
	ThyssenKrupp AG	121,581	1,879
	Porsche Automobil Holding SE Preference Shares	40,903	1,855
	Deutsche Wohnen AG	65,089	1,716
	Symrise AG	22,760	1,476
	Brenntag AG	29,618	1,453
	Beiersdorf AG	15,678	1,447
	RWE AG	101,304	1,419
	GEA Group AG	33,280	1,396
	TUI AG	68,083	1,156
^	Wirecard AG	22,700	1,148
	United Internet AG	21,953	1,136
	FUCHS PETROLUB SE	32,022	1,133
	Hannover Rueck SE	10,555	1,111
	Puma SE	5,294	1,070
	METRO AG	37,400	1,060
	LEG Immobilien AG	12,063	979
	K&S AG	43,747	925
	HUGO BOSS AG	11,489	915
	OSRAM Licht AG	19,217	858
	MTU Aero Engines AG	8,809	809
	Kabel Deutschland Holding AG	6,136	786
*	QIAGEN NV	33,845	773
*,2 Zalando SE		21,460	739
	LANXESS AG	17,781	734
	Evonik Industries AG	22,922	708
	Bayerische Motoren Werke AG Preference Shares	9,858	679
	Volkswagen AG	4,931	647
	KION Group AG	12,591	622
*	Deutsche Lufthansa AG	42,209	619
	Freenet AG	19,678	612
	Norma Group SE	12,074	605

	Telefonica Deutschland Holding AG	120,305	597
	MAN SE	5,697	576
	Rheinmetall AG	8,031	574
	RTL Group SA	6,165	499
	STADA Arzneimittel AG	13,118	454
	Sartorius AG Preference Shares	1,683	433
*	Dialog Semiconductor plc	13,707	419
	Fraport AG Frankfurt Airport Services Worldwide	6,847	415
	Gerresheimer AG	5,816	413
*	Nordex SE	12,551	407
	TUI AG-DI	23,341	395
^	KUKA AG	4,908	377
	DMG Mori AG	9,244	370
	Drillisch AG	8,836	364
	Deutsche EuroShop AG	8,453	362
	Fuchs Petrolub SE Preference Shares	8,756	359
	Rational AG	758	340
	HOCHTIEF AG	3,588	330
	Axel Springer SE	6,284	327
*	Wincor Nixdorf AG	6,013	305
*	GRENKELEASING AG	1,580	304
	Software AG	8,520	288
^	Stroeer SE	4,843	285
	Aurubis AG	6,974	284
	alstria office REIT-AG	19,835	248
	Aareal Bank AG	8,799	241
	Bilfinger SE	5,310	234
	RHOEN-KLINIKUM AG	8,038	233
	CTS Eventim AG & Co. KGaA	6,198	228
	Fielmann AG	2,992	226
*,2 Deutsche Pfandbriefbank AG		20,422	211
*	PATRIZIA Immobilien AG	8,241	211
	Jungheinrich AG Preference Shares	2,597	207
	Suedzucker AG	13,234	200
*	MorphoSys AG	4,109	196
	Takkt AG	10,483	195
^	TAG Immobilien AG	16,429	193
	Hella KGaA Hueck & Co.	4,568	191
	Leoni AG	5,436	190
	Krones AG	1,665	180
	Nemetschek AG	3,904	179
	Sixt SE	3,725	173
	Indus Holding AG	3,687	168
	ElringKlinger AG	6,460	163
	CompuGroup Medical AG	3,741	150
	Wacker Chemie AG	1,999	146
	Pfeiffer Vacuum Technology AG	1,577	145
	BRAAS Monier Building Group SA	5,799	142
	Talanx AG	4,447	129
	Bertrandt AG	1,140	126
^	Kloeckner & Co. SE	14,417	125
	Jenoptik AG	9,224	124
	Salzgitter AG	5,667	121
	Duerr AG	1,716	116
	Draegerwerk AG & Co. KGaA Preference Shares	1,599	107
	Bechtle AG	1,108	98
*,^ SMA Solar Technology AG		1,946	96

*,^ SGL Carbon SE		8,789	90
	RWE AG Preference Shares	8,374	90
	Deutsche Beteiligungs AG	2,883	86
^	BayWa AG	2,533	74
*	Vossloh AG	1,197	69
	Carl Zeiss Meditec AG	2,316	68
	Sixt SE Preference Shares	1,806	67
*,^ Heidelberger Druckmaschinen AG		32,853	65
	KWS Saat SE	221	62
*	Hornbach Baumarkt AG	2,055	57
^	Gerry Weber International AG	4,199	56
	DIC Asset AG	5,437	53
	Biotest AG Preference Shares	3,969	53
*,^ AIXTRON SE		12,390	45
	Deutz AG	11,888	39
	Wacker Neuson SE	2,449	35
	KSB AG Preference Shares	80	30
	Hamburger Hafen und Logistik AG	2,013	28
			232,740
Greece (0.0%)
	Alpha Bank AE	268,035	544
	Titan Cement Co. SA	15,319	295
	Eurobank Ergasias SA	350,334	291
	National Bank of Greece SA	1,014,926	281
	Piraeus Bank SA	1,279,384	257
	OPAP SA	33,820	251
	Hellenic Telecommunications Organization SA	24,496	213
	Hellenic Telecommunications Organization SA ADR	45,296	194
*	JUMBO SA	16,422	174
	Motor Oil Hellas Corinth Refineries SA	14,637	158
	FF Group	9,992	157
	Hellenic Exchanges SA	17,966	88
	Athens Water Supply & Sewage Co. SA	16,211	82
	Mytilineos Holdings SA	20,599	72
	Public Power Corp. SA	13,196	50
	Grivalia Properties REIC AE	3,952	30
*	Hellenic Petroleum SA	7,187	30
*	Ellaktor SA	8,992	12
			3,179
Hong Kong (1.2%)
	AIA Group Ltd.	2,527,782	14,053
	CK Hutchison Holdings Ltd.	561,927	7,021
	Hong Kong Exchanges and Clearing Ltd.	253,922	5,627
	Sun Hung Kai Properties Ltd.	387,883	4,208
	Hang Seng Bank Ltd.	224,103	3,726
	Cheung Kong Property Holdings Ltd.	564,427	3,059
	CLP Holdings Ltd.	353,790	2,972
	Jardine Matheson Holdings Ltd.	51,636	2,713
	Swire Pacific Ltd. Class A	275,012	2,653
	Link REIT	443,760	2,546
	Power Assets Holdings Ltd.	266,000	2,431
	Hong Kong & China Gas Co. Ltd.	1,357,435	2,389
	Jardine Strategic Holdings Ltd.	82,427	2,258
	Sands China Ltd.	562,000	1,963
	BOC Hong Kong Holdings Ltd.	645,000	1,717
	Hongkong Land Holdings Ltd.	223,000	1,405

	Galaxy Entertainment Group Ltd.	425,000	1,335
	Wharf Holdings Ltd.	261,600	1,224
	Prosperity REIT	3,318,000	1,164
	Bank of East Asia Ltd.	387,672	1,140
	MTR Corp. Ltd.	251,000	1,136
	Cheung Kong Infrastructure Holdings Ltd.	118,000	1,110
	Henderson Land Development Co. Ltd.	193,463	1,054
	Techtronic Industries Co. Ltd.	252,500	958
	AAC Technologies Holdings Inc.	139,500	894
	Want Want China Holdings Ltd.	1,342,706	882
	Sino Land Co. Ltd.	616,280	792
	Li & Fung Ltd.	1,234,000	710
	China Mengniu Dairy Co. Ltd.	508,000	709
	New World Development Co. Ltd.	825,224	676
	Tingyi Cayman Islands Holding Corp.	582,000	665
	Hang Lung Properties Ltd.	354,000	653
	Samsonite International SA	245,696	637
*,2 WH Group Ltd.		1,079,201	618
	Yue Yuen Industrial Holdings Ltd.	168,500	582
	New World China Land Ltd.	596,000	579
	Wheelock & Co. Ltd.	131,000	502
	Swire Properties Ltd.	188,446	490
*	Semiconductor Manufacturing International Corp.	5,646,000	490
	Hysan Development Co. Ltd.	106,000	411
	PCCW Ltd.	659,000	395
	Esprit Holdings Ltd.	342,246	354
	NWS Holdings Ltd.	230,500	344
	Hopewell Holdings Ltd.	92,500	281
	ASM Pacific Technology Ltd.	38,200	278
	First Pacific Co. Ltd.	361,200	249
	HKBN Ltd.	193,689	248
	VTech Holdings Ltd.	24,500	246
^	Prada SPA	81,100	242
	Cathay Pacific Airways Ltd.	135,000	213
	SJM Holdings Ltd.	314,000	207
	Kerry Properties Ltd.	85,500	198
^	Sun Art Retail Group Ltd.	345,579	195
	Wynn Macau Ltd.	176,800	191
	Haitong International Securities Group Ltd.	366,038	183
*	Tongda Group Holdings Ltd.	1,110,000	178
	Champion REIT	375,000	176
	Johnson Electric Holdings Ltd.	57,750	171
^	Brightoil Petroleum Holdings Ltd.	566,000	167
	Fortune REIT	157,923	161
	Television Broadcasts Ltd.	45,800	160
	Shun Tak Holdings Ltd.	472,000	159
	Dah Sing Financial Holdings Ltd.	32,544	153
	FIH Mobile Ltd.	427,000	153
	Xinyi Glass Holdings Ltd.	300,000	153
*	Global Brands Group Holding Ltd.	990,000	152
	Varitronix International Ltd.	214,000	152
*	China Harmony New Energy Auto Holding Ltd.	231,000	147
	Shangri-La Asia Ltd.	157,519	147
*	Goldin Financial Holdings Ltd.	134,743	145
	Xinyi Solar Holdings Ltd.	448,000	144
	Melco International Development Ltd.	118,000	144
	Uni-President China Holdings Ltd.	220,800	143

	Stella International Holdings Ltd.	59,000	142
	Giordano International Ltd.	354,000	142
	Man Wah Holdings Ltd.	121,600	132
^	Value Partners Group Ltd.	143,000	130
	MGM China Holdings Ltd.	108,000	130
	Cafe de Coral Holdings Ltd.	46,000	126
	L'Occitane International SA	70,000	122
	China Travel International Investment Hong Kong Ltd.	354,000	121
^	Chow Tai Fook Jewellery Group Ltd.	201,600	117
*,^ Superb Summit International Group Ltd.		620,000	116
*	Canvest Environmental Protection Group Co. Ltd.	291,000	116
	Town Health International Medical Group Ltd.	618,000	115
	Orient Overseas International Ltd.	30,500	114
	Nexteer Automotive Group Ltd.	107,000	111
	Minth Group Ltd.	60,000	110
*,^ SPT Energy Group Inc.		1,386,000	109
	Luk Fook Holdings International Ltd.	59,000	109
	Shui On Land Ltd.	447,000	109
	Guotai Junan International Holdings Ltd.	399,000	106
	Yuexiu REIT	207,000	105
	NagaCorp Ltd.	172,000	105
*,^ KuangChi Science Ltd.		289,000	105
	CITIC Telecom International Holdings Ltd.	302,500	105
*	Freeman Financial Corp. Ltd.	1,860,000	103
	Huabao International Holdings Ltd.	275,000	103
	Sunlight REIT	215,000	102
*,2 China Jicheng Holdings Ltd.		539,205	102
	Lifestyle International Holdings Ltd.	81,500	101
	G-Resources Group Ltd.	4,329,600	100
	SmarTone Telecommunications Holdings Ltd.	63,000	98
*	China Ocean Shipbuilding Industry Group Ltd.	4,325,000	95
*	Sino Oil And Gas Holdings Ltd.	3,795,000	94
*,^ Anton Oilfield Services Group		1,066,000	92
	Hutchison Telecommunications Hong Kong Holdings Ltd.	290,000	91
*	Mason Financial Holdings Ltd.	2,540,000	91
^	REXLot Holdings Ltd.	1,600,000	90
	Beijing Enterprises Medical & Health Group Ltd.	1,242,000	87
*	China Financial International Investments Ltd.	790,000	84
*	Mei Ah Entertainment Group Ltd.	960,000	81
	Kerry Logistics Network Ltd.	58,000	80
*,^ HC International Inc.		170,000	79
^	United Co. RUSAL plc	270,000	78
	Pacific Textiles Holdings Ltd.	52,000	76
	Dah Sing Banking Group Ltd.	47,937	75
*	China Smarter Energy Group Holdings Ltd.	636,000	73
*	China Oceanwide Holdings Ltd.	700,000	72
	Far East Consortium International Ltd.	225,000	72
	Hopewell Highway Infrastructure Ltd.	156,300	72
*,^ FDG Electric Vehicles Ltd.		1,620,000	69
*	TOM Group Ltd.	325,971	69
	Great Eagle Holdings Ltd.	24,000	67
*	Kong Sun Holdings Ltd.	925,000	67
*,^ China LNG Group Ltd.		2,400,000	65
	SITC International Holdings Co. Ltd.	136,000	63
^	China Beidahuang Industry Group Holdings Ltd. Class A	952,000	61
*	Gemdale Properties & Investment Corp. Ltd.	1,144,000	61
	TCL Communication Technology Holdings Ltd.	74,000	55

	China Silver Group Ltd.	264,000	55
	NewOcean Energy Holdings Ltd.	162,000	55
*	United Photovoltaics Group Ltd.	734,000	54
^	Shougang Fushan Resources Group Ltd.	498,000	54
	Yingde Gases Group Co. Ltd.	137,500	52
	Singamas Container Holdings Ltd.	548,000	50
	Texwinca Holdings Ltd.	52,000	50
	Ju Teng International Holdings Ltd.	126,000	50
	New Sports Group Ltd.	2,440,000	48
	K Wah International Holdings Ltd.	132,000	47
*	Goodbaby International Holdings Ltd.	104,464	45
	China Aerospace International Holdings Ltd.	382,000	43
	Pacific Basin Shipping Ltd.	235,000	43
	Dynam Japan Holdings Co. Ltd.	37,400	43
	Imperial Pacific International Holdings Ltd.	2,073,808	42
*	CST Mining Group Ltd.	4,128,000	41
*,^ Good Resources Holdings Ltd.		479,978	41
	Lee's Pharmaceutical Holdings Ltd.	43,500	40
	EVA Precision Industrial Holdings Ltd.	272,000	39
*,2 CGN New Energy Holdings Co. Ltd.		250,000	37
*,^ Winshine Entertainment & Media Holding Co. Ltd.		675,904	37
*	Sincere Watch Hong Kong Ltd.	560,000	37
*	MMG Ltd.	196,000	36
	APT Satellite Holdings Ltd.	49,500	36
^	Truly International Holdings Ltd.	154,000	35
*	Summit Ascent Holdings Ltd.	145,948	35
	GCL New Energy Holdings Ltd.	696,000	34
	Towngas China Co. Ltd.	71,000	34
	Sun Hung Kai & Co. Ltd.	58,000	34
*	United Laboratories International Holdings Ltd.	86,000	33
^	China LotSynergy Holdings Ltd.	940,000	32
*	Midland Holdings Ltd.	96,000	32
*,^ China Huarong Energy Co. Ltd.		1,161,500	32
	SA Sa International Holdings Ltd.	115,995	32
*	Louis XIII Holdings Ltd.	107,500	30
	Shenwan Hongyuan HK Ltd.	75,000	30
	Chow Sang Sang Holdings International Ltd.	19,000	28
*,^ Honghua Group Ltd.		605,000	28
	Lai Sun Development Co. Ltd.	2,169,000	27
*	Hong Kong Television Network Ltd.	164,000	25
	TPV Technology Ltd.	224,000	25
*	Macau Legend Development Ltd.	186,000	24
	Springland International Holdings Ltd.	122,657	24
*,^ Silver Base Group Holdings Ltd.		196,000	23
	Liu Chong Hing Investment Ltd.	19,982	22
	TCC International Holdings Ltd.	147,000	21
*	Sunshine Oilsands Ltd.	317,500	20
*	Xinchen China Power Holdings Ltd.	128,000	19
*	Suncorp Technologies Ltd.	1,910,000	19
*	L'sea Resources International Holdings Ltd.	570,000	19
	Trinity Ltd.	156,000	19
	Parkson Retail Group Ltd.	117,500	14
*,^ Haier Healthwise Holdings Ltd.		301,115	12
	Emperor Watch & Jewellery Ltd.	360,000	7
*,^ Hang Fat Ginseng Holdings Co. Ltd.		1,310,000	6
*	China Household Holdings Ltd.	445,000	5
			94,101

Hungary (0.0%)
OTP Bank plc	75,989	1,616
Richter Gedeon Nyrt	21,925	428
MOL Hungarian Oil & Gas plc	6,799	331
* Magyar Telekom Telecommunications plc	62,225	86
		2,461
India (1.1%)
HDFC Bank Ltd. ADR	108,242	6,530
Housing Development Finance Corp. Ltd.	314,494	5,505
Infosys Ltd. ADR	287,498	5,149
2 Reliance Industries Ltd. GDR	115,015	3,496
Tata Consultancy Services Ltd.	91,796	3,247
Sun Pharmaceutical Industries Ltd.	222,731	2,883
Infosys Ltd.	138,148	2,375
ITC Ltd.	373,381	1,771
Hindustan Unilever Ltd.	136,625	1,651
Reliance Industries Ltd.	98,766	1,515
HCL Technologies Ltd.	106,626	1,368
Oil & Natural Gas Corp. Ltd.	396,563	1,332
* Tata Motors Ltd.	245,274	1,230
Coal India Ltd.	254,616	1,205
Kotak Mahindra Bank Ltd.	115,324	1,167
Lupin Ltd.	44,983	1,139
Mahindra & Mahindra Ltd.	61,630	1,126
Bharti Airtel Ltd.	256,670	1,101
ICICI Bank Ltd.	317,485	1,081
Axis Bank Ltd.	167,819	1,018
NTPC Ltd. (Common)	410,457	866
ICICI Bank Ltd. ADR	127,323	847
IndusInd Bank Ltd.	61,090	841
Larsen & Toubro Ltd.	49,626	812
Dr Reddy's Laboratories Ltd.	16,445	751
Indiabulls Housing Finance Ltd.	66,438	697
Aurobindo Pharma Ltd.	55,318	684
Zee Entertainment Enterprises Ltd.	107,186	667
Tech Mahindra Ltd.	89,383	664
Indian Oil Corp. Ltd.	110,314	656
Hero MotoCorp Ltd.	17,276	656
Cipla Ltd.	75,216	652
GAIL India Ltd.	117,612	642
Asian Paints Ltd.	49,047	631
State Bank of India GDR	22,893	617
Bharti Infratel Ltd.	112,305	601
Wipro Ltd.	71,277	593
Eicher Motors Ltd.	2,340	574
Maruti Suzuki India Ltd.	9,018	547
Adani Ports & Special Economic Zone Ltd.	168,835	532
Power Grid Corp. of India Ltd.	231,783	507
Idea Cellular Ltd.	322,545	493
Godrej Consumer Products Ltd.	27,016	489
Bharat Petroleum Corp. Ltd.	36,910	487
* United Spirits Ltd.	11,184	412
UltraTech Cement Ltd.	9,734	409
Bajaj Auto Ltd.	11,495	399
UPL Ltd.	60,270	391
Ashok Leyland Ltd.	286,796	381
Mphasis Ltd.	54,870	370

LIC Housing Finance Ltd.	50,770	360
Shriram Transport Finance Co. Ltd.	28,681	359
Dabur India Ltd.	94,301	350
Bajaj Finance Ltd.	3,830	336
Rajesh Exports Ltd.	30,331	326
JSW Steel Ltd.	20,465	321
Bosch Ltd.	1,238	320
Apollo Hospitals Enterprise Ltd.	14,411	314
Credit Analysis & Research Ltd.	17,395	311
Divi's Laboratories Ltd.	18,333	310
Yes Bank Ltd.	26,777	297
Nestle India Ltd.	3,622	294
Mindtree Ltd.	12,890	280
Glenmark Pharmaceuticals Ltd.	24,487	280
CRISIL Ltd.	10,095	275
Ambuja Cements Ltd.	92,983	270
Marico Ltd.	80,339	264
Titan Co. Ltd.	48,049	259
Bharat Forge Ltd.	20,732	256
Havells India Ltd.	55,138	242
Shree Cement Ltd.	1,543	241
Rural Electrification Corp. Ltd.	84,218	241
Bajaj Finserv Ltd.	8,743	241
Strides Shasun Ltd.	13,862	240
Pfizer Ltd.	7,080	234
Vedanta Ltd.	213,858	230
* Reliance Communications Ltd.	245,174	227
Info Edge India Ltd.	19,089	225
Petronet LNG Ltd.	61,098	222
Piramal Enterprises Ltd.	14,712	216
Wipro Ltd. ADR	17,687	207
Hindustan Petroleum Corp. Ltd.	17,055	206
Motherson Sumi Systems Ltd.	51,808	205
Bharat Heavy Electricals Ltd.	97,563	201
Britannia Industries Ltd.	4,992	199
Federal Bank Ltd.	288,546	197
Hindustan Zinc Ltd.	79,986	191
L&T Finance Holdings Ltd.	218,541	189
Siemens Ltd.	12,446	188
Berger Paints India Ltd.	47,566	188
* Blue Dart Express Ltd.	2,017	187
Vakrangee Ltd.	69,361	187
* Cadila Healthcare Ltd.	40,645	183
Crompton Greaves Ltd.	71,167	181
* SKS Microfinance Ltd.	22,543	179
PI Industries Ltd.	18,101	175
GlaxoSmithKline Consumer Healthcare Ltd.	2,010	173
Cyient Ltd.	26,586	172
* Fortis Healthcare Ltd.	64,807	172
Balkrishna Industries Ltd.	18,998	171
Bank of Baroda	91,356	170
ABB India Ltd.	11,390	164
NMDC Ltd.	133,233	159
Grasim Industries Ltd.	3,156	158
* Abbott India Ltd.	2,099	157
Pidilite Industries Ltd.	18,150	152
Bharat Electronics Ltd.	8,274	151

	State Bank of India	55,530	148
	Dewan Housing Finance Corp. Ltd.	54,173	148
	Cairn India Ltd.	81,088	147
	Hindalco Industries Ltd.	139,523	147
*	Dish TV India Ltd.	105,172	142
	Power Finance Corp. Ltd.	54,172	141
	GlaxoSmithKline Pharmaceuticals Ltd.	2,939	140
	Reliance Power Ltd.	185,943	140
	Jubilant Foodworks Ltd.	7,394	139
*	Suzlon Energy Ltd.	451,294	136
	Mahindra & Mahindra Financial Services Ltd.	43,961	135
	Torrent Pharmaceuticals Ltd.	6,428	133
	United Breweries Ltd.	11,552	132
	Page Industries Ltd.	735	132
	ACC Ltd.	7,059	130
	Oracle Financial Services Software Ltd.	2,415	130
	Tata Steel Ltd.	34,752	129
	Reliance Capital Ltd.	22,512	128
	Colgate-Palmolive India Ltd.	9,940	126
	Cummins India Ltd.	9,045	124
	Reliance Infrastructure Ltd.	17,599	123
	Emami Ltd.	7,710	115
	HDFC Bank Ltd.	7,224	113
	Tata Power Co. Ltd.	126,230	112
	Max India Ltd.	18,124	112
	Steel Authority of India Ltd.	176,832	112
*	Aditya Birla Fashion and Retail Ltd.	33,800	111
	MRF Ltd.	207	109
	Sundaram Finance Ltd.	5,136	103
	Oil India Ltd.	18,669	97
	Arvind Ltd.	20,018	97
*	Wockhardt Ltd.	5,121	97
*,2 InterGlobe Aviation Ltd.		7,456	96
	Muthoot Finance Ltd.	32,403	92
	Bajaj Holdings & Investment Ltd.	4,212	92
	Castrol India Ltd.	14,722	91
	Voltas Ltd.	21,448	91
	Videocon Industries Ltd.	54,258	91
	Punjab National Bank	64,733	88
	DLF Ltd.	60,681	87
	Oberoi Realty Ltd.	23,982	86
	eClerx Services Ltd.	4,065	85
	Aditya Birla Nuvo Ltd.	6,500	84
*	IDFC Bank Ltd.	103,749	80
	Torrent Power Ltd.	23,118	80
	Alembic Pharmaceuticals Ltd.	8,754	80
*	Tata Motors Ltd. Class A	20,090	79
	Kajaria Ceramics Ltd.	5,263	76
	Godrej Industries Ltd.	14,509	75
	Polaris Consulting & Services Ltd.	23,518	75
	JSW Energy Ltd.	65,068	74
*	Indian Hotels Co. Ltd.	44,199	73
	Gillette India Ltd.	1,099	73
	AIA Engineering Ltd.	5,820	71
*	Gujarat Pipavav Port Ltd.	29,361	70
	Chambal Fertilizers and Chemicals Ltd.	78,021	67
	Persistent Systems Ltd.	6,778	67

* Sun Pharma Advanced Research Co. Ltd.	14,218	66
TVS Motor Co. Ltd.	15,125	66
Tata Communications Ltd.	10,833	64
Amara Raja Batteries Ltd.	5,150	64
KPIT Technologies Ltd.	30,090	64
Ajanta Pharma Ltd.	3,380	64
Hexaware Technologies Ltd.	18,647	64
Thermax Ltd.	5,117	63
Apollo Tyres Ltd.	28,669	63
CESC Ltd.	9,350	63
IDFC Ltd.	103,749	62
NCC Ltd.	63,849	62
* Jindal Steel & Power Ltd.	63,005	60
Alstom T&D India Ltd.	8,970	60
Redington India Ltd.	38,482	59
Just Dial Ltd.	6,520	59
Sadbhav Engineering Ltd.	12,847	59
Bayer CropScience Ltd.	1,170	58
Century Textiles & Industries Ltd.	7,450	58
Sun TV Network Ltd.	9,912	56
Gujarat Gas Ltd.	6,502	55
IRB Infrastructure Developers Ltd.	15,260	55
* Adani Power Ltd.	129,261	55
NHPC Ltd.	174,976	54
Welspun Corp. Ltd.	36,272	54
WABCO India Ltd.	640	53
Repco Home Finance Ltd.	5,587	53
* GMR Infrastructure Ltd.	269,033	52
GRUH Finance Ltd.	13,350	52
Gateway Distriparks Ltd.	11,596	52
Tata Chemicals Ltd.	9,174	48
Karur Vysya Bank Ltd.	7,135	47
Ipca Laboratories Ltd.	4,757	47
Cox & Kings Ltd.	13,948	47
Adani Enterprises Ltd.	42,545	46
Sintex Industries Ltd.	37,552	44
* Mangalore Refinery & Petrochemicals Ltd.	45,416	44
Bank of India	29,471	44
Canara Bank	15,022	43
Tata Global Beverages Ltd.	22,864	43
Bajaj Corp. Ltd.	7,508	43
Exide Industries Ltd.	23,787	42
Union Bank of India	21,229	41
* Whirlpool of India Ltd.	4,543	40
* Hathway Cable & Datacom Ltd.	65,940	37
Gujarat State Petronet Ltd.	17,246	36
Prestige Estates Projects Ltd.	12,821	35
* Housing Development & Infrastructure Ltd.	31,911	35
* Bajaj Hindusthan Sugar Ltd.	139,539	35
VA Tech Wabag Ltd.	3,912	34
Jammu & Kashmir Bank Ltd.	32,230	34
Indraprastha Gas Ltd.	4,094	34
IDBI Bank Ltd.	37,908	33
Multi Commodity Exchange of India Ltd.	2,593	33
National Aluminium Co. Ltd.	63,183	32
Srei Infrastructure Finance Ltd.	33,628	31
Sobha Ltd.	7,055	30

Gujarat Fluorochemicals Ltd.	4,074	29
* Indiabulls Real Estate Ltd.	33,322	28
Jain Irrigation Systems Ltd.	28,413	27
IFCI Ltd.	75,943	25
Biocon Ltd.	3,399	25
Alstom India Ltd.	2,496	24
Rolta India Ltd.	18,714	23
* Adani Transmissions Ltd.	42,545	23
South Indian Bank Ltd.	79,690	22
* Jaiprakash Associates Ltd.	159,746	21
Great Eastern Shipping Co. Ltd.	4,216	21
* Hindustan Construction Co. Ltd.	58,499	19
Engineers India Ltd.	6,599	19
* Unitech Ltd.	198,930	17
Indian Bank	11,871	16
PTC India Ltd.	16,013	15
Karnataka Bank Ltd.	10,313	15
Vijaya Bank	31,062	14
* DEN Networks Ltd.	10,752	13
Corp Bank	23,040	13
Central Bank of India	13,166	12
Coromandel International Ltd.	4,820	12
Syndicate Bank	11,844	12
* Amtek Auto Ltd.	19,970	11
Oriental Bank of Commerce	6,239	10
* Indian Overseas Bank	27,269	10
UCO Bank	17,873	10
Allahabad Bank	11,991	10
* Bhushan Steel Ltd.	2,605	1
* Nirvikara Paper Mills Ltd.	716	1
* Arvind Infrastructure Ltd	2,001	—
		86,336
Indonesia (0.2%)
Bank Central Asia Tbk PT	3,406,628	3,266
Telekomunikasi Indonesia Persero Tbk PT	9,411,440	2,309
Astra International Tbk PT	4,822,230	2,293
Bank Rakyat Indonesia Persero Tbk PT	1,968,778	1,624
Bank Mandiri Persero Tbk PT	1,815,816	1,282
Bank Negara Indonesia Persero Tbk PT	1,482,930	535
Unilever Indonesia Tbk PT	194,000	520
AKR Corporindo Tbk PT	964,300	518
Semen Indonesia Persero Tbk PT	592,600	481
Perusahaan Gas Negara Persero Tbk	2,205,100	390
Gudang Garam Tbk PT	71,400	304
Indofood Sukses Makmur Tbk PT	666,900	303
Kalbe Farma Tbk PT	3,041,400	297
Indocement Tunggal Prakarsa Tbk PT	203,700	295
Intiland Development Tbk PT	8,331,500	286
United Tractors Tbk PT	222,960	285
Charoen Pokphand Indonesia Tbk PT	1,127,500	278
Ciputra Development Tbk PT	2,522,857	235
Lippo Karawaci Tbk PT	2,823,500	217
Ramayana Lestari Sentosa Tbk PT	4,617,400	204
BISI International Tbk PT	1,916,500	178
Surya Citra Media Tbk PT	837,200	166
* Tower Bersama Infrastructure Tbk PT	357,100	165
Summarecon Agung Tbk PT	1,475,500	157

Indofood CBP Sukses Makmur Tbk PT	147,600	156
Bumi Serpong Damai Tbk PT	1,147,400	146
Bank Danamon Indonesia Tbk PT	408,600	121
* XL Axiata Tbk PT	418,000	112
Jasa Marga Persero Tbk PT	225,200	95
Wijaya Karya Beton Tbk PT	1,298,600	94
Media Nusantara Citra Tbk PT	1,051,100	92
Pakuwon Jati Tbk PT	2,725,000	90
Bank Tabungan Negara Persero Tbk PT	743,100	74
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,091,000	69
Waskita Karya Persero Tbk PT	525,374	67
Adaro Energy Tbk PT	1,516,000	58
* Indosat Tbk PT	131,868	53
Wijaya Karya Persero Tbk PT	249,900	51
Astra Agro Lestari Tbk PT	39,400	49
Ace Hardware Indonesia Tbk PT	729,200	43
Matahari Putra Prima Tbk PT	345,600	42
Global Mediacom Tbk PT	667,100	39
* Panin Financial Tbk PT	3,164,200	36
* Agung Podomoro Land Tbk PT	1,547,500	35
Surya Semesta Internusa Tbk PT	704,600	33
Tambang Batubara Bukit Asam Persero Tbk PT	100,900	33
Alam Sutera Realty Tbk PT	1,374,100	32
* Lippo Cikarang Tbk PT	69,300	31
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	293,100	31
MNC Investama Tbk PT	2,927,700	28
Gajah Tunggal Tbk PT	720,000	27
* Eagle High Plantations Tbk PT	2,054,500	26
Siloam International Hospitals Tbk PT	38,600	25
* Vale Indonesia Tbk PT	216,600	23
* Mitra Adiperkasa Tbk PT	82,600	23
* Energi Mega Persada Tbk PT	5,503,500	20
Timah Persero Tbk PT	473,400	18
Bekasi Fajar Industrial Estate Tbk PT	1,002,100	18
Indo Tambangraya Megah Tbk PT	42,500	15
* Berlian Laju Tanker Tbk PT	968,000	14
Medco Energi Internasional Tbk PT	186,500	10
* Bumi Resources Tbk PT	1,618,500	6
		18,523
Ireland (0.1%)
Kerry Group plc Class A	27,462	2,239
* Bank of Ireland	5,304,542	1,749
Ryanair Holdings plc ADR	22,177	1,737
Paddy Power plc	6,473	967
Kingspan Group plc	35,052	903
Smurfit Kappa Group plc	40,647	882
* ICON plc	10,000	661
Glanbia plc	29,480	560
* Ryanair Holdings plc	22,790	339
* Prothena Corp. plc	5,800	226
C&C Group plc	51,114	199
Green REIT plc	83,889	136
Permanent TSB Group Holdings plc	26,375	111
FBD Holdings plc	1,374	10
* Irish Bank Resolution Corp. Ltd.	14,385	—
		10,719

Israel (0.3%)
Teva Pharmaceutical Industries Ltd.	200,476	12,319
Bank Hapoalim BM	188,926	878
Bezeq The Israeli Telecommunication Corp. Ltd.	401,192	865
* Bank Leumi Le-Israel BM	256,657	845
Strauss Group Ltd.	55,491	768
NICE-Systems Ltd.	11,645	699
Teva Pharmaceutical Industries Ltd. ADR	9,678	595
Frutarom Industries Ltd.	8,398	425
* Mellanox Technologies Ltd.	8,039	365
Elbit Systems Ltd.	3,823	327
* Israel Discount Bank Ltd. Class A	181,002	298
Israel Chemicals Ltd.	72,044	290
Azrieli Group Ltd.	5,692	201
* EZchip Semiconductor Ltd.	7,032	179
Mizrahi Tefahot Bank Ltd.	15,715	176
* Tower Semiconductor Ltd.	11,449	145
Delek Group Ltd.	773	133
* Airport City Ltd.	13,853	123
First International Bank Of Israel Ltd.	9,518	112
Paz Oil Co. Ltd.	663	103
Gazit-Globe Ltd.	12,436	98
Melisron Ltd.	2,819	89
Alony Hetz Properties & Investments Ltd.	11,949	85
* Oil Refineries Ltd.	184,043	76
* Shufersal Ltd.	23,959	76
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,678	73
Osem Investments Ltd.	4,261	71
Israel Corp. Ltd.	396	67
Harel Insurance Investments & Financial Services Ltd.	14,790	55
Shikun & Binui Ltd.	35,075	55
* Naphtha Israel Petroleum Corp. Ltd.	11,590	53
* Cellcom Israel Ltd. (Registered)	8,090	53
* Jerusalem Oil Exploration	1,309	50
Reit 1 Ltd.	18,543	48
* Clal Insurance Enterprises Holdings Ltd.	3,854	43
Ituran Location and Control Ltd.	2,266	41
* Partner Communications Co. Ltd.	8,707	39
Migdal Insurance & Financial Holding Ltd.	47,854	31
* Compugen Ltd.	6,072	28
* Mazor Robotics Ltd.	5,016	27
* Allot Communications Ltd.	4,912	25
* Nova Measuring Instruments Ltd.	2,405	22
* Kamada Ltd.	5,171	19
Silicom Ltd.	610	19
* Evogene Ltd.	2,628	17
* Kenon Holdings Ltd.	1,533	14
		21,120
Italy (0.8%)
Eni SPA	551,988	8,011
Intesa Sanpaolo SPA (Registered)	2,586,558	7,370
Enel SPA	1,421,501	5,836
UniCredit SPA	1,038,879	4,016
Assicurazioni Generali SPA	252,718	3,795
* Telecom Italia SPA (Registered)	2,613,636	2,909
Atlantia SPA	86,469	2,266
Snam SPA	401,406	2,252

	Terna Rete Elettrica Nazionale SPA	388,902	2,084
	Prysmian SPA	93,062	1,915
	Luxottica Group SPA	30,266	1,892
	CNH Industrial NV	273,382	1,706
	Fiat Chrysler Automobiles NV	167,317	1,172
*	Ferrari NV	27,394	1,086
	Banca Generali SPA	39,541	1,078
	Azimut Holding SPA	47,101	992
*	Finmeccanica SPA	69,282	825
	Telecom Italia SPA (Bearer)	851,380	766
	Unione di Banche Italiane SPA	158,062	741
	Banca Popolare di Milano Scarl	821,153	674
	Mediobanca SPA	81,515	653
*	Banco Popolare SC	68,312	636
	Tenaris SA ADR	28,895	602
	Recordati SPA	23,910	593
	EXOR SPA	17,574	573
	Italcementi SPA	43,842	492
	Enel Green Power SPA	243,912	478
	Banca Popolare dell'Emilia Romagna SC	78,820	473
	ACEA SPA	30,931	460
*	Yoox Net-A-Porter Group SPA	12,185	419
	Mediaset SPA	123,291	414
	Davide Campari-Milano SPA	45,120	396
	UnipolSai SPA	176,053	374
	A2A SPA	301,842	362
	Banca Monte dei Paschi di Siena SPA	472,739	343
	Cerved Information Solutions SPA	39,954	330
	Unipol Gruppo Finanziario SPA	76,871	315
	Tenaris SA	29,761	308
	Hera SPA	109,162	306
	Falck Renewables SPA	291,555	298
	DiaSorin SPA	5,622	296
	Moncler SPA	19,854	294
*	Banca Mediolanum SPA	41,853	279
*,^ Saipem SpA Rights Exp. 02/11/2016		88,627	278
	Banca Popolare di Sondrio SCARL	71,946	276
	FinecoBank Banca Fineco SPA	34,759	270
2	Anima Holding SPA	35,414	260
	ERG SPA	20,451	257
*	Juventus Football Club SPA	825,309	227
	De' Longhi SPA	8,878	212
	Iren SPA	136,998	202
*,2 Infrastrutture Wireless Italiane SPA		38,960	197
	Banca IFIS SPA	6,213	195
	Brembo SPA	4,602	189
	Ansaldo STS SPA	16,919	181
	Buzzi Unicem SPA	11,773	178
*	Credito Valtellinese SC	190,798	178
	Salvatore Ferragamo SPA	7,614	172
*	Autogrill SPA	19,451	165
^	Tod's SPA	2,088	165
	Societa Cattolica di Assicurazioni SCRL	20,187	144
*,2 OVS SPA		21,970	134
	MARR SPA	6,935	133
	Interpump Group SPA	9,369	119
	Parmalat SPA	44,356	115

*	Saras SPA	53,596	113
	Salini Impregilo SPA	27,931	109
	Ei Towers SPA	1,850	108
	Industria Macchine Automatiche SPA	2,180	107
	Amplifon SPA	11,873	100
	Banca Carige SPA	121,503	96
	Danieli & C Officine Meccaniche SPA RSP	6,539	94
	Italmobiliare SPA	2,286	86
	Beni Stabili SpA SIIQ	124,719	84
	Zignago Vetro SPA	13,478	80
	Credito Emiliano SPA	9,851	66
	Intesa Sanpaolo SPA	24,189	64
	Societa Iniziative Autostradali e Servizi SPA	6,715	64
2	RAI Way SPA	13,264	62
	Cementir Holding SPA	10,694	57
	Brunello Cucinelli SPA	3,359	56
*,^ Saipem SPA		88,627	55
	Immobiliare Grande Distribuzione SIIQ SPA	55,106	44
*	Geox SPA	10,796	42
	ASTM SPA	3,541	39
	Danieli & C Officine Meccaniche SPA	1,880	36
	Esprinet SPA	4,334	35
*	Safilo Group SPA	3,221	35
*	CIR-Compagnie Industriali Riunite SPA	32,485	31
	Piaggio & C SPA	14,781	31
*,^ RCS MediaGroup SPA		48,117	30
^	Trevi Finanziaria Industriale SPA	17,319	29
*	Fincantieri SPA	74,730	28
^	Astaldi SPA	4,791	24
*	Arnoldo Mondadori Editore SPA	24,213	22
*	Gruppo Editoriale L'Espresso SPA	22,920	21
*	Cofide SPA	48,461	19
			67,194
Japan (8.5%)
	Toyota Motor Corp.	580,630	34,971
	Mitsubishi UFJ Financial Group Inc.	3,027,592	15,525
	KDDI Corp.	424,500	10,749
	Honda Motor Co. Ltd.	384,141	10,413
	Takeda Pharmaceutical Co. Ltd.	199,736	9,672
	Sumitomo Mitsui Financial Group Inc.	287,948	9,660
	Japan Tobacco Inc.	234,881	9,199
	SoftBank Group Corp.	208,238	9,170
	Mizuho Financial Group Inc.	4,890,107	8,461
	Central Japan Railway Co.	40,611	7,538
	East Japan Railway Co.	81,523	7,493
	NTT DOCOMO Inc.	321,648	7,134
	Seven & i Holdings Co. Ltd.	154,000	6,869
	Canon Inc.	241,200	6,740
	Mitsubishi Estate Co. Ltd.	334,917	6,630
	Sony Corp.	280,900	6,520
	Bridgestone Corp.	171,488	6,248
	Astellas Pharma Inc.	431,800	5,979
	FANUC Corp.	43,688	5,849
	Shin-Etsu Chemical Co. Ltd.	110,250	5,631
	Kao Corp.	104,548	5,611
	Nippon Telegraph & Telephone Corp.	124,900	5,317
	Murata Manufacturing Co. Ltd.	45,764	5,293

Tokio Marine Holdings Inc.	144,926	5,185
Hitachi Ltd.	1,032,688	5,104
Fuji Heavy Industries Ltd.	123,600	5,058
Nissan Motor Co. Ltd.	461,501	4,590
Mitsubishi Corp.	281,600	4,514
ITOCHU Corp.	380,000	4,466
Mitsubishi Electric Corp.	475,284	4,411
Nintendo Co. Ltd.	31,440	4,408
Mitsui Fudosan Co. Ltd.	187,000	4,402
Panasonic Corp.	462,315	4,341
Keyence Corp.	9,183	4,333
Nomura Holdings Inc.	788,100	4,277
Denso Corp.	98,100	4,231
Mitsui & Co. Ltd.	361,900	4,114
ORIX Corp.	281,960	3,988
Komatsu Ltd.	254,260	3,802
Olympus Corp.	97,400	3,798
Tokyo Gas Co. Ltd.	805,000	3,709
Daito Trust Construction Co. Ltd.	29,152	3,706
MS&AD Insurance Group Holdings Inc.	134,244	3,646
Daiwa House Industry Co. Ltd.	129,100	3,645
Sysmex Corp.	55,603	3,580
Daikin Industries Ltd.	50,879	3,438
Nidec Corp.	48,906	3,337
Kubota Corp.	222,000	3,281
Fast Retailing Co. Ltd.	10,100	3,266
Eisai Co. Ltd.	51,400	3,107
Dai-ichi Life Insurance Co. Ltd.	224,100	3,097
Hoya Corp.	79,800	3,080
FUJIFILM Holdings Corp.	79,100	3,056
Chubu Electric Power Co. Inc.	232,752	2,989
Ono Pharmaceutical Co. Ltd.	18,100	2,917
West Japan Railway Co.	43,900	2,844
Nippon Steel & Sumitomo Metal Corp.	154,874	2,776
Daiichi Sankyo Co. Ltd.	130,800	2,723
Shionogi & Co. Ltd.	59,500	2,597
Isuzu Motors Ltd.	254,220	2,576
SMC Corp.	11,100	2,514
Kyocera Corp.	59,700	2,489
Toray Industries Inc.	292,000	2,475
Oriental Land Co. Ltd.	38,700	2,471
Shimano Inc.	15,300	2,441
Sumitomo Mitsui Trust Holdings Inc.	754,460	2,412
Otsuka Holdings Co. Ltd.	71,000	2,389
Ajinomoto Co. Inc.	100,000	2,378
Suzuki Motor Corp.	77,281	2,373
Mitsubishi Heavy Industries Ltd.	599,870	2,358
Asahi Group Holdings Ltd.	73,300	2,353
Kirin Holdings Co. Ltd.	163,700	2,325
MEIJI Holdings Co. Ltd.	27,634	2,320
Secom Co. Ltd.	33,100	2,306
Dentsu Inc.	43,049	2,288
Sumitomo Realty & Development Co. Ltd.	79,846	2,238
Sompo Japan Nipponkoa Holdings Inc.	73,475	2,179
Sumitomo Corp.	216,900	2,162
Ryohin Keikaku Co. Ltd.	10,130	2,149
Kikkoman Corp.	62,000	2,067

* Tokyo Electric Power Co. Inc.	404,300	2,032
Terumo Corp.	63,100	2,006
Mazda Motor Corp.	109,800	1,998
Recruit Holdings Co. Ltd.	63,170	1,994
Tokyo Electron Ltd.	30,600	1,981
Resona Holdings Inc.	428,806	1,972
Aisin Seiki Co. Ltd.	45,800	1,945
Kintetsu Group Holdings Co. Ltd.	470,000	1,938
Daiwa Securities Group Inc.	307,000	1,918
JX Holdings Inc.	485,307	1,853
JFE Holdings Inc.	136,700	1,853
Aeon Co. Ltd.	137,400	1,834
Sumitomo Electric Industries Ltd.	138,900	1,830
Nitto Denko Corp.	30,300	1,742
Sekisui House Ltd.	110,200	1,735
Rakuten Inc.	162,900	1,684
Asahi Kasei Corp.	259,000	1,683
* Kansai Electric Power Co. Inc.	154,200	1,676
Inpex Corp.	184,800	1,645
Amada Holdings Co. Ltd.	172,150	1,626
Tokyu Corp.	203,000	1,582
Yamato Holdings Co. Ltd.	71,200	1,563
Toyota Industries Corp.	31,100	1,561
Japan Exchange Group Inc.	107,100	1,523
Taisei Corp.	242,492	1,509
Sumitomo Chemical Co. Ltd.	293,492	1,491
Yamada Denki Co. Ltd.	305,560	1,480
Marubeni Corp.	306,328	1,465
Hankyu Hanshin Holdings Inc.	232,000	1,447
Osaka Gas Co. Ltd.	378,000	1,434
Nippon Valqua Industries Ltd.	583,000	1,428
Fujitsu Ltd.	339,906	1,419
Yaskawa Electric Corp.	126,663	1,406
Shiseido Co. Ltd.	74,400	1,404
T&D Holdings Inc.	120,400	1,378
Mitsubishi Chemical Holdings Corp.	245,184	1,367
NEC Corp.	502,000	1,330
Makita Corp.	23,300	1,311
TDK Corp.	23,400	1,285
Ricoh Co. Ltd.	132,800	1,284
Chugai Pharmaceutical Co. Ltd.	41,700	1,277
Unicharm Corp.	65,300	1,275
Asahi Organic Chemicals Industry Co. Ltd.	722,000	1,273
* Toshiba Corp.	762,000	1,272
Santen Pharmaceutical Co. Ltd.	78,700	1,257
Shibusawa Warehouse Co. Ltd.	495,000	1,233
Japan Post Holdings Co. Ltd.	92,092	1,213
Asahi Glass Co. Ltd.	198,000	1,207
Japan Pure Chemical Co. Ltd.	67,100	1,174
Odakyu Electric Railway Co. Ltd.	110,000	1,170
Koito Manufacturing Co. Ltd.	25,100	1,163
Japan Transcity Corp.	356,000	1,151
Tohoku Electric Power Co. Inc.	91,500	1,149
Pronexus Inc.	139,000	1,149
Suntory Beverage & Food Ltd.	24,700	1,142
Nitori Holdings Co. Ltd.	14,000	1,137
NTT Data Corp.	23,600	1,137

Bank of Yokohama Ltd.	213,000	1,136
Obayashi Corp.	125,000	1,128
Electric Power Development Co. Ltd.	33,200	1,120
Taisei Lamick Co. Ltd.	44,300	1,113
Yamaha Motor Co. Ltd.	54,300	1,088
Sumitomo Heavy Industries Ltd.	274,000	1,085
Fujikura Kasei Co. Ltd.	238,900	1,075
Dai Nippon Printing Co. Ltd.	114,000	1,067
NGK Insulators Ltd.	50,000	1,045
^ Fukuyama Transporting Co. Ltd.	212,000	1,044
Toyota Tsusho Corp.	44,900	1,028
Omron Corp.	39,100	1,016
* Kyushu Electric Power Co. Inc.	93,100	1,006
LIXIL Group Corp.	46,700	986
Mitsubishi Motors Corp.	119,900	968
NSK Ltd.	91,100	944
Yahoo Japan Corp.	246,900	942
Kajima Corp.	165,000	933
Japan Post Bank Co. Ltd.	76,735	933
Lawson Inc.	11,700	924
Tosoh Corp.	189,826	919
NGK Spark Plug Co. Ltd.	38,800	917
Keio Corp.	103,000	915
Hakuto Co. Ltd.	94,396	901
Shizuoka Bank Ltd.	103,000	899
Bandai Namco Holdings Inc.	39,100	890
^ Nippon Parking Development Co. Ltd.	873,400	885
Tobu Railway Co. Ltd.	181,000	883
^ Toho Co. Ltd. (Tokyo Shares 8142)	47,600	868
Daicel Corp.	58,500	861
Kawasaki Heavy Industries Ltd.	277,000	858
Yamaha Corp.	35,800	855
Yakult Honsha Co. Ltd.	18,500	852
^ Casio Computer Co. Ltd.	43,700	848
^ Nikon Corp.	57,600	847
TOTO Ltd.	26,000	844
Sekisui Chemical Co. Ltd.	69,000	843
Sumitomo Metal Mining Co. Ltd.	79,000	838
Toppan Printing Co. Ltd.	96,000	835
Nisshin Seifun Group Inc.	50,420	816
Chugoku Electric Power Co. Inc.	61,100	815
Trend Micro Inc.	19,300	812
Shimizu Corp.	104,000	806
Seiko Epson Corp.	56,400	791
Mitsui Chemicals Inc.	177,000	775
Seibu Holdings Inc.	38,278	766
Nagoya Railroad Co. Ltd.	167,000	762
Shimadzu Corp.	49,000	759
Konica Minolta Inc.	89,800	757
NH Foods Ltd.	39,000	757
Kyowa Hakko Kirin Co. Ltd.	52,000	754
Isetan Mitsukoshi Holdings Ltd.	59,300	753
Don Quijote Holdings Co. Ltd.	22,200	752
M3 Inc.	32,600	748
Keisei Electric Railway Co. Ltd.	55,000	731
Hirose Electric Co. Ltd.	6,430	731
Chiba Bank Ltd.	117,000	724

Marui Group Co. Ltd.	45,500	722
Mitsubishi Materials Corp.	233,340	720
Nissin Foods Holdings Co. Ltd.	14,100	719
JTEKT Corp.	44,500	718
Fukuoka Financial Group Inc.	169,000	717
Nippon Yusen KK	334,000	717
JGC Corp.	45,000	714
Rohm Co. Ltd.	15,700	714
Teijin Ltd.	194,000	711
Mitsubishi Tanabe Pharma Corp.	42,800	703
Obic Co. Ltd.	13,400	694
Aozora Bank Ltd.	206,901	693
Nippon Paint Holdings Co. Ltd.	36,100	690
Keikyu Corp.	83,000	688
^ Mitsubishi Kakoki Kaisha Ltd.	386,000	687
Nankai Electric Railway Co. Ltd.	116,000	685
MISUMI Group Inc.	55,700	681
Stanley Electric Co. Ltd.	30,600	673
Oji Holdings Corp.	166,000	670
Rinnai Corp.	7,300	670
Taiheiyo Cement Corp.	232,000	669
Nissan Chemical Industries Ltd.	28,800	667
Alps Electric Co. Ltd.	33,300	660
IHI Corp.	307,000	656
Nippon Express Co. Ltd.	140,000	656
Kuraray Co. Ltd.	54,100	653
Daihatsu Motor Co. Ltd.	41,400	646
Toho Gas Co. Ltd.	98,000	645
Shimamura Co. Ltd.	5,700	638
Asics Corp.	34,300	637
Yamazaki Baking Co. Ltd.	29,000	633
Sohgo Security Services Co. Ltd.	12,900	630
Taisho Pharmaceutical Holdings Co. Ltd.	9,300	627
Calbee Inc.	14,700	611
Nomura Research Institute Ltd.	16,830	611
Hisamitsu Pharmaceutical Co. Inc.	13,400	603
Hulic Co. Ltd.	69,400	598
Sojitz Corp.	275,448	595
Credit Saison Co. Ltd.	31,500	592
Hiroshima Bank Ltd.	117,000	586
Mabuchi Motor Co. Ltd.	10,700	578
Ezaki Glico Co. Ltd.	10,400	568
Tsuruha Holdings Inc.	6,800	564
Iida Group Holdings Co. Ltd.	31,581	563
Hokuriku Electric Power Co.	39,500	559
Kansai Paint Co. Ltd.	40,000	559
Toyo Suisan Kaisha Ltd.	16,100	558
Hamamatsu Photonics KK	22,300	554
Nishi-Nippon Railroad Co. Ltd.	88,000	550
Alfresa Holdings Corp.	29,500	550
Park24 Co. Ltd.	19,700	549
Joyo Bank Ltd.	135,000	548
Haseko Corp.	51,700	541
Kaneka Corp.	56,000	536
USS Co. Ltd.	34,800	535
Japan Airlines Co. Ltd.	14,200	533
J Front Retailing Co. Ltd.	38,000	524

Suruga Bank Ltd.	28,600	519
Yokogawa Electric Corp.	45,700	512
Tokyu Fudosan Holdings Corp.	77,686	510
Otsuka Corp.	10,200	506
Sotetsu Holdings Inc.	87,000	506
Toho Co. Ltd. (Tokyo Shares 9602)	19,300	505
Kewpie Corp.	22,700	497
Disco Corp.	5,200	495
Hino Motors Ltd.	43,200	490
NOK Corp.	23,500	489
Suzuken Co. Ltd.	14,060	486
Mitsui OSK Lines Ltd.	244,397	484
Tokyo Tatemono Co. Ltd.	45,000	484
Lion Corp.	52,000	483
Kaken Pharmaceutical Co. Ltd.	7,300	482
Hoshizaki Electric Co. Ltd.	6,882	481
Nippon Chemiphar Co. Ltd.	101,478	479
Century Tokyo Leasing Corp.	12,900	478
Toyo Seikan Group Holdings Ltd.	26,300	477
Shinsei Bank Ltd.	301,000	470
* Kyushu Financial Group Inc.	75,070	468
Pigeon Corp.	21,800	468
CyberAgent Inc.	9,900	467
Sawai Pharmaceutical Co. Ltd.	6,700	465
^ Japan Airport Terminal Co. Ltd.	11,500	461
Keihan Electric Railway Co. Ltd.	73,000	458
Kakaku.com Inc.	23,368	453
AEON Financial Service Co. Ltd.	19,700	453
Kobe Steel Ltd.	464,000	451
Bank of Kyoto Ltd.	58,000	450
Temp Holdings Co. Ltd.	30,200	447
Minebea Co. Ltd.	57,000	447
Hakuhodo DY Holdings Inc.	41,900	447
Air Water Inc.	28,000	445
FamilyMart Co. Ltd.	9,500	445
JSR Corp.	30,200	439
Seven Bank Ltd.	102,600	437
Kose Corp.	4,700	437
Nexon Co. Ltd.	26,600	432
Sony Financial Holdings Inc.	25,800	427
Hitachi Metals Ltd.	37,500	422
Kobayashi Pharmaceutical Co. Ltd.	4,900	418
MediPal Holdings Corp.	25,700	417
ANA Holdings Inc.	141,000	414
Aeon Mall Co. Ltd.	26,772	409
Brother Industries Ltd.	40,000	404
Takashimaya Co. Ltd.	47,000	403
Yamaguchi Financial Group Inc.	37,000	401
Kurita Water Industries Ltd.	18,800	400
Yushiro Chemical Industry Co. Ltd.	36,100	399
Sugi Holdings Co. Ltd.	7,600	394
Sapporo Holdings Ltd.	88,000	392
Iyo Bank Ltd.	45,800	388
Mitsubishi UFJ Lease & Finance Co. Ltd.	77,600	385
Miraca Holdings Inc.	9,300	384
Sumitomo Rubber Industries Ltd.	30,200	383
Nippon Shinyaku Co. Ltd.	11,000	383

	Gunma Bank Ltd.	69,000	382
	Asahi Intecc Co. Ltd.	8,200	378
	Shikoku Electric Power Co. Inc.	25,400	369
	Hokuhoku Financial Group Inc.	198,000	367
	SCSK Corp.	8,200	360
	TonenGeneral Sekiyu KK	44,000	359
	Duskin Co. Ltd.	20,100	358
	Nichirei Corp.	48,000	357
	Coca-Cola West Co. Ltd.	15,900	351
	Aoyama Trading Co. Ltd.	8,800	350
	Denka Co. Ltd.	79,000	350
	Konami Holdings Corp.	15,100	350
	Nippon Electric Glass Co. Ltd.	67,000	347
	Tsumura & Co.	12,700	346
	Sundrug Co. Ltd.	5,200	345
	Toyo Tire & Rubber Co. Ltd.	16,100	344
	Kamigumi Co. Ltd.	38,000	342
	Hachijuni Bank Ltd.	61,000	341
	Nomura Real Estate Holdings Inc.	19,400	341
	Resorttrust Inc.	13,400	338
	Kyoritsu Maintenance Co. Ltd.	4,436	334
	Rohto Pharmaceutical Co. Ltd.	17,900	334
	Ebara Corp.	75,000	332
	Nabtesco Corp.	19,100	330
	Ube Industries Ltd.	169,000	329
	Mitsubishi Logistics Corp.	24,000	329
	Benesse Holdings Inc.	11,700	327
	Square Enix Holdings Co. Ltd.	13,600	327
	Sankyo Co. Ltd.	8,500	325
	Nifco Inc.	6,701	325
	SBI Holdings Inc.	32,340	323
	DIC Corp.	125,000	322
	Nippon Kayaku Co. Ltd.	30,000	321
	FP Corp.	8,800	321
	Mitsubishi Gas Chemical Co. Inc.	67,000	320
	Maruichi Steel Tube Ltd.	11,200	317
	Chugoku Bank Ltd.	26,600	317
	Zenkoku Hosho Co. Ltd.	10,100	317
	Nippon Shokubai Co. Ltd.	4,800	314
	Citizen Holdings Co. Ltd.	51,400	314
	Fuji Electric Co. Ltd.	90,000	313
	Glory Ltd.	9,700	310
*	Mitsubishi Paper Mills Ltd.	446,000	308
^	Advantest Corp.	32,800	305
*	Acom Co. Ltd.	67,100	305
	NTN Corp.	80,000	304
	Shochiku Co. Ltd.	34,000	297
	Kourakuen Holdings Corp.	23,300	296
	Bic Camera Inc.	32,800	295
	Matsumotokiyoshi Holdings Co. Ltd.	6,300	295
	Juroku Bank Ltd.	82,000	294
	Seino Holdings Co. Ltd.	27,000	294
	Yokohama Rubber Co. Ltd.	19,500	292
*,^ Sharp Corp.		251,302	291
	Pilot Corp.	7,600	288
	Sumitomo Dainippon Pharma Co. Ltd.	25,800	287
	THK Co. Ltd.	17,900	286

MonotaRO Co. Ltd.	12,300	284
House Foods Group Inc.	14,300	284
NHK Spring Co. Ltd.	28,800	284
Taiyo Nippon Sanso Corp.	31,100	281
^ Japan Post Insurance Co. Ltd.	12,280	278
K's Holdings Corp.	8,142	277
Topcon Corp.	19,200	272
Hitachi High-Technologies Corp.	9,600	272
KYORIN Holdings Inc.	14,700	272
COMSYS Holdings Corp.	18,600	272
Ulvac Inc.	10,600	270
IT Holdings Corp.	12,200	269
Sumitomo Forestry Co. Ltd.	21,200	269
Azbil Corp.	11,600	269
Showa Denko KK	243,000	266
Nippon Suisan Kaisha Ltd.	50,900	266
Nihon Kohden Corp.	11,800	265
Ushio Inc.	20,400	265
Sumitomo Osaka Cement Co. Ltd.	65,000	265
Sumco Corp.	39,126	264
Sega Sammy Holdings Inc.	28,000	264
UNY Group Holdings Co. Ltd.	41,100	263
Toyoda Gosei Co. Ltd.	12,100	262
Hitachi Chemical Co. Ltd.	14,800	260
Fujikura Ltd.	53,000	260
Furukawa Electric Co. Ltd.	126,000	259
Awa Bank Ltd.	47,000	259
Nippon Paper Industries Co. Ltd.	16,100	259
^ Cosmos Pharmaceutical Corp.	1,700	257
Daifuku Co. Ltd.	15,300	255
77 Bank Ltd.	55,000	255
Sanwa Holdings Corp.	36,000	255
Heiwa Corp.	13,100	255
Daishi Bank Ltd.	67,000	255
Izumi Co. Ltd.	6,500	253
DeNA Co. Ltd.	17,400	252
Nisshinbo Holdings Inc.	25,000	252
* Hokkaido Electric Power Co. Inc.	27,000	252
Showa Shell Sekiyu KK	30,700	251
Capcom Co. Ltd.	11,300	250
SCREEN Holdings Co. Ltd.	32,000	249
Welcia Holdings Co. Ltd.	4,600	248
Toda Corp.	51,000	246
Tokushu Tokai Paper Co. Ltd.	86,000	246
Kawasaki Kisen Kaisha Ltd.	137,000	246
Nishi-Nippon City Bank Ltd.	109,000	244
Hikari Tsushin Inc.	3,700	244
Start Today Co. Ltd.	7,600	242
Nihon M&A Center Inc.	5,100	241
Daido Steel Co. Ltd.	58,000	241
Ito En Ltd.	8,800	237
H2O Retailing Corp.	13,900	237
Megmilk Snow Brand Co. Ltd.	9,000	235
Wacoal Holdings Corp.	20,000	234
Pola Orbis Holdings Inc.	3,400	234
^ Ibiden Co. Ltd.	16,500	232
Taiyo Yuden Co. Ltd.	20,000	232

Zeon Corp.	34,000	229
Calsonic Kansei Corp.	26,000	228
Relo Holdings Inc.	1,900	228
Horiba Ltd.	6,300	224
Tokai Tokyo Financial Holdings Inc.	39,900	224
Nichi-iko Pharmaceutical Co. Ltd.	9,650	223
TechnoPro Holdings Inc.	8,000	222
Musashino Bank Ltd.	7,000	221
Ogaki Kyoritsu Bank Ltd.	63,000	221
Tsubakimoto Chain Co.	31,000	220
Hitachi Capital Corp.	8,900	219
Shiga Bank Ltd.	49,000	219
Hitachi Construction Machinery Co. Ltd.	15,000	219
Ariake Japan Co. Ltd.	3,900	219
TS Tech Co. Ltd.	8,800	218
Sankyu Inc.	44,000	217
Penta-Ocean Construction Co. Ltd.	54,000	216
Oracle Corp. Japan	4,700	213
Ai Holdings Corp.	8,700	213
Keiyo Bank Ltd.	49,000	212
^ Ikyu Corp.	7,400	212
Kinden Corp.	17,000	211
Dowa Holdings Co. Ltd.	31,000	210
Morinaga & Co. Ltd.	38,000	209
^ Sanrio Co. Ltd.	8,992	208
^ GMO Payment Gateway Inc.	4,000	208
Kiyo Bank Ltd.	16,007	206
* Leopalace21 Corp.	37,200	206
Hazama Ando Corp.	42,100	205
Skylark Co. Ltd.	17,700	205
Toho Holdings Co. Ltd.	8,800	204
Takara Holdings Inc.	27,000	202
Nikkon Holdings Co. Ltd.	11,200	202
Coca-Cola East Japan Co. Ltd.	12,500	202
Kenedix Inc.	49,600	202
Sagami Chain Co. Ltd.	19,000	201
Idemitsu Kosan Co. Ltd.	13,400	201
Zensho Holdings Co. Ltd.	16,400	200
Toyota Boshoku Corp.	9,800	199
Nippon Television Holdings Inc.	10,600	197
GS Yuasa Corp.	56,000	196
Toyobo Co. Ltd.	147,000	193
Gurunavi Inc.	9,500	192
ABC-Mart Inc.	3,500	191
OKUMA Corp.	25,000	190
^ Okamoto Industries Inc.	23,000	189
United Arrows Ltd.	3,900	189
Japan Steel Works Ltd.	59,000	188
Nipro Corp.	18,800	187
Ain Holdings Inc.	4,100	186
Nippon Gas Co. Ltd.	8,300	185
Tokyo Ohka Kogyo Co. Ltd.	5,900	184
Mitsubishi Pencil Co. Ltd.	4,000	184
Shimachu Co. Ltd.	8,100	184
Chiyoda Corp.	25,000	183
Meitec Corp.	5,400	182
Fuyo General Lease Co. Ltd.	3,700	182

*,^ euglena Co. Ltd.		12,700	182
	San-In Godo Bank Ltd.	25,000	181
	Arcs Co. Ltd.	8,700	176
	San-A Co. Ltd.	3,800	175
	Jafco Co. Ltd.	5,400	175
	Nagase & Co. Ltd.	14,600	175
	Nippon Flour Mills Co. Ltd.	24,000	175
	OSG Corp.	10,500	175
	Aica Kogyo Co. Ltd.	9,100	174
	Hitachi Zosen Corp.	34,000	173
	Tokyo Dome Corp.	36,000	172
	HIS Co. Ltd.	5,800	172
	MOS Food Services Inc.	6,200	172
	Maeda Road Construction Co. Ltd.	11,000	172
	DMG Mori Co. Ltd.	17,700	172
	Kanamoto Co. Ltd.	7,000	171
	NTT Urban Development Corp.	17,400	171
	Daiken Corp.	70,000	169
	Sangetsu Co. Ltd.	9,800	168
	Senshu Ikeda Holdings Inc.	41,100	168
	Canon Marketing Japan Inc.	9,300	168
	GMO internet Inc.	13,500	167
	Rock Field Co. Ltd.	6,500	167
	Itoham Foods Inc.	29,000	167
	Shinko Plantech Co. Ltd.	21,200	167
	Cocokara fine Inc.	4,000	166
	Japan Securities Finance Co. Ltd.	36,300	166
	Sanyo Special Steel Co. Ltd.	34,000	165
	Kokuyo Co. Ltd.	15,400	165
	Rengo Co. Ltd.	38,000	163
	Lintec Corp.	8,000	162
	North Pacific Bank Ltd.	52,400	161
	Tadano Ltd.	16,000	161
	Hyakujushi Bank Ltd.	49,000	159
	Anritsu Corp.	25,500	158
^	Kagome Co. Ltd.	9,000	155
	Morinaga Milk Industry Co. Ltd.	34,000	155
	Tokyo TY Financial Group Inc.	5,049	155
	Nippon Seiki Co. Ltd.	7,000	154
	Bank of Nagoya Ltd.	44,000	152
	Sakata Seed Corp.	6,200	151
	SMS Co. Ltd.	7,700	150
	ADEKA Corp.	11,000	150
	Nippon Steel & Sumikin Bussan Corp.	46,000	149
	Iwatani Corp.	29,000	149
	Yamato Kogyo Co. Ltd.	6,300	149
	United Super Markets Holdings Inc.	16,160	149
	Tokai Rika Co. Ltd.	6,000	148
	Senko Co. Ltd.	23,000	147
*	Dexerials Corp.	14,800	146
	Mitsui Engineering & Shipbuilding Co. Ltd.	105,000	146
	Toagosei Co. Ltd.	17,500	146
*,^ Aiful Corp.		46,300	146
	Japan Petroleum Exploration Co. Ltd.	5,600	145
	ASKUL Corp.	4,500	145
	Tokyo Steel Manufacturing Co. Ltd.	20,500	145
	Nishimatsu Construction Co. Ltd.	40,000	145

Mochida Pharmaceutical Co. Ltd.	1,871	145
Takeuchi Manufacturing Co. Ltd.	9,200	144
^ Zojirushi Corp.	10,000	143
Token Corp.	1,900	143
Hokuto Corp.	7,400	142
Autobacs Seven Co. Ltd.	8,100	142
Kuroda Electric Co. Ltd.	8,700	141
Nanto Bank Ltd.	48,000	140
* Japan Display Inc.	60,300	140
Okasan Securities Group Inc.	25,000	139
Kasai Kogyo Co. Ltd.	10,600	139
Nihon Parkerizing Co. Ltd.	14,400	137
Miura Co. Ltd.	10,200	136
Elematec Corp.	6,800	136
^ EDION Corp.	18,100	136
COLOPL Inc.	7,000	135
Nisshin Steel Co. Ltd.	14,200	135
Matsuya Foods Co. Ltd.	5,600	133
Mitsui Mining & Smelting Co. Ltd.	84,000	133
Itochu Techno-Solutions Corp.	8,100	132
Nippon Soda Co. Ltd.	24,000	129
Hioki EE Corp.	7,000	129
Aeon Delight Co. Ltd.	3,900	129
Itochu-Shokuhin Co. Ltd.	3,700	128
NOF Corp.	18,000	128
Kumagai Gumi Co. Ltd.	43,000	127
Earth Chemical Co. Ltd.	3,300	126
Asahi Diamond Industrial Co. Ltd.	12,600	125
^ Daio Paper Corp.	14,000	125
Toyo Ink SC Holdings Co. Ltd.	33,000	124
Saizeriya Co. Ltd.	5,900	124
Royal Holdings Co. Ltd.	6,700	124
Oki Electric Industry Co. Ltd.	111,000	124
Central Glass Co. Ltd.	23,000	123
Toei Co. Ltd.	13,000	122
* Nippon Sheet Glass Co. Ltd.	165,742	122
Topre Corp.	5,500	121
Fujitsu General Ltd.	9,000	121
Hokuetsu Kishu Paper Co. Ltd.	19,900	121
Kyowa Exeo Corp.	11,700	120
Takasago Thermal Engineering Co. Ltd.	9,000	120
Pasona Group Inc.	18,500	120
Kyudenko Corp.	6,000	120
Ship Healthcare Holdings Inc.	5,000	119
Inaba Denki Sangyo Co. Ltd.	3,800	119
Keihin Corp.	7,500	118
Hyakugo Bank Ltd.	28,000	118
Sumitomo Bakelite Co. Ltd.	31,000	118
Taiyo Holdings Co. Ltd.	3,500	118
Daikyonishikawa Corp.	7,200	117
Paramount Bed Holdings Co. Ltd.	3,400	117
ST Corp.	12,600	117
Fuji Oil Holdings Inc.	7,100	116
Takuma Co. Ltd.	15,000	116
Taikisha Ltd.	5,400	116
Fukuda Corp.	13,000	113
Fuji Kyuko Co. Ltd.	11,000	113

Next Co. Ltd.	10,800	113
Fukui Bank Ltd.	60,000	112
Japan Aviation Electronics Industry Ltd.	11,000	111
Kissei Pharmaceutical Co. Ltd.	4,848	111
^ NIFTY Corp.	12,000	111
Okumura Corp.	21,000	110
Descente Ltd.	7,200	110
AOKI Holdings Inc.	8,800	109
Benefit One Inc.	5,100	109
SKY Perfect JSAT Holdings Inc.	19,100	108
Kisoji Co. Ltd.	6,000	107
Senshukai Co. Ltd.	17,000	107
^ Wacom Co. Ltd.	28,000	107
Futaba Corp.	8,400	107
Adastria Co. Ltd.	1,770	106
^ COOKPAD Inc.	8,100	106
Ryosan Co. Ltd.	3,900	106
Starts Corp. Inc.	5,400	105
Tokyo Seimitsu Co. Ltd.	4,900	105
Nippon Light Metal Holdings Co. Ltd.	60,700	105
Fujitec Co. Ltd.	11,100	105
Amano Corp.	7,900	104
Kusuri No Aoki Co. Ltd.	2,400	104
Sekisui Jushi Corp.	8,600	104
Matsui Securities Co. Ltd.	11,900	103
Furukawa Co. Ltd.	58,000	103
Internet Initiative Japan Inc.	5,400	102
Jeol Ltd.	18,000	102
Valor Holdings Co. Ltd.	4,700	102
Siix Corp.	3,500	101
Kyoei Steel Ltd.	5,800	101
Sankyo Seiko Co. Ltd.	28,400	101
Yaoko Co. Ltd.	2,400	101
Monex Group Inc.	39,500	100
Topy Industries Ltd.	50,000	100
IBJ Leasing Co. Ltd.	5,200	100
Katakura Industries Co. Ltd.	10,200	99
Kumiai Chemical Industry Co. Ltd.	9,000	99
Maeda Corp.	16,000	99
Sankyo Tateyama Inc.	8,200	98
Kadokawa Dwango Corp.	6,636	98
Colowide Co. Ltd.	7,000	98
Seiren Co. Ltd.	9,400	98
FCC Co. Ltd.	4,400	98
Kita-Nippon Bank Ltd.	3,700	98
Matsuda Sangyo Co. Ltd.	8,300	97
Fuji Machine Manufacturing Co. Ltd.	10,100	97
Nissan Shatai Co. Ltd.	10,000	97
Dip Corp.	4,500	97
Hitachi Kokusai Electric Inc.	8,000	96
Mizuno Corp.	20,000	96
* Pioneer Corp.	41,100	96
Asatsu-DK Inc.	4,400	96
Aida Engineering Ltd.	10,500	96
Nagatanien Holdings Co. Ltd.	11,000	96
Foster Electric Co. Ltd.	4,400	95
Onoken Co. Ltd.	10,500	95

	Zenrin Co. Ltd.	4,600	95
	Toho Bank Ltd.	28,000	95
	Nichiden Corp.	4,000	95
	Open House Co. Ltd.	5,000	94
	Yamanashi Chuo Bank Ltd.	20,000	94
*	Cosmo Energy Holdings Co. Ltd.	8,500	94
	Fuji Seal International Inc.	3,100	94
	Chukyo Bank Ltd.	52,000	94
	Doshisha Co. Ltd.	4,700	93
	Fukushima Industries Corp.	4,300	93
*,^ Tokuyama Corp.		47,000	93
	SHO-BOND Holdings Co. Ltd.	2,700	93
	Kanto Denka Kogyo Co. Ltd.	12,000	93
	Hanwa Co. Ltd.	22,000	92
	Sanken Electric Co. Ltd.	29,000	92
	Morita Holdings Corp.	9,000	91
	ESPEC Corp.	7,500	91
	Unipres Corp.	4,300	91
	Life Corp.	4,100	91
	Takara Leben Co. Ltd.	17,600	91
	Heiwado Co. Ltd.	4,400	90
	FIDEA Holdings Co. Ltd.	44,900	90
	Yoshinoya Holdings Co. Ltd.	7,400	90
	Hokkoku Bank Ltd.	32,000	90
	J Trust Co. Ltd.	12,700	90
	Nagaileben Co. Ltd.	5,600	89
	Meidensha Corp.	23,000	89
	Nippo Corp.	6,000	89
	Noevir Holdings Co. Ltd.	3,200	88
	NET One Systems Co. Ltd.	15,600	88
	Fuji Media Holdings Inc.	7,800	88
	Ichiyoshi Securities Co. Ltd.	9,400	87
	UACJ Corp.	40,000	87
	Axial Retailing Inc.	2,699	87
*	Tokyo Rope Manufacturing Co. Ltd.	63,000	87
	Nomura Co. Ltd.	6,600	86
	NS Solutions Corp.	3,800	86
	Dydo Drinco Inc.	1,900	86
	Nitto Kohki Co. Ltd.	4,500	86
	Makino Milling Machine Co. Ltd.	13,000	86
	San-Ai Oil Co. Ltd.	11,000	85
	Accordia Golf Co. Ltd.	9,200	85
	Osaka Soda Co. Ltd.	22,000	84
	Nachi-Fujikoshi Corp.	22,000	84
	NEC Networks & System Integration Corp.	5,100	84
	Ricoh Leasing Co. Ltd.	2,700	84
	Toridoll.corp	4,600	84
	Saibu Gas Co. Ltd.	38,000	84
	Toshiba TEC Corp.	26,000	84
	Sanshin Electronics Co. Ltd.	8,600	83
	Aomori Bank Ltd.	28,000	83
	Obara Group Inc.	2,400	83
	TPR Co. Ltd.	3,100	83
	Trusco Nakayama Corp.	2,300	82
	Okamura Corp.	9,000	82
^	Jin Co. Ltd.	1,900	82
	Onward Holdings Co. Ltd.	13,000	82

	Sintokogio Ltd.	10,800	81
	Nissin Electric Co. Ltd.	9,000	81
	Seiko Holdings Corp.	17,000	81
	Shinmaywa Industries Ltd.	10,000	81
	Tokyu Construction Co. Ltd.	11,900	80
	Nikkiso Co. Ltd.	12,100	80
	Kura Corp.	1,900	80
	Komori Corp.	7,100	80
	Milbon Co. Ltd.	2,200	80
*,^ Nippon Sharyo Ltd.		40,000	80
	Alpine Electronics Inc.	7,000	80
	Kyokuyo Co. Ltd.	35,000	79
	Toppan Forms Co. Ltd.	6,600	79
	Qol Co. Ltd.	5,400	79
	Kinugawa Rubber Industrial Co. Ltd.	15,000	79
	Advan Co. Ltd.	8,200	78
	NSD Co. Ltd.	5,390	78
	Ashikaga Holdings Co. Ltd.	23,200	78
*	Orient Corp.	41,500	78
	Bank of Iwate Ltd.	2,000	78
	Mandom Corp.	1,900	78
	Nippon Densetsu Kogyo Co. Ltd.	4,000	78
	UKC Holdings Corp.	3,700	77
	HI-LEX Corp.	2,800	77
	Nissin Kogyo Co. Ltd.	5,500	77
	Hitachi Transport System Ltd.	4,700	77
	Tokyo Broadcasting System Holdings Inc.	5,000	76
	Tokyo Electron Device Ltd.	5,800	76
	Tosho Co. Ltd.	2,600	76
	DCM Holdings Co. Ltd.	10,500	76
	Nissha Printing Co. Ltd.	4,200	76
	TSI Holdings Co. Ltd.	10,500	75
	Warabeya Nichiyo Co. Ltd.	3,600	75
	Aisan Industry Co. Ltd.	7,900	75
	Seikagaku Corp.	5,200	75
	Atom Corp.	13,249	75
	Toyo Kanetsu KK	36,000	75
	Bank of Okinawa Ltd.	2,100	75
	kabu.com Securities Co. Ltd.	24,800	75
^	Tekken Corp.	31,000	75
	Exedy Corp.	3,200	75
	Fujicco Co. Ltd.	4,000	74
^	Financial Products Group Co. Ltd.	9,300	74
*	Macnica Fuji Electronics Holdings Inc.	6,000	74
	Eiken Chemical Co. Ltd.	3,500	74
	Sumitomo Mitsui Construction Co. Ltd.	89,300	74
	Yamagata Bank Ltd.	19,000	73
	Kansai Urban Banking Corp.	7,000	73
	TKC Corp.	3,000	73
	Marusan Securities Co. Ltd.	7,200	73
	Taihei Dengyo Kaisha Ltd.	7,000	73
	Kameda Seika Co. Ltd.	1,749	73
	Ihara Chemical Industry Co. Ltd.	5,900	72
	TOKAI Holdings Corp.	15,400	72
	KYB Corp.	25,000	72
	Toyo Corp.	7,800	72
	Japan Digital Laboratory Co. Ltd.	5,400	72

Sakai Moving Service Co. Ltd.	3,000	72
Koei Tecmo Holdings Co. Ltd.	4,800	72
Trancom Co. Ltd.	1,200	72
Kanematsu Corp.	45,000	72
Ines Corp.	7,400	71
Create SD Holdings Co. Ltd.	3,300	71
^ Kobe Bussan Co. Ltd.	3,000	71
Yamazen Corp.	8,500	71
Create Restaurants Holdings Inc.	2,800	71
Takara Standard Co. Ltd.	10,000	71
Yushin Precision Equipment Co. Ltd.	4,400	71
Optex Co. Ltd.	2,800	71
Maruha Nichiro Corp.	3,700	70
Bank of Saga Ltd.	34,000	70
Kamei Corp.	7,500	70
Prima Meat Packers Ltd.	26,000	70
As One Corp.	2,000	70
Daiseki Co. Ltd.	4,500	70
Futaba Industrial Co. Ltd.	16,800	70
Aichi Steel Corp.	18,000	70
Chiyoda Co. Ltd.	2,500	70
Tomy Co. Ltd.	11,100	69
ZERIA Pharmaceutical Co. Ltd.	5,900	69
Hosiden Corp.	14,400	69
Daihen Corp.	13,000	69
Bank of the Ryukyus Ltd.	5,300	68
Sakai Chemical Industry Co. Ltd.	22,000	68
Totetsu Kogyo Co. Ltd.	2,800	68
Kureha Corp.	19,000	67
Mani Inc.	4,200	67
^ OSAKA Titanium Technologies Co. Ltd.	4,100	67
TOC Co. Ltd.	8,400	67
Tochigi Bank Ltd.	14,000	67
^ Gulliver International Co. Ltd.	6,100	66
Yorozu Corp.	3,100	66
Bunka Shutter Co. Ltd.	8,000	66
PALTAC Corp.	3,800	66
Sanyo Shokai Ltd.	26,000	66
Chiyoda Integre Co. Ltd.	2,600	66
Toyo Construction Co. Ltd.	14,700	66
Komeri Co. Ltd.	3,300	66
Kintetsu World Express Inc.	4,000	66
Sogo Medical Co. Ltd.	1,800	65
Sanki Engineering Co. Ltd.	8,000	65
Hibiya Engineering Ltd.	5,100	65
Kurabo Industries Ltd.	38,000	65
Chudenko Corp.	3,000	65
Jaccs Co. Ltd.	19,000	64
Fuji Co. Ltd.	3,400	64
Mitsuba Corp.	4,600	64
* KNT-CT Holdings Co. Ltd.	37,000	64
Showa Corp.	7,200	63
Goldwin Inc.	1,400	63
Japan Wool Textile Co. Ltd.	9,000	63
Tosei Corp.	10,200	63
Asahi Holdings Inc.	4,300	63
Canon Electronics Inc.	4,300	63

Nippon Signal Company Ltd.	6,500	62
Toa Corp. (Tokyo Shares 1885)	24,000	62
Okinawa Electric Power Co. Inc.	2,550	62
Daiwabo Holdings Co. Ltd.	33,000	62
Sumitomo Warehouse Co. Ltd.	12,000	62
Ryobi Ltd.	15,000	62
Towa Pharmaceutical Co. Ltd.	1,100	61
Chiba Kogyo Bank Ltd.	12,200	61
Hokuetsu Bank Ltd.	31,000	61
Belluna Co. Ltd.	11,900	61
Kandenko Co. Ltd.	10,000	61
^ Ci:z Holdings Co. Ltd.	3,600	61
Riso Kagaku Corp.	4,400	61
Fujita Kanko Inc.	13,000	61
*,^ Laox Co. Ltd.	39,000	60
Max Co. Ltd.	6,000	60
Shikoku Chemicals Corp.	7,000	60
Nippon Thompson Co. Ltd.	15,000	60
Ichibanya Co. Ltd.	1,200	60
Shikoku Bank Ltd.	29,000	60
Akita Bank Ltd.	20,000	59
St. Marc Holdings Co. Ltd.	2,200	59
SMK Corp.	12,000	59
Clarion Co. Ltd.	17,000	59
Yondoshi Holdings Inc.	2,600	59
Noritz Corp.	3,800	59
Daibiru Corp.	7,300	59
Nishimatsuya Chain Co. Ltd.	6,800	59
Plenus Co. Ltd.	3,800	59
Nitta Corp.	2,300	59
TV Asahi Holdings Corp.	3,200	58
Nohmi Bosai Ltd.	5,000	58
Tsukui Corp.	5,300	58
Ringer Hut Co. Ltd.	2,800	58
Aichi Bank Ltd.	1,200	58
Tocalo Co. Ltd.	3,000	57
Nitto Boseki Co. Ltd.	19,000	57
Piolax Inc.	1,100	57
Tokai Carbon Co. Ltd.	21,000	57
Daiho Corp.	12,000	57
Eighteenth Bank Ltd.	21,000	57
*,^ Toho Titanium Co. Ltd.	7,300	56
Nitto Kogyo Corp.	3,400	56
Sakata INX Corp.	5,900	56
Takaoka Toko Co. Ltd.	4,800	56
Joyful Honda Co. Ltd.	2,894	56
Itochu Enex Co. Ltd.	7,300	56
OBIC Business Consultants Co. Ltd.	1,400	56
Shima Seiki Manufacturing Ltd.	3,600	56
Chugoku Marine Paints Ltd.	8,000	56
EPS Holdings Inc.	5,100	56
Yodogawa Steel Works Ltd.	3,000	56
Miyazaki Bank Ltd.	20,000	56
Shizuoka Gas Co. Ltd.	8,400	55
JVC Kenwood Corp.	23,600	55
Mirait Holdings Corp.	7,100	55
Tsugami Corp.	15,000	55

Tokyotokeiba Co. Ltd.	25,000	55
Tv Tokyo Holdings Corp.	3,000	55
^ Marvelous Inc.	7,600	55
Nichiha Corp.	3,800	55
Showa Sangyo Co. Ltd.	14,000	55
Nissin Corp.	19,000	55
Mitsui Sugar Co. Ltd.	12,000	55
Eizo Corp.	2,300	55
Inabata & Co. Ltd.	5,700	55
* Toyo Engineering Corp.	22,000	55
Vital KSK Holdings Inc.	7,200	54
Transcosmos Inc.	2,200	54
Hogy Medical Co. Ltd.	1,100	54
Sanyo Chemical Industries Ltd.	7,000	54
Mitsubishi Shokuhin Co. Ltd.	2,300	54
Higashi-Nippon Bank Ltd.	19,000	54
DTS Corp.	2,600	54
Fancl Corp.	4,100	54
Dunlop Sports Co. Ltd.	8,000	54
TOMONY Holdings Inc.	15,700	54
Elecom Co. Ltd.	4,400	54
Sumitomo Riko Co. Ltd.	5,900	54
Yurtec Corp.	7,000	54
Itoki Corp.	7,900	53
Sodick Co. Ltd.	8,000	53
Musashi Seimitsu Industry Co. Ltd.	2,600	52
Kitagawa Iron Works Co. Ltd.	28,000	52
Oita Bank Ltd.	15,000	52
Mitsuboshi Belting Ltd.	7,000	52
Unizo Holdings Co. Ltd.	1,400	52
Hitachi Koki Co. Ltd.	8,100	51
ASKA Pharmaceutical Co. Ltd.	5,100	51
Nichicon Corp.	7,300	50
Koa Corp.	6,400	50
Xebio Holdings Co. Ltd.	2,800	49
Tokyo Energy & Systems Inc.	6,000	49
Star Micronics Co. Ltd.	4,500	49
Sanden Holdings Corp.	18,000	49
Toa Corp. (Tokyo Shares 6809)	4,900	49
Union Tool Co.	2,000	49
Eagle Industry Co. Ltd.	2,900	49
Enplas Corp.	1,400	49
Tachi-S Co. Ltd.	3,200	49
Nichias Corp.	8,000	49
Raito Kogyo Co. Ltd.	5,600	49
Takiron Co. Ltd.	10,000	49
Takasago International Corp.	2,200	49
Belc Co. Ltd.	1,300	49
Fujimi Inc.	3,800	49
Hitachi Maxell Ltd.	3,300	48
* Unitika Ltd.	115,000	48
^ Keiyo Co. Ltd.	11,400	48
Fujimori Kogyo Co. Ltd.	2,000	48
Mars Engineering Corp.	2,800	48
^ Nihon Unisys Ltd.	4,500	48
T-Gaia Corp.	4,400	48
Minato Bank Ltd.	29,000	48

	OSJB Holdings Corp.	25,600	47
	Aiphone Co. Ltd.	2,900	47
	Mitsumi Electric Co. Ltd.	9,900	47
	Oyo Corp.	4,800	47
	JCR Pharmaceuticals Co. Ltd.	2,200	47
	Shindengen Electric Manufacturing Co. Ltd.	13,000	47
	Sanyo Denki Co. Ltd.	9,000	47
	Tsukishima Kikai Co. Ltd.	5,000	46
	Tokai Corp.	1,700	46
	J-Oil Mills Inc.	16,000	46
	Nippon Koei Co. Ltd.	13,000	46
*	Ishihara Sangyo Kaisha Ltd.	61,000	46
	BML Inc.	1,500	46
	CKD Corp.	4,900	46
	Doutor Nichires Holdings Co. Ltd.	3,000	46
	Gree Inc.	10,300	45
	Tsurumi Manufacturing Co. Ltd.	3,000	45
	Noritake Co. Ltd.	21,000	45
	Tamura Corp.	17,000	45
*,^ Livesense Inc.		16,900	45
	JSP Corp.	2,300	45
	Shinwa Co. Ltd.	3,600	45
	Sac's Bar Holdings Inc.	3,000	45
	Tonami Holdings Co. Ltd.	16,000	44
	Michinoku Bank Ltd.	27,000	44
	Justsystems Corp.	6,000	44
	Mitani Corp.	1,731	44
	Kitz Corp.	9,800	44
	Goldcrest Co. Ltd.	2,600	44
	Sato Holdings Corp.	2,100	43
	Wowow Inc.	1,800	43
	Ryoyo Electro Corp.	4,300	43
	Iino Kaiun Kaisha Ltd.	11,400	42
	Toshiba Plant Systems & Services Corp.	3,600	42
	Nippon Synthetic Chemical Industry Co. Ltd.	6,000	42
	Geo Holdings Corp.	2,700	42
	Toko Inc.	13,000	42
	Nippon Carbon Co. Ltd.	21,000	42
	Yokohama Reito Co. Ltd.	4,700	41
	Maeda Kosen Co. Ltd.	4,300	41
	Kato Works Co. Ltd.	11,000	41
	Sumitomo Densetsu Co. Ltd.	3,400	41
	Oiles Corp.	2,760	41
	Mito Securities Co. Ltd.	12,000	41
	Daido Metal Co. Ltd.	5,000	41
	Avex Group Holdings Inc.	3,600	41
	Matsuya Co. Ltd.	5,100	41
	Shinko Electric Industries Co. Ltd.	6,600	40
	Sinfonia Technology Co. Ltd.	28,000	40
	Yahagi Construction Co. Ltd.	6,400	40
	Shibuya Corp.	3,200	40
	C Uyemura & Co. Ltd.	1,000	40
	Heiwa Real Estate Co. Ltd.	3,800	39
	Nishio Rent All Co. Ltd.	1,500	39
	Jimoto Holdings Inc.	25,700	39
^	Juki Corp.	4,800	39
	Yomiuri Land Co. Ltd.	11,000	38

^	Zuiko Corp.	1,100	38
	Tosho Printing Co. Ltd.	9,000	38
	Fujibo Holdings Inc.	22,000	38
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	38
	Riken Corp.	11,000	37
	Pal Co. Ltd.	1,800	37
	Namura Shipbuilding Co. Ltd.	5,100	37
	Kato Sangyo Co. Ltd.	1,500	37
	YAMABIKO Corp.	5,200	37
	Nihon Nohyaku Co. Ltd.	6,000	37
	PanaHome Corp.	5,000	36
	Yokogawa Bridge Holdings Corp.	4,000	36
	Iseki & Co. Ltd.	26,000	36
	F@N Communications Inc.	5,600	35
	Okabe Co. Ltd.	4,900	35
	Maruzen Showa Unyu Co. Ltd.	10,000	35
	Toyo Tanso Co. Ltd.	2,500	35
	Konoike Transport Co. Ltd.	2,800	35
	Sumitomo Seika Chemicals Co. Ltd.	6,000	35
	Kitano Construction Corp.	14,000	35
*,^ Pacific Metals Co. Ltd.		14,000	34
^	Modec Inc.	2,900	34
	Teikoku Sen-I Co. Ltd.	3,200	34
	Fudo Tetra Corp.	31,300	34
	Torii Pharmaceutical Co. Ltd.	1,500	34
	Daikyo Inc.	21,000	34
	Pacific Industrial Co. Ltd.	3,300	34
	Furuno Electric Co. Ltd.	5,100	34
	Fuji Soft Inc.	1,500	34
	Sumitomo Real Estate Sales Co. Ltd.	1,600	34
	Meisei Industrial Co. Ltd.	9,000	34
	Yonekyu Corp.	1,600	33
	Mitsui-Soko Holdings Co. Ltd.	12,000	33
	KFC Holdings Japan Ltd.	2,000	33
	Maruwa Co. Ltd.	1,500	33
	Hiday Hidaka Corp.	960	32
	Roland DG Corp.	1,600	32
	Tatsuta Electric Wire and Cable Co. Ltd.	9,200	31
	Hamakyorex Co. Ltd.	1,800	31
	Kyokuto Securities Co. Ltd.	2,700	31
^	Sun Frontier Fudousan Co. Ltd.	3,600	31
	Toho Zinc Co. Ltd.	15,000	30
	Sanyo Electric Railway Co. Ltd.	7,907	30
	AOI Electronics Co. Ltd.	1,300	30
	Kobelco Eco-Solutions Co. Ltd.	8,000	30
*,^ WATAMI Co. Ltd.		4,300	30
	Wakita & Co. Ltd.	4,000	30
^	Japan Cash Machine Co. Ltd.	3,600	30
	Nippon Denko Co. Ltd.	18,500	30
	Broadleaf Co. Ltd.	3,200	30
	Arcland Sakamoto Co. Ltd.	1,400	30
	Nippon Chemi-Con Corp.	19,000	29
	Nisshin Oillio Group Ltd.	7,000	29
	Relia Inc.	3,300	29
	Round One Corp.	5,900	29
	Showa Aircraft Industry Co. Ltd.	3,000	29
^	S Foods Inc.	1,400	28

	Press Kogyo Co. Ltd.	7,000	28
*	Kappa Create Co. Ltd.	2,800	28
	Denki Kogyo Co. Ltd.	7,000	28
	Gunze Ltd.	10,000	28
	Bando Chemical Industries Ltd.	7,000	28
	Nihon Trim Co. Ltd.	800	28
	Toshiba Machine Co. Ltd.	9,000	28
	Daisan Bank Ltd.	20,000	27
	Tamron Co. Ltd.	1,900	27
*	SWCC Showa Holdings Co. Ltd.	52,000	27
*,^ KLab Inc.		4,300	27
	Happinet Corp.	3,000	27
	Mitsubishi Nichiyu Forklift Co. Ltd.	6,600	26
	Marudai Food Co. Ltd.	7,000	26
	Key Coffee Inc.	1,600	26
^	Jamco Corp.	1,100	25
	Yellow Hat Ltd.	1,300	25
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,000	25
	Gecoss Corp.	3,200	25
	Ehime Bank Ltd.	12,000	24
	Ohsho Food Service Corp.	700	24
	Joshin Denki Co. Ltd.	3,000	24
	Tabuchi Electric Co. Ltd.	4,200	24
	Towa Bank Ltd.	30,000	24
	Takamatsu Construction Group Co. Ltd.	1,200	23
	Nichii Gakkan Co.	3,200	23
	Ateam Inc.	1,600	23
^	Akebono Brake Industry Co. Ltd.	10,700	22
^	Megachips Corp.	2,500	22
	Starzen Co. Ltd.	800	22
	Future Architect Inc.	3,200	21
*	Janome Sewing Machine Co. Ltd.	3,800	21
	Chugai Ro Co. Ltd.	11,000	21
	Hokkaido Gas Co. Ltd.	9,000	21
	Chofu Seisakusho Co. Ltd.	1,000	21
*,^ Takata Corp.		3,700	20
*	Nippon Yakin Kogyo Co. Ltd.	19,500	20
	ValueCommerce Co. Ltd.	5,000	19
^	Japan Drilling Co. Ltd.	900	19
	Okuwa Co. Ltd.	2,000	18
	Mitsui High-Tec Inc.	3,500	18
^	Nissei ASB Machine Co. Ltd.	1,000	17
	NS United Kaiun Kaisha Ltd.	11,000	17
	Chuetsu Pulp & Paper Co. Ltd.	10,000	16
	Zuken Inc.	1,600	15
^	Funai Electric Co. Ltd.	2,000	14
	Aderans Co. Ltd.	2,000	10
*,^ Sanix Inc.		4,500	6
	Honeys Co. Ltd.	60	1
			682,492
Malaysia (0.4%)
	Public Bank Bhd. (Local)	596,700	2,648
	Tenaga Nasional Bhd.	687,050	2,254
	Malayan Banking Bhd.	973,915	2,017
	CIMB Group Holdings Bhd.	1,198,242	1,202
	Sime Darby Bhd.	595,300	1,157
	Axiata Group Bhd.	829,366	1,123

IHH Healthcare Bhd.	632,000	999
Petronas Chemicals Group Bhd.	557,989	969
IOI Corp. Bhd.	719,340	843
DiGi.Com Bhd.	710,900	837
Genting Bhd.	435,500	828
Petronas Gas Bhd.	128,400	711
Maxis Bhd.	470,600	650
MISC Bhd.	290,256	615
Kuala Lumpur Kepong Bhd.	101,700	587
IJM Corp. Bhd.	652,020	543
Genting Malaysia Bhd.	496,100	535
AMMB Holdings Bhd.	500,600	527
Gamuda Bhd.	438,000	483
SapuraKencana Petroleum Bhd.	858,895	393
PPB Group Bhd.	97,700	391
British American Tobacco Malaysia Bhd.	26,700	373
Petronas Dagangan Bhd.	58,600	361
2 Astro Malaysia Holdings Bhd.	526,687	355
Dialog Group Bhd.	837,748	320
Hong Leong Bank Bhd.	99,800	315
Telekom Malaysia Bhd.	200,800	315
YTL Corp. Bhd.	818,966	308
Yinson Holdings Bhd.	452,600	297
My EG Services Bhd.	501,800	277
Felda Global Ventures Holdings Bhd.	630,500	263
Bumi Armada Bhd.	969,150	244
Sunway REIT	684,100	242
HAP Seng Consolidated Bhd.	137,400	238
Top Glove Corp. Bhd.	181,800	238
IOI Properties Group Bhd.	447,897	231
Malaysia Airports Holdings Bhd.	162,300	227
KPJ Healthcare Bhd.	216,100	225
Kossan Rubber Industries	128,900	221
Malakoff Corp. Bhd.	557,800	218
QL Resources Bhd.	197,500	217
UMW Holdings Bhd.	121,600	206
Berjaya Sports Toto Bhd.	272,531	205
Bursa Malaysia Bhd.	99,300	200
YTL Power International Bhd.	554,718	197
BIMB Holdings Bhd.	223,300	187
Westports Holdings Bhd.	188,600	185
Alliance Financial Group Bhd.	213,600	176
Genting Plantations Bhd.	58,800	162
TIME dotCom Bhd.	86,600	159
RHB Capital Bhd.	116,200	153
Inari Amertron Bhd.	189,825	148
Hartalega Holdings Bhd.	111,400	145
Cahya Mata Sarawak Bhd.	115,100	143
Lafarge Malaysia Bhd.	64,200	142
* Eco World Development Group Bhd.	432,600	135
KLCCP Stapled Group	73,300	124
TSH Resources Bhd.	249,750	122
Sunway Bhd.	167,443	119
Kulim Malaysia Bhd.	123,800	113
WCT Holdings Bhd.	264,420	105
* KNM Group Bhd.	876,800	105
Media Prima Bhd.	339,000	105

Berjaya Corp. Bhd.	1,062,000	94
Wah Seong Corp. Bhd.	435,774	89
Hong Leong Financial Group Bhd.	25,942	87
* UMW Oil & Gas Corp. Bhd.	348,300	86
Pavilion REIT	203,500	78
Unisem M Bhd.	143,400	68
SP Setia Bhd Group	95,600	67
* Perisai Petroleum Teknologi Bhd.	951,000	66
MMC Corp. Bhd.	144,100	64
Muhibbah Engineering M Bhd.	115,500	63
AirAsia Bhd.	182,000	63
Mah Sing Group Bhd.	189,250	58
UOA Development Bhd.	104,800	52
OSK Holdings Bhd.	139,400	52
Berjaya Auto Bhd.	97,020	51
Dayang Enterprise Holdings Bhd.	177,900	49
UEM Sunrise Bhd.	200,900	48
Supermax Corp. Bhd.	58,600	42
Pos Malaysia Bhd.	74,800	41
Puncak Niaga Holdings Bhd.	140,200	38
Capitaland Malaysia Mall Trust	108,600	38
DRB-Hicom Bhd.	145,200	37
TA Enterprise Bhd.	271,300	34
* Eastern & Oriental Bhd.	92,004	32
* MPHB Capital Bhd.	92,000	32
Malaysian Resources Corp. Bhd.	107,900	31
Malaysia Building Society Bhd.	81,400	28
IGB Corp. Bhd.	50,684	28
CB Industrial Product Holding Bhd.	55,852	27
Datasonic Group Bhd.	87,200	26
Gas Malaysia Bhd.	44,800	25
Coastal Contracts Bhd.	47,000	18
* Parkson Holdings Bhd.	77,669	18
* Mudajaya Group Bhd.	61,100	18
* Scomi Group Bhd.	411,000	16
* Mulpha International Bhd.	251,200	15
Jaya Tiasa Holdings Bhd.	32,057	11
* Malaysia Marine and Heavy Engineering Holdings Bhd.	25,400	6
* BIMB Holdings Bhd. Warrants Exp. 12/04/2023	63,800	4
* Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	28,250	3
* OSK Holdings Bhd. Warrants Exp. 07/22/2020	34,850	2
* WCT Holdings Bhd. Warrants Exp. 08/24/2020	52,360	2
* Sunway Construction Group Bhd.	5,294	2
* CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	15,733	1
* KNM Group BHD Warrants Exp. 04/21/2020	40,650	1
* Mah Sing Group Bhd. Warrants Exp. 03/18/2018	23,257	1
* Eastern & Oriental Bhd Warrants Exp. 07/21/2019	16,400	1
* Mah Sing Group Warrants Exp. 01/15/2026	15,015	1
		30,847
Mexico (0.5%)
Fomento Economico Mexicano SAB de CV	462,191	4,378
America Movil SAB de CV	5,845,294	4,122
Grupo Financiero Banorte SAB de CV	564,173	2,943
Grupo Televisa SAB	550,000	2,915
Wal-Mart de Mexico SAB de CV	1,150,800	2,892
Grupo Aeroportuario del Pacifico SAB de CV ADR	31,500	2,647
Grupo Mexico SAB de CV Class B	893,147	1,732

*	Cemex SAB de CV	3,251,569	1,470
*	Grupo Bimbo SAB de CV Class A	344,100	961
	Alfa SAB de CV Class A	491,600	914
	Fibra Uno Administracion SA de CV	443,940	890
	Industrias Penoles SAB de CV	80,825	766
	Grupo Financiero Inbursa SAB de CV	388,000	623
	Grupo Aeroportuario del Sureste SAB de CV Class B	45,131	617
	Gruma SAB de CV Class B	35,535	538
	Promotora y Operadora de Infraestructura SAB de CV	46,312	529
	Coca-Cola Femsa SAB de CV	71,700	504
	El Puerto de Liverpool SAB de CV	39,200	468
	Mexichem SAB de CV	224,384	463
	Grupo Financiero Santander Mexico SAB de CV Class B	292,365	450
	Alsea SAB de CV	116,400	412
	Kimberly-Clark de Mexico SAB de CV Class A	169,500	405
	Gentera SAB de CV	197,100	353
	Grupo Carso SAB de CV	80,000	322
	Grupo Aeroportuario del Pacifico SAB de CV Class B	37,900	318
	Arca Continental SAB de CV	46,800	280
*	Industrias CH SAB de CV Class B	85,150	249
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	46,600	217
	Grupo Elektra SAB DE CV	10,780	203
	Megacable Holdings SAB de CV	52,162	191
	Grupo Lala SAB de CV	78,900	187
*	Telesites SAB de CV	278,439	169
	Bolsa Mexicana de Valores SAB de CV	112,700	153
*,2 Nemak SAB de CV		119,300	152
	Mexico Real Estate Management SA de CV	122,200	144
	Infraestructura Energetica Nova SAB de CV	36,000	141
	Grupo Comercial Chedraui SA de CV	53,100	139
*	OHL Mexico SAB de CV	136,100	127
*	Grupo Aeromexico SAB de CV	50,300	110
*	Genomma Lab Internacional SAB de CV Class B	153,563	103
	Credito Real SAB de CV SOFOM ER	47,600	100
	Industrias Bachoco SAB de CV Class B	27,100	98
	Corp Inmobiliaria Vesta SAB de CV	67,400	97
	PLA Administradora Industrial S de RL de CV	55,286	88
*	Organizacion Soriana SAB de CV Class B	37,200	80
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	47,500	80
*	Unifin Financiera SAB de CV SOFOM ENR	27,100	79
	Alpek SAB de CV	59,100	76
*	La Comer SAB de CV	83,080	74
	Banregio Grupo Financiero SAB de CV	12,900	61
	TV Azteca SAB de CV	507,500	57
	Grupo Sanborns SAB de CV	37,600	49
*	Hoteles City Express SAB de CV	40,800	48
	Concentradora Fibra Danhos SA de CV	24,000	45
	Organizacion Cultiba SAB de CV	32,100	44
	Prologis Property Mexico SA de CV	28,800	42
	Grupo Financiero Interacciones SA de CV	7,400	40
	Concentradora Fibra Hotelera Mexicana SA de CV	52,200	40
	Grupo Herdez SAB de CV	16,100	38
*	Minera Frisco SAB de CV	81,563	36
*	Grupo Simec SAB de CV Class B	13,000	27
*	Empresas ICA SAB de CV	83,400	22
*	Qualitas Controladora SAB de CV	19,419	22
	Consorcio ARA SAB de CV	56,800	17

*	Arca Continental SAB de CV Rights Exp. 02/18/2016	2,506	—
			36,557
Netherlands (1.0%)
	Unilever NV	345,947	15,180
	ING Groep NV	852,612	9,713
	Koninklijke Philips NV	204,089	5,435
	ASLM Holdings NV (Amsterdam Shares)	58,780	5,395
	Koninklijke Ahold NV	232,429	5,258
	Unibail-Rodamco SE	19,967	5,033
	Heineken NV	40,766	3,540
	Aegon NV	547,054	3,094
	Akzo Nobel NV	47,806	3,067
	RELX NV	166,334	2,776
	Koninklijke KPN NV	619,873	2,399
	NN Group NV	59,388	2,012
	Wolters Kluwer NV	50,798	1,730
	Koninklijke DSM NV	31,836	1,543
	Heineken Holding NV	17,748	1,358
*	Altice NV Class A	87,564	1,263
	Randstad Holding NV	19,806	1,079
	Gemalto NV	15,537	934
*,2 ABN AMRO Group NV		40,812	851
	Delta Lloyd NV	127,388	754
^	ArcelorMittal	197,862	751
	TNT Express NV	87,333	745
	Koninklijke Vopak NV	12,836	558
	Boskalis Westminster	13,887	547
	Aalberts Industries NV	15,207	480
*	SBM Offshore NV	35,911	474
	ASLM Holdings (New York Shares)	4,475	411
	ASM International NV	10,155	404
	TKH Group NV	10,533	391
	Wereldhave NV	6,743	368
*	PostNL NV	91,852	334
*	Altice NV Class B	22,176	328
*	Fugro NV	22,086	325
	Eurocommercial Properties NV	6,705	293
	IMCD Group NV	8,063	286
*	Koninklijke BAM Groep NV	49,191	264
2	GrandVision NV	8,970	250
*	OCI NV	13,466	244
	USG People NV	12,833	240
*	APERAM SA	7,367	230
*	TomTom NV	20,252	210
	Corbion NV	8,357	186
*,2 Refresco Gerber NV		10,948	183
	Arcadis NV	10,737	144
	Vastned Retail NV	1,807	79
	Brunel International NV	4,071	68
	Koninklijke Ten Cate NV	2,228	63
	Accell Group	2,813	57
	NSI NV	13,998	57
	BinckBank NV	6,465	52
	Wessanen	4,624	39
			81,475

New Zealand (0.1%)
	Fletcher Building Ltd.	347,123	1,556
	Spark New Zealand Ltd.	366,959	803
	Fisher & Paykel Healthcare Corp. Ltd.	116,190	653
	Auckland International Airport Ltd.	140,672	507
	EBOS Group Ltd.	51,839	453
	Contact Energy Ltd.	126,962	379
	Ryman Healthcare Ltd.	66,162	345
	Z Energy Ltd.	73,595	321
	SKYCITY Entertainment Group Ltd.	77,786	236
*	Chorus Ltd.	87,985	215
	SKY Network Television Ltd.	65,167	194
	Mighty River Power Ltd.	110,267	190
	Kiwi Property Group Ltd.	205,279	183
*	a2 Milk Co. Ltd.	146,289	179
*	Xero Ltd.	15,682	171
	Infratil Ltd.	83,585	168
	Genesis Energy Ltd.	126,986	157
	Trade Me Group Ltd.	59,488	155
	Air New Zealand Ltd.	73,466	141
	Goodman Property Trust	146,920	120
	Summerset Group Holdings Ltd.	41,195	106
	Argosy Property Ltd.	106,763	79
	Freightways Ltd.	18,883	78
	Precinct Properties New Zealand Ltd.	87,309	70
	Nuplex Industries Ltd.	24,418	66
	Vector Ltd.	30,875	65
*	Diligent Corp.	16,234	63
	Vital Healthcare Property Trust	45,667	57
	Metlifecare Ltd.	14,922	43
	Heartland Bank Ltd.	52,255	42
	Kathmandu Holdings Ltd.	32,196	32
	TOWER Ltd.	26,604	31
	Warehouse Group Ltd.	18,061	31
			7,889
Norway (0.2%)
	DNB ASA	216,514	2,613
	Statoil ASA	190,340	2,605
	Telenor ASA	130,524	2,129
	Yara International ASA	33,262	1,261
*	Schibsted ASA Class B	37,930	1,067
	Orkla ASA	121,051	981
*	Storebrand ASA	212,178	864
	Marine Harvest ASA	52,553	716
	Norsk Hydro ASA	212,079	705
	Schibsted ASA Class A	23,102	678
*	Subsea 7 SA	84,374	505
	Gjensidige Forsikring ASA	27,772	442
	Petroleum Geo-Services ASA	101,552	310
2	Aker Solutions ASA	98,930	300
^	TGS Nopec Geophysical Co. ASA	15,938	231
	Salmar ASA	11,404	225
*,^ Seadrill Ltd.		101,666	219
	Kongsberg Gruppen ASA	11,677	186
2	BW LPG Ltd.	23,866	183
	Atea ASA	21,815	178
	SpareBank 1 SR-Bank ASA	42,291	175

	Veidekke ASA	13,234	166
*	Det Norske Oljeselskap ASA	26,429	161
	Bakkafrost P/F	4,781	159
2	XXL ASA	14,433	152
*	Fred Olsen Energy ASA	30,281	121
*,^ Nordic Semiconductor ASA		22,372	105
^	Opera Software ASA	19,169	98
*,^ DNO ASA		145,158	97
*	Norwegian Property ASA	96,123	96
2	Entra ASA	10,098	80
	SpareBank 1 SMN	14,608	79
	Ocean Yield ASA	10,516	73
	Hoegh LNG Holdings Ltd.	6,871	72
^	Prosafe SE	29,784	49
*	REC Silicon ASA	292,534	45
	Wilh Wilhelmsen ASA	10,986	41
	Aker ASA	2,156	38
	BW Offshore Ltd.	145,929	36
*	Norwegian Air Shuttle ASA	1,163	35
	Leroy Seafood Group ASA	710	27
	Austevoll Seafood ASA	4,106	26
*	Akastor ASA	17,120	17
			18,346
Other (0.1%)[3]
4	Vanguard FTSE Emerging Markets ETF	143,718	4,431

Pakistan (0.0%)
	Hub Power Co. Ltd.	164,500	160
	Lucky Cement Ltd.	34,400	159
	Engro Corp. Ltd.	54,700	139
	Fauji Fertilizer Co. Ltd.	120,900	128
	Oil & Gas Development Co. Ltd.	122,500	128
	Pakistan State Oil Co. Ltd.	30,400	93
	Pakistan Petroleum Ltd.	74,900	83
	United Bank Ltd.	58,100	80
			970
Peru (0.0%)
	Credicorp Ltd. (New York Shares)	7,505	760
	Credicorp Ltd.	3,045	307
*	Cia de Minas Buenaventura SAA ADR	60,183	241
			1,308
Philippines (0.2%)
	SM Investments Corp.	57,982	1,014
	SM Prime Holdings Inc.	1,514,950	678
	Semirara Mining & Power Corp. Class A	261,619	655
	Ayala Corp.	45,320	649
	Universal Robina Corp.	153,040	622
	Philippine Long Distance Telephone Co.	13,085	611
	Ayala Land Inc.	907,200	602
	BDO Unibank Inc.	275,270	592
	Bank of the Philippine Islands	280,595	517
	JG Summit Holdings Inc.	358,710	506
	First Philippine Holdings Corp.	411,810	483
	Aboitiz Equity Ventures Inc.	337,470	415
	GT Capital Holdings Inc.	14,113	384
	Manila Electric Co.	55,080	359

Manila Water Co. Inc.	675,600	345
Jollibee Foods Corp.	75,140	325
First Gen Corp.	837,500	325
Metropolitan Bank & Trust Co.	167,564	250
Alliance Global Group Inc.	742,000	231
Metro Pacific Investments Corp.	1,962,000	228
DMCI Holdings Inc.	819,000	197
Globe Telecom Inc.	4,905	193
Aboitiz Power Corp.	187,520	164
Energy Development Corp.	1,362,900	158
Filinvest Land Inc.	4,980,000	155
LT Group Inc.	435,600	146
International Container Terminal Services Inc.	107,150	137
Megaworld Corp.	1,569,900	118
Robinsons Land Corp.	218,600	115
Security Bank Corp.	32,980	99
Cosco Capital Inc.	499,500	77
Puregold Price Club Inc.	104,600	72
Robinsons Retail Holdings Inc.	58,090	72
Vista Land & Lifescapes Inc.	884,800	70
* Philippine National Bank	58,365	61
Bloomberry Resorts Corp.	546,100	47
Belle Corp.	770,000	38
D&L Industries Inc.	221,400	38
Petron Corp.	251,500	35
Emperador Inc.	185,300	29
Rizal Commercial Banking Corp.	38,790	27
Lopez Holdings Corp.	241,900	26
Nickel Asia Corp.	168,600	15
Philex Mining Corp.	157,700	14
* Melco Crown Philippines Resorts Corp.	220,700	11
		11,905
Poland (0.1%)
Powszechny Zaklad Ubezpieczen SA	190,927	1,521
Polski Koncern Naftowy ORLEN SA	61,877	949
* Powszechna Kasa Oszczednosci Bank Polski SA	155,502	942
Enea SA	272,434	786
Bank Pekao SA	22,400	754
KGHM Polska Miedz SA	41,112	582
PGE Polska Grupa Energetyczna SA	144,518	491
Polskie Gornictwo Naftowe i Gazownictwo SA	317,169	405
* Bank Zachodni WBK SA	4,366	280
LPP SA	199	262
* Bank Millennium SA	157,377	209
* Grupa Azoty SA	7,327	186
* Cyfrowy Polsat SA	32,365	171
Energa SA	49,015	163
Orange Polska SA	98,779	157
* Globe Trade Centre SA	82,556	140
* mBank SA	1,800	140
Asseco Poland SA	9,655	133
Eurocash SA	9,585	130
Tauron Polska Energia SA	157,122	105
^ Synthos SA	108,677	103
CCC SA	3,201	94
Kernel Holding SA	7,186	79
* Alior Bank SA	5,011	74

Bank Handlowy w Warszawie SA	3,958	73
Netia SA	47,099	64
* Grupa Lotos SA	9,235	58
* CD Projekt Red SA	9,088	51
PKP Cargo SA	3,586	43
Lubelski Wegiel Bogdanka SA	4,449	34
* Getin Holding SA	53,314	17
* Getin Noble Bank SA	144,691	16
Warsaw Stock Exchange	1,878	16
* Integer.pl SA	775	14
* Jastrzebska Spolka Weglowa SA	4,357	9
ING Bank Slaski SA	11	—
		9,251
Portugal (0.1%)
EDP - Energias de Portugal SA	500,132	1,747
Galp Energia SGPS SA	108,808	1,291
Jeronimo Martins SGPS SA	46,942	655
NOS SGPS SA	85,025	617
* Banco Comercial Portugues SA	8,149,116	345
EDP Renovaveis SA	30,859	240
CTT-Correios de Portugal SA	20,528	178
Portucel SA	41,957	140
Sonae SGPS SA	104,336	117
* Banco BPI SA	68,043	74
REN - Redes Energeticas Nacionais SGPS SA	19,975	60
Altri SGPS SA	13,342	54
Sonaecom SGPS SA	15,610	33
* Pharol SGPS SA	99,498	26
^ Mota-Engil SGPS SA	12,362	20
* Banco Espirito Santo SA	428,634	1
		5,598
Russia (0.3%)
Lukoil PJSC ADR	125,724	4,233
Surgutneftegas OAO ADR	536,272	2,620
Gazprom PAO ADR	638,287	2,306
Magnit PJSC GDR	55,544	2,180
Sberbank of Russia PJSC ADR	338,555	1,874
NOVATEK OAO	206,746	1,757
* Tatneft PAO ADR	46,694	1,275
Gazprom PAO	664,220	1,206
Sberbank of Russia PJSC	759,171	976
MMC Norilsk Nickel PJSC ADR	75,404	874
Rosneft OAO GDR	223,762	804
AK Transneft OAO Preference Shares	300	754
Mobile TeleSystems PJSC	197,041	592
VTB Bank PJSC GDR	220,216	415
VTB Bank PJSC	360,782,455	353
Moscow Exchange MICEX-RTS OAO	202,240	258
Rostelecom PJSC	211,283	242
* Rosseti PJSC	39,782,655	238
Alrosa PAO	251,000	206
MegaFon PJSC GDR	15,972	192
Severstal PAO	22,467	185
RusHydro PJSC	21,056,242	182
Acron JSC	3,636	172
* Uralkali PJSC	66,306	152

Sistema JSFC GDR	24,816	140
PhosAgro OAO GDR	9,709	116
Inter RAO UES PJSC	6,084,172	108
Novolipetsk Steel OJSC	119,719	104
Bashneft PAO	3,191	85
E.ON Russia JSC	1,847,900	75
Magnitogorsk Iron & Steel Works OJSC	278,631	71
M Video OJSC	17,050	59
* DIXY Group PJSC	14,610	54
Federal Grid Co. Unified Energy System JSC	44,833,105	35
* Aeroflot - Russian Airlines OJSC	48,600	33
* Mechel	38,802	32
LSR Group PJSC GDR	18,772	30
Sistema JSFC	106,900	25
Mosenergo OAO	2,043,038	23
TMK PAO GDR	6,181	17
* Raspadskaya OAO	41,689	14
Rosneft OAO	3,288	12
		25,079
Singapore (0.5%)
Singapore Telecommunications Ltd.	1,483,100	3,678
Oversea-Chinese Banking Corp. Ltd.	579,238	3,241
DBS Group Holdings Ltd.	325,000	3,231
United Overseas Bank Ltd.	210,900	2,681
Singapore Airlines Ltd.	242,392	1,886
Singapore Exchange Ltd.	318,509	1,587
Ascott Residence Trust	1,451,700	1,174
CapitaLand Ltd.	490,300	1,066
Keppel Corp. Ltd.	282,113	1,006
Frasers Commercial Trust	1,094,218	895
ComfortDelGro Corp. Ltd.	412,500	824
Wilmar International Ltd.	406,373	822
Cache Logistics Trust	1,215,600	744
Global Logistic Properties Ltd.	615,200	729
Genting Singapore plc	1,265,500	631
Cambridge Industrial Trust	1,653,200	605
Jardine Cycle & Carriage Ltd.	21,688	573
Singapore Press Holdings Ltd.	222,000	557
Ascendas REIT	331,273	543
CapitaLand Mall Trust	373,600	525
Hutchison Port Holdings Trust	1,054,900	504
Singapore Technologies Engineering Ltd.	236,600	480
Keppel Telecommunications & Transportation Ltd.	427,600	427
Suntec REIT	374,000	418
City Developments Ltd.	84,900	416
UOL Group Ltd.	104,564	414
Mapletree Logistics Trust	427,000	283
StarHub Ltd.	117,600	280
Golden Agri-Resources Ltd.	1,066,419	279
SATS Ltd.	99,000	271
Sembcorp Industries Ltd.	149,831	267
^ Noble Group Ltd.	1,198,978	265
Singapore Post Ltd.	281,000	265
Keppel Infrastructure Trust	754,400	244
CapitaLand Commercial Trust Ltd.	266,710	244
^ Ezion Holdings Ltd.	495,120	182
Asian Pay Television Trust	397,600	173

	Yangzijiang Shipbuilding Holdings Ltd.	260,036	171
	Mapletree Industrial Trust	148,500	161
	Raffles Medical Group Ltd.	56,000	160
	First Resources Ltd.	128,000	158
	Mapletree Commercial Trust	156,200	147
	Keppel REIT	229,188	144
	Venture Corp. Ltd.	25,500	140
	Mapletree Greater China Commercial Trust	235,000	139
	Frasers Centrepoint Trust	98,300	131
	Ascendas Hospitality Trust	225,000	120
^	Sembcorp Marine Ltd.	108,389	120
*,^ Neptune Orient Lines Ltd.		136,300	119
	Starhill Global REIT	228,300	118
	Genting Hong Kong Ltd.	322,798	102
	CDL Hospitality Trusts	110,600	102
	Religare Health Trust	147,100	97
	Lippo Malls Indonesia Retail Trust	442,600	97
*	Biosensors International Group Ltd.	176,000	95
^	SMRT Corp. Ltd.	85,000	91
	SIIC Environment Holdings Ltd.	180,320	83
	Keppel DC REIT	116,700	82
	United Engineers Ltd.	65,000	82
	Soilbuild Business Space REIT	156,400	80
*,^ Tiger Airways Holdings Ltd.		227,600	74
	M1 Ltd.	44,000	72
	Silverlake Axis Ltd.	177,499	69
	Olam International Ltd.	59,000	67
	OUE Ltd.	57,600	67
	CapitaLand Retail China Trust	63,000	63
	Wing Tai Holdings Ltd.	53,000	57
*	China Animal Healthcare Ltd.	84,000	56
	Yanlord Land Group Ltd.	78,000	56
	Far East Hospitality Trust	118,400	53
	SIA Engineering Co. Ltd.	20,000	49
	Sarine Technologies Ltd.	44,300	48
	Ascendas India Trust	84,000	47
*,^ Yoma Strategic Holdings Ltd.		147,330	47
	Frasers Centrepoint Ltd.	39,500	46
	First REIT	53,000	44
	SPH REIT	66,700	43
	Midas Holdings Ltd.	223,900	40
	OUE Hospitality Trust	76,000	39
	Croesus Retail Trust	67,000	38
2	ARA Asset Management Ltd.	51,920	38
	Super Group Ltd. (Singapore Shares)	58,000	31
	Sabana Shari'ah Compliant Industrial REIT	63,000	29
	Swiber Holdings Ltd.	189,750	25
^	COSCO Corp. Singapore Ltd.	92,000	22
	Hyflux Ltd.	54,000	19
	OSIM International Ltd.	24,000	17
	Accordia Golf Trust	44,000	16
*	China Everbright Water Ltd.	47,300	16
*,^ Ezra Holdings Ltd.		344,056	14
*,^ Vard Holdings Ltd.		70,000	8
			36,459
South Africa (0.6%)
	Naspers Ltd.	87,542	11,063

MTN Group Ltd.	351,648	3,107
Sasol Ltd.	117,235	3,084
* Steinhoff International Holdings NV	468,398	2,250
FirstRand Ltd.	554,295	1,572
Standard Bank Group Ltd.	220,680	1,571
Remgro Ltd.	95,333	1,512
Shoprite Holdings Ltd.	139,971	1,292
Aspen Pharmacare Holdings Ltd.	73,955	1,259
Sanlam Ltd.	323,006	1,189
Bidvest Group Ltd.	49,246	1,137
Clicks Group Ltd.	199,267	1,092
Barloworld Ltd.	228,092	1,022
Woolworths Holdings Ltd.	170,793	1,011
Mpact Ltd.	359,117	966
* AngloGold Ashanti Ltd.	85,478	738
Brait SE	68,609	715
City Lodge Hotels Ltd.	76,211	700
Mediclinic International Ltd.	90,942	691
Gold Fields Ltd.	199,049	683
Growthpoint Properties Ltd.	417,472	602
Tiger Brands Ltd.	30,884	567
Truworths International Ltd.	82,733	514
Netcare Ltd.	224,910	479
* Sappi Ltd.	101,075	460
Mr Price Group Ltd.	44,045	455
Barclays Africa Group Ltd.	48,168	439
Vodacom Group Ltd.	47,562	436
RMB Holdings Ltd.	120,609	431
Mondi Ltd.	25,592	423
Redefine Properties Ltd.	685,190	411
Discovery Ltd.	47,857	390
DataTec Ltd.	146,719	390
MMI Holdings Ltd.	255,754	366
Nedbank Group Ltd.	29,950	356
Life Healthcare Group Holdings Ltd.	156,514	346
AVI Ltd.	62,391	313
* Impala Platinum Holdings Ltd.	145,522	304
* Resilient REIT Ltd.	40,094	299
SPAR Group Ltd.	24,366	282
Coronation Fund Managers Ltd.	72,992	281
Sibanye Gold Ltd.	121,203	270
Foschini Group Ltd.	33,931	265
SA Corporate Real Estate Fund Nominees Pty Ltd.	947,933	260
Capitec Bank Holdings Ltd.	8,326	254
* Fortress Income Fund Ltd.	114,331	250
Emira Property Fund Ltd.	252,377	245
Investec Ltd.	36,915	240
Hyprop Investments Ltd.	36,818	235
Adcock Ingram Holdings Ltd.	93,469	231
EOH Holdings Ltd.	26,736	227
PSG Group Ltd.	18,229	210
JSE Ltd.	25,216	205
Telkom SA SOC Ltd.	48,073	195
Imperial Holdings Ltd.	25,330	195
Pioneer Foods Group Ltd.	20,924	175
Tsogo Sun Holdings Ltd.	121,136	173
KAP Industrial Holdings Ltd.	362,105	135

* Fortress Income Fund Ltd. Class A	138,367	127
* Anglo American Platinum Ltd.	8,548	126
Omnia Holdings Ltd.	16,576	123
Vukile Property Fund Ltd.	119,155	116
Nampak Ltd.	91,225	113
* Harmony Gold Mining Co. Ltd.	55,434	102
Reunert Ltd.	24,815	100
* Super Group Ltd. (South Africa Shares)	40,667	100
* Northam Platinum Ltd.	46,879	93
Pick n Pay Stores Ltd.	25,106	93
^ Kumba Iron Ore Ltd.	38,780	86
Exxaro Resources Ltd.	22,079	85
Liberty Holdings Ltd.	11,494	81
Illovo Sugar Ltd.	67,733	80
Tongaat Hulett Ltd.	13,623	77
Massmart Holdings Ltd.	12,926	74
AECI Ltd.	13,469	70
* Attacq Ltd.	64,477	69
* Curro Holdings Ltd.	24,411	65
Sun International Ltd.	12,892	64
Cashbuild Ltd.	3,622	63
Peregrine Holdings Ltd.	35,263	61
Distell Group Ltd.	6,056	60
African Rainbow Minerals Ltd.	16,169	59
Blue Label Telecoms Ltd.	74,154	57
^ Lewis Group Ltd.	17,093	47
Astral Foods Ltd.	7,639	47
PPC Ltd.	52,938	44
Pick n Pay Holdings Ltd.	26,672	42
Invicta Holdings Ltd.	15,867	41
Famous Brands Ltd.	5,510	40
Wilson Bayly Holmes-Ovcon Ltd.	5,074	34
Hudaco Industries Ltd.	5,387	34
Grindrod Ltd.	54,052	34
Santam Ltd.	2,842	32
Oceana Group Ltd.	4,406	31
Alexander Forbes Group Holdings Ltd.	89,965	30
Clover Industries Ltd.	30,888	29
Murray & Roberts Holdings Ltd.	56,830	28
* ArcelorMittal South Africa Ltd.	51,274	20
Metair Investments Ltd.	12,945	19
Adcorp Holdings Ltd.	16,230	18
Assore Ltd.	3,401	18
Group Five Ltd.	15,342	15
* Aveng Ltd.	60,206	9
* Royal Bafokeng Platinum Ltd.	3,748	7
* Adbee Rf Ltd.	3,375	6
* Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	1,045	—
* African Bank Investments Ltd.	150,852	—
		51,732
South Korea (1.5%)
Samsung Electronics Co. Ltd. GDR	48,266	22,903
Hyundai Motor Co.	27,404	3,073
NAVER Corp.	5,442	2,869
Hyundai Mobis Co. Ltd.	12,974	2,819
KB Financial Group Inc. ADR	110,109	2,770
SK Hynix Inc.	108,493	2,504

	Shinhan Financial Group Co. Ltd. ADR	72,662	2,321
	Amorepacific Corp.	6,724	2,292
	Samsung Electronics Co. Ltd. Preference Shares	2,671	2,247
	Korea Electric Power Corp.	50,611	2,222
	Kia Motors Corp.	51,962	1,973
	KT&G Corp.	22,708	1,967
	LG Chem Ltd.	7,473	1,870
	Samsung C&T Corp.	13,769	1,735
	Samsung Fire & Marine Insurance Co. Ltd.	6,410	1,600
	POSCO ADR	42,994	1,595
	LG Household & Health Care Ltd.	1,850	1,542
	SK Telecom Co. Ltd. ADR	73,152	1,442
*,^ Celltrion Inc.		15,225	1,438
	Samsung Life Insurance Co. Ltd.	15,295	1,409
	SK Holdings Co. Ltd.	7,065	1,397
	SK Innovation Co. Ltd.	12,283	1,357
	LG Electronics Inc.	24,312	1,185
	LG Corp.	18,363	1,136
	Samsung SDS Co. Ltd.	5,648	1,053
	Hana Financial Group Inc.	57,773	1,040
	Hyundai Motor Co. Preference Shares	12,501	1,018
	POSCO	6,772	1,015
	Shinhan Financial Group Co. Ltd.	28,483	921
	Samsung SDI Co. Ltd.	11,133	881
	LG Display Co. Ltd.	45,712	840
	Coway Co. Ltd.	9,901	815
	Kangwon Land Inc.	22,699	784
*,^ Hanmi Pharm Co. Ltd.		1,238	736
*,^ Hyundai Heavy Industries Co. Ltd.		9,309	724
	Orion Corp.	818	707
	Lotte Chemical Corp.	2,994	696
	CJ Corp.	2,682	663
^	Kakao Corp.	7,090	652
	NCSoft Corp.	3,285	647
	Korea Zinc Co. Ltd.	1,709	624
	Korea Aerospace Industries Ltd.	10,399	621
	Hyundai Glovis Co. Ltd.	3,586	616
	LG Chem Ltd. Preference Shares	3,350	610
	AMOREPACIFIC Group	4,828	605
	Hyundai Steel Co.	13,970	574
	S-Oil Corp.	8,677	571
^	Hanssem Co. Ltd.	2,371	543
	Industrial Bank of Korea	55,217	534
	BNK Financial Group Inc.	70,129	530
	Samsung Electro-Mechanics Co. Ltd.	11,416	530
	Hankook Tire Co. Ltd.	13,291	518
	Hyundai Development Co-Engineering & Construction	13,574	516
	Hyosung Corp.	5,215	478
	E-MART Inc.	3,367	462
	Dongbu Insurance Co. Ltd.	7,975	453
	Lotte Shopping Co. Ltd.	2,235	445
	CJ CheilJedang Corp.	1,179	406
	Hyundai Marine & Fire Insurance Co. Ltd.	14,746	399
^	BGF retail Co. Ltd.	2,148	387
	LG Uplus Corp.	47,587	386
^	LG Innotek Co. Ltd.	5,513	383
^	Ottogi Corp.	307	363

*,^ ViroMed Co. Ltd.		2,182	357
	Hanon Systems	39,535	354
	KCC Corp.	960	353
	Woori Bank	47,432	351
	Yuhan Corp.	1,250	350
	GS Holdings Corp.	8,053	341
	Hyundai Engineering & Construction Co. Ltd.	10,967	338
	Daewoo Securities Co. Ltd.	50,426	336
	KT Corp.	14,359	331
	Samsung Securities Co. Ltd.	9,800	312
*	Hanmi Science Co. ltd	2,314	309
	Amorepacific Corp. Preference Shares	1,594	309
	Hanwha Chemical Corp.	13,819	304
	KEPCO Plant Service & Engineering Co. Ltd.	3,639	303
	NongShim Co. Ltd.	772	302
	Daelim Industrial Co. Ltd.	4,477	295
^	Hyundai Greenfood Co. Ltd.	15,539	294
^	Hotel Shilla Co. Ltd.	5,296	290
^	Medy-Tox Inc.	657	285
	SK Telecom Co. Ltd.	1,618	284
	Hyundai Department Store Co. Ltd.	2,647	284
	Hyundai Motor Co. 2nd Preference Shares	3,263	277
	Korea Investment Holdings Co. Ltd.	6,636	260
	Cheil Worldwide Inc.	13,305	253
^	Samsung Heavy Industries Co. Ltd.	28,241	249
	Innocean Worldwide Inc.	3,514	247
	S-1 Corp.	2,833	242
^	CJ CGV Co. Ltd.	2,130	242
	Hyundai Wia Corp.	2,715	241
	CJ E&M Corp.	3,113	241
	Hanwha Corp.	7,638	236
	Mando Corp.	1,634	234
	Daishin Securities Co. Ltd.	22,900	232
	CJ CheilJedang Corp. Preference Shares	1,090	228
	SK Chemicals Co. Ltd.	3,279	221
*	CJ Korea Express Corp.	1,189	219
	Korean Reinsurance Co.	19,191	213
^	Youngone Corp.	4,960	212
	Green Cross Holdings Corp.	5,182	210
	Shinsegae Co. Ltd.	1,167	208
^	GS Retail Co. Ltd.	3,759	206
*,^ Hanwha Techwin Co. Ltd.		7,374	201
^	Eo Technics Co. Ltd.	1,839	194
*	Osstem Implant Co. Ltd.	2,787	193
^	Green Cross Corp.	1,066	193
	Doosan Corp.	3,014	193
^	Korea Kolmar Co. Ltd.	2,261	193
	Hanwha Life Insurance Co. Ltd.	33,060	191
	InBody Co. Ltd.	4,083	186
	Samsung Card Co. Ltd.	5,818	185
*	Com2uSCorp	1,593	182
	KB Financial Group Inc.	7,033	180
^	Kolon Life Science Inc.	912	169
^	Kolon Industries Inc.	3,387	168
*,^ iNtRON Biotechnology Inc.		2,985	167
	LS Corp.	5,279	166
*,^ Komipharm International Co. Ltd.		4,831	166

	DGB Financial Group Inc.	22,173	166
	Lotte Chilsung Beverage Co. Ltd.	91	166
	Taekwang Industrial Co. Ltd.	199	165
^	Daesang Corp.	5,170	165
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	1,043	163
	Samyang Holdings Corp.	1,069	159
^	Meritz Securities Co. Ltd.	50,860	157
	LG Hausys Ltd.	1,560	155
	Korea Petrochemical Ind Co. Ltd.	913	153
^	OCI Co. Ltd.	2,738	153
^	Hansol Chemical Co. Ltd.	3,018	151
	Woori Investment & Securities Co. Ltd.	18,681	151
	Cosmax Inc.	952	150
^	Hansae Co. Ltd.	2,942	148
	JW Pharmaceutical Corp.	4,203	147
*,^ Kumho Tire Co. Inc.		27,894	146
	Hyundai Securities Co. Ltd.	31,608	143
*	Ssangyong Cement Industrial Co. Ltd.	9,983	142
	Sam Young Electronics Co. Ltd.	15,182	142
^	Namhae Chemical Corp.	18,020	142
^	Hana Tour Service Inc.	1,714	141
	KB Insurance Co. Ltd.	5,630	140
	KT Corp. ADR	11,162	138
	Youlchon Chemical Co. Ltd.	14,280	136
	S&T Motiv Co. Ltd.	1,871	132
^	Samsung Fine Chemicals Co. Ltd.	4,172	132
*,^ HLB Inc.		7,620	132
*,^ GS Engineering & Construction Corp.		6,137	131
*,^ Binex Co. Ltd.		8,302	131
	Samsung Electronics Co. Ltd.	135	131
^	Dongsuh Cos. Inc.	4,930	130
^	Maeil Dairy Industry Co. Ltd.	3,787	130
*,^ Daewoo Engineering & Construction Co. Ltd.		27,757	129
^	Lutronic Corp.	2,719	128
^	Amicogen Inc.	2,114	127
	Mirae Asset Securities Co. Ltd.	7,927	126
^	Loen Entertainment Inc.	1,895	126
^	Chong Kun Dang Pharmaceutical Corp.	1,005	122
	LG Household & Health Care Ltd. Preference Shares	248	119
*,^ Samsung Engineering Co. Ltd.		10,891	116
	Ahnlab Inc.	2,032	116
	Korea Gas Corp.	3,651	115
*	Wonik IPS Co. Ltd.	12,767	114
*	Hyundai Mipo Dockyard Co. Ltd.	1,814	111
^	Kumho Petrochemical Co. Ltd.	2,557	109
^	LOTTE Himart Co. Ltd.	2,295	108
*	Hanwha General Insurance Co. Ltd.	17,139	106
*,^ NHN Entertainment Corp.		2,627	106
	LG International Corp.	3,990	104
	iMarketKorea Inc.	5,560	103
^	KIWOOM Securities Co. Ltd.	2,211	102
	Ilyang Pharmaceutical Co. Ltd.	1,960	101
^	Fila Korea Ltd.	1,243	101
*	Korean Air Lines Co. Ltd.	4,852	101
	Huons Co. Ltd.	1,440	99
	NS Shopping Co. Ltd.	640	99
	Samlip General Foods Co. Ltd.	352	95

^	Crown Confectionery Co. Ltd.	191	94
	Doosan Heavy Industries & Construction Co. Ltd.	6,629	94
	SK Networks Co. Ltd.	20,389	93
*,^ LG Life Sciences Ltd.		1,565	92
	Hanjin Transportation Co. Ltd.	2,100	91
	OCI Materials Co. Ltd.	976	91
*,^ SM Entertainment Co.		2,434	89
	Lotte Confectionery Co. Ltd.	43	87
^	DuzonBizon Co. Ltd.	4,685	85
^	Paradise Co. Ltd.	6,828	85
*,^ COSON Co. Ltd.		4,633	85
	Daekyo Co. Ltd.	11,162	85
	Dong-A Socio Holdings Co. Ltd.	464	83
	Daeduck Electronics Co.	12,627	83
	Lotte Food Co. Ltd.	105	83
*,^ Pan Ocean Co. Ltd.		31,782	82
^	Dae Hwa Pharmaceutical Co. Ltd.	2,420	81
	Poongsan Corp.	3,950	80
*,^ Hanjin Shipping Co. Ltd.		31,240	79
	SFA Engineering Corp.	1,773	79
	Daewoo International Corp.	6,053	79
	Hankook Shell Oil Co. Ltd.	194	78
	JW Holdings Corp.	10,141	78
*,^ Doosan Infracore Co. Ltd.		21,888	77
	Handsome Co. Ltd.	2,264	77
	Hyundai Home Shopping Network Corp.	819	77
	Dong-A ST Co. Ltd.	569	76
^	Hanjin Kal Corp.	5,763	76
^	Korea Real Estate Investment & Trust Co. Ltd.	28,386	75
	Cosmax BTI Inc	1,211	75
	Daewoong Pharmaceutical Co. Ltd.	1,015	73
	Young Poong Corp.	91	72
*,^ Medipost Co. Ltd.		914	72
	Bukwang Pharmaceutical Co. Ltd.	2,643	71
	Kwang Dong Pharmaceutical Co. Ltd.	6,830	71
^	Seah Besteel Corp.	3,350	71
*	i-SENS Inc.	2,173	70
*,^ Jusung Engineering Co. Ltd.		10,459	70
*,^ Sansung Life & Science Co. Ltd.		2,889	69
	Korea Electric Terminal Co. Ltd.	821	69
^	Hite Jinro Co. Ltd.	2,740	68
	LEENO Industrial Inc.	2,065	67
	Humax Co. Ltd.	5,217	66
*	Pharmicell Co. Ltd.	16,212	63
	Dongwon F&B Co. Ltd.	196	63
	Koh Young Technology Inc.	2,048	63
*,^ Dongbu HiTek Co. Ltd.		5,383	62
	SKC Co. Ltd.	2,370	62
	LF Corp.	2,820	61
*,^ GemVax & Kael Co. Ltd.		3,321	60
*	Seegene Inc.	1,857	60
*,^ Ssangyong Motor Co.		10,890	60
	Humedix Co. Ltd.	1,006	59
	Meritz Fire & Marine Insurance Co. Ltd.	4,620	58
^	Seoul Semiconductor Co. Ltd.	4,368	57
	Daou Technology Inc.	3,300	57
	LS Industrial Systems Co. Ltd.	1,644	56

	JB Financial Group Co. Ltd.	12,847	56
*	Green Cross Cell Corp.	1,282	53
*,^ Gamevil Inc.		801	53
*	Samsung Engineering Co. Ltd Rights Exp. 02/12/2016	13,976	53
*	Asiana Airlines Inc.	13,664	52
*	Hyundai Elevator Co. Ltd.	1,265	52
^	Hyundai Livart Furniture Co. Ltd.	1,592	52
	GS Home Shopping Inc.	379	52
^	KONA I Co. Ltd.	2,190	52
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	14,483	51
*,^ Foosung Co. Ltd.		14,322	51
*	Muhak Co. Ltd.	1,944	50
	Kolon Corp.	792	49
*,^ Webzen Inc.		2,559	49
	Nexen Tire Corp.	5,080	49
*,^ WeMade Entertainment Co. Ltd.		1,456	49
*,^ SK Securities Co. Ltd.		54,276	48
^	Grand Korea Leisure Co. Ltd.	2,480	48
*	Chabiotech Co. Ltd.	3,667	47
	CJ O Shopping Co. Ltd.	311	47
	Hanwha Investment & Securities Co. Ltd.	15,899	46
	Samyang Corp.	480	46
	Silicon Works Co. Ltd.	1,927	45
	Cuckoo Electronics Co. Ltd.	223	45
*	Seobu T&D	2,639	44
^	KEPCO Engineering & Construction Co. Inc.	1,816	44
^	Kolao Holdings	5,310	44
	Youngone Holdings Co. Ltd.	745	43
^	KH Vatec Co. Ltd.	2,613	42
	Tongyang Life Insurance Co. Ltd.	4,930	42
*,^ China Ocean Resources Co. Ltd.		16,469	42
	Interpark Holdings Corp.	4,596	42
	KT Skylife Co. Ltd.	3,297	41
*,^ Neowiz Games Corp.		3,030	41
	Hancom Inc.	2,196	41
	Partron Co. Ltd.	4,491	41
*,^ Kumho Industrial Co. Ltd.		4,287	40
	Hansol Paper Co. Ltd.	2,213	39
*,^ Dongkuk Steel Mill Co. Ltd.		9,093	39
	Namyang Dairy Products Co. Ltd.	61	39
	Soulbrain Co. Ltd.	1,212	38
*	Hansol Technics Co. Ltd.	1,961	38
	Chongkundang Holdings Corp.	389	38
	Hankook Tire Worldwide Co. Ltd.	2,542	38
	AK Holdings Inc.	952	38
*	Agabang&Company	3,825	37
	YG Entertainment Inc.	1,017	37
	IS Dongseo Co. Ltd.	1,191	37
	Hanil Cement Co. Ltd.	449	37
	GOLFZON Co. Ltd.	566	37
	Halla Holdings Corp.	701	37
	Dongwon Industries Co. Ltd.	165	36
*,^ Naturalendo Tech Co. Ltd.		2,354	36
^	Eusu Holdings Co. Ltd.	6,136	36
*	Eugene Investment & Securities Co. Ltd.	17,472	35
^	Huchems Fine Chemical Corp.	2,510	35
*	Yuanta Securities Korea Co. Ltd.	13,343	35

	SL Corp.	2,368	35
*	Korea Line Corp.	2,370	34
	Samchully Co. Ltd.	442	34
	Meritz Financial Group Inc.	3,105	32
	Kyobo Securities Co. Ltd.	4,032	30
*,^ Hyundai Rotem Co. Ltd.		2,780	28
	Sungwoo Hitech Co. Ltd.	3,981	28
	Binggrae Co. Ltd.	454	27
^	Posco ICT Co. Ltd.	6,926	27
	Able C&C Co. Ltd.	1,324	26
	Lumens Co. Ltd.	5,290	23
*	Hyundai Merchant Marine Co. Ltd.	9,438	23
	Seoyon E-Hwa Co. Ltd.	1,885	23
*	Hansol Holdings Co. Ltd.	3,626	22
*,^ STS Semiconductor & Telecommunications		11,646	22
	SBS Media Holdings Co. Ltd.	6,724	20
	Hyundai Corp.	941	19
	GOLFZONYUWONHOLDINGS Co. Ltd.	2,759	19
^	SK Gas Ltd.	300	18
	Kwangju Bank	2,894	18
*	Hanjin Heavy Industries & Construction Co. Ltd.	6,504	18
*	Shenglong PV-Tech Investment Co. Ltd.	1,034,191	17
	Sung Kwang Bend Co. Ltd.	2,178	16
*	Hyundai C&F Inc.	648	16
*,^ Taihan Electric Wire Co. Ltd.		5,952	15
	CJ Hellovision Co. Ltd.	1,390	14
	MegaStudy Co. Ltd.	425	14
*	MegaStudyEdu Co. Ltd.	246	12
	Seoyon Co. Ltd.	864	8
*	CNK International Co. Ltd.	78	—
			121,504
Spain (1.0%)
	Banco Bilbao Vizcaya Argentaria SA	1,522,670	9,801
	Banco Santander SA	2,170,883	9,303
	Telefonica SA	874,847	9,234
	Iberdrola SA	1,195,235	8,402
	Industria de Diseno Textil SA	234,703	7,724
	Amadeus IT Holding SA	81,710	3,337
*	Repsol SA	276,208	2,864
	Viscofan SA	38,601	2,314
*	Ferrovial SA	99,432	2,179
	Banco Santander SA ADR	508,549	2,131
*	Grifols SA	93,768	1,957
*	Banco de Sabadell SA	877,934	1,589
	Red Electrica Corp. SA	17,856	1,446
	CaixaBank SA	456,568	1,387
	Abertis Infraestructuras SA	92,533	1,379
	Grupo Catalana Occidente SA	44,855	1,377
*,2 Aena SA		11,816	1,316
	Enagas SA	35,948	1,046
	Endesa SA	53,047	1,027
	Gas Natural SDG SA	49,104	965
	Construcciones y Auxiliar de Ferrocarriles SA	3,437	912
	Bankia SA	836,918	833
*	ACS Actividades de Construccion y Servicios SA	32,130	816
	Gamesa Corp. Tecnologica SA	42,954	803
	Bankinter SA	112,518	785

	Banco Popular Espanol SA	288,372	779
	Merlin Properties Socimi SA	51,372	596
	Distribuidora Internacional de Alimentacion SA	101,919	549
	Banco Santander SA BDR	131,503	540
^	Bolsas y Mercados Espanoles SHMSF SA	15,847	476
2	Cellnex Telecom SAU	24,681	425
	Acciona SA	4,590	353
	Mapfre SA	147,518	331
	Zardoya Otis SA	27,941	294
	Almirall SA	14,904	288
	Mediaset Espana Comunicacion SA	28,774	280
	Ebro Foods SA	12,581	246
*	Inmobiliaria Colonial SA	367,084	246
	Tecnicas Reunidas SA	7,101	237
*,2 Euskaltel SA		19,533	227
*,^ Fomento de Construcciones y Contratas SA		29,246	221
*,^ Indra Sistemas SA		18,570	184
*,^ Acerinox SA		19,338	174
^	Sacyr SA	93,375	157
*	Hispania Activos Inmobiliarios SA	12,148	151
*	NH Hotel Group SA	34,084	142
	Applus Services SA	15,340	125
	Prosegur Cia de Seguridad SA	26,190	117
	Obrascon Huarte Lain SA	21,063	113
	Melia Hotels International SA	10,108	110
	Corp Financiera Alba SA	2,693	106
*	Pharma Mar SA	40,605	103
	Faes Farma SA	30,308	89
	Cia de Distribucion Integral Logista Holdings SA	4,237	88
	Atresmedia Corp. de Medios de Comunicacion SA	8,613	82
	Ence Energia y Celulosa SA	19,358	62
	Tubacex SA	31,806	57
*	Liberbank SA	40,147	56
	CIE Automotive SA	3,478	51
	Promotora de Informaciones SA	7,163	37
	Abengoa SA Class B	131,654	26
*	Deoleo SA	73,583	19
	Duro Felguera SA	11,357	15
	Tubos Reunidos SA	19,407	12
*	Let's GOWEX SA	3,921	—
			83,091
Sweden (1.0%)
	Nordea Bank AB	650,320	6,549
	Hennes & Mauritz AB Class B	191,265	6,263
	Telefonaktiebolaget LM Ericsson Class B	613,430	5,449
	Swedbank AB Class A	211,784	4,442
*	Svenska Handelsbanken AB Class A	309,193	3,890
*	Assa Abloy AB Class B	173,422	3,676
	Svenska Cellulosa AB SCA Class B	118,308	3,506
	Atlas Copco AB Class B	156,156	3,189
	Skandinaviska Enskilda Banken AB Class A	315,877	3,045
	Investor AB Class B	86,453	2,896
	Volvo AB Class B	284,682	2,586
	TeliaSonera AB	486,673	2,299
	SKF AB	120,941	1,845
*	Lundin Petroleum AB	119,730	1,721
	Sandvik AB	205,615	1,721

	Hexagon AB Class B	49,575	1,653
	Atlas Copco AB Class A	71,447	1,529
	Electrolux AB Class B	62,106	1,353
	Swedish Match AB	36,772	1,308
	Skanska AB Class B	66,194	1,277
	Boliden AB	90,245	1,256
*	Swedish Orphan Biovitrum AB	85,324	1,080
	Alfa Laval AB	58,280	1,005
	Investment AB Kinnevik	38,458	992
*	Hexpol AB	92,700	823
	Securitas AB Class B	54,920	810
	Getinge AB	35,698	786
	Trelleborg AB Class B	44,542	769
	Industrivarden AB Class A	35,226	609
	NCC AB Class B	17,740	602
	Meda AB Class A	55,276	595
*,^ Fingerprint Cards AB Class B		10,532	570
^	Elekta AB Class B	68,511	511
	ICA Gruppen AB	14,056	497
	Industrivarden AB	31,144	493
*	Fastighets AB Balder	19,679	440
*,^ SSAB AB Class B		208,879	439
	Tele2 AB	51,908	432
	Husqvarna AB	67,129	426
	Fabege AB	27,387	425
	BillerudKorsnas AB	24,899	397
*	Betsson AB	24,491	391
*	Wallenstam AB	54,182	386
	Loomis AB Class B	12,527	373
*	NetEnt AB	7,437	372
	Indutrade AB	6,926	369
	Hufvudstaden AB Class A	26,208	361
	Castellum AB	23,502	350
	AAK AB	5,323	346
	AF AB	20,640	325
*	Axfood AB	16,212	284
	Nibe Industrier AB Class B	9,183	265
	Com Hem Holding AB	30,165	255
*	Pandox AB	14,129	220
	L E Lundbergforetagen AB Class B	4,092	209
	Modern Times Group MTG AB Class B	7,828	208
	Holmen AB	6,828	196
	Kungsleden AB	28,955	194
	JM AB	6,979	192
	Nobia AB	17,123	191
	Wihlborgs Fastigheter AB	9,949	191
	Peab AB	23,839	181
	Intrum Justitia AB	5,438	180
*	Lifco AB Class B	8,067	179
	Avanza Bank Holding AB	4,654	176
*	Sweco AB Class B	11,233	165
	Investment AB Oresund	6,413	155
	Klovern AB	153,834	154
	Axis Communications AB	3,797	151
*,^ SAS AB		49,862	143
2	Thule Group AB	11,555	138
	Atrium Ljungberg AB	8,932	129

Hemfosa Fastigheter AB	12,464	123
Ratos AB	22,034	118
Saab AB Class B	3,901	118
Hemfosa Fastigheter AB Preference Shares	6,636	113
Haldex AB	11,512	100
Nordnet AB	22,596	90
* Collector AB	6,147	90
Bure Equity AB	10,810	81
Rezidor Hotel Group AB	19,442	66
Klovern AB Preference Shares	2,036	65
SkiStar AB	4,733	64
Melker Schorling AB	893	49
Mekonomen AB	2,334	48
Concentric AB	4,656	47
Lindab International AB	6,351	46
Clas Ohlson AB	2,654	44
Sagax AB Preference Shares	5,206	19
		82,864
Switzerland (2.9%)
Nestle SA	683,492	50,355
Roche Holding AG	146,176	37,863
Novartis AG	447,201	34,646
UBS Group AG	742,700	12,273
Cie Financiere Richemont SA	123,841	8,049
ABB Ltd.	457,616	7,908
Syngenta AG	19,671	7,243
Credit Suisse Group AG	386,937	6,855
Zurich Insurance Group AG	30,575	6,777
Swiss Re AG	62,126	5,783
Givaudan SA	1,756	3,288
Swatch Group AG (Bearer)	7,634	2,611
Actelion Ltd.	19,160	2,525
Geberit AG	6,684	2,369
Swisscom AG	4,041	2,010
Adecco SA	31,475	1,932
LafargeHolcim Ltd. (Switzerland Shares)	42,549	1,791
SGS SA	893	1,736
Julius Baer Group Ltd.	40,266	1,709
Barry Callebaut AG	1,397	1,599
Galenica AG	1,045	1,460
* LafargeHolcim Ltd. (France Shares)	34,256	1,453
Swiss Life Holding AG	5,620	1,433
Sika AG	387	1,385
Chocoladefabriken Lindt & Sprungli AG Registered Shares	20	1,381
Partners Group Holding AG	3,689	1,330
Lonza Group AG	8,218	1,259
* Dufry AG	11,199	1,214
Sonova Holding AG	9,899	1,189
Kuehne & Nagel International AG	8,725	1,155
Roche Holding AG (Bearer)	4,259	1,096
Chocoladefabriken Lindt & Sprungli AG Particpiation Certificates	186	1,090
Schindler Holding AG	6,094	934
Baloise Holding AG	7,319	897
Bucher Industries AG	4,333	888
Schindler Holding AG (Registered)	5,716	883
Swiss Prime Site AG	10,380	831
^ Transocean Ltd. (Switzerland Shares)	77,027	808

	Aryzta AG	16,968	776
	Clariant AG	44,084	720
	PSP Swiss Property AG	6,548	558
	BB Biotech AG	2,288	532
	EMS-Chemie Holding AG	1,172	492
	Implenia AG	9,589	470
	Temenos Group AG	9,179	446
	Helvetia Holding AG	855	446
	Georg Fischer AG	656	434
*,2 Sunrise Communications Group AG		7,178	423
	Swatch Group AG (Registered)	6,066	403
	dorma&kaba Holding AG	646	399
	Valiant Holding AG	3,655	399
	Flughafen Zuerich AG	530	391
^	Sulzer AG	4,131	377
	Logitech International SA	23,446	372
	Straumann Holding AG	1,202	365
	GAM Holding AG	25,559	357
	Forbo Holding AG	312	331
	U-Blox AG	1,434	289
	ams AG	10,465	289
	Cembra Money Bank AG	4,793	288
	OC Oerlikon Corp. AG	31,369	280
	DKSH Holding AG	4,501	277
	Allreal Holding AG	2,075	274
	Banque Cantonale Vaudoise	434	262
	Pargesa Holding SA	4,242	247
*	APG SGA SA	613	238
	Kuoni Reisen Holding AG	738	230
	Mobimo Holding AG	1,069	226
	Belimo Holding AG	99	225
	Emmi AG	462	213
	Autoneum Holding AG	940	205
	Tecan Group AG	1,403	203
	Panalpina Welttransport Holding AG	2,018	196
	Leonteq AG	1,507	188
	Vontobel Holding AG	4,312	182
	Burckhardt Compression Holding AG	542	169
	SFS Group AG	2,365	154
	Gategroup Holding AG	4,013	148
	St. Galler Kantonalbank AG	394	140
	Rieter Holding AG	709	131
*	Bell AG	32	112
	EFG International AG	12,367	108
	Daetwyler Holding AG	806	103
	Schweiter Technologies AG	125	103
	Huber & Suhner AG	2,238	95
*	Cosmo Pharmaceuticals SA	599	88
	Kudelski SA	6,259	86
	Conzzeta AG	136	82
	VZ Holding AG	293	78
	Valora Holding AG	370	76
*	AFG Arbonia-Forster Holding AG	7,828	76
*,^ Meyer Burger Technology AG		12,887	74
	Ypsomed Holding AG	507	71
	BKW AG	1,670	61
	Swissquote Group Holding SA	2,287	59

Transocean Ltd. (New York Shares)	5,627	59
Basler Kantonalbank	852	57
Vetropack Holding AG	40	55
Ascom Holding AG	3,260	52
Alpiq Holding AG	434	45
Liechtensteinische Landesbank AG	1,240	44
* Zehnder Group- RG	1,190	42
* Schmolz & Bickenbach AG	75,992	36
* Basilea Pharmaceutica AG	412	30
Siegfried Holding AG	154	28
* Plazza AG	136	26
* Orascom Development Holding AG	1,294	11
		235,510
Taiwan (1.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	750,372	16,771
Taiwan Semiconductor Manufacturing Co. Ltd.	1,726,000	7,432
Hon Hai Precision Industry Co. Ltd.	2,749,229	6,468
Chunghwa Telecom Co. Ltd. ADR	152,202	4,737
Advanced Semiconductor Engineering Inc. ADR	529,082	2,831
Formosa Plastics Corp.	950,873	2,211
Nan Ya Plastics Corp.	1,086,423	1,901
MediaTek Inc.	290,086	1,887
Delta Electronics Inc.	422,471	1,788
Formosa Chemicals & Fibre Corp.	827,283	1,785
Cathay Financial Holding Co. Ltd.	1,469,549	1,605
Uni-President Enterprises Corp.	910,992	1,523
Fubon Financial Holding Co. Ltd.	1,376,880	1,520
CTBC Financial Holding Co. Ltd.	3,062,625	1,439
Largan Precision Co. Ltd.	20,020	1,437
Mega Financial Holding Co. Ltd.	2,205,769	1,406
China Steel Corp.	2,510,390	1,342
Asustek Computer Inc.	135,169	1,096
Catcher Technology Co. Ltd.	139,310	1,037
^ AU Optronics Corp. ADR	394,918	1,003
Taiwan Mobile Co. Ltd.	329,800	992
Pegatron Corp.	412,954	944
Quanta Computer Inc.	588,450	938
First Financial Holding Co. Ltd.	2,047,866	935
Formosa Petrochemical Corp.	375,140	929
Hotai Motor Co. Ltd.	85,000	875
E.Sun Financial Holding Co. Ltd.	1,568,351	814
Yuanta Financial Holding Co. Ltd.	2,377,848	738
Pou Chen Corp.	569,524	713
President Chain Store Corp.	107,342	710
Taishin Financial Holding Co. Ltd.	2,175,707	707
Chang Hwa Commercial Bank Ltd.	1,269,777	636
Innolux Corp.	2,183,885	624
Eclat Textile Co. Ltd.	42,193	601
Compal Electronics Inc.	1,024,323	597
China Development Financial Holding Corp.	2,364,580	565
Novatek Microelectronics Corp.	134,025	562
Far EasTone Telecommunications Co. Ltd.	262,000	542
United Microelectronics Corp.	1,373,180	535
Sonix Technology Co. Ltd.	498,000	533
Hua Nan Financial Holdings Co. Ltd.	1,129,597	504
Taiwan Cooperative Financial Holding Co. Ltd.	1,178,933	490
Cheng Shin Rubber Industry Co. Ltd.	291,379	450

Far Eastern New Century Corp.	619,279	443
* Inotera Memories Inc.	498,000	429
Inventec Corp.	560,554	420
SinoPac Financial Holdings Co. Ltd.	1,516,220	408
Taiwan Cement Corp.	497,210	400
Synnex Technology International Corp.	421,189	396
China Life Insurance Co. Ltd.	556,118	395
Siliconware Precision Industries Co. Ltd.	237,655	368
Lite-On Technology Corp.	323,719	344
Advantech Co. Ltd.	56,518	339
* Taiwan Business Bank	1,402,382	339
Foxconn Technology Co. Ltd.	174,202	337
Waterland Financial Holdings Co. Ltd.	1,511,001	329
Wistron Corp.	578,167	329
Giant Manufacturing Co. Ltd.	46,881	310
HTC Corp.	127,491	305
Highwealth Construction Corp.	319,540	297
Yulon Motor Co. Ltd.	331,000	295
Siliconware Precision Industries Co. Ltd. ADR	37,120	285
Hermes Microvision Inc.	11,493	285
Asia Cement Corp.	347,264	273
Tung Thih Electronic Co. Ltd.	24,000	272
Feng TAY Enterprise Co. Ltd.	50,210	270
Powertech Technology Inc.	126,000	265
Zhen Ding Technology Holding Ltd.	123,700	263
Chailease Holding Co. Ltd.	164,892	263
Compeq Manufacturing Co. Ltd.	441,000	254
Sinbon Electronics Co. Ltd.	136,000	253
Micro-Star International Co. Ltd.	198,000	251
United Microelectronics Corp. ADR	117,678	231
Makalot Industrial Co. Ltd.	33,540	227
Cub Elecparts Inc.	19,547	225
Realtek Semiconductor Corp.	89,420	222
St. Shine Optical Co. Ltd.	11,000	214
Vanguard International Semiconductor Corp.	148,000	212
WPG Holdings Ltd.	218,000	212
Phison Electronics Corp.	29,000	211
Teco Electric and Machinery Co. Ltd.	258,000	203
Chicony Electronics Co. Ltd.	97,389	202
TTY Biopharm Co. Ltd.	56,541	199
CTCI Corp.	179,000	198
Merida Industry Co. Ltd.	44,400	196
Ruentex Industries Ltd.	118,268	194
Hota Industrial Manufacturing Co. Ltd.	46,000	193
Ruentex Development Co. Ltd.	163,156	189
Accton Technology Corp.	183,000	188
Shin Kong Financial Holding Co. Ltd.	978,612	188
* Acer Inc.	524,551	182
* Ennoconn Corp.	17,000	182
* LCY Chemical Corp.	190,000	175
Clevo Co.	182,628	173
Advanced Semiconductor Engineering Inc.	155,000	167
* Yeong Guan Energy Technology Group Co. Ltd.	26,000	164
King Yuan Electronics Co. Ltd.	246,000	164
Radiant Opto-Electronics Corp.	83,314	163
* Eva Airways Corp.	301,595	159
Depo Auto Parts Ind Co. Ltd.	45,000	154

Syncmold Enterprise Corp.	111,000	154
Epistar Corp.	180,044	153
* Bizlink Holding Inc.	31,000	150
Formosa Taffeta Co. Ltd.	168,000	150
* Winbond Electronics Corp.	557,000	149
Chipbond Technology Corp.	102,000	145
Aerospace Industrial Development Corp.	121,000	139
Chunghwa Telecom Co. Ltd.	45,000	139
Chroma ATE Inc.	70,000	139
Parade Technologies Ltd.	17,000	135
AU Optronics Corp.	520,000	135
Wistron NeWeb Corp.	53,060	135
Yageo Corp.	85,385	135
Taiwan Fertilizer Co. Ltd.	106,000	134
Visual Photonics Epitaxy Co. Ltd.	87,000	134
Kinsus Interconnect Technology Corp.	62,000	130
King Slide Works Co. Ltd.	10,000	130
Elite Material Co. Ltd.	74,000	129
Gigabyte Technology Co. Ltd.	124,000	128
* China Airlines Ltd.	377,000	128
Taiwan Secom Co. Ltd.	45,675	128
* General Interface Solution Holding Ltd.	46,000	125
Win Semiconductors Corp.	78,419	125
Tripod Technology Corp.	73,000	121
Kenda Rubber Industrial Co. Ltd.	83,875	119
* Nan Kang Rubber Tire Co. Ltd.	144,493	118
Hiwin Technologies Corp.	31,963	118
PChome Online Inc.	12,915	117
eMemory Technology Inc.	10,000	116
Greatek Electronics Inc.	112,000	116
Xxentria Technology Materials Corp.	44,000	114
Simplo Technology Co. Ltd.	37,400	113
* Asia Pacific Telecom Co. Ltd.	331,152	113
Poya International Co. Ltd.	12,116	112
TSRC Corp.	155,925	111
Advanced Wireless Semiconductor Co.	46,000	111
Standard Foods Corp.	45,501	109
Dynapack International Technology Corp.	77,000	107
Eternal Materials Co. Ltd.	109,180	106
Coretronic Corp.	134,250	106
* Swancor Ind Co. Ltd.	22,000	105
Airtac International Group	22,050	105
FLEXium Interconnect Inc.	43,531	105
Advanced Ceramic X Corp.	18,000	105
Huaku Development Co. Ltd.	65,000	104
TPK Holding Co. Ltd.	49,958	103
Transcend Information Inc.	38,000	103
* Ta Chong Bank Ltd.	262,744	102
King's Town Bank Co. Ltd.	157,000	99
Sporton International Inc.	16,309	98
Voltronic Power Technology Corp.	6,300	98
Topco Scientific Co. Ltd.	60,003	96
Far Eastern Department Stores Ltd.	190,115	96
Taichung Commercial Bank Co. Ltd.	339,385	94
Chin-Poon Industrial Co. Ltd.	59,000	93
Kuoyang Construction Co. Ltd.	293,000	92
Tainan Spinning Co. Ltd.	220,543	90

Silergy Corp.	7,000	89
Holtek Semiconductor Inc.	60,000	89
Nan Ya Printed Circuit Board Corp.	89,000	88
YFY Inc.	287,000	87
* China Petrochemical Development Corp.	361,350	87
Sino-American Silicon Products Inc.	67,000	86
Taiwan Paiho Ltd.	34,000	85
* Walsin Lihwa Corp.	395,000	85
Far Eastern International Bank	301,529	84
Chlitina Holding Ltd.	8,400	83
Grape King Bio Ltd.	15,000	82
Chimei Materials Technology Corp.	143,000	82
* Wei Chuan Foods Corp.	152,000	81
Sitronix Technology Corp.	27,000	80
Pihsiang Machinery Manufacturing Co. Ltd.	38,000	80
Nanya Technology Corp.	66,324	80
Everlight Electronics Co. Ltd.	46,000	77
Yungtay Engineering Co. Ltd.	59,000	77
Solar Applied Materials Technology Co.	140,000	76
Asia Vital Components Co. Ltd.	90,000	76
Taiwan Shin Kong Security Co. Ltd.	65,650	76
Wan Hai Lines Ltd.	141,000	75
President Securities Corp.	198,000	75
Elite Advanced Laser Corp.	19,200	74
Getac Technology Corp.	120,000	73
Bank of Kaohsiung Co. Ltd.	279,549	73
Cathay Real Estate Development Co. Ltd.	186,000	72
Richtek Technology Corp.	12,486	72
Unitech Printed Circuit Board Corp.	206,000	72
Great China Metal Industry	86,000	72
Shin Zu Shing Co. Ltd.	19,000	71
Feng Hsin Steel Co. Ltd.	63,000	71
Test Research Inc.	51,000	70
* Ta Ya Electric Wire & Cable	528,000	69
Evergreen Marine Corp. Taiwan Ltd.	195,940	69
Tong Yang Industry Co. Ltd.	49,000	68
Grand Pacific Petrochemical	146,000	68
Lung Yen Life Service Corp.	38,000	66
Firich Enterprises Co. Ltd.	27,168	65
WUS Printed Circuit Co. Ltd.	82,000	65
Casetek Holdings Ltd.	12,000	62
Pixart Imaging Inc.	27,000	61
Capital Securities Corp.	232,000	61
Unimicron Technology Corp.	151,000	61
Cheng Loong Corp.	185,000	61
Neo Solar Power Corp.	91,000	60
China Synthetic Rubber Corp.	86,110	60
Ginko International Co. Ltd.	5,000	59
Primax Electronics Ltd.	51,000	59
* Orient Semiconductor Electronics Ltd.	176,000	59
Elan Microelectronics Corp.	46,000	59
Senao International Co. Ltd.	49,000	59
China Steel Chemical Corp.	18,000	58
TXC Corp.	55,000	58
* D-Link Corp.	184,212	58
Everlight Chemical Industrial Corp.	92,610	57
Sunplus Technology Co. Ltd.	171,000	57

Shinkong Synthetic Fibers Corp.	217,000	56
Sercomm Corp.	23,000	56
* CMC Magnetics Corp.	575,021	56
Jih Sun Financial Holdings Co. Ltd.	274,450	56
Tung Ho Steel Enterprise Corp.	110,000	56
Systex Corp.	36,000	56
Sigurd Microelectronics Corp.	87,000	55
International Games System Co. Ltd.	12,000	55
WT Microelectronics Co. Ltd.	52,904	55
* Macronix International	461,432	55
Kinik Co.	36,000	54
* Taiwan Glass Industry Corp.	150,354	54
China Bills Finance Corp.	150,000	51
Lotes Co. Ltd.	14,000	51
* Sanyang Motor Co. Ltd.	80,000	51
Adlink Technology Inc.	24,168	50
Cleanaway Co. Ltd.	10,000	50
China Motor Corp.	78,000	50
Namchow Chemical Industrial Co. Ltd.	27,000	49
Etron Technology Inc.	127,000	49
Cheng Uei Precision Industry Co. Ltd.	38,000	49
Gigasolar Materials Corp.	2,400	49
Taiwan Hon Chuan Enterprise Co. Ltd.	35,772	48
* Gintech Energy Corp.	49,555	48
Altek Corp.	61,600	48
* Taiwan Styrene Monomer	93,450	48
Jess-Link Products Co. Ltd.	57,000	47
Gourmet Master Co. Ltd.	7,000	47
Lien Hwa Industrial Corp.	82,160	46
Evergreen International Storage & Transport Corp.	118,000	46
Qisda Corp.	152,000	46
* Microbio Co. Ltd.	61,000	46
Oriental Union Chemical Corp.	78,000	46
Mitac Holdings Corp.	67,000	45
Merry Electronics Co. Ltd.	26,850	45
Great Wall Enterprise Co. Ltd.	74,100	45
Posiflex Technology Inc.	9,315	44
USI Corp.	114,000	44
* Motech Industries Inc.	36,000	44
San Shing Fastech Corp.	22,770	44
Taiflex Scientific Co. Ltd.	40,000	44
Hey Song Corp.	43,500	43
Taiwan PCB Techvest Co. Ltd.	46,000	43
Elitegroup Computer Systems Co. Ltd.	73,000	43
XPEC Entertainment Inc.	19,124	43
Flytech Technology Co. Ltd.	13,853	42
Chung Hwa Pulp Corp.	152,421	42
Ardentec Corp.	64,261	42
PharmaEngine Inc.	6,000	42
YungShin Global Holding Corp.	29,400	42
* Center Laboratories Inc.	20,900	42
* Kinpo Electronics	138,000	41
CHC Healthcare Group	24,268	41
ScinoPharm Taiwan Ltd.	27,040	41
Nan Liu Enterprise Co. Ltd.	9,000	41
Walsin Technology Corp.	71,325	40
Taiwan Semiconductor Co. Ltd.	41,000	40

OptoTech Corp.	134,000	40
Taiwan Cogeneration Corp.	58,000	40
Toung Loong Textile Manufacturing	14,000	39
* China Man-Made Fiber Corp.	159,000	39
Formosa International Hotels Corp.	5,962	39
Prince Housing & Development Corp.	139,050	39
Zeng Hsing Industrial Co. Ltd.	9,000	39
Ton Yi Industrial Corp.	86,000	38
TYC Brother Industrial Co. Ltd.	53,000	38
TA Chen Stainless Pipe	87,442	38
* Asia Optical Co. Inc.	40,000	37
* Yang Ming Marine Transport Corp.	156,000	37
Taiwan Mask Corp.	129,000	37
Unizyx Holding Corp.	91,000	36
Wowprime Corp.	8,665	36
Brogent Technologies Inc.	4,389	36
U-Ming Marine Transport Corp.	48,000	36
Lextar Electronics Corp.	74,000	35
Taiyen Biotech Co. Ltd.	36,000	35
MIN AIK Technology Co. Ltd.	23,000	35
Faraday Technology Corp.	25,800	35
* E Ink Holdings Inc.	79,000	34
AmTRAN Technology Co. Ltd.	74,000	34
Federal Corp.	75,110	34
* TWi Pharmaceuticals Inc.	7,000	34
Soft-World International Corp.	16,000	34
Huang Hsiang Construction Corp.	55,000	33
Goldsun Building Materials Co. Ltd.	144,000	33
* Gigastorage Corp.	34,000	33
UPC Technology Corp.	123,000	32
Farglory Land Development Co. Ltd.	33,000	32
* Taigen Biopharmaceuticals Holdings Ltd.	38,000	32
Mercuries Life Insurance Co. Ltd.	61,053	32
Johnson Health Tech Co. Ltd.	21,105	32
Basso Industry Corp.	16,200	32
Kuo Toong International Co. Ltd.	35,851	31
* Tatung Co. Ltd.	200,000	31
AcBel Polytech Inc.	43,000	31
Aten International Co. Ltd.	15,000	31
* E-Ton Solar Tech Co. Ltd.	90,000	31
Formosan Rubber Group Inc.	59,000	30
Career Technology MFG. Co. Ltd.	46,000	30
Sampo Corp.	86,000	30
Weltrend Semiconductor	52,000	30
Chong Hong Construction Co. Ltd.	23,152	30
* HannStar Display Corp.	235,265	30
* Medigen Biotechnology Corp.	14,000	30
Tong Hsing Electronic Industries Ltd.	14,000	30
Taiwan Fire & Marine Insurance Co. Ltd.	47,000	30
ACES Electronic Co. Ltd.	33,000	30
Mercuries & Associates Holding Ltd.	51,000	30
Green Seal Holding Ltd.	8,800	30
IEI Integration Corp.	24,380	29
Microlife Corp.	11,000	28
CyberTAN Technology Inc.	44,000	28
A-DATA Technology Co. Ltd.	26,190	28
Radium Life Tech Co. Ltd.	87,393	27

Lite-On Semiconductor Corp.	38,000	26
* Continental Holdings Corp.	91,000	26
Topkey Corp.	8,000	26
Universal Cement Corp.	41,454	25
* Shining Building Business Co. Ltd.	88,660	25
Masterlink Securities Corp.	91,800	24
Taiwan TEA Corp.	59,000	24
Taiwan FamilyMart Co. Ltd.	4,000	24
Long Bon International Co. Ltd.	44,000	24
Hung Sheng Construction Ltd.	57,000	24
Taiwan Land Development Corp.	77,000	24
* Ritek Corp.	296,000	24
ITEQ Corp.	33,000	24
* AGV Products Corp.	96,000	23
* Ho Tung Chemical Corp.	111,300	23
FocalTech Systems Co. Ltd.	26,923	23
Ichia Technologies Inc.	49,000	23
Taiwan Sanyo Electric Co. Ltd.	32,000	23
Taiwan Acceptance Corp.	11,000	23
Elite Semiconductor Memory Technology Inc.	27,000	23
Ambassador Hotel	28,000	22
Wah Lee Industrial Corp.	17,000	22
Test Rite International Co. Ltd.	37,000	22
Taiwan Surface Mounting Technology Corp.	26,250	22
* Lotus Pharmaceutical Co. Ltd.	11,000	22
Unity Opto Technology Co. Ltd.	38,000	21
Vivotek Inc.	8,564	21
GeoVision Inc.	9,680	21
* Taiwan Liposome Co. Ltd.	5,000	21
Tong-Tai Machine & Tool Co. Ltd.	28,560	20
* Concord Securities Co. Ltd.	96,000	20
Jentech Precision Industrial Co. Ltd.	16,000	20
Advanced International Multitech Co. Ltd.	35,000	19
Hung Poo Real Estate Development Corp.	31,000	19
Kindom Construction Corp.	45,000	19
Chung-Hsin Electric & Machinery Manufacturing Corp.	37,000	19
Darwin Precisions Corp.	73,000	19
BES Engineering Corp.	99,000	18
China Metal Products	24,000	18
Rechi Precision Co. Ltd.	25,000	18
* Li Peng Enterprise Co. Ltd.	75,600	18
KEE TAI Properties Co. Ltd.	41,000	17
Sinyi Realty Inc.	21,630	17
Rich Development Co. Ltd.	63,000	17
* Mosel Vitelic Inc.	209,554	16
Global Mixed Mode Technology Inc.	9,000	16
Yulon Nissan Motor Co. Ltd.	2,000	14
* Genius Electronic Optical Co. Ltd.	8,714	14
* G Tech Optoelectronics Corp.	38,000	13
* HUA ENG Wire & Cable	61,757	12
* Gold Circuit Electronics Ltd.	41,000	11
* Eclat Textile Co. Ltd. Rights Exp. 02/16/2016	970	4
AV Tech Corp.	5,341	4
ENG Electric Co. Ltd.	3,180	2
* Forest Water Environment Engineering Co. Ltd.	261	—
* Taigen Biopharmaceuticals Holdings Ltd. Rights Exp. 02/18/2016	872	—
		108,461

Thailand (0.3%)
* Airports of Thailand PCL	267,776	2,848
Kasikornbank PCL (Foreign)	350,695	1,685
Advanced Info Service PCL (Foreign)	227,200	1,081
CP ALL PCL (Foreign)	734,300	842
Siam Commercial Bank PCL (Foreign)	227,900	837
Siam Cement PCL (Foreign)	46,000	560
* OBI Pharma Inc.	29,000	528
* Bangkok Expressway & Metro PCL	3,487,409	522
PTT PCL (Foreign)	76,600	513
* PTT PCL	71,700	480
* Bangkok Dusit Medical Services PCL (Local)	622,200	385
* Big C Supercenter PCL	53,700	338
Bangkok Bank PCL (Foreign)	73,698	319
* Siam Commercial Bank PCL (Local)	77,800	286
* Bumrungrad Hospital PCL	42,500	263
Central Pattana PCL	208,800	263
PTT Global Chemical PCL (Foreign)	171,515	261
TMB Bank PCL	3,532,900	257
Charoen Pokphand Foods PCL (Foreign)	456,300	251
* Digital Telecommunications Infrastructure Fund	688,200	245
Krung Thai Bank PCL (Foreign)	482,175	236
PTT Exploration & Production PCL (Foreign)	140,881	228
Intouch Holdings NVDR	135,496	214
* Thai Union Frozen Products PCL (Foreign)	404,880	210
Thai Oil PCL (Foreign)	112,700	205
* Indorama Ventures PCL (Local)	332,500	198
* True Corp. PCL	958,000	192
* Central Plaza Hotel PCL	162,200	180
IRPC PCL (Foreign)	1,491,200	179
Electricity Generating PCL (Foreign)	37,200	174
* Siam City Cement PCL (Local)	22,260	173
* Minor International PCL	172,260	164
* Intouch Holdings PCL	103,200	163
Pruksa Real Estate PCL	210,700	149
* Thaicom PCL	198,000	149
* PTT Global Chemical PCL (Local)	92,500	141
* Charoen Pokphand Foods PCL	255,900	141
* CP ALL PCL (Local)	121,500	139
* TTW PCL	489,200	139
BTS Group Holdings PCL ADR	604,800	138
* Jasmine Broadband Internet Infrastructure Fund	559,400	137
* Tipco Asphalt PCL	140,500	132
* Cal-Comp Electronics Thailand PCL	1,344,630	130
^ Home Product Center PCL	677,598	130
Delta Electronics Thai PCL (Foreign)	56,600	126
* Land & Houses PCL	508,200	126
* Krungthai Card PCL	49,400	121
* PTT Exploration and Production PCL (Local)	72,800	118
* Delta Electronics Thailand PCL	51,800	116
BEC World PCL (Foreign)	130,800	111
Bangkok Dusit Medical Services PCL (Foreign)	176,000	109
Bumrungrad Hospital PCL (Foreign)	16,900	105
^ Thoresen Thai Agencies PCL (Foreign)	480,252	104
* BTS Rail Mass Transit Growth Infrastructure Fund	361,700	104
* KCE Electronics PCL	48,000	103
* momo.com Inc.	16,000	102

* Srisawad Power 1979 PCL	75,480	100
* PTG Energy PCL	242,700	95
Minor International PCL (Foreign)	92,010	88
* Dynasty Ceramic PCL	696,900	84
Kiatnakin Bank PCL	74,800	84
* Glow Energy PCL	37,300	80
* BTS Group Holdings PCL	332,800	76
* U City PCL	90,412,494	76
Total Access Communication PCL (Foreign)	80,000	76
* Muangthai Leasing PCL	124,100	72
* VGI Global Media PCL	652,900	71
Glow Energy PCL (Foreign)	32,700	70
* Samart Corp. PCL	128,900	69
* Bangkok Airways Co. Ltd.	99,400	68
* Bangkok Life Assurance PCL	50,940	68
* Superblock PCL	2,021,200	66
* Robinson Department Store PCL	59,400	64
* Inter Far East Energy Corp.	351,100	63
* Banpu PCL (Local)	131,700	62
* Jasmine International PCL	696,100	61
* Sino-Thai Engineering & Construction PCL	99,100	60
* Chularat Hospital PCL	837,980	57
* Esso Thailand PCL	408,900	56
* Bangkok Expressway & Metro PCL (Foreign)	373,046	56
* Hana Microelectronics PCL	64,600	56
* Italian-Thai Development PCL	284,200	56
* Thanachart Capital PCL	50,100	53
* CH Karnchang PCL	70,300	51
* Ratchaburi Electricity Generating Holding PCL (Local)	35,300	49
* Bangkok Land PCL	1,219,100	49
* Tisco Financial Group PCL	40,100	48
* Siam Global House PCL	184,914	47
* Berli Jucker PCL	49,600	47
* True Corp. PCL (Foreign)	232,127	47
* TICON Industrial Connection PCL	132,600	43
LPN Development PCL	102,800	43
* Gunkul Engineering PCL	60,125	40
Hana Microelectronics PCL (Foreign)	46,600	40
* TPI Polene PCL	605,600	38
* SPCG PCL	65,000	37
* Bangkok Chain Hospital PCL	154,400	36
WHA Corp. PCL	420,000	32
* CK Power PCL	529,000	31
Siam City Cement PCL (Foreign)	3,800	30
* Quality Houses PCL	470,983	29
* Major Cineplex Group PCL	33,800	27
* Univentures PCL	143,400	24
* Thai Airways International PCL (Foreign)	104,374	24
* Total Access Communication PCL (Local)	25,400	24
* Thai Vegetable Oil PCL	36,900	24
* Sri Trang Agro-Industry PCL	78,200	23
* Bangchak Petroleum PCL	24,500	20
* Sansiri PCL (Local)	463,100	20
* Thai Reinsurance PCL	243,500	18
* Precious Shipping PCL	125,400	17
WHA Corp. PCL (Foreign)	210,509	16
* Supalai PCL	30,600	16

* IRPC PCL	129,200	16
* MBK PCL	37,208	14
* CK Power PCL (Foreign)	179,860	10
* Precious Shipping PCL (Foreign)	62,700	9
* Thoresen Thai Agencies PCL (Local)	13,200	3
* CK Power PCL Foreign Line Warrants Exp. 05/28/2020	179,860	2
* Indorama Ventures PCL Warrants Exp. 08/24/2017	33,250	1
* WHA Corp. PCL Warrants Exp. 12/31/2019	5,106	1
* Indorama Ventures Warrants Exp. 08/24/2018	25,576	1
* Minor International Warrants Exp. 11/03/2017	7,830	1
* Jasmine International PCL Warrants Exp. 06/25/2020	341,225	—
* Italian-Thai Development PCL Warrants Exp. 05/13/2019	56,840	—
* VGI Global Media PCL Warrants	35,725	—
* Samart Corp. PCL Warrants Exp. 02/11/2018	39,440	—
* Thoresen Thai Agencies PCL Warrants Exp. 02/28/2019	53,346	—
* Precious Shipping PCL Warrants	6,270	—
* Srisawad Power 1979 PCL Warrants Exp. 11/30/2017	2,960	—
		21,085
Turkey (0.1%)
Turkiye Halk Bankasi AS	375,024	1,298
Turkiye Garanti Bankasi AS	432,590	1,093
Akbank TAS	328,998	804
Is Gayrimenkul Yatirim Ortakligi AS	1,226,180	704
BIM Birlesik Magazalar AS	38,588	653
* Tupras Turkiye Petrol Rafinerileri AS	24,875	632
Ford Otomotiv Sanayi AS	52,944	580
Turkcell Iletisim Hizmetleri AS	128,627	459
KOC Holding AS	93,117	374
Haci Omer Sabanci Holding AS (Bearer)	120,258	349
Turkiye Is Bankasi	196,810	309
* Vestel Elektronik Sanayi ve Ticaret AS	150,026	264
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	270,833	237
Eregli Demir ve Celik Fabrikalari TAS	198,474	208
Turkiye Vakiflar Bankasi TAO	152,943	196
TAV Havalimanlari Holding AS	32,203	191
Anadolu Efes Biracilik Ve Malt Sanayii AS	30,311	188
* Turk Hava Yollari AO	64,679	161
Tofas Turk Otomobil Fabrikasi AS	22,955	159
Turk Telekomunikasyon AS	83,613	153
Ulker Biskuvi Sanayi AS	23,237	149
Yapi ve Kredi Bankasi AS	96,920	122
Coca-Cola Icecek AS	10,490	117
* Sekerbank TAS	205,730	107
Arcelik AS	19,148	100
* Aksa Enerji Uretim AS Class B	123,798	100
Enka Insaat ve Sanayi AS	63,314	94
Akfen Holding AS	20,809	92
* Petkim Petrokimya Holding AS	68,494	81
Aksigorta AS	132,563	72
* Zorlu Enerji Elektrik Uretim AS	123,101	64
Turkiye Sise ve Cam Fabrikalari AS	62,204	63
Otokar Otomotiv Ve Savunma Sanayi A.S.	1,491	49
Turkiye Sinai Kalkinma Bankasi AS	95,845	48
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	125,938	47
Aselsan Elektronik Sanayi Ve Ticaret AS	6,963	43
* Asya Katilim Bankasi AS	219,779	42
Aksa Akrilik Kimya Sanayii AS	11,842	41

Aygaz AS	12,065	41
Cimsa Cimento Sanayi VE Ticaret AS	8,065	39
Turk Traktor ve Ziraat Makineleri AS	1,534	38
Koza Altin Isletmeleri AS	8,052	34
* Dogan Sirketler Grubu Holding AS	168,390	31
Dogus Otomotiv Servis ve Ticaret AS	7,386	27
* Pegasus Hava Tasimaciligi AS	4,428	25
* Koza Anadolu Metal Madencilik Isletmeleri AS	59,315	22
Yazicilar Holding AS Class A	5,506	21
Albaraka Turk Katilim Bankasi AS	32,421	16
* Vakif Gayrimenkul Yatirim Ortakligi AS	19,147	14
Trakya Cam Sanayii AS	20,697	12
		10,763
United Arab Emirates (0.1%)
Emaar Properties PJSC	697,449	939
DP World Ltd.	39,023	689
Abu Dhabi Commercial Bank PJSC	364,999	604
First Gulf Bank PJSC	216,264	592
DAMAC Properties Dubai Co. PJSC	508,546	321
Aldar Properties PJSC	529,166	317
Dubai Islamic Bank PJSC	165,859	261
* Emaar Malls Group PJSC	391,593	244
* Dubai Parks & Resorts PJSC	676,503	200
Union National Bank PJSC	199,193	185
* Deyaar Development PJSC	1,260,884	151
Dubai Financial Market PJSC	426,230	133
Al Waha Capital PJSC	234,724	126
* Arabtec Holding PJSC	386,155	126
Agthia Group PJSC	50,166	96
Aramex PJSC	106,323	84
* Amanat Holdings PJSC	389,761	83
Air Arabia PJSC	256,371	81
Dubai Investments PJSC	171,276	79
* Dana Gas PJSC	547,053	67
* Drake & Scull International PJSC	459,669	41
National Central Cooling Co. PJSC	134,628	36
* Eshraq Properties Co. PJSC	184,450	25
Union Properties PJSC	133,484	23
RAK Properties PJSC	168,932	22
		5,525
United Kingdom (6.8%)
HSBC Holdings plc	4,115,441	29,024
British American Tobacco plc	384,846	21,445
GlaxoSmithKline plc	1,002,860	20,659
BP plc	3,742,040	20,208
Royal Dutch Shell plc Class A	819,977	17,913
AstraZeneca plc	274,312	17,663
Vodafone Group plc	5,452,324	17,526
Diageo plc	490,690	13,210
SABMiller plc	214,412	12,840
BT Group plc	1,823,282	12,689
Lloyds Banking Group plc	12,903,047	12,088
Reckitt Benckiser Group plc	133,860	11,906
Unilever plc	267,419	11,757
National Grid plc	806,593	11,364
Royal Dutch Shell plc Class B	505,308	11,010

Imperial Tobacco Group plc	197,372	10,687
BG Group plc	697,363	10,553
Prudential plc	508,146	9,983
Barclays plc	3,459,697	9,258
Compass Group plc	422,883	7,278
RELX plc	396,967	6,984
Shire plc	119,488	6,702
Rio Tinto plc	267,040	6,548
CRH plc	205,413	5,475
WPP plc	246,738	5,366
Aviva plc	757,597	5,225
Next plc	48,617	4,819
BHP Billiton plc	487,312	4,732
ARM Holdings plc	321,980	4,593
Legal & General Group plc	1,305,111	4,555
BAE Systems plc	609,549	4,508
SSE plc	203,157	4,215
Land Securities Group plc	267,448	4,194
* Tesco plc	1,666,524	4,147
Standard Chartered plc	604,498	4,078
Rolls-Royce Holdings plc	427,386	3,400
Experian plc	195,423	3,334
Centrica plc	1,133,160	3,325
Glencore plc	2,501,389	3,225
Sky plc	204,834	3,169
Associated British Foods plc	63,368	2,859
Smith & Nephew plc	170,263	2,836
ITV plc	702,062	2,684
Randgold Resources Ltd.	37,400	2,654
InterContinental Hotels Group plc	79,236	2,604
Wolseley plc	50,709	2,516
DCC plc	32,435	2,504
Old Mutual plc	956,917	2,335
British Land Co. plc	207,868	2,202
Burberry Group plc	126,861	2,174
* Royal Bank of Scotland Group plc	598,227	2,166
Spirax-Sarco Engineering plc	47,833	2,088
Capita plc	123,578	2,080
London Stock Exchange Group plc	57,329	2,030
Kingfisher plc	426,506	1,996
Kier Group plc	101,963	1,944
Whitbread plc	33,920	1,944
Standard Life plc	357,569	1,868
Marks & Spencer Group plc	298,426	1,812
Pearson plc	158,346	1,788
Sage Group plc	199,963	1,782
United Utilities Group plc	128,156	1,753
Carnival plc	34,684	1,730
Taylor Wimpey plc	609,771	1,681
Persimmon plc	57,086	1,666
Ultra Electronics Holdings plc	59,515	1,619
Barratt Developments plc	183,747	1,576
Bunzl plc	56,871	1,521
IMI plc	127,303	1,470
International Consolidated Airlines Group SA (London Shares)	185,834	1,437
Severn Trent plc	43,860	1,376
Inmarsat plc	85,355	1,344

GKN plc	329,309	1,318
Johnson Matthey plc	37,161	1,315
Intertek Group plc	31,606	1,281
Aberdeen Asset Management plc	362,988	1,279
Investec plc	200,082	1,273
Ashtead Group plc	98,600	1,272
Dixons Carphone plc	180,968	1,227
Anglo American plc London Shares	306,355	1,222
Provident Financial plc	29,017	1,221
Berkeley Group Holdings plc	23,810	1,204
Direct Line Insurance Group plc	223,988	1,203
St. James's Place plc	87,750	1,201
RSA Insurance Group plc	196,907	1,176
Wm Morrison Supermarkets plc	467,490	1,169
Travis Perkins plc	43,440	1,137
Hammerson plc	136,012	1,136
Royal Mail plc	167,950	1,104
Mondi plc	66,943	1,091
3i Group plc	170,144	1,079
Man Group plc	457,309	1,069
Smiths Group plc	76,569	1,036
Betfair Group plc	16,170	1,012
Croda International plc	24,437	998
Rightmove plc	17,295	987
Pennon Group plc	77,652	984
Amlin plc	102,975	983
J Sainsbury plc	275,699	968
Rexam plc	112,463	964
Cineworld Group plc	132,625	957
Fresnillo plc	92,216	955
Informa plc	103,798	944
G4S plc	287,322	933
Bellway plc	23,124	918
William Hill plc	164,290	915
DS Smith plc	170,655	893
Admiral Group plc	33,871	861
2 Auto Trader Group plc	144,093	809
Weir Group plc	65,191	807
Howden Joinery Group plc	112,047	803
2 Merlin Entertainments plc	131,849	782
Henderson Group plc	195,766	779
Meggitt plc	148,642	773
Halma plc	64,370	770
Hargreaves Lansdown plc	39,374	768
Coca-Cola HBC AG	37,392	766
easyJet plc	34,530	765
Cobham plc	209,564	761
Segro plc	121,186	761
Hikma Pharmaceuticals plc	25,944	749
Babcock International Group plc	57,064	748
Greene King plc	59,088	744
Derwent London plc	15,765	731
^ Polymetal International plc	88,296	728
Inchcape plc	70,240	722
Tate & Lyle plc	77,542	695
IG Group Holdings plc	65,765	690
Schroders plc	16,998	664

ICAP plc	94,662	655
Capital & Counties Properties plc	122,767	650
Hiscox Ltd.	45,602	648
* BTG plc	76,868	644
Booker Group plc	270,474	644
John Wood Group plc	69,418	642
Rentokil Initial plc	274,538	615
Micro Focus International plc	29,810	590
RPC Group plc	54,676	587
Intu Properties plc	136,768	585
Aggreko plc	47,567	581
UBM plc	77,332	578
* Cairn Energy plc	277,651	568
Petrofac Ltd.	49,769	567
Great Portland Estates plc	49,085	538
Hays plc	291,704	530
AA plc	124,516	525
Daily Mail & General Trust plc	53,295	516
Moneysupermarket.com Group plc	105,377	510
Cable & Wireless Communications plc	510,766	503
BBA Aviation plc	214,525	500
* Thomas Cook Group plc	315,209	482
Greencore Group plc	85,749	476
Playtech plc	43,324	476
Shaftesbury plc	38,961	468
* Just Eat plc	86,306	462
Beazley plc	85,357	459
Essentra plc	42,102	442
WS Atkins plc	21,067	435
Grafton Group plc	43,156	434
Spectris plc	19,040	431
Regus plc	101,048	427
WH Smith plc	16,168	427
Intermediate Capital Group plc	50,472	421
Crest Nicholson Holdings plc	51,250	419
Close Brothers Group plc	22,675	418
Berendsen plc	26,595	415
Phoenix Group Holdings	33,382	414
Bovis Homes Group plc	30,538	409
Amec Foster Wheeler plc	68,263	404
Britvic plc	38,975	402
Jupiter Fund Management plc	67,553	402
SSP Group plc	98,334	401
* Balfour Beatty plc	111,101	398
UDG Healthcare plc	50,283	376
* Tullow Oil plc	151,185	375
Domino's Pizza Group plc	26,554	374
UNITE Group plc	39,611	364
Stagecoach Group plc	90,542	360
^ TalkTalk Telecom Group plc	112,065	351
Lancashire Holdings Ltd.	39,009	349
Rotork plc	140,437	344
Marston's plc	151,725	342
Home Retail Group plc	172,205	337
* Ocado Group plc	86,295	326
Saga plc	115,955	326
Ladbrokes plc	176,641	322

	Greggs plc	21,531	321
	SIG plc	158,243	304
	Antofagasta plc	55,311	302
	Galliford Try plc	13,953	297
	National Express Group plc	67,826	294
	Electrocomponents plc	97,528	293
	Dunelm Group plc	22,807	286
	Interserve plc	42,639	285
	Grainger plc	86,141	285
	Elementis plc	91,803	282
	Restaurant Group plc	36,332	277
	Pets at Home Group plc	74,763	275
	Victrex plc	12,373	275
	Indivior plc	126,718	274
	Big Yellow Group plc	24,501	270
	Al Noor Hospitals Group plc	16,266	270
	Dechra Pharmaceuticals plc	18,825	269
	Michael Page International plc	45,775	266
*	Firstgroup plc	198,745	265
	Drax Group plc	70,613	255
	AVEVA Group plc	13,228	253
	QinetiQ Group plc	76,178	253
	Go-Ahead Group plc	7,182	252
2	John Laing Group plc	86,055	252
	Dignity plc	7,476	251
	Jardine Lloyd Thompson Group plc	20,795	248
	Dairy Crest Group plc	26,556	248
*	Sports Direct International plc	40,810	243
	Kennedy Wilson Europe Real Estate plc	15,166	242
	Paragon Group of Cos. plc	53,651	242
	Genus plc	11,766	241
	Tullett Prebon plc	49,542	239
	Diploma plc	24,800	238
	Redrow plc	36,404	231
	HomeServe plc	39,715	230
	Carillion plc	58,017	228
	Workspace Group plc	19,761	228
	Mitie Group plc	56,078	227
	Bodycote plc	28,475	223
	Bwin Party Digital Entertainment plc	123,400	217
	Debenhams plc	193,507	217
	Laird plc	42,580	217
*	Serco Group plc	176,960	216
2	Spire Healthcare Group plc	46,346	214
	Savills plc	19,727	213
	LondonMetric Property plc	90,776	210
*,2 Wizz Air Holdings plc		7,662	207
	Entertainment One Ltd.	96,749	207
	Senior plc	65,060	204
	Brewin Dolphin Holdings plc	50,121	200
2	Sophos Group plc	57,862	200
	KCOM Group plc	120,418	200
	Vesuvius plc	45,788	198
	N Brown Group plc	41,889	186
	Northgate plc	38,520	184
	Hansteen Holdings plc	112,916	179
	Centamin plc	181,977	176

^	Ashmore Group plc	55,913	176
	Virgin Money Holdings UK plc	37,241	168
	Synthomer plc	38,937	164
	Card Factory plc	32,842	163
	Ted Baker plc	3,760	161
	St. Modwen Properties plc	28,439	157
	BGEO Group plc	6,126	155
	NMC Health plc	11,230	155
	Halfords Group plc	28,183	153
	Mitchells & Butlers plc	36,759	153
	esure Group plc	42,145	151
	Fidessa Group plc	5,613	151
	Picton Property Income Ltd.	146,811	147
*	Vectura Group plc	61,227	147
	Renishaw plc	5,568	145
	Helical Bar plc	25,204	145
	UK Commercial Property Trust Ltd.	118,056	140
*	Ophir Energy plc	108,688	140
*	SVG Capital plc	19,891	139
	Countrywide plc	27,491	138
2	Zoopla Property Group plc	42,590	130
	International Personal Finance plc	35,699	123
	J D Wetherspoon plc	12,487	121
	Telecom Plus plc	8,363	120
	Morgan Advanced Materials plc	39,401	120
	Devro plc	27,493	117
	Petra Diamonds Ltd.	92,525	117
	Keller Group plc	9,790	115
	OM Asset Management plc	10,100	114
*	Melrose Industries plc	26,376	112
	Tritax Big Box REIT plc	59,753	111
*,2 Shawbrook Group plc		25,907	110
	Redefine International PLC	161,814	110
	Foxtons Group plc	44,447	107
	Xaar plc	14,941	102
*	Enterprise Inns plc	77,242	102
*	Aldermore Group plc	32,589	101
	Oxford Instruments plc	9,640	101
	ITE Group plc	49,024	98
	Computacenter plc	8,299	98
	Just Retirement Group plc	46,280	98
*	Mothercare plc	31,304	94
	F&C Commercial Property Trust Ltd.	48,866	92
	Hunting plc	20,638	91
	Acacia Mining plc	29,009	86
	De La Rue plc	13,186	84
	888 Holdings plc	33,538	84
	RPS Group plc	31,467	82
	Spirent Communications plc	76,600	81
	Speedy Hire plc	134,596	80
	SuperGroup plc	3,600	76
	OneSavings Bank plc	17,280	75
*	Allied Minds plc	18,342	74
*	Evraz plc	82,987	74
	U & I Group plc	24,222	73
	Schroder REIT Ltd.	87,915	73
	Connect Group plc	34,236	72

	Premier Farnell plc	49,682	71
	Daejan Holdings plc	813	71
	Stobart Group Ltd.	48,087	70
	Soco International plc	29,740	68
	Chesnara plc	13,561	63
^	Vedanta Resources plc	18,036	63
	Poundland Group plc	31,139	63
*	Imagination Technologies Group plc	33,307	63
	Shanks Group plc	48,766	62
*,^ KAZ Minerals plc		37,455	62
	SDL plc	9,382	60
	Severfield plc	69,430	58
	Chemring Group plc	23,955	57
*,^ AO World plc		25,742	56
	Xchanging plc	19,716	53
*	Premier Foods plc	98,103	52
	Fenner plc	33,918	51
	Cape plc	13,478	43
*	Lamprell plc	34,894	42
	Morgan Sindall Group plc	3,985	41
*	Genel Energy plc	25,864	39
	Partnership Assurance Group plc	22,162	39
	Lonmin plc	45,159	36
*	EnQuest plc	146,010	33
	Gem Diamonds Ltd.	14,574	25
*	Aquarius Platinum Ltd.	133,799	23
*	Premier Oil plc	73,323	20
*	Hochschild Mining plc	28,168	19
	Ferrexpo plc	23,306	6
*,^ Afren plc		141,140	4
*	Tritax Big Box REIT plc Rights Exp. 02/11/2016	5,432	—
			549,376
United States (52.7%)
Basic Materials (1.1%)
	EI du Pont de Nemours & Co.	189,622	10,004
	Dow Chemical Co.	237,146	9,960
	LyondellBasell Industries NV Class A	76,172	5,939
	Praxair Inc.	57,902	5,790
	Ecolab Inc.	50,317	5,428
	Air Products & Chemicals Inc.	40,429	5,123
	PPG Industries Inc.	50,946	4,846
	Celanese Corp. Class A	40,341	2,569
	International Paper Co.	73,220	2,505
	Nucor Corp.	57,785	2,258
	Newmont Mining Corp.	102,434	2,045
	Eastman Chemical Co.	32,832	2,010
	CF Industries Holdings Inc.	62,775	1,883
	Alcoa Inc.	250,979	1,830
	Mosaic Co.	68,350	1,647
	Airgas Inc.	10,837	1,517
	International Flavors & Fragrances Inc.	12,909	1,510
	Albemarle Corp.	21,635	1,139
	Ashland Inc.	11,929	1,130
	Freeport-McMoRan Inc.	218,491	1,005
*	WR Grace & Co.	11,500	935
	FMC Corp.	25,878	924
	Southern Copper Corp.	35,007	907

	Avery Dennison Corp.	13,230	806
	RPM International Inc.	20,300	797
	Steel Dynamics Inc.	42,800	785
	NewMarket Corp.	1,800	683
*	Axalta Coating Systems Ltd.	27,324	651
	Reliance Steel & Aluminum Co.	11,300	643
	Sensient Technologies Corp.	8,500	507
	Olin Corp.	29,110	493
	PolyOne Corp.	17,200	465
	CONSOL Energy Inc.	55,844	443
	Domtar Corp.	12,300	397
	Cabot Corp.	9,700	391
	Royal Gold Inc.	12,400	369
	Compass Minerals International Inc.	4,900	367
	Allegheny Technologies Inc.	34,443	323
	Deltic Timber Corp.	5,700	313
	Minerals Technologies Inc.	7,200	295
	Huntsman Corp.	34,000	293
	HB Fuller Co.	7,600	283
	Balchem Corp.	5,000	281
	Westlake Chemical Corp.	6,100	277
*	Chemtura Corp.	10,346	272
	PH Glatfelter Co.	17,900	264
	Worthington Industries Inc.	8,500	260
*	Platform Specialty Products Corp.	27,400	209
	Axiall Corp.	11,400	204
*	Cambrex Corp.	5,900	204
	Carpenter Technology Corp.	7,200	200
	Kaiser Aluminum Corp.	2,400	187
	KapStone Paper and Packaging Corp.	12,500	185
	Commercial Metals Co.	12,400	173
	Innospec Inc.	3,300	165
*	Clearwater Paper Corp.	4,200	164
	US Silica Holdings Inc.	8,500	159
^	United States Steel Corp.	22,531	158
	Stepan Co.	3,200	144
*	Stillwater Mining Co.	19,700	129
*	Ferro Corp.	13,400	125
	Chemours Co.	30,164	119
*,^ Cliffs Natural Resources Inc.		70,473	113
*	Resolute Forest Products Inc.	19,700	111
	Hecla Mining Co.	58,012	108
	A Schulman Inc.	4,200	106
*	Ferroglobe plc	10,400	88
	Calgon Carbon Corp.	4,600	75
	Innophos Holdings Inc.	2,600	69
*,^ AK Steel Holding Corp.		29,500	60
*	Kraton Performance Polymers Inc.	3,900	57
	Haynes International Inc.	1,500	48
*	Coeur Mining Inc.	20,810	46
	Tronox Ltd. Class A	11,100	40
*	Century Aluminum Co.	7,800	37
	Rayonier Advanced Materials Inc.	5,200	36
	Tredegar Corp.	2,700	35
	SunCoke Energy Inc.	8,600	33
*	Koppers Holdings Inc.	1,900	32
*	Veritiv Corp.	1,032	32

*,^ Peabody Energy Corp.		2,651	12
*	Intrepid Potash Inc.	5,300	12
			87,237
Consumer Goods (5.7%)
	Procter & Gamble Co.	557,162	45,514
	Coca-Cola Co.	833,081	35,756
	PepsiCo Inc.	317,532	31,531
	Philip Morris International Inc.	323,539	29,122
	Altria Group Inc.	414,390	25,323
	NIKE Inc. Class B	224,950	13,949
	Colgate-Palmolive Co.	204,802	13,830
	Mondelez International Inc. Class A	320,593	13,817
	Kimberly-Clark Corp.	89,524	11,497
	Kraft Heinz Co.	119,773	9,349
	Ford Motor Co.	774,420	9,247
	Reynolds American Inc.	184,768	9,229
	General Motors Co.	307,526	9,115
	Monsanto Co.	87,362	7,915
*	Electronic Arts Inc.	97,896	6,319
	General Mills Inc.	111,376	6,294
	Constellation Brands Inc. Class A	33,147	5,054
	VF Corp.	77,040	4,823
	Johnson Controls Inc.	134,425	4,822
	Activision Blizzard Inc.	136,277	4,745
	Stanley Black & Decker Inc.	48,038	4,532
	Archer-Daniels-Midland Co.	118,972	4,206
*	Monster Beverage Corp.	30,453	4,112
	Hanesbrands Inc.	131,600	4,023
	Molson Coors Brewing Co. Class B	42,266	3,824
*,^ Tesla Motors Inc.		18,807	3,596
	Delphi Automotive plc	55,279	3,590
	ConAgra Foods Inc.	81,956	3,413
	Estee Lauder Cos. Inc. Class A	39,900	3,401
	Dr Pepper Snapple Group Inc.	35,273	3,310
^	Autoliv Inc.	32,134	3,303
	Kellogg Co.	44,712	3,284
*	LKQ Corp.	119,816	3,283
	Tyson Foods Inc. Class A	60,174	3,211
*	Under Armour Inc. Class A	36,800	3,144
	Keurig Green Mountain Inc.	34,780	3,104
	JM Smucker Co.	22,550	2,894
	Coach Inc.	76,710	2,842
	Clorox Co.	21,204	2,736
	Leggett & Platt Inc.	65,883	2,735
	Mead Johnson Nutrition Co.	37,392	2,710
	Hershey Co.	29,064	2,561
	BorgWarner Inc.	79,012	2,320
	Church & Dwight Co. Inc.	26,600	2,234
	Brown-Forman Corp. Class B	22,564	2,208
	Leucadia National Corp.	131,223	2,173
	Genuine Parts Co.	24,634	2,123
*	Jarden Corp.	39,875	2,115
*	Tempur Sealy International Inc.	34,734	2,096
	Coca-Cola Enterprises Inc.	43,940	2,040
	Whirlpool Corp.	15,059	2,024
	Hormel Foods Corp.	24,575	1,976
	Scotts Miracle-Gro Co. Class A	28,610	1,965

Newell Rubbermaid Inc.	49,402	1,916
* Mohawk Industries Inc.	11,425	1,901
Mattel Inc.	65,504	1,807
Campbell Soup Co.	31,963	1,803
DR Horton Inc.	64,191	1,766
McCormick & Co. Inc.	19,642	1,728
Bunge Ltd.	27,156	1,684
Hasbro Inc.	21,729	1,614
Flowers Foods Inc.	77,884	1,600
Snyder's-Lance Inc.	49,390	1,559
Harley-Davidson Inc.	37,608	1,504
Goodyear Tire & Rubber Co.	50,809	1,443
Lear Corp.	13,771	1,430
Lennar Corp. Class A	33,743	1,422
Snap-on Inc.	8,500	1,373
* Michael Kors Holdings Ltd.	33,700	1,345
* WhiteWave Foods Co. Class A	33,822	1,277
* lululemon athletica Inc.	19,798	1,229
Ralph Lauren Corp. Class A	10,859	1,222
Ingredion Inc.	11,400	1,148
PVH Corp.	15,088	1,107
* NVR Inc.	641	1,058
Harman International Industries Inc.	13,012	968
* WABCO Holdings Inc.	10,500	941
Pinnacle Foods Inc.	21,568	925
PulteGroup Inc.	54,596	915
Polaris Industries Inc.	11,800	871
* Herbalife Ltd.	17,500	809
* Middleby Corp.	8,800	795
* Toll Brothers Inc.	28,172	778
* Hain Celestial Group Inc.	20,400	742
* Post Holdings Inc.	12,072	706
* Edgewell Personal Care Co.	9,360	693
Carter's Inc.	6,900	671
* TreeHouse Foods Inc.	8,393	666
* Skechers U.S.A. Inc. Class A	23,100	651
* Vista Outdoor Inc.	13,262	639
Gentex Corp.	45,178	618
Brunswick Corp.	15,300	610
CalAtlantic Group Inc.	16,888	549
* Take-Two Interactive Software Inc.	15,800	548
WD-40 Co.	5,200	537
Visteon Corp.	7,700	515
* Helen of Troy Ltd.	5,300	474
Pool Corp.	5,400	456
* Tenneco Inc.	11,900	455
Vector Group Ltd.	17,970	419
Tupperware Brands Corp.	9,000	418
Cooper Tire & Rubber Co.	11,400	416
Spectrum Brands Holdings Inc.	4,323	411
* Kate Spade & Co.	20,600	367
Lancaster Colony Corp.	3,600	366
* TRI Pointe Group Inc.	33,600	354
B&G Foods Inc.	9,300	339
Thor Industries Inc.	6,400	335
Herman Miller Inc.	12,600	323
* Darling Ingredients Inc.	35,700	321

	Nu Skin Enterprises Inc. Class A	10,100	320
	Avon Products Inc.	93,225	316
	Fresh Del Monte Produce Inc.	7,695	314
	Dana Holding Corp.	25,700	305
*	Boston Beer Co. Inc. Class A	1,700	305
	Energizer Holdings Inc.	9,360	300
*	Steven Madden Ltd.	9,250	299
^	Coty Inc. Class A	11,600	285
	Wolverine World Wide Inc.	16,800	284
*	Meritage Homes Corp.	8,600	284
*	G-III Apparel Group Ltd.	5,700	281
	Dean Foods Co.	14,050	281
*	Zynga Inc. Class A	113,551	279
*	Deckers Outdoor Corp.	5,300	262
*	Fossil Group Inc.	7,600	248
	Sanderson Farms Inc.	3,000	244
	Briggs & Stratton Corp.	12,100	238
*	Pilgrim's Pride Corp.	10,400	231
*	Diamond Foods Inc.	6,100	224
	HNI Corp.	6,500	221
*	Gentherm Inc.	5,200	208
*	Wayfair Inc.	4,600	208
	Drew Industries Inc.	3,600	207
*	Caesarstone Sdot-Yam Ltd.	5,400	203
^	Cal-Maine Foods Inc.	4,000	202
	Universal Corp.	3,600	197
*	Fitbit Inc. Class A	11,800	196
*,^ GoPro Inc. Class A		17,103	196
	J&J Snack Foods Corp.	1,800	194
	Columbia Sportswear Co.	3,500	193
	Oxford Industries Inc.	2,700	189
	Interface Inc. Class A	10,600	179
*	Select Comfort Corp.	8,400	177
*	Adecoagro SA	14,300	170
	Schweitzer-Mauduit International Inc.	3,900	164
*	Tumi Holdings Inc.	8,900	154
*	Dorman Products Inc.	3,500	151
	Callaway Golf Co.	16,997	148
	Steelcase Inc. Class A	11,600	148
	La-Z-Boy Inc.	6,900	148
	KB Home	13,000	141
	Tootsie Roll Industries Inc.	3,857	127
*	National Beverage Corp.	3,000	124
*	Seaboard Corp.	42	121
*	American Axle & Manufacturing Holdings Inc.	9,200	118
	Knoll Inc.	6,300	116
	MDC Holdings Inc.	5,300	115
*	Crocs Inc.	12,400	114
*	TiVo Inc.	14,181	113
	Andersons Inc.	3,750	110
	Ethan Allen Interiors Inc.	4,100	109
*	USANA Health Sciences Inc.	700	89
*	ACCO Brands Corp.	11,942	72
*,^ SodaStream International Ltd.		4,600	64
*	Iconix Brand Group Inc.	9,500	63
	Winnebago Industries Inc.	3,500	62
*	Blount International Inc.	5,000	46

	Cosan Ltd.	13,600	44
*	Modine Manufacturing Co.	5,400	35
	National Presto Industries Inc.	400	32
*	Vera Bradley Inc.	1,800	27
	Superior Industries International Inc.	1,400	26
*	Elizabeth Arden Inc.	2,500	20
*	Federal-Mogul Holdings Corp.	4,100	19
	Titan International Inc.	3,700	11
			458,947
Consumer Services (7.4%)
*	Amazon.com Inc.	78,468	46,061
	Home Depot Inc.	279,860	35,195
	Walt Disney Co.	346,484	33,200
	Comcast Corp. Class A	494,415	27,544
	McDonald's Corp.	187,403	23,197
	Wal-Mart Stores Inc.	345,455	22,924
	CVS Health Corp.	229,962	22,212
	Starbucks Corp.	290,064	17,627
	Lowe's Cos. Inc.	217,726	15,602
	Walgreens Boots Alliance Inc.	186,711	14,885
	Costco Wholesale Corp.	88,348	13,351
	Time Warner Inc.	178,339	12,562
*	Priceline Group Inc.	10,173	10,834
	Time Warner Cable Inc.	58,422	10,633
	TJX Cos. Inc.	133,382	9,502
	Target Corp.	128,381	9,297
*	Netflix Inc.	83,549	7,673
	McKesson Corp.	46,930	7,555
	Kroger Co.	189,792	7,366
	Yum! Brands Inc.	90,457	6,546
*	AutoZone Inc.	8,267	6,344
	Twenty-First Century Fox Inc. Class A	217,638	5,870
	CBS Corp. Class B	114,475	5,438
	Cardinal Health Inc.	65,365	5,319
*	eBay Inc.	223,560	5,245
*	O'Reilly Automotive Inc.	19,001	4,957
	L Brands Inc.	50,214	4,828
	Ross Stores Inc.	81,620	4,592
*,^ Charter Communications Inc. Class A		26,738	4,582
	Sysco Corp.	102,729	4,090
	Dollar General Corp.	54,081	4,059
	Carnival Corp.	82,040	3,949
	Viacom Inc. Class B	84,604	3,861
*	Liberty Global plc	112,698	3,754
	Las Vegas Sands Corp.	82,157	3,705
	AmerisourceBergen Corp. Class A	40,112	3,592
*	Dollar Tree Inc.	43,502	3,538
	Delta Air Lines Inc.	75,465	3,342
	Omnicom Group Inc.	43,146	3,165
	Nielsen Holdings plc	65,304	3,145
	Twenty-First Century Fox Inc.	112,413	3,046
	Macy's Inc.	71,758	2,900
*	CarMax Inc.	64,682	2,858
	Kohl's Corp.	57,196	2,846
*	Chipotle Mexican Grill Inc. Class A	6,219	2,817
	Expedia Inc.	27,374	2,766
	Darden Restaurants Inc.	43,805	2,762

Service Corp. International	109,300	2,644
Southwest Airlines Co.	64,083	2,411
Royal Caribbean Cruises Ltd.	29,207	2,394
* Liberty Interactive Corp. QVC Group Class A	91,847	2,394
Marriott International Inc. Class A	37,738	2,313
* DISH Network Corp. Class A	47,310	2,284
Advance Auto Parts Inc.	14,500	2,205
New York Times Co. Class A	165,500	2,188
Nordstrom Inc.	43,390	2,130
* Ulta Salon Cosmetics & Fragrance Inc.	11,600	2,102
* JetBlue Airways Corp.	97,084	2,069
Starwood Hotels & Resorts Worldwide Inc.	32,540	2,025
Tiffany & Co.	30,818	1,967
* Liberty Global plc Class A	57,021	1,962
Wynn Resorts Ltd.	29,124	1,961
Best Buy Co. Inc.	69,872	1,952
Whole Foods Market Inc.	63,128	1,850
Foot Locker Inc.	26,433	1,786
Signet Jewelers Ltd.	15,200	1,763
* MGM Resorts International	87,210	1,751
Hilton Worldwide Holdings Inc.	97,969	1,745
Tractor Supply Co.	18,700	1,651
Interpublic Group of Cos. Inc.	73,407	1,647
* DreamWorks Animation SKG Inc. Class A	62,926	1,613
* Sirius XM Holdings Inc.	433,540	1,604
* Discovery Communications Inc.	58,747	1,599
* United Continental Holdings Inc.	31,700	1,531
H&R Block Inc.	43,542	1,483
* Norwegian Cruise Line Holdings Ltd.	32,487	1,474
Wyndham Worldwide Corp.	21,798	1,415
Aramark	41,888	1,338
* TripAdvisor Inc.	19,868	1,326
* Bed Bath & Beyond Inc.	29,900	1,291
Staples Inc.	144,301	1,287
* IHS Inc. Class A	12,211	1,278
Graham Holdings Co. Class B	2,634	1,277
Cablevision Systems Corp. Class A	38,240	1,220
* Rite Aid Corp.	152,800	1,190
* ServiceMaster Global Holdings Inc.	25,398	1,072
Gap Inc.	43,209	1,068
American Airlines Group Inc.	26,966	1,051
Domino's Pizza Inc.	9,000	1,025
TEGNA Inc.	41,777	1,003
FactSet Research Systems Inc.	6,300	949
* United Natural Foods Inc.	25,332	887
* AMC Networks Inc. Class A	12,134	883
* Liberty Media Corp.	24,774	882
Six Flags Entertainment Corp.	17,100	860
* Panera Bread Co. Class A	4,400	854
Abercrombie & Fitch Co.	32,228	846
* Liberty Media Corp. Class A	23,087	845
Vail Resorts Inc.	6,600	825
Sabre Corp.	31,154	798
Casey's General Stores Inc.	6,500	785
* Hertz Global Holdings Inc.	86,405	785
* Sally Beauty Holdings Inc.	28,400	783
DeVry Education Group Inc.	38,976	776

* Burlington Stores Inc.	13,862	745
Scripps Networks Interactive Inc. Class A	12,065	736
Dun & Bradstreet Corp.	7,430	731
* JC Penney Co. Inc.	99,434	722
News Corp. Class A	53,170	690
* Sprouts Farmers Market Inc.	28,994	661
KAR Auction Services Inc.	19,604	655
Williams-Sonoma Inc.	12,600	651
* VCA Inc.	12,600	646
Jack in the Box Inc.	8,300	644
AMERCO	1,646	604
Brinker International Inc.	12,000	597
* Discovery Communications Inc. Class A	21,241	586
* Madison Square Garden Co. Class A	3,733	575
* Bright Horizons Family Solutions Inc.	8,154	572
* Live Nation Entertainment Inc.	25,200	572
GameStop Corp. Class A	20,916	548
Alaska Air Group Inc.	7,700	542
* Office Depot Inc.	104,867	540
Dunkin' Brands Group Inc.	13,618	536
* Buffalo Wild Wings Inc.	3,500	533
Tribune Media Co. Class A	16,100	531
American Eagle Outfitters Inc.	36,143	529
Lions Gate Entertainment Corp.	20,185	528
CST Brands Inc.	13,023	505
MercadoLibre Inc.	5,100	501
Dick's Sporting Goods Inc.	12,800	500
* Avis Budget Group Inc.	19,000	499
Cinemark Holdings Inc.	16,500	487
* Starz	16,987	483
* AutoNation Inc.	11,166	483
Sinclair Broadcast Group Inc. Class A	14,400	475
* Scientific Games Corp. Class A	79,162	469
GNC Holdings Inc. Class A	16,700	468
Cracker Barrel Old Country Store Inc.	3,500	459
* Copart Inc.	13,600	456
News Corp. Class B	33,640	449
* Beacon Roofing Supply Inc.	10,798	437
Wendy's Co.	42,028	430
* Murphy USA Inc.	7,130	412
Rollins Inc.	14,850	409
Churchill Downs Inc.	2,700	373
* Apollo Education Group Inc.	46,275	367
* Cabela's Inc.	8,700	366
Core-Mark Holding Co. Inc.	4,500	366
HSN Inc.	7,600	358
Gannett Co. Inc.	23,988	356
* Restoration Hardware Holdings Inc.	5,700	351
Chemed Corp.	2,500	351
* Houghton Mifflin Harcourt Co.	19,600	350
* Urban Outfitters Inc.	15,217	348
Cable One Inc.	792	341
Lithia Motors Inc. Class A	4,400	337
DSW Inc. Class A	14,020	337
Big Lots Inc.	8,200	318
* Pandora Media Inc.	32,600	317
Bloomin' Brands Inc.	17,935	317

Cato Corp. Class A	7,800	315
Sonic Corp.	10,700	314
* Pinnacle Entertainment Inc.	10,200	312
Cheesecake Factory Inc.	6,400	309
Nexstar Broadcasting Group Inc. Class A	6,600	298
* Popeyes Louisiana Kitchen Inc.	4,800	296
Dolby Laboratories Inc. Class A	8,000	288
* Michaels Cos. Inc.	13,208	288
Four Corners Property Trust Inc.	16,494	279
* Genesco Inc.	4,200	278
Monro Muffler Brake Inc.	4,100	270
PriceSmart Inc.	3,500	268
John Wiley & Sons Inc. Class A	6,400	268
Time Inc.	17,802	267
Hillenbrand Inc.	9,800	265
Papa John's International Inc.	5,500	263
* Liberty Global PLC LiLAC	7,084	261
* Five Below Inc.	7,300	257
International Game Technology plc	17,578	254
Texas Roadhouse Inc. Class A	6,900	254
Meredith Corp.	5,900	250
* Media General Inc.	15,351	249
Dillard's Inc. Class A	3,500	246
* SolarCity Corp.	6,900	246
Choice Hotels International Inc.	5,600	245
* GrubHub Inc.	12,800	241
* WebMD Health Corp.	4,700	240
Weis Markets Inc.	5,900	240
* Express Inc.	14,100	239
EW Scripps Co. Class A	12,500	237
* Diamond Resorts International Inc.	12,700	234
* Yelp Inc. Class A	10,800	226
Bob Evans Farms Inc.	5,500	225
Morningstar Inc.	2,800	225
* Dave & Buster's Entertainment Inc.	6,200	225
Chico's FAS Inc.	21,500	223
Penske Automotive Group Inc.	7,100	223
* Grand Canyon Education Inc.	5,900	222
* Ascena Retail Group Inc.	29,562	218
* Hyatt Hotels Corp. Class A	5,549	215
* Groupon Inc. Class A	78,300	213
* Shutterfly Inc.	5,100	212
SpartanNash Co.	10,000	205
* Boyd Gaming Corp.	11,500	205
Aaron's Inc.	8,800	201
* comScore Inc.	5,100	197
Caleres Inc.	7,300	196
DineEquity Inc.	2,300	195
Sotheby's	8,300	195
SeaWorld Entertainment Inc.	10,200	194
Regal Entertainment Group Class A	10,900	188
Group 1 Automotive Inc.	3,500	188
Extended Stay America Inc.	14,315	183
Matthews International Corp. Class A	3,619	181
Children's Place Inc.	2,700	176
* Pep Boys-Manny Moe & Jack	9,200	170
* Acxiom Corp.	8,900	166

*	Constant Contact Inc.	5,200	164
*	La Quinta Holdings Inc.	14,106	160
	Guess? Inc.	8,600	159
*	Asbury Automotive Group Inc.	3,300	155
*	Red Robin Gourmet Burgers Inc.	2,500	154
*	MSG Networks Inc.	8,800	154
*	SUPERVALU Inc.	33,597	153
^	Scholastic Corp.	4,400	151
	ClubCorp Holdings Inc.	12,500	150
*	Diplomat Pharmacy Inc.	5,336	145
	International Speedway Corp. Class A	4,200	143
*	Fiesta Restaurant Group Inc.	3,900	142
*	Regis Corp.	9,500	142
*	BJ's Restaurants Inc.	3,100	133
	Marriott Vacations Worldwide Corp.	2,663	132
*	FTD Cos. Inc.	5,200	128
	Buckle Inc.	4,400	125
	National CineMedia Inc.	7,800	122
*	Mattress Firm Holding Corp.	3,300	120
*	Krispy Kreme Doughnuts Inc.	8,200	120
	Finish Line Inc. Class A	6,200	117
*	Penn National Gaming Inc.	8,300	117
	New Media Investment Group Inc.	6,698	116
*	Fresh Market Inc.	5,700	109
*	Hibbett Sports Inc.	3,300	106
*	Belmond Ltd. Class A	12,500	106
*	Spirit Airlines Inc.	2,500	105
	Rent-A-Center Inc.	7,500	102
*	Bankrate Inc.	8,600	98
*,^ Sears Holdings Corp.		5,794	98
*	Vitamin Shoppe Inc.	3,200	97
	Copa Holdings SA Class A	2,000	94
	Men's Wearhouse Inc.	6,800	93
	Interval Leisure Group Inc.	7,900	93
	Fred's Inc. Class A	5,400	89
*	Biglari Holdings Inc.	225	85
*	Rush Enterprises Inc. Class A	4,400	84
*	Francesca's Holdings Corp.	4,600	84
	Sonic Automotive Inc. Class A	4,700	80
	Allegiant Travel Co. Class A	500	80
*	Caesars Entertainment Corp.	11,200	78
*	Liberty Global PLC LiLAC Class A	2,176	77
*	Arcos Dorados Holdings Inc. Class A	24,600	70
*	Ruby Tuesday Inc.	11,600	63
	Barnes & Noble Inc.	7,000	61
	Pier 1 Imports Inc.	15,000	60
*	Lands' End Inc.	2,691	59
*	Zumiez Inc.	3,200	58
*	K12 Inc.	5,700	52
*	Lumber Liquidators Holdings Inc.	4,000	52
*	Conn's Inc.	4,000	49
*	Barnes & Noble Education Inc.	4,424	49
*	Strayer Education Inc.	900	48
	Capella Education Co.	1,000	44
*	RetailMeNot Inc.	4,700	43
*	TrueCar Inc.	6,400	42
	Stein Mart Inc.	3,500	26

* Clean Energy Fuels Corp.	8,600	23
Speedway Motorsports Inc.	1,200	23
Stage Stores Inc.	2,700	22
* Central European Media Enterprises Ltd. Class A	8,100	21
* American Public Education Inc.	1,300	21
* J Alexander's Holdings Inc.	2,102	20
* Ascent Capital Group Inc. Class A	1,300	15
Harte-Hanks Inc.	3,700	13
* Cumulus Media Inc. Class A	19,700	5
		593,819
Financials (10.0%)
Wells Fargo & Co.	1,043,895	52,435
JPMorgan Chase & Co.	766,066	45,581
Visa Inc. Class A	422,176	31,448
* Berkshire Hathaway Inc. Class B	238,225	30,914
Bank of America Corp.	2,154,913	30,470
Citigroup Inc.	614,216	26,153
MasterCard Inc. Class A	218,150	19,422
* Berkshire Hathaway Inc. Class A	96	18,659
US Bancorp	375,603	15,047
American International Group Inc.	247,264	13,965
Goldman Sachs Group Inc.	79,752	12,885
Simon Property Group Inc.	61,100	11,382
American Express Co.	199,053	10,649
* Chubb Ltd.	90,578	10,242
American Tower Corporation	95,163	8,978
Morgan Stanley	344,416	8,914
PNC Financial Services Group Inc.	100,099	8,674
MetLife Inc.	191,461	8,549
BlackRock Inc.	26,240	8,246
Bank of New York Mellon Corp.	224,624	8,136
Travelers Cos. Inc.	65,069	6,965
Public Storage	26,983	6,842
Capital One Financial Corp.	96,041	6,302
Intercontinental Exchange Inc.	23,848	6,291
Aflac Inc.	107,666	6,240
Prudential Financial Inc.	88,823	6,225
Charles Schwab Corp.	222,286	5,675
CME Group Inc.	62,909	5,652
Crown Castle International Corp.	61,588	5,309
Equity Residential	66,297	5,111
Welltower Inc.	81,116	5,047
State Street Corp.	89,101	4,966
Marsh & McLennan Cos. Inc.	92,425	4,929
BB&T Corp.	144,481	4,719
* Synchrony Financial	164,101	4,664
Discover Financial Services	99,267	4,545
Allstate Corp.	73,275	4,440
Aon plc	50,457	4,432
McGraw Hill Financial Inc.	51,427	4,372
Hartford Financial Services Group Inc.	103,821	4,172
AvalonBay Communities Inc.	23,665	4,058
Equinix Inc.	13,003	4,038
Loews Corp.	105,587	3,908
Acadia Realty Trust	113,300	3,864
T. Rowe Price Group Inc.	53,008	3,761
FNF Group	114,602	3,711

Extra Space Storage Inc.	39,600	3,591
Prologis Inc.	90,753	3,582
SunTrust Banks Inc.	96,326	3,524
Lincoln National Corp.	88,125	3,477
Ventas Inc.	62,661	3,466
Kilroy Realty Corp.	61,734	3,449
Brown & Brown Inc.	113,993	3,448
ProAssurance Corp.	67,430	3,380
Moody's Corp.	37,803	3,370
Boston Properties Inc.	27,901	3,242
Principal Financial Group Inc.	84,925	3,227
* Willis Towers Watson plc	28,191	3,227
M&T Bank Corp.	29,129	3,209
HCP Inc.	88,627	3,185
Progressive Corp.	99,817	3,119
Ameriprise Financial Inc.	30,388	2,755
Sun Communities Inc.	40,900	2,724
General Growth Properties Inc.	94,543	2,651
Franklin Resources Inc.	75,096	2,603
Post Properties Inc.	45,100	2,584
Northern Trust Corp.	41,321	2,565
Western Union Co.	140,154	2,500
Vornado Realty Trust	28,249	2,499
New York Community Bancorp Inc.	160,362	2,482
Corporate Office Properties Trust	110,687	2,468
Weyerhaeuser Co.	93,425	2,393
EastGroup Properties Inc.	44,500	2,376
Fifth Third Bancorp	149,720	2,366
Essex Property Trust Inc.	11,018	2,348
Realty Income Corp.	42,075	2,347
* Navigators Group Inc.	26,700	2,339
Equifax Inc.	21,597	2,285
Ramco-Gershenson Properties Trust	131,700	2,251
Invesco Ltd.	74,748	2,237
Macerich Co.	28,146	2,195
LTC Properties Inc.	49,100	2,186
Comerica Inc.	61,896	2,123
Citizens Financial Group Inc.	98,889	2,101
Host Hotels & Resorts Inc.	150,016	2,078
Valley National Bancorp	228,584	2,012
Legg Mason Inc.	65,656	2,010
Regions Financial Corp.	247,266	2,008
Digital Realty Trust Inc.	24,211	1,939
Saul Centers Inc.	38,000	1,933
Eaton Vance Corp.	67,000	1,920
* Markel Corp.	2,245	1,887
Kimco Realty Corp.	68,726	1,869
BGC Partners Inc. Class A	196,509	1,798
TCF Financial Corp.	145,877	1,752
Universal Health Realty Income Trust	34,100	1,733
XL Group plc Class A	46,920	1,701
Tompkins Financial Corp.	30,300	1,697
KeyCorp	151,977	1,696
SL Green Realty Corp.	17,259	1,667
First Republic Bank	24,397	1,659
Washington REIT	64,300	1,622
^ Westamerica Bancorporation	36,100	1,577

Annaly Capital Management Inc.	163,595	1,554
Federal Realty Investment Trust	10,150	1,531
UDR Inc.	42,687	1,519
Nasdaq Inc.	24,000	1,488
* CBRE Group Inc. Class A	52,998	1,482
^ BOK Financial Corp.	28,100	1,405
* Ally Financial Inc.	88,643	1,405
MSCI Inc. Class A	20,100	1,384
* Hilltop Holdings Inc.	84,475	1,349
Plum Creek Timber Co. Inc.	33,083	1,340
* MGIC Investment Corp.	200,600	1,328
* Affiliated Managers Group Inc.	9,883	1,326
Inland Real Estate Corp.	117,273	1,256
* E*TRADE Financial Corp.	52,600	1,239
* Arch Capital Group Ltd.	18,310	1,237
Apartment Investment & Management Co.	31,557	1,235
* Signature Bank	8,800	1,226
Everest Re Group Ltd.	6,846	1,225
Unum Group	42,603	1,220
Mack-Cali Realty Corp.	58,400	1,214
PartnerRe Ltd.	8,624	1,211
Huntington Bancshares Inc.	140,281	1,204
Brookline Bancorp Inc.	107,345	1,198
Cincinnati Financial Corp.	20,671	1,191
Voya Financial Inc.	38,781	1,186
* Alleghany Corp.	2,447	1,169
VEREIT Inc.	149,078	1,149
Jones Lang LaSalle Inc.	8,100	1,140
CIT Group Inc.	38,533	1,131
Mid-America Apartment Communities Inc.	11,644	1,092
American Equity Investment Life Holding Co.	58,560	1,065
Duke Realty Corp.	52,752	1,062
Navient Corp.	108,215	1,035
CBOE Holdings Inc.	15,200	1,013
* Liberty Ventures Class A	25,553	1,005
CBL & Associates Properties Inc.	92,100	990
Investors Real Estate Trust	151,500	988
American Capital Agency Corp.	56,994	973
Camden Property Trust	12,748	973
Alexandria Real Estate Equities Inc.	11,971	948
TD Ameritrade Holding Corp.	34,331	947
* SVB Financial Group	9,260	938
Regency Centers Corp.	12,886	933
* Realogy Holdings Corp.	27,990	918
StanCorp Financial Group Inc.	8,000	917
Assurant Inc.	11,138	906
Arthur J Gallagher & Co.	24,042	905
Medical Properties Trust Inc.	79,758	877
Reinsurance Group of America Inc. Class A	10,400	876
Torchmark Corp.	16,025	871
Omega Healthcare Investors Inc.	27,459	871
CubeSmart	27,000	845
Zions Bancorporation	37,196	844
National Retail Properties Inc.	19,505	838
* SLM Corp.	130,715	837
Safety Insurance Group Inc.	14,711	830
Invesco Mortgage Capital Inc.	72,800	824

SEI Investments Co.	20,917	821
Iron Mountain Inc.	29,481	812
East West Bancorp Inc.	24,800	804
Endurance Specialty Holdings Ltd.	12,938	801
Axis Capital Holdings Ltd.	14,862	801
Lamar Advertising Co. Class A	14,127	793
American Campus Communities Inc.	18,000	760
PacWest Bancorp	20,569	755
Spirit Realty Capital Inc.	71,399	748
Taubman Centers Inc.	10,513	747
MarketAxess Holdings Inc.	6,400	744
Raymond James Financial Inc.	16,800	736
Lazard Ltd. Class A	20,400	734
WR Berkley Corp.	14,576	731
People's United Financial Inc.	50,224	722
* Forest City Realty Trust Inc. Class A	36,546	720
Brixmor Property Group Inc.	26,553	707
Symetra Financial Corp.	21,500	688
WP Carey Inc.	11,743	684
Sovran Self Storage Inc.	6,000	676
Liberty Property Trust	22,998	674
RenaissanceRe Holdings Ltd.	5,931	668
Hospitality Properties Trust	27,968	660
Synovus Financial Corp.	21,585	659
Commerce Bancshares Inc.	15,742	647
Bank of the Ozarks Inc.	14,600	647
DDR Corp.	37,700	645
First Niagara Financial Group Inc.	65,100	637
Starwood Property Trust Inc.	32,905	627
Equity LifeStyle Properties Inc.	9,400	620
Corrections Corp. of America	21,507	620
American Financial Group Inc.	8,700	618
Douglas Emmett Inc.	20,700	612
* Howard Hughes Corp.	6,400	608
Gramercy Property Trust	81,790	598
FirstMerit Corp.	30,558	592
PrivateBancorp Inc.	15,600	587
BankUnited Inc.	17,201	580
Umpqua Holdings Corp.	39,733	575
Webster Financial Corp.	17,300	574
Outfront Media Inc.	26,015	566
Healthcare Trust of America Inc. Class A	20,150	565
First American Financial Corp.	16,200	557
Old Republic International Corp.	30,667	554
Investors Bancorp Inc.	46,631	545
Apple Hospitality REIT Inc.	29,500	540
Prosperity Bancshares Inc.	12,700	539
First Horizon National Corp.	42,281	538
New Residential Investment Corp.	46,359	528
Allied World Assurance Co. Holdings AG	14,400	527
Stock Yards Bancorp Inc.	13,400	524
Assured Guaranty Ltd.	21,800	518
* Western Alliance Bancorp	15,800	515
Hanover Insurance Group Inc.	6,300	513
Education Realty Trust Inc.	13,017	509
* Markit Ltd.	17,900	508
Sunstone Hotel Investors Inc.	41,791	496

Cullen/Frost Bankers Inc.	10,300	493
Senior Housing Properties Trust	34,003	492
Associated Banc-Corp	26,600	467
Weingarten Realty Investors	13,200	461
First Industrial Realty Trust Inc.	22,351	460
Ryman Hospitality Properties Inc.	9,737	457
Home BancShares Inc.	11,800	457
Popular Inc.	18,098	455
Highwoods Properties Inc.	10,700	453
RLJ Lodging Trust	24,700	452
CNO Financial Group Inc.	25,600	445
* Equity Commonwealth	16,500	444
Retail Properties of America Inc.	28,600	444
LaSalle Hotel Properties	19,900	441
Equity One Inc.	15,860	440
Capstead Mortgage Corp.	47,000	439
Retail Opportunity Investments Corp.	23,400	433
CyrusOne Inc.	11,700	431
LPL Financial Holdings Inc.	14,100	429
Sterling Bancorp	26,900	423
* Stifel Financial Corp.	12,600	422
Two Harbors Investment Corp.	54,100	411
Cathay General Bancorp	14,600	409
FNB Corp.	33,900	409
Redwood Trust Inc.	37,900	408
EPR Properties	6,800	408
AmTrust Financial Services Inc.	7,010	401
United Bankshares Inc.	11,802	396
Wintrust Financial Corp.	9,400	396
QTS Realty Trust Inc. Class A	8,500	393
Radian Group Inc.	38,900	391
Care Capital Properties Inc.	13,015	390
GEO Group Inc.	13,132	388
Communications Sales & Leasing Inc.	20,039	385
* Liberty Broadband Corp.	8,150	383
* Blackhawk Network Holdings Inc.	10,008	377
Columbia Banking System Inc.	12,700	376
Tanger Factory Outlet Centers Inc.	11,700	374
Aspen Insurance Holdings Ltd.	8,000	372
MB Financial Inc.	11,900	370
NorthStar Asset Management Group Inc.	31,948	369
Rayonier Inc.	17,400	367
* Liberty Broadband Corp. Class A	7,646	364
DiamondRock Hospitality Co.	43,400	360
Gaming and Leisure Properties Inc.	13,764	359
National Health Investors Inc.	5,900	358
Community Trust Bancorp Inc.	10,230	356
Validus Holdings Ltd.	7,965	352
NorthStar Realty Finance Corp.	29,445	350
Janus Capital Group Inc.	27,642	348
Paramount Group Inc.	21,200	348
Interactive Brokers Group Inc.	10,700	345
Chimera Investment Corp.	27,820	345
DCT Industrial Trust Inc.	9,625	345
* Texas Capital Bancshares Inc.	9,600	343
Columbia Property Trust Inc.	15,300	341
* Enstar Group Ltd.	2,132	340

	First Financial Bankshares Inc.	12,800	334
	Federated Investors Inc. Class B	12,779	323
	Piedmont Office Realty Trust Inc. Class A	17,300	320
*,^ Credit Acceptance Corp.		1,783	319
	Xenia Hotels & Resorts Inc.	21,800	319
	Waddell & Reed Financial Inc. Class A	11,600	318
	Healthcare Realty Trust Inc.	10,900	317
*,^ Zillow Group Inc.		15,382	315
	Fulton Financial Corp.	24,300	312
	Bank of Hawaii Corp.	5,200	312
	Kennedy-Wilson Holdings Inc.	15,300	310
*	Liberty TripAdvisor Holdings Inc. Class A	13,867	310
	Pinnacle Financial Partners Inc.	6,200	309
	DuPont Fabros Technology Inc.	9,300	309
*	Eagle Bancorp Inc.	6,500	307
	Primerica Inc.	6,800	306
	Cousins Properties Inc.	35,290	304
	WP Glimcher Inc.	33,371	303
	RLI Corp.	5,100	302
	Hancock Holding Co.	12,600	302
	Glacier Bancorp Inc.	12,700	300
	Washington Federal Inc.	13,900	297
	IBERIABANK Corp.	6,190	296
	Great Western Bancorp Inc.	11,300	295
	Blackstone Mortgage Trust Inc. Class A	11,901	295
	Brandywine Realty Trust	22,964	295
	American Homes 4 Rent Class A	19,507	292
	Hudson Pacific Properties Inc.	11,125	283
	Astoria Financial Corp.	18,500	280
	UMB Financial Corp.	5,900	277
	Pebblebrook Hotel Trust	11,260	275
	Monogram Residential Trust Inc.	30,800	269
	PS Business Parks Inc.	3,100	268
	Urban Edge Properties	10,974	267
	American National Insurance Co.	2,700	262
	BBCN Bancorp Inc.	17,200	261
	Sabra Health Care REIT Inc.	14,039	258
	Colony Capital Inc. Class A	14,564	251
	Evercore Partners Inc. Class A	5,500	248
	CYS Investments Inc.	35,900	247
	Chesapeake Lodging Trust	9,800	246
	First Citizens BancShares Inc. Class A	1,000	246
	Kite Realty Group Trust	9,200	244
	National Penn Bancshares Inc.	21,050	240
*	PRA Group Inc.	7,800	232
*	HFF Inc. Class A	8,100	231
	Argo Group International Holdings Ltd.	4,050	230
	MFA Financial Inc.	36,000	229
	New York REIT Inc.	22,200	228
	Lexington Realty Trust	30,700	225
*	Genworth Financial Inc. Class A	80,274	223
	South State Corp.	3,300	221
*	Colony Starwood Homes	10,228	220
	Northwest Bancshares Inc.	17,400	219
	NRG Yield Inc.	16,296	216
*	OneMain Holdings Inc. Class A	8,152	215
*	HRG Group Inc.	17,625	214

	BancorpSouth Inc.	10,200	213
	International Bancshares Corp.	9,000	209
	Community Bank System Inc.	5,500	207
	LegacyTexas Financial Group Inc.	10,400	203
*	MBIA Inc.	30,300	202
	Chemical Financial Corp.	6,294	201
	Alexander & Baldwin Inc.	6,600	200
	Renasant Corp.	6,289	200
	Kemper Corp.	5,700	197
	Capitol Federal Financial Inc.	15,700	193
	Financial Engines Inc.	7,100	192
	Mercury General Corp.	4,055	188
	Selective Insurance Group Inc.	6,000	188
	Select Income REIT	9,889	187
^	New Senior Investment Group Inc.	20,051	184
	CVB Financial Corp.	11,900	182
	Artisan Partners Asset Management Inc. Class A	5,700	178
	Simmons First National Corp. Class A	4,000	177
	Employers Holdings Inc.	7,100	177
	EverBank Financial Corp.	12,433	175
*	Santander Consumer USA Holdings Inc.	16,600	173
*	Zillow Group Inc. Class A	7,742	168
	Park National Corp.	1,900	167
	Old National Bancorp	13,500	166
*	BofI Holding Inc.	9,600	165
*,^ St. Joe Co.		10,033	160
	TFS Financial Corp.	8,900	155
*	HealthEquity Inc.	7,200	155
	Pennsylvania REIT	7,914	155
	United Fire Group Inc.	4,000	155
*	First Cash Financial Services Inc.	4,300	153
	FelCor Lodging Trust Inc.	21,586	150
	First Midwest Bancorp Inc.	8,600	150
*	iStar Inc.	14,300	149
*	Black Knight Financial Services Inc. Class A	4,900	148
	Provident Financial Services Inc.	7,500	147
	Independent Bank Corp.	3,200	146
	NBT Bancorp Inc.	5,600	145
	STAG Industrial Inc.	8,508	144
	WisdomTree Investments Inc.	12,000	144
	American Assets Trust Inc.	3,800	142
	Trustmark Corp.	6,500	141
	Parkway Properties Inc.	10,346	139
	Horace Mann Educators Corp.	4,500	138
	PennyMac Mortgage Investment Trust	9,900	134
	WesBanco Inc.	4,557	132
	Cash America International Inc.	4,400	132
	First Financial Bancorp	8,200	131
	Empire State Realty Trust Inc.	7,593	126
*	Essent Group Ltd.	6,900	124
	Government Properties Income Trust	9,019	124
	CNA Financial Corp.	3,700	123
*	Ocwen Financial Corp.	22,400	121
*	FNFV Group	12,171	114
	Boston Private Financial Holdings Inc.	11,000	114
	ARMOUR Residential REIT Inc.	5,712	111
	Hatteras Financial Corp.	9,000	110

	1st Source Corp.	3,630	110
	S&T Bancorp Inc.	4,000	108
*	Beneficial Bancorp Inc.	8,249	107
	City Holding Co.	2,400	107
	Nelnet Inc. Class A	3,200	104
*	KCG Holdings Inc. Class A	9,969	102
	Potlatch Corp.	3,500	101
	Flushing Financial Corp.	4,500	99
	Sandy Spring Bancorp Inc.	3,700	98
*	Green Dot Corp. Class A	5,426	96
*	Encore Capital Group Inc.	4,200	96
*	Greenlight Capital Re Ltd. Class A	4,900	95
	Hersha Hospitality Trust Class A	5,275	93
	NorthStar Realty Europe Corp.	9,815	93
	Oritani Financial Corp.	5,500	92
*	Piper Jaffray Cos.	2,600	88
	Infinity Property & Casualty Corp.	1,100	87
	First Commonwealth Financial Corp.	9,200	80
	Virtus Investment Partners Inc.	900	79
	Franklin Street Properties Corp.	8,100	79
	Washington Trust Bancorp Inc.	2,000	79
*	Marcus & Millichap Inc.	3,300	78
	Ashford Hospitality Trust Inc.	14,006	78
*	Forestar Group Inc.	8,500	77
*	LendingClub Corp.	10,200	75
	Rouse Properties Inc.	4,214	74
	Alexander's Inc.	200	73
	Urstadt Biddle Properties Inc. Class A	3,557	72
	Greenhill & Co. Inc.	3,000	71
	Altisource Residential Corp.	7,100	71
*,^ Walter Investment Management Corp.		6,900	68
	InfraREIT Inc.	3,500	68
	FBL Financial Group Inc. Class A	1,100	67
	Cedar Realty Trust Inc.	9,476	67
	Investment Technology Group Inc.	3,800	65
	Cohen & Steers Inc.	2,100	63
	NRG Yield Inc. Class A	5,100	63
*	Nationstar Mortgage Holdings Inc.	6,104	62
	Maiden Holdings Ltd.	4,700	60
*	World Acceptance Corp.	1,800	52
	BancFirst Corp.	900	50
*	Tejon Ranch Co.	2,500	49
	First Financial Corp.	1,448	48
*	First BanCorp	17,400	45
*	Altisource Portfolio Solutions SA	1,500	43
	Anworth Mortgage Asset Corp.	9,800	42
	Getty Realty Corp.	2,011	36
	Republic Bancorp Inc. Class A	1,200	32
*	RMR Group Inc. Class A	1,463	31
	State Auto Financial Corp.	1,200	26
*	Enova International Inc.	4,304	24
	National Interstate Corp.	900	22
	OFG Bancorp	3,500	20
*	PICO Holdings Inc.	2,200	19
*	EZCORP Inc. Class A	6,100	19
	Ashford Hospitality Prime Inc.	573	6

* Tejon Ranch Co. Warrants Exp. 08/31/2016	369	—
		802,980
Health Care (7.1%)
Johnson & Johnson	569,431	59,471
Pfizer Inc.	1,266,878	38,627
Merck & Co. Inc.	594,863	30,142
Amgen Inc.	165,989	25,351
Gilead Sciences Inc.	294,957	24,481
UnitedHealth Group Inc.	208,664	24,030
* Allergan plc	81,180	23,090
Medtronic plc	285,703	21,691
Bristol-Myers Squibb Co.	342,369	21,282
AbbVie Inc.	367,491	20,175
* Celgene Corp.	173,168	17,372
Eli Lilly & Co.	217,145	17,176
* Biogen Inc.	48,825	13,332
Thermo Fisher Scientific Inc.	96,992	12,809
Abbott Laboratories	307,005	11,620
* Express Scripts Holding Co.	159,536	11,466
Cigna Corp.	58,199	7,775
Anthem Inc.	57,505	7,504
Aetna Inc.	70,822	7,213
* Regeneron Pharmaceuticals Inc.	15,700	6,595
* Alexion Pharmaceuticals Inc.	44,029	6,425
* Vertex Pharmaceuticals Inc.	62,739	5,694
Becton Dickinson and Co.	38,250	5,560
* Intuitive Surgical Inc.	10,100	5,463
* Illumina Inc.	33,541	5,298
Stryker Corp.	50,923	5,049
Baxter International Inc.	132,534	4,851
* Edwards Lifesciences Corp.	60,500	4,732
Humana Inc.	28,994	4,720
* Mylan NV	85,179	4,488
* Boston Scientific Corp.	253,072	4,436
* HCA Holdings Inc.	63,701	4,432
St. Jude Medical Inc.	82,192	4,345
Zoetis Inc.	100,208	4,314
Baxalta Inc.	106,536	4,263
Perrigo Co. plc	26,863	3,884
* Laboratory Corp. of America Holdings	29,656	3,332
Zimmer Biomet Holdings Inc.	32,115	3,188
Cooper Cos. Inc.	20,295	2,662
* Endo International plc	45,689	2,534
* DaVita HealthCare Partners Inc.	37,086	2,489
CR Bard Inc.	13,529	2,479
* BioMarin Pharmaceutical Inc.	30,389	2,249
* Henry Schein Inc.	14,691	2,225
* Incyte Corp.	28,617	2,019
Universal Health Services Inc. Class B	17,228	1,941
Patterson Cos. Inc.	43,914	1,865
* Hologic Inc.	53,200	1,806
Quest Diagnostics Inc.	26,974	1,771
* Waters Corp.	12,325	1,494
DENTSPLY International Inc.	25,355	1,493
ResMed Inc.	24,600	1,395
* Centene Corp.	22,100	1,372
* Jazz Pharmaceuticals plc	10,600	1,365

* MEDNAX Inc.	19,200	1,334
* Varian Medical Systems Inc.	17,290	1,334
* Mallinckrodt plc	22,922	1,332
* IDEXX Laboratories Inc.	17,100	1,199
* Sirona Dental Systems Inc.	10,300	1,095
* STERIS plc	15,706	1,087
* United Therapeutics Corp.	8,700	1,072
* Medivation Inc.	30,700	1,004
* Alnylam Pharmaceuticals Inc.	14,200	979
Teleflex Inc.	7,200	977
* DexCom Inc.	13,200	941
* Quintiles Transnational Holdings Inc.	15,227	926
* Ionis Pharmaceuticals Inc.	23,400	911
* Health Net Inc.	13,600	901
* Acadia Healthcare Co. Inc.	13,569	828
* Envision Healthcare Holdings Inc.	37,134	821
* Amsurg Corp.	11,031	807
* Alkermes plc	25,200	807
West Pharmaceutical Services Inc.	13,800	790
* Align Technology Inc.	11,700	774
* Neurocrine Biosciences Inc.	16,700	711
HealthSouth Corp.	19,520	699
* Seattle Genetics Inc.	20,100	663
* Bluebird Bio Inc.	15,196	629
* WellCare Health Plans Inc.	8,100	615
Hill-Rom Holdings Inc.	12,400	606
* ABIOMED Inc.	7,100	606
* Brookdale Senior Living Inc.	36,473	594
* Anacor Pharmaceuticals Inc.	7,900	594
* Team Health Holdings Inc.	13,800	564
* Horizon Pharma plc	32,224	564
* Tenet Healthcare Corp.	20,250	549
* PAREXEL International Corp.	8,100	518
* Community Health Systems Inc.	24,102	518
* LifePoint Health Inc.	7,300	509
* Catalent Inc.	21,100	496
Bio-Techne Corp.	5,900	488
* Impax Laboratories Inc.	13,000	487
* Medicines Co.	14,000	484
* Molina Healthcare Inc.	8,800	483
* Alere Inc.	12,700	472
* Neogen Corp.	9,000	470
* LivaNova plc	8,297	464
* Charles River Laboratories International Inc.	6,200	460
* OPKO Health Inc.	56,600	455
* Myriad Genetics Inc.	11,600	452
* Akorn Inc.	17,300	450
* China Biologic Products Inc.	3,500	449
* Pacira Pharmaceuticals Inc.	7,400	440
* Taro Pharmaceutical Industries Ltd.	3,000	437
* Cepheid	14,400	424
* Bruker Corp.	18,400	411
* Prestige Brands Holdings Inc.	8,600	401
* NuVasive Inc.	8,700	401
* Insulet Corp.	11,700	388
* Nektar Therapeutics	28,400	387
* Integra LifeSciences Holdings Corp.	6,157	378

Cantel Medical Corp.	6,100	362
* Globus Medical Inc.	14,500	362
* Ultragenyx Pharmaceutical Inc.	6,400	359
* Juno Therapeutics Inc.	12,800	353
* ACADIA Pharmaceuticals Inc.	16,500	341
Healthcare Services Group Inc.	9,400	332
* Bio-Rad Laboratories Inc. Class A	2,600	332
* Kite Pharma Inc.	6,900	328
* Intercept Pharmaceuticals Inc.	3,000	319
* Wright Medical Group NV	15,732	314
* Acorda Therapeutics Inc.	8,200	302
* Portola Pharmaceuticals Inc.	9,100	301
* Halyard Health Inc.	12,075	299
* Ligand Pharmaceuticals Inc.	2,900	290
* Ophthotech Corp.	5,300	287
* Intrexon Corp.	9,600	280
* VWR Corp.	11,176	273
* Surgical Care Affiliates Inc.	6,000	256
* NxStage Medical Inc.	13,400	254
* ICU Medical Inc.	2,600	250
Owens & Minor Inc.	7,200	249
* Nevro Corp.	4,000	247
* Novavax Inc.	47,951	247
* Magellan Health Inc.	4,300	245
* Haemonetics Corp.	7,600	240
* Amedisys Inc.	6,600	236
* Masimo Corp.	6,400	235
* Omnicell Inc.	8,300	232
Ensign Group Inc.	10,200	229
* Air Methods Corp.	5,600	218
* Ironwood Pharmaceuticals Inc. Class A	23,500	217
Abaxis Inc.	4,900	213
Select Medical Holdings Corp.	21,700	207
* Radius Health Inc.	6,400	205
* Natus Medical Inc.	5,700	201
* TherapeuticsMD Inc.	28,000	200
* INC Research Holdings Inc. Class A	4,700	198
* FibroGen Inc.	8,700	176
* Depomed Inc.	11,400	175
* HMS Holdings Corp.	13,800	166
CONMED Corp.	4,500	166
* PTC Therapeutics Inc.	6,900	164
* Relypsa Inc.	8,500	160
* Sage Therapeutics Inc.	4,600	154
* Insmed Inc.	11,500	152
* Halozyme Therapeutics Inc.	17,200	151
* ARIAD Pharmaceuticals Inc.	29,441	148
* TESARO Inc.	4,127	143
* Repligen Corp.	6,400	142
* Alder Biopharmaceuticals Inc.	5,700	138
* Puma Biotechnology Inc.	3,300	138
* Innoviva Inc.	13,700	137
* AMAG Pharmaceuticals Inc.	5,915	136
* Celldex Therapeutics Inc.	15,700	130
* ImmunoGen Inc.	15,300	130
* Merrimack Pharmaceuticals Inc.	20,800	128
* Amicus Therapeutics Inc.	20,500	124

*	Agios Pharmaceuticals Inc.	2,900	122
*	PharMerica Corp.	3,900	116
*	Cempra Inc.	6,700	115
	Kindred Healthcare Inc.	11,900	115
	Analogic Corp.	1,500	111
*	Clovis Oncology Inc.	5,253	110
*	PRA Health Sciences Inc.	2,500	108
*	Momenta Pharmaceuticals Inc.	8,212	102
*	Lannett Co. Inc.	3,800	97
*,^ Insys Therapeutics Inc.		5,400	94
	PDL BioPharma Inc.	29,600	93
*	Merit Medical Systems Inc.	5,600	93
*	HeartWare International Inc.	2,300	92
*	ZIOPHARM Oncology Inc.	18,200	90
*	Luminex Corp.	4,700	90
*	Lexicon Pharmaceuticals Inc.	8,849	90
*	Exact Sciences Corp.	13,400	88
	Invacare Corp.	5,100	79
	Meridian Bioscience Inc.	4,000	77
*	Spectranetics Corp.	6,300	76
*	Healthways Inc.	6,400	75
*	Spark Therapeutics Inc.	2,600	73
*	CorVel Corp.	1,600	73
*	Accuray Inc.	12,800	68
*	Hanger Inc.	5,000	67
*	Arena Pharmaceuticals Inc.	39,300	59
*	Orthofix International NV	1,500	59
*	Chimerix Inc.	7,396	57
*	Quidel Corp.	3,200	55
*	Keryx Biopharmaceuticals Inc.	14,100	50
*	Genomic Health Inc.	1,700	49
*,^ MannKind Corp.		46,800	47
*	Theravance Biopharma Inc.	2,657	44
*	Infinity Pharmaceuticals Inc.	6,900	43
*	LHC Group Inc.	1,100	42
*	Tetraphase Pharmaceuticals Inc.	6,800	37
	Universal American Corp.	5,500	35
*	Esperion Therapeutics Inc.	2,300	34
*	SeaSpine Holdings Corp.	1,152	17
*	Aegerion Pharmaceuticals Inc.	2,200	16
			571,399
Industrials (6.4%)
	General Electric Co.	1,939,703	56,445
	3M Co.	140,482	21,213
	Boeing Co.	132,806	15,954
	Honeywell International Inc.	148,777	15,354
	United Technologies Corp.	170,382	14,941
	United Parcel Service Inc. Class B	150,259	14,004
	Accenture plc Class A	124,245	13,113
	Union Pacific Corp.	174,664	12,576
	Lockheed Martin Corp.	59,505	12,556
	Danaher Corp.	115,738	10,029
	General Dynamics Corp.	74,824	10,009
	Automatic Data Processing Inc.	118,686	9,862
	Raytheon Co.	75,976	9,743
	Northrop Grumman Corp.	47,166	8,729
*	PayPal Holdings Inc.	223,660	8,083

Caterpillar Inc.	122,386	7,617
Precision Castparts Corp.	29,728	6,985
FedEx Corp.	50,415	6,699
Illinois Tool Works Inc.	71,227	6,415
Emerson Electric Co.	129,507	5,955
Deere & Co.	74,719	5,754
* LinkedIn Corp. Class A	23,380	4,627
Eaton Corp. plc	90,835	4,588
CSX Corp.	189,151	4,354
Norfolk Southern Corp.	61,289	4,321
Waste Management Inc.	81,345	4,307
Cintas Corp.	48,013	4,125
Ingersoll-Rand plc	78,972	4,065
Agilent Technologies Inc.	107,393	4,043
TE Connectivity Ltd.	70,020	4,002
Rockwell Automation Inc.	40,698	3,890
Sherwin-Williams Co.	14,740	3,769
* Fiserv Inc.	39,012	3,689
Fidelity National Information Services Inc.	55,778	3,332
Roper Technologies Inc.	18,529	3,255
PACCAR Inc.	64,467	3,163
AO Smith Corp.	44,900	3,136
Cummins Inc.	33,653	3,025
Amphenol Corp. Class A	57,634	2,857
Tyco International plc	81,630	2,807
Vulcan Materials Co.	31,716	2,797
Paychex Inc.	54,725	2,619
PerkinElmer Inc.	52,191	2,522
* Alliance Data Systems Corp.	12,356	2,469
Robert Half International Inc.	53,752	2,353
Orbital ATK Inc.	25,916	2,338
Parker-Hannifin Corp.	23,811	2,313
* Verisk Analytics Inc. Class A	31,400	2,292
* Jacobs Engineering Group Inc.	52,793	2,071
* Teledyne Technologies Inc.	25,478	2,070
* TransDigm Group Inc.	9,000	2,023
Republic Services Inc. Class A	45,778	2,001
WW Grainger Inc.	10,092	1,985
^ Fastenal Co.	48,880	1,983
Packaging Corp. of America	38,712	1,968
AMETEK Inc.	40,593	1,910
* Stericycle Inc.	15,531	1,869
* CoreLogic Inc.	52,070	1,859
Owens Corning	40,200	1,857
Xerox Corp.	190,182	1,854
Brink's Co.	61,800	1,817
Rockwell Collins Inc.	22,258	1,800
* FleetCor Technologies Inc.	14,421	1,771
CH Robinson Worldwide Inc.	26,836	1,738
MDU Resources Group Inc.	102,776	1,735
WestRock Co.	49,038	1,730
* Armstrong World Industries Inc.	44,456	1,720
Textron Inc.	50,170	1,717
Masco Corp.	63,987	1,689
Ball Corp.	25,160	1,681
Dover Corp.	28,746	1,680
L-3 Communications Holdings Inc.	13,795	1,612

Martin Marietta Materials Inc.	12,800	1,607
Acuity Brands Inc.	7,900	1,599
Pentair plc	33,894	1,597
Expeditors International of Washington Inc.	34,095	1,538
* Louisiana-Pacific Corp.	95,500	1,501
Kansas City Southern	21,085	1,495
Sealed Air Corp.	36,235	1,469
Fortune Brands Home & Security Inc.	27,850	1,353
* Keysight Technologies Inc.	56,219	1,316
* Vantiv Inc. Class A	27,910	1,313
Waste Connections Inc.	21,700	1,301
* Mettler-Toledo International Inc.	4,024	1,259
Total System Services Inc.	30,535	1,226
Global Payments Inc.	20,600	1,214
JB Hunt Transport Services Inc.	15,881	1,155
* Sensata Technologies Holding NV	31,285	1,148
Huntington Ingalls Industries Inc.	8,929	1,142
Fluor Corp.	25,205	1,131
* Crown Holdings Inc.	23,941	1,098
Broadridge Financial Solutions Inc.	20,295	1,087
Materion Corp.	44,231	1,083
* Spirit AeroSystems Holdings Inc. Class A	25,458	1,079
Xylem Inc.	28,835	1,037
* CoStar Group Inc.	5,900	1,035
* AerCap Holdings NV	33,216	1,020
Allegion plc	16,791	1,017
* HD Supply Holdings Inc.	37,900	996
* Hubbell Inc. Class B	10,855	982
ManpowerGroup Inc.	12,854	981
Valspar Corp.	12,142	951
* Trimble Navigation Ltd.	49,300	951
* Flextronics International Ltd.	90,725	951
ADT Corp.	32,071	949
* Arrow Electronics Inc.	18,182	938
Carlisle Cos. Inc.	11,100	929
Oshkosh Corp.	26,426	870
* Old Dominion Freight Line Inc.	15,850	869
Wabtec Corp.	13,500	863
Flowserve Corp.	21,966	849
Avnet Inc.	21,243	848
* Euronet Worldwide Inc.	10,400	830
Chicago Bridge & Iron Co. NV	21,210	823
B/E Aerospace Inc.	20,200	817
AGCO Corp.	16,300	795
IDEX Corp.	10,900	790
FLIR Systems Inc.	26,300	769
Jack Henry & Associates Inc.	9,300	755
Lennox International Inc.	6,300	755
* United Rentals Inc.	15,600	747
Hexcel Corp.	18,000	745
Graphic Packaging Holding Co.	65,380	743
* AECOM	26,900	738
Bemis Co. Inc.	14,760	707
Jabil Circuit Inc.	35,019	697
Graco Inc.	9,400	683
* Genpact Ltd.	28,200	675
Allison Transmission Holdings Inc.	27,623	657

	Heartland Payment Systems Inc.	7,000	645
*	Zebra Technologies Corp.	10,400	628
	Sonoco Products Co.	15,700	620
	Booz Allen Hamilton Holding Corp. Class A	21,858	618
*	Berry Plastics Group Inc.	19,782	615
	Toro Co.	8,200	611
	MAXIMUS Inc.	11,400	608
	AptarGroup Inc.	8,200	598
	Donaldson Co. Inc.	20,800	586
	Watsco Inc.	5,000	581
	FEI Co.	8,000	580
	RR Donnelley & Sons Co.	40,960	572
*	Genesee & Wyoming Inc. Class A	11,500	570
*	WEX Inc.	7,800	566
	Lincoln Electric Holdings Inc.	10,400	554
*	Quanta Services Inc.	28,600	535
	Air Lease Corp. Class A	20,700	533
	Nordson Corp.	8,600	520
*	TransUnion	20,900	517
	EMCOR Group Inc.	11,300	516
	Terex Corp.	22,502	504
	Curtiss-Wright Corp.	7,300	504
	Eagle Materials Inc.	9,300	498
*	Cimpress NV	6,300	495
	Cognex Corp.	15,200	490
	Woodward Inc.	10,500	485
	Ryder System Inc.	9,087	483
	BWX Technologies Inc.	16,050	481
*	IPG Photonics Corp.	5,800	469
*,^ XPO Logistics Inc.		20,493	468
	MSC Industrial Direct Co. Inc. Class A	7,200	467
	World Fuel Services Corp.	11,700	456
	Trinity Industries Inc.	21,200	454
	Convergys Corp.	18,400	450
	National Instruments Corp.	15,500	442
*	Kirby Corp.	8,700	441
	John Bean Technologies Corp.	9,600	440
	EnerSys	8,800	426
	Deluxe Corp.	7,600	425
	ITT Corp.	12,967	421
	CLARCOR Inc.	8,900	417
*	Universal Display Corp.	8,300	408
*	Colfax Corp.	17,940	397
	Valmont Industries Inc.	3,700	394
	CEB Inc.	6,600	389
*	Esterline Technologies Corp.	4,900	386
*	Advisory Board Co.	8,200	375
*	Generac Holdings Inc.	13,200	375
	Crane Co.	7,700	368
	Landstar System Inc.	6,400	367
*	Clean Harbors Inc.	8,000	354
	Belden Inc.	8,100	346
*	Swift Transportation Co.	21,200	346
*	Owens-Illinois Inc.	26,350	341
	Joy Global Inc.	33,835	337
	Littelfuse Inc.	3,300	336
	KBR Inc.	22,900	327

	Covanta Holding Corp.	23,000	325
	Regal Beloit Corp.	5,700	320
	Korn/Ferry International	10,200	314
	Manitowoc Co. Inc.	19,700	310
*	Coherent Inc.	4,000	309
*	FTI Consulting Inc.	9,100	308
	Kennametal Inc.	16,500	292
	Silgan Holdings Inc.	5,484	290
*	Itron Inc.	8,600	283
*	Huron Consulting Group Inc.	5,000	281
*	On Assignment Inc.	7,200	278
	Universal Forest Products Inc.	4,000	276
*	Imperva Inc.	5,300	273
*	Proto Labs Inc.	4,900	269
*	USG Corp.	14,700	263
*	Sanmina Corp.	13,800	259
*	AMN Healthcare Services Inc.	9,100	256
	Timken Co.	9,400	250
	Actuant Corp. Class A	10,700	249
*	WESCO International Inc.	6,100	246
*	Headwaters Inc.	15,400	246
*	KLX Inc.	8,400	246
*	II-VI Inc.	11,800	245
*	LifeLock Inc.	20,300	243
*	CBIZ Inc.	24,000	242
	UniFirst Corp.	2,300	242
	GATX Corp.	5,900	242
	AAON Inc.	10,950	236
	Barnes Group Inc.	7,200	234
*	Anixter International Inc.	4,700	232
*	NeuStar Inc. Class A	9,400	231
	Applied Industrial Technologies Inc.	6,000	231
*	Rexnord Corp.	13,889	227
*	M/A-COM Technology Solutions Holdings Inc.	5,900	227
*	ExlService Holdings Inc.	5,200	227
*,^ Ambarella Inc.		5,700	226
*	ExamWorks Group Inc.	8,200	225
*	RBC Bearings Inc.	3,700	220
	Tetra Tech Inc.	8,200	217
*	Trex Co. Inc.	5,700	214
	AZZ Inc.	4,100	211
*	Masonite International Corp.	3,800	211
*	Knowles Corp.	15,373	209
	Aircastle Ltd.	12,100	208
	Badger Meter Inc.	3,700	207
*	Greatbatch Inc.	5,300	205
	Triumph Group Inc.	8,000	204
*	OSI Systems Inc.	3,700	203
*	WageWorks Inc.	4,500	201
*	Moog Inc. Class A	4,300	199
	Knight Transportation Inc.	8,100	198
	Advanced Drainage Systems Inc.	8,600	194
*	Plexus Corp.	5,400	189
*	Rofin-Sinar Technologies Inc.	7,400	189
	Sturm Ruger & Co. Inc.	3,200	188
	Vishay Intertechnology Inc.	16,200	186
^	Nordic American Tankers Ltd.	14,498	184

* TrueBlue Inc.	8,000	183
ABM Industries Inc.	5,900	177
Comfort Systems USA Inc.	6,200	176
* MasTec Inc.	11,100	171
MSA Safety Inc.	4,000	171
Franklin Electric Co. Inc.	6,200	169
Mobile Mini Inc.	6,400	166
* Babcock & Wilcox Enterprises Inc.	8,025	166
Forward Air Corp.	3,800	164
* TopBuild Corp.	6,098	163
Tennant Co.	3,000	162
* Benchmark Electronics Inc.	7,600	160
Mueller Water Products Inc. Class A	18,900	155
* SPX FLOW Inc.	6,499	155
Scorpio Tankers Inc.	24,800	151
Methode Electronics Inc.	5,800	151
Matson Inc.	3,700	150
* Hub Group Inc. Class A	4,900	149
* Gibraltar Industries Inc.	7,000	149
G&K Services Inc. Class A	2,300	148
* Cardtronics Inc.	4,800	148
Watts Water Technologies Inc. Class A	3,000	148
Apogee Enterprises Inc.	3,700	147
Granite Construction Inc.	3,800	147
Brady Corp. Class A	6,400	144
Essendant Inc.	4,800	143
EVERTEC Inc.	10,400	143
Quanex Building Products Corp.	7,600	141
Werner Enterprises Inc.	5,800	140
Otter Tail Corp.	5,000	139
Albany International Corp.	4,000	136
* DigitalGlobe Inc.	10,354	136
* TASER International Inc.	8,800	135
* Aerojet Rocketdyne Holdings Inc.	8,200	135
* Rogers Corp.	2,800	133
Ship Finance International Ltd.	9,813	131
HEICO Corp.	2,343	131
* Navigant Consulting Inc.	8,200	129
EnPro Industries Inc.	2,900	129
* Veeco Instruments Inc.	6,900	129
* Meritor Inc.	18,600	127
Insperity Inc.	2,800	126
* Sykes Enterprises Inc.	4,200	124
Outerwall Inc.	3,600	122
Astec Industries Inc.	3,200	119
Heartland Express Inc.	6,900	118
ManTech International Corp. Class A	4,100	118
Mueller Industries Inc.	4,600	117
Standex International Corp.	1,600	116
Kelly Services Inc. Class A	6,900	114
* Atlas Air Worldwide Holdings Inc.	3,100	114
Cubic Corp.	2,800	112
* Team Inc.	4,500	108
Kaman Corp.	2,700	108
General Cable Corp.	8,800	103
Greif Inc. Class A	3,900	103
AAR Corp.	4,900	103

*	Wesco Aircraft Holdings Inc.	9,100	103
	Hyster-Yale Materials Handling Inc.	1,900	99
	Greenbrier Cos. Inc.	3,800	98
	Simpson Manufacturing Co. Inc.	3,000	98
	MTS Systems Corp.	1,800	96
*	Aegion Corp. Class A	5,300	96
	Hollysys Automation Technologies Ltd.	5,100	94
	Federal Signal Corp.	6,300	93
*	PHH Corp.	7,400	91
*	TriMas Corp.	5,200	90
	Harsco Corp.	13,900	90
	Encore Wire Corp.	2,400	89
*	Boise Cascade Co.	4,200	87
*	Navistar International Corp.	11,700	85
	Lindsay Corp.	1,200	84
	US Ecology Inc.	2,400	82
^	Seaspan Corp. Class A	5,000	80
	Primoris Services Corp.	3,900	80
	ESCO Technologies Inc.	2,300	79
*	Saia Inc.	3,700	79
	Viad Corp.	2,600	77
*	Newport Corp.	5,000	76
	CIRCOR International Inc.	2,100	75
*	TriNet Group Inc.	5,000	74
*	Nortek Inc.	1,800	70
*	ServiceSource International Inc.	17,900	69
	Raven Industries Inc.	4,400	66
	AVX Corp.	5,700	65
	Griffon Corp.	4,200	64
	TAL International Group Inc.	5,600	63
*	Monster Worldwide Inc.	12,300	61
	SPX Corp.	6,499	60
*	FARO Technologies Inc.	2,100	54
*	Tutor Perini Corp.	4,000	53
	Powell Industries Inc.	2,100	53
	Teekay Corp.	7,500	51
	Resources Connection Inc.	3,400	51
	CTS Corp.	3,000	47
	Schnitzer Steel Industries Inc.	3,500	47
	American Science & Engineering Inc.	1,300	47
	TeleTech Holdings Inc.	1,700	45
	American Railcar Industries Inc.	1,000	45
	TimkenSteel Corp.	4,700	42
	McGrath RentCorp	1,700	42
	Myers Industries Inc.	3,500	40
^	GasLog Ltd.	5,000	37
	H&E Equipment Services Inc.	3,200	37
*	Aerovironment Inc.	1,400	36
*	TTM Technologies Inc.	6,100	36
	Daktronics Inc.	4,400	35
	Checkpoint Systems Inc.	5,300	34
*	Engility Holdings Inc.	2,073	28
	Textainer Group Holdings Ltd.	2,600	28
	Park Electrochemical Corp.	1,700	28
	Acacia Research Corp.	6,100	23
*	Era Group Inc.	2,400	22
*,^ Diana Shipping Inc.		8,100	20

*	Horizon Global Corp.	2,080	20
*	DXP Enterprises Inc.	800	13
*	DryShips Inc.	81,100	11
	Navios Maritime Holdings Inc.	8,900	9
*,^ Golden Ocean Group Ltd.		10,615	8
			518,139
Oil & Gas (3.3%)
	Exxon Mobil Corp.	868,319	67,599
	Chevron Corp.	392,852	33,970
	Schlumberger Ltd.	260,263	18,809
	Occidental Petroleum Corp.	167,819	11,551
	ConocoPhillips	249,499	9,750
	Phillips 66	112,193	8,992
	EOG Resources Inc.	116,474	8,272
	Valero Energy Corp.	98,561	6,689
	Kinder Morgan Inc.	390,022	6,416
	Halliburton Co.	191,781	6,097
	Marathon Petroleum Corp.	109,580	4,579
	Anadarko Petroleum Corp.	108,580	4,244
	Spectra Energy Corp.	152,175	4,177
	Apache Corp.	91,870	3,908
	Baker Hughes Inc.	86,355	3,757
	Pioneer Natural Resources Co.	30,051	3,725
*	Concho Resources Inc.	38,913	3,702
	Williams Cos. Inc.	165,520	3,195
	Tesoro Corp.	33,785	2,948
	Noble Energy Inc.	88,099	2,852
	National Oilwell Varco Inc.	81,187	2,642
*	Cameron International Corp.	39,103	2,567
	Devon Energy Corp.	79,280	2,212
	Hess Corp.	48,651	2,068
	HollyFrontier Corp.	57,312	2,004
	EQT Corp.	29,255	1,806
	Cabot Oil & Gas Corp.	80,582	1,672
	Cimarex Energy Co.	17,941	1,669
*	FMC Technologies Inc.	65,330	1,643
	Columbia Pipeline Group Inc.	75,795	1,406
*	Cheniere Energy Inc.	45,877	1,379
	Marathon Oil Corp.	131,948	1,284
*	Weatherford International plc	178,303	1,202
	Range Resources Corp.	35,022	1,035
*	First Solar Inc.	14,070	966
*	Diamondback Energy Inc.	12,700	959
	OGE Energy Corp.	36,500	957
*	Newfield Exploration Co.	31,401	913
	Helmerich & Payne Inc.	16,500	838
	Core Laboratories NV	8,000	787
	Noble Corp. plc	87,460	681
*	Southwestern Energy Co.	73,652	655
	PBF Energy Inc. Class A	17,702	619
*	Gulfport Energy Corp.	20,138	595
	Oceaneering International Inc.	15,900	538
	Murphy Oil Corp.	26,123	512
	Energen Corp.	14,400	508
	Nabors Industries Ltd.	65,208	480
*	PDC Energy Inc.	8,157	464
	QEP Resources Inc.	36,099	463

* Parsley Energy Inc. Class A	23,122	445
^ Chesapeake Energy Corp.	120,764	409
Ensco plc Class A	40,184	393
Western Refining Inc.	11,074	364
* Antero Resources Corp.	12,100	329
* RSP Permian Inc.	13,700	323
* Dril-Quip Inc.	5,500	323
* Continental Resources Inc.	15,112	319
Patterson-UTI Energy Inc.	21,359	307
Golar LNG Ltd.	15,800	294
* NOW Inc.	21,255	288
* Carrizo Oil & Gas Inc.	9,779	265
* Whiting Petroleum Corp.	35,735	263
* WPX Energy Inc.	46,699	253
* SunPower Corp. Class A	9,800	249
* Cobalt International Energy Inc.	65,692	249
Rowan Cos. plc Class A	19,588	248
Pattern Energy Group Inc. Class A	12,928	245
Targa Resources Corp.	10,784	242
* Oil States International Inc.	8,300	234
Superior Energy Services Inc.	22,635	233
* Rice Energy Inc.	18,644	218
* InterOil Corp.	6,700	204
* Matador Resources Co.	12,600	202
SM Energy Co.	14,000	196
* Laredo Petroleum Inc.	25,200	196
Diamond Offshore Drilling Inc.	10,218	190
* Canadian Solar Inc.	9,400	190
* MRC Global Inc.	16,800	169
CVR Energy Inc.	4,200	147
Delek US Holdings Inc.	8,480	144
SemGroup Corp. Class A	6,200	137
RPC Inc.	10,600	132
* McDermott International Inc.	40,077	111
* SEACOR Holdings Inc.	2,400	110
Green Plains Inc.	5,800	110
Bristow Group Inc.	4,700	109
* Oasis Petroleum Inc.	20,000	107
* Forum Energy Technologies Inc.	8,800	99
* Kosmos Energy Ltd.	20,779	95
* Matrix Service Co.	5,000	95
Frank's International NV	6,200	91
* Memorial Resource Development Corp.	5,700	91
* Unit Corp.	8,200	86
Denbury Resources Inc.	53,026	83
* Exterran Corp.	4,300	71
* Chart Industries Inc.	4,200	68
California Resources Corp.	47,222	68
Atwood Oceanics Inc.	10,300	63
* Helix Energy Solutions Group Inc.	15,600	63
* C&J Energy Services Ltd.	25,300	62
* Ultra Petroleum Corp.	23,355	53
* Hornbeck Offshore Services Inc.	6,400	52
* TETRA Technologies Inc.	8,400	52
* Archrock Inc.	8,600	52
CARBO Ceramics Inc.	3,100	51
* Flotek Industries Inc.	7,600	51

*	Newpark Resources Inc.	10,100	49
	Tidewater Inc.	6,100	32
*	Sanchez Energy Corp.	6,500	24
*	Bill Barrett Corp.	5,600	21
*	Stone Energy Corp.	6,456	20
*,^ EP Energy Corp. Class A		5,200	19
*	Clayton Williams Energy Inc.	1,100	19
*	Bonanza Creek Energy Inc.	6,044	17
*	Civeo Corp.	12,800	14
*	Contango Oil & Gas Co.	2,100	13
*	ION Geophysical Corp.	26,300	12
	Ocean Rig UDW Inc.	9,500	11
*	W&T Offshore Inc.	5,000	10
*	Halcon Resources Corp.	16,040	9
*	PHI Inc.	385	7
*	Pacific Drilling SA	15,800	6
			261,332
Other (0.0%)[3]
*	Dyax Corp CVR Exp. 12/31/2019	28,600	32
*	Leap Wireless International Inc CVR	5,200	13
			45
Technology (8.7%)
	Apple Inc.	1,156,789	112,602
	Microsoft Corp.	1,492,019	82,195
*	Facebook Inc. Class A	449,289	50,415
*	Alphabet Inc. Class C	61,256	45,510
*	Alphabet Inc. Class A	59,684	45,440
	Intel Corp.	974,975	30,244
	International Business Machines Corp.	198,700	24,796
	Cisco Systems Inc.	1,033,537	24,588
	Oracle Corp.	659,895	23,961
	QUALCOMM Inc.	309,312	14,024
	Texas Instruments Inc.	206,291	10,919
*	salesforce.com inc	145,350	9,893
	EMC Corp.	396,201	9,814
*	Adobe Systems Inc.	108,993	9,715
	Avago Technologies Ltd. Class A	68,184	9,117
*	Cognizant Technology Solutions Corp. Class A	122,740	7,771
	Broadcom Corp. Class A	116,705	6,380
	Intuit Inc.	56,580	5,404
*	Yahoo! Inc.	176,304	5,203
	Hewlett Packard Enterprise Co.	371,085	5,106
	Corning Inc.	252,050	4,691
*	NXP Semiconductors NV	58,771	4,395
	NVIDIA Corp.	142,761	4,181
*	Gartner Inc.	46,700	4,104
	Applied Materials Inc.	227,582	4,017
*	Citrix Systems Inc.	54,814	3,862
	HP Inc.	363,385	3,528
	SanDisk Corp.	49,215	3,479
*	Check Point Software Technologies Ltd.	44,034	3,470
	Analog Devices Inc.	62,621	3,373
*	Cerner Corp.	56,206	3,260
	Juniper Networks Inc.	124,469	2,937
*	Autodesk Inc.	58,303	2,730
*	Micron Technology Inc.	242,422	2,674

	Skyworks Solutions Inc.	38,600	2,660
	Xilinx Inc.	50,097	2,518
	Western Digital Corp.	51,834	2,487
	Symantec Corp.	122,205	2,425
	Motorola Solutions Inc.	35,945	2,400
*	Palo Alto Networks Inc.	15,700	2,347
*	Red Hat Inc.	33,386	2,339
	Lam Research Corp.	30,511	2,190
*	F5 Networks Inc.	22,692	2,128
	KLA-Tencor Corp.	31,192	2,090
	Harris Corp.	22,363	1,945
	Linear Technology Corp.	45,251	1,934
	CDK Global Inc.	42,444	1,870
	Maxim Integrated Products Inc.	55,436	1,852
*	ServiceNow Inc.	28,300	1,761
	Seagate Technology plc	56,883	1,652
	Microchip Technology Inc.	36,481	1,635
*	VeriSign Inc.	20,766	1,570
	CA Inc.	53,950	1,550
	Amdocs Ltd.	27,938	1,529
	Brocade Communications Systems Inc.	189,500	1,512
*	Akamai Technologies Inc.	33,002	1,506
*	Twitter Inc.	88,300	1,483
*	Workday Inc. Class A	20,372	1,284
*	ANSYS Inc.	14,455	1,275
*	CommVault Systems Inc.	33,480	1,256
*	Synopsys Inc.	29,119	1,249
	NetApp Inc.	53,890	1,182
*	Splunk Inc.	24,598	1,139
	CDW Corp.	28,634	1,101
*	Cadence Design Systems Inc.	56,065	1,097
*	Polycom Inc.	107,026	1,091
*	Qorvo Inc.	27,527	1,090
*	athenahealth Inc.	7,100	1,007
*	Tyler Technologies Inc.	6,300	989
*	Ultimate Software Group Inc.	5,500	966
	SS&C Technologies Holdings Inc.	14,768	949
*,^ Mobileye NV		34,805	944
*	ARRIS International plc	36,183	922
	CSRA Inc.	32,925	882
*,^ VMware Inc. Class A		19,138	876
*	Nuance Communications Inc.	48,200	850
*	Tableau Software Inc. Class A	10,402	835
	Ingram Micro Inc.	27,400	773
*	Integrated Device Technology Inc.	30,200	769
*	Fortinet Inc.	27,200	765
*	SolarWinds Inc.	12,700	761
*	Manhattan Associates Inc.	13,100	755
*	ON Semiconductor Corp.	85,167	729
	Computer Sciences Corp.	22,590	724
*	Microsemi Corp.	22,606	717
	Garmin Ltd.	20,036	705
	IAC/InterActiveCorp	13,519	702
*	EPAM Systems Inc.	9,300	697
	Marvell Technology Group Ltd.	78,079	691
	j2 Global Inc.	9,400	682
*	IMS Health Holdings Inc.	29,300	677

* Cavium Inc.	11,600	670
* PTC Inc.	22,600	669
Solera Holdings Inc.	12,300	667
Teradyne Inc.	33,400	649
* ViaSat Inc.	10,300	644
* Allscripts Healthcare Solutions Inc.	45,700	630
DST Systems Inc.	5,891	621
* Yandex NV Class A	46,262	621
* Teradata Corp.	24,836	604
Atmel Corp.	73,200	590
Pitney Bowes Inc.	30,047	588
* CommScope Holding Co. Inc.	25,700	576
* NCR Corp.	26,615	568
* Guidewire Software Inc.	10,000	550
* Synaptics Inc.	7,500	550
* SINA Corp.	11,921	548
Blackbaud Inc.	8,700	535
* Cree Inc.	16,915	474
* Verint Systems Inc.	12,700	465
* Aspen Technology Inc.	14,100	457
* Cirrus Logic Inc.	13,100	455
* ACI Worldwide Inc.	25,200	451
* VeriFone Systems Inc.	19,100	447
* Ciena Corp.	25,100	446
Leidos Holdings Inc.	9,569	441
* Dycom Industries Inc.	6,600	437
Cypress Semiconductor Corp.	55,232	434
* Medidata Solutions Inc.	10,100	432
* NetSuite Inc.	6,219	431
* Fairchild Semiconductor International Inc. Class A	20,800	426
* Arista Networks Inc.	7,000	420
* Infinera Corp.	26,700	409
Mentor Graphics Corp.	23,500	408
* FireEye Inc.	28,800	406
Fair Isaac Corp.	4,200	401
* CACI International Inc. Class A	4,700	390
* Tech Data Corp.	6,200	387
* NetScout Systems Inc.	17,838	384
* Ellie Mae Inc.	5,500	384
* Proofpoint Inc.	7,600	383
SYNNEX Corp.	4,500	378
* Qlik Technologies Inc.	15,000	376
Lexmark International Inc. Class A	13,000	367
* Rackspace Hosting Inc.	18,100	366
* Veeva Systems Inc. Class A	15,000	361
Monolithic Power Systems Inc.	5,100	319
Cogent Communications Holdings Inc.	9,300	311
* MicroStrategy Inc. Class A	1,800	310
* Demandware Inc.	7,300	310
* Cornerstone OnDemand Inc.	10,000	307
* Entegris Inc.	26,000	303
Diebold Inc.	10,826	300
* Semtech Corp.	14,900	299
Plantronics Inc.	6,600	296
NIC Inc.	14,900	295
* Premier Inc. Class A	9,175	293
* Cabot Microelectronics Corp.	7,200	293

*	Silicon Laboratories Inc.	6,200	283
*	Fleetmatics Group plc	6,500	282
*	Rovi Corp.	14,399	280
*	Electronics For Imaging Inc.	6,700	277
*	EchoStar Corp. Class A	7,800	274
*	Paycom Software Inc.	9,052	273
	MKS Instruments Inc.	7,300	259
*	Rambus Inc.	20,800	255
*	Zendesk Inc.	11,400	251
*	NETGEAR Inc.	6,700	250
*	Syntel Inc.	5,200	246
*	LogMeIn Inc.	4,700	246
*	Cray Inc.	6,200	244
*	Sohu.com Inc.	4,800	242
	Tessera Technologies Inc.	8,300	239
*	Progress Software Corp.	9,100	236
*	Web.com Group Inc.	12,300	232
	InterDigital Inc.	5,100	230
*	InterXion Holding NV	7,300	229
	Monotype Imaging Holdings Inc.	9,100	227
*	Virtusa Corp.	5,000	224
	Science Applications International Corp.	5,153	220
*	BroadSoft Inc.	6,400	219
*	CyberArk Software Ltd.	5,000	218
*	Advanced Micro Devices Inc.	97,706	215
	Intersil Corp. Class A	16,500	214
*	SunEdison Inc.	67,700	212
*	Infoblox Inc.	12,500	202
*	Gogo Inc.	13,800	201
	Power Integrations Inc.	4,000	189
	Pegasystems Inc.	7,900	186
*	Lumentum Holdings Inc.	9,240	182
*	QLogic Corp.	14,100	181
	West Corp.	9,818	178
	Ebix Inc.	5,200	177
*	Finisar Corp.	13,800	175
*	Bottomline Technologies de Inc.	5,900	170
*	Qualys Inc.	6,500	169
*	Advanced Energy Industries Inc.	6,000	168
	CSG Systems International Inc.	4,800	168
*	AVG Technologies NV	8,800	166
*	Marketo Inc.	8,100	154
*	InvenSense Inc.	18,700	154
*	GoDaddy Inc. Class A	5,000	152
*	Envestnet Inc.	6,500	152
*	Xura Inc.	7,000	150
*	Super Micro Computer Inc.	4,900	146
*	Synchronoss Technologies Inc.	4,700	144
*	Viavi Solutions Inc.	28,200	141
*	RealPage Inc.	7,300	141
*	Amkor Technology Inc.	22,600	139
*,^ 3D Systems Corp.		16,300	131
*	HubSpot Inc.	3,200	130
	Forrester Research Inc.	4,000	128
*	Ubiquiti Networks Inc.	4,300	127
*	ScanSource Inc.	3,900	122
*	Stratasys Ltd.	7,400	121

*	Diodes Inc.	5,500	105
*	Loral Space & Communications Inc.	2,900	100
*	Insight Enterprises Inc.	4,100	97
*	Ixia	10,100	97
*	Kulicke & Soffa Industries Inc.	9,400	95
	Quality Systems Inc.	7,200	94
	ADTRAN Inc.	5,000	91
*	Lattice Semiconductor Corp.	18,600	90
*	Perficient Inc.	4,400	84
*	Endurance International Group Holdings Inc.	8,900	82
*	Applied Micro Circuits Corp.	13,900	77
*	Unisys Corp.	6,800	67
*	Shutterstock Inc.	2,300	66
*	Nimble Storage Inc.	10,000	66
	Computer Programs & Systems Inc.	1,200	63
	Brooks Automation Inc.	6,200	59
*	Barracuda Networks Inc.	5,000	53
*	Ultratech Inc.	2,600	52
	Epiq Systems Inc.	4,000	50
*	Exar Corp.	8,400	46
	Comtech Telecommunications Corp.	1,800	35
*	Interactive Intelligence Group Inc.	1,400	33
*	Harmonic Inc.	10,000	33
*	Blucora Inc.	3,800	33
			698,833
Telecommunications (1.3%)
	AT&T Inc.	1,292,183	46,596
	Verizon Communications Inc.	838,618	41,906
*	Level 3 Communications Inc.	55,890	2,728
	CenturyLink Inc.	105,663	2,686
*	SBA Communications Corp. Class A	22,434	2,227
*	T-Mobile US Inc.	49,788	1,999
	Frontier Communications Corp.	231,902	1,055
*,^ Sprint Corp.		150,521	455
	Telephone & Data Systems Inc.	15,773	366
	Shenandoah Telecommunications Co.	9,750	224
	Consolidated Communications Holdings Inc.	6,800	136
*	United States Cellular Corp.	2,700	102
*	General Communication Inc. Class A	5,400	98
*	Cincinnati Bell Inc.	30,200	98
	Atlantic Tele-Network Inc.	1,200	92
	EarthLink Holdings Corp.	14,900	88
^	Windstream Holdings Inc.	15,032	87
			100,943
Utilities (1.7%)
	Duke Energy Corp.	141,332	10,642
	NextEra Energy Inc.	89,562	10,005
	Southern Co.	176,104	8,615
	Dominion Resources Inc.	106,394	7,678
	American Electric Power Co. Inc.	92,767	5,656
	Exelon Corp.	183,568	5,428
	PG&E Corp.	88,784	4,875
	PPL Corp.	122,273	4,287
	Sempra Energy	44,773	4,242
	CenterPoint Energy Inc.	221,407	3,957
	Edison International	62,577	3,867

Public Service Enterprise Group Inc.	90,919	3,755
Xcel Energy Inc.	94,336	3,606
Consolidated Edison Inc.	50,888	3,531
Eversource Energy	59,882	3,222
Vectren Corp.	76,550	3,203
WEC Energy Group Inc.	55,938	3,089
MGE Energy Inc.	63,040	3,054
NiSource Inc.	141,666	2,976
FirstEnergy Corp.	78,861	2,607
DTE Energy Co.	29,191	2,482
Entergy Corp.	32,661	2,305
TECO Energy Inc.	80,937	2,195
American Water Works Co. Inc.	33,156	2,152
Empire District Electric Co.	71,500	2,098
Ameren Corp.	38,567	1,732
CMS Energy Corp.	42,848	1,666
AGL Resources Inc.	23,200	1,475
SCANA Corp.	22,527	1,418
Pinnacle West Capital Corp.	19,840	1,316
AES Corp.	133,031	1,264
Atmos Energy Corp.	17,800	1,232
Pepco Holdings Inc.	45,995	1,227
Alliant Energy Corp.	17,877	1,168
Westar Energy Inc. Class A	24,600	1,072
ITC Holdings Corp.	26,500	1,057
ONEOK Inc.	41,406	1,031
UGI Corp.	29,750	1,011
* Calpine Corp.	62,584	958
Piedmont Natural Gas Co. Inc.	15,300	906
Aqua America Inc.	25,525	805
National Fuel Gas Co.	14,900	675
NRG Energy Inc.	61,732	657
WGL Holdings Inc.	9,700	648
New Jersey Resources Corp.	17,400	613
Portland General Electric Co.	15,525	603
Great Plains Energy Inc.	21,500	599
ONE Gas Inc.	10,176	576
Questar Corp.	27,325	557
IDACORP Inc.	7,500	522
Hawaiian Electric Industries Inc.	15,800	473
Southwest Gas Corp.	8,000	471
Laclede Group Inc.	7,300	467
Cleco Corp.	8,500	452
NorthWestern Corp.	7,900	441
South Jersey Industries Inc.	15,800	393
Black Hills Corp.	7,500	370
ALLETE Inc.	6,800	360
* Avangrid Inc.	9,100	350
PNM Resources Inc.	11,000	346
Avista Corp.	7,800	289
American States Water Co.	6,000	272
* Dynegy Inc.	21,479	254
SJW Corp.	7,780	254
Northwest Natural Gas Co.	4,500	234
El Paso Electric Co.	5,600	229
California Water Service Group	7,700	193
Ormat Technologies Inc. (New York Shares)	5,400	191

TerraForm Power Inc. Class A			15,300	152
Abengoa Yield plc			8,501	144
* Talen Energy Corp.			13,236	95
Ormat Technologies Inc. (Tel Aviv Shares)			2,610	91
				140,836
Total United States				4,234,510
Total Common Stocks (Cost $7,886,677)				8,000,856
	Coupon
Temporary Cash Investments (1.4%)[1]
Money Market Fund (1.3%)
[5,6] Vanguard Market Liquidity Fund	0.441%		103,681,242	103,681

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
7 Federal Home Loan Bank Discount Notes	0.167%	2/5/16	2,000	2,000
[7,8] Federal Home Loan Bank Discount Notes	0.245%	4/20/16	5,000	4,996
[7,9] Federal Home Loan Bank Discount Notes	0.290%	4/29/16	2,000	1,998
[10] Freddie Mac Discount Notes	0.220%	4/15/16	400	400
9 United States Treasury Note/Bond	0.375%	5/31/16	1,000	1,000
				10,394
Total Temporary Cash Investments (Cost $114,077)				114,075
Total Investments (101.0%) (Cost $8,000,754)				8,114,931
Other Assets and Liabilities-Net (-1.0%)[6]				(82,575)
Net Assets (100%)				8,032,356

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $78,126,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate value of these securities was $20,246,000, representing 0.3% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $82,928,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $5,000 have been segregated as collateral for open forward currency contracts.
9 Securities with a value of $2,198,000 have been segregated as initial margin for open futures contracts.
10 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest

Total World Stock Index Fund

quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	346,203	3,418,205	1,938
Common Stocks—United States	4,234,374	91	45
Temporary Cash Investments	103,681	10,394	—
Futures Contracts—Assets[1]	935	—	—
Forward Currency Contracts—Assets	—	348	—
Forward Currency Contracts—Liabilities	—	(723)	—
Total	4,685,193	3,428,315	1,983
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining

Total World Stock Index Fund

liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2016	152	14,669	(454)
E-mini S&P Mid-Cap 400 Index	March 2016	52	6,837	(290)
Dow Jones EURO STOXX 50 Index	March 2016	149	4,882	(360)
FTSE 100 Index	March 2016	45	3,834	(13)
Topix Index	March 2016	31	3,685	(258)

Total World Stock Index Fund

S&P ASX 200 Index	March 2016	20	1,756	(6)
(1,381)

Unrealized appreciation (depreciation) on open E-mini S&P 500 Index, E-mini S&P Mid-Cap 400 Index, Dow Jones EURO STOXX 50 Index, and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	3/23/16	EUR	8,434	USD	9,320	(169)
UBS AG	3/23/16	GBP	3,664	USD	5,549	(328)
BNP Paribas	3/15/16	JPY	642,533	USD	5,236	77
Citibank, N.A.	3/22/16	AUD	3,422	USD	2,444	(28)
Citibank, N.A.	3/23/16	EUR	1,724	USD	1,887	(18)
Bank of America, N.A.	3/15/16	JPY	179,680	USD	1,461	25
BNP Paribas	3/15/16	JPY	168,300	USD	1,401	(9)
BNP Paribas	3/23/16	GBP	932	USD	1,389	(61)
Citibank, N.A.	3/23/16	GBP	731	USD	1,107	(66)
Goldman Sachs International	3/22/16	AUD	773	USD	559	(13)
JPMorgan Chase Bank, N.A.	3/23/16	GBP	350	USD	504	(6)
BNP Paribas	3/22/16	AUD	624	USD	451	(10)
Bank of America, N.A.	3/15/16	JPY	42,135	USD	358	(10)
Morgan Stanley Capital
Services LLC	3/22/16	AUD	363	USD	252	5
Citibank, N.A.	3/23/16	USD	4,462	EUR	4,094	20
Goldman Sachs International	3/23/16	USD	3,438	GBP	2,305	153
Morgan Stanley Capital
Services LLC	3/15/16	USD	3,295	JPY	398,710	(2)
UBS AG	3/22/16	USD	1,535	AUD	2,151	16
BNP Paribas	3/23/16	USD	1,485	EUR	1,366	3
BNP Paribas	3/15/16	USD	1,140	JPY	138,150	(3)
BNP Paribas	3/23/16	USD	1,074	GBP	721	47
BNP Paribas	3/22/16	USD	448	AUD	632	2
						(375)

Total World Stock Index Fund

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At January 31, 2016, the cost of investment securities for tax purposes was $8,009,847,000. Net unrealized appreciation of investment securities for tax purposes was $105,084,000, consisting of unrealized gains of $1,022,637,000 on securities that had risen in value since their purchase and $917,553,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments
As of January 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (98.8%)[1]
Australia (4.1%)
DUET Group	3,430,785	5,646
Domino's Pizza Enterprises Ltd.	91,509	3,929
^ JB Hi-Fi Ltd.	151,922	2,547
carsales.com Ltd.	301,380	2,547
Magellan Financial Group Ltd.	150,729	2,471
Investa Office Fund	867,723	2,427
M2 Group Ltd.	268,509	2,423
Veda Group Ltd.	1,169,050	2,339
BT Investment Management Ltd.	275,909	2,110
Sirtex Medical Ltd.	72,333	1,952
Northern Star Resources Ltd.	877,774	1,851
^ Vocus Communications Ltd.	309,946	1,740
^ Qube Holdings Ltd.	1,058,839	1,729
nib holdings Ltd.	666,277	1,699
Charter Hall Group	523,754	1,668
GrainCorp Ltd. Class A	264,220	1,612
Super Retail Group Ltd.	215,464	1,575
BWP Trust	713,845	1,567
Cromwell Property Group	2,218,080	1,564
Charter Hall Retail REIT	517,388	1,521
InvoCare Ltd.	173,470	1,473
Navitas Ltd.	432,419	1,442
Evolution Mining Ltd.	1,352,414	1,397
IRESS Ltd.	198,693	1,368
^ G8 Education Ltd.	527,916	1,359
Nine Entertainment Co. Holdings Ltd.	1,060,896	1,257
Primary Health Care Ltd.	702,318	1,238
Mantra Group Ltd.	352,461	1,217
Aveo Group	564,475	1,201
Spotless Group Holdings Ltd.	1,569,170	1,172
Premier Investments Ltd.	119,615	1,125
Sigma Pharmaceuticals Ltd.	1,892,069	1,113
* Mayne Pharma Group Ltd.	1,184,504	1,110
Automotive Holdings Group Ltd.	349,870	1,085
ARB Corp. Ltd.	98,786	1,078
* Burson Group Ltd.	358,898	1,072
SAI Global Ltd.	369,676	1,070
* Pacific Brands Ltd.	1,767,745	1,018
Regis Resources Ltd.	606,677	1,017
Ardent Leisure Group	687,203	1,008
^ Myer Holdings Ltd.	1,293,642	961
Independence Group NL	604,769	959
Pact Group Holdings Ltd.	264,625	942
Abacus Property Group	425,653	916
Cleanaway Waste Management Ltd.	1,726,633	907
Estia Health Ltd.	186,068	902
Sandfire Resources NL	247,248	895
Bega Cheese Ltd.	175,017	883
Brickworks Ltd.	79,870	862

	Genworth Mortgage Insurance Australia Ltd.	464,122	861
	Breville Group Ltd.	197,956	859
	Australian Pharmaceutical Industries Ltd.	556,801	831
	FlexiGroup Ltd.	411,038	828
	Regis Healthcare Ltd.	198,611	817
	Cover-More Group Ltd.	576,622	816
^,* Syrah Resources Ltd.		293,509	813
	iSentia Group Ltd.	234,970	769
	McMillan Shakespeare Ltd.	84,138	766
*,2 MYOB Group Ltd.		339,644	754
	Japara Healthcare Ltd.	346,297	709
	Gateway Lifestyle	336,986	701
	OzForex Group Ltd.	312,156	694
	Steadfast Group Ltd.	666,902	694
	Tassal Group Ltd.	201,935	692
	Southern Cross Media Group Ltd.	820,123	662
*	Broadspectrum Ltd.	757,663	655
*	Saracen Mineral Holdings Ltd.	1,272,900	646
	Technology One Ltd.	190,500	643
^	Retail Food Group Ltd.	195,843	632
^	Monadelphous Group Ltd.	140,163	627
*	Costa Group Holdings Ltd.	356,743	624
	Asaleo Care Ltd.	561,007	624
	Village Roadshow Ltd.	120,971	601
*	Australian Agricultural Co. Ltd.	614,126	586
^	Mineral Resources Ltd.	216,155	578
	GWA Group Ltd.	400,242	578
	GUD Holdings Ltd.	123,930	577
	Growthpoint Properties Australia Ltd.	265,646	572
	Altium Ltd.	162,389	571
^,* Highfield Resources Ltd.		413,627	564
^	Seven Group Holdings Ltd.	166,410	564
^	Beach Energy Ltd.	2,065,448	562
^	Greencross Ltd.	109,104	560
*	iProperty Group Ltd.	177,485	502
^,* Virgin Australia Holdings Ltd.		1,407,801	492
	National Storage REIT	457,766	490
*	APN News & Media Ltd.	1,300,357	481
	Folkestone Education Trust	293,045	467
	TFS Corp. Ltd.	491,799	452
	Western Areas Ltd.	320,147	436
	GDI Property Group	693,057	417
^,* Karoon Gas Australia Ltd.		361,786	416
	Select Harvests Ltd.	109,053	416
^,* UGL Ltd.		261,215	411
^	Cabcharge Australia Ltd.	183,398	409
	Credit Corp. Group Ltd.	47,058	377
	Programmed Maintenance Services Ltd.	259,075	372
*	NEXTDC Ltd.	202,502	361
	Ingenia Communities Group	177,143	349
	Virtus Health Ltd.	76,102	345
	Thorn Group Ltd.	235,984	335
^	Ainsworth Game Technology Ltd.	208,751	331
	Hotel Property Investments	175,992	327
	Webjet Ltd.	85,327	326
*	Infigen Energy	954,536	322
*	AWE Ltd.	860,446	321

^,* Liquefied Natural Gas Ltd.		676,494	316
	Tox Free Solutions Ltd.	168,183	316
^,* Paladin Energy Ltd.		2,090,369	314
^,* Mesoblast Ltd.		279,183	304
^	Cardno Ltd.	420,546	283
	UXC Ltd.	321,272	276
	Reject Shop Ltd.	36,693	274
	Cedar Woods Properties Ltd.	80,129	251
*	Ten Network Holdings Ltd.	287,846	247
	Astro Japan Property Group	62,019	234
^,* CuDeco Ltd.		298,221	233
^	Slater & Gordon Ltd.	492,271	214
^,* Arrium Ltd.		4,377,411	207
*	Drillsearch Energy Ltd.	580,090	205
^,* Senex Energy Ltd.		1,876,559	204
^,* Mount Gibson Iron Ltd.		1,527,569	201
	STW Communications Group Ltd.	371,377	201
	ERM Power Ltd.	187,757	195
	Cash Converters International Ltd.	457,078	170
*	Perseus Mining Ltd.	867,434	170
*	Starpharma Holdings Ltd.	365,348	167
*	Billabong International Ltd.	138,745	160
^,* Lynas Corp. Ltd.		2,304,919	157
	RCR Tomlinson Ltd.	112,269	144
^	MMA Offshore Ltd.	603,241	142
	SMS Management & Technology Ltd.	78,073	134
^	Beadell Resources Ltd.	1,167,244	128
	Watpac Ltd.	150,993	114
*	Resolute Mining Ltd.	455,877	105
	Acrux Ltd.	199,813	100
^	Capitol Health Ltd.	630,148	92
*	Bradken Ltd.	271,975	85
	Ausdrill Ltd.	509,302	85
	Decmil Group Ltd.	108,517	78
	MACA Ltd.	149,109	74
*	Medusa Mining Ltd.	237,300	64
*	Horizon Oil Ltd.	1,230,328	63
^,* Sundance Energy Australia Ltd.		572,857	49
^,* Buru Energy Ltd.		305,978	48
^,* Kingsgate Consolidated Ltd.		277,729	44
	Hills Ltd.	224,358	34
*	Troy Resources Ltd.	171,798	27
*	S2 Resources Ltd.	193,687	19
	Panoramic Resources Ltd.	313,454	18
*	Tap Oil Ltd.	186,680	14
*	Atlas Iron Ltd.	1,145,123	13
	Mincor Resources NL	114,012	11
*	Virgin Australia Holdings Pvt Ltd.	1,276,415	5
*	SGH Energy Pty Ltd.	1,906,834	—
*	Kagara Ltd.	274,560	—
^	Dick Smith Holdings Ltd.	201,826	—
*	Jacana Minerals Ltd.	37,888	—
			116,138
Austria (0.8%)
	Wienerberger AG	168,177	2,574
*	IMMOFINANZ AG	1,309,057	2,467
	CA Immobilien Anlagen AG	112,926	1,937

	BUWOG AG	88,661	1,823
	Oesterreichische Post AG	50,233	1,783
*	Conwert Immobilien Invest SE	108,696	1,537
	Mayr Melnhof Karton AG	11,268	1,279
^	Verbund AG	95,832	1,159
	UNIQA Insurance Group AG	162,047	1,025
	Zumtobel Group AG	46,713	969
	Schoeller-Bleckmann Oilfield Equipment AG	17,414	909
	RHI AG	42,811	804
	Lenzing AG	10,842	725
	Flughafen Wien AG	7,272	639
	S IMMO AG	68,848	572
	Strabag SE	19,974	488
	EVN AG	41,172	455
	Semperit AG Holding	13,387	400
	Palfinger AG	13,806	394
	Kapsch TrafficCom AG	6,789	239
			22,178
Belgium (1.4%)
	Ackermans & van Haaren NV	35,806	4,639
	Ontex Group NV	96,080	3,561
	Cofinimmo SA	30,249	3,295
*	Galapagos NV	49,381	2,461
	Euronav NV	186,807	2,179
	Elia System Operator SA/NV	40,372	1,947
^	Bekaert SA	56,255	1,813
	Melexis NV	31,804	1,598
	Befimmo SA	27,477	1,576
	Warehouses De Pauw CVA	19,031	1,543
	Gimv NV	31,439	1,515
	D'ieteren SA/NV	38,142	1,248
	Cie d'Entreprises CFE	10,870	1,114
*	AGFA-Gevaert NV	248,574	1,061
	Ion Beam Applications	29,385	991
*	Mobistar SA	45,305	942
*	Tessenderlo Chemie NV (Voting Shares)	34,432	912
	KBC Ancora	22,634	847
	Kinepolis Group NV	19,601	830
^,* Nyrstar (Voting Shares)		526,264	772
	Econocom Group SA/NV	81,318	762
	Barco NV	11,517	723
*	BHF Kleinwort Benson Group	94,301	586
	Van de Velde NV	9,160	559
	EVS Broadcast Equipment SA	15,338	491
	Fagron	43,343	323
*	Wereldhave Belgium NV	2,887	314
			38,602
Brazil (0.6%)
	Odontoprev SA	409,327	1,034
	MRV Engenharia e Participacoes SA	447,700	1,027
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
	Identificacao SA	100,011	998
	Sao Martinho SA	71,000	850
	Cia Hering	227,100	736
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	386,600	692
*	Marfrig Global Foods SA	411,512	630

BR Properties SA	289,400	591
Linx SA	46,378	581
Grendene SA	129,664	495
* Minerva SA	153,800	473
Iguatemi Empresa de Shopping Centers SA	88,500	447
Fleury SA	116,756	427
Tupy SA	94,531	420
Alpargatas SA Preference Shares	216,102	394
Aliansce Shopping Centers SA	141,779	372
Even Construtora e Incorporadora SA	359,022	371
Marcopolo SA Preference Shares	720,516	367
Alupar Investimento SA	114,300	354
Iochpe Maxion SA	123,450	330
Banco do Estado do Rio Grande do Sul SA Preference Shares	289,950	324
* Gafisa SA	547,182	323
SLC Agricola SA	78,400	321
Mahle-Metal Leve SA	50,700	308
Cia de Saneamento de Minas Gerais-COPASA	92,210	297
Arezzo Industria e Comercio SA	62,000	295
Bradespar SA Preference Shares	327,700	274
Ez Tec Empreendimentos e Participacoes SA	79,105	245
* Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	123,818	245
Light SA	113,500	231
Cia Energetica do Ceara Preference Shares	26,142	214
JSL SA	114,300	198
Diagnosticos da America SA	74,617	194
Arteris SA	79,600	190
CVC Brasil Operadora e Agencia de Viagens SA	59,700	187
* Magnesita Refratarios SA	49,040	182
QGEP Participacoes SA	166,900	174
Santos Brasil Participacoes SA	55,846	167
GAEC Educacao SA	63,022	158
* Rumo Logistica Operadora Multimodal SA	332,077	158
International Meal Co. Alimentacao SA	165,806	149
Sonae Sierra Brasil SA	32,600	123
2 Ser Educacional SA	64,000	121
* Paranapanema SA	245,700	117
Guararapes Confeccoes SA	11,300	114
* Restoque Comercio e Confeccoes de Roupas SA	187,000	111
Randon Participacoes SA Preference Shares	195,695	108
Metalurgica Gerdau SA Preference Shares Class A	397,000	103
Direcional Engenharia SA	123,294	102
* Mills Estruturas e Servicos de Engenharia SA	153,778	96
Marisa Lojas SA	63,690	70
Tecnisa SA	117,100	69
* Gol Linhas Aereas Inteligentes SA Preference Shares	166,300	64
LPS Brasil Consultoria de Imoveis SA	66,806	44
Tegma Gestao Logistica	47,700	39
* JHSF Participacoes SA	115,871	36
* PDG Realty SA Empreendimentos e Participacoes	68,432	35
Cosan Logistica SA	133,600	17
* Minerva SA/Brazil Rights Exp. 02/25/2016	79,895	—
		17,792
Canada (10.8%)
Gildan Activewear Inc.	356,907	9,009
Open Text Corp.	180,417	8,827
Dollarama Inc.	160,987	8,638

Constellation Software Inc.	23,522	8,563
Onex Corp.	129,261	7,726
CCL Industries Inc. Class B	48,037	6,772
^ Keyera Corp.	246,400	6,754
Element Financial Corp.	559,724	5,901
H&R REIT	404,764	5,446
^ AltaGas Ltd.	215,035	5,032
Progressive Waste Solutions Ltd.	171,489	4,822
Industrial Alliance Insurance & Financial Services Inc.	146,697	4,355
^ Peyto Exploration & Development Corp.	201,555	4,335
Empire Co. Ltd.	228,840	4,326
CAE Inc.	397,179	4,148
WSP Global Inc.	144,038	4,139
^ PrairieSky Royalty Ltd.	273,243	3,889
Vermilion Energy Inc.	142,329	3,806
^ Canadian Apartment Properties REIT	173,126	3,696
^ Smart REIT	163,390	3,611
Methanex Corp.	135,058	3,600
^ DH Corp.	156,752	3,521
Cineplex Inc.	94,247	3,290
MacDonald Dettwiler & Associates Ltd.	52,808	3,281
^ Canadian REIT	107,523	3,151
Atco Ltd.	113,084	3,134
Quebecor Inc. Class B	122,675	3,109
West Fraser Timber Co. Ltd.	89,213	3,066
^ Stantec Inc.	124,158	3,026
* Detour Gold Corp.	246,659	3,000
Linamar Corp.	76,347	2,977
Ritchie Bros Auctioneers Inc.	129,796	2,963
* Kinross Gold Corp.	1,666,125	2,747
Allied Properties REIT	114,423	2,720
* Seven Generations Energy Ltd. Class A	236,370	2,659
^ Cominar REIT	240,975	2,563
Tahoe Resources Inc.	322,473	2,504
^ Veresen Inc.	418,902	2,386
Eldorado Gold Corp.	1,040,428	2,362
Yamana Gold Inc.	1,371,942	2,360
Algonquin Power & Utilities Corp.	286,917	2,355
Chartwell Retirement Residences	256,300	2,333
^ Whitecap Resources Inc.	421,827	2,307
^ Hudson's Bay Co.	185,245	2,288
* Lundin Mining Corp.	912,149	2,259
TransForce Inc.	149,483	2,241
^ Northland Power Inc.	157,569	2,187
^ Parkland Fuel Corp.	134,801	2,136
^ Home Capital Group Inc. Class B	101,682	2,087
Colliers International Group Inc.	47,735	2,074
Toromont Industries Ltd.	101,389	2,060
Gibson Energy Inc.	182,496	2,023
Capital Power Corp.	147,754	1,987
ShawCor Ltd.	90,112	1,946
Maple Leaf Foods Inc.	116,972	1,905
FirstService Corp.	49,622	1,895
^ Canadian Western Bank	115,419	1,892
Granite REIT	69,140	1,858
^ Boardwalk REIT	59,048	1,856
^ Dream Office REIT	161,378	1,855

	OceanaGold Corp.	890,993	1,838
	Stella-Jones Inc.	60,085	1,816
*	New Gold Inc.	730,528	1,799
*	Raging River Exploration Inc.	272,932	1,744
^	Artis REIT	201,722	1,739
^	Emera Inc.	53,626	1,710
^	First Capital Realty Inc.	127,559	1,705
^,* Amaya Inc.		157,587	1,686
^	Concordia Healthcare Corp.	60,792	1,661
	Aimia Inc.	246,886	1,650
*	Celestica Inc.	178,906	1,622
	TMX Group Ltd.	55,330	1,606
	Cott Corp.	156,294	1,603
*	NovaGold Resources Inc.	370,447	1,560
	North West Co. Inc.	71,559	1,559
^	Superior Plus Corp.	208,951	1,556
^	Jean Coutu Group PJC Inc. Class A	107,271	1,508
	RONA Inc.	168,521	1,480
	Laurentian Bank of Canada	43,240	1,472
	TransAlta Corp.	416,781	1,464
*	Parex Resources Inc.	220,178	1,451
	Precision Drilling Corp.	421,097	1,434
	Innergex Renewable Energy Inc.	168,999	1,414
	Pan American Silver Corp.	212,036	1,408
*	Advantage Oil & Gas Ltd.	255,853	1,397
	Osisko Gold Royalties Ltd.	135,830	1,381
	Manitoba Telecom Services Inc.	62,324	1,343
	Dominion Diamond Corp.	124,481	1,328
*	Canfor Corp.	117,788	1,318
^	Transcontinental Inc. Class A	99,729	1,313
^	Just Energy Group Inc.	188,712	1,254
	Alamos Gold Inc.	383,924	1,252
^	Mullen Group Ltd.	115,697	1,240
	Pason Systems Inc.	95,313	1,220
	Centerra Gold Inc.	243,034	1,107
^,* Torex Gold Resources Inc.		1,212,361	1,090
	Enerflex Ltd.	118,711	1,089
	Norbord Inc.	61,190	1,068
*	SEMAFO Inc.	417,089	1,042
^	Russel Metals Inc.	92,827	1,042
	Secure Energy Services Inc.	190,744	1,020
	Aecon Group Inc.	97,425	1,009
^	Genworth MI Canada Inc.	57,803	1,000
*	B2Gold Corp.	1,307,709	999
*	ATS Automation Tooling Systems Inc.	125,607	954
^	Enerplus Corp.	294,942	935
	Ensign Energy Services Inc.	193,143	914
^	Extendicare Inc.	137,190	901
*	Great Canadian Gaming Corp.	69,630	887
^	Corus Entertainment Inc. Class B	126,014	875
^	TORC Oil & Gas Ltd.	221,431	857
	Westshore Terminals Investment Corp.	90,259	845
	Dorel Industries Inc. Class B	41,686	820
^,* IAMGOLD Corp.		561,200	817
^	Northview Apartment REIT	66,020	810
	Nevsun Resources Ltd.	286,574	779
^,* Cogeco Communications Inc.		16,722	755

^	Canadian Energy Services & Technology Corp.	267,595	747
^,* Sierra Wireless Inc.		47,136	703
	Martinrea International Inc.	104,038	702
	Cascades Inc.	93,208	700
^,* First Majestic Silver Corp.		231,233	693
	HudBay Minerals Inc.	346,166	682
*	NuVista Energy Ltd.	212,231	682
*	Alacer Gold Corp.	411,439	640
^	Baytex Energy Corp.	302,223	639
*	Primero Mining Corp.	254,129	633
^	Pengrowth Energy Corp.	754,504	630
*	Pretium Resources Inc.	143,518	612
*	Crew Energy Inc.	215,301	593
*	Gran Tierra Energy Inc. (American Shares)	250,760	574
*	Silver Standard Resources Inc.	128,404	559
^,* Kelt Exploration Ltd.		201,074	557
*	Birchcliff Energy Ltd.	154,884	556
	Major Drilling Group International Inc.	145,424	554
^,* Athabasca Oil Corp.		518,393	548
	Canaccord Genuity Group Inc.	151,061	534
^	AutoCanada Inc.	37,379	530
^,* Avigilon Corp.		56,405	527
	InnVest REIT	141,938	522
*	China Gold International Resources Corp. Ltd.	369,300	517
^	Penn West Petroleum Ltd.	706,776	510
^	Bonterra Energy Corp.	43,990	509
^	Surge Energy Inc.	307,645	485
*	Gran Tierra Energy Inc. (Toronto Shares)	206,147	471
	Morguard REIT	49,774	466
	Trinidad Drilling Ltd.	332,635	465
^	AGF Management Ltd. Class B	129,018	434
^	Bonavista Energy Corp.	292,647	401
^,* DREAM Unlimited Corp. Class A		74,915	395
^	First National Financial Corp.	22,911	359
^,* Bellatrix Exploration Ltd.		280,863	345
^,* Denison Mines Corp.		639,682	292
^	Sprott Inc.	204,300	280
*	Trican Well Service Ltd.	213,691	258
^,* Pacific Exploration and Production Corp.		443,171	256
^,* Paramount Resources Ltd. Class A		74,741	245
^,* Trilogy Energy Corp.		95,759	242
*	Bankers Petroleum Ltd.	374,410	238
*	Dundee Corp. Class A	66,870	230
^	Black Diamond Group Ltd.	54,325	222
^	Sherritt International Corp.	435,365	218
*	Imperial Metals Corp.	63,763	207
^	Calfrac Well Services Ltd.	98,900	102
*	AuRico Metals Inc.	28,507	12
*	Great Basin Gold Ltd.	345,634	1
			309,181
Chile (0.3%)
	Vina Concha y Toro SA	817,869	1,298
	Parque Arauco SA	786,128	1,224
	SONDA SA	737,225	1,177
	E.CL SA	777,744	1,070
	Inversiones Aguas Metropolitanas SA	711,680	967
	Administradora de Fondos de Pensiones Habitat SA	531,646	628

	Ripley Corp. SA	1,297,730	513
	Inversiones La Construccion SA	48,262	481
*	Cia Sud Americana de Vapores SA	20,711,859	392
	Forus SA	130,471	290
	CAP SA	119,172	246
			8,286
China (2.9%)
^	Sunny Optical Technology Group Co. Ltd.	1,028,367	2,207
^	Tech Pro Technology Development Ltd.	7,249,804	1,915
^,* China Shanshui Cement Group Ltd.		1,968,757	1,592
*	Fullshare Holdings Ltd.	6,755,000	1,584
^	Tong Ren Tang Technologies Co. Ltd.	953,078	1,468
	Digital China Holdings Ltd.	1,368,671	1,419
	Skyworth Digital Holdings Ltd.	2,728,497	1,418
	Intime Retail Group Co. Ltd.	1,664,937	1,269
*	China High Speed Transmission Equipment Group Co. Ltd.	1,533,750	1,183
*	Future Land Holdings Co. Ltd. Class A	631,125	1,170
^	NetDragon Websoft Inc.	396,845	1,019
	PAX Global Technology Ltd.	991,130	1,005
^	Kingdee International Software Group Co. Ltd.	2,841,460	994
2	Cosmo Lady China Holdings Co. Ltd.	1,031,131	928
2	Fu Shou Yuan International Group Ltd.	1,252,000	901
	Hangzhou Steam Turbine Co. Ltd. Class B	432,612	889
*	Hybrid Kinetic Group Ltd.	25,014,000	877
^	CT Environmental Group Ltd.	2,985,760	867
^,* SMI Holdings Group Ltd.		8,220,000	854
^	Sinopec Kantons Holdings Ltd.	1,593,962	830
^	Greatview Aseptic Packaging Co. Ltd.	1,959,000	822
^	Tibet 5100 Water Resources Holdings Ltd.	2,392,006	790
	Xinhua Winshare Publishing and Media Co. Ltd.	934,800	753
^	CIFI Holdings Group Co. Ltd.	3,942,000	747
^,* Chinasoft International Ltd.		2,106,240	741
^	West China Cement Ltd.	3,558,800	734
	Central China Securities Co. Ltd.	1,799,523	727
^,* Tianneng Power International Ltd.		960,000	718
^	Bank of Chongqing Co. Ltd.	901,000	705
	China Lesso Group Holdings Ltd.	1,278,772	696
^	Boer Power Holdings Ltd.	385,000	672
^	Baoxin Auto Group Ltd.	1,175,500	671
	Beijing Capital Land Ltd.	1,790,000	671
^	Hua Han Health Industry Holdings Ltd.	6,515,183	661
	Wuxi Little Swan Co. Ltd. Class B	284,041	659
^,* Carnival Group International Holdings Ltd.		4,370,000	653
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	1,736,217	642
^,* China Lumena New Materials Corp.		3,950,000	635
*	Coolpad Group Ltd.	4,019,956	615
^	China Modern Dairy Holdings Ltd.	3,188,000	585
^	China Shineway Pharmaceutical Group Ltd.	499,000	573
	C C Land Holdings Ltd.	1,810,000	564
	XTEP International Holdings Ltd.	1,247,379	559
	China ZhengTong Auto Services Holdings Ltd.	1,506,000	559
^	Dah Chong Hong Holdings Ltd.	1,459,988	555
*,2 Cogobuy Group		506,000	553
^	Phoenix Satellite Television Holdings Ltd.	2,755,783	552
	Shandong Airlines Co. Ltd. Class B	214,700	547
*	China Datang Corp. Renewable Power Co. Ltd.	4,706,393	536
*	BYD Electronic International Co. Ltd.	1,256,411	531

	China Water Affairs Group Ltd.	1,226,800	523
	Yuexiu Transport Infrastructure Ltd.	894,000	522
*	National Agricultural Holdings Ltd.	1,512,000	521
^	SSY Group Ltd.	1,985,324	517
^,* Leyou Technologies Holdings Ltd.		3,560,000	508
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	606,200	504
^	Phoenix Healthcare Group Co. Ltd.	574,841	497
	Luthai Textile Co. Ltd. Class B	371,532	495
^	China Overseas Grand Oceans Group Ltd.	1,423,000	486
	Livzon Pharmaceutical Group Inc.	106,410	480
^	China Power New Energy Development Co. Ltd.	6,140,000	471
^	Logan Property Holdings Co. Ltd.	1,517,468	452
*	Kama Co. Ltd. Class B	401,200	450
	China Soft Power Technology Holdings Ltd.	9,338,000	440
*	China Oil & Gas Group Ltd.	7,548,000	435
	COSCO International Holdings Ltd.	826,000	430
^,* Chaowei Power Holdings Ltd.		723,000	429
	Wasion Group Holdings Ltd.	691,046	429
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	229,100	424
	Yuzhou Properties Co. Ltd.	1,818,000	422
^	Fufeng Group Ltd.	1,296,360	415
^	Sinotrans Shipping Ltd.	2,633,190	413
^,* Lifetech Scientific Corp.		2,398,058	409
	Ajisen China Holdings Ltd.	1,007,408	408
^,* Hi Sun Technology China Ltd.		2,743,115	405
	Huangshan Tourism Development Co. Ltd. Class B	223,800	405
^,* China Metal Recycling Holdings Ltd.		332,400	403
^,* AVIC International Holding HK Ltd.		5,000,000	397
*,2 Ozner Water International Holding Ltd.		1,753,000	396
	Guorui Properties Ltd.	1,083,000	391
	Dongyue Group Ltd.	2,027,000	391
^	China SCE Property Holdings Ltd.	1,812,000	390
^	China All Access Holdings Ltd.	1,132,000	389
	Shanghai Diesel Engine Co. Ltd. Class B	482,300	388
	Lonking Holdings Ltd.	2,943,313	381
*	Sinosoft Technology Group Ltd.	820,000	379
	V1 Group Ltd.	7,363,484	377
*	Glorious Property Holdings Ltd.	3,601,000	377
^	Wisdom Sports Group	694,000	375
^	Peak Sport Products Co. Ltd.	1,457,756	370
^	Dawnrays Pharmaceutical Holdings Ltd.	544,000	370
^	Dongjiang Environmental Co. Ltd.	297,000	370
^	Yashili International Holdings Ltd.	1,634,000	369
*	Sinolink Worldwide Holdings Ltd.	3,052,000	365
^,*,2 Hua Hong Semiconductor Ltd.		471,000	363
^,* China Electronics Corp. Holdings Co. Ltd.		1,202,000	359
^	Vinda International Holdings Ltd.	220,873	358
*	China Huiyuan Juice Group Ltd.	959,000	350
^,* China Water Industry Group Ltd.		1,844,000	343
	Concord New Energy Group Ltd.	7,780,000	343
^	China Suntien Green Energy Corp. Ltd.	2,960,630	334
	China Fangda Group Co. Ltd. Class B	436,800	333
^	TCL Multimedia Technology Holdings Ltd.	615,842	331
^,* China Tian Lun Gas Holdings Ltd.		427,500	329
^	First Tractor Co. Ltd.	612,954	326
^	Powerlong Real Estate Holdings Ltd.	1,811,000	324
*	Zhonglu Co. Ltd. Class B	120,500	318

	China Lilang Ltd.	553,000	318
*	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	400,000	316
^	361 Degrees International Ltd.	965,000	315
^	Shanghai Industrial Urban Development Group Ltd.	1,788,000	314
^	CPMC Holdings Ltd.	606,000	308
^,* China Chengtong Development Group Ltd.		4,180,000	304
*	Shang Gong Group Co. Ltd. Class B	286,100	304
	Hubei Sanonda Co. Ltd. Class B	344,400	302
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	762,395	299
^	China Singyes Solar Technologies Holdings Ltd.	624,375	298
^	Poly Culture Group Corp. Ltd.	128,914	298
	Shanghai Highly Group Co. Ltd. Class B	354,300	298
	Tianjin Port Development Holdings Ltd.	2,123,976	295
*	China Minsheng Drawin Technology Group Ltd.	5,460,000	294
*	Enerchina Holdings Ltd.	6,537,000	294
^	Hengdeli Holdings Ltd.	2,697,765	289
	Eastern Communications Co. Ltd. Class B	396,650	283
	Weiqiao Textile Co.	632,000	282
*	Shanghai Potevio Co. Ltd. Class B	165,700	276
*	EverChina International Holdings Co. Ltd.	7,695,000	274
	Xingda International Holdings Ltd.	1,468,000	272
	Tianjin Development Holdings Ltd.	560,000	269
^,* Greenland Hong Kong Holdings Ltd.		944,000	268
*	Colour Life Services Group Co. Ltd.	404,000	268
	Guangdong Provincial Expressway Development Co. Ltd. Class B	537,400	266
	Capital Environment Holdings Ltd.	6,830,000	266
	Qingling Motors Co. Ltd.	932,929	257
^,* Lianhua Supermarket Holdings Co. Ltd.		770,000	252
^,* PW Medtech Group Ltd.		1,151,000	246
^	Texhong Textile Group Ltd.	369,000	240
^,* Loudong General Nice Resources China Holdings Ltd.		2,715,000	232
	China Merchants Land Ltd.	1,636,000	228
*	Mingfa Group International Co. Ltd.	929,430	228
^,* China Public Procurement Ltd.		11,828,000	226
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	349,900	225
	Shenguan Holdings Group Ltd.	2,010,000	221
	Landing International Development Ltd.	15,142,135	215
	Fantasia Holdings Group Co. Ltd.	1,986,000	215
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	236,200	212
	Xiamen International Port Co. Ltd.	1,177,000	208
*,2 Beijing Urban Construction Design & Development Group Co. Ltd.		394,000	205
^,* China Precious Metal Resources Holdings Co. Ltd.		6,172,936	204
*	INESA Electron Co. Ltd. Class B	268,933	200
^	Welling Holding Ltd.	1,203,600	197
*	MIE Holdings Corp.	1,834,000	196
	Comba Telecom Systems Holdings Ltd.	1,276,661	195
	HNA Infrastructure Company Ltd.	166,000	193
^	Universal Health International Group Holding Ltd.	1,530,000	192
*	SRE Group Ltd.	4,930,302	189
*	O-Net Technologies Group Ltd.	756,000	188
	Huaxin Cement Co. Ltd. Class B	277,760	186
*	Launch Tech Co. Ltd.	200,500	183
	Skyway Securities Group Ltd.	9,699,452	178
*	NVC Lighting Holding Ltd.	1,626,088	174
	Chongqing Machinery & Electric Co. Ltd.	1,612,000	172
	Foshan Huaxin Packaging Co. Ltd. Class B	135,000	164
^	Maoye International Holdings Ltd.	1,501,459	163

^,* North Mining Shares Co. Ltd.		13,573,200	160
^	Tiangong International Co. Ltd.	2,289,478	154
*,2 Kangda International Environmental Co. Ltd.		827,111	154
^	Changshouhua Food Co. Ltd.	326,000	147
^,* China Dynamics Holdings Ltd.		4,458,752	145
*	Chongqing Iron & Steel Co. Ltd.	1,125,500	143
^	China Fiber Optic Network System Group Ltd.	2,215,200	139
^	Hilong Holding Ltd.	1,120,000	139
^	Hydoo International Holding Ltd.	1,208,000	133
*	Anxin-China Holdings Ltd.	2,621,200	130
*	Shougang Concord International Enterprises Co. Ltd.	4,959,116	129
	Yuanda China Holdings Ltd.	2,880,000	114
	Minmetals Land Ltd.	1,184,000	111
*	China Rare Earth Holdings Ltd.	1,872,548	111
	Changchai Co. Ltd. Class B	179,100	110
	Hefei Meiling Co. Ltd. Class B	184,160	109
*	Boshiwa International Holding Ltd.	469,000	101
*	Chengde Nanjiang Co. Ltd. Class B	271,700	101
	Shenzhen Chiwan Petroleum Class B	47,000	100
^	Real Nutriceutical Group Ltd.	1,018,000	93
^,* Daphne International Holdings Ltd.		671,996	91
	Fiyta Holdings Ltd. Class B	73,309	73
*	Xinjiang Xinxin Mining Industry Co. Ltd.	844,000	71
^	China Resources and Transportation Group Ltd.	5,981,300	67
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	45,840	64
*	China High Precision Automation Group Ltd.	401,000	63
	Dalian Refrigeration Co. Ltd. Class B	57,600	60
*	Winsway Enterprises Holdings Ltd.	3,198,870	60
*	China Automation Group Ltd.	566,670	58
*	China ITS Holdings Co. Ltd.	531,000	41
*	Global Bio-Chem Technology Group Co. Ltd.	1,678,000	37
*	Real Gold Mining Ltd.	239,476	26
*	China Vanadium Titano - Magnetite Mining Co. Ltd.	742,000	22
^,* Hidili Industry International Development Ltd.		815,000	15
*	Chigo Holding Ltd.	1,038,000	13
*	Wanda Hotel Development Co. Ltd.	88,053	9
*	Coolpad Group Ltd. Rights Exp. 03/02/2016	602,993	6
			84,247
Colombia (0.1%)
	Banco Davivienda SA Preference Shares	151,914	1,072
	Celsia SA ESP	503,707	469
	Avianca Holdings SA Preference Shares	564,133	265
			1,806
Czech Republic (0.0%)
	Philip Morris CR AS	697	363

Denmark (1.1%)
	GN Store Nord A/S	234,311	4,387
	Sydbank A/S	110,907	3,238
*	Topdanmark A/S	112,310	2,854
	SimCorp A/S	53,448	2,622
^	FLSmidth & Co. A/S	71,556	2,510
*	Royal Unibrew A/S	59,780	2,506
	NKT Holding A/S	36,322	2,019
*	Dfds A/S	45,005	1,597
	Rockwool International A/S Class B	9,390	1,423

	ALK-Abello A/S	8,786	1,216
*	Bavarian Nordic A/S	27,944	1,172
	Matas A/S	58,237	1,101
	Spar Nord Bank A/S	128,728	1,059
^	Ambu A/S Class B	34,131	1,059
	Schouw & Co.	16,893	998
	Alm Brand A/S	90,615	607
^,* Bang & Olufsen A/S		42,015	443
	Solar A/S Class B	7,325	414
^,* D/S Norden A/S		8,002	107
*	Genmab A/S	1	—
*	OW Bunker A/S	24,023	—
			31,332
Egypt (0.2%)
*	Medinet Nasr Housing	191,847	613
	Egypt Kuwait Holding Co. SAE	1,169,946	577
*	Palm Hills Developments SAE	1,522,888	429
*	Six of October Development & Investment	431,946	413
*	Pioneers Holding for Financial Investments SAE	405,621	376
	Heliopolis Housing	55,303	309
*	Orascom Telecom Media And Technology Holding SAE	3,908,783	291
*	Ezz Steel	277,384	263
	Oriental Weavers	298,624	258
*	Arab Cotton Ginning	444,362	159
*	South Valley Cement	250,000	126
*	Egyptian Resorts Co.	1,289,451	119
*	Maridive & Oil Services SAE	356,111	93
*	Amer Group Holding	1,525,662	79
*	Citadel Capital SAE	425,000	73
*	Porto Holding SAE	1,525,662	64
*	Abu Dhabi Islamic Bank	53,172	29
*	Nile Cotton Ginning	31,192	26
			4,297
Finland (1.2%)
	Huhtamaki Oyj	153,296	5,419
	Amer Sports Oyj	173,557	4,751
	Tieto Oyj	105,402	2,838
	Metsa Board Oyj	316,474	2,117
	Konecranes Oyj	86,725	1,925
	Valmet Oyj	191,342	1,902
	Cargotec Oyj Class B	58,040	1,850
	Caverion Corp.	188,428	1,795
	Sponda Oyj	372,847	1,525
	Citycon Oyj	584,622	1,395
	Uponor Oyj	87,672	1,349
	Kemira Oyj	116,536	1,320
^	Outotec Oyj	276,968	1,088
^	YIT Oyj	196,448	1,047
	Raisio Oyj	180,330	805
*	Oriola-KD Oyj	172,810	786
	Ramirent Oyj	114,494	765
^,* Outokumpu Oyj		302,564	744
^	Sanoma Oyj	144,670	668
	Cramo Oyj	31,253	601
*	Finnair Oyj	77,235	414
	F-Secure Oyj	118,532	324

^,* Stockmann OYJ Abp Class B		32,328	248
			35,676
France (3.1%)
	Teleperformance	84,556	7,045
2	Euronext NV	101,672	4,929
	Orpea	61,559	4,873
2	Elior	204,634	4,112
	Eurofins Scientific SE	12,231	4,013
	Rubis SCA	50,286	3,762
*	UBISOFT Entertainment	136,692	3,755
	Technicolor SA	491,482	3,493
	Plastic Omnium SA	81,866	2,673
	Nexity SA	53,739	2,432
	Altran Technologies SA	183,391	2,316
	Sartorius Stedim Biotech	5,744	2,095
	Sopra Steria Group	18,539	2,010
	Korian SA	58,817	1,990
	Alten SA	35,195	1,981
*	Nexans SA	48,898	1,873
	Havas SA	230,492	1,837
^,* Air France-KLM		213,641	1,715
	Elis SA	97,169	1,698
	Metropole Television SA	101,511	1,618
*	DBV Technologies SA	31,306	1,591
*	SPIE SA	82,816	1,465
	Mercialys SA	65,637	1,340
	Vicat SA	23,827	1,287
	Virbac SA	6,959	1,278
	Neopost SA	51,887	1,242
*,2 Europcar Groupe SA		107,967	1,228
	IPSOS	54,683	1,121
	Saft Groupe SA	41,536	1,086
	Faiveley Transport SA	10,203	1,017
	Gaztransport Et Technigaz SA	27,095	1,013
^,* Genfit		30,703	975
	Coface SA	117,906	967
	Trigano SA	12,960	818
^,* CGG SA		957,256	803
*	Groupe Fnac SA	13,848	794
	Tarkett SA	26,616	707
*	GameLoft SE	122,802	674
*	Parrot SA	29,850	669
^,* Etablissements Maurel et Prom		218,720	653
	LISI	26,445	648
^	Bourbon SA	45,897	598
	Vilmorin & Cie SA	8,414	595
	Boiron SA	7,420	559
^	Rallye SA	36,181	554
	Guerbet	6,643	545
	FFP	8,155	528
	Bonduelle SCA	20,101	523
*	Derichebourg SA	142,793	452
*	Euro Disney SCA	316,520	450
	Assystem	13,611	330
^,* Eramet		13,933	303
	Jacquet Metal Service	18,428	250
	Haulotte Group SA	16,624	249

	Mersen	16,517	240
*	Esso SA Francaise	4,789	229
	GL Events	11,575	202
^	Solocal Group	28,223	191
	Albioma SA	11,750	165
	Manitou BF SA	9,233	165
*	Stallergenes Greer plc	4,717	141
	Albioma SA Loyalty Line	8,890	125
	Union Financiere de France BQE SA	3,200	81
			89,071
Germany (4.1%)
	LEG Immobilien AG	92,358	7,497
	Freenet AG	156,208	4,858
	KION Group AG	96,531	4,765
	Rheinmetall AG	62,759	4,484
	Gerresheimer AG	46,185	3,281
*	Dialog Semiconductor plc	106,231	3,250
	Sartorius AG Preference Shares	12,566	3,232
	STADA Arzneimittel AG	89,355	3,096
*	Nordex SE	94,668	3,068
^	KUKA AG	38,184	2,936
	Deutsche EuroShop AG	67,298	2,878
	Aurubis AG	67,191	2,739
	Rational AG	5,909	2,650
	Drillisch AG	59,380	2,443
	Aareal Bank AG	85,950	2,352
	Norma Group SE	46,854	2,347
	Software AG	68,617	2,321
	Krones AG	20,599	2,221
	DMG Mori AG	53,623	2,144
*	GRENKELEASING AG	10,935	2,104
^	Bilfinger SE	46,563	2,055
	Jungheinrich AG Preference Shares	25,236	2,014
	alstria office REIT-AG	159,455	1,991
*	Wincor Nixdorf AG	38,352	1,945
^	Stroeer SE	32,990	1,941
^	TAG Immobilien AG	162,509	1,913
	CTS Eventim AG & Co. KGaA	49,816	1,833
	RHOEN-KLINIKUM AG	62,811	1,824
*	MorphoSys AG	36,906	1,756
	Leoni AG	47,321	1,652
*,2 Deutsche Pfandbriefbank AG		148,489	1,535
	Bechtle AG	17,104	1,510
*	PATRIZIA Immobilien AG	58,110	1,486
	Duerr AG	20,819	1,410
	Pfeiffer Vacuum Technology AG	15,258	1,406
	CompuGroup Medical AG	34,593	1,391
	Indus Holding AG	28,752	1,313
	Salzgitter AG	60,766	1,298
^	Kloeckner & Co. SE	148,156	1,284
	Nemetschek AG	25,852	1,187
	ElringKlinger AG	41,976	1,062
	Sixt SE	20,923	972
	KWS Saat SE	3,432	955
	Jenoptik AG	69,210	933
	Takkt AG	48,867	907
	Sixt SE Preference Shares	23,906	890

^,* SGL Carbon SE		86,786	886
*	Vossloh AG	14,392	825
	Bertrandt AG	7,368	816
	Puma SE	3,919	792
	BRAAS Monier Building Group SA	32,162	788
^,* SMA Solar Technology AG		15,852	783
^	BayWa AG	25,402	744
	Draegerwerk AG & Co. KGaA Preference Shares	11,089	740
	Carl Zeiss Meditec AG	24,763	732
^,* Heidelberger Druckmaschinen AG		333,517	662
^	Gerry Weber International AG	38,801	519
^,* AIXTRON SE		137,402	497
	DIC Asset AG	49,387	480
	Wacker Neuson SE	32,939	466
	Deutz AG	141,669	461
	comdirect bank AG	39,593	435
	Hamburger Hafen und Logistik AG	29,543	411
	Deutsche Beteiligungs AG	13,381	399
	Biotest AG Preference Shares	27,969	370
*	Hornbach Baumarkt AG	11,019	307
	Draegerwerk AG & Co. KGaA	4,664	285
	Bauer AG	15,649	240
*	H&R AG	22,324	215
	Biotest AG	7,464	122
*	CropEnergies AG	10,226	46
			116,150
Greece (0.4%)
	Eurobank Ergasias SA	2,592,592	2,156
*	JUMBO SA	141,309	1,501
	Titan Cement Co. SA	70,951	1,368
	Motor Oil Hellas Corinth Refineries SA	91,602	987
	FF Group	52,432	824
	Public Power Corp. SA	161,743	616
	Hellenic Exchanges SA	101,888	499
	Mytilineos Holdings SA	140,575	489
*	Hellenic Petroleum SA	102,506	433
	Grivalia Properties REIC AE	51,080	393
	Athens Water Supply & Sewage Co. SA	65,813	333
	Metka SA	37,574	285
*	Ellaktor SA	214,567	277
*	TT Hellenic Postbank SA	44,448	8
			10,169
Hong Kong (1.8%)
	Fortune REIT (Hong Kong Shares)	1,789,000	1,820
	Minth Group Ltd.	848,219	1,553
	Stella International Holdings Ltd.	627,591	1,506
^	Value Partners Group Ltd.	1,577,498	1,435
	HKBN Ltd.	1,081,449	1,383
^	NagaCorp Ltd.	2,122,228	1,296
	Man Wah Holdings Ltd.	1,122,000	1,219
	Pacific Textiles Holdings Ltd.	762,000	1,111
	Nexteer Automotive Group Ltd.	992,640	1,028
^	Town Health International Medical Group Ltd.	5,469,685	1,020
	SITC International Holdings Co. Ltd.	2,077,670	964
^	Luk Fook Holdings International Ltd.	515,000	954
^	SmarTone Telecommunications Holdings Ltd.	600,730	932

^,* KuangChi Science Ltd.		2,497,000	907
	G-Resources Group Ltd.	39,037,190	900
	Giordano International Ltd.	2,061,735	824
^	REXLot Holdings Ltd.	13,611,848	770
*	Freeman Financial Corp. Ltd.	13,580,000	754
	Yuexiu REIT	1,481,800	752
*	Tongda Group Holdings Ltd.	4,650,000	745
^,* Superb Summit International Group Ltd.		3,957,346	743
	CITIC Telecom International Holdings Ltd.	2,098,004	727
^,* China Financial International Investments Ltd.		6,758,000	721
^	Sunlight REIT	1,458,000	693
^,* FDG Electric Vehicles Ltd.		16,108,885	690
^,* China Harmony New Energy Auto Holding Ltd.		1,069,000	679
	Yingde Gases Group Co. Ltd.	1,714,000	651
	K Wah International Holdings Ltd.	1,733,000	619
^,* China LNG Group Ltd.		22,800,000	617
^,* Goodbaby International Holdings Ltd.		1,431,000	610
^	Chow Sang Sang Holdings International Ltd.	393,565	590
	Ju Teng International Holdings Ltd.	1,451,002	572
^	TCL Communication Technology Holdings Ltd.	762,092	568
	Prosperity REIT	1,566,000	549
	Pacific Basin Shipping Ltd.	2,914,766	532
	Beijing Enterprises Medical & Health Group Ltd.	7,206,000	504
^	NewOcean Energy Holdings Ltd.	1,392,000	472
^	Truly International Holdings Ltd.	2,037,000	463
	Dynam Japan Holdings Co. Ltd.	388,000	445
^	Sun Hung Kai & Co. Ltd.	758,000	443
	Far East Consortium International Ltd.	1,379,858	442
*	Kong Sun Holdings Ltd.	6,075,000	441
	Chong Hing Bank Ltd.	235,000	439
^,* TOM Group Ltd.		2,067,016	438
^,* United Photovoltaics Group Ltd.		5,716,645	424
^,* MMG Ltd.		2,295,127	423
*	Mason Financial Holdings Ltd.	11,759,077	419
^,* Sino Oil And Gas Holdings Ltd.		16,505,000	407
	APT Satellite Holdings Ltd.	558,500	407
*	Canvest Environmental Protection Group Co. Ltd.	1,010,000	402
*	Mei Ah Entertainment Group Ltd.	4,700,000	396
^,* Gemdale Properties & Investment Corp. Ltd.		7,434,000	395
^,* China Smarter Energy Group Holdings Ltd.		3,365,429	389
^	Springland International Holdings Ltd.	1,849,000	359
*	Emperor Capital Group Ltd.	4,397,860	352
	HKR International Ltd.	825,600	349
^,* HC International Inc.		750,000	349
^	China LotSynergy Holdings Ltd.	9,656,865	333
*	Louis XIII Holdings Ltd.	1,203,040	332
	Spring REIT	906,762	328
^	GCL New Energy Holdings Ltd.	6,411,541	316
	Road King Infrastructure Ltd.	394,346	315
^	Lee's Pharmaceutical Holdings Ltd.	329,000	304
*	CST Mining Group Ltd.	30,344,000	301
*	Peace Map Holding Ltd.	8,359,788	300
^,* China Ocean Shipbuilding Industry Group Ltd.		13,370,000	294
	AMVIG Holdings Ltd.	764,000	286
^	China Aerospace International Holdings Ltd.	2,520,000	285
^,* Technovator International Ltd.		626,000	283
	Fortune REIT (Singapore Shares)	276,589	278

^	China Silver Group Ltd.	1,334,000	278
	Varitronix International Ltd.	386,000	274
	New Sports Group Ltd.	13,910,000	273
^,* Summit Ascent Holdings Ltd.		1,136,000	269
^	TCC International Holdings Ltd.	1,804,500	264
^	China Beidahuang Industry Group Holdings Ltd. Class A	3,936,000	254
	EVA Precision Industrial Holdings Ltd.	1,726,000	248
^,* Midland Holdings Ltd.		722,000	241
*,2 CGN New Energy Holdings Co. Ltd.		1,580,000	235
^,* Sincere Watch Hong Kong Ltd.		3,500,000	231
*	United Laboratories International Holdings Ltd.	602,500	229
^	Parkson Retail Group Ltd.	1,969,500	227
^	Lai Sun Development Co. Ltd.	18,127,500	225
*	Microport Scientific Corp.	457,000	217
	Regal Hotels International Holdings Ltd.	414,000	208
^	Trinity Ltd.	1,746,000	208
^,* Xinchen China Power Holdings Ltd.		1,345,000	204
	Liu Chong Hing Investment Ltd.	178,000	193
^	Shenwan Hongyuan HK Ltd.	470,000	186
*	Yanchang Petroleum International Ltd.	7,630,000	178
	Singamas Container Holdings Ltd.	1,917,960	176
^,* Suncorp Technologies Ltd.		16,990,000	168
^,* SOCAM Development Ltd.		290,725	160
^,* Haier Healthwise Holdings Ltd.		3,914,000	153
^,* Winshine Entertainment & Media Holding Co. Ltd.		2,724,000	149
*	Silver Base Group Holdings Ltd.	1,234,475	148
^,* Auto Italia Holdings		5,398,702	140
*	Neo-Neon Holdings Ltd.	946,880	129
^,* Anton Oilfield Services Group		1,487,298	128
	Polytec Asset Holdings Ltd.	1,440,000	126
^,* Honghua Group Ltd.		2,713,000	126
^	Inspur International Ltd.	736,000	123
	Henderson Investment Ltd.	1,405,000	112
	New World Department Store China Ltd.	846,966	111
^,* New Focus Auto Tech Holdings Ltd.		2,223,482	105
	IT Ltd.	412,000	100
	TPV Technology Ltd.	876,000	98
*	Sunshine Oilsands Ltd.	1,555,000	96
	Emperor Watch & Jewellery Ltd.	4,230,000	86
^,* SPT Energy Group Inc.		1,023,000	81
*	PetroAsian Energy Holdings Ltd.	3,380,000	78
	GT Group Holdings Ltd.	1,123,902	76
	Yip's Chemical Holdings Ltd.	272,000	76
*	L'sea Resources International Holdings Ltd.	2,134,131	70
*	Hong Kong Television Network Ltd.	405,000	63
*	Portico International Holdings Ltd.	168,000	51
*	Newtree Group Holdings Ltd.	113,625	34
*	China Household Holdings Ltd.	2,920,000	33
^,* Hang Fat Ginseng Holdings Co. Ltd.		7,340,000	32
	Oriental Press Group	262,000	28
	Heng Tai Consumables Group Ltd.	422,024	18
*	Skyway Securities Group Ltd. Warrants Exp. 2/11/2017	1,939,890	10
			52,273
India (2.5%)
	Indiabulls Housing Finance Ltd.	484,495	5,082
	Apollo Hospitals Enterprise Ltd.	117,237	2,555
	Rajesh Exports Ltd.	214,147	2,299

Mindtree Ltd.	103,078	2,241
Havells India Ltd.	386,536	1,698
Page Industries Ltd.	7,048	1,261
Max India Ltd.	196,085	1,215
* SKS Microfinance Ltd.	147,078	1,164
Strides Shasun Ltd.	66,188	1,146
* Suzlon Energy Ltd.	3,515,313	1,063
Petronet LNG Ltd.	284,941	1,036
Vakrangee Ltd.	379,739	1,024
Berger Paints India Ltd.	247,792	977
Arvind Ltd.	199,925	969
Jubilant Foodworks Ltd.	51,024	962
CRISIL Ltd.	35,066	954
Federal Bank Ltd.	1,281,574	877
* Blue Dart Express Ltd.	9,217	857
Info Edge India Ltd.	71,070	836
TVS Motor Co. Ltd.	180,609	783
MRF Ltd.	1,479	779
* Gujarat Pipavav Port Ltd.	325,171	778
Amara Raja Batteries Ltd.	61,432	763
Kajaria Ceramics Ltd.	52,767	760
Apollo Tyres Ltd.	344,177	753
PI Industries Ltd.	77,434	747
* Indian Hotels Co. Ltd.	446,575	740
Gillette India Ltd.	11,134	739
Sundaram Finance Ltd.	36,139	727
Dewan Housing Finance Corp. Ltd.	265,460	725
IRB Infrastructure Developers Ltd.	196,524	712
Cyient Ltd.	105,738	685
CESC Ltd.	101,500	679
AIA Engineering Ltd.	55,655	676
eClerx Services Ltd.	32,406	676
Voltas Ltd.	155,859	663
Bayer CropScience Ltd.	13,180	657
Ajanta Pharma Ltd.	34,347	648
NCC Ltd.	664,683	640
Just Dial Ltd.	70,217	634
Alembic Pharmaceuticals Ltd.	68,511	628
WABCO India Ltd.	7,184	600
Hexaware Technologies Ltd.	175,454	600
Credit Analysis & Research Ltd.	33,129	591
Alstom T&D India Ltd.	88,446	587
Persistent Systems Ltd.	58,717	576
* Sun Pharma Advanced Research Co. Ltd.	124,003	575
Balkrishna Industries Ltd.	63,190	569
Thermax Ltd.	45,350	562
L&T Finance Holdings Ltd.	646,187	559
* Dish TV India Ltd.	412,232	558
* Abbott India Ltd.	7,361	551
Biocon Ltd.	75,745	549
Sadbhav Engineering Ltd.	118,656	540
Sintex Industries Ltd.	455,878	536
Pfizer Ltd.	15,848	524
KPIT Technologies Ltd.	243,466	517
GRUH Finance Ltd.	132,631	515
Indraprastha Gas Ltd.	59,265	491
Repco Home Finance Ltd.	51,109	488

Redington India Ltd.	312,258	479
Ramco Cements Ltd.	83,231	479
Muthoot Finance Ltd.	159,867	456
* Whirlpool of India Ltd.	50,990	446
Cox & Kings Ltd.	131,140	442
Gateway Distriparks Ltd.	97,891	438
Karur Vysya Bank Ltd.	66,045	438
* Fortis Healthcare Ltd.	160,355	425
* Housing Development & Infrastructure Ltd.	386,498	422
Gujarat Gas Ltd.	49,242	419
Bajaj Corp. Ltd.	72,242	409
Tata Global Beverages Ltd.	218,339	409
Gujarat State Petronet Ltd.	193,931	400
Oberoi Realty Ltd.	110,395	398
* Balrampur Chini Mills Ltd.	290,118	383
National Aluminium Co. Ltd.	702,977	360
Ipca Laboratories Ltd.	34,695	344
VA Tech Wabag Ltd.	39,337	343
Prestige Estates Projects Ltd.	124,025	340
IFCI Ltd.	1,013,175	337
Jain Irrigation Systems Ltd.	352,143	334
* Jet Airways India Ltd.	35,377	317
Jammu & Kashmir Bank Ltd.	297,538	315
Engineers India Ltd.	107,676	307
Welspun Corp. Ltd.	203,488	302
Gujarat Fluorochemicals Ltd.	39,837	282
Polaris Consulting & Services Ltd.	88,447	281
Srei Infrastructure Finance Ltd.	302,271	278
Coromandel International Ltd.	109,756	274
* Bajaj Hindusthan Sugar Ltd.	1,088,061	272
* Indiabulls Real Estate Ltd.	326,133	269
Alstom India Ltd.	28,303	268
* Hathway Cable & Datacom Ltd.	471,255	266
Central Bank of India	285,025	263
Multi Commodity Exchange of India Ltd.	20,280	257
Century Textiles & Industries Ltd.	32,612	255
PTC India Ltd.	266,177	254
* India Cements Ltd.	176,674	247
* Shipping Corp. of India Ltd.	199,415	243
Videocon Industries Ltd.	140,166	235
Sobha Ltd.	54,471	233
Future Retail Ltd.	110,904	232
Syndicate Bank	224,377	224
Karnataka Bank Ltd.	149,626	219
* Hindustan Construction Co. Ltd.	668,060	218
Kaveri Seed Co. Ltd.	43,858	210
* Jaiprakash Associates Ltd.	1,579,998	209
South Indian Bank Ltd.	753,626	206
Jindal Saw Ltd.	272,321	202
* DEN Networks Ltd.	148,069	185
McLeod Russel India Ltd.	76,709	176
Rolta India Ltd.	141,036	176
Andhra Bank	227,254	176
* Unitech Ltd.	1,963,767	165
Indian Bank	114,039	154
Gujarat Mineral Development Corp. Ltd.	159,344	146
Raymond Ltd.	20,579	125

Allahabad Bank	156,752	125
Radico Khaitan Ltd.	72,936	123
Chambal Fertilizers and Chemicals Ltd.	133,715	114
* Amtek Auto Ltd.	197,339	110
UCO Bank	201,120	110
* Indian Overseas Bank	281,582	105
Vijaya Bank	216,248	100
Gujarat State Fertilizers & Chemicals Ltd.	82,282	85
* Shree Renuka Sugars Ltd.	360,673	66
* Punj Lloyd Ltd.	166,563	64
* Nagarjuna Fertilizers & Chemicals Ltd.	233,445	39
* Castex Technologies Ltd.	147,817	24
* Chennai Super Kings Cricket Ltd.	176,674	—
* Arvind Infrastructure Ltd.	19,638	—
		72,303
Indonesia (0.6%)
Lippo Karawaci Tbk PT	29,566,818	2,275
Summarecon Agung Tbk PT	16,443,768	1,753
Ciputra Development Tbk PT	16,481,258	1,536
Bumi Serpong Damai Tbk PT	11,357,749	1,446
AKR Corporindo Tbk PT	2,663,300	1,430
Pakuwon Jati Tbk PT	31,881,534	1,050
Waskita Karya Persero Tbk PT	6,021,879	765
Ace Hardware Indonesia Tbk PT	11,593,700	677
Matahari Putra Prima Tbk PT	4,443,400	545
Bank Tabungan Negara Persero Tbk PT	5,352,170	535
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	4,965,215	520
Wijaya Karya Persero Tbk PT	2,502,900	513
MNC Investama Tbk PT	44,196,730	419
Alam Sutera Realty Tbk PT	17,017,691	401
* Link Net Tbk PT	1,449,300	349
* Mitra Adiperkasa Tbk PT	1,081,300	296
* Aneka Tambang Persero Tbk PT	12,140,519	293
Wijaya Karya Beton Tbk PT	3,560,995	258
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,888,700	247
Surya Semesta Internusa Tbk PT	4,971,800	236
* Agung Podomoro Land Tbk PT	10,183,000	230
* Panin Financial Tbk PT	19,481,000	221
* Lippo Cikarang Tbk PT	491,200	218
* Sigmagold Inti Perkasa Tbk PT	6,751,200	210
Siloam International Hospitals Tbk PT	318,800	210
* Energi Mega Persada Tbk PT	54,645,500	199
* Eagle High Plantations Tbk PT	14,471,000	183
Intiland Development Tbk PT	4,902,000	168
BISI International Tbk PT	1,734,420	161
Ramayana Lestari Sentosa Tbk PT	3,183,500	140
Holcim Indonesia Tbk PT	2,049,577	135
Timah Persero Tbk PT	3,195,120	122
Bekasi Fajar Industrial Estate Tbk PT	5,517,800	97
Salim Ivomas Pratama Tbk PT	4,001,200	94
* Bumi Resources Tbk PT	25,095,500	91
Medco Energi Internasional Tbk PT	1,752,671	90
Sampoerna Agro Tbk PT	545,500	72
Gajah Tunggal Tbk PT	1,340,000	49
* Krakatau Steel Persero Tbk PT	2,114,000	48
* Harum Energy Tbk PT	976,100	44

* Trada Maritime Tbk PT	5,369,760	19
		18,345
Ireland (0.7%)
Paddy Power plc	49,321	7,367
Kingspan Group plc	261,578	6,736
C&C Group plc (Dublin Shares)	519,471	2,021
Green REIT plc	973,158	1,580
Permanent TSB Group Holdings plc	164,983	697
FBD Holdings plc	25,902	181
C&C Group plc (London Shares)	11,196	44
		18,626
Israel (0.4%)
Alony Hetz Properties & Investments Ltd.	135,124	960
* EZchip Semiconductor Ltd.	36,113	919
* Airport City Ltd.	102,902	915
Reit 1 Ltd.	230,287	597
* Partner Communications Co. Ltd.	126,709	574
Ituran Location and Control Ltd.	30,487	546
* Nova Measuring Instruments Ltd.	51,548	473
* Cellcom Israel Ltd. (Registered)	72,584	471
* Compugen Ltd.	96,847	441
* Mazor Robotics Ltd.	71,950	391
Amot Investments Ltd.	113,805	367
* Jerusalem Oil Exploration	9,484	360
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	8,163	355
Delta-Galil Industries Ltd.	13,085	341
* Allot Communications Ltd.	57,772	288
Electra Ltd.	2,231	283
* Evogene Ltd.	39,265	260
* IDI Insurance Co. Ltd.	5,381	246
* Shufersal Ltd.	77,475	245
* Menorah Mivtachim Holdings Ltd.	30,185	231
* Kenon Holdings Ltd.	23,335	211
* Phoenix Holdings Ltd.	91,613	190
Silicom Ltd.	5,456	166
Africa Israel Properties Ltd.	14,311	162
* AudioCodes Ltd.	35,741	154
* Gilat Satellite Networks Ltd.	40,725	145
Norstar Holdings Inc.	11,222	142
* Naphtha Israel Petroleum Corp. Ltd.	30,682	139
* Property & Building Corp. Ltd.	1,263	93
* Kamada Ltd.	24,100	89
* Ceragon Networks Ltd.	69,161	87
* Africa Israel Investments Ltd.	109,168	46
* Jerusalem Economy Ltd.	21,043	28
		10,915
Italy (3.1%)
Banca Popolare di Milano SCARL	6,396,865	5,252
Banca Popolare dell'Emilia Romagna SC	696,200	4,174
Recordati SPA	151,266	3,749
Azimut Holding SPA	153,616	3,235
Italcementi SPA	288,414	3,233
Unipol Gruppo Finanziario SPA	731,827	2,999
* Yoox Net-A-Porter Group SPA	86,304	2,970
Moncler SPA	189,132	2,804
A2A SPA	2,290,385	2,746

	Banca Popolare di Sondrio SCARL	683,758	2,623
	Hera SPA	887,933	2,492
	FinecoBank Banca Fineco SPA	308,474	2,397
2	Anima Holding SPA	311,270	2,289
	Banca Generali SPA	81,675	2,228
	Cerved Information Solutions SPA	244,307	2,019
	Ansaldo STS SPA	187,913	2,008
	De' Longhi SPA	83,753	2,004
	DiaSorin SPA	34,200	1,800
*,2 Infrastrutture Wireless Italiane SPA		348,697	1,761
	Brembo SPA	42,515	1,744
*	Autogrill SPA	191,546	1,628
	Buzzi Unicem SPA	106,221	1,610
^	Tod's SPA	20,032	1,585
	Interpump Group SPA	122,496	1,559
*	Credito Valtellinese SC	1,643,708	1,530
	Societa Cattolica di Assicurazioni SCRL	208,701	1,486
	Ei Towers SPA	24,118	1,403
	Salini Impregilo SPA	290,306	1,130
	Amplifon SPA	131,560	1,103
*	Saras SPA	523,570	1,099
	Beni Stabili SpA SIIQ	1,623,442	1,097
	ERG SPA	87,149	1,093
	Societa Iniziative Autostradali e Servizi SPA	114,547	1,087
	Danieli & C Officine Meccaniche SPA RSP	74,252	1,070
	Industria Macchine Automatiche SPA	21,508	1,051
	ACEA SPA	70,192	1,043
	Iren SPA	668,619	988
	Banca IFIS SPA	28,916	907
*,2 OVS SPA		147,447	900
	MARR SPA	46,439	890
	Credito Emiliano SPA	122,160	818
	Banca Carige SPA	983,242	774
	Italmobiliare SPA RSP	24,375	689
^	Brunello Cucinelli SPA	40,820	683
2	RAI Way SPA	139,897	653
*	CIR-Compagnie Industriali Riunite SPA	658,077	635
^	Piaggio & C SPA	298,680	628
	Buzzi Unicem SPA RSP	58,178	546
	ASTM SPA	49,712	542
*	Safilo Group SPA	46,927	508
	Cementir Holding SPA	71,516	384
	Italmobiliare SPA	9,523	360
	Immobiliare Grande Distribuzione SIIQ SPA	435,753	344
^	Astaldi SPA	65,899	332
*	Geox SPA	83,231	323
^,* RCS MediaGroup SPA		509,675	315
	Esprinet SPA	37,887	308
	Danieli & C Officine Meccaniche SPA	15,592	302
	Falck Renewables SPA	274,270	281
^,* Fincantieri SPA		689,732	262
	Zignago Vetro SPA	34,901	207
	DeA Capital SPA	122,976	174
*	Cofide SPA	431,222	170
*	Gruppo Editoriale L'Espresso SPA	183,674	169
^	Trevi Finanziaria Industriale SPA	86,441	145
*	Arnoldo Mondadori Editore SPA	143,206	130

* Juventus Football Club SPA	290,159	80
* Sogefi SPA	40,379	76
		89,624
Japan (15.9%)
IT Holdings Corp.	120,595	2,661
Daifuku Co. Ltd.	153,291	2,560
ADEKA Corp.	164,755	2,245
United Arrows Ltd.	45,167	2,185
Nihon M&A Center Inc.	45,435	2,151
Horiba Ltd.	59,539	2,119
* Leopalace21 Corp.	377,200	2,089
Pilot Corp.	53,912	2,041
Megmilk Snow Brand Co. Ltd.	77,526	2,024
Ulvac Inc.	79,110	2,015
Relo Holdings Inc.	16,800	2,012
Toho Holdings Co. Ltd.	85,418	1,983
Sankyu Inc.	396,959	1,955
Tokyo Ohka Kogyo Co. Ltd.	60,613	1,894
Ain Holdings Inc.	40,608	1,845
Miura Co. Ltd.	137,755	1,840
Tsubakimoto Chain Co.	258,475	1,837
Ogaki Kyoritsu Bank Ltd.	524,025	1,836
Zensho Holdings Co. Ltd.	150,861	1,835
Fuyo General Lease Co. Ltd.	37,147	1,826
Nippon Suisan Kaisha Ltd.	340,762	1,782
Penta-Ocean Construction Co. Ltd.	444,300	1,779
Ariake Japan Co. Ltd.	31,547	1,769
Toagosei Co. Ltd.	206,192	1,723
Central Glass Co. Ltd.	319,053	1,713
Sangetsu Co. Ltd.	98,220	1,686
Okumura Corp.	318,213	1,674
Mitsubishi Pencil Co. Ltd.	36,000	1,656
Kenedix Inc.	401,500	1,631
Nichi-iko Pharmaceutical Co. Ltd.	70,695	1,631
Nikkon Holdings Co. Ltd.	90,130	1,627
NOF Corp.	222,202	1,579
Morinaga & Co. Ltd.	285,518	1,573
Aica Kogyo Co. Ltd.	82,204	1,568
Iwatani Corp.	302,330	1,556
Morinaga Milk Industry Co. Ltd.	340,678	1,555
Arcs Co. Ltd.	76,700	1,554
Nippon Light Metal Holdings Co. Ltd.	896,523	1,552
Amano Corp.	117,176	1,546
Nihon Parkerizing Co. Ltd.	161,460	1,532
Nippon Seiki Co. Ltd.	68,945	1,514
Ryosan Co. Ltd.	55,757	1,510
Kiyo Bank Ltd.	115,796	1,492
Kumagai Gumi Co. Ltd.	502,200	1,485
Ai Holdings Corp.	60,200	1,471
Meitec Corp.	43,546	1,468
Takasago Thermal Engineering Co. Ltd.	109,131	1,458
Kyowa Exeo Corp.	141,190	1,453
Yaoko Co. Ltd.	34,400	1,441
SHO-BOND Holdings Co. Ltd.	41,200	1,413
Ship Healthcare Holdings Inc.	59,100	1,412
Tokyo Seimitsu Co. Ltd.	64,534	1,384
Nishimatsu Construction Co. Ltd.	381,895	1,382

	Topre Corp.	62,700	1,382
	Valor Holdings Co. Ltd.	63,600	1,377
	TechnoPro Holdings Inc.	49,500	1,374
	Hazama Ando Corp.	279,879	1,364
	Tokyo Dome Corp.	282,935	1,356
	Meidensha Corp.	348,829	1,353
^	Nippon Gas Co. Ltd.	60,410	1,348
	Kokuyo Co. Ltd.	124,175	1,333
	Fuji Machine Manufacturing Co. Ltd.	137,055	1,321
	Oki Electric Industry Co. Ltd.	1,182,941	1,319
	Inaba Denki Sangyo Co. Ltd.	41,988	1,310
^	Maeda Corp.	208,306	1,287
	Chiyoda Co. Ltd.	45,500	1,266
	Hanwa Co. Ltd.	301,415	1,265
^	MOS Food Services Inc.	45,390	1,260
	Toho Bank Ltd.	371,664	1,258
	TSI Holdings Co. Ltd.	174,100	1,251
	Saibu Gas Co. Ltd.	566,734	1,249
	San-A Co. Ltd.	26,944	1,244
^,* euglena Co. Ltd.		86,600	1,240
^	Colowide Co. Ltd.	88,500	1,238
	Nippon Soda Co. Ltd.	229,112	1,234
	Anritsu Corp.	198,400	1,229
	GMO internet Inc.	98,761	1,224
^,* Tokuyama Corp.		618,050	1,222
	Duskin Co. Ltd.	68,160	1,214
	Accordia Golf Co. Ltd.	131,235	1,214
	Fuji Oil	73,998	1,212
	Adastria Co. Ltd.	20,100	1,209
	Hokuetsu Kishu Paper Co. Ltd.	197,721	1,200
	Totetsu Kogyo Co. Ltd.	49,100	1,189
	Mandom Corp.	28,897	1,187
	Nichias Corp.	193,070	1,183
	Yoshinoya Holdings Co. Ltd.	97,100	1,178
	IBJ Leasing Co. Ltd.	61,401	1,177
	Okamura Corp.	129,455	1,177
	Unipres Corp.	55,800	1,176
	Kyudenko Corp.	58,895	1,174
^	Kyoritsu Maintenance Co. Ltd.	15,580	1,174
	Sakata Seed Corp.	48,056	1,174
	Bank of Iwate Ltd.	29,924	1,169
	Bank of Okinawa Ltd.	32,604	1,166
	Cocokara fine Inc.	27,889	1,159
	Makino Milling Machine Co. Ltd.	175,901	1,157
	Kanematsu Corp.	726,000	1,156
	Fujitsu General Ltd.	85,920	1,155
^	Bank of Nagoya Ltd.	333,121	1,154
	Hitachi Zosen Corp.	226,195	1,152
	Daiseki Co. Ltd.	73,187	1,135
^	GMO Payment Gateway Inc.	21,800	1,133
	Nippon Flour Mills Co. Ltd.	155,459	1,132
	Fujitec Co. Ltd.	119,430	1,126
	Toei Co. Ltd.	119,648	1,126
	Tokyo Steel Manufacturing Co. Ltd.	158,700	1,122
	Kadokawa Dwango Corp.	75,551	1,119
	Yamagata Bank Ltd.	287,426	1,109
	NSD Co. Ltd.	76,234	1,108

FCC Co. Ltd.	49,843	1,106
HI-LEX Corp.	39,994	1,104
Keihin Corp.	70,019	1,103
Toyo Ink SC Holdings Co. Ltd.	292,556	1,102
Yamanashi Chuo Bank Ltd.	234,311	1,100
Shinmaywa Industries Ltd.	135,180	1,092
TPR Co. Ltd.	40,985	1,091
Transcosmos Inc.	44,096	1,091
Daikyonishikawa Corp.	66,400	1,083
Kanamoto Co. Ltd.	44,200	1,082
Nippon Signal Company Ltd.	112,300	1,078
^ DCM Holdings Co. Ltd.	149,188	1,078
Noritz Corp.	69,155	1,071
Aomori Bank Ltd.	358,910	1,064
Nanto Bank Ltd.	364,000	1,058
* Pioneer Corp.	452,413	1,057
ASKUL Corp.	32,780	1,057
Tokyo TY Financial Group Inc.	34,384	1,054
Nachi-Fujikoshi Corp.	273,922	1,051
Fuji Kyuko Co. Ltd.	101,600	1,044
Sanyo Special Steel Co. Ltd.	214,397	1,043
Koei Tecmo Holdings Co. Ltd.	69,120	1,033
Seiko Holdings Corp.	216,291	1,029
Kameda Seika Co. Ltd.	24,700	1,029
^ EDION Corp.	136,333	1,023
Taikisha Ltd.	47,438	1,016
Nippon Densetsu Kogyo Co. Ltd.	52,003	1,011
Nissha Printing Co. Ltd.	55,845	1,008
Fuji Seal International Inc.	33,280	1,006
^ Jin Co. Ltd.	23,300	1,001
Sanki Engineering Co. Ltd.	122,767	1,001
* Nippon Sheet Glass Co. Ltd.	1,355,000	999
PALTAC Corp.	57,700	999
Asatsu-DK Inc.	45,700	994
Sumitomo Warehouse Co. Ltd.	191,973	989
Paramount Bed Holdings Co. Ltd.	28,500	983
Descente Ltd.	64,500	981
Takara Standard Co. Ltd.	137,148	971
Itoham Foods Inc.	168,422	968
Showa Sangyo Co. Ltd.	246,000	965
Chudenko Corp.	44,600	962
Heiwado Co. Ltd.	46,950	962
Seikagaku Corp.	66,164	957
Komori Corp.	84,500	953
Daibiru Corp.	118,243	951
Hitachi Kokusai Electric Inc.	78,410	944
Trusco Nakayama Corp.	26,500	944
Kusuri No Aoki Co. Ltd.	21,800	942
Sumitomo Bakelite Co. Ltd.	246,000	937
Oita Bank Ltd.	270,500	937
Eizo Corp.	39,110	932
Axial Retailing Inc.	28,730	924
J Trust Co. Ltd.	130,500	920
Aida Engineering Ltd.	100,236	913
Hogy Medical Co. Ltd.	18,480	913
Tokyu Construction Co. Ltd.	134,900	910
^ Nihon Unisys Ltd.	85,144	908

Mizuno Corp.	188,782	907
Nitto Boseki Co. Ltd.	300,504	906
Kureha Corp.	255,026	901
Fancl Corp.	68,304	900
Tokai Carbon Co. Ltd.	331,000	899
Nichicon Corp.	130,472	895
NET One Systems Co. Ltd.	158,800	894
^ Zojirushi Corp.	62,000	888
Kuroda Electric Co. Ltd.	54,800	885
^ Daio Paper Corp.	98,454	877
Furukawa Co. Ltd.	494,255	877
TOC Co. Ltd.	110,046	875
Maruha Nichiro Corp.	45,846	872
^ UACJ Corp.	399,852	872
Hokuetsu Bank Ltd.	442,659	871
Gunze Ltd.	308,079	867
Marusan Securities Co. Ltd.	85,320	865
^ Kisoji Co. Ltd.	48,500	863
Ryobi Ltd.	209,435	863
Sumitomo Mitsui Construction Co. Ltd.	1,042,832	860
Japan Securities Finance Co. Ltd.	188,341	860
Aichi Bank Ltd.	17,940	860
Tochigi Bank Ltd.	179,620	854
Asahi Diamond Industrial Co. Ltd.	85,322	846
^ Shima Seiki Manufacturing Ltd.	54,400	843
^ Next Co. Ltd.	80,200	839
Starts Corp. Inc.	42,915	838
Takuma Co. Ltd.	108,000	837
^ Kyoei Steel Ltd.	47,895	834
Nissin Kogyo Co. Ltd.	59,609	834
Token Corp.	11,086	834
Monex Group Inc.	325,487	826
Higashi-Nippon Bank Ltd.	290,029	826
^ Nomura Co. Ltd.	63,000	825
Mirait Holdings Corp.	105,571	822
Aeon Delight Co. Ltd.	24,900	821
^ Wacom Co. Ltd.	215,285	819
Fukui Bank Ltd.	436,062	817
^ COOKPAD Inc.	62,300	816
Kintetsu World Express Inc.	49,600	812
TOMONY Holdings Inc.	235,600	810
Mitsuba Corp.	58,215	807
KYB Corp.	278,000	802
Internet Initiative Japan Inc.	42,335	801
Akita Bank Ltd.	269,000	797
Futaba Corp.	62,675	795
Saizeriya Co. Ltd.	37,721	794
Yodogawa Steel Works Ltd.	42,733	792
Fuji Soft Inc.	35,086	790
^ Gulliver International Co. Ltd.	72,400	788
Takeuchi Manufacturing Co. Ltd.	50,200	784
Kato Sangyo Co. Ltd.	31,500	782
Okinawa Electric Power Co. Inc.	32,046	782
United Super Markets Holdings Inc.	85,050	782
^ Okamoto Industries Inc.	95,000	780
Senko Co. Ltd.	121,000	776
Daihen Corp.	146,759	774

	Nippon Steel & Sumikin Bussan Corp.	237,265	771
	Geo Holdings Corp.	49,700	768
	Taiyo Holdings Co. Ltd.	22,700	766
	ZERIA Pharmaceutical Co. Ltd.	64,700	759
	Nitto Kogyo Corp.	45,749	758
	Earth Chemical Co. Ltd.	19,743	754
	Yamazen Corp.	90,200	752
	Ashikaga Holdings Co. Ltd.	222,000	750
	Morita Holdings Corp.	72,699	737
	Tomy Co. Ltd.	117,017	731
^	Dip Corp.	34,000	730
	Riso Kagaku Corp.	52,784	729
^,* Pacific Metals Co. Ltd.		295,586	728
	Alpine Electronics Inc.	63,640	725
	Miyazaki Bank Ltd.	260,932	725
	Musashi Seimitsu Industry Co. Ltd.	35,915	723
	Nikkiso Co. Ltd.	108,698	720
	Royal Holdings Co. Ltd.	38,900	719
	Foster Electric Co. Ltd.	33,185	718
*	Dexerials Corp.	72,300	715
	Hiday Hidaka Corp.	21,567	714
	Create SD Holdings Co. Ltd.	33,018	714
	Doutor Nichires Holdings Co. Ltd.	46,237	704
	Gurunavi Inc.	34,900	704
	Milbon Co. Ltd.	19,360	703
	Doshisha Co. Ltd.	35,300	702
	Jaccs Co. Ltd.	208,000	702
	Towa Pharmaceutical Co. Ltd.	12,594	701
	Takasago International Corp.	31,600	701
	Iino Kaiun Kaisha Ltd.	189,310	700
	Xebio Holdings Co. Ltd.	39,608	698
	Nitta Corp.	27,300	695
	CKD Corp.	74,000	693
	Noevir Holdings Co. Ltd.	25,100	693
	AOKI Holdings Inc.	55,704	693
	Hokuto Corp.	36,024	691
	As One Corp.	19,600	684
^	Financial Products Group Co. Ltd.	85,200	678
	Japan Wool Textile Co. Ltd.	96,189	674
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	161,910	674
	SMS Co. Ltd.	34,400	671
	Bank of the Ryukyus Ltd.	51,649	666
	kabu.com Securities Co. Ltd.	220,000	666
	Nisshin Oillio Group Ltd.	159,262	666
^	Star Micronics Co. Ltd.	60,785	665
	Asahi Holdings Inc.	45,700	665
	Seiren Co. Ltd.	63,700	663
	Siix Corp.	22,900	663
	DTS Corp.	31,600	657
	NEC Networks & System Integration Corp.	39,600	655
	Joyful Honda Co. Ltd.	33,774	655
	Avex Group Holdings Inc.	58,000	653
^	TOKAI Holdings Corp.	138,700	649
	Ricoh Leasing Co. Ltd.	20,806	649
	TKC Corp.	26,549	647
	Sato Holdings Corp.	31,200	646
^	Mitsumi Electric Co. Ltd.	134,149	638

	Raito Kogyo Co. Ltd.	72,900	638
^	Kumiai Chemical Industry Co. Ltd.	58,000	637
	Eagle Industry Co. Ltd.	37,200	630
	Shikoku Bank Ltd.	305,703	630
	Showa Corp.	70,870	624
	Hitachi Maxell Ltd.	42,700	624
	Sakata INX Corp.	64,800	618
	Aichi Steel Corp.	159,029	615
	Nishimatsuya Chain Co. Ltd.	71,200	614
^	Life Corp.	27,700	612
	Sanyo Chemical Industries Ltd.	78,274	608
	Riken Corp.	178,665	607
	Bunka Shutter Co. Ltd.	73,000	600
	Yondoshi Holdings Inc.	26,500	600
	Obara Group Inc.	17,340	599
	Toho Zinc Co. Ltd.	295,758	599
	Fujicco Co. Ltd.	32,205	599
	Shinko Electric Industries Co. Ltd.	97,600	597
	Oiles Corp.	40,208	596
	Prima Meat Packers Ltd.	221,440	595
	Heiwa Real Estate Co. Ltd.	57,372	594
^	Atom Corp.	104,357	592
	Inabata & Co. Ltd.	61,600	591
	Japan Pulp & Paper Co. Ltd.	214,000	591
	Eighteenth Bank Ltd.	219,000	591
	Nissin Electric Co. Ltd.	65,000	586
	Nichiha Corp.	40,500	586
	Sanken Electric Co. Ltd.	184,648	584
	Belc Co. Ltd.	15,600	584
	Create Restaurants Holdings Inc.	23,090	584
	Takara Leben Co. Ltd.	113,300	582
	Ihara Chemical Industry Co. Ltd.	47,600	582
	San-Ai Oil Co. Ltd.	75,000	582
*	Macnica Fuji Electronics Holdings Inc.	47,113	581
	Chugoku Marine Paints Ltd.	83,000	578
	Nishio Rent All Co. Ltd.	22,200	577
	Jimoto Holdings Inc.	382,582	575
	Yorozu Corp.	26,676	571
^	Ikyu Corp.	19,800	568
^,* Toyo Engineering Corp.		227,215	563
^	Pacific Industrial Co. Ltd.	54,700	562
	Unizo Holdings Co. Ltd.	15,200	560
	Piolax Inc.	10,700	556
^	Iseki & Co. Ltd.	406,220	556
	Trancom Co. Ltd.	9,300	556
	Zenrin Co. Ltd.	26,600	550
	Toa Corp. (Tokyo Shares 1885)	211,000	549
^	Toshiba Plant Systems & Services Corp.	46,524	544
	Nagaileben Co. Ltd.	34,000	543
	St. Marc Holdings Co. Ltd.	20,200	543
	Sekisui Jushi Corp.	44,700	538
	Tachi-S Co. Ltd.	35,000	537
^	Plenus Co. Ltd.	34,700	536
	Kura Corp.	12,700	535
	Kitz Corp.	119,548	535
	Enplas Corp.	15,253	535
	Sintokogio Ltd.	71,000	534

Shizuoka Gas Co. Ltd.	80,700	532
Topy Industries Ltd.	264,795	528
Mitsui Sugar Co. Ltd.	115,000	526
Relia Inc.	60,100	526
Sanden Holdings Corp.	192,000	525
Chofu Seisakusho Co. Ltd.	25,400	524
Goldwin Inc.	11,600	524
Benefit One Inc.	24,500	524
Namura Shipbuilding Co. Ltd.	71,548	523
Fuji Co. Ltd.	27,400	515
^ Ci:z Holdings Co. Ltd.	30,200	511
Marudai Food Co. Ltd.	136,591	511
EPS Holdings Inc.	46,800	510
Mani Inc.	31,500	503
Konoike Transport Co. Ltd.	40,200	500
Yuasa Trading Co. Ltd.	22,200	500
Toridoll.corp	27,100	495
Kurabo Industries Ltd.	289,000	494
Jeol Ltd.	87,000	492
Max Co. Ltd.	49,000	491
Kohnan Shoji Co. Ltd.	34,100	491
OBIC Business Consultants Co. Ltd.	12,300	490
FIDEA Holdings Co. Ltd.	241,800	485
Fujimori Kogyo Co. Ltd.	20,100	483
Ringer Hut Co. Ltd.	23,200	477
UKC Holdings Corp.	22,800	477
Nippon Synthetic Chemical Industry Co. Ltd.	68,000	474
Ichibanya Co. Ltd.	9,484	473
^ Clarion Co. Ltd.	136,000	472
Toshiba Machine Co. Ltd.	154,000	471
Tokai Corp.	17,300	469
Okabe Co. Ltd.	64,835	469
^ Modec Inc.	39,305	466
JCR Pharmaceuticals Co. Ltd.	21,694	464
Kanto Denka Kogyo Co. Ltd.	60,000	463
Dydo Drinco Inc.	10,244	463
^ Ehime Bank Ltd.	228,000	462
^ Yokohama Reito Co. Ltd.	52,200	459
Tsukishima Kikai Co. Ltd.	49,300	456
Eiken Chemical Co. Ltd.	21,600	455
Itochu Enex Co. Ltd.	59,000	452
Sankyo Tateyama Inc.	37,400	449
Taihei Dengyo Kaisha Ltd.	43,000	448
Joshin Denki Co. Ltd.	55,653	448
Press Kogyo Co. Ltd.	110,000	447
^ Tekken Corp.	184,000	445
^ Toyo Construction Co. Ltd.	99,400	443
Sanyo Electric Railway Co. Ltd.	115,000	442
Bank of Saga Ltd.	212,000	439
Optex Co. Ltd.	17,300	436
Minato Bank Ltd.	262,000	431
Sodick Co. Ltd.	64,735	425
Kinugawa Rubber Industrial Co. Ltd.	81,000	424
Chiyoda Integre Co. Ltd.	16,800	424
Osaka Steel Co. Ltd.	24,000	423
^ Nihon Nohyaku Co. Ltd.	68,900	422
Ohsho Food Service Corp.	12,174	422

Wakita & Co. Ltd.	56,300	421
Mitsuboshi Belting Ltd.	57,000	421
Shikoku Chemicals Corp.	49,000	421
Open House Co. Ltd.	22,200	419
Ichiyoshi Securities Co. Ltd.	44,800	417
Matsuya Co. Ltd.	52,300	416
Nippon Chemi-Con Corp.	266,146	413
Osaka Soda Co. Ltd.	107,000	411
^ Fujita Kanko Inc.	88,000	410
^ OSAKA Titanium Technologies Co. Ltd.	25,100	410
^ Nichii Gakkan Co.	57,300	409
Bando Chemical Industries Ltd.	103,000	408
Kasai Kogyo Co. Ltd.	31,200	408
^ Juki Corp.	50,718	408
Mitsui-Soko Holdings Co. Ltd.	147,762	405
Shindengen Electric Manufacturing Co. Ltd.	112,000	404
Sumitomo Riko Co. Ltd.	44,300	404
Daiwabo Holdings Co. Ltd.	214,761	403
Nichiden Corp.	17,000	402
Hitachi Koki Co. Ltd.	63,400	402
Tv Tokyo Holdings Corp.	21,800	400
^ Tokyotokeiba Co. Ltd.	181,000	399
Ines Corp.	41,200	397
Hosiden Corp.	83,067	396
Yellow Hat Ltd.	20,400	394
JVC Kenwood Corp.	167,640	393
Noritake Co. Ltd.	183,000	393
Nippon Thompson Co. Ltd.	98,000	393
Senshukai Co. Ltd.	62,400	392
Arcland Sakamoto Co. Ltd.	18,500	391
Sac's Bar Holdings Inc.	26,350	391
Sanyo Shokai Ltd.	154,423	390
BML Inc.	12,500	383
Daiho Corp.	81,000	383
Hibiya Engineering Ltd.	30,000	383
Sagami Chain Co. Ltd.	35,710	378
G-Tekt Corp.	29,800	378
Goldcrest Co. Ltd.	22,380	376
Fujimi Inc.	29,347	375
Aisan Industry Co. Ltd.	39,100	373
Sanshin Electronics Co. Ltd.	38,300	371
Warabeya Nichiyo Co. Ltd.	17,700	371
Itoki Corp.	54,400	368
Canon Electronics Inc.	25,294	368
Daido Metal Co. Ltd.	45,000	366
Fukuda Corp.	42,000	365
Kyokuto Kaihatsu Kogyo Co. Ltd.	37,000	365
Shinko Plantech Co. Ltd.	46,400	365
Sakai Chemical Industry Co. Ltd.	117,546	363
Round One Corp.	74,300	363
Takamatsu Construction Group Co. Ltd.	19,000	363
^ S Foods Inc.	17,600	358
Nitto Kohki Co. Ltd.	18,800	358
Wowow Inc.	14,900	357
C Uyemura & Co. Ltd.	9,000	357
Chiba Kogyo Bank Ltd.	71,100	356
Yokogawa Bridge Holdings Corp.	39,400	355

^	Nippon Ceramic Co. Ltd.	23,300	355
	Sogo Medical Co. Ltd.	9,800	355
	Towa Bank Ltd.	451,000	354
	T-Gaia Corp.	32,400	352
	SMK Corp.	71,000	350
	Qol Co. Ltd.	23,799	349
	ASKA Pharmaceutical Co. Ltd.	34,900	348
	Shibuya Corp.	27,800	347
	Denki Kogyo Co. Ltd.	84,400	341
	Nippon Road Co. Ltd.	73,000	341
	Teikoku Sen-I Co. Ltd.	31,565	339
	Koa Corp.	43,400	338
	J-Oil Mills Inc.	117,000	337
	Torii Pharmaceutical Co. Ltd.	14,700	333
	T Hasegawa Co. Ltd.	25,300	332
^,* Toho Titanium Co. Ltd.		43,000	332
^	METAWATER Co. Ltd.	16,100	332
^	Tsugami Corp.	90,000	331
	Katakura Industries Co. Ltd.	33,900	330
	Daisan Bank Ltd.	240,037	328
	YAMABIKO Corp.	46,000	327
*	Kappa Create Co. Ltd.	32,188	327
	Tamron Co. Ltd.	22,800	326
*	Ishihara Sangyo Kaisha Ltd.	431,000	325
	Konishi Co. Ltd.	16,100	325
*	Unitika Ltd.	772,000	324
	Michinoku Bank Ltd.	197,000	324
	Nissin Corp.	112,000	324
	Rock Field Co. Ltd.	12,534	322
	Elecom Co. Ltd.	26,200	321
	Neturen Co. Ltd.	42,300	318
	Tsurumi Manufacturing Co. Ltd.	21,000	317
^	Jamco Corp.	13,800	317
	Ministop Co. Ltd.	17,900	317
^	F@N Communications Inc.	49,800	315
	Kansai Urban Banking Corp.	30,000	314
	Key Coffee Inc.	19,193	309
^	Ryoyo Electro Corp.	31,142	309
	Kyodo Printing Co. Ltd.	117,000	309
	ESPEC Corp.	25,208	306
^	Sakai Moving Service Co. Ltd.	12,800	306
^	Kyokuto Securities Co. Ltd.	26,700	306
	Alpen Co. Ltd.	18,600	302
	Nohmi Bosai Ltd.	26,000	302
	Tocalo Co. Ltd.	15,800	302
	Pressance Corp.	9,287	302
	Tenma Corp.	16,300	300
	Cawachi Ltd.	17,800	300
	Keihanshin Building Co. Ltd.	55,700	299
	Godo Steel Ltd.	158,000	299
	Kita-Nippon Bank Ltd.	11,300	298
	Giken Ltd.	19,200	298
	Kyokuyo Co. Ltd.	131,000	297
*	Mitsubishi Paper Mills Ltd.	430,000	297
	Sumitomo Seika Chemicals Co. Ltd.	51,000	295
	Tosho Co. Ltd.	10,100	295
	Kamei Corp.	31,200	291

	Toa Corp. (Tokyo Shares 6809)	29,000	291
	Belluna Co. Ltd.	56,400	289
^	Marvelous Inc.	39,800	288
	Broadleaf Co. Ltd.	31,000	287
	Maruzen Showa Unyu Co. Ltd.	82,000	286
	Tokushu Tokai Paper Co. Ltd.	100,000	286
	Nittetsu Mining Co. Ltd.	74,000	286
^	Nippon Carbon Co. Ltd.	144,000	285
^,* KLab Inc.		45,650	283
	JSP Corp.	14,600	283
^	Osaki Electric Co. Ltd.	56,000	283
	Fukushima Industries Corp.	13,000	282
	Daikokutenbussan Co. Ltd.	7,900	282
	Justsystems Corp.	38,300	281
	Nippon Beet Sugar Manufacturing Co. Ltd.	168,000	280
	Sanyo Denki Co. Ltd.	54,000	280
	Mitsubishi Steel Manufacturing Co. Ltd.	159,000	280
	Okuwa Co. Ltd.	31,000	278
	Futaba Industrial Co. Ltd.	66,800	277
	Aiphone Co. Ltd.	16,900	276
	Idec Corp.	30,100	272
	Hamakyorex Co. Ltd.	15,800	272
^,* Takata Corp.		49,200	272
^	Union Tool Co.	11,000	270
	Kanematsu Electronics Ltd.	15,900	270
	Pack Corp.	13,200	268
	Pal Co. Ltd.	12,900	267
	Sumitomo Densetsu Co. Ltd.	22,100	267
	Kato Works Co. Ltd.	70,205	263
	Toyo Securities Co. Ltd.	86,000	262
	Nippon Koei Co. Ltd.	74,000	262
	Mie Bank Ltd.	133,104	261
	Nagatanien Holdings Co. Ltd.	30,000	260
	Toyo Corp.	28,117	260
	Yusen Logistics Co. Ltd.	21,900	260
^	Keiyo Co. Ltd.	61,500	259
^	Vital KSK Holdings Inc.	34,000	257
	Toyo Tanso Co. Ltd.	18,410	257
	Yurtec Corp.	33,000	252
	Nippon Kanzai Co. Ltd.	16,400	252
*	Kintetsu Department Store Co. Ltd.	94,000	250
	K&O Energy Group Inc.	19,500	250
	Sinfonia Technology Co. Ltd.	173,000	249
^,* FDK Corp.		294,149	249
	Tsukuba Bank Ltd.	79,900	248
	Tonami Holdings Co. Ltd.	89,000	247
	MTI Ltd.	40,400	247
^,* Tokyo Rope Manufacturing Co. Ltd.		178,000	245
	Mito Securities Co. Ltd.	71,000	241
	Tokyo Energy & Systems Inc.	29,000	239
	Shinko Shoji Co. Ltd.	23,400	238
	Toyo Kanetsu KK	114,000	238
	Hioki EE Corp.	12,900	238
	Oyo Corp.	24,200	237
	Fujibo Holdings Inc.	138,000	236
	Kurimoto Ltd.	131,000	235
	Tamura Corp.	89,000	235

Takiron Co. Ltd.	48,000	234
^ Meiko Network Japan Co. Ltd.	24,763	232
Chukyo Bank Ltd.	128,000	230
Japan Digital Laboratory Co. Ltd.	17,300	230
Daiichi Jitsugyo Co. Ltd.	52,000	230
Elematec Corp.	11,500	230
Maeda Kosen Co. Ltd.	24,000	230
^ Showa Aircraft Industry Co. Ltd.	24,000	230
Cosel Co. Ltd.	27,700	229
Tosei Corp.	37,000	228
Yahagi Construction Co. Ltd.	36,400	228
Kaga Electronics Co. Ltd.	18,200	228
Hisaka Works Ltd.	32,000	226
Japan Pure Chemical Co. Ltd.	12,900	226
Toenec Corp.	35,000	223
Toli Corp.	85,101	223
Sekisui Plastics Co. Ltd.	68,000	221
Denyo Co. Ltd.	17,300	221
Asahi Co. Ltd.	17,600	220
Studio Alice Co. Ltd.	12,700	220
Dai Nippon Toryo Co. Ltd.	114,000	219
Melco Holdings Inc.	12,500	219
Aichi Corp.	32,700	219
Shibusawa Warehouse Co. Ltd.	87,549	218
CHIMNEY Co. Ltd.	9,100	218
Tsukui Corp.	20,000	218
Roland DG Corp.	10,900	216
Starzen Co. Ltd.	8,000	216
Uchida Yoko Co. Ltd.	59,000	215
^ Nippon Parking Development Co. Ltd.	212,000	215
Tokyo Tekko Co. Ltd.	51,000	214
Misawa Homes Co. Ltd.	30,800	214
Weathernews Inc.	6,400	213
Meisei Industrial Co. Ltd.	57,000	213
Icom Inc.	12,000	212
* KNT-CT Holdings Co. Ltd.	122,000	210
^ Torishima Pump Manufacturing Co. Ltd.	27,500	209
Maruwa Co. Ltd.	9,500	207
Nippon Denko Co. Ltd.	127,990	206
^ Megachips Corp.	23,581	205
Matsuya Foods Co. Ltd.	8,600	205
^ U-Shin Ltd.	37,000	205
^ Sun Frontier Fudousan Co. Ltd.	24,000	204
Daiwa Industries Ltd.	27,700	203
Mitsubishi Research Institute Inc.	6,800	203
Atsugi Co. Ltd.	218,000	202
Shiroki Corp.	64,961	202
Daiken Corp.	83,000	200
Achilles Corp.	165,000	200
Shin-Etsu Polymer Co. Ltd.	36,000	200
Ryoden Trading Co. Ltd.	32,000	199
Arakawa Chemical Industries Ltd.	21,100	199
Nihon Trim Co. Ltd.	5,700	197
Yushin Precision Equipment Co. Ltd.	12,200	196
Taiho Kogyo Co. Ltd.	18,000	195
^ Kobe Bussan Co. Ltd.	8,200	194
Matsuda Sangyo Co. Ltd.	16,500	193

	Arata Corp.	9,959	193
	Teikoku Electric Manufacturing Co. Ltd.	26,300	192
	Chori Co. Ltd.	14,900	191
	Yonekyu Corp.	9,100	190
	Sinanen Holdings Co. Ltd.	50,000	190
^	CMK Corp.	70,700	188
	Nippon Valqua Industries Ltd.	76,000	186
	Riken Technos Corp.	58,400	185
	Fudo Tetra Corp.	168,400	185
	France Bed Holdings Co. Ltd.	23,000	184
	Mimasu Semiconductor Industry Co. Ltd.	21,000	183
	Shimizu Bank Ltd.	7,700	181
	OSJB Holdings Corp.	97,594	181
	Itochu-Shokuhin Co. Ltd.	5,200	180
	Sanoh Industrial Co. Ltd.	31,000	180
	Artnature Inc.	23,600	179
	Toyo Kohan Co. Ltd.	55,000	178
^	JP-Holdings Inc.	68,400	178
	Fuso Pharmaceutical Industries Ltd.	78,000	177
^	Akebono Brake Industry Co. Ltd.	85,757	176
	Happinet Corp.	19,700	175
	Yushiro Chemical Industry Co. Ltd.	15,600	173
^	Kourakuen Holdings Corp.	13,500	172
	Onoken Co. Ltd.	18,900	171
^,* Nippon Yakin Kogyo Co. Ltd.		165,400	170
	Pasona Group Inc.	26,200	170
	Krosaki Harima Corp.	80,000	170
^	Japan Drilling Co. Ltd.	8,200	169
	Honeys Co. Ltd.	15,690	169
	Toyo Denki Seizo KK	58,000	168
	Zuken Inc.	17,800	168
	Hosokawa Micron Corp.	36,000	168
	Toho Co. Ltd.	9,200	168
	Koatsu Gas Kogyo Co. Ltd.	34,000	168
	CONEXIO Corp.	18,800	168
	Furuno Electric Co. Ltd.	25,200	167
	Kyosan Electric Manufacturing Co. Ltd.	59,000	167
^	Funai Electric Co. Ltd.	23,200	167
*	Fujiya Co. Ltd.	105,000	166
	Hokkaido Gas Co. Ltd.	72,000	166
	Yomiuri Land Co. Ltd.	48,000	166
	Mars Engineering Corp.	9,500	163
	Kitagawa Iron Works Co. Ltd.	87,000	162
^,* Kinki Sharyo Co. Ltd.		55,000	162
^	Japan Cash Machine Co. Ltd.	19,300	160
	Information Services International-Dentsu Ltd.	8,000	160
	Sankyo Seiko Co. Ltd.	45,097	160
	Japan Transcity Corp.	49,192	159
	Tabuchi Electric Co. Ltd.	27,500	156
	Mitani Sekisan Co. Ltd.	12,200	156
^,* Nippon Sharyo Ltd.		78,000	156
^	Zuiko Corp.	4,500	155
	Pronexus Inc.	18,735	155
	Daidoh Ltd.	37,100	155
^	Kobelco Eco-Solutions Co. Ltd.	41,000	155
	Nihon Dempa Kogyo Co. Ltd.	25,310	153
	Advan Co. Ltd.	16,000	153

	Paris Miki Holdings Inc.	39,400	152
	Tsutsumi Jewelry Co. Ltd.	7,500	151
	Nihon Yamamura Glass Co. Ltd.	105,000	149
	Komatsu Seiren Co. Ltd.	28,000	147
^	Daikoku Denki Co. Ltd.	11,100	147
	NS United Kaiun Kaisha Ltd.	96,000	146
^	Mitsubishi Kakoki Kaisha Ltd.	82,000	146
	NDS Co. Ltd.	58,000	146
	Hakuto Co. Ltd.	15,200	145
	Japan Radio Co. Ltd.	53,000	145
	Fujitsu Frontech Ltd.	13,100	144
	Tatsuta Electric Wire and Cable Co. Ltd.	42,600	144
	Tomoku Co. Ltd.	68,000	143
	AOI Electronics Co. Ltd.	6,070	141
^	Nissei ASB Machine Co. Ltd.	8,400	141
	Chugai Ro Co. Ltd.	74,000	140
	Ateam Inc.	9,800	140
^	Chuetsu Pulp & Paper Co. Ltd.	85,000	139
*	Janome Sewing Machine Co. Ltd.	25,000	138
	Gecoss Corp.	17,700	138
	Sumitomo Precision Products Co. Ltd.	42,000	137
^,* WATAMI Co. Ltd.		19,500	136
*	Nakayama Steel Works Ltd.	245,000	135
	Organo Corp.	35,000	132
	Asahi Organic Chemicals Industry Co. Ltd.	74,555	131
	KFC Holdings Japan Ltd.	8,000	131
	Taisei Lamick Co. Ltd.	5,200	131
	Mitsui High-Tec Inc.	25,500	131
	Rhythm Watch Co. Ltd.	106,000	130
	Noritsu Koki Co. Ltd.	28,600	130
	Cleanup Corp.	21,800	130
	Asunaro Aoki Construction Co. Ltd.	20,700	128
	T RAD Co. Ltd.	79,000	124
	Ichikoh Industries Ltd.	70,000	124
	Hokkan Holdings Ltd.	49,000	124
	Mitsubishi Nichiyu Forklift Co. Ltd.	31,000	124
	Gun-Ei Chemical Industry Co. Ltd.	48,000	123
	Nippon Chemiphar Co. Ltd.	26,000	123
	Parco Co. Ltd.	14,400	122
^	CMIC Holdings Co. Ltd.	10,200	121
	Mitsui Matsushima Co. Ltd.	115,000	120
^	Toko Inc.	37,000	119
*	SWCC Showa Holdings Co. Ltd.	229,000	119
	Dai-ichi Seiko Co. Ltd.	9,800	118
	Tosho Printing Co. Ltd.	28,000	118
	Shinwa Co. Ltd.	9,300	115
	Kanaden Corp.	15,000	112
	Aderans Co. Ltd.	22,009	110
	Ohara Inc.	23,270	108
	Corona Corp. Class A	12,200	108
	Stella Chemifa Corp.	6,200	107
	Seika Corp.	45,000	106
	Future Architect Inc.	15,900	104
	Iwasaki Electric Co. Ltd.	59,000	104
	Chuo Spring Co. Ltd.	46,000	104
	Okura Industrial Co. Ltd.	40,000	104
	GCA Savvian Corp.	11,300	104

	Nippon Coke & Engineering Co. Ltd.	143,000	100
	Panasonic Industrial Devices SUNX Co. Ltd.	19,100	99
	Takaoka Toko Co. Ltd.	8,400	98
	Gakken Holdings Co. Ltd.	47,000	97
	Nice Holdings Inc.	72,000	95
	Kitano Construction Corp.	38,000	94
	Tokyo Rakutenchi Co. Ltd.	23,000	93
^	Toda Kogyo Corp.	40,000	93
	Shimojima Co. Ltd.	10,200	90
	Right On Co. Ltd.	7,000	88
	Fuji Oil Co. Ltd.	35,900	88
	Maezawa Kasei Industries Co. Ltd.	9,600	83
	Mitsui Home Co. Ltd.	17,000	78
	CAC Holdings Corp.	10,000	74
	Daisyo Corp.	6,000	74
^	Hodogaya Chemical Co. Ltd.	42,000	74
	Fujikura Kasei Co. Ltd.	16,000	72
	Dunlop Sports Co. Ltd.	10,600	72
	NEC Capital Solutions Ltd.	5,000	71
	Takihyo Co. Ltd.	18,000	70
	Maezawa Kyuso Industries Co. Ltd.	5,900	70
	ST Corp.	7,500	70
^	Aeon Fantasy Co. Ltd.	3,600	69
	Airport Facilities Co. Ltd.	14,000	68
	Mory Industries Inc.	26,000	67
	ValueCommerce Co. Ltd.	17,000	66
	Endo Lighting Corp.	7,100	64
	Axell Corp.	7,600	64
	Srg Takamiya Co. Ltd.	17,900	61
	Alpha Systems Inc.	4,000	60
	NIFTY Corp.	6,500	60
*	Yamada SxL Home Co. Ltd.	81,000	51
	Best Denki Co. Ltd.	46,000	49
^,* Nissen Holdings Co. Ltd.		33,000	47
	Pocket Card Co. Ltd.	10,600	46
	Tokyo Electron Device Ltd.	3,500	46
	Cybozu Inc.	17,600	44
^,* Shin Nippon Biomedical Laboratories Ltd.		12,900	39
	Olympic Group Corp.	7,800	39
^,* Sanix Inc.		26,300	37
	Toa Oil Co. Ltd.	33,000	36
	Inaba Seisakusho Co. Ltd.	3,500	35
*	Kojima Co. Ltd.	15,100	35
^,* Livesense Inc.		12,000	32
	Nippon Kasei Chemical Co. Ltd.	21,000	21
			455,157
Malaysia (1.1%)
	Dialog Group Bhd.	6,322,362	2,415
	Top Glove Corp. Bhd.	1,234,758	1,615
	HAP Seng Consolidated Bhd.	904,000	1,568
	Genting Plantations Bhd.	537,273	1,479
	Hartalega Holdings Bhd.	1,118,120	1,455
	My EG Services Bhd.	2,116,800	1,170
	Bursa Malaysia Bhd.	554,536	1,117
	Malakoff Corp. Bhd.	2,687,900	1,052
	Cahya Mata Sarawak Bhd.	822,600	1,025
	KPJ Healthcare Bhd.	938,010	978

QL Resources Bhd.	849,340	932
Sunway REIT	2,417,000	856
Kossan Rubber Industries	498,400	854
Sunway Bhd.	1,175,500	836
TIME dotCom Bhd.	450,000	828
BIMB Holdings Bhd.	850,940	714
Mah Sing Group Bhd.	2,307,175	712
Kulim Malaysia Bhd.	772,036	705
Inari Amertron Bhd.	878,750	686
WCT Holdings Bhd.	1,594,618	636
Capitaland Malaysia Mall Trust	1,723,900	597
Pavilion REIT	1,415,500	543
Media Prima Bhd.	1,662,717	513
Malaysia Building Society Bhd.	1,421,800	497
Yinson Holdings Bhd.	752,000	494
Supermax Corp. Bhd.	679,350	487
Berjaya Auto Bhd.	926,940	485
* Eastern & Oriental Bhd.	1,320,633	464
Press Metal Bhd.	880,900	397
UOA Development Bhd.	774,700	386
Berjaya Corp. Bhd.	4,221,971	373
Unisem M Bhd.	752,080	356
OSK Holdings Bhd.	952,781	353
* Eco World Development Group Bhd.	1,092,100	340
Malaysian Resources Corp. Bhd.	1,198,969	339
* KNM Group Bhd.	2,659,600	318
Gas Malaysia Bhd.	547,600	309
DRB-Hicom Bhd.	1,225,627	308
Pos Malaysia Bhd.	562,200	306
Muhibbah Engineering M Bhd.	543,000	298
* MPHB Capital Bhd.	782,300	273
* UMW Oil & Gas Corp. Bhd.	1,046,400	260
TA Enterprise Bhd.	1,674,100	210
Datasonic Group Bhd.	639,800	187
* AirAsia X Bhd.	2,519,650	149
* Parkson Holdings Bhd.	607,900	143
* Malaysia Marine and Heavy Engineering Holdings Bhd.	577,400	134
Dayang Enterprise Holdings Bhd.	485,100	133
Coastal Contracts Bhd.	300,000	118
Wah Seong Corp. Bhd.	492,642	101
* Mulpha International Bhd.	1,519,700	92
* Mudajaya Group Bhd.	269,500	78
Puncak Niaga Holdings Bhd.	252,500	68
Malaysian Bulk Carriers Bhd.	370,500	64
* Perisai Petroleum Teknologi Bhd.	904,200	63
* Scomi Group Bhd.	1,394,300	54
* Sunway Construction Group Bhd.	79,540	26
* OSK Holdings Bhd. Warrants Exp. 7/22/2020	238,195	16
* WCT Holdings Bhd. Warrants Exp. 8/24/2020	310,551	13
* Kulim Malaysia Bhd. Warrants Exp. 2/27/2016	46,729	11
* BIMB Holdings Bhd. Warrants Exp. 12/4/2023	154,640	10
* Malaysian Resources Corp. Bhd. Warrants Exp. 9/16/2018	253,023	9
* Eastern & Oriental Bhd. Warrants Exp. 7/21/2019	154,580	7
* CB Industrial Product Holding Bhd. Warrants Exp. 10/31/2019	78,700	7
* Mah Sing Group Bhd. Warrants Exp. 3/18/2018	164,085	6
* KNM Group Bhd. Warrants Exp. 4/21/2020	178,365	5
* AirAsia X Bhd. Warrants Exp. 6/8/2020	300,675	5

*	KNM Group Bhd. Warrants Exp. 11/15/2017	189,022	4
*	Mah Sing Group Warrants Exp. 1/15/2026	125,235	4
*	WCT Holdings Bhd. Warrants Exp. 12/11/2017	82,009	4
*	Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	25,250	3
*	WCT Holdings Bhd. Warrants Exp. 03/10/2016	73,268	2
			32,055
Mexico (0.5%)
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	332,344	1,546
	Mexico Real Estate Management SA de CV	1,199,370	1,417
*	Grupo Aeromexico SAB de CV	632,888	1,381
	Bolsa Mexicana de Valores SAB de CV	935,011	1,271
	Corp Inmobiliaria Vesta SAB de CV	794,400	1,140
	PLA Administradora Industrial S de RL de CV	695,728	1,112
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	536,200	908
*	Genomma Lab Internacional SAB de CV Class B	1,163,900	783
	Prologis Property Mexico SA de CV	462,175	669
	Credito Real SAB de CV SOFOM ER	280,000	589
	Grupo Financiero Interacciones SA de CV	101,350	544
	Concentradora Fibra Hotelera Mexicana SA de CV	716,085	543
*	Unifin Financiera SAB de CV SOFOM ENR	152,512	446
	Grupo Herdez SAB de CV	167,675	401
	Banregio Grupo Financiero SAB de CV	82,676	388
*	Hoteles City Express SAB de CV	323,100	382
*	Grupo Rotoplas SAB de CV	185,500	292
	TV Azteca SAB de CV	2,535,522	286
*	Empresas ICA SAB de CV	996,310	267
	Consorcio ARA SAB de CV	898,210	264
*	Qualitas Controladora SAB de CV	210,076	233
*	Grupo Simec SAB de CV Class B	84,915	179
*,2 Elementia SAB de CV		101,266	121
*	Urbi Desarrollos Urbanos SAB de CV	313,585	27
*	Corp GEO SAB de CV	4,121	2
			15,191
Netherlands (1.6%)
	Aalberts Industries NV	142,816	4,511
*	SBM Offshore NV	269,127	3,553
	Wereldhave NV	58,726	3,208
	ASM International NV	73,514	2,928
	Eurocommercial Properties NV	66,821	2,921
	IMCD Group NV	68,470	2,427
*	PostNL NV	632,251	2,301
	TKH Group NV	61,732	2,294
*	APERAM SA	72,211	2,256
	Corbion NV	90,537	2,013
	USG People NV	104,667	1,953
	Delta Lloyd NV	319,029	1,887
*	TomTom NV	173,217	1,797
*	Koninklijke BAM Groep NV	320,639	1,723
	Vastned Retail NV	31,527	1,380
	Arcadis NV	94,804	1,271
*	Fugro NV	86,054	1,268
*,2 Refresco Gerber NV		71,315	1,194
	BinckBank NV	110,733	883
	NSI NV	196,612	801
	Accell Group	32,437	659
	Wessanen	73,813	627

	Brunel International NV	31,144	523
	Koninklijke Ten Cate NV	15,260	431
^,* SRH NV		96,364	—
			44,809
New Zealand (0.6%)
	Z Energy Ltd.	529,434	2,312
	Trade Me Group Ltd.	591,308	1,541
*	Chorus Ltd.	564,137	1,375
	Infratil Ltd.	651,751	1,311
	Goodman Property Trust	1,538,940	1,254
	EBOS Group Ltd.	128,189	1,121
	Freightways Ltd.	240,202	990
	Argosy Property Ltd.	1,319,375	976
	Precinct Properties New Zealand Ltd.	1,104,096	881
^,* a2 Milk Co. Ltd.		720,651	880
	Nuplex Industries Ltd.	303,549	818
	Genesis Energy Ltd.	659,205	813
	Summerset Group Holdings Ltd.	292,869	756
	Vital Healthcare Property Trust	445,031	551
	Metlifecare Ltd.	163,988	470
*	Diligent Corp.	96,234	374
	Heartland Bank Ltd.	409,064	329
*	New Zealand Oil & Gas Ltd.	1,143,700	309
	TOWER Ltd.	217,320	257
	Kathmandu Holdings Ltd.	255,330	253
			17,571
Norway (1.0%)
*	Storebrand ASA	646,222	2,632
^	TGS Nopec Geophysical Co. ASA	147,662	2,140
	Salmar ASA	78,732	1,552
	Bakkafrost P/F	45,330	1,510
2	XXL ASA	129,739	1,365
	Veidekke ASA	104,217	1,306
	Atea ASA	147,161	1,198
	Kongsberg Gruppen ASA	74,482	1,188
^,* Nordic Semiconductor ASA		246,639	1,153
	SpareBank 1 SMN	207,943	1,127
^,* Det Norske Oljeselskap ASA		179,664	1,098
	Petroleum Geo-Services ASA	336,907	1,028
^	Opera Software ASA	145,862	747
2	BW LPG Ltd.	96,011	737
2	Entra ASA	91,798	723
	Aker ASA	40,431	720
	Leroy Seafood Group ASA	17,417	668
	Hoegh LNG Holdings Ltd.	62,104	647
	SpareBank 1 SR-Bank ASA	149,627	619
	Austevoll Seafood ASA	95,680	614
2	Aker Solutions ASA	198,765	603
^,* DNO ASA		864,999	580
^,* REC Silicon ASA		3,650,900	560
*	Norwegian Property ASA	550,458	548
^	Prosafe SE	292,480	477
^,* Norwegian Air Shuttle ASA		14,758	449
	Ocean Yield ASA	57,810	401
	Wilh Wilhelmsen ASA	96,853	364
	Stolt-Nielsen Ltd.	25,276	290

*	Akastor ASA	178,071	179
^,* Fred Olsen Energy ASA		41,633	166
	BW Offshore Ltd.	460,983	113
			27,502
Pakistan (0.1%)
	Hub Power Co. Ltd.	872,465	848
	DG Khan Cement Co. Ltd.	324,386	490
	United Bank Ltd.	349,035	479
	Engro Corp. Ltd.	180,892	458
	Pakistan Oilfields Ltd.	166,000	338
	Fauji Fertilizer Bin Qasim Ltd.	423,000	193
	Pakistan Telecommunication Co. Ltd.	662,000	92
	Lucky Cement Ltd.	9,010	42
	Pakistan State Oil Co. Ltd.	12,327	38
	Kot Addu Power Co. Ltd.	3,417	2
	Attock Petroleum Ltd.	400	2
			2,982
Philippines (0.4%)
	Metro Pacific Investments Corp.	17,627,066	2,045
	Robinsons Land Corp.	2,571,831	1,355
	Security Bank Corp.	449,389	1,343
	Puregold Price Club Inc.	1,465,000	1,015
	Cosco Capital Inc.	5,709,700	886
	First Gen Corp.	1,776,530	688
	Robinsons Retail Holdings Inc.	515,350	642
	Manila Water Co. Inc.	1,111,085	568
	D&L Industries Inc.	3,173,000	542
	Filinvest Land Inc.	14,538,400	453
	Vista Land & Lifescapes Inc.	5,068,000	400
	Cebu Air Inc.	233,010	378
	First Philippine Holdings Corp.	282,240	331
	Belle Corp.	5,638,600	282
	Lopez Holdings Corp.	2,487,700	272
	Nickel Asia Corp.	2,624,808	227
	Philex Mining Corp.	2,046,281	175
*	Melco Crown Philippines Resorts Corp.	2,542,800	122
*	Atlas Consolidated Mining & Development Corp.	853,100	72
			11,796
Poland (0.2%)
	Kernel Holding SA	76,367	842
	Budimex SA	16,646	784
*	Ciech SA	37,358	716
*	CD Projekt Red SA	105,784	600
^	PKP Cargo SA	47,635	572
*	Globe Trade Centre SA	333,618	565
^	Netia SA	295,282	404
	Warsaw Stock Exchange	38,508	327
^	Lubelski Wegiel Bogdanka SA	33,522	253
^,* Jastrzebska Spolka Weglowa SA		102,560	222
*	Neuca SA	2,564	205
^,* Getin Holding SA		611,861	201
	Boryszew SA	127,777	135
*	Integer.pl SA	7,186	133
			5,959
Portugal (0.3%)
	NOS SGPS SA	325,290	2,361

	CTT-Correios de Portugal SA	223,931	1,945
	Sonae SGPS SA	1,398,412	1,568
	Portucel SA	377,773	1,265
	Semapa-Sociedade de Investimento e Gestao	55,433	667
	REN - Redes Energeticas Nacionais SGPS SA	193,285	581
^,* Banco BPI SA		522,034	571
	Altri SGPS SA	123,649	502
^	Mota-Engil SGPS SA	118,468	187
*	Pharol SGPS SA	660,729	172
	Sonaecom SGPS SA	48,550	104
			9,923
Russia (0.1%)
	M Video OJSC	112,430	389
*	DIXY Group PJSC	98,410	366
	TMK PAO GDR	78,956	217
*	Mechel	179,200	146
*	Sollers PAO	22,760	127
	OGK-2 PAO	38,218,850	111
	Mosenergo OAO	8,590,191	97
*	Raspadskaya OAO	182,900	61
			1,514
Singapore (1.4%)
	SATS Ltd.	1,024,729	2,804
	Mapletree Industrial Trust	1,906,000	2,063
	Mapletree Commercial Trust	2,126,000	1,998
	Keppel REIT	2,699,947	1,700
	Mapletree Greater China Commercial Trust	2,692,212	1,593
	Mapletree Logistics Trust	2,178,216	1,441
	Raffles Medical Group Ltd.	474,728	1,356
	Starhill Global REIT	2,381,108	1,233
	Frasers Centrepoint Trust	871,210	1,164
	Asian Pay Television Trust	2,439,000	1,064
	United Engineers Ltd.	800,000	1,004
^	First Resources Ltd.	759,629	936
	Keppel Infrastructure Trust	2,839,300	919
^	Genting Hong Kong Ltd.	2,881,577	909
*	Biosensors International Group Ltd.	1,670,102	906
	CDL Hospitality Trusts	975,566	897
	Ascott Residence Trust	1,076,021	870
	Cambridge Industrial Trust	2,226,260	814
	Cache Logistics Trust	1,240,241	759
^	Ezion Holdings Ltd.	1,970,412	724
	Frasers Commercial Trust	841,713	688
	CapitaLand Retail China Trust	678,860	675
	Lippo Malls Indonesia Retail Trust	3,087,800	674
^,* China Animal Healthcare Ltd.		1,003,918	671
^	SIIC Environment Holdings Ltd.	1,362,882	628
^,2 ARA Asset Management Ltd.		854,887	624
	First REIT	752,000	619
^	Far East Hospitality Trust	1,320,400	596
	Religare Health Trust	857,500	568
^	Keppel DC REIT	778,500	548
	Ascendas Hospitality Trust	1,003,000	536
	Ascendas India Trust	904,562	509
	Soilbuild Business Space REIT	959,000	489
	OUE Hospitality Trust	948,166	486

^,* Tiger Airways Holdings Ltd.		1,498,136	486
^	SPH REIT	750,400	486
	Silverlake Axis Ltd.	1,210,263	473
	OUE Ltd.	381,900	443
^,* Yoma Strategic Holdings Ltd.		1,313,919	416
^	Sabana Shari'ah Compliant Industrial REIT	821,300	384
*	GL Ltd.	601,900	365
*	Perennial Real Estate Holdings Ltd.	601,283	358
	Accordia Golf Trust	948,616	343
	Croesus Retail Trust	595,000	339
	Super Group Ltd. (Singapore Shares)	606,574	324
^	Sarine Technologies Ltd.	279,404	305
^	Hyflux Ltd.	776,286	266
^	OSIM International Ltd.	322,680	231
^,* China Everbright Water Ltd.		616,500	205
	Raffles Education Corp. Ltd.	1,110,839	187
	Hi-P International Ltd.	642,000	184
	Midas Holdings Ltd.	978,847	176
^,* Gallant Venture Ltd.		1,115,679	173
^	Bumitama Agri Ltd.	356,000	170
^,* Ezra Holdings Ltd.		3,188,198	129
	CSE Global Ltd.	398,759	123
	Boustead Singapore Ltd.	214,000	119
	Keppel Telecommunications & Transportation Ltd.	96,420	96
*	Ying Li International Real Estate Ltd.	717,000	67
^,* China Fishery Group Ltd.		1,088,512	58
^,* Vard Holdings Ltd.		508,000	54
*	GMG Global Ltd.	244,400	53
^	Swiber Holdings Ltd.	339,750	44
*	China Hongxing Sports Ltd.	831,000	34
*	Boustead Projects Ltd.	64,200	30
	CITIC Envirotech Ltd.	15,805	15
*	China Milk Products Group Ltd.	140,000	—
			40,601
South Africa (0.5%)
*	Super Group Ltd. (South Africa Shares)	514,960	1,266
	SA Corporate Real Estate Fund Nominees Pty Ltd.	3,880,078	1,065
*	Harmony Gold Mining Co. Ltd.	540,307	993
	Vukile Property Fund Ltd.	850,831	826
	Famous Brands Ltd.	105,402	773
	Emira Property Fund Ltd.	702,581	682
	Mpact Ltd.	236,022	635
	Cashbuild Ltd.	31,588	545
	Wilson Bayly Holmes-Ovcon Ltd.	77,166	523
	City Lodge Hotels Ltd.	48,787	448
	Zeder Investments Ltd.	1,446,554	436
*	Curro Holdings Ltd.	152,356	409
	Peregrine Holdings Ltd.	229,681	396
	Illovo Sugar Ltd.	329,306	391
	Lewis Group Ltd.	140,094	386
	Astral Foods Ltd.	59,950	369
	Metair Investments Ltd.	248,904	369
	Blue Label Telecoms Ltd.	475,055	368
	Hudaco Industries Ltd.	51,950	328
	Murray & Roberts Holdings Ltd.	590,594	295
*	Consolidated Infrastructure Group Ltd.	144,315	245
	Raubex Group Ltd.	223,847	198

	Clover Industries Ltd.	188,516	177
*	ArcelorMittal South Africa Ltd.	408,181	156
	Invicta Holdings Ltd.	59,706	152
	Adcorp Holdings Ltd.	135,922	151
	Group Five Ltd.	136,967	136
*	Pinnacle Holdings Ltd.	176,819	114
	DRDGOLD Ltd.	257,096	72
*	Aveng Ltd.	471,485	71
	Merafe Resources Ltd.	1,222,650	58
			13,033
South Korea (4.8%)
^,* ViroMed Co. Ltd.		18,005	2,947
^	Medy-Tox Inc.	6,301	2,736
^	Ottogi Corp.	1,957	2,315
	CJ E&M Corp.	29,359	2,270
^	CJ CGV Co. Ltd.	19,219	2,179
^	SK Chemicals Co. Ltd.	30,801	2,076
^	Youngone Corp.	45,838	1,961
	Green Cross Holdings Corp.	44,355	1,796
^,* Com2uSCorp		15,218	1,736
^	KB Insurance Co. Ltd.	68,225	1,699
^	Korea Kolmar Co. Ltd.	19,226	1,639
	Korean Reinsurance Co.	142,146	1,579
^	Green Cross Corp.	8,557	1,549
^,* Komipharm International Co. Ltd.		44,133	1,518
^	Meritz Securities Co. Ltd.	472,755	1,462
	Hyundai Greenfood Co. Ltd.	76,374	1,447
^	LG Innotek Co. Ltd.	20,808	1,445
^	Cosmax Inc.	9,121	1,441
^	Chong Kun Dang Pharmaceutical Corp.	11,189	1,360
^	Eo Technics Co. Ltd.	12,820	1,349
^	Samyang Holdings Corp.	8,996	1,336
^	GS Retail Co. Ltd.	23,607	1,295
^	Hansae Co. Ltd.	25,067	1,260
^	Kolon Industries Inc.	24,975	1,242
^,* Kumho Tire Co. Inc.		230,186	1,205
^	Fila Korea Ltd.	14,690	1,194
^	Hana Tour Service Inc.	14,261	1,171
^	Innocean Worldwide Inc.	16,563	1,165
^	Kolon Life Science Inc.	6,260	1,157
*	Osstem Implant Co. Ltd.	16,682	1,157
^,* LG Life Sciences Ltd.		18,187	1,066
*	Ssangyong Cement Industrial Co. Ltd.	72,278	1,030
^	Ilyang Pharmaceutical Co. Ltd.	19,421	1,006
^	LG International Corp.	37,503	975
^,* iNtRON Biotechnology Inc.		17,412	973
^	Samlip General Foods Co. Ltd.	3,578	964
^	Meritz Fire & Marine Insurance Co. Ltd.	75,482	945
^	Lotte Food Co. Ltd.	1,184	938
	Bukwang Pharmaceutical Co. Ltd.	34,119	922
	Daesang Corp.	28,160	897
	Korea Electric Terminal Co. Ltd.	10,494	879
	Dong-A ST Co. Ltd.	6,487	870
	Hyundai Home Shopping Network Corp.	9,231	863
^	LOTTE Himart Co. Ltd.	17,882	845
^,* SM Entertainment Co.		23,023	837
	LS Industrial Systems Co. Ltd.	24,286	829

	KIWOOM Securities Co. Ltd.	17,271	799
	Taekwang Industrial Co. Ltd.	958	795
^,* HLB Inc.		45,722	791
	S&T Motiv Co. Ltd.	10,865	769
	Hanjin Transportation Co. Ltd.	17,566	765
^,* Wonik IPS Co. Ltd.		85,675	763
	Huons Co. Ltd.	10,971	754
^	Seoul Semiconductor Co. Ltd.	57,285	749
^,* Medipost Co. Ltd.		9,379	742
	CJ O Shopping Co. Ltd.	4,901	737
^,* Pan Ocean Co. Ltd.		285,336	733
	JB Financial Group Co. Ltd.	166,941	721
	Daou Technology Inc.	41,406	712
^	InBody Co. Ltd.	15,604	712
	Korea Petrochemical Ind Co. Ltd.	4,237	711
	GS Home Shopping Inc.	5,186	707
^	Amicogen Inc.	11,606	700
^,* Seegene Inc.		21,219	687
^,* GemVax & Kael Co. Ltd.		37,724	685
^	OCI Materials Co. Ltd.	7,314	683
^	Dong-A Socio Holdings Co. Ltd.	3,744	673
^	Korea Real Estate Investment & Trust Co. Ltd.	250,746	662
^	Halla Holdings Corp.	12,639	661
	Kwang Dong Pharmaceutical Co. Ltd.	62,506	651
	Handsome Co. Ltd.	18,868	643
^	iMarketKorea Inc.	33,998	627
	Young Poong Corp.	784	625
^,* Hyundai Elevator Co. Ltd.		14,936	613
^	SFA Engineering Corp.	13,743	611
^	Hansol Chemical Co. Ltd.	12,109	608
^	JW Pharmaceutical Corp.	17,293	607
^	LF Corp.	27,703	601
^	Cuckoo Electronics Co. Ltd.	2,974	594
^	Loen Entertainment Inc.	8,908	591
^,* Chabiotech Co. Ltd.		46,135	591
	Daishin Securities Co. Ltd.	58,285	590
^,* Hanwha General Insurance Co. Ltd.		95,069	589
^	Grand Korea Leisure Co. Ltd.	30,573	588
^	Ahnlab Inc.	10,169	579
^	Interpark Holdings Corp.	63,347	574
	DuzonBizon Co. Ltd.	31,103	567
^	Hankook Tire Worldwide Co. Ltd.	37,732	560
^	YG Entertainment Inc.	15,019	551
^	Nexen Tire Corp.	57,184	550
^	Hanjin Kal Corp.	41,555	547
^	Poongsan Corp.	26,693	544
^,* Muhak Co. Ltd.		21,227	542
^	Binggrae Co. Ltd.	8,997	539
^	Dae Hwa Pharmaceutical Co. Ltd.	15,802	532
^	Dongwon F&B Co. Ltd.	1,657	531
^	Koh Young Technology Inc.	17,123	525
^,* Binex Co. Ltd.		33,279	524
^	Hyundai Livart Furniture Co. Ltd.	16,093	524
*	Asiana Airlines Inc.	134,893	517
^,* Genexine Co. Ltd.		6,052	516
^	Daewoong Pharmaceutical Co. Ltd.	7,155	514
^	Huchems Fine Chemical Corp.	36,536	513

^	Meritz Financial Group Inc.	49,549	512
^	Partron Co. Ltd.	55,678	506
	Hanil Cement Co. Ltd.	6,140	506
^	Chongkundang Holdings Corp.	5,135	501
^	Lutronic Corp.	10,414	489
	Samyang Corp.	5,017	479
	Cell Biotech Co. Ltd.	8,358	479
^	Crown Confectionery Co. Ltd.	959	473
^,* Webzen Inc.		24,316	467
	Hancom Inc.	24,772	464
^	LEENO Industrial Inc.	14,063	456
^,* i-SENS Inc.		14,110	455
^,* Gamevil Inc.		6,754	450
^	Dongwon Industries Co. Ltd.	2,041	448
	Korea Kolmar Holdings Co. Ltd.	8,991	445
^	Humedix Co. Ltd.	7,618	444
	Namyang Dairy Products Co. Ltd.	694	440
^,* Hansol Technics Co. Ltd.		22,339	438
^,* WeMade Entertainment Co. Ltd.		13,083	437
^	Soulbrain Co. Ltd.	13,578	431
^	Cosmax BTI Inc	6,945	429
^	Tongyang Life Insurance Co. Ltd.	49,761	425
	Youngone Holdings Co. Ltd.	7,341	424
^,* Dongbu HiTek Co. Ltd.		36,399	423
^,* Sansung Life & Science Co. Ltd.		17,425	415
^	KONA I Co. Ltd.	17,486	412
	Hansol Paper Co. Ltd.	23,051	410
^	IS Dongseo Co. Ltd.	12,802	399
^,* Seobu T&D		23,489	395
^	Maeil Dairy Industry Co. Ltd.	11,350	389
*	Green Cross Cell Corp.	9,220	385
*	Mirae Asset Life Insurance Co. Ltd.	101,248	382
^	KH Vatec Co. Ltd.	23,374	379
^,* COSON Co. Ltd.		20,313	374
	S&T Dynamics Co. Ltd.	35,559	373
^	Kolon Corp.	5,936	369
	Hankook Shell Oil Co. Ltd.	913	369
^	Seah Besteel Corp.	17,123	363
^,* Agabang&Company		36,606	358
	NS Shopping Co. Ltd.	2,286	352
^,* Kumho Industrial Co. Ltd.		37,982	351
^,* Naturalendo Tech Co. Ltd.		22,877	351
^,* Ssangyong Motor Co.		63,591	349
	Sungwoo Hitech Co. Ltd.	50,015	346
^	JW Holdings Corp.	45,015	345
^,* SK Securities Co. Ltd.		383,523	342
^,* Jusung Engineering Co. Ltd.		51,077	340
^,* Woongjin Thinkbig Co. Ltd.		33,602	337
*	Dongkuk Steel Mill Co. Ltd.	78,028	336
^,* China Ocean Resources Co. Ltd.		131,675	336
	Daeduck Electronics Co.	50,782	335
^	Able C&C Co. Ltd.	16,773	334
^	Kolao Holdings	39,474	329
	KISWIRE Ltd.	10,912	326
	Daekyo Co. Ltd.	42,417	324
^,* Hyundai Rotem Co. Ltd.		31,377	320
^	Posco ICT Co. Ltd.	83,435	320

^,* Coreana Cosmetics Co. Ltd.		34,674	320
^	Lock&Lock Co. Ltd.	29,204	315
^,* Foosung Co. Ltd.		87,435	312
^,* Yuanta Securities Korea Co. Ltd.		118,630	312
^	Samchully Co. Ltd.	3,906	302
	KT Skylife Co. Ltd.	23,886	300
^	Lumens Co. Ltd.	68,378	298
^	SK Gas Ltd.	4,866	296
	Silicon Works Co. Ltd.	12,506	294
^	AK Holdings Inc.	7,336	289
^	E1 Corp.	6,216	288
*	Taeyoung Engineering & Construction Co. Ltd.	70,945	285
	Humax Co. Ltd.	22,327	281
^,* Hansol Holdings Co. Ltd.		45,006	279
^,* Neowiz Games Corp.		20,012	272
^	SL Corp.	18,280	268
^,* Pharmicell Co. Ltd.		68,478	268
	POSCO Chemtech Co. Ltd.	25,470	253
	Sindoh Co. Ltd.	6,075	252
^,* Insun ENT Co. Ltd.		48,264	251
^	KISCO Corp.	7,971	248
^,* Samsung Pharmaceutical Co. Ltd.		33,394	245
^	Namhae Chemical Corp.	30,040	236
^,* CUROCOM Co. Ltd.		156,811	236
^,* Hanjin Heavy Industries & Construction Co. Ltd.		85,707	233
	Daishin Securities Co. Ltd. Preference Shares	38,355	232
	Dae Han Flour Mills Co. Ltd.	1,507	231
^	Sung Kwang Bend Co. Ltd.	31,240	231
	Youlchon Chemical Co. Ltd.	23,467	223
^	Hyundai Corp.	10,737	221
^,* Korea Line Corp.		15,081	218
	Hanwha Investment & Securities Co. Ltd.	74,260	217
	CJ Hellovision Co. Ltd.	21,442	216
^	Seoyon E-Hwa Co. Ltd.	17,568	211
	GOLFZON Co. Ltd.	3,147	205
^	SBS Media Holdings Co. Ltd.	69,400	205
	Daeduck GDS Co. Ltd.	25,565	205
*	Duk San Neolux Co. Ltd.	8,321	194
^	TK Corp.	26,637	189
^	GOLFZONYUWONHOLDINGS Co. Ltd.	26,491	179
*	Hyundai C&F Inc.	7,385	179
	Sam Young Electronics Co. Ltd.	18,620	174
^	Seoyon Co. Ltd.	17,030	167
^	Kyobo Securities Co. Ltd.	22,053	164
	Kwangju Bank	25,433	158
*	Eugene Investment & Securities Co. Ltd.	72,832	147
^,* 3S Korea Co. Ltd.		70,925	146
	Eusu Holdings Co. Ltd.	25,060	145
^,* Duksan Hi-Metal Co. Ltd.		18,916	145
	SeAH Steel Corp.	3,441	145
^	DY Corp.	29,413	141
^,* STS Semiconductor & Telecommunications		72,593	138
*	Interflex Co. Ltd.	14,656	131
	Hitejinro Holdings Co. Ltd.	9,000	120
	Dongbu Securities Co. Ltd.	38,937	114
*	Taewoong Co. Ltd.	9,801	112
^,* KTB Investment & Securities Co. Ltd.		56,860	107

	INTOPS Co. Ltd.	6,332	104
^	Iljin Display Co. Ltd.	25,264	101
	MegaStudy Co. Ltd.	2,940	95
*	Kumho Electric Co. Ltd.	8,710	90
*	MegaStudyEdu Co. Ltd.	1,702	83
*	NEPES Corp.	16,272	76
^,* SK Communications Co. Ltd.		24,269	73
*	ICD Co. Ltd.	11,667	70
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	16,877	63
^,* Doosan Engine Co. Ltd.		28,930	62
^,* Taihan Electric Wire Co. Ltd.		15,732	41
^	EG Corp.	3,452	31
*	CNK International Co. Ltd.	35,374	9
*	Zyle Daewoo Motor Sales Corp.	3,992	4
*	Tera Resource Co. Ltd.	42,004	2
*	SSCP Co. Ltd.	20,873	1
*	Shenglong PV-Tech Investment Co. Ltd.	44,660	1
	SK Telecom Co. Ltd.	1	—
*	Daewoo Songdo Development Co. Ltd.	11,746	—
			135,929
Spain (1.9%)
	Gamesa Corp. Tecnologica SA	327,657	6,123
	Merlin Properties Socimi SA	488,322	5,671
	Viscofan SA	69,233	4,150
2	Cellnex Telecom SAU	201,967	3,481
^	Bolsas y Mercados Espanoles SHMSF SA	114,209	3,431
	Ebro Foods SA	126,159	2,473
*	Inmobiliaria Colonial SA	3,044,865	2,040
	Grupo Catalana Occidente SA	63,902	1,961
	Almirall SA	94,103	1,817
^,* Indra Sistemas SA		175,351	1,734
*,2 Euskaltel SA		138,989	1,617
^	Tecnicas Reunidas SA	46,338	1,544
^,* Fomento de Construcciones y Contratas SA		202,213	1,525
^	Melia Hotels International SA	127,823	1,396
	Prosegur Cia de Seguridad SA	304,735	1,367
*	NH Hotel Group SA	306,808	1,275
	Applus Services SA	149,225	1,218
*	Hispania Activos Inmobiliarios SA	97,755	1,216
	Cia de Distribucion Integral Logista Holdings SA	55,808	1,163
	Faes Farma SA	377,656	1,107
	Obrascon Huarte Lain SA	183,944	984
	CIE Automotive SA	59,213	863
	Construcciones y Auxiliar de Ferrocarriles SA	2,951	783
	Atresmedia Corp. de Medios de Comunicacion SA	78,354	744
^	Sacyr SA	429,061	724
	Ence Energia y Celulosa SA	210,430	671
*	Pharma Mar SA	253,329	643
*	Liberbank SA	412,113	571
^	Promotora de Informaciones SA	70,829	368
	Papeles y Cartones de Europa SA	60,079	317
^	Abengoa SA Class B	1,278,676	258
^	Duro Felguera SA	101,409	132
*	Deoleo SA	365,266	93
	Tubacex SA	51,058	92
^,* Caja de Ahorros del Mediterraneo		42,306	—
^,* Let's GOWEX SA		31,105	—

*	Pescanova SA	10,066	—
			53,552
Sweden (3.6%)
	NCC AB Class B	122,205	4,149
^,* Fingerprint Cards AB Class B		75,718	4,098
^	ICA Gruppen AB	112,690	3,986
^	Elekta AB Class B	516,534	3,852
	Castellum AB	244,039	3,638
	BillerudKorsnas AB	227,944	3,632
*	Hexpol AB	365,530	3,244
	Fabege AB	202,315	3,137
*	Fastighets AB Balder	139,632	3,120
*	Swedish Orphan Biovitrum AB	235,151	2,976
*	Betsson AB	184,650	2,952
	Loomis AB Class B	92,802	2,764
*	Axfood AB	154,112	2,696
	Indutrade AB	48,384	2,576
	AAK AB	38,270	2,491
	Nibe Industrier AB Class B	85,972	2,484
	Hufvudstaden AB Class A	161,552	2,226
*	NetEnt AB	44,275	2,214
*	Wallenstam AB	303,780	2,164
	JM AB	76,983	2,120
	Modern Times Group MTG AB Class B	78,049	2,070
	Wihlborgs Fastigheter AB	107,122	2,058
	Holmen AB	70,871	2,031
	L E Lundbergforetagen AB Class B	38,822	1,987
	Peab AB	251,897	1,913
	Intrum Justitia AB	57,013	1,889
	Saab AB Class B	62,174	1,877
	Kungsleden AB	264,692	1,770
	Com Hem Holding AB	208,324	1,760
	Avanza Bank Holding AB	40,884	1,542
	Ratos AB	283,446	1,520
*	Lifco AB Class B	67,265	1,496
	AF AB	88,576	1,397
*	Sweco AB Class B	91,175	1,341
	Nobia AB	106,497	1,190
*	Pandox AB	76,277	1,188
	Hemfosa Fastigheter AB	118,362	1,170
2	Thule Group AB	97,795	1,167
	Atrium Ljungberg AB	61,552	890
^,* SSAB AB Class A		359,609	867
^	Lindab International AB	93,377	674
	Concentric AB	65,796	669
	SAS AB Preference Shares	10,667	665
^,* SAS AB		228,628	658
	Klovern AB Preference Shares	20,360	647
	Bure Equity AB	84,020	627
	Clas Ohlson AB	35,320	586
	Investment AB Oresund	23,877	577
	Axis Communications AB	14,435	575
	Haldex AB	65,826	569
	Klovern AB	544,442	543
^,* SSAB AB Class B		253,706	533
	Rezidor Hotel Group AB	155,323	531
*	Collector AB	35,266	517

	Mekonomen AB	24,009	490
	Nordnet AB	106,817	426
	SkiStar AB	30,187	409
	Fastighets AB Balder Preference Shares	9,484	336
	Sagax AB Preference Shares	79,402	285
	NCC AB Class A	7,881	266
	Ratos AB Preference Shares	1,176	257
	Hemfosa Fastigheter AB Preference Shares	13,857	237
			102,719
Switzerland (2.9%)
	Georg Fischer AG	5,907	3,904
	BB Biotech AG	16,646	3,868
	Logitech International SA	225,975	3,586
	Straumann Holding AG	11,490	3,489
	Flughafen Zuerich AG	4,528	3,339
*,2 Sunrise Communications Group AG		51,841	3,054
	Temenos Group AG	59,210	2,878
	dorma&kaba Holding AG	4,551	2,811
	Cembra Money Bank AG	42,965	2,585
	Valiant Holding AG	23,580	2,573
	Tecan Group AG	16,010	2,312
	ams AG	82,087	2,267
	OC Oerlikon Corp. AG	246,852	2,203
	Mobimo Holding AG	10,050	2,122
	Forbo Holding AG	1,985	2,107
	Panalpina Welttransport Holding AG	20,160	1,957
	Allreal Holding AG	14,241	1,878
	Bucher Industries AG	9,079	1,862
	Leonteq AG	13,826	1,720
	U-Blox AG	8,322	1,679
	Belimo Holding AG	717	1,626
	Gategroup Holding AG	42,499	1,571
	Emmi AG	3,318	1,531
	Autoneum Holding AG	6,843	1,493
	SFS Group AG	22,934	1,490
	Burckhardt Compression Holding AG	4,606	1,438
	Rieter Holding AG	7,624	1,413
	Schweiter Technologies AG	1,505	1,237
	Kuoni Reisen Holding AG	3,972	1,236
	Implenia AG	22,345	1,096
	St. Galler Kantonalbank AG	3,081	1,092
	VZ Holding AG	4,069	1,089
	Huber & Suhner AG	24,891	1,052
	Daetwyler Holding AG	8,209	1,048
*	Cosmo Pharmaceuticals SA	6,880	1,010
	Ascom Holding AG	60,368	964
	EFG International AG	97,103	847
	Vontobel Holding AG	19,285	812
	Conzzeta AG	1,312	791
	Valora Holding AG	3,733	769
^,* Meyer Burger Technology AG		133,302	769
	Siegfried Holding AG	3,608	665
	Kudelski SA	46,727	642
*	Bell AG	179	628
*	AFG Arbonia-Forster Holding AG	64,898	627
*	APG SGA SA	1,489	579
	Ypsomed Holding AG	3,838	535

BKW AG	13,617	498
* Basilea Pharmaceutica AG	6,639	490
* Schmolz & Bickenbach AG	881,911	423
* Zehnder Group AG	11,558	407
Vetropack Holding AG	280	388
^ Alpiq Holding AG	3,697	380
Swissquote Group Holding SA	12,543	322
* Plazza AG	1,312	254
Bachem Holding AG	3,267	166
* Orascom Development Holding AG	15,285	133
* Petroplus Holdings AG	36,495	1
		83,706
Taiwan (5.9%)
China Life Insurance Co. Ltd.	5,162,651	3,667
Chailease Holding Co. Ltd.	1,641,214	2,617
Powertech Technology Inc.	1,124,662	2,362
WPG Holdings Ltd.	2,265,889	2,206
Phison Electronics Corp.	246,962	1,797
Makalot Industrial Co. Ltd.	264,660	1,787
Ruentex Development Co. Ltd.	1,541,142	1,783
Ruentex Industries Ltd.	1,067,160	1,753
Merida Industry Co. Ltd.	375,055	1,659
Yageo Corp.	1,002,218	1,582
Highwealth Construction Corp.	1,685,341	1,565
Standard Foods Corp.	627,557	1,506
Micro-Star International Co. Ltd.	1,138,000	1,444
Kenda Rubber Industrial Co. Ltd.	988,325	1,406
Win Semiconductors Corp.	867,407	1,382
Simplo Technology Co. Ltd.	448,053	1,356
Radiant Opto-Electronics Corp.	686,147	1,341
Zhen Ding Technology Holding Ltd.	627,400	1,334
St. Shine Optical Co. Ltd.	68,419	1,329
eMemory Technology Inc.	112,000	1,304
Chipbond Technology Corp.	912,852	1,295
Hiwin Technologies Corp.	344,985	1,274
TTY Biopharm Co. Ltd.	348,987	1,228
King Slide Works Co. Ltd.	93,675	1,217
Tripod Technology Corp.	726,327	1,199
Hota Industrial Manufacturing Co. Ltd.	285,000	1,198
CTCI Corp.	1,071,667	1,188
Chroma ATE Inc.	578,040	1,148
King Yuan Electronics Co. Ltd.	1,706,963	1,138
Tong Yang Industry Co. Ltd.	790,919	1,099
* Asia Pacific Telecom Co. Ltd.	3,133,000	1,067
* LCY Chemical Corp.	1,151,255	1,058
PChome Online Inc.	113,974	1,034
* Winbond Electronics Corp.	3,869,000	1,032
Poya International Co. Ltd.	111,877	1,030
Everlight Electronics Co. Ltd.	613,725	1,027
Voltronic Power Technology Corp.	65,101	1,013
Tung Thih Electronic Co. Ltd.	89,000	1,007
Airtac International Group	210,229	1,002
Compeq Manufacturing Co. Ltd.	1,721,471	991
Sino-American Silicon Products Inc.	769,945	986
Taiwan Paiho Ltd.	390,183	976
King's Town Bank Co. Ltd.	1,531,193	969
Wistron NeWeb Corp.	374,571	955

Grape King Bio Ltd.	166,000	911
* Nan Kang Rubber Tire Co. Ltd.	1,095,107	898
Kinsus Interconnect Technology Corp.	420,282	883
Far Eastern Department Stores Ltd.	1,746,043	877
Taichung Commercial Bank Co. Ltd.	3,160,036	873
Clevo Co.	905,944	861
* China Petrochemical Development Corp.	3,581,077	859
Cub Elecparts Inc.	73,589	846
Chin-Poon Industrial Co. Ltd.	528,072	835
* Ta Chong Bank Ltd.	2,135,160	826
Ginko International Co. Ltd.	69,200	822
Waterland Financial Holdings Co. Ltd.	3,767,000	820
Sercomm Corp.	331,000	811
Shin Zu Shing Co. Ltd.	215,000	803
Casetek Holdings Ltd.	154,000	799
Elan Microelectronics Corp.	621,350	793
Chlitina Holding Ltd.	79,750	786
Gigabyte Technology Co. Ltd.	747,271	774
China Steel Chemical Corp.	237,853	771
Depo Auto Parts Ind Co. Ltd.	224,313	768
Elite Material Co. Ltd.	440,519	766
Silergy Corp.	60,000	763
TSRC Corp.	1,064,046	760
Accton Technology Corp.	735,467	755
FLEXium Interconnect Inc.	305,059	735
Gigasolar Materials Corp.	35,600	722
Parade Technologies Ltd.	89,000	709
* Motech Industries Inc.	577,311	705
Neo Solar Power Corp.	1,060,819	697
Formosa International Hotels Corp.	105,936	688
Yungtay Engineering Co. Ltd.	514,993	671
Cleanaway Co. Ltd.	133,000	662
* E Ink Holdings Inc.	1,505,708	653
Jih Sun Financial Holdings Co. Ltd.	3,173,205	650
Tainan Spinning Co. Ltd.	1,583,674	647
Gourmet Master Co. Ltd.	96,650	646
Grand Pacific Petrochemical	1,387,928	645
WT Microelectronics Co. Ltd.	619,642	645
* Yeong Guan Energy Technology Group Co. Ltd.	102,000	645
Mercuries Life Insurance Co. Ltd.	1,228,637	642
Qisda Corp.	2,110,000	639
Firich Enterprises Co. Ltd.	265,246	637
Coretronic Corp.	795,000	625
Taiwan Hon Chuan Enterprise Co. Ltd.	459,401	622
Visual Photonics Epitaxy Co. Ltd.	399,941	614
* General Interface Solution Holding Ltd.	225,000	613
* Sanyang Motor Co. Ltd.	957,037	610
* Ennoconn Corp.	57,000	609
Huaku Development Co. Ltd.	382,499	609
Mitac Holdings Corp.	893,000	606
Shinkong Synthetic Fibers Corp.	2,324,416	604
Tung Ho Steel Enterprise Corp.	1,170,150	593
China Synthetic Rubber Corp.	849,552	587
* Kinpo Electronics	1,965,196	586
* Tatung Co. Ltd.	3,690,320	577
Sporton International Inc.	94,799	571
AmTRAN Technology Co. Ltd.	1,200,692	555

Lung Yen Life Service Corp.	320,000	553
PharmaEngine Inc.	79,000	549
Taiwan Shin Kong Security Co. Ltd.	470,930	544
Flytech Technology Co. Ltd.	178,845	543
Lien Hwa Industrial Corp.	957,810	540
ScinoPharm Taiwan Ltd.	351,561	532
* China Man-Made Fiber Corp.	2,131,778	524
San Shing Fastech Corp.	271,824	522
Namchow Chemical Industrial Co. Ltd.	286,000	522
* Gintech Energy Corp.	537,354	522
Prince Housing & Development Corp.	1,869,183	519
China Bills Finance Corp.	1,468,800	504
Greatek Electronics Inc.	487,000	504
Elite Advanced Laser Corp.	130,800	501
Sinbon Electronics Co. Ltd.	269,000	500
Great Wall Enterprise Co. Ltd.	830,190	500
Primax Electronics Ltd.	428,000	495
* Microbio Co. Ltd.	652,562	489
USI Corp.	1,255,518	488
Goldsun Building Materials Co. Ltd.	2,105,591	486
Xxentria Technology Materials Corp.	185,776	482
Walsin Technology Corp.	849,685	482
* Gigastorage Corp.	486,800	474
Farglory Land Development Co. Ltd.	480,854	471
Advanced Wireless Semiconductor Co.	194,000	468
* Bizlink Holding Inc.	96,000	465
* HannStar Display Corp.	3,650,810	462
Zinwell Corp.	273,099	459
* Swancor Ind Co. Ltd.	95,000	455
Cheng Loong Corp.	1,386,920	454
YungShin Global Holding Corp.	315,647	448
TA Chen Stainless Pipe	1,021,546	442
Tong Hsing Electronic Industries Ltd.	204,056	432
Ardentec Corp.	658,267	430
Taiwan FamilyMart Co. Ltd.	71,000	429
Wowprime Corp.	101,761	426
Sitronix Technology Corp.	143,282	425
Advanced Ceramic X Corp.	73,000	425
TXC Corp.	401,877	424
Test Rite International Co. Ltd.	702,725	420
Adlink Technology Inc.	200,254	418
MIN AIK Technology Co. Ltd.	277,987	418
AcBel Polytech Inc.	577,000	417
Ambassador Hotel	521,519	417
Lealea Enterprise Co. Ltd.	1,557,848	417
Merry Electronics Co. Ltd.	244,910	414
United Integrated Services Co. Ltd.	319,000	413
Pixart Imaging Inc.	180,920	409
BES Engineering Corp.	2,185,468	407
Taiwan Acceptance Corp.	195,000	404
Asia Vital Components Co. Ltd.	470,337	398
Faraday Technology Corp.	297,000	398
Universal Cement Corp.	646,414	397
* Taigen Biopharmaceuticals Holdings Ltd.	467,000	396
Test Research Inc.	288,371	396
Pihsiang Machinery Manufacturing Co. Ltd.	187,000	393
Posiflex Technology Inc.	81,765	389

* Taiwan Styrene Monomer	756,579	387
Long Bon International Co. Ltd.	706,000	386
XPEC Entertainment Inc.	170,761	385
IEI Integration Corp.	320,623	385
Aten International Co. Ltd.	186,260	382
Masterlink Securities Corp.	1,424,177	378
* Center Laboratories Inc.	189,200	376
CyberTAN Technology Inc.	586,571	376
* TWi Pharmaceuticals Inc.	78,000	374
Yieh Phui Enterprise Co. Ltd.	1,704,355	373
Systex Corp.	240,000	371
* Orient Semiconductor Electronics Ltd.	1,109,000	370
Taiwan Cogeneration Corp.	527,903	367
Taiwan Surface Mounting Technology Corp.	434,530	363
Great China Metal Industry	436,000	363
Formosan Rubber Group Inc.	697,888	357
Nan Liu Enterprise Co. Ltd.	79,000	357
* Wei Chuan Foods Corp.	669,835	355
Lotes Co. Ltd.	97,000	355
Chong Hong Construction Co. Ltd.	275,493	355
Taiwan TEA Corp.	856,293	351
Topco Scientific Co. Ltd.	219,003	351
Basso Industry Corp.	180,000	351
Toung Loong Textile Manufacturing	125,000	351
A-DATA Technology Co. Ltd.	330,915	351
* Medigen Biotechnology Corp.	163,680	348
ITEQ Corp.	488,261	348
Everlight Chemical Industrial Corp.	562,523	347
FocalTech Systems Co. Ltd.	405,398	346
Radium Life Tech Co. Ltd.	1,097,265	338
Soft-World International Corp.	160,520	337
* Continental Holdings Corp.	1,167,600	337
Brogent Technologies Inc.	40,606	336
Taiwan PCB Techvest Co. Ltd.	354,102	334
Sinyi Realty Inc.	426,824	334
Solar Applied Materials Technology Co.	609,201	332
Wah Lee Industrial Corp.	254,883	332
* Ritek Corp.	4,085,000	329
Getac Technology Corp.	539,000	327
International Games System Co. Ltd.	71,213	327
Zeng Hsing Industrial Co. Ltd.	76,000	326
Holtek Semiconductor Inc.	219,279	325
* D-Link Corp.	1,026,406	321
* CMC Magnetics Corp.	3,249,369	318
Sigurd Microelectronics Corp.	501,000	317
Mercuries & Associates Holding Ltd.	547,005	317
WUS Printed Circuit Co. Ltd.	400,000	316
Career Technology MFG. Co. Ltd.	477,126	313
China Metal Products	411,515	312
* Shining Building Business Co. Ltd.	1,101,463	312
Asia Polymer Corp.	567,525	308
Taiwan Land Development Corp.	987,129	307
* Asia Optical Co. Inc.	325,000	304
Evergreen International Storage & Transport Corp.	767,502	300
Taiwan Semiconductor Co. Ltd.	304,000	299
Syncmold Enterprise Corp.	215,000	298
Solartech Energy Corp.	525,414	295

Federal Corp.	653,437	293
Kinik Co.	194,000	292
Hung Sheng Construction Ltd.	692,100	291
Unitech Printed Circuit Board Corp.	803,738	281
Dynapack International Technology Corp.	201,299	280
Lite-On Semiconductor Corp.	401,977	280
Kuo Toong International Co. Ltd.	314,817	275
KEE TAI Properties Co. Ltd.	647,740	274
Green Seal Holding Ltd.	81,000	272
Rich Development Co. Ltd.	1,031,000	271
Elite Semiconductor Memory Technology Inc.	324,000	271
UPC Technology Corp.	1,025,510	270
Senao International Co. Ltd.	224,000	268
* Li Peng Enterprise Co. Ltd.	1,120,915	267
Holy Stone Enterprise Co. Ltd.	273,670	267
CSBC Corp. Taiwan	591,808	265
* Ho Tung Chemical Corp.	1,270,356	263
Gemtek Technology Corp.	451,115	263
Sunplus Technology Co. Ltd.	787,000	263
Chimei Materials Technology Corp.	455,000	262
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	121,000	261
Sampo Corp.	748,311	261
Long Chen Paper Co. Ltd.	863,655	260
Taiwan Fire & Marine Insurance Co. Ltd.	409,840	258
YC INOX Co. Ltd.	450,159	258
Topkey Corp.	78,000	256
Tong-Tai Machine & Tool Co. Ltd.	358,429	255
Lextar Electronics Corp.	528,000	252
Rechi Precision Co. Ltd.	345,668	252
Taiflex Scientific Co. Ltd.	228,034	249
Gloria Material Technology Corp.	488,484	248
Johnson Health Tech Co. Ltd.	159,283	240
Taiwan Sanyo Electric Co. Ltd.	333,300	238
* E-Ton Solar Tech Co. Ltd.	694,603	237
OptoTech Corp.	784,000	236
Global Unichip Corp.	119,649	233
Sincere Navigation Corp.	390,000	229
Alpha Networks Inc.	477,827	227
Chung-Hsin Electric & Machinery Manufacturing Corp.	443,625	227
Kuoyang Construction Co. Ltd.	710,648	224
Darwin Precisions Corp.	873,000	224
Elitegroup Computer Systems Co. Ltd.	376,647	223
Pan Jit International Inc.	552,000	223
Sonix Technology Co. Ltd.	208,000	223
Bank of Kaohsiung Co. Ltd.	839,820	218
Nien Hsing Textile Co. Ltd.	330,083	214
Richtek Technology Corp.	36,641	212
Pan-International Industrial Corp.	578,595	211
* Taiwan Liposome Co. Ltd.	51,000	210
Ichia Technologies Inc.	446,000	209
Altek Corp.	267,250	209
Etron Technology Inc.	531,947	205
Vivotek Inc.	83,693	205
ALI Corp.	277,358	200
Hung Poo Real Estate Development Corp.	325,195	200
Tyntek Corp.	448,250	196
TYC Brother Industrial Co. Ltd.	272,710	195

Kindom Construction Corp.	461,000	194
CHC Healthcare Group	114,727	194
Unity Opto Technology Co. Ltd.	338,000	189
Jess-Link Products Co. Ltd.	226,800	188
* Wafer Works Corp.	517,309	182
* Chung Hung Steel Corp.	1,168,047	181
China Chemical & Pharmaceutical Co. Ltd.	313,000	180
GeoVision Inc.	83,906	180
Weltrend Semiconductor	304,200	175
Infortrend Technology Inc.	334,885	175
* Genius Electronic Optical Co. Ltd.	106,732	174
King's Town Construction Co. Ltd.	311,826	172
Microlife Corp.	66,500	171
Unizyx Holding Corp.	427,000	170
* Green Energy Technology Inc.	252,746	167
Ability Enterprise Co. Ltd.	282,099	167
Huang Hsiang Construction Corp.	272,051	165
China General Plastics Corp.	389,147	164
Chung Hwa Pulp Corp.	586,135	161
* Silicon Integrated Systems Corp.	782,592	161
* Gold Circuit Electronics Ltd.	586,280	160
Aerospace Industrial Development Corp.	137,383	158
* Concord Securities Co. Ltd.	755,324	158
* Lotus Pharmaceutical Co. Ltd.	80,000	157
Jentech Precision Industrial Co. Ltd.	124,698	154
ITE Technology Inc.	182,418	150
Darfon Electronics Corp.	287,000	150
* China Electric Manufacturing Corp.	667,000	145
Chia Hsin Cement Corp.	524,352	142
Global Mixed Mode Technology Inc.	80,199	140
* HannsTouch Solution Inc.	523,731	138
Chun Yuan Steel	516,676	137
Globe Union Industrial Corp.	310,675	132
Quanta Storage Inc.	190,000	130
* G Tech Optoelectronics Corp.	378,000	130
* Champion Building Materials Co. Ltd.	625,000	125
Cyberlink Corp.	61,076	125
* AGV Products Corp.	495,000	120
FSP Technology Inc.	181,428	115
* Chinese Gamer International Corp.	95,000	112
Taiwan Mask Corp.	377,650	108
ACES Electronic Co. Ltd.	120,000	107
Phihong Technology Co. Ltd.	308,618	107
Taiyen Biotech Co. Ltd.	107,877	106
* Dynamic Electronics Co. Ltd.	366,468	101
ENG Electric Co. Ltd.	188,466	99
Lingsen Precision Industries Ltd.	398,000	98
Hsin Kuang Steel Co. Ltd.	260,569	96
L&K Engineering Co. Ltd.	159,000	89
* Ta Ya Electric Wire & Cable	650,440	85
Taiwan Navigation Co. Ltd.	219,178	82
* Eastern Media International Corp.	406,072	79
* Genesis Photonics Inc.	312,308	76
KYE Systems Corp.	254,491	74
Shih Wei Navigation Co. Ltd.	205,784	70
Sunrex Technology Corp.	158,792	70
* Microelectronics Technology Inc.	188,212	70

*	LES Enphants Co. Ltd.	145,059	67
	Chinese Maritime Transport Ltd.	109,000	67
	Young Optics Inc.	58,000	59
*	Global Brands Manufacture Ltd.	295,045	59
	Sheng Yu Steel Co. Ltd.	111,000	56
	First Steamship Co. Ltd.	216,588	56
	Tsann Kuen Enterprise Co. Ltd.	91,295	56
	Advanced International Multitech Co. Ltd.	90,000	50
	Silitech Technology Corp.	72,925	39
*	Forest Water Environment Engineering Co. Ltd.	4,278	7
*	Wafer Works Corp. Rights Exp. 2/18/2016	32,401	—
*	Taigen Biopharmaceuticals Holdings Ltd. Rights Exp. 2/18/2016	10,723	—
			169,978
Thailand (1.2%)
*	OBI Pharma Inc.	180,000	3,274
*	Digital Telecommunications Infrastructure Fund	4,174,700	1,485
*	BTS Rail Mass Transit Growth Infrastructure Fund	4,640,676	1,338
*	Jasmine Broadband Internet Infrastructure Fund	3,943,300	967
*	KCE Electronics PCL	420,100	901
*	Bangkok Expressway & Metro PCL	5,649,682	846
*	Srisawad Power 1979 PCL	616,885	818
*	Tipco Asphalt PCL	868,600	815
*	Robinson Department Store PCL	727,800	790
*	Bangkok Land PCL	18,758,900	755
*	Bangkok Airways Co. Ltd.	1,074,800	740
*	Siam Global House PCL	2,761,804	699
*	Thanachart Capital PCL	605,920	643
*	Muangthai Leasing PCL	1,040,100	602
	Central Plaza Hotel PCL	526,790	586
*	Superblock PCL	17,859,300	582
*	Hana Microelectronics PCL	656,950	566
*	Major Cineplex Group PCL	710,115	558
*	Thaicom PCL	713,340	537
*	Chularat Hospital PCL	7,518,860	512
*	PTG Energy PCL	1,207,600	474
*	Jasmine International PCL	5,368,588	471
^	Sino-Thai Engineering & Construction PCL (Foreign)	759,099	461
*	Krungthai Card PCL	187,600	460
*	Dynasty Ceramic PCL	3,808,000	459
*	Pruksa Real Estate PCL (Local)	639,890	454
	Kiatnakin Bank PCL (Foreign)	389,200	435
*	Tisco Financial Group PCL	362,950	431
*	momo.com Inc.	66,000	422
^,* Bangkok Expressway & Metro PCL		2,581,033	386
*	SPCG PCL	674,100	386
*	CH Karnchang PCL	515,300	374
*	Carabao Group PCL	360,900	372
*	Univentures PCL (Local)	2,179,388	369
*	Gunkul Engineering PCL	548,750	368
*	TPI Polene PCL	5,725,800	362
*	Bangkok Expressway & Metro PCL (Foreign)	2,412,253	361
*	Bangchak Petroleum PCL	431,000	356
*	Bangkok Chain Hospital PCL (Local)	1,492,080	346
	TTW PCL (Foreign)	1,201,300	340
*	U City PCL	397,043,575	333
^	Central Plaza Hotel PCL NVDR	289,900	322
*	CK Power PCL	5,461,800	319

^	Thoresen Thai Agencies PCL (Foreign)	1,399,625	304
*	Thai Vegetable Oil PCL	467,600	301
*	LPN Development PCL	693,711	287
^,* Italian-Thai Development PCL (Foreign)		1,360,202	266
^	WHA Corp. PCL	3,527,247	266
^	Hana Microelectronics PCL (Foreign)	307,510	265
*	Thai Reinsurance PCL	3,398,450	257
	Pruksa Real Estate PCL (Foreign)	361,400	256
*	Samart Corp. PCL	457,021	246
	Bangkok Chain Hospital PCL (Foreign)	1,051,125	244
*	Supalai PCL	468,800	240
*	Esso Thailand PCL	1,741,000	239
*	GFPT PCL	671,200	230
*	Inter Far East Energy Corp.	1,290,500	230
	Thanachart Capital PCL NVDR	216,600	230
*	Sansiri PCL (Local)	5,274,300	224
*	Amata Corp. PCL	645,400	224
	VGI Global Media PCL - NVDR	2,024,200	219
*	Sri Trang Agro-Industry PCL	740,900	217
^	Supalai PCL NVDR	413,100	211
	Tisco Financial Group PCL (Foreign)	172,150	204
*	TICON Industrial Connection PCL	622,700	203
	VGI Global Media PCL (Foreign)	1,865,788	202
*	Quality Houses PCL (Local)	3,199,233	197
^	Samart Corp. PCL (Foreign)	341,500	184
*	Cal-Comp Electronics Thailand PCL	1,718,516	167
	WHA Corp. PCL (Foreign)	2,187,000	165
	Asian Property Development PCL (Foreign)	861,256	135
*	Thoresen Thai Agencies PCL (Local)	618,944	134
*	Italian-Thai Development PCL (Local)	676,308	132
^	Quality Houses PCL (Foreign)	2,133,757	131
	Maybank Kim Eng Securities Thailand PCL	197,500	128
*	Sino-Thai Engineering & Construction PCL NVDR	205,200	125
^	Univentures PCL (Foreign)	707,100	120
*	TTW PCL	419,400	119
*	Kiatnakin Bank PCL (Local)	104,200	116
	TTW PCL NVDR	361,600	102
	AP Thailand PCL	532,800	83
	Sansiri PCL (Foreign)	1,403,050	60
*	Precious Shipping PCL (Foreign)	403,800	56
*	Precious Shipping PCL	309,900	43
*	Sino-Thai Engineering & Construction PCL	24,716	15
	Hemaraj Land & Development PCL	109,821	13
*	Sahaviriya Steel Industries PCL (Local)	11,300,000	13
*	CK Power PCL Foreign Line Warrants Exp. 5/28/2020	1,015,920	12
*	VGI Global Media PCL	104,424	11
*	WHA Corp. PCL Warrants Exp. 12/31/2019	56,618	11
*	Sahaviriya Steel Industries PCL (Foreign)	9,411,500	11
*	Amata Corp. PCL Rights Exp, 2/23/2016	25,816	7
*	Jasmine International PCL Warrants Exp. 06/25/2020	2,122,200	—
*	G J Steel PCL Warrants Exp. 01/30/2020	1,627,035	—
*	Sansiri PLC Warrants Exp. 7/29/2017	1,403,050	—
*	BTS Group Holdings PCL Warrants Exp. 10/16/2018	976,408	—
*	Italian-Thai Development PCL (Foreign) Warrants Exp. 5/13/2019	272,040	—
*	VGI Global Media PCL Foreign Warrants	224,000	—
*	VGI Global Media PCL NVDR Warrants	171,400	—
*	Thoresen Thai Agencies PCL Warrants Exp. 2/28/219	166,980	—

* Italian-Thai Development PCL Warrants Exp. 5/13/2019	135,261	—
* Samart Corp. PCL Warrants Exp. 2/11/2018	106,504	—
* Precious Shipping PCL Warrants	23,790	—
* Srisawad Power 1979 PCL Warrants Exp. 11/30/2017	22,387	—
		34,930
Turkey (0.3%)
Dogus Otomotiv Servis ve Ticaret AS	120,935	447
* Dogan Sirketler Grubu Holding AS	2,407,241	441
Cimsa Cimento Sanayi VE Ticaret AS	76,450	373
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	1,004,968	372
Otokar Otomotiv Ve Savunma Sanayi AS	10,532	343
Akfen Holding AS	74,550	328
Aksa Akrilik Kimya Sanayii AS	91,802	320
* Asya Katilim Bankasi AS	1,453,793	280
* Aksa Enerji Uretim AS Class B	339,001	273
Konya Cimento Sanayii AS	2,412	262
* Sekerbank TAS	503,167	261
Gubre Fabrikalari TAS	134,487	255
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	239,419	246
Is Gayrimenkul Yatirim Ortakligi AS	415,691	239
Trakya Cam Sanayii AS	383,329	219
Tekfen Holding AS	155,970	204
* NET Holding AS	182,457	200
* Soda Sanayii AS	123,847	194
Bagfas Bandirma Gubre Fabrikalari AS	38,973	174
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	367,602	172
Albaraka Turk Katilim Bankasi AS	349,642	171
* Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	57,254	142
* Zorlu Enerji Elektrik Uretim AS	271,213	142
* Afyon Cimento Sanayi TAS	70,729	142
* Vestel Elektronik Sanayi ve Ticaret AS	72,776	128
* Koza Anadolu Metal Madencilik Isletmeleri AS	323,522	122
* Anadolu Cam Sanayii AS	210,651	122
Torunlar Gayrimenkul Yatirim Ortakligi AS	97,105	117
Bizim Toptan Satis Magazalari AS	24,664	109
Adana Cimento Sanayii TAS Class A	51,890	103
Aksigorta AS	175,747	95
* Vakif Gayrimenkul Yatirim Ortakligi AS	103,738	77
* Akenerji Elektrik Uretim AS	223,987	68
Alarko Holding AS	44,146	54
* Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	132,884	50
* Ihlas Holding AS	631,611	49
Turcas Petrol AS	88,897	44
Anadolu Hayat Emeklilik AS	16,420	31
		7,369
United Arab Emirates (0.0%)
* Amanat Holdings PJSC	1,800,140	385
* Eshraq Properties Co. PJSC	1,874,735	259
RAK Properties PJSC	1,412,175	181
National Central Cooling Co. PJSC	651,746	175
* Drake & Scull International PJSC	1,728,095	155
Aramex PJSC	68,356	54
		1,209
United Kingdom (14.3%)
Betfair Group plc	125,498	7,858
Bellway plc	180,391	7,163

Amlin plc	742,889	7,090
Halma plc	559,462	6,695
Henderson Group plc	1,553,206	6,180
Hiscox Ltd.	423,775	6,019
Greene King plc	453,234	5,709
Booker Group plc	2,386,687	5,680
IG Group Holdings plc	539,384	5,659
Great Portland Estates plc	514,109	5,638
Man Group plc	2,350,391	5,497
Shaftesbury plc	408,089	4,899
RPC Group plc	450,325	4,838
UBM plc	644,372	4,820
* BTG plc	566,400	4,747
Micro Focus International plc	237,749	4,709
Spirax-Sarco Engineering plc	107,181	4,678
WH Smith plc	169,651	4,477
Phoenix Group Holdings	336,651	4,174
Beazley plc	775,254	4,168
Cable & Wireless Communications plc	4,169,340	4,110
Intermediate Capital Group plc	490,326	4,087
Essentra plc	387,770	4,075
Close Brothers Group plc	220,679	4,066
Regus plc	958,447	4,052
Spectris plc	176,641	4,001
Berendsen plc	252,297	3,934
AA plc	908,389	3,829
Hays plc	2,094,931	3,804
Britvic plc	366,785	3,787
* Balfour Beatty plc	1,018,493	3,652
* Just Eat plc	681,412	3,649
Jupiter Fund Management plc	611,004	3,637
BBA Aviation plc	1,555,935	3,625
* Thomas Cook Group plc	2,266,858	3,468
Playtech plc	309,473	3,401
Greencore Group plc	596,510	3,314
Moneysupermarket.com Group plc	677,099	3,276
Rotork plc	1,296,650	3,175
Grafton Group plc	312,572	3,142
Saga plc	1,108,381	3,114
WS Atkins plc	149,972	3,097
UNITE Group plc	328,620	3,022
QinetiQ Group plc	903,390	2,997
Crest Nicholson Holdings plc	364,401	2,980
Domino's Pizza Group plc	203,247	2,859
SSP Group plc	694,877	2,837
Kennedy Wilson Europe Real Estate plc	174,357	2,781
Ultra Electronics Holdings plc	101,381	2,758
Ladbrokes plc	1,512,067	2,755
National Express Group plc	633,768	2,744
UDG Healthcare plc	361,334	2,701
Bovis Homes Group plc	201,407	2,699
Kier Group plc	138,127	2,634
Victrex plc	118,402	2,628
Lancashire Holdings Ltd.	294,020	2,628
Galliford Try plc	122,384	2,601
Michael Page International plc	446,533	2,593
^ Carillion plc	646,002	2,539

	Dignity plc	73,997	2,485
	Stagecoach Group plc	624,244	2,480
*	Firstgroup plc	1,803,563	2,402
	Home Retail Group plc	1,196,399	2,339
	Big Yellow Group plc	206,842	2,278
^,* Ocado Group plc		599,739	2,269
	Restaurant Group plc	296,126	2,256
	Greggs plc	150,736	2,247
	Go-Ahead Group plc	63,909	2,244
	Bodycote plc	286,816	2,243
	HomeServe plc	381,366	2,208
	Jardine Lloyd Thompson Group plc	184,741	2,202
	Mitie Group plc	540,257	2,183
^	Drax Group plc	593,275	2,141
	Elementis plc	685,277	2,105
	Indivior plc	971,382	2,103
	Savills plc	193,509	2,088
	Paragon Group of Cos. plc	458,082	2,065
	Debenhams plc	1,833,429	2,059
	Cineworld Group plc	282,610	2,039
*	Serco Group plc	1,659,126	2,025
	Redrow plc	317,521	2,018
	Workspace Group plc	174,693	2,015
	Laird plc	391,919	1,993
	Pets at Home Group plc	540,819	1,988
2	Spire Healthcare Group plc	427,121	1,976
	Grainger plc	595,644	1,967
	LondonMetric Property plc	848,751	1,963
	Dairy Crest Group plc	210,274	1,962
	Marston's plc	867,905	1,957
	Senior plc	616,204	1,928
	Electrocomponents plc	636,634	1,910
	Dechra Pharmaceuticals plc	128,688	1,838
	Tritax Big Box REIT plc	990,602	1,834
	Al Noor Hospitals Group plc	110,237	1,828
	Genus plc	88,521	1,817
	AVEVA Group plc	94,154	1,799
	Bwin Party Digital Entertainment plc	1,020,303	1,798
	Vesuvius plc	406,550	1,758
*	Cairn Energy plc	841,008	1,719
	Synthomer plc	396,968	1,669
^	Hansteen Holdings plc	1,049,483	1,664
	Dunelm Group plc	132,196	1,655
*	SVG Capital plc	234,677	1,645
	Card Factory plc	330,292	1,644
	Tullett Prebon plc	341,268	1,643
	Ted Baker plc	37,675	1,614
	Diploma plc	167,522	1,605
*,2 Wizz Air Holdings plc		59,247	1,604
	SIG plc	823,088	1,580
	Halfords Group plc	290,567	1,579
2	John Laing Group plc	535,504	1,568
	Centamin plc	1,613,762	1,565
	Brewin Dolphin Holdings plc	384,586	1,537
	Fidessa Group plc	55,947	1,503
	Mitchells & Butlers plc	354,460	1,472
	F&C Commercial Property Trust Ltd.	764,853	1,445

*	Vectura Group plc	592,024	1,422
	St. Modwen Properties plc	256,354	1,420
	Interserve plc	208,481	1,394
	Virgin Money Holdings UK plc	308,365	1,388
	Renishaw plc	52,292	1,362
	NMC Health plc	97,917	1,352
	KCOM Group plc	769,974	1,279
*	Ophir Energy plc	989,829	1,272
	Morgan Advanced Materials plc	417,465	1,270
^	Telecom Plus plc	87,027	1,251
	Computacenter plc	105,796	1,248
	BGEO Group plc	49,124	1,244
	Keller Group plc	105,455	1,234
	esure Group plc	343,547	1,231
	J D Wetherspoon plc	127,234	1,229
	International Personal Finance plc	348,557	1,202
2	Sophos Group plc	339,980	1,175
	Countrywide plc	222,273	1,115
	Devro plc	251,802	1,075
^	UK Commercial Property Trust Ltd.	906,361	1,075
2	Zoopla Property Group plc	346,855	1,062
	Entertainment One Ltd.	495,196	1,061
*	Enterprise Inns plc	781,404	1,029
	Spirent Communications plc	936,691	992
	N Brown Group plc	221,301	984
	Northgate plc	202,150	965
	SuperGroup plc	45,958	964
	Redefine International plc	1,402,971	951
	Foxtons Group plc	380,338	917
	Petra Diamonds Ltd.	720,918	913
^	Hunting plc	206,069	908
	De La Rue plc	142,228	905
	Chesnara plc	193,516	903
	Helical Bar plc	151,840	873
	Oxford Instruments plc	82,283	861
	Just Retirement Group plc	401,851	849
*	Aldermore Group plc	268,582	832
	RPS Group plc	312,445	817
	Xaar plc	119,000	815
	Picton Property Income Ltd.	803,004	806
	Premier Farnell plc	527,067	758
	Shanks Group plc	581,511	739
	Soco International plc	315,641	725
	ITE Group plc	360,740	724
*,2 Shawbrook Group plc		170,716	723
^,* Imagination Technologies Group plc		373,762	709
	Chemring Group plc	284,176	681
	Stobart Group Ltd.	462,690	677
^,* Allied Minds plc		164,197	664
*	Evraz plc	739,120	660
	Daejan Holdings plc	7,453	652
	Acacia Mining plc	220,014	650
*	Mothercare plc	215,103	643
^,* KAZ Minerals plc		374,221	617
	Schroder REIT Ltd.	747,214	617
	OneSavings Bank plc	138,016	602
	U & I Group plc	198,405	597

Poundland Group plc			277,721	564
Cape plc			169,409	546
888 Holdings plc			218,313	546
^ Vedanta Resources plc			155,577	546
^,* AO World plc			247,047	537
Speedy Hire plc			852,435	504
* Premier Foods plc			931,734	496
* Lamprell plc			380,375	455
Fenner plc			290,581	441
Xchanging plc			159,118	430
Partnership Assurance Group plc			234,024	409
* Genel Energy plc			228,104	342
^ Lonmin plc			407,170	322
Gem Diamonds Ltd.			168,260	283
* EnQuest plc			1,110,669	248
* Premier Oil plc			895,872	243
* Hochschild Mining plc			316,252	213
Ferrexpo plc			170,346	42
^,* Afren plc			1,404,272	36
* Tritax Big Box REIT plc Rights Exp. 02/11/2016			90,054	8
				409,564
Total Common Stocks (Cost $3,217,010)				2,824,423
	Coupon		Shares
Temporary Cash Investments (11.8%)[1]
Money Market Fund (11.7%)
[3,4] Vanguard Market Liquidity Fund	0.441%		335,019,913	335,020

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6] Federal Home Loan Bank Discount Notes	0.360%	3/4/16	500	500
[5,6] Federal Home Loan Bank Discount Notes	0.617%	6/10/16	500	499
[5,6] Federal Home Loan Bank Discount Notes	0.609%	6/17/16	2,000	1,997
				2,996
Total Temporary Cash Investments (Cost $338,014)				338,016
Total Investments (110.6%) (Cost $3,555,024)				3,162,439
Other Assets and Liabilities-Net (-10.6%)[4]				(302,339)
Net Assets (100%)				2,860,100

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $301,929,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 10.7%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate value of these securities was $44,811,000, representing 1.6% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $321,540,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $2,696,000 have been segregated as initial margin for open futures contracts.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	326,150	26,079	27
Common Stocks—Other	713	2,463,910	7,544
Temporary Cash Investments	335,020	2,996	—
Futures Contracts—Assets[1]	982	—	—
Forward Currency Contracts—Assets	—	115	—
Forward Currency Contracts—Liabilities	—	(143)	—
Total	662,865	2,492,957	7,571

FTSE All-World ex-US Small-Cap Index Fund

1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

FTSE All-World ex-US Small-Cap Index Fund

At January 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
MSCI Emerging Markets Index	March 2016	318	11,890	(486)
E-mini Russell 2000 Index	March 2016	86	8,870	(808)
Dow Jones EURO STOXX 50	March 2016	190	6,225	(395)
Topix Index	March 2016	45	5,349	(401)
				(2,090)

Unrealized appreciation (depreciation) on open MSCI Emerging Markets, E-mini Russell 2000, and Dow Jones EURO STOXX 50 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

At January 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

				Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	3/23/16	EUR	6,118	USD	6,767	(130)
BNP Paribas	3/15/16	JPY	810,266	USD	6,589	110
Morgan Stanley Capital Services LLC	3/15/16	JPY	689,625	USD	5,714	(12)
JPMorgan Chase Bank N.A.	3/23/16	EUR	4,461	USD	4,839	—
Barclays Bank PLC	3/15/16	JPY	575,600	USD	4,761	(1)
BNP Paribas	3/15/16	USD	6,445	JPY	778,770	5
						(28)
EUR—Euro.
JPY—Japanese yen.
USD—U.S. dollar.

E. At January 31, 2016, the cost of investment securities for tax purposes was $3,576,569,000. Net unrealized depreciation of investment securities for tax purposes was $414,130,000, consisting of unrealized gains of $318,182,000 on securities that had risen in value since their purchase and $732,312,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global ex-U.S. Real Estate Index Fund

Schedule of Investments
As of January 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Australia (10.1%)
Scentre Group	21,963,779	68,610
Westfield Corp.	7,885,313	56,133
Stockland	9,683,553	28,412
Goodman Group	6,430,599	28,158
Vicinity Centres	13,469,556	28,042
GPT Group	7,271,371	25,436
Dexus Property Group	3,956,197	20,866
Mirvac Group	15,049,124	20,548
LendLease Group	2,185,430	20,408
Investa Office Fund	2,492,193	6,970
Shopping Centres Australasia Property Group	2,927,172	4,469
BWP Trust	2,013,853	4,421
Charter Hall Group	1,286,577	4,098
Charter Hall Retail REIT	1,337,268	3,931
Cromwell Property Group	5,186,544	3,658
Aveo Group	1,577,354	3,355
Abacus Property Group	1,114,349	2,399
Gateway Lifestyle	1,003,144	2,088
ALE Property Group	710,061	1,929
Growthpoint Properties Australia Ltd.	696,239	1,500
Folkestone Education Trust	888,779	1,416
National Storage REIT	1,275,913	1,366
GDI Property Group	2,073,299	1,247
^ Peet Ltd.	1,642,282	1,225
Ingenia Communities Group	616,801	1,214
Arena REIT	939,804	1,181
Hotel Property Investments	609,565	1,134
^ Astro Japan Property Group	211,477	799
^ 360 Capital Group Ltd.	1,053,638	718
^ Galileo Japan Trust	450,684	661
Villa World Ltd.	456,334	658
Sunland Group Ltd.	578,453	655
Cedar Woods Properties Ltd.	203,501	636
Industria REIT	411,266	597
Aspen Group	567,358	491
360 Capital Office Fund	273,972	391
		349,820
Austria (0.7%)
* IMMOFINANZ AG	3,684,014	6,943
CA Immobilien Anlagen AG	298,183	5,114
BUWOG AG	226,327	4,652
* Conwert Immobilien Invest SE	278,100	3,933
Atrium European Real Estate Ltd.	702,948	2,419
S IMMO AG	220,315	1,832
		24,893
Belgium (0.7%)
Cofinimmo SA	83,412	9,084
Befimmo SA	82,215	4,716

	Warehouses De Pauw CVA	56,602	4,590
	Aedifica SA	56,878	3,558
*	Retail Estates NV	23,165	1,950
*	Wereldhave Belgium NV	8,750	952
*	Intervest Offices & Warehouses NV	34,177	861
			25,711
Brazil (0.4%)
	BR Malls Participacoes SA	1,936,380	5,774
	Multiplan Empreendimentos Imobiliarios SA	331,750	3,445
	Iguatemi Empresa de Shopping Centers SA	355,386	1,795
	BR Properties SA	778,953	1,592
	Aliansce Shopping Centers SA	294,705	774
	Sao Carlos Empreendimentos e Participacoes SA	108,250	501
	Sonae Sierra Brasil SA	95,683	362
*	JHSF Participacoes SA	631,693	198
			14,441
Canada (2.3%)
^	RioCan REIT	644,773	11,387
	H&R REIT	554,291	7,458
^	First Capital Realty Inc.	457,807	6,118
^	Canadian Apartment Properties REIT	258,049	5,509
^	Smart REIT	247,910	5,479
^	Canadian REIT	145,731	4,270
^	Allied Properties REIT	156,602	3,722
^	Cominar REIT	342,165	3,639
^	Boardwalk REIT	93,735	2,947
	Granite REIT	96,262	2,587
^	Dream Office REIT	218,563	2,512
^	Artis REIT	278,870	2,405
	Morguard Corp.	22,623	2,120
^	Crombie REIT	158,891	1,511
^	Choice Properties REIT	177,946	1,505
^	Milestone Apartments REIT	124,482	1,340
^	Dream Global REIT	231,096	1,328
^	CT REIT	120,258	1,197
	Pure Industrial Real Estate Trust	375,245	1,195
	Morguard REIT	124,697	1,169
^,* DREAM Unlimited Corp. Class A		211,363	1,115
^	Brookfield Canada Office Properties	53,788	1,003
^	Killam Apartment REIT	125,295	973
^	Northview Apartment REIT	79,233	972
	InnVest REIT	254,449	935
	InterRent REIT	150,116	729
^	Dream Industrial REIT	140,228	718
^	NorthWest Healthcare Properties REIT	107,855	672
^	Slate Retail REIT	59,582	608
	Melcor Developments Ltd.	58,010	579
	Plaza Retail REIT	172,850	556
^	Morguard North American Residential REIT	60,242	475
^,* Mainstreet Equity Corp.		20,271	438
^	OneREIT	164,483	370
			79,541

Chile (0.1%)
	Parque Arauco SA	2,390,442	3,723

China (8.5%)
	China Overseas Land & Investment Ltd.	17,867,710	52,202
	China Resources Land Ltd.	11,148,446	27,552
^	Evergrande Real Estate Group Ltd.	20,969,921	13,898
2	Dalian Wanda Commercial Properties Co. Ltd.	2,690,398	12,989
	Country Garden Holdings Co. Ltd.	33,500,163	12,984
	China Vanke Co. Ltd.	5,458,854	12,504
	New World China Land Ltd.	11,105,102	10,782
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,160,921	7,188
	Shimao Property Holdings Ltd.	5,047,664	7,116
	Sino-Ocean Land Holdings Ltd.	13,953,829	7,075
	Longfor Properties Co. Ltd.	5,041,208	6,440
*	Fullshare Holdings Ltd.	22,387,500	5,249
	Sunac China Holdings Ltd.	7,499,378	4,672
	Shenzhen Investment Ltd.	11,972,201	4,628
	Guangzhou R&F Properties Co. Ltd.	4,157,409	4,493
	China Jinmao Holdings Group Ltd.	16,428,054	4,300
*,2 Red Star Macalline Group Corp. Ltd.		4,502,600	4,109
*	Future Land Holdings Co. Ltd. Class A	2,213,969	4,106
	Yuexiu Property Co. Ltd.	25,743,094	3,744
	SOHO China Ltd.	7,900,045	3,686
^,* Goldin Properties Holdings Ltd.		5,367,340	3,674
	Shui On Land Ltd.	14,259,038	3,477
	KWG Property Holding Ltd.	5,447,158	3,453
^,* Renhe Commercial Holdings Co. Ltd.		79,600,484	3,356
^	Agile Property Holdings Ltd.	5,949,409	2,858
^	China South City Holdings Ltd.	13,310,111	2,510
*	Hopson Development Holdings Ltd.	2,582,710	2,403
*	China New City Commercial Development Ltd.	2,026,000	2,324
^,* Carnival Group International Holdings Ltd.		15,290,514	2,286
	Poly Property Group Co. Ltd.	8,248,448	2,245
^	CIFI Holdings Group Co. Ltd.	11,532,000	2,186
	Yuexiu REIT	4,260,516	2,163
*	Greentown China Holdings Ltd.	2,624,814	1,993
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,193,534	1,837
^	K Wah International Holdings Ltd.	4,719,338	1,687
	C C Land Holdings Ltd.	5,201,000	1,622
^	Logan Property Holdings Co. Ltd.	5,377,984	1,601
	Tian An China Investment Co. Ltd.	3,144,761	1,548
*,2 Sunshine 100 China Holdings Ltd.		3,271,000	1,490
	Beijing Enterprises Medical & Health Group Ltd.	20,268,000	1,417
^,* Kaisa Group Holdings Ltd.		6,991,671	1,402
*	Zall Development Group Ltd.	6,731,574	1,338
	Beijing Capital Land Ltd.	3,547,034	1,330
^,2 Redco Properties Group Ltd.		1,812,000	1,314
^	China SCE Property Holdings Ltd.	6,044,766	1,301
*	Gemdale Properties & Investment Corp. Ltd.	24,132,000	1,283
^	China Overseas Grand Oceans Group Ltd.	3,438,386	1,174
^	China Aoyuan Property Group Ltd.	6,165,000	1,138
^	Yuzhou Properties Co. Ltd.	4,847,000	1,125
^,* China Oceanwide Holdings Ltd.		10,828,000	1,122
^,* Madex International Holdings Ltd.		53,420,000	1,105
	Spring REIT	2,993,000	1,083
	Guorui Properties Ltd.	2,939,000	1,062

*	Glorious Property Holdings Ltd.	10,077,036	1,054
*	Mingfa Group International Co. Ltd.	4,231,908	1,036
^,* Zhuguang Holdings Group Co. Ltd.		5,682,000	995
^	Shanghai Industrial Urban Development Group Ltd.	5,378,799	944
*	Sinolink Worldwide Holdings Ltd.	7,644,643	914
	Beijing North Star Co. Ltd.	2,994,000	846
*	SRE Group Ltd.	21,628,000	830
*	China Minsheng Drawin Technology Group Ltd.	15,400,000	830
	Xinyuan Real Estate Co. Ltd. ADR	210,318	766
^	Future Land Development Holdings Ltd.	6,156,000	751
^	China Merchants Land Ltd.	5,230,000	728
	Road King Infrastructure Ltd.	904,000	721
	Powerlong Real Estate Holdings Ltd.	3,939,139	706
^	Times Property Holdings Ltd.	1,769,000	703
2	China Vast Industrial Urban Development Co. Ltd.	2,017,000	698
	Fantasia Holdings Group Co. Ltd.	6,352,443	686
	New Century REIT	1,843,000	676
	Silver Grant International Industries Ltd.	5,204,216	659
*	Top Spring International Holdings Ltd.	1,384,500	640
^,* Greenland Hong Kong Holdings Ltd.		2,162,000	615
^	Hydoo International Holding Ltd.	5,420,000	596
*	Wanda Hotel Development Co. Ltd.	5,486,741	580
^,* LVGEM China Real Estate Investment Co. Ltd.		2,152,000	576
*	Wuzhou International Holdings Ltd.	5,222,000	544
*	Shanghai Zendai Property Ltd.	21,210,000	504
	Minmetals Land Ltd.	5,203,000	487
	Lai Fung Holdings Ltd.	31,241,000	474
	Greattown Holdings Ltd. Class B	643,800	470
*	Beijing Properties Holdings Ltd.	7,442,000	439
^,* Guangdong Land Holdings Ltd.		1,780,000	430
*	Tian Shan Development Holding Ltd.	1,054,000	427
^,* China New Town Development Co. Ltd.		12,415,800	379
*	China Properties Group Ltd.	1,804,000	322
*	Zhong An Real Estate Ltd.	3,184,000	301
^	First Sponsor Group Ltd.	175,500	151
*	China Oceanwide Holdings Ltd. Rights Exp. 03/03/2016	5,414,000	—
			294,102
Denmark (0.0%)
*	Jeudan A/S	4,453	482
^,* TK Development A/S		255,296	267
			749
Egypt (0.2%)
	Talaat Moustafa Group	4,371,173	2,939
*	Palm Hills Developments SAE	4,608,932	1,299
*	Six of October Development & Investment	903,471	864
	Heliopolis Housing	134,738	754
*	Emaar Misr for Development SAE	2,517,594	704
*	Amer Group Holding	6,337,146	327
*	United Housing & Development	244,843	281
			7,168
Finland (0.2%)
	Citycon Oyj	1,591,425	3,798
	Sponda Oyj	858,283	3,510
	Technopolis Oyj	349,490	1,381
			8,689

France (5.7%)
	Unibail-Rodamco SE	404,452	101,947
	Klepierre	778,225	33,730
	Gecina SA	148,229	19,055
	Fonciere Des Regions	179,467	15,249
	ICADE	146,436	10,407
	Nexity SA	141,059	6,384
	Fonciere de Paris SIIC	39,148	4,471
	Altarea SCA	8,836	1,691
	Mercialys SA	76,398	1,560
	ANF Immobilier	36,479	786
*	Fonciere des Murs SCA	26,206	717
	Affine SA	24,450	377
			196,374
Germany (4.6%)
	Vonovia SE	1,821,916	55,530
	Deutsche Wohnen AG	1,385,272	36,522
	LEG Immobilien AG	247,142	20,061
	Deutsche EuroShop AG	182,399	7,801
	Grand City Properties SA	360,113	7,461
^	TAG Immobilien AG	496,522	5,845
	alstria office REIT-AG	425,505	5,313
	TLG Immobilien AG	212,962	4,064
*	PATRIZIA Immobilien AG	149,261	3,816
	Hamborner REIT AG	259,950	2,506
*,2 ADO Properties SA		84,563	2,362
	DIC Asset AG	196,992	1,914
	VIB Vermoegen AG	100,630	1,818
*	ADLER Real Estate AG	109,266	1,490
	WCM Beteiligungs & Grundbesitz-AG	443,168	1,413
			157,916
Greece (0.1%)
	Grivalia Properties REIC AE	159,148	1,226
*	LAMDA Development SA	165,462	681
			1,907
Hong Kong (10.5%)
	Sun Hung Kai Properties Ltd.	6,493,441	70,449
	Cheung Kong Property Holdings Ltd.	11,773,375	63,816
	Link REIT	9,400,589	53,931
	Hongkong Land Holdings Ltd.	4,849,012	30,553
	Sino Land Co. Ltd.	19,314,605	24,814
	Henderson Land Development Co. Ltd.	4,030,200	21,953
	Hang Lung Properties Ltd.	8,665,932	15,985
	Wheelock & Co. Ltd.	3,348,652	12,820
	Swire Properties Ltd.	4,335,600	11,281
	Hysan Development Co. Ltd.	2,564,655	9,937
	Hang Lung Group Ltd.	3,502,103	9,675
	Kerry Properties Ltd.	2,548,832	5,899
^	Chinese Estates Holdings Ltd.	1,963,452	4,487
	Champion REIT	8,986,512	4,229
	Great Eagle Holdings Ltd.	1,031,697	2,898
	Joy City Property Ltd.	16,589,235	2,182
	Sunlight REIT	4,280,400	2,033
	Prosperity REIT	4,763,649	1,671
^	Yida China Holdings Ltd.	4,034,000	1,457
	Far East Consortium International Ltd.	4,119,000	1,319

HKR International Ltd.	2,974,882	1,259
Kowloon Development Co. Ltd.	1,343,192	1,095
^ Langham Hospitality Investments and Langham Hospitality Investments Ltd.	3,326,000	1,084
^ TAI Cheung Holdings Ltd.	1,396,033	1,037
Liu Chong Hing Investment Ltd.	796,000	863
^ Lai Sun Development Co. Ltd.	59,115,453	735
* Hong Kong Ferry Holdings Co. Ltd.	650,000	721
^ Regal REIT	3,043,815	707
CSI Properties Ltd.	21,998,348	597
^ Emperor International Holdings Ltd.	3,517,832	564
ITC Properties Group Ltd.	1,274,000	528
China Motor Bus Co. Ltd.	48,600	443
Wang On Group Ltd.	32,000,000	418
^ Soundwill Holdings Ltd.	332,500	378
* China City Infrastructure Group Ltd.	4,972,000	267
International Entertainment Corp.	952,000	230
* Man Sang International Ltd.	2,244,000	222
ZH International Holdings Ltd.	7,610,000	206
China Properties Investment Holdings Ltd.	2,919,600	105
		362,848
India (0.3%)
DLF Ltd.	1,779,595	2,557
Oberoi Realty Ltd.	359,338	1,294
Prestige Estates Projects Ltd.	469,653	1,289
* Housing Development & Infrastructure Ltd.	1,143,317	1,249
Phoenix Mills Ltd.	215,465	951
Godrej Properties Ltd.	207,493	922
* Indiabulls Real Estate Ltd.	1,114,869	919
* Unitech Ltd.	7,421,577	623
Mahindra Lifespace Developers Ltd.	84,255	576
		10,380
Indonesia (0.9%)
Lippo Karawaci Tbk PT	80,066,700	6,160
Bumi Serpong Damai Tbk PT	38,971,927	4,962
Summarecon Agung Tbk PT	40,569,200	4,325
Ciputra Development Tbk PT	43,846,025	4,086
Pakuwon Jati Tbk PT	102,805,828	3,387
Modernland Realty Tbk PT	37,306,000	1,154
Kawasan Industri Jababeka Tbk PT	64,074,583	1,099
Alam Sutera Realty Tbk PT	40,792,597	962
Intiland Development Tbk PT	22,933,351	787
* Lippo Cikarang Tbk PT	1,583,900	702
* Agung Podomoro Land Tbk PT	28,661,400	647
* Eureka Prima Jakarta Tbk PT	16,758,300	605
Ciputra Surya Tbk PT	3,142,231	492
Puradelta Lestari Tbk PT	22,413,200	336
Sentul City Tbk PT	71,307,500	293
Ciputra Property Tbk PT	9,751,678	255
Bekasi Fajar Industrial Estate Tbk PT	11,945,582	210
* Bakrieland Development Tbk PT	48,597,400	176
		30,638
Ireland (0.3%)
Green REIT plc	2,783,450	4,519
Hibernia REIT plc	2,765,932	3,875
Irish Residential Properties REIT plc	1,483,972	1,777
		10,171

Israel (0.7%)
	Azrieli Group Ltd.	126,522	4,465
	Gazit-Globe Ltd.	402,448	3,182
	Alony Hetz Properties & Investments Ltd.	377,848	2,685
	Melisron Ltd.	70,978	2,252
*	Airport City Ltd.	239,562	2,129
	Reit 1 Ltd.	662,502	1,717
	Amot Investments Ltd.	479,506	1,547
*	Jerusalem Oil Exploration	34,165	1,298
	Norstar Holdings Inc.	60,562	767
	Sella Capital Real Estate Ltd.	543,075	762
*	Blue Square Real Estate Ltd.	18,467	624
*	ADO Group Ltd.	60,561	606
	Big Shopping Centers Ltd.	11,616	563
	Africa Israel Properties Ltd.	47,921	544
*	Summit Real Estate Holdings Ltd.	115,061	510
*	Africa Israel Investments Ltd.	437,026	183
	Industrial Buildings Corp. Ltd.	19,427	15
			23,849
Italy (0.1%)
^	Beni Stabili SpA SIIQ	4,427,859	2,991
	Immobiliare Grande Distribuzione SIIQ SPA	1,249,269	987
^,* Prelios SPA		1,047,788	248
			4,226
Japan (23.7%)
	Mitsubishi Estate Co. Ltd.	5,733,445	113,503
	Mitsui Fudosan Co. Ltd.	4,086,057	96,189
	Daiwa House Industry Co. Ltd.	2,747,974	77,584
	Sumitomo Realty & Development Co. Ltd.	1,960,367	54,954
	Daito Trust Construction Co. Ltd.	326,600	41,523
^	Nippon Building Fund Inc.	5,811	30,056
	Japan Real Estate Investment Corp.	5,394	28,653
	Japan Retail Fund Investment Corp.	10,010	21,204
*	Nomura Real Estate Master Fund Inc.	15,768	19,396
	Hulic Co. Ltd.	1,857,516	16,017
	United Urban Investment Corp.	10,897	14,914
	Tokyu Fudosan Holdings Corp.	2,113,056	13,858
	Orix JREIT Inc.	9,207	12,836
	Japan Prime Realty Investment Corp.	3,558	12,811
	Nippon Prologis REIT Inc.	7,124	12,679
	Advance Residence Investment Corp.	5,355	11,594
	GLP J-Reit	10,660	10,381
	Japan Hotel REIT Investment Corp.	13,639	10,358
	Tokyo Tatemono Co. Ltd.	894,483	9,623
	Activia Properties Inc.	2,060	9,254
	Nomura Real Estate Holdings Inc.	520,029	9,132
	Kenedix Office Investment Corp.	1,651	8,366
	Frontier Real Estate Investment Corp.	2,023	8,231
^	Daiwa Office Investment Corp.	1,322	7,565
	Aeon Mall Co. Ltd.	473,583	7,238
	Japan Logistics Fund Inc.	3,579	7,125
^	Mori Hills REIT Investment Corp.	5,622	7,122
	Nippon Accommodations Fund Inc.	1,978	7,079
	Mori Trust Sogo Reit Inc.	4,141	6,906
	Invincible Investment Corp.	11,193	6,870
^	Industrial & Infrastructure Fund Investment Corp.	1,440	6,731

*	Leopalace21 Corp.	1,102,650	6,107
	Japan Excellent Inc.	5,158	5,746
	Daiwa House Residential Investment Corp.	2,731	5,601
	Premier Investment Corp.	4,585	5,130
	Daiwa House REIT Investment Corp.	1,264	4,875
	Fukuoka REIT Corp.	2,816	4,603
	Japan Rental Housing Investments Inc.	6,683	4,535
	Tokyu REIT Inc.	3,777	4,444
	NTT Urban Development Corp.	439,600	4,316
	Ichigo Office REIT Investment	5,793	4,278
	Hulic Reit Inc.	2,851	4,149
^	NIPPON REIT Investment Corp.	1,661	3,787
	AEON REIT Investment Corp.	3,465	3,607
	Sekisui House SI Residential Investment Corp.	4,098	3,505
^	Kenedix Residential Investment Corp.	1,416	3,299
^	Sekisui House Reit Inc.	3,046	3,294
^	Hoshino Resorts REIT Inc.	326	3,250
	MCUBS MidCity Investment Corp.	1,092	3,241
	Comforia Residential REIT Inc.	1,774	3,191
	Kenedix Retail REIT Corp.	1,483	3,015
	TOC Co. Ltd.	360,629	2,869
	Global One Real Estate Investment Corp. Class A	757	2,673
	Hankyu Reit Inc.	2,390	2,588
	Top REIT Inc.	716	2,581
	Heiwa Real Estate REIT Inc.	3,451	2,376
^	Unizo Holdings Co. Ltd.	57,700	2,125
	Daikyo Inc.	1,205,050	1,947
	Daibiru Corp.	229,657	1,846
^	Invesco Office J-Reit Inc.	2,137	1,832
	Takara Leben Co. Ltd.	355,952	1,830
	Heiwa Real Estate Co. Ltd.	141,732	1,468
	Goldcrest Co. Ltd.	70,640	1,188
	SIA Reit Inc.	308	1,149
	Keihanshin Building Co. Ltd.	182,000	978
^	Starts Proceed Investment Corp.	618	866
^	Shinoken Group Co. Ltd.	50,000	855
	SAMTY Co. Ltd.	61,400	603
^	Japan Property Management Center Co. Ltd.	52,300	586
	Airport Facilities Co. Ltd.	103,500	502
^	Samty Residential Investment Corp.	656	451
^,* Japan Senior Living Investment Corp.		360	408
^,* Nippon Commercial Development Co. Ltd.		30,100	405
	Tokyo Theatres Co. Inc.	354,017	370
			816,221
Malaysia (0.8%)
	IOI Properties Group Bhd.	7,086,516	3,648
	KLCCP Stapled Group	1,375,870	2,326
	Sunway Bhd.	2,921,485	2,077
	SP Setia Bhd Group	2,748,660	1,920
	IGB REIT	5,375,800	1,864
	Mah Sing Group Bhd.	5,675,625	1,752
	Sunway REIT	4,526,734	1,603
*	Eco World Development Group Bhd.	4,460,400	1,390
	Pavilion REIT	3,448,000	1,322
	UEM Sunrise Bhd.	5,516,565	1,317
	Capitaland Malaysia Mall Trust	3,762,800	1,304
*	Eastern & Oriental Bhd.	3,485,156	1,225

Axis REIT	2,877,500	1,075
UOA Development Bhd.	2,078,100	1,037
Matrix Concepts Holdings Bhd.	1,520,383	868
IGB Corp. Bhd.	1,268,100	696
* YNH Property Bhd.	1,328,557	579
KSL Holdings Bhd.	1,688,800	517
Tropicana Corp. Bhd.	1,710,146	409
Tambun Indah Land Bhd.	932,200	285
Land & General Bhd.	3,342,800	283
* Eco World Development Group Bhd Warrants 2 Exp. 03/26/2022	450,320	42
* Eastern & Oriental Bhd Warrants Exp. 07/21/2019	438,840	19
* Matrix Concepts Holdings Bhd. Warrants	133,683	13
* Mah Sing Group Warrants Exp. 01/15/2026	264,345	8
* Mah Sing Group Bhd. Warrants Exp. 03/18/2018	156,256	6
		27,585
Mexico (1.4%)
Fibra Uno Administracion SA de CV	10,381,012	20,810
Concentradora Fibra Danhos SA de CV	3,127,615	5,813
* Grupo GICSA SA de CV	5,062,500	4,184
PLA Administradora Industrial S de RL de CV	2,464,204	3,937
Mexico Real Estate Management SA de CV	3,305,390	3,905
Corp Inmobiliaria Vesta SAB de CV	2,085,580	2,993
Prologis Property Mexico SA de CV	1,196,800	1,731
Concentradora Fibra Hotelera Mexicana SA de CV	1,995,559	1,513
Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,602,218	1,501
Asesor de Activos Prisma SAPI de CV	1,520,700	1,160
		47,547
Netherlands (0.7%)
Wereldhave NV	166,144	9,077
Eurocommercial Properties NV	196,640	8,596
Vastned Retail NV	78,552	3,439
NSI NV	563,104	2,294
* Brack Capital Properties NV	7,802	487
		23,893
New Zealand (0.6%)
Kiwi Property Group Ltd.	5,281,510	4,703
Goodman Property Trust	4,194,530	3,416
Precinct Properties New Zealand Ltd.	4,050,970	3,232
Argosy Property Ltd.	3,208,491	2,374
Stride Property Ltd.	1,453,588	2,028
Property for Industry Ltd.	1,888,620	1,992
^ Vital Healthcare Property Trust	1,053,709	1,305
		19,050
Norway (0.2%)
2 Entra ASA	320,712	2,525
Olav Thon Eiendomsselskap ASA	122,200	1,876
* Norwegian Property ASA	939,720	936
Selvaag Bolig ASA	181,004	527
		5,864
Philippines (1.5%)
SM Prime Holdings Inc.	47,548,281	21,268
Ayala Land Inc.	24,235,500	16,083
Megaworld Corp.	53,242,000	4,017
Robinsons Land Corp.	6,431,450	3,389
Vista Land & Lifescapes Inc.	17,998,000	1,420

	Filinvest Land Inc.	40,789,000	1,271
	8990 Holdings Inc.	8,177,000	1,163
	DoubleDragon Properties Corp.	2,360,400	1,040
	Belle Corp.	17,150,800	857
*	Starmalls Inc.	3,317,200	323
			50,831
Poland (0.1%)
^,* Globe Trade Centre SA		869,696	1,475
*	Echo Investment SA	453,890	811
			2,286
Qatar (0.2%)
	Barwa Real Estate Co.	407,169	3,627
	United Development Co. QSC	369,559	1,877
	Mazaya Qatar Real Estate Development QSC	100,712	318
			5,822
Russia (0.1%)
	LSR Group PJSC GDR	769,484	1,241
	Etalon Group Ltd. GDR	397,191	650
			1,891
Singapore (5.7%)
	CapitaLand Ltd.	10,386,238	22,578
	Global Logistic Properties Ltd.	12,780,231	15,147
	CapitaLand Mall Trust	10,707,234	15,043
	Ascendas REIT	8,758,461	14,361
	Suntec REIT	10,372,327	11,585
	UOL Group Ltd.	2,660,078	10,538
	City Developments Ltd.	1,938,490	9,509
	CapitaLand Commercial Trust Ltd.	8,191,282	7,495
	Fortune REIT	5,571,861	5,668
	Mapletree Industrial Trust	4,797,334	5,192
	Mapletree Commercial Trust	5,438,805	5,112
	Keppel REIT	7,089,315	4,464
	Mapletree Greater China Commercial Trust	7,325,628	4,335
	Mapletree Logistics Trust	6,029,329	3,989
^	Frasers Centrepoint Trust	2,384,241	3,185
	Starhill Global REIT	5,756,268	2,980
	CapitaLand Retail China Trust	2,804,786	2,789
^	Ascott Residence Trust	3,393,955	2,744
	CDL Hospitality Trusts	2,784,502	2,561
	Parkway Life REIT	1,609,955	2,557
^	Keppel DC REIT	3,625,100	2,553
	AIMS AMP Capital Industrial REIT	2,301,676	2,193
	Cache Logistics Trust	3,447,105	2,111
^	SPH REIT	3,101,300	2,007
	Frasers Commercial Trust	2,368,167	1,937
	Wing Tai Holdings Ltd.	1,773,410	1,916
	Ascendas Hospitality Trust	3,423,400	1,830
	First REIT	2,206,454	1,815
	Frasers Centrepoint Ltd.	1,548,800	1,797
	Sinarmas Land Ltd.	5,955,300	1,765
	Lippo Malls Indonesia Retail Trust	7,773,906	1,697
^	United Industrial Corp. Ltd.	796,988	1,684
	Ascendas India Trust	2,965,066	1,670
^	OUE Hospitality Trust	3,233,200	1,658
	Cambridge Industrial Trust	4,241,309	1,551
	Yanlord Land Group Ltd.	2,149,304	1,546

^	Far East Hospitality Trust	3,410,064	1,539
	Croesus Retail Trust	2,674,800	1,523
^,* Yoma Strategic Holdings Ltd.		4,659,018	1,475
	Soilbuild Business Space REIT	2,689,500	1,371
^	Frasers Hospitality Trust	2,390,100	1,232
	Sabana Shari'ah Compliant Industrial REIT	2,500,912	1,170
	GuocoLand Ltd.	978,877	1,167
	Wheelock Properties Singapore Ltd.	1,166,569	1,120
*	Perennial Real Estate Holdings Ltd.	1,861,877	1,108
	Ho Bee Land Ltd.	804,003	1,062
	OUE Commercial REIT	1,916,900	849
	Oxley Holdings Ltd.	2,123,300	630
^,* Ying Li International Real Estate Ltd.		4,365,000	406
	Fragrance Group Ltd.	1,076,250	141
^	SingHaiyi Group Ltd.	1,487,300	108
			196,463
South Africa (1.5%)
	Growthpoint Properties Ltd.	9,045,877	13,044
	Redefine Properties Ltd.	17,654,602	10,600
*	Resilient REIT Ltd.	1,404,755	10,493
	Hyprop Investments Ltd.	871,666	5,566
*	Attacq Ltd.	2,902,627	3,087
	Vukile Property Fund Ltd.	2,129,298	2,067
	SA Corporate Real Estate Fund Nominees Pty Ltd.	7,086,965	1,946
	Emira Property Fund Ltd.	1,952,544	1,895
	Octodec Investments Ltd.	749,673	1,002
	Rebosis Property Fund Ltd.	1,379,988	839
	Delta Property Fund Ltd.	1,964,982	801
*	Hospitality Property Fund Ltd. Class A	533,962	367
*	Balwin Properties Ltd.	677,192	328
			52,035
South Korea (0.0%)
^	SK D&D Co. Ltd.	9,932	548
	Dongwon Development Co. Ltd.	132,620	413
			961
Spain (0.9%)
	Merlin Properties Socimi SA	1,266,435	14,707
*	Inmobiliaria Colonial SA	8,083,357	5,415
*	Hispania Activos Inmobiliarios SA	336,148	4,180
	Axiare Patrimonio SOCIMI SA	245,087	2,978
	Lar Espana Real Estate Socimi SA	241,026	2,301
^,* Realia Business SA		733,286	700
			30,281
Sweden (2.0%)
	Castellum AB	708,972	10,570
	Fabege AB	579,320	8,981
*	Fastighets AB Balder	318,196	7,110
	Hufvudstaden AB Class A	486,710	6,707
*	Wallenstam AB	896,100	6,383
	Wihlborgs Fastigheter AB	285,709	5,489
	Hemfosa Fastigheter AB	544,139	5,377
	Kungsleden AB	644,714	4,311
	Atrium Ljungberg AB	196,668	2,844
	Sagax AB Class B	305,723	2,240
	Klovern AB B Shares	1,846,125	1,843
	Dios Fastigheter AB	200,115	1,316

* D Carnegie & Co. AB	155,060	1,131
* FastPartner AB	63,713	894
* NP3 Fastigheter AB	159,476	812
* Victoria Park AB	469,902	807
Platzer Fastigheter Holding AB Class B	162,146	707
Tribona AB	129,122	636
		68,158
Switzerland (1.6%)
Swiss Prime Site AG	287,289	22,991
PSP Swiss Property AG	166,310	14,172
Allreal Holding AG	59,092	7,793
Mobimo Holding AG	25,137	5,307
* Intershop Holding AG	6,081	2,458
Zug Estates Holding AG Class B	1,046	1,509
Hiag Immobilien Holding AG	11,050	981
		55,211
Taiwan (0.8%)
Ruentex Development Co. Ltd.	4,253,579	4,921
Highwealth Construction Corp.	4,152,149	3,856
Cathay No 1 REIT	4,695,310	2,390
Huaku Development Co. Ltd.	988,554	1,575
Prince Housing & Development Corp.	5,035,478	1,399
Farglory Land Development Co. Ltd.	1,199,631	1,176
Cathay No 2 REIT	2,415,000	1,122
Cathay Real Estate Development Co. Ltd.	2,785,000	1,084
Chong Hong Construction Co. Ltd.	788,497	1,015
Hung Sheng Construction Ltd.	2,071,000	871
Radium Life Tech Co. Ltd.	2,805,947	864
Taiwan Land Development Corp.	2,748,257	854
KEE TAI Properties Co. Ltd.	1,631,869	691
Kuoyang Construction Co. Ltd.	2,150,665	679
Hung Poo Real Estate Development Corp.	939,194	577
Kindom Construction Corp.	1,366,000	576
Pacific Construction Co.	1,254,000	558
* Shining Building Business Co. Ltd.	1,642,971	466
Huang Hsiang Construction Corp.	579,000	352
Yea Shin International Development Co. Ltd.	714,392	306
Advancetek Enterprise Co. Ltd.	599,000	300
King's Town Construction Co. Ltd.	453,239	250
Yungshin Construction & Development Co. Ltd.	178,800	141
		26,023
Thailand (1.0%)
* Central Pattana PCL	5,534,700	6,972
* Land & Houses PCL	13,584,100	3,366
^ CPN Retail Growth Leasehold Property Fund	6,521,610	3,325
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	7,293,708	2,796
* Pruksa Real Estate PCL	2,866,100	2,032
Samui Airport Property Fund Leasehold	2,921,300	1,669
* Bangkok Land PCL	34,662,700	1,395
WHA Corp. PCL (Foreign)	16,227,630	1,224
* Supalai PCL	2,353,505	1,204
* Quality Houses PCL	19,160,100	1,180
* MBK PCL	2,894,320	1,127
* LPN Development PCL	2,447,500	1,013
* IMPACT Growth REIT	3,012,900	1,004
* Amata Corp. PCL	2,455,000	851

Singha Estate PCL	4,355,700	688
* Siam Future Development PCL	3,330,267	577
^ TICON Industrial Connection PCL	1,609,280	524
Sansiri PCL	11,844,200	504
* Platinum Group PCL	3,319,400	467
* United Power of Asia PCL	10,999,300	374
^ WHA Corp. PCL	4,759,678	359
* AP Thailand PCL	1,912,150	299
Univentures PCL (Foreign)	1,577,100	267
* Property Perfect PCL	12,008,800	266
* SC Asset Corp. PCL	3,071,925	250
Asian Property Development PCL (Foreign)	1,513,270	237
* Sansiri PCL (Local)	5,418,200	230
Rojana Industrial Park PCL NVDR	1,541,382	221
SC Asset Corp. PCL (Foreign)	2,526,712	206
^ TICON Industrial Connection PCL (Foreign)	578,993	188
* Univentures PCL	1,067,500	181
Sansiri PCL (Foreign)	4,060,798	173
Bangkok Land PCL (Foreign)	4,269,495	172
Land & Houses PCL (Foreign)	481,300	119
* Rojana Industrial Park PCL	659,912	95
Rojana Industrial Park PCL (Foreign)	481,328	69
* SC Asset Corp. PCL NVDR	831,300	68
Property Perfect PCL (Foreign)	2,742,000	61
* Amata Corp. PCL Rights	98,200	26
* WHA Corp. PCL Warrants Exp. 12/31/2019	108,341	21
* Sansiri PLC Warrants Exp. 07/29/2017	6,096,366	—
* Raimon Land PCL Warrants	1,271,475	—
* Thai Factory Development PCL Exp. 11/26/2017	204,800	—
		35,800
Turkey (0.3%)
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	7,940,671	6,954
Is Gayrimenkul Yatirim Ortakligi AS	1,833,062	1,052
Torunlar Gayrimenkul Yatirim Ortakligi AS	336,025	405
Saf Gayrimenkul Yatirim Ortakligi AS	1,154,444	301
		8,712
United Arab Emirates (1.1%)
Emaar Properties PJSC	14,862,905	20,013
Aldar Properties PJSC	13,180,551	7,900
* Emaar Malls Group PJSC	8,189,397	5,106
DAMAC Properties Dubai Co. PJSC	7,176,684	4,530
* Deyaar Development PJSC	5,535,542	662
* Eshraq Properties Co. PJSC	4,734,595	654
RAK Properties PJSC	4,611,175	592
		39,457
United Kingdom (9.1%)
Land Securities Group plc	3,304,784	51,830
British Land Co. plc	4,221,473	44,720
Hammerson plc	3,235,950	27,034
Derwent London plc	457,239	21,207
Segro plc	3,061,912	19,215
Capital & Counties Properties plc	3,066,591	16,228
Great Portland Estates plc	1,419,186	15,565
Intu Properties plc	3,370,104	14,422
Shaftesbury plc	1,146,290	13,761
UNITE Group plc	915,065	8,415

Big Yellow Group plc	612,792	6,749
F&C Commercial Property Trust Ltd.	3,296,518	6,229
LondonMetric Property plc	2,562,473	5,928
Grainger plc	1,697,385	5,606
Workspace Group plc	479,072	5,527
Assura plc	6,645,433	5,175
Tritax Big Box REIT plc	2,794,218	5,175
^	Hansteen Holdings plc	2,947,911	4,674
St. Modwen Properties plc	769,965	4,264
Safestore Holdings plc	858,728	4,203
Daejan Holdings plc	36,649	3,205
UK Commercial Property Trust Ltd.	2,486,001	2,948
Redefine International PLC	4,289,590	2,908
^	Primary Health Properties plc	1,853,592	2,833
Helical Bar plc	445,079	2,560
Empiric Student Property plc	1,416,596	2,277
Picton Property Income Ltd.	2,235,670	2,243
Schroder REIT Ltd.	2,134,049	1,761
Urban & Civic plc	431,571	1,642
*	CLS Holdings plc	70,335	1,623
U & I Group plc	507,636	1,527
McKay Securities plc	397,194	1,420
^,* Raven Russia Ltd.	2,401,045	1,151
*,2 Regional REIT Ltd.	786,980	1,149
*	Tritax Big Box REIT plc Rights Exp. 02/11/2016	254,019	22
315,196
Total Common Stocks (Cost $3,947,315)	3,436,433
Coupon
Temporary Cash Investments (3.6%)[1]
Money Market Fund (3.5%)
[3,4] Vanguard Market Liquidity Fund	0.441%	121,346,289	121,346

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	Federal Home Loan Bank Discount Notes	0.466%	3/7/16	200	200
5	Federal Home Loan Bank Discount Notes	0.617%	6/10/16	300	300
[5,6] Federal Home Loan Bank Discount Notes	0.609%	6/17/16	2,000	1,997
2,497
Total Temporary Cash Investments (Cost $123,841)	123,843
Total Investments (103.3%) (Cost $4,071,156)	3,560,276
Other Assets and Liabilities-Net (-3.3%)[4]	(112,400)
Net Assets (100%)	3,447,876

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $114,542,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 3.3%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate value of these securities was $26,636,000, representing 0.8% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $121,346,000 of collateral received for securities on loan.

5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $699,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	127,854	3,299,813	8,766
Temporary Cash Investments	121,346	2,497	—
Futures Contracts—Assets[1]	294	—	—

Global ex-U.S. Real Estate Index Fund

Total	249,494	3,302,310	8,766
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2016	119	11,484	(623)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At January 31, 2016, the cost of investment securities for tax purposes was $4,098,643,000. Net unrealized depreciation of investment securities for tax purposes was $538,367,000, consisting of unrealized gains of $77,672,000 on securities that had risen in value since their purchase and $616,039,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: March 17, 2016
VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 17, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.